UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21991

Fidelity Rutland Square Trust II

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

John Hitt, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2016

Item 1.

Reports to Stockholders

Strategic Advisers® Core Income Multi-Manager Fund Class F Semi-Annual Report August 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of August 31, 2016

(excluding cash equivalents)

	% of fund's net assets	% of fund's net assets 6 months ago
Western Asset Core Bond Fund Class I	29.6	31.0
Metropolitan West Total Return Bond Fund Class I	24.0	24.0
PIMCO Total Return Fund Institutional Class	21.1	21.1
U.S. Treasury Obligations	5.1	5.3
Fannie Mae	4.0	2.4
Ginnie Mae	1.2	1.4
Freddie Mac	1.1	1.0
Goldman Sachs Group, Inc.	0.7	0.7
ERP Operating LP	0.7	0.7
DDR Corp.	0.6	0.6
	88.1

Asset Allocation (% of fund's net assets)

As of August 31, 2016
Corporate Bonds	10.7%
U.S. Government and U.S. Government Agency Obligations	11.5%
Asset-Backed Securities	0.1%
CMOs and Other Mortgage Related Securities	1.6%
Municipal Securities	0.5%
Intermediate-Term Bond Funds	74.7%
Short-Term Investments and Net Other Assets (Liabilities)	0.9%

As of February 29, 2016
Corporate Bonds	10.4%
U.S. Government and U.S. Government Agency Obligations	10.1%
Asset-Backed Securities	0.1%
CMOs and Other Mortgage Related Securities	1.9%
Municipal Securities	0.5%
Intermediate-Term Bond Funds	76.1%
Short-Term Investments and Net Other Assets (Liabilities)	0.9%

Asset allocations of funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 10.7%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.5%
Automobiles - 0.4%
General Motors Co.:
3.5% 10/2/18	$20,000	$20,579
5.2% 4/1/45	6,000	6,387
6.6% 4/1/36	5,000	6,165
6.75% 4/1/46	11,000	14,117
General Motors Financial Co., Inc.:
2.625% 7/10/17	20,000	20,190
3.25% 5/15/18	10,000	10,192
3.5% 7/10/19	10,000	10,306
4.25% 5/15/23	10,000	10,469
4.375% 9/25/21	55,000	58,659
4.75% 8/15/17	15,000	15,453
		172,517
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	9,000	9,899
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
2.75% 12/9/20	2,000	2,081
3.7% 1/30/26	5,000	5,403
4.7% 12/9/35	3,000	3,442
4.875% 12/9/45	4,000	4,732
		15,658
Household Durables - 0.2%
D.R. Horton, Inc. 4% 2/15/20	100,000	104,750
Media - 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22 (a)	13,000	14,094
4.908% 7/23/25 (a)	16,000	17,641
Discovery Communications LLC 3.25% 4/1/23	2,000	2,001
NBCUniversal, Inc. 5.15% 4/30/20	100,000	112,758
Time Warner Cable, Inc.:
4% 9/1/21	118,000	125,774
5.5% 9/1/41	10,000	10,852
5.875% 11/15/40	13,000	14,501
6.55% 5/1/37	18,000	21,720
7.3% 7/1/38	17,000	22,078
8.25% 4/1/19	17,000	19,646
		361,065

TOTAL CONSUMER DISCRETIONARY		663,889

CONSUMER STAPLES - 0.3%
Beverages - 0.3%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	20,000	20,610
3.3% 2/1/23	20,000	20,986
3.65% 2/1/26	20,000	21,352
4.7% 2/1/36	23,000	26,659
4.9% 2/1/46	26,000	31,441
Constellation Brands, Inc. 4.25% 5/1/23	10,000	10,669
		131,717
Food & Staples Retailing - 0.0%
Walgreens Boots Alliance, Inc. 3.3% 11/18/21	7,000	7,394
Food Products - 0.0%
ConAgra Foods, Inc. 1.9% 1/25/18	4,000	4,028
Tobacco - 0.0%
Reynolds American, Inc.:
2.3% 6/12/18	5,000	5,078
4% 6/12/22	3,000	3,285
5.7% 8/15/35	3,000	3,727
6.15% 9/15/43	4,000	5,359
		17,449

TOTAL CONSUMER STAPLES		160,588

ENERGY - 1.8%
Energy Equipment & Services - 0.3%
DCP Midstream LLC 4.75% 9/30/21 (a)	100,000	98,500
Halliburton Co.:
3.8% 11/15/25	6,000	6,201
4.85% 11/15/35	5,000	5,340
5% 11/15/45	7,000	7,706
		117,747
Oil, Gas & Consumable Fuels - 1.5%
Anadarko Finance Co. 7.5% 5/1/31	3,000	3,636
Anadarko Petroleum Corp.:
4.85% 3/15/21	5,000	5,319
5.55% 3/15/26	10,000	11,062
6.6% 3/15/46	10,000	11,904
Chesapeake Energy Corp.:
5.75% 3/15/23	5,000	3,834
6.125% 2/15/21	165,000	137,775
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	2,000	2,010
3.3% 6/1/20	12,000	12,419
4.5% 6/1/25	3,000	3,244
5.8% 6/1/45	4,000	4,817
DCP Midstream Operating LP:
2.5% 12/1/17	5,000	4,981
2.7% 4/1/19	4,000	3,875
3.875% 3/15/23	20,000	19,000
5.6% 4/1/44	10,000	9,150
El Paso Corp. 6.5% 9/15/20	20,000	22,361
Enable Midstream Partners LP:
2.4% 5/15/19	3,000	2,931
3.9% 5/15/24	3,000	2,823
Kinder Morgan Energy Partners LP 6.55% 9/15/40	1,000	1,086
Kinder Morgan, Inc.:
3.05% 12/1/19	123,000	126,288
4.3% 6/1/25	20,000	20,736
MPLX LP 4% 2/15/25	2,000	1,954
Petrobras Global Finance BV:
5.625% 5/20/43	10,000	7,713
7.25% 3/17/44	91,000	83,720
Petroleos Mexicanos:
3.5% 7/23/20	10,000	10,125
5.5% 2/4/19 (a)	15,000	15,938
6.375% 2/4/21 (a)	25,000	27,683
6.5% 6/2/41	15,000	15,902
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	10,000	10,106
Southwestern Energy Co.:
5.8% 1/23/20 (b)	8,000	8,000
6.7% 1/23/25 (b)	46,000	47,265
Spectra Energy Partners LP 2.95% 9/25/18	2,000	2,037
The Williams Companies, Inc.:
3.7% 1/15/23	3,000	2,910
4.55% 6/24/24	38,000	38,855
Western Gas Partners LP:
4.65% 7/1/26	3,000	3,111
5.375% 6/1/21	7,000	7,602
Williams Partners LP:
4% 11/15/21	2,000	2,057
4.3% 3/4/24	8,000	8,190
		702,419

TOTAL ENERGY		820,166

FINANCIALS - 5.6%
Banks - 1.5%
Bank of America Corp.:
3.3% 1/11/23	15,000	15,581
3.5% 4/19/26	10,000	10,437
3.875% 8/1/25	2,000	2,142
3.95% 4/21/25	43,000	44,755
4% 1/22/25	104,000	108,300
4.1% 7/24/23	5,000	5,429
4.2% 8/26/24	4,000	4,243
4.25% 10/22/26	11,000	11,667
Citigroup, Inc.:
1.85% 11/24/17	21,000	21,090
4.05% 7/30/22	4,000	4,255
4.4% 6/10/25	11,000	11,659
5.3% 5/6/44	21,000	24,325
5.5% 9/13/25	4,000	4,532
Citizens Financial Group, Inc. 4.3% 12/3/25	20,000	21,135
Credit Suisse New York Branch 1.7% 4/27/18	108,000	108,053
JPMorgan Chase & Co.:
2.35% 1/28/19	4,000	4,083
2.95% 10/1/26	6,000	6,037
3.875% 9/10/24	23,000	24,277
4.125% 12/15/26	25,000	26,792
4.25% 10/15/20	4,000	4,353
4.35% 8/15/21	4,000	4,410
4.625% 5/10/21	4,000	4,435
4.95% 3/25/20	4,000	4,411
Regions Financial Corp. 3.2% 2/8/21	7,000	7,257
Royal Bank of Canada 4.65% 1/27/26	22,000	24,196
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	100,000	101,176
6% 12/19/23	35,000	37,021
6.1% 6/10/23	13,000	13,804
6.125% 12/15/22	29,000	30,972
		690,827
Capital Markets - 1.4%
Affiliated Managers Group, Inc. 4.25% 2/15/24	6,000	6,322
Credit Suisse AG 6% 2/15/18	2,000	2,106
Deutsche Bank AG London Branch 2.85% 5/10/19	20,000	20,065
Goldman Sachs Group, Inc.:
1.748% 9/15/17	30,000	30,070
2.625% 1/31/19	24,000	24,615
2.9% 7/19/18	29,000	29,731
5.75% 1/24/22	8,000	9,277
6.75% 10/1/37	190,000	243,699
Lazard Group LLC 4.25% 11/14/20	8,000	8,478
Morgan Stanley:
2.375% 7/23/19	20,000	20,339
3.7% 10/23/24	18,000	19,073
3.75% 2/25/23	36,000	38,502
4.875% 11/1/22	147,000	162,933
5% 11/24/25	13,000	14,491
		629,701
Consumer Finance - 0.1%
American Express Credit Corp. 1.875% 11/5/18	25,000	25,240
Discover Financial Services 3.95% 11/6/24	7,000	7,201
Hyundai Capital America 2.125% 10/2/17 (a)	4,000	4,027
Synchrony Financial:
1.875% 8/15/17	3,000	3,006
3% 8/15/19	4,000	4,089
3.75% 8/15/21	6,000	6,292
4.25% 8/15/24	6,000	6,296
		56,151
Diversified Financial Services - 0.3%
Brixmor Operating Partnership LP 4.125% 6/15/26	6,000	6,227
IntercontinentalExchange, Inc.:
2.75% 12/1/20	4,000	4,169
3.75% 12/1/25	7,000	7,665
MSCI, Inc. 5.25% 11/15/24 (a)	90,000	95,625
		113,686
Insurance - 0.3%
American International Group, Inc. 3.3% 3/1/21	6,000	6,294
Hartford Financial Services Group, Inc. 5.125% 4/15/22	2,000	2,266
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (a)	8,000	8,121
Pacific LifeCorp 6% 2/10/20 (a)	4,000	4,441
Pricoa Global Funding I 5.375% 5/15/45 (b)	11,000	11,550
Prudential Financial, Inc. 4.5% 11/16/21	100,000	111,924
TIAA Asset Management Finance LLC 2.95% 11/1/19 (a)	3,000	3,080
Unum Group 5.75% 8/15/42	5,000	5,723
		153,399
Real Estate Investment Trusts - 1.7%
Alexandria Real Estate Equities, Inc. 2.75% 1/15/20	2,000	2,022
American Campus Communities Operating Partnership LP 3.75% 4/15/23	3,000	3,146
AvalonBay Communities, Inc. 3.625% 10/1/20	5,000	5,305
Camden Property Trust:
2.95% 12/15/22	4,000	4,031
4.25% 1/15/24	8,000	8,652
Corporate Office Properties LP 5% 7/1/25	5,000	5,390
DDR Corp.:
3.5% 1/15/21	140,000	144,761
3.625% 2/1/25	5,000	5,071
4.25% 2/1/26	4,000	4,243
4.75% 4/15/18	132,000	137,576
Duke Realty LP:
3.25% 6/30/26	2,000	2,053
3.625% 4/15/23	5,000	5,276
3.875% 10/15/22	8,000	8,517
Equity One, Inc. 3.75% 11/15/22	20,000	20,485
ERP Operating LP 4.625% 12/15/21	275,000	308,166
Government Properties Income Trust 3.75% 8/15/19	10,000	10,235
Highwoods/Forsyth LP 3.2% 6/15/21	6,000	6,078
Lexington Corporate Properties Trust 4.4% 6/15/24	4,000	4,106
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	14,000	14,275
4.5% 1/15/25	3,000	3,045
4.95% 4/1/24	3,000	3,137
5.25% 1/15/26	10,000	10,738
Retail Opportunity Investments Partnership LP:
4% 12/15/24	2,000	2,023
5% 12/15/23	2,000	2,143
Weingarten Realty Investors 3.375% 10/15/22	2,000	2,045
WP Carey, Inc.:
4% 2/1/25	13,000	12,981
4.6% 4/1/24	20,000	20,919
		756,419
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP:
3.95% 2/15/23	10,000	10,232
4.1% 10/1/24	10,000	10,290
4.95% 4/15/18	11,000	11,496
CBRE Group, Inc. 4.875% 3/1/26	20,000	21,057
Digital Realty Trust LP 3.95% 7/1/22	7,000	7,404
Essex Portfolio LP 3.875% 5/1/24	7,000	7,463
Liberty Property LP 3.375% 6/15/23	25,000	25,463
Mack-Cali Realty LP:
2.5% 12/15/17	9,000	9,038
3.15% 5/15/23	12,000	11,171
Mid-America Apartments LP:
4% 11/15/25	3,000	3,214
4.3% 10/15/23	2,000	2,168
Tanger Properties LP:
3.125% 9/1/26	6,000	5,992
3.75% 12/1/24	7,000	7,345
3.875% 12/1/23	4,000	4,237
Ventas Realty LP:
3.125% 6/15/23	3,000	3,059
4.125% 1/15/26	3,000	3,247
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19	3,000	3,154
		146,030

TOTAL FINANCIALS		2,546,213

HEALTH CARE - 0.2%
Health Care Providers & Services - 0.1%
Express Scripts Holding Co. 4.75% 11/15/21	2,000	2,249
WellPoint, Inc. 3.3% 1/15/23	21,000	21,979
		24,228
Pharmaceuticals - 0.1%
Mylan N.V.:
2.5% 6/7/19 (a)	6,000	6,076
3.15% 6/15/21 (a)	12,000	12,266
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	8,000	8,003
2.8% 7/21/23	6,000	6,024
3.15% 10/1/26	7,000	7,048
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	3,000	3,013
Zoetis, Inc. 3.25% 2/1/23	4,000	4,115
		46,545

TOTAL HEALTH CARE		70,773

INDUSTRIALS - 0.1%
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.125% 1/15/18	5,000	5,005
3.375% 6/1/21	6,000	6,210
3.75% 2/1/22	11,000	11,489
3.875% 4/1/21	9,000	9,484
4.25% 9/15/24	9,000	9,461
		41,649
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.0%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 6.02% 6/15/26 (a)	10,000	10,720
Software - 0.0%
Autodesk, Inc. 3.125% 6/15/20	16,000	16,386
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co.:
3.6% 10/15/20 (a)	10,000	10,448
4.4% 10/15/22 (a)	10,000	10,562
4.9% 10/15/25 (a)	10,000	10,664
		31,674

TOTAL INFORMATION TECHNOLOGY		58,780

MATERIALS - 0.1%
Metals & Mining - 0.1%
Anglo American Capital PLC:
3.625% 5/14/20 (a)	10,000	9,900
4.875% 5/14/25 (a)	19,000	19,048
		28,948
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.:
3.6% 2/17/23	16,000	16,890
5.55% 8/15/41	48,000	56,686
CenturyLink, Inc.:
5.15% 6/15/17	2,000	2,050
6% 4/1/17	2,000	2,053
6.15% 9/15/19	2,000	2,170
Verizon Communications, Inc.:
3.45% 3/15/21	28,000	29,870
4.5% 9/15/20	103,000	113,665
5.012% 8/21/54	84,000	92,102
		315,486
UTILITIES - 0.3%
Electric Utilities - 0.2%
Cleveland Electric Illuminating Co. 5.7% 4/1/17	3,000	3,069
Duke Energy Corp. 2.1% 6/15/18	5,000	5,060
Entergy Corp. 4% 7/15/22	10,000	10,751
FirstEnergy Corp.:
4.25% 3/15/23	30,000	31,726
7.375% 11/15/31	5,000	6,524
IPALCO Enterprises, Inc. 3.45% 7/15/20	17,000	17,425
		74,555
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP:
2.15% 6/15/19 (a)	3,000	3,036
2.7% 6/15/21 (a)	3,000	3,067
3.55% 6/15/26 (a)	5,000	5,262
		11,365
Multi-Utilities - 0.1%
Dominion Resources, Inc. 2.9311% 9/30/66 (b)	6,000	4,740
Puget Energy, Inc.:
6% 9/1/21	13,000	15,004
6.5% 12/15/20	4,000	4,649
Sempra Energy 6% 10/15/39	11,000	14,304
		38,697

TOTAL UTILITIES		124,617

TOTAL NONCONVERTIBLE BONDS
(Cost $4,641,797)		4,831,109

U.S. Government and Government Agency Obligations - 5.1%
U.S. Treasury Inflation-Protected Obligations - 1.9%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$184,248	$191,584
1% 2/15/46	101,728	113,366
U.S. Treasury Inflation-Indexed Notes:
0.375% 7/15/25	447,225	457,220
0.625% 1/15/26	71,009	74,022

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		836,192

U.S. Treasury Obligations - 3.2%
U.S. Treasury Bonds:
2.5% 2/15/46	205,000	216,547
3% 5/15/45	185,000	215,330
3% 11/15/45	140,000	163,105
U.S. Treasury Notes:
0.875% 11/30/17	695,000	696,195
1.625% 2/15/26	35,000	35,109
2% 8/15/25	129,000	133,611

TOTAL U.S. TREASURY OBLIGATIONS		1,459,897

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,180,739)		2,296,089

U.S. Government Agency - Mortgage Securities - 6.8%
Fannie Mae - 4.5%
2.5% 1/1/28	77,128	79,822
3% 8/1/31 to 9/1/43	262,693	274,254
3% 9/1/46 (c)	100,000	103,695
3% 10/1/46 (c)	100,000	103,492
3.5% 11/1/30 to 5/1/46	325,808	346,592
3.5% 9/1/46 (c)	50,000	52,676
3.5% 9/1/46 (c)	200,000	210,703
4% 4/1/42 to 1/1/43	403,362	434,432
4.5% 3/1/41 to 1/1/42	85,268	93,536
5% 11/1/33 to 2/1/35	93,154	105,379
5.5% 5/1/27 to 9/1/41	180,041	202,335

TOTAL FANNIE MAE		2,006,916

Freddie Mac - 1.1%
3% 2/1/43	73,197	76,549
3% 9/1/46 (c)	100,000	103,701
3.5% 4/1/43 to 8/1/43	157,238	167,089
4% 2/1/41	69,366	74,728
4.5% 3/1/41 to 4/1/41	68,608	75,321

TOTAL FREDDIE MAC		497,388

Ginnie Mae - 1.2%
3% 9/1/46 (c)	90,000	94,233
3.5% 12/20/41 to 8/20/43	228,610	243,517
4% 11/20/40	54,132	58,414
4.5% 5/20/41	63,806	70,211
5% 10/15/33	84,846	94,676

TOTAL GINNIE MAE		561,051

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $3,017,496)		3,065,355

Asset-Backed Securities - 0.1%
Vericrest Opportunity Loan Trust Series 2014-NPL7 Class A1, 3.375% 8/27/57(a)	$	$
(Cost $23,091)	23,119	$ 23,086

Collateralized Mortgage Obligations - 0.1%
Private Sponsor - 0.1%
Nationstar HECM Loan Trust sequential payer Series 2015-2A Class A, 2.8826% 11/25/25 (a)
(Cost 53,008)	53,008	53,008

Commercial Mortgage Securities - 1.5%
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	98,500	99,563
Greenwich Capital Commercial Funding Corp. sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	90,814	91,330
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A1A, 5.547% 11/10/39	1,562	1,561
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer:
Series 2006-CB17 Class A4, 5.429% 12/12/43	453	453
Series 2007-CB18 Class A4, 5.44% 6/12/47	55,174	55,575
Series 2007-LD11 Class A4, 5.7416% 6/15/49 (b)	225,717	229,327
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9184% 7/15/44 (b)	8,556	8,797
Wachovia Bank Commercial Mortgage Trust sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	170,000	171,389
Series 2007-C31 Class A4, 5.509% 4/15/47	8,114	8,203
Series 2007-C33 Class A4, 5.9484% 2/15/51 (b)	20,483	20,816
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $744,003)		687,014

Municipal Securities - 0.5%
Chicago Gen. Oblig. 6.314% 1/1/44	35,000	35,613
Illinois Gen. Oblig.:
Series 2003:	$	$
4.35% 6/1/18	3,667	3,744
4.95% 6/1/23	15,000	15,827
5.1% 6/1/33	95,000	92,623
Series 2010-1, 6.63% 2/1/35	20,000	21,934
Series 2010-3:
6.725% 4/1/35	5,000	5,492
7.35% 7/1/35	5,000	5,759
Series 2010-5, 6.2% 7/1/21	5,000	5,425
Series 2011, 5.877% 3/1/19	15,000	16,274
Series 2013:
1.84% 12/1/16	5,000	5,003
3.6% 12/1/19	5,000	5,069
TOTAL MUNICIPAL SECURITIES
(Cost $212,676)		212,763

Foreign Government and Government Agency Obligations - 0.0%
United Mexican States 3.5% 1/21/21 (Cost $10,953)	$11,000	$11,756

Bank Notes - 0.0%
Marshall & Ilsley Bank 5% 1/17/17
(Cost $1,010)	1,000	1,012
	Shares	Value

Fixed-Income Funds - 74.7%
Intermediate-Term Bond Funds - 74.7%
Metropolitan West Total Return Bond Fund Class I	981,766	$10,828,880
PIMCO Total Return Fund Institutional Class	921,065	9,523,808
Western Asset Core Bond Fund Class I	1,047,813	13,380,571
TOTAL FIXED-INCOME FUNDS
(Cost $33,448,146)		33,733,259

Money Market Funds - 1.9%
State Street Institutional U.S. Government Money Market Fund Premier Class 0.26% (d)
(Cost $874,931)	874,931	874,931
TOTAL INVESTMENT PORTFOLIO - 101.4%
(Cost $45,207,850)		45,789,382
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(621,364)
NET ASSETS - 100%		$45,168,018

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
3% 9/1/46	$(100,000)	$(103,695)
4% 9/1/46	(100,000)	(107,102)
TOTAL TBA SALE COMMITMENTS
(Proceeds $210,652)		$(210,797)

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $466,293 or 1.0% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$4,831,109	$--	$4,831,109	$--
U.S. Government and Government Agency Obligations	2,296,089	--	2,296,089	--
U.S. Government Agency - Mortgage Securities	3,065,355	--	3,065,355	--
Asset-Backed Securities	23,086	--	23,086	--
Collateralized Mortgage Obligations	53,008	--	53,008	--
Commercial Mortgage Securities	687,014	--	687,014	--
Municipal Securities	212,763	--	212,763	--
Foreign Government and Government Agency Obligations	11,756	--	11,756	--
Bank Notes	1,012	--	1,012	--
Fixed-Income Funds	33,733,259	33,733,259	--	--
Money Market Funds	874,931	874,931	--	--
Total Investments in Securities:	$45,789,382	$34,608,190	$11,181,192	$--
Other Financial Instruments:
TBA Sale Commitments	$(210,797)	$--	$(210,797)	$--
Total Other Financial Instruments:	$(210,797)	$--	$(210,797)	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $45,207,850)		$45,789,382
Receivable for investments sold		4,325
Receivable for TBA sale commitments		210,652
Receivable for fund shares sold		56,273
Interest receivable		73,467
Prepaid expenses		168
Receivable from investment adviser for expense reductions		2,876
Other receivables		479
Total assets		46,137,622
Liabilities
Payable for investments purchased
Regular delivery	$29,068
Delayed delivery	667,220
TBA sale commitments, at value	210,797
Payable for fund shares redeemed	31,333
Accrued management fee	1,247
Distribution and service plan fees payable	23
Other affiliated payables	2,054
Other payables and accrued expenses	27,862
Total liabilities		969,604
Net Assets		$45,168,018
Net Assets consist of:
Paid in capital		$44,648,285
Undistributed net investment income		4,139
Accumulated undistributed net realized gain (loss) on investments		(65,793)
Net unrealized appreciation (depreciation) on investments		581,387
Net Assets		$45,168,018
Core Income Multi-Manager:
Net Asset Value, offering price and redemption price per share ($41,946,558 ÷ 4,144,646 shares)		$10.12
Class F:
Net Asset Value, offering price and redemption price per share ($2,997,653 ÷ 296,095 shares)		$10.12
Class L:
Net Asset Value, offering price and redemption price per share ($112,294 ÷ 11,093 shares)		$10.12
Class N:
Net Asset Value, offering price and redemption price per share ($111,513 ÷ 11,017 shares)		$10.12

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2016 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$426,006
Interest		175,240
Total income		601,246
Expenses
Management fee	$73,612
Transfer agent fees	3,127
Distribution and service plan fees	136
Accounting fees and expenses	9,171
Custodian fees and expenses	5,981
Independent trustees' fees and expenses	283
Registration fees	28,678
Audit	34,298
Legal	127
Miscellaneous	1,763
Total expenses before reductions	157,176
Expense reductions	(105,104)	52,072
Net investment income (loss)		549,174
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	28,593
Total net realized gain (loss)		28,593
Change in net unrealized appreciation (depreciation) on: Investment securities	1,625,600
Delayed delivery commitments	(93)
Total change in net unrealized appreciation (depreciation)		1,625,507
Net gain (loss)		1,654,100
Net increase (decrease) in net assets resulting from operations		$2,203,274

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$549,174	$1,142,961
Net realized gain (loss)	28,593	85,813
Change in net unrealized appreciation (depreciation)	1,625,507	(1,276,886)
Net increase (decrease) in net assets resulting from operations	2,203,274	(48,112)
Distributions to shareholders from net investment income	(540,503)	(1,136,312)
Distributions to shareholders from net realized gain	–	(45,386)
Total distributions	(540,503)	(1,181,698)
Share transactions - net increase (decrease)	(1,127,176)	2,502,130
Total increase (decrease) in net assets	535,595	1,272,320
Net Assets
Beginning of period	44,632,423	43,360,103
End of period	$45,168,018	$44,632,423
Other Information
Undistributed net investment income end of period	$4,139	$–
Distributions in excess of net investment income end of period	$–	$(4,532)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Core Income Multi-Manager Fund

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013 B
Selected Per–Share Data
Net asset value, beginning of period	$9.75	$10.02	$9.84	$10.09	$10.00
Income from Investment Operations
Net investment income (loss)C	.124	.256	.285	.248	.201
Net realized and unrealized gain (loss)	.368	(.262)	.184	(.222)	.151
Total from investment operations	.492	(.006)	.469	.026	.352
Distributions from net investment income	(.122)	(.254)	(.286)	(.243)	(.197)
Distributions from net realized gain	–	(.010)	(.003)	(.033)	(.065)
Total distributions	(.122)	(.264)	(.289)	(.276)	(.262)
Net asset value, end of period	$10.12	$9.75	$10.02	$9.84	$10.09
Total ReturnD,E	5.07%	(.04)%	4.83%	.29%	3.54%
Ratios to Average Net AssetsF
Expenses before reductions	.71%G	.65%	.65%	.68%	.66%G
Expenses net of fee waivers, if any	.23%G	.23%	.23%	.23%	.23%G
Expenses net of all reductions	.23%G	.23%	.23%	.23%	.23%G
Net investment income (loss)	2.47%G	2.61%	2.87%	2.53%	2.84%G
Supplemental Data
Net assets, end of period (000 omitted)	$41,947	$41,445	$40,564	$42,471	$41,975
Portfolio turnover rateH	36%G	74%	115%	87%	190%G

 A For the year ended February 29.

 B For the period June 19, 2012 (commencement of operations) to February 28, 2013.

 C Calculated based on average shares outstanding during the period.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class's annualized ratio. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 G Annualized

 H Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Core Income Multi-Manager Fund Class F

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013 B
Selected Per–Share Data
Net asset value, beginning of period	$9.75	$10.03	$9.84	$10.10	$10.19
Income from Investment Operations
Net investment income (loss)C	.124	.256	.285	.245	.072
Net realized and unrealized gain (loss)	.369	(.269)	.194	(.229)	(.029)
Total from investment operations	.493	(.013)	.479	.016	.043
Distributions from net investment income	(.123)	(.257)	(.286)	(.243)	(.068)
Distributions from net realized gain	–	(.010)	(.003)	(.033)	(.065)
Total distributions	(.123)	(.267)	(.289)	(.276)	(.133)
Net asset value, end of period	$10.12	$9.75	$10.03	$9.84	$10.10
Total ReturnD,E	5.08%	(.12)%	4.94%	.19%	.43%
Ratios to Average Net AssetsF
Expenses before reductions	.69%G	.63%	.63%	.75%	.66%G
Expenses net of fee waivers, if any	.23%G	.23%	.23%	.23%	.23%G
Expenses net of all reductions	.23%G	.23%	.23%	.23%	.23%G
Net investment income (loss)	2.46%G	2.61%	2.87%	2.53%	3.62%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,998	$2,974	$2,583	$1,396	$272
Portfolio turnover rateH	36%G	74%	115%	87%	190%G

 A For the year ended February 29.

 B For the period December 18, 2012 (commencement of sale of shares) to February 28, 2013.

 C Calculated based on average shares outstanding during the period.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class's annualized ratio. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 G Annualized

 H Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Core Income Multi-Manager Fund Class L

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014 B
Selected Per–Share Data
Net asset value, beginning of period	$9.75	$10.03	$9.84	$9.72
Income from Investment Operations
Net investment income (loss)C	.124	.256	.285	.073
Net realized and unrealized gain (loss)	.368	(.272)	.194	.118
Total from investment operations	.492	(.016)	.479	.191
Distributions from net investment income	(.122)	(.254)	(.286)	(.068)
Distributions from net realized gain	–	(.010)	(.003)	(.003)
Total distributions	(.122)	(.264)	(.289)	(.071)
Net asset value, end of period	$10.12	$9.75	$10.03	$9.84
Total ReturnD,E	5.06%	(.14)%	4.93%	1.97%
Ratios to Average Net AssetsF
Expenses before reductions	.70%G	.65%	.65%	.82%G
Expenses net of fee waivers, if any	.23%G	.23%	.23%	.23%G
Expenses net of all reductions	.23%G	.23%	.23%	.23%G
Net investment income (loss)	2.47%G	2.60%	2.87%	2.52%G
Supplemental Data
Net assets, end of period (000 omitted)	$112	$107	$107	$102
Portfolio turnover rateH	36%G	74%	115%	87%G

 A For the year ended February 29.

 B For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

 C Calculated based on average shares outstanding during the period.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class's annualized ratio. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 G Annualized

 H Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Core Income Multi-Manager Fund Class N

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014 B
Selected Per–Share Data
Net asset value, beginning of period	$9.75	$10.03	$9.84	$9.72
Income from Investment Operations
Net investment income (loss)C	.112	.231	.261	.066
Net realized and unrealized gain (loss)	.367	(.271)	.193	.118
Total from investment operations	.479	(.040)	.454	.184
Distributions from net investment income	(.109)	(.230)	(.261)	(.061)
Distributions from net realized gain	–	(.010)	(.003)	(.003)
Total distributions	(.109)	(.240)	(.264)	(.064)
Net asset value, end of period	$10.12	$9.75	$10.03	$9.84
Total ReturnD,E	4.94%	(.39)%	4.68%	1.90%
Ratios to Average Net AssetsF
Expenses before reductions	.95%G	.90%	.90%	1.07%G
Expenses net of fee waivers, if any	.48%G	.48%	.48%	.48%G
Expenses net of all reductions	.48%G	.48%	.48%	.48%G
Net investment income (loss)	2.22%G	2.35%	2.62%	2.27%G
Supplemental Data
Net assets, end of period (000 omitted)	$112	$106	$107	$102
Portfolio turnover rateH	36%G	74%	115%	87%G

 A For the year ended February 29.

 B For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

 C Calculated based on average shares outstanding during the period.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class's annualized ratio. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 G Annualized

 H Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2016

1. Organization.

Strategic Advisers Core Income Multi-Manager Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and certain Fidelity brokerage or mutual fund accounts. The Fund offers Core Income Multi-Manager, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2016 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$1,340,527
Gross unrealized depreciation	(776,472)
Net unrealized appreciation (depreciation) on securities	$564,055
Tax cost	$45,225,327

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(76,529)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities and U.S. government securities, aggregated $2,001,789 and $4,156,844, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .65% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .33% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Advisers. FIAM LLC (an affiliate of the investment adviser) served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Prudential Investment Management, Inc. (Prudential) has been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, Prudential has not been allocated any portion of the Fund's assets. Prudential in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$136	$136

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Core Income Multi-Manager	$3,113.02
Class L	7.01
Class N	7.01
	$3,127

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $62 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .30% of the Fund's average net assets until April 30, 2018. During the period, this waiver reduced the Fund's management fee by $66,302.

The investment adviser has also contractually agreed to reimburse Core Income Multi-Manager, Class L and Class N to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2018. In addition, the investment adviser has voluntarily agreed to reimburse Class F to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. Some expenses, for example sub-advisory fees and interest expense, including commitment fees, are excluded from these reimbursements. The following classes of the Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Core Income Multi-Manager	.20%	$36,304
Class F	.20%	2,308
Class L	.20%	95
Class N	.45%	95

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2016	Year ended February 29, 2016
From net investment income
Core Income Multi-Manager	$502,675	$1,051,177
Class F	35,289	79,916
Class L	1,341	2,746
Class N	1,198	2,473
Total	$540,503	$1,136,312
From net realized gain
Core Income Multi-Manager	$–	$41,928
Class F	–	3,241
Class L	–	109
Class N	–	108
Total	$–	$45,386

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2016	Year ended February 29, 2016	Six months ended August 31, 2016	Year ended February 29, 2016
Core Income Multi-Manager
Shares sold	169,005	195,744	$1,688,782	$1,919,228
Reinvestment of distributions	50,277	111,363	502,675	1,093,091
Shares redeemed	(327,296)	(100,878)	(3,233,891)	(990,953)
Net increase (decrease)	(108,014)	206,229	$(1,042,434)	$2,021,366
Class F
Shares sold	50,755	126,576	$507,639	$1,246,918
Reinvestment of distributions	3,550	8,472	35,289	83,157
Shares redeemed	(63,297)	(87,452)	(630,209)	(854,747)
Net increase (decrease)	(8,992)	47,596	$(87,281)	$475,328
Class L
Reinvestment of distributions	134	291	$1,341	$2,855
Net increase (decrease)	134	291	$1,341	$2,855
Class N
Reinvestment of distributions	120	263	$1,198	$2,581
Net increase (decrease)	120	263	$1,198	$2,581

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 86% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2016 to August 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During Period-B March 1, 2016 to August 31, 2016
Core Income Multi-Manager	.23%
Actual		$1,000.00	$1,050.70	$1.19
Hypothetical-C		$1,000.00	$1,024.05	$1.17
Class F	.23%
Actual		$1,000.00	$1,050.80	$1.19
Hypothetical-C		$1,000.00	$1,024.05	$1.17
Class L	.23%
Actual		$1,000.00	$1,050.60	$1.19
Hypothetical-C		$1,000.00	$1,024.05	$1.17
Class N	.48%
Actual		$1,000.00	$1,049.40	$2.48
Hypothetical-C		$1,000.00	$1,022.79	$2.45

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each Class' annualized expense ratio.

 C 5% return per year before expenses

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ACF-F-SANN-1016
1.951467.103

Strategic Advisers® Small-Mid Cap Multi-Manager Fund Semi-Annual Report August 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5095 (plan accounts) or 1-800-544-3455 (all other accounts) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of August 31, 2016

(excluding cash equivalents)

	% of fund's net assets	% of fund's net assets 6 months ago
E*TRADE Financial Corp.	1.0	0.8
Fidelity SAI Small-Mid Cap 500 Index Fund	1.0	0.0
Fidelity SAI Real Estate Index Fund	1.0	0.0
PVH Corp.	0.9	0.4
ServiceMaster Global Holdings, Inc.	0.8	0.4
Waste Connection, Inc. (United States)	0.8	0.0
Pinnacle Foods, Inc.	0.8	0.7
Level 3 Communications, Inc.	0.8	0.5
CBRE Group, Inc.	0.8	0.4
Centene Corp.	0.8	0.3
	8.7

Top Five Market Sectors as of August 31, 2016

(stocks only)

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.1	17.4
Information Technology	17.1	21.1
Industrials	16.3	13.8
Consumer Discretionary	15.1	15.4
Health Care	12.2	12.4

Asset Allocation (% of fund's net assets)

As of August 31, 2016
Common Stocks	94.0%
Mid-Cap Blend Funds	1.0%
Sector Funds	1.0%
Short-Term Investments and Net Other Assets (Liabilities)	4.0%

As of February 29, 2016
Common Stocks	92.0%
Sector Funds	1.0%
Short-Term Investments and Net Other Assets (Liabilities)	7.0%

Asset allocations of funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.0%
	Shares	Value
CONSUMER DISCRETIONARY - 15.1%
Auto Components - 0.4%
The Goodyear Tire & Rubber Co.	1,706	$50,071
Distributors - 1.0%
Genuine Parts Co.	396	40,717
LKQ Corp. (a)	404	14,580
Pool Corp.	827	83,419
		138,716
Diversified Consumer Services - 1.6%
Grand Canyon Education, Inc. (a)	1,164	48,341
Houghton Mifflin Harcourt Co. (a)	2,277	36,318
LifeLock, Inc. (a)	892	14,843
ServiceMaster Global Holdings, Inc. (a)	3,068	114,467
		213,969
Hotels, Restaurants & Leisure - 2.1%
Brinker International, Inc.	1,194	64,130
Carrols Restaurant Group, Inc. (a)	560	7,538
Dunkin' Brands Group, Inc.	1,163	56,929
El Pollo Loco Holdings, Inc. (a)	258	3,514
Fiesta Restaurant Group, Inc. (a)	833	21,042
Kona Grill, Inc. (a)	406	5,396
MGM Mirage, Inc. (a)	2,665	63,667
Papa John's International, Inc.	518	38,762
U.S. Foods Holding Corp.	405	9,821
Zoe's Kitchen, Inc. (a)	569	15,494
		286,293
Household Durables - 0.8%
Ethan Allen Interiors, Inc.	425	14,221
KB Home	3,190	50,083
Newell Brands, Inc.	980	52,018
		116,322
Internet & Catalog Retail - 0.3%
1-800-FLOWERS.com, Inc. Class A (a)	601	5,553
Expedia, Inc.	72	7,857
Groupon, Inc. Class A (a)	2,984	15,905
Wayfair LLC Class A (a)	319	12,285
		41,600
Leisure Products - 0.9%
Brunswick Corp.	925	42,541
Polaris Industries, Inc.	870	75,377
		117,918
Media - 2.2%
Cinemark Holdings, Inc.	975	37,684
E.W. Scripps Co. Class A (a)	2,079	35,322
Gray Television, Inc. (a)	2,215	24,874
Media General, Inc. (a)	217	3,834
National CineMedia, Inc.	4,513	67,469
News Corp. Class A	1,442	20,275
Nexstar Broadcasting Group, Inc. Class A	389	20,508
Sinclair Broadcast Group, Inc. Class A	1,230	35,030
Tegna, Inc.	2,925	59,261
		304,257
Multiline Retail - 0.6%
B&M European Value Retail S.A.	1,597	5,775
JC Penney Corp., Inc. (a)	5,510	51,959
Nordstrom, Inc.	611	30,831
		88,565
Specialty Retail - 3.0%
Aarons, Inc. Class A	489	11,912
Advance Auto Parts, Inc.	96	15,108
Chico's FAS, Inc.	2,946	37,355
Destination XL Group, Inc. (a)	2,601	12,043
Dick's Sporting Goods, Inc.	520	30,472
DSW, Inc. Class A	1,196	28,644
Five Below, Inc. (a)	606	27,003
Hibbett Sports, Inc. (a)	1,164	44,663
Lithia Motors, Inc. Class A (sub. vtg.)	408	33,770
Monro Muffler Brake, Inc.	318	17,938
Office Depot, Inc.	7,578	27,887
Restoration Hardware Holdings, Inc. (a)	261	8,804
Sally Beauty Holdings, Inc. (a)	2,595	70,636
Staples, Inc.	2,869	24,559
Williams-Sonoma, Inc.	236	12,423
		403,217
Textiles, Apparel & Luxury Goods - 2.2%
Carter's, Inc.	687	65,464
Crocs, Inc. (a)	3,284	28,374
PVH Corp.	1,165	125,540
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,014	24,650
Wolverine World Wide, Inc.	2,329	55,686
		299,714

TOTAL CONSUMER DISCRETIONARY		2,060,642

CONSUMER STAPLES - 2.1%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (a)	42	7,671
Food & Staples Retailing - 0.3%
Performance Food Group Co.	1,214	31,200
Sprouts Farmers Market LLC (a)	601	13,541
		44,741
Food Products - 0.9%
Nomad Foods Ltd. (a)	1,557	18,201
Pinnacle Foods, Inc.	2,110	106,872
		125,073
Household Products - 0.8%
Spectrum Brands Holdings, Inc.	763	102,395

TOTAL CONSUMER STAPLES		279,880

ENERGY - 4.2%
Energy Equipment & Services - 1.9%
Dril-Quip, Inc. (a)	579	32,175
Nabors Industries Ltd.	3,895	38,716
Patterson-UTI Energy, Inc.	2,808	54,728
Precision Drilling Corp.	9,530	39,169
RigNet, Inc. (a)	1,978	24,962
Superior Energy Services, Inc.	3,675	61,850
		251,600
Oil, Gas & Consumable Fuels - 2.3%
Abraxas Petroleum Corp. (a)	10,996	15,394
Canacol Energy Ltd. (a)	3,057	9,697
Cheniere Energy Partners LP Holdings LLC	642	12,962
Cheniere Energy, Inc. (a)	426	18,275
Cimarex Energy Co.	481	63,579
Energen Corp.	1,040	59,800
Navios Maritime Acquisition Corp.	1,852	2,685
Newfield Exploration Co. (a)	415	17,994
Oasis Petroleum, Inc. (a)	1,395	13,225
Targa Resources Corp.	1,795	78,226
Tesoro Corp.	320	24,134
		315,971

TOTAL ENERGY		567,571

FINANCIALS - 20.1%
Banks - 5.0%
Associated Banc-Corp.	1,852	36,744
Banc of California, Inc.	2,430	54,238
Bank of the Ozarks, Inc.	417	16,338
BankUnited, Inc.	1,064	34,208
Columbia Banking Systems, Inc.	70	2,313
Commerce Bancshares, Inc.	478	24,225
First Hawaiian, Inc.	725	19,271
First Horizon National Corp.	2,267	34,866
First Republic Bank	536	41,251
Great Western Bancorp, Inc.	1,004	34,377
Hancock Holding Co.	435	14,194
KeyCorp	2,505	31,463
Pinnacle Financial Partners, Inc.	217	12,302
Regions Financial Corp.	3,425	34,147
Signature Bank (a)	306	37,335
Sterling Bancorp	2,415	43,108
SVB Financial Group (a)	326	36,206
United Community Bank, Inc.	3,355	70,388
Western Alliance Bancorp. (a)	655	25,034
Zions Bancorporation	2,380	72,804
		674,812
Capital Markets - 4.2%
E*TRADE Financial Corp. (a)	5,322	140,400
Eaton Vance Corp. (non-vtg.)	747	29,902
Financial Engines, Inc.	1,374	43,927
Invesco Ltd.	2,630	82,030
Janus Capital Group, Inc.	1,927	28,654
Lazard Ltd. Class A	2,562	94,871
LPL Financial	2,130	63,325
Oaktree Capital Group LLC Class A	655	28,800
Raymond James Financial, Inc.	450	26,177
TD Ameritrade Holding Corp.	234	7,690
WisdomTree Investments, Inc.	2,854	29,967
		575,743
Consumer Finance - 0.5%
Navient Corp.	293	4,213
SLM Corp. (a)	9,247	68,567
		72,780
Diversified Financial Services - 1.7%
Bats Global Markets, Inc.	902	22,099
CF Corp. unit	571	5,853
FactSet Research Systems, Inc.	182	32,401
Leucadia National Corp.	2,622	50,211
Morningstar, Inc.	519	43,113
Voya Financial, Inc.	2,465	72,077
		225,754
Insurance - 2.0%
Assurant, Inc.	308	27,581
Assured Guaranty Ltd.	243	6,748
Crawford & Co. Class B	1,160	13,154
Endurance Specialty Holdings Ltd.	910	59,924
FNF Group	726	27,363
FNFV Group (a)	870	11,214
ProAssurance Corp.	906	49,848
Willis Group Holdings PLC	45	5,580
XL Group Ltd.	2,240	76,675
		278,087
Real Estate Investment Trusts - 5.1%
Alexandria Real Estate Equities, Inc.	550	60,550
CBL & Associates Properties, Inc.	2,495	35,604
Cousins Properties, Inc.	8,345	91,962
DuPont Fabros Technology, Inc.	435	18,444
EastGroup Properties, Inc.	653	47,917
Mid-America Apartment Communities, Inc.	580	54,514
National Retail Properties, Inc.	1,201	60,170
National Storage Affiliates Trust	1,190	24,169
Physicians Realty Trust	3,005	64,337
RLJ Lodging Trust	1,907	44,509
Ryman Hospitality Properties, Inc.	475	25,631
SL Green Realty Corp.	700	82,404
Sunstone Hotel Investors, Inc.	2,694	37,420
Tanger Factory Outlet Centers, Inc.	965	39,218
		686,849
Real Estate Management & Development - 1.3%
CBRE Group, Inc. (a)	3,470	103,718
HFF, Inc.	1,176	31,529
Realogy Holdings Corp.	1,363	36,583
		171,830
Thrifts & Mortgage Finance - 0.3%
Washington Federal, Inc.	1,725	45,713

TOTAL FINANCIALS		2,731,568

HEALTH CARE - 12.2%
Biotechnology - 1.4%
Alnylam Pharmaceuticals, Inc. (a)	248	17,323
Atara Biotherapeutics, Inc. (a)	796	15,554
bluebird bio, Inc. (a)	353	17,417
DBV Technologies SA sponsored ADR (a)	433	14,973
Dyax Corp. rights 12/31/19 (a)	741	1,793
Exact Sciences Corp. (a)	1,092	20,169
Juno Therapeutics, Inc. (a)	520	15,382
Myriad Genetics, Inc. (a)	575	11,707
Natera, Inc. (a)	1,056	10,507
Neurocrine Biosciences, Inc. (a)	376	18,221
OvaScience, Inc. (a)	2,723	16,583
Seres Therapeutics, Inc. (a)	501	5,245
Syndax Pharmaceuticals, Inc.	345	4,892
United Therapeutics Corp. (a)	119	14,551
		184,317
Health Care Equipment & Supplies - 3.3%
Abiomed, Inc. (a)	176	20,757
Align Technology, Inc. (a)	152	14,121
Anika Therapeutics, Inc. (a)	76	3,590
ConforMis, Inc. (a)	1,119	8,974
Cryolife, Inc.	673	10,734
DexCom, Inc. (a)	155	14,119
Endologix, Inc. (a)	2,657	32,309
IDEXX Laboratories, Inc. (a)	704	79,327
Insulet Corp. (a)	331	14,011
Nevro Corp. (a)	148	13,976
Novadaq Technologies, Inc. (a)	839	10,286
Novadaq Technologies, Inc. (a)	1,000	12,260
NxStage Medical, Inc. (a)	885	20,231
Quidel Corp. (a)	725	15,783
Steris PLC	600	42,408
The Cooper Companies, Inc.	226	42,018
The Spectranetics Corp. (a)	1,141	28,080
West Pharmaceutical Services, Inc.	832	68,083
		451,067
Health Care Providers & Services - 4.1%
Adeptus Health, Inc. Class A (a)	580	24,685
Amedisys, Inc. (a)	340	16,364
AmSurg Corp. (a)	1,220	79,202
Brookdale Senior Living, Inc. (a)	2,014	34,661
Capital Senior Living Corp. (a)	1,202	20,662
Centene Corp. (a)	1,512	103,254
Diplomat Pharmacy, Inc. (a)	634	19,838
Five Star Quality Care, Inc. (a)	2,859	6,061
HealthSouth Corp.	1,876	76,372
Henry Schein, Inc. (a)	200	32,758
MEDNAX, Inc. (a)	331	21,770
Patterson Companies, Inc.	587	27,002
Premier, Inc. (a)	1,008	31,903
VCA, Inc. (a)	204	14,445
Wellcare Health Plans, Inc. (a)	488	54,998
		563,975
Health Care Technology - 0.5%
athenahealth, Inc. (a)	128	15,671
Medidata Solutions, Inc. (a)	1,014	54,857
		70,528
Life Sciences Tools & Services - 1.4%
Bio-Rad Laboratories, Inc. Class A (a)	212	31,548
Charles River Laboratories International, Inc. (a)	430	35,780
INC Research Holdings, Inc. Class A (a)	1,104	48,168
PerkinElmer, Inc.	935	49,789
VWR Corp. (a)	860	24,003
		189,288
Pharmaceuticals - 1.5%
Akorn, Inc. (a)	626	16,852
Catalent, Inc. (a)	1,797	45,338
Cempra, Inc. (a)	762	16,718
Flamel Technologies SA sponsored ADR (a)	1,658	22,167
GW Pharmaceuticals PLC ADR (a)	360	29,430
Patheon NV	851	23,819
Revance Therapeutics, Inc. (a)	1,058	14,865
Supernus Pharmaceuticals, Inc. (a)	116	2,480
TherapeuticsMD, Inc. (a)	4,020	27,658
		199,327

TOTAL HEALTH CARE		1,658,502

INDUSTRIALS - 16.3%
Aerospace & Defense - 0.4%
HEICO Corp. Class A	860	48,917
TransDigm Group, Inc. (a)	44	12,548
		61,465
Air Freight & Logistics - 0.5%
Atlas Air Worldwide Holdings, Inc. (a)	710	26,369
Forward Air Corp.	990	45,619
		71,988
Airlines - 0.8%
Air Canada (a)	3,789	25,888
Alaska Air Group, Inc.	965	65,166
Spirit Airlines, Inc. (a)	309	12,357
		103,411
Building Products - 0.4%
Owens Corning	340	18,673
Patrick Industries, Inc. (a)	524	33,552
		52,225
Commercial Services & Supplies - 2.8%
Brady Corp. Class A	1,184	39,652
Casella Waste Systems, Inc. Class A (a)	6,745	61,312
Clean Harbors, Inc. (a)	1,405	67,159
G&K Services, Inc. Class A	272	26,474
Herman Miller, Inc.	882	31,814
Interface, Inc.	265	4,685
Ritchie Brothers Auctioneers, Inc.	769	26,784
Steelcase, Inc. Class A	1,010	15,089
Waste Connection, Inc. (United States)	1,435	109,677
		382,646
Construction & Engineering - 0.9%
AECOM (a)	805	24,818
KBR, Inc.	5,840	85,731
Tutor Perini Corp. (a)	450	10,436
		120,985
Electrical Equipment - 1.2%
Generac Holdings, Inc. (a)	821	30,623
General Cable Corp.	2,695	43,470
Hubbell, Inc. Class B	243	26,319
Regal Beloit Corp.	24	1,472
Sensata Technologies Holding BV (a)	1,536	58,491
		160,375
Industrial Conglomerates - 0.7%
ITT, Inc.	2,670	96,601
Machinery - 4.0%
Allison Transmission Holdings, Inc.	1,591	44,134
CLARCOR, Inc.	116	7,595
Crane Co.	510	32,803
Donaldson Co., Inc.	379	14,231
Douglas Dynamics, Inc.	1,036	33,235
Harsco Corp.	3,565	35,472
Kennametal, Inc.	493	13,784
Lincoln Electric Holdings, Inc.	450	28,602
Proto Labs, Inc. (a)	683	37,374
RBC Bearings, Inc. (a)	533	42,155
Snap-On, Inc.	327	50,126
Tennant Co.	737	47,706
Toro Co.	1,037	100,745
Wabtec Corp.	505	38,688
Woodward, Inc.	344	21,576
		548,226
Marine - 0.2%
Kirby Corp. (a)	513	26,727
Professional Services - 1.7%
Advisory Board Co. (a)	442	18,630
CEB, Inc.	965	58,093
Manpower, Inc.	535	38,231
TransUnion Holding Co., Inc. (a)	1,059	34,936
TriNet Group, Inc. (a)	2,320	48,720
TrueBlue, Inc. (a)	1,369	29,913
		228,523
Road & Rail - 1.7%
Avis Budget Group, Inc. (a)	993	35,877
Heartland Express, Inc.	2,673	50,867
Knight Transportation, Inc.	2,360	66,316
Landstar System, Inc.	595	41,192
Roadrunner Transportation Systems, Inc. (a)	1,117	9,316
Saia, Inc. (a)	519	15,793
Werner Enterprises, Inc.	581	13,409
		232,770
Trading Companies & Distributors - 1.0%
Applied Industrial Technologies, Inc.	671	31,886
CAI International, Inc. (a)	645	5,141
HD Supply Holdings, Inc. (a)	710	25,638
MSC Industrial Direct Co., Inc. Class A	452	33,014
Watsco, Inc.	241	35,634
		131,313

TOTAL INDUSTRIALS		2,217,255

INFORMATION TECHNOLOGY - 17.1%
Communications Equipment - 0.9%
Applied Optoelectronics, Inc. (a)	357	6,015
Ciena Corp. (a)	1,887	40,476
Lumentum Holdings, Inc. (a)	862	30,273
Oclaro, Inc. (a)	235	1,852
ShoreTel, Inc. (a)	2,122	17,018
Viavi Solutions, Inc. (a)	3,926	30,544
		126,178
Electronic Equipment & Components - 2.6%
Belden, Inc.	855	63,774
CDW Corp.	630	28,130
Coherent, Inc. (a)	275	28,925
Fabrinet (a)	185	7,182
Fitbit, Inc. (a)	2,450	37,926
FLIR Systems, Inc.	717	22,105
Keysight Technologies, Inc. (a)	607	18,471
Methode Electronics, Inc. Class A	667	24,446
Orbotech Ltd. (a)	2,160	61,733
ScanSource, Inc. (a)	321	10,981
Trimble Navigation Ltd. (a)	1,814	49,704
Universal Display Corp. (a)	108	6,220
		359,597
Internet Software & Services - 3.9%
2U, Inc. (a)	1,461	51,632
Alphabet, Inc. Class C (a)	47	36,051
Apigee Corp. (a)	1,197	18,326
Autobytel, Inc. (a)	699	11,464
Blucora, Inc. (a)	531	5,496
Brightcove, Inc. (a)	404	5,208
Care.com, Inc. (a)	1,714	17,946
ChannelAdvisor Corp. (a)	2,333	29,046
Cimpress NV (a)	220	21,839
CommerceHub, Inc. Series A, (a)	277	4,097
CoStar Group, Inc. (a)	98	20,311
Facebook, Inc. Class A (a)	69	8,702
Five9, Inc. (a)	580	8,694
GoDaddy, Inc. (a)	309	10,005
GrubHub, Inc. (a)	919	37,284
Instructure, Inc. (a)	254	6,078
j2 Global, Inc.	391	26,654
Match Group, Inc. (a)	989	16,012
Mimecast Ltd. (a)	1,319	21,684
New Relic, Inc. (a)	562	20,625
Q2 Holdings, Inc. (a)	1,139	32,256
Shutterstock, Inc. (a)	425	24,642
SPS Commerce, Inc. (a)	248	16,189
Stamps.com, Inc. (a)	507	49,037
Web.com Group, Inc. (a)	141	2,462
Wix.com Ltd. (a)	273	11,417
Xactly Corp. (a)	628	8,748
XO Group, Inc. (a)	735	13,700
		535,605
IT Services - 2.3%
Broadridge Financial Solutions, Inc.	203	14,068
CoreLogic, Inc. (a)	1,939	79,538
Euronet Worldwide, Inc. (a)	661	51,300
Gartner, Inc. Class A (a)	385	35,035
Leidos Holdings, Inc.	1,305	52,866
Lionbridge Technologies, Inc. (a)	620	3,019
Maximus, Inc.	483	28,410
Sabre Corp.	187	5,264
Square, Inc. (a)	898	10,947
Virtusa Corp. (a)	718	18,833
WNS Holdings Ltd. sponsored ADR (a)	483	14,166
		313,446
Semiconductors & Semiconductor Equipment - 2.5%
Cabot Microelectronics Corp.	497	24,711
Cavium, Inc. (a)	637	35,468
Inphi Corp. (a)	541	23,301
Lam Research Corp.	330	30,796
Linear Technology Corp.	897	52,241
Maxim Integrated Products, Inc.	354	14,415
Microsemi Corp. (a)	1,840	73,526
Qorvo, Inc. (a)	280	16,080
Teradyne, Inc.	1,678	35,339
United Microelectronics Corp. sponsored ADR	12,403	23,070
Veeco Instruments, Inc. (a)	217	4,268
		333,215
Software - 4.7%
8x8, Inc. (a)	1,140	15,128
Adobe Systems, Inc. (a)	24	2,455
Aspen Technology, Inc. (a)	394	17,911
Barracuda Networks, Inc. (a)	1,398	32,434
BroadSoft, Inc. (a)	147	6,719
Cadence Design Systems, Inc. (a)	3,110	79,118
Callidus Software, Inc. (a)	1,529	29,540
CommVault Systems, Inc. (a)	769	39,634
Descartes Systems Group, Inc. (a)	936	19,984
Descartes Systems Group, Inc. (a)	148	3,155
Ebix, Inc.	71	4,047
Electronic Arts, Inc. (a)	246	19,983
Fleetmatics Group PLC (a)	929	55,619
Guidewire Software, Inc. (a)	538	33,103
HubSpot, Inc. (a)	86	4,794
Imperva, Inc. (a)	526	23,675
Monotype Imaging Holdings, Inc.	1,547	32,642
NetSuite, Inc. (a)	339	36,917
Nuance Communications, Inc. (a)	1,035	15,090
Qualys, Inc. (a)	107	3,681
Rapid7, Inc. (a)	253	4,546
RealPage, Inc. (a)	650	16,731
RingCentral, Inc. (a)	1,899	41,683
SS&C Technologies Holdings, Inc.	1,881	61,979
Tyler Technologies, Inc. (a)	199	32,626
Zendesk, Inc. (a)	214	6,536
		639,730
Technology Hardware, Storage & Peripherals - 0.2%
CPI Card Group	1,073	5,923
Stratasys Ltd. (a)	839	17,904
		23,827

TOTAL INFORMATION TECHNOLOGY		2,331,598

MATERIALS - 4.3%
Chemicals - 1.5%
Axalta Coating Systems (a)	621	17,773
CF Industries Holdings, Inc.	481	12,506
Ferro Corp. (a)	2,080	27,747
Ingevity Corp. (a)	665	29,513
Methanex Corp.	1,494	43,394
Minerals Technologies, Inc.	88	6,210
Orion Engineered Carbons SA	642	11,550
Quaker Chemical Corp.	93	9,300
The Chemours Co. LLC	580	7,650
The Mosaic Co.	1,337	40,204
		205,847
Containers & Packaging - 2.2%
Aptargroup, Inc.	962	75,017
Berry Plastics Group, Inc. (a)	1,085	49,248
Crown Holdings, Inc. (a)	1,277	69,252
Silgan Holdings, Inc.	946	45,522
WestRock Co.	1,375	65,863
		304,902
Metals & Mining - 0.6%
Alcoa, Inc.	5,215	52,567
Ferroglobe PLC	644	5,313
TimkenSteel Corp.	1,850	18,223
		76,103

TOTAL MATERIALS		586,852

TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 1.0%
Level 3 Communications, Inc. (a)	2,125	105,464
Vonage Holdings Corp. (a)	5,767	33,506
		138,970
UTILITIES - 1.6%
Electric Utilities - 0.4%
Portland General Electric Co.	1,244	52,385
Independent Power and Renewable Electricity Producers - 0.1%
Calpine Corp. (a)	1,391	17,360
Multi-Utilities - 1.1%
Ameren Corp.	245	12,108
Black Hills Corp.	1,235	72,260
DTE Energy Co.	260	24,154
NorthWestern Energy Corp.	761	44,001
		152,523

TOTAL UTILITIES		222,268

TOTAL COMMON STOCKS
(Cost $11,277,735)		12,795,106

Equity Funds - 2.0%
Mid-Cap Blend Funds - 1.0%
Fidelity SAI Small-Mid Cap 500 Index Fund (b)	13,521	138,861
Sector Funds - 1.0%
Fidelity SAI Real Estate Index Fund (b)	10,937	127,414
TOTAL EQUITY FUNDS
(Cost $264,885)		266,275
	Principal Amount

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.31% 10/27/16 (c)
(Cost $9,995)	$10,000	9,996
	Shares

Money Market Funds - 4.0%
State Street Institutional U.S. Government Money Market Fund Premier Class 0.26% (d)
(Cost $545,969)	545,969	545,969
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $12,098,584)		13,617,346
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(13,589)
NET ASSETS - 100%		$13,603,757

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
1 ICE Russell 2000 Index Contracts (United States)	Sept. 2016	123,880	$5,519

The face value of futures purchased as a percentage of Net Assets is 0.9%

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $9,996.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity SAI Real Estate Index Fund	$--	$129,000	$--	$--	$127,414
Fidelity SAI Small-Mid Cap 500 Index Fund	--	206,000	69,500	--	138,861
Total	$--	$335,000	$69,500	$--	$266,275

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,060,642	$2,060,642	$--	$--
Consumer Staples	279,880	279,880	--	--
Energy	567,571	567,571	--	--
Financials	2,731,568	2,731,568	--	--
Health Care	1,658,502	1,656,709	--	1,793
Industrials	2,217,255	2,217,255	--	--
Information Technology	2,331,598	2,331,598	--	--
Materials	586,852	586,852	--	--
Telecommunication Services	138,970	138,970	--	--
Utilities	222,268	222,268	--	--
Equity Funds	266,275	266,275	--	--
Other Short-Term Investments	9,996	--	9,996	--
Money Market Funds	545,969	545,969	--	--
Total Investments in Securities:	$13,617,346	$13,605,557	$9,996	$1,793
Derivative Instruments:
Assets
Futures Contracts	$5,519	$5,519	$--	$--
Total Assets	$5,519	$5,519	$--	$--
Total Derivative Instruments:	$5,519	$5,519	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$5,519	$0
Total Equity Risk	5,519	0
Total Value of Derivatives	$5,519	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $11,833,699)	$13,351,071
Affiliated issuers (cost $264,885)	266,275
Total Investments (cost $12,098,584)		$13,617,346
Cash		2,116
Receivable for investments sold		183,843
Receivable for fund shares sold		3,602
Dividends receivable		9,800
Prepaid expenses		111
Receivable from investment adviser for expense reductions		6,202
Other receivables		386
Total assets		13,823,406
Liabilities
Payable for investments purchased	$139,399
Payable for fund shares redeemed	36,968
Accrued management fee	8,535
Distribution and service plan fees payable	23
Payable for daily variation margin for derivative instruments	710
Audit fee payable	22,901
Other affiliated payables	1,627
Other payables and accrued expenses	9,486
Total liabilities		219,649
Net Assets		$13,603,757
Net Assets consist of:
Paid in capital		$9,958,067
Accumulated net investment loss		(1,601)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		2,123,010
Net unrealized appreciation (depreciation) on investments		1,524,281
Net Assets		$13,603,757
Small-Mid Cap Multi-Manager:
Net Asset Value, offering price and redemption price per share ($11,768,251 ÷ 1,097,064 shares)		$10.73
Class F:
Net Asset Value, offering price and redemption price per share ($1,607,641 ÷ 149,299 shares)		$10.77
Class L:
Net Asset Value, offering price and redemption price per share ($114,328 ÷ 10,668 shares)		$10.72
Class N:
Net Asset Value, offering price and redemption price per share ($113,537 ÷ 10,636 shares)		$10.67

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2016 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$91,208
Interest		476
Total income		91,684
Expenses
Management fee	$58,499
Transfer agent fees	8,134
Distribution and service plan fees	134
Accounting fees and expenses	2,926
Custodian fees and expenses	27,662
Independent trustees' fees and expenses	120
Registration fees	15,950
Audit	38,772
Legal	2,482
Miscellaneous	1,953
Total expenses before reductions	156,632
Expense reductions	(69,582)	87,050
Net investment income (loss)		4,634
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,427,273
Affiliated issuers	(615)
Foreign currency transactions	(407)
Futures contracts	20,992
Total net realized gain (loss)		2,447,243
Change in net unrealized appreciation (depreciation) on: Investment securities	841,390
Futures contracts	71,946
Total change in net unrealized appreciation (depreciation)		913,336
Net gain (loss)		3,360,579
Net increase (decrease) in net assets resulting from operations		$3,365,213

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,634	$(57,868)
Net realized gain (loss)	2,447,243	1,438,937
Change in net unrealized appreciation (depreciation)	913,336	(6,367,599)
Net increase (decrease) in net assets resulting from operations	3,365,213	(4,986,530)
Distributions to shareholders from net realized gain	–	(2,307,894)
Share transactions - net increase (decrease)	(20,043,426)	3,132,287
Redemption fees	22	218
Total increase (decrease) in net assets	(16,678,191)	(4,161,919)
Net Assets
Beginning of period	30,281,948	34,443,867
End of period	$13,603,757	$30,281,948
Other Information
Accumulated net investment loss end of period	$(1,601)	$(6,235)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Small-Mid Cap Multi-Manager Fund

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013	2012 B
Selected Per–Share Data
Net asset value, beginning of period	$9.10	$11.40	$13.46	$12.25	$11.24	$10.00
Income from Investment Operations
Net investment income (loss)C	–D	(.02)	(.04)	(.03)	.04	–D
Net realized and unrealized gain (loss)	1.63	(1.54)	.70	3.24	1.30	1.25
Total from investment operations	1.63	(1.56)	.66	3.21	1.34	1.25
Distributions from net investment income	–	–	–	–	(.04)E	–
Distributions from net realized gain	–	(.74)	(2.72)	(2.00)	(.30)E	(.01)E
Total distributions	–	(.74)	(2.72)	(2.00)	(.33)F	(.01)
Redemption fees added to paid in capitalC	–D	–D	–D	–D	–D	–
Net asset value, end of period	$10.73	$9.10	$11.40	$13.46	$12.25	$11.24
Total ReturnG,H	17.91%	(14.27)%	5.88%	27.21%	12.26%	12.46%
Ratios to Average Net AssetsI
Expenses before reductions	2.08%J	1.41%	1.34%	1.25%	1.16%	1.58%J
Expenses net of fee waivers, if any	1.16%J	1.16%	1.16%	1.16%	1.16%	1.16%J
Expenses net of all reductions	1.16%J	1.16%	1.16%	1.16%	1.16%	1.16%J
Net investment income (loss)	.05%J	(.18)%	(.29)%	(.19)%	.35%	(.19)%J
Supplemental Data
Net assets, end of period (000 omitted)	$11,768	$28,621	$32,904	$57,019	$44,361	$39,375
Portfolio turnover rateK	120%J	89%	85%	117%	66%	11%L

 A For the year ended February 29.

 B For the period December 20, 2011 (commencement of operations) to February 29, 2012.

 C Calculated based on average shares outstanding during the period.

 D Amount represents less than $.005 per share.

 E The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 F Total distributions of $.33 per share is comprised of distributions from net investment income of $.036 and distributions from net realized gain of $.296 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 J Annualized

 K Amount does not include the portfolio activity of any Underlying Funds.

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013 B
Selected Per–Share Data
Net asset value, beginning of period	$9.13	$11.42	$13.47	$12.25	$11.49
Income from Investment Operations
Net investment income (loss)C	.01	(.01)	(.02)	(.01)	.01
Net realized and unrealized gain (loss)	1.63	(1.54)	.69	3.24	.91
Total from investment operations	1.64	(1.55)	.67	3.23	.92
Distributions from net investment income	–	–	–	–	(.04)D
Distributions from net realized gain	–	(.74)	(2.72)	(2.01)	(.12)D
Total distributions	–	(.74)	(2.72)	(2.01)	(.16)
Redemption fees added to paid in capitalC	–	–	–	–	–
Net asset value, end of period	$10.77	$9.13	$11.42	$13.47	$12.25
Total ReturnE,F	17.96%	(14.16)%	5.95%	27.40%	8.11%
Ratios to Average Net AssetsG
Expenses before reductions	2.05%H	1.31%	1.29%	1.24%	1.11%H
Expenses net of fee waivers, if any	1.06%H	1.06%	1.06%	1.06%	1.06%H
Expenses net of all reductions	1.06%H	1.06%	1.06%	1.05%	1.06%H
Net investment income (loss)	.16%H	(.08)%	(.19)%	(.09)%	.38%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,608	$1,468	$1,314	$763	$186
Portfolio turnover rateI	120%H	89%	85%	117%	66%

 A For the year ended February 29.

 B For the period December 18, 2012 (commencement of sale of shares) to February 28, 2013.

 C Calculated based on average shares outstanding during the period.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 H Annualized

 I Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Small-Mid Cap Multi-Manager Fund Class L

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014 B
Selected Per–Share Data
Net asset value, beginning of period	$9.09	$11.39	$13.45	$14.28
Income from Investment Operations
Net investment income (loss)C	–D	(.02)	(.04)	(.01)
Net realized and unrealized gain (loss)	1.63	(1.54)	.70	.93
Total from investment operations	1.63	(1.56)	.66	.92
Distributions from net realized gain	–	(.74)	(2.72)	(1.75)
Total distributions	–	(.74)	(2.72)	(1.75)
Redemption fees added to paid in capitalC,D	–	–	–	–
Net asset value, end of period	$10.72	$9.09	$11.39	$13.45
Total ReturnE,F	17.93%	(14.29)%	5.89%	6.84%
Ratios to Average Net AssetsG
Expenses before reductions	2.14%H	1.40%	1.37%	1.54%H
Expenses net of fee waivers, if any	1.16%H	1.16%	1.16%	1.16%H
Expenses net of all reductions	1.16%H	1.16%	1.16%	1.16%H
Net investment income (loss)	.06%H	(.18)%	(.29)%	(.17)%H
Supplemental Data
Net assets, end of period (000 omitted)	$114	$97	$113	$107
Portfolio turnover rateI	120%H	89%	85%	117%

 A For the year ended February 29.

 B For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

 C Calculated based on average shares outstanding during the period.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 H Annualized

 I Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Small-Mid Cap Multi-Manager Fund Class N

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014 B
Selected Per–Share Data
Net asset value, beginning of period	$9.07	$11.38	$13.44	$14.28
Income from Investment Operations
Net investment income (loss)C	(.01)	(.05)	(.07)	(.02)
Net realized and unrealized gain (loss)	1.61	(1.52)	.70	.92
Total from investment operations	1.60	(1.57)	.63	.90
Distributions from net realized gain	–	(.74)	(2.69)	(1.74)
Total distributions	–	(.74)	(2.69)	(1.74)
Redemption fees added to paid in capitalC,D	–	–	–	–
Net asset value, end of period	$10.67	$9.07	$11.38	$13.44
Total ReturnE,F	17.64%	(14.42)%	5.62%	6.73%
Ratios to Average Net AssetsG
Expenses before reductions	2.39%H	1.65%	1.62%	1.81%H
Expenses net of fee waivers, if any	1.41%H	1.41%	1.41%	1.41%H
Expenses net of all reductions	1.41%H	1.41%	1.41%	1.41%H
Net investment income (loss)	(.20)%H	(.43)%	(.54)%	(.42)%H
Supplemental Data
Net assets, end of period (000 omitted)	$114	$96	$113	$107
Portfolio turnover rateI	120%H	89%	85%	117%

 A For the year ended February 29.

 B For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

 C Calculated based on average shares outstanding during the period.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 H Annualized

 I Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2016

1. Organization.

Strategic Advisers Small-Mid Cap Multi-Manager Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and certain Fidelity brokerage or mutual fund accounts. The Fund offers Small-Mid Cap Multi-Manager, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Underlying Funds and distributions from ETFs, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, net operating losses and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$1,849,827
Gross unrealized depreciation	(478,632)
Net unrealized appreciation (depreciation) on securities	$1,371,195
Tax cost	$12,246,151

The Fund elected to defer to its next fiscal year approximately $87,144 of capital losses recognized during the period November 1, 2015 to February 29, 2016. The Fund elected to defer to its next fiscal year approximately $5,937 of ordinary losses recognized during the period January 1, 2016 to February 29, 2016.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $20,992 and a change in net unrealized appreciation (depreciation) of $71,946 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $8,804,382 and $27,055,714, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.15% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .78% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Advisers. Arrowpoint Asset Management, LLC, J.P. Morgan Investment Management, Inc., Portolan Capital Management, LLC, Systematic Financial Management, L.P. and The Boston Company Asset Management, LLC each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Advisory Research, Inc., AllianceBernstein, L.P. (AB), FIAM LLC (an affiliate of the investment adviser), Fisher Investments, Invesco Advisers, Inc., Kennedy Capital Management, Inc., Neuberger Berman Investment Advisers LLC (NBIA) and Victory Capital Management, Inc. (formerly RS Investment Management Co. LLC) have been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

In September 2016, the Board of Trustees approved the appointment of LSV Asset Management (LSV) as an additional sub-adviser for the Fund. Subsequent to period end, LSV was allocated a portion of the Fund's assets. In addition, subsequent to period end, Systematic Financial Management, L.P. no longer manages a portion of the Fund's assets.

In October, 2016 shareholders approved the appointment of Geode Capital Management, LLC as an additional sub-adviser for the Fund.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$134	$134

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding exchange-traded funds. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Small-Mid Cap Multi-Manager	$8,028.12
Class L	53.10
Class N	53.10
	$8,134

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser or Sub-adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $7 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $27 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser has voluntarily agreed to waive the Fund's management fee in an amount equal to .01% of the Fund's average net assets. During the period, this waiver reduced the fund's management fee by $752.

The investment adviser has also contractually agreed to reimburse Small-Mid Cap Multi-Manager, Class L and Class N to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2018. In addition, the investment adviser has voluntarily agreed to reimburse Class F to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from these reimbursements. The following classes of the Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Small-Mid Cap Multi-Manager	1.16%(a)	$60,154
Class F	1.06%(a),(b)	7,592
Class L	1.16%(a)	522
Class N	1.41%(a)	517

 (a) Expense limitation effective June 1, 2016.

 (b) Effective October 1, 2016, the expense limitation was changed to 1.06% for Class F.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $45 for the period.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2016	Year ended February 29, 2016
From net realized gain
Small-Mid Cap Multi-Manager	$–	$2,192,558
Class F	–	100,434
Class L	–	7,482
Class N	–	7,420
Total	$–	$2,307,894

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2016	Year ended February 29, 2016	Six months ended August 31, 2016	Year ended February 29, 2016
Small-Mid Cap Multi-Manager
Shares sold	27,690	68,234	$279,177	$721,553
Reinvestment of distributions	–	215,320	–	2,192,558
Shares redeemed	(2,074,402)	(26,828)	(20,212,510)	(271,699)
Net increase (decrease)	(2,046,712)	256,726	$(19,933,333)	$2,642,412
Class F
Shares sold	22,139	64,042	$224,714	$679,517
Reinvestment of distributions	–	9,889	–	100,434
Shares redeemed	(33,512)	(28,287)	(334,807)	(304,978)
Net increase (decrease)	(11,373)	45,644	$(110,093)	$474,973
Class L
Reinvestment of distributions	–	735	$–	$7,482
Net increase (decrease)	–	735	$–	$7,482
Class N
Reinvestment of distributions	–	731	$–	$7,420
Net increase (decrease)	–	731	$–	$7,420

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 81% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2016 to August 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During Period-B March 1, 2016 to August 31, 2016
Small-Mid Cap Multi-Manager	1.16%
Actual		$1,000.00	$1,179.10	$6.37
Hypothetical-C		$1,000.00	$1,019.36	$5.90
Class F	1.06%
Actual		$1,000.00	$1,179.60	$5.82
Hypothetical-C		$1,000.00	$1,019.86	$5.40
Class L	1.16%
Actual		$1,000.00	$1,179.30	$6.37
Hypothetical-C		$1,000.00	$1,019.36	$5.90
Class N	1.41%
Actual		$1,000.00	$1,176.40	$7.73
Hypothetical-C		$1,000.00	$1,018.10	$7.17

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Small-Mid Cap Multi-Manager Fund

On March 3, 2016, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve an investment advisory agreement (the Sub-Advisory Agreement) with J.P. Morgan Investment Management Inc. (New Sub-Adviser) for the fund.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Sub-Advisory Agreement.

In considering whether to approve the Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers, Inc. (Strategic Advisers) or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board.

Nature, Extent, and Quality of Services Provided.  The Board noted that it is familiar with the nature, extent and quality of services provided by the New Sub-Adviser from its oversight of the New Sub-Adviser on behalf of other funds overseen by the Board and that although the fund will not utilize the same investment personnel, the same support staff, including compliance personnel, as the other funds overseen by the Board, that currently provides services to other Strategic Advisers funds will also provide services to the fund. The Board considered the backgrounds of the investment personnel that will provide services to the fund, and also took into consideration the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up. The Board also considered the structure of the New Sub-Adviser's portfolio manager compensation program with respect to the investment personnel that will provide services to the fund and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board noted that the New Sub-Adviser will utilize a different investment mandate to manage the fund than it currently uses in managing other Strategic Advisers funds and reviewed the general qualifications and capabilities of the investment staff that will provide services to the fund and its use of technology. The Board noted that the New Sub-Adviser's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered the New Sub-Adviser's trading capabilities and resources which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by the New Sub-Adviser under the Sub-Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Investment Performance.  The Board considered that the investment strategy to be utilized by the New Sub-Adviser is new and that the strategy does not have historical investment performance. The Board reviewed the historical performance information of the portfolio managers in managing a similar strategy and discussed with Strategic Advisers the similarities and differences between the two strategies.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  In reviewing the Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, the amount and nature of fees to be paid by Strategic Advisers to the New Sub-Adviser and the projected change in the fund's total operating expenses, if any, as a result of hiring the New Sub-Adviser.

The Board noted that the fund's maximum aggregate annual management fee rate may not exceed 1.15% of the fund's average daily net assets and that the Sub-Advisory Agreement will not result in a change to the maximum aggregate annual management fee payable by the fund, Strategic Advisers' portion of the management fee or Strategic Advisers' voluntary agreement to waive 0.01% of the management fee for the fund. The Board also considered that Strategic Advisers has contractually agreed to reimburse the retail class, Class L and Class N of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) as a percentage of net assets exceed 1.16%, 1.16% and 1.41%, respectively, through April 30, 2016. In addition, the Board noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 1.06% of the class' average net assets and that such arrangement may be terminated by Strategic Advisers at any time. The Board also considered that there are no expected changes to the fund's total net expenses as a result of approving the Sub-Advisory Agreement and that the expense ratio of each class of the fund is expected to maintain the same relationship to the competitive peer group medians reviewed by the Board in connection with the annual renewal of the fund's advisory contracts at the September 2015 meeting.

Based on its review, the Board concluded that the fund's management fee structure and any projected changes to total expenses (if any) bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund or Strategic Advisers portion of the management fee, the Board did not consider the costs of services and profitability to be significant factors in its decision to approve the Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to the New Sub-Adviser, the Board considered management's representation that it does not anticipate that the hiring of the New Sub-Adviser will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers and the fund's sub-advisory agreements. The Board noted that the Sub-Advisory Agreement provides for breakpoints that have the potential to reduce sub-advisory fees paid to the New Sub-Adviser as assets allocated to the New Sub-Adviser grow.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered to the fund and that the Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Investment Advisory Contract and Management Fees

Strategic Advisers Small-Mid Cap Multi-Manager Fund

On June 7, 2016, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve an investment advisory agreement (the Sub-Advisory Agreement) with Victory Capital Management, Inc. (Victory Capital) for the fund, which would take effect upon the consummation of a transaction pursuant to which Victory Capital will acquire RS Investment Management, Inc. (RS), a sub-adviser to the fund (Transaction).

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Sub-Advisory Agreement.

In considering whether to approve the Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers, Inc. (Strategic Advisers) or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board.

Nature, Extent, and Quality of Services Provided.  The Board considered that the Transaction will not result in any changes to the investment personnel that currently provide services to the fund and that, after the Transaction closes, the same investment advisory personnel will continue to provide services to the fund as employees of Victory Capital. The Board noted that it reviewed information regarding the backgrounds of RS' investment personnel, and also took into consideration the fund's investment objective, strategies and related investment philosophy, in connection with the annual renewal of the current sub-advisory agreement with RS (Current Sub-Advisory Agreement) at its September 2015 Board meeting. The Board also considered RS' and Victory Capital's representation that the Transaction will not result in any changes to the nature, extent and quality of services provided to the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the portfolio manager compensation structure for Victory Capital's investment staff and whether this structure provides appropriate incentives to act in the best interests of the fund, the investment staff's use of technology, and Victory Capital's approach to managing investment personnel, including Victory Capital's investment franchises. The Board noted that Victory Capital and RS have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered Victory Capital's trading capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory services to be provided by Victory Capital under the Sub-Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Investment Performance.  The Board did not consider performance to be a material factor in its decision to approve the Sub-Advisory Agreement because the Sub-Advisory Agreement would not result in any changes to the fund's investment processes or strategies or in the persons primarily responsible for the day-to-day management of the fund. The Board noted that it reviewed the historical investment performance of RS, on behalf of the fund, in connection with the renewal of the Current Sub-Advisory Agreement at its September 2015 meeting.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  The Board considered that the Sub-Advisory Agreement would not result in any changes to the amount and nature of fees that are currently paid by Strategic Advisers to RS under the Current Sub-Advisory Agreement and that will be paid to Victory Capital under the Sub-Advisory Agreement, pursuant to the identical fee schedule. The Board also considered that the Sub-Advisory Agreement will not have any impact on Strategic Advisers' portion of the fund's management fee, the fund's maximum aggregate annual management fee rate, Strategic Advisers' expense reimbursement arrangements for each class of the fund, or total fund expenses.

Based on its review, the Board concluded that the fund's management fee structure and total expenses continue to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund or Strategic Advisers portion of the management fee, the Board did not consider the costs of services and the profitability of the relationship with the fund to Strategic Advisers to be significant factors in its decision to approve the Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to Victory Capital, the Board considered management's representation that it does not anticipate that the hiring of Victory Capital will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers and the fund's sub-advisory agreements. The Board noted that the Sub-Advisory Agreement will continue to provide for identical breakpoints that have the potential to reduce sub-advisory fees paid to Victory Capital as assets allocated to Victory Capital grow.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Investment Advisory Contract and Management Fees

Strategic Advisers Small-Mid Cap Multi-Manager Fund

On June 7, 2016, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve a new investment advisory agreement (the Sub-Advisory Agreement) with Geode Capital Management, LLC (Geode) for the fund, subject to shareholder approval.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Sub-Advisory Agreement.

In considering whether to approve the Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers, Inc. (Strategic Advisers) or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.  The Board considered the backgrounds of the investment personnel that will provide services to the fund, and also took into consideration the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up. The Board also considered the structure of Geode's portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Geode's investment staff, its use of technology, and Geode's approach to managing and compensating investment personnel. The Board noted that Geode's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered Geode's trading capabilities and resources which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by Geode under the Sub-Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Investment Performance.  The Board also considered the historical investment performance of Geode and the portfolio managers in managing accounts under a similar investment mandate.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  In reviewing the Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, and the amount and nature of fees to be paid by Strategic Advisers to Geode under the Sub-Advisory Agreement. Because Strategic Advisers will not allocate assets to Geode at this time, the Board considered the hypothetical impact on the fund's management fee rate and total expenses if Strategic Advisers allocates assets to Geode in the future.

The Board noted that the fund's contractual maximum aggregate annual management fee rate may not exceed 1.15% of the fund's average daily net assets and that the Sub-Advisory Agreement will not result in a change to the contractual maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board also considered that Strategic Advisers has contractually agreed to reimburse the retail class, Class L and Class N of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) as a percentage of net assets exceed 1.15%, 1.15% and 1.40%, respectively, through April 30, 2018. In addition, the Board noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 1.05% of the class' average net assets and that such arrangement may be terminated by Strategic Advisers at any time. The Board also considered that after approval of the Sub-Advisory Agreement, the fund's management fee rate and the expense ratio of each class of the fund are expected to maintain the same relationships to the competitive peer group median data provided in the June 2016 management contract renewal materials, after taking into account lower expense reimbursement arrangements agreed to by Strategic Advisers with respect to the fund, as reflected above.

Based on its review, the Board concluded that the fund's management fee structure continues to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the contractual maximum management fees payable by the fund or Strategic Advisers portion of the management fee, the Board did not consider the costs of services and profitability of the relationship with the fund to Strategic Advisers to be significant factors in its decision to approve the Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to the Sub-Advisory Agreement, the Board considered management's representation that it does not anticipate that the hiring of Geode will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers and the fund's sub-advisory agreements. The Board noted that the Sub-Advisory Agreement provides for breakpoints that have the potential to reduce sub-advisory fees paid to Geode as assets allocated to Geode grow.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered to the fund and that the Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

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Strategic Advisers® Emerging Markets Fund Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public Semi-Annual Report August 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of August 31, 2016

(excluding cash equivalents)

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Emerging Markets Fund	8.9	10.0
Causeway Emerging Markets Fund - Investor Class	7.2	6.6
T. Rowe Price Emerging Markets Stock Fund Class I	7.0	7.2
Aberdeen Emerging Markets Fund Institutional Service Class	6.5	7.6
Lazard Emerging Markets Equity Portfolio Institutional Class	6.4	7.3
Oppenheimer Developing Markets Fund Class I	5.2	5.0
Parametric Emerging Markets Fund Investor Class	4.3	4.2
iShares MSCI China ETF	4.3	4.5
GMO Emerging Markets Fund Class IV	3.6	3.3
Brandes Emerging Markets Value Fund Class A	3.2	2.9
	56.6

Asset Allocation (% of fund's net assets)

As of August 31, 2016
Common Stocks	31.4%
Preferred Stocks	1.1%
Diversifed Emerging Markets Funds	66.3%
Short-Term Investments and Net Other Assets (Liabilities)	1.2%

As of February 29, 2016
Common Stocks	22.9%
Preferred Stocks	0.6%
Diversifed Emerging Markets Funds	69.7%
Short-Term Investments and Net Other Assets (Liabilities)	6.8%

Asset allocations of funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 31.4%
	Shares	Value
CONSUMER DISCRETIONARY - 3.2%
Auto Components - 0.2%
Amtek Auto Ltd. (a)	104,060	$69,438
CEAT Ltd.	15,530	207,073
Chaowei Power Holdings Ltd.	136,000	100,454
FIEM Industries Ltd.	6,200	97,307
Gmb Korea Corp.	7,110	32,430
HS Chemical	2,389	77,710
JK Tyre & Industries Ltd. (a)	62,201	122,428
MAHLE Metal Leve SA	23,500	171,745
Minth Group Ltd.	40,000	151,336
Motherson Sumi Systems Ltd.	444,022	2,137,991
MRF Ltd. (a)	2,760	1,542,248
Nexteer Auto Group Ltd.	300,000	412,244
Seoyon Co. Ltd.	10,757	125,793
Seoyon E-Hwa Co., Ltd.	6,774	98,640
Sewon Precision Industries Co. Ltd.	912	15,405
Tianneng Power International Ltd.	2,464,000	2,013,749
TVS Srichakra Ltd.	1,476	57,364
Yoo Sung Enterprise	15,668	54,195
		7,487,550
Automobiles - 0.9%
Dongfeng Motor Group Co. Ltd. (H Shares)	3,792,000	4,052,269
Geely Automobile Holdings Ltd.	6,620,000	5,307,913
Great Wall Motor Co. Ltd. (H Shares)	2,415,500	2,344,647
Hero Motocorp Ltd. (a)	187,366	9,905,215
Hyundai Motor Co.	32,078	3,823,087
Kia Motors Corp.	178,025	6,692,189
Tata Motors Ltd. (a)	358,744	2,888,828
Tofas Turk Otomobil Fabrikasi A/S	1,221,580	8,988,007
		44,002,155
Distributors - 0.1%
Imperial Holdings Ltd.	438,988	4,709,372
Diversified Consumer Services - 0.2%
New Oriental Education & Technology Group, Inc. sponsored ADR	299,838	11,837,604
Tarena International, Inc. ADR	10,531	137,956
		11,975,560
Hotels, Restaurants & Leisure - 0.2%
China Lodging Group Ltd. ADR	29,836	1,331,581
Jollibee Food Corp.	343,300	1,803,201
Sands China Ltd.	1,618,122	6,361,895
		9,496,677
Household Durables - 0.6%
Arcelik A/S	49,412	353,534
Cyrela Brazil Realty SA	507,108	1,659,895
Haier Electronics Group Co. Ltd.	4,403,454	7,367,897
Kang Yong Electric PCL NVDR	5,000	46,656
LG Electronics, Inc.	124,793	5,759,075
MRV Engenharia e Participacoes SA	1,242,957	4,734,414
Nien Made Enterprise Co. Ltd.	544,882	6,179,941
Skyworth Digital Holdings Ltd.	4,142,000	3,070,106
TCL Multimedia Technology Holdings Ltd. (a)	202,000	100,251
Vestel Elektonik Sanayi ve Ticaret A/S (a)	180,391	443,437
Vestel White Goods A/S	224,279	950,216
		30,665,422
Internet & Catalog Retail - 0.2%
Ctrip.com International Ltd. ADR (a)	68,075	3,223,351
JD.com, Inc. sponsored ADR (a)	172,000	4,370,520
Vipshop Holdings Ltd. ADR (a)	112,000	1,585,920
		9,179,791
Media - 0.5%
ABS CBN Broadcasting Corp. (depositary receipt)	75,470	81,224
CJ Hellovision Co. Ltd.	12,193	98,663
Hyundai HCN	154,083	536,415
KT Skylife Co. Ltd.	6,226	89,824
Megacable Holdings S.A.B. de CV unit	482,600	1,857,096
Multiplus SA	18,600	241,054
Naspers Ltd. Class N	88,577	14,495,733
PT Media Nusantara Citra Tbk	19,874,100	2,876,613
Smiles SA	198,800	3,096,631
		23,373,253
Multiline Retail - 0.0%
Magazine Luiza SA (a)	10,200	191,100
PT Matahari Department Store Tbk	215,300	324,614
PT Ramayana Lestari Sentosa Tbk	2,230,300	208,486
		724,200
Specialty Retail - 0.1%
BIG Camera Corp. PCL	1,933,900	278,227
Cashbuild Ltd.	3,812	101,186
China Yongda Automobiles Services Holdings Ltd.	192,000	97,268
Mr Price Group Ltd.	75,030	941,422
Padini Holdings Bhd	297,300	207,717
Pou Sheng International (Holdings) Ltd. (a)	1,748,000	599,375
PTG Energy PCL unit	258,400	225,815
Super Group Ltd. (a)	38,982	107,411
		2,558,421
Textiles, Apparel & Luxury Goods - 0.2%
361 Degrees International Ltd.	305,000	94,753
Aksa Akrilik Kimya Sanayii	34,226	98,253
CECEP COSTIN New Materials Group Ltd.	741,000	57,312
China Great Star International Ltd. (a)	66,524	109,984
ECLAT Textile Co. Ltd.	462,000	5,851,233
Grendene SA	55,100	306,623
Himatsingka Seide Ltd. (a)	60,059	233,018
Huvis Corp.	14,320	100,475
Peak Sport Products Co. Ltd.	384,000	119,295
RSWM Ltd. (a)	28,244	194,540
Trident Ltd. (a)	140,327	108,302
Vardhman Textiles Ltd.	6,798	101,669
Weiqiao Textile Co. Ltd. (H Shares)	483,500	338,432
Welspun India Ltd.	812,510	590,693
		8,304,582

TOTAL CONSUMER DISCRETIONARY		152,476,983

CONSUMER STAPLES - 2.6%
Beverages - 0.7%
Ambev SA	2,012,410	11,959,045
Embotelladora Andina SA sponsored ADR	3,860	81,909
Fomento Economico Mexicano S.A.B. de CV:
unit	228,700	2,094,419
sponsored ADR	127,467	11,669,604
Kweichow Moutai Co. Ltd.	33,758	1,567,738
Pepsi-Cola Products Philippines, Inc.	1,114,100	74,044
Radico Khaitan Ltd. (a)	51,099	79,752
SABMiller PLC	97,582	5,635,589
		33,162,100
Food & Staples Retailing - 0.6%
BGFretail Co. Ltd.	21,339	3,872,169
Bidcorp Ltd. (a)	62,966	1,156,361
C.P. ALL PCL (For. Reg.)	1,469,500	2,642,680
Clicks Group Ltd.	111,234	916,232
Drogasil SA	307,700	5,686,714
E-Mart Co. Ltd.	19,094	2,694,838
Eurocash SA	115,653	1,272,424
Grupo Comercial Chedraui S.A.B. de CV	177,397	428,243
Magnit OJSC	13,866	2,176,315
Magnit OJSC GDR (Reg. S)	23,000	907,120
O'Key Group SA GDR (Reg. S)	599,151	1,063,493
Pick 'n Pay Holdings Ltd.	39,927	106,485
Wal-Mart de Mexico SA de CV Series V	2,207,152	5,037,099
		27,960,173
Food Products - 0.8%
Britannia Industries Ltd.	6,080	314,089
China Mengniu Dairy Co. Ltd.	4,899,496	9,296,825
Daesang Holdings Co. Ltd.	4,590	52,442
Gruma S.A.B. de CV Series B	598,256	7,960,672
Industrias Bachoco SA de CV Series B	22,040	97,610
Japfa Comfeed Indonesia Tbk PT	1,836,700	234,693
JBS SA	1,283,700	4,969,110
JUHAYNA Food Industries	2,201,160	1,219,568
M. Dias Branco SA	179,100	6,710,981
Malee Group PCL unit	13,700	31,366
Marfrig Global Foods SA (a)	96,200	152,230
Tiger Brands Ltd.	291,640	7,568,119
		38,607,705
Household Products - 0.0%
PT Unilever Indonesia Tbk	114,000	392,318
Personal Products - 0.2%
AMOREPACIFIC Corp.	9,517	3,291,870
AMOREPACIFIC Group, Inc.	19,746	2,565,679
China King-highway Holdings Ltd. (a)	165,627	354,719
Hypermarcas SA	76,500	618,311
Marico Ltd.	23,106	100,547
		6,931,126
Tobacco - 0.3%
ITC Ltd.	3,773,792	14,650,050
PT Gudang Garam Tbk	91,100	442,280
		15,092,330

TOTAL CONSUMER STAPLES		122,145,752

ENERGY - 2.8%
Energy Equipment & Services - 0.1%
Elnusa Tbk PT	2,479,100	93,445
Ezion Holdings Ltd. (a)	8,468,990	1,367,520
Ezion Holdings Ltd. warrants 4/24/20 (a)	1,376,847	40,423
Petrofac Ltd.	200,998	2,194,665
		3,696,053
Oil, Gas & Consumable Fuels - 2.7%
Aegean Marine Petroleum Network, Inc.	66,185	661,188
Bangchak Petroleum PCL:
rights (a)	28,530	0
rights (a)	26,005	0
(For. Reg.)	520,100	507,103
NVDR	570,600	556,341
Bharat Petroleum Corp. Ltd.	1,866,894	16,793,958
Chennai Petroleum Corp. Ltd. (a)	48,872	214,857
China Petroleum & Chemical Corp. (H Shares) (a)	4,254,000	3,040,535
CNOOC Ltd. (a)	17,414,000	21,008,646
Cosan Ltd. Class A	548,808	3,863,608
Cosan SA Industria e Comercio	384,200	4,475,909
Formosa Petrochemical Corp.	235,000	687,061
Gazprom OAO sponsored ADR (Reg. S)	644,926	2,608,726
Great Eastern Shipping Co. Ltd.	55,484	305,507
Grupa Lotos SA (a)	11,091	82,437
Hindustan Petroleum Corp. Ltd.	327,293	5,954,397
Indian Oil Corp. Ltd. (a)	505,232	4,339,753
Ipek Dogal Enerji Kaynaklari Ve Uretim AS (a)	124,732	47,237
IRPC PCL NVDR	16,697,100	2,334,652
Lukoil PJSC (a)	10,000	446,301
Lukoil PJSC sponsored ADR	276,687	12,409,412
NOVATEK OAO GDR (Reg. S)	34,243	3,691,395
Ophir Energy PLC (a)	1,571,015	1,521,447
PetroChina Co. Ltd. (H Shares)	1,652,000	1,095,413
Petroleo Brasileiro SA - Petrobras (ON)(a)	130,000	593,398
Petronas Dagangan Bhd	42,081	243,105
Petronet LNG Ltd.	799,273	4,198,141
Polish Oil & Gas Co. SA	975,843	1,330,803
Polski Koncern Naftowy Orlen SA	283,078	4,707,887
PT Adaro Energy Tbk	20,028,000	1,736,314
PT Energi Mega Persada Tbk (a)	11,847,200	44,656
PT Indo Tambangraya Megah Tbk	98,100	84,123
PT United Tractors Tbk	2,271,500	3,210,752
PTT Exploration and Production PCL NVDR	587,300	1,378,539
PTT PCL NVDR	185,800	1,873,298
Rosneft Oil Co. OJSC GDR (Reg. S)	37,497	195,922
S-Oil Corp.	29,221	1,851,270
Sasol Ltd.	306,790	7,744,724
SK Energy Co. Ltd.	35,710	4,655,948
Star Petroleum Refining PCL unit	2,932,400	940,333
Thai Oil PCL NVDR	701,300	1,433,395
Tullow Oil PLC (a)	1,054,301	3,016,728
Tupras Turkiye Petrol Rafinelleri A/S	223,644	4,378,430
		130,263,649

TOTAL ENERGY		133,959,702

FINANCIALS - 7.8%
Banks - 5.5%
Abu Dhabi Commercial Bank PJSC (a)	172,009	300,645
Agricultural Bank of China Ltd. (H Shares)	5,701,000	2,344,321
Akbank T.A.S.	98,284	259,880
Andhra Bank Ltd. (a)	189,923	171,104
Axis Bank Ltd.	678,700	6,047,103
Axis Bank Ltd. GDR (Reg. S)	162,350	7,305,750
Banco do Brasil SA	417,900	3,003,672
Bangkok Bank PCL NVDR	67,100	328,570
Bank of China Ltd. (H Shares)	31,043,000	13,965,759
Bank Polska Kasa Opieki SA	191,621	6,435,006
Capitec Bank Holdings Ltd.	89,919	3,563,121
China Construction Bank Corp. (H Shares)	32,669,000	24,429,572
Chinatrust Financial Holding Co. Ltd.	13,052,832	7,546,059
City Union Bank Ltd.	51,452	101,156
Commercial International Bank SAE	695,406	3,805,177
Commercial International Bank SAE sponsored GDR	297,560	1,250,347
Credicorp Ltd. (United States)	88,566	13,876,521
E.SUN Financial Holdings Co. Ltd.	12,428,100	6,989,118
First Gulf Bank PJSC	2,562,935	8,163,769
Grupo Financiero Banorte S.A.B. de CV Series O	2,831,983	15,240,620
Grupo Financiero Galicia SA sponsored ADR	98,100	2,919,456
Grupo Financiero Interacciones SA de CV	41,018	211,255
Hana Financial Group, Inc.	232,332	6,100,029
HDFC Bank Ltd.	54,376	1,266,021
HDFC Bank Ltd. sponsored ADR	25,300	1,812,745
ICICI Bank Ltd. sponsored ADR	1,260,592	9,668,741
Industrial & Commercial Bank of China Ltd. (H Shares)	14,376,000	9,144,292
Kasikornbank PCL (For. Reg.)	1,052,900	6,022,655
KB Financial Group, Inc.	131,693	4,590,861
Kiatnakin Bank PCL unit	297,400	444,618
Krung Thai Bank PCL:
(For. Reg.)	9,052,600	4,968,927
NVDR	6,107,300	3,352,266
MONETA Money Bank A/S	778,331	2,527,987
OTP Bank PLC	322,068	8,413,242
PT Bank Bukopin Tbk	246,400	13,281
PT Bank Jabar Banten Tbk	1,012,800	122,926
PT Bank Mandiri (Persero) Tbk	2,765,400	2,339,633
PT Bank Negara Indonesia (Persero) Tbk	8,141,200	3,605,695
PT Bank Rakyat Indonesia Tbk	8,520,100	7,482,787
PT Bank Tabungan Negara Tbk	7,212,400	1,092,870
Public Bank Bhd	1,889,200	9,234,949
Sberbank of Russia (a)	3,574,010	7,846,675
Sberbank of Russia:
sponsored ADR	525,569	4,819,468
sponsored ADR (United Kingdom)	644,361	5,847,576
Shinhan Financial Group Co. Ltd.	447,483	16,341,171
Standard Bank Group Ltd.	548,759	4,969,513
Standard Chartered PLC (Hong Kong)	603,550	5,041,545
State Bank of Bikaner & Jaipur (a)	6,949	70,410
Thanachart Capital PCL:
(For. Reg.)	797,900	922,028
NVDR	333,700	385,613
TISCO Financial Group PCL NVDR	202,600	316,060
Turkiye Garanti Bankasi A/S	214,727	553,838
Turkiye Is Bankasi A/S Series C	1,203,804	1,957,868
Turkiye Vakiflar Bankasi TAO	1,306,238	1,921,295
Woori Bank	241,673	2,295,563
		263,751,129
Capital Markets - 0.1%
Brait SA	99,568	788,986
CITIC Securities Co. Ltd. (H Shares)	1,487,000	3,323,805
KGI Securities Thailand PCL NVDR	486,400	50,024
		4,162,815
Consumer Finance - 0.2%
Manappuram General Finance & Leasing Ltd.	290,833	370,337
Muthoot Finance Ltd. (a)	64,980	364,488
Ratchthani Leasing PCL	588,900	88,467
Shriram Transport Finance Co. Ltd.	388,961	7,182,863
		8,006,155
Diversified Financial Services - 0.5%
BM&F BOVESPA SA	617,200	3,423,155
Bolsa Mexicana de Valores S.A.B. de CV	98,332	180,543
Far East Horizon Ltd.	4,577,000	4,277,543
FirstRand Ltd.	2,789,793	8,362,548
Fubon Financial Holding Co. Ltd.	2,170,000	3,069,626
Haci Omer Sabanci Holding A/S	1,210,667	3,737,473
JSE Ltd.	7,811	82,881
		23,133,769
Insurance - 1.1%
AIA Group Ltd.	1,004,800	6,353,222
BB Seguridade Participacoes SA	823,847	7,436,870
Cathay Financial Holding Co. Ltd.	1,360,000	1,718,156
China Pacific Insurance (Group) Co. Ltd. (H Shares)	1,499,400	5,276,617
Dongbu Insurance Co. Ltd.	33,061	1,999,747
Liberty Holdings Ltd.	524,339	4,021,882
MMI Holdings Ltd.	1,607,972	2,467,409
PICC Property & Casualty Co. Ltd. (H Shares)	2,582,000	4,266,971
Porto Seguro SA	291,548	2,487,349
Powszechny Zaklad Ubezpieczen SA	662,407	4,686,262
Samsung Fire & Marine Insurance Co. Ltd.	19,311	4,672,225
Sanlam Ltd.	2,242,288	9,529,190
Tong Yang Life Insurance Co. Ltd.	7,490	80,877
		54,996,777
Real Estate Investment Trusts - 0.1%
Akfen Gayrimenkul Yatirim Ortakligi A/S (a)	64,677	32,804
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	2,302,481	2,265,539
FII BTG Pactual Corporate Office Fund	7,018	206,419
Prologis Property Mexico SA	138,548	231,912
SAF REIT, Inc.	289,963	81,377
Torunlar Gayrimenkul Yatirim Ortakligi AS	137,733	203,518
		3,021,569
Real Estate Management & Development - 0.2%
Agile Property Holdings Ltd.	216,000	122,791
Aldar Properties PJSC (a)	1,525,768	1,146,476
Amata Corp. PCL NVDR	207,800	75,640
Asian Property Development PCL NVDR	2,536,100	545,831
Bangkok Land PCL NVDR	2,054,100	108,001
Barwa Real Estate Co. (a)	38,013	381,033
China Resources Land Ltd. (a)	234,000	659,087
China SCE Property Holdings Ltd.	439,000	104,692
CIFI Holdings Group Co. Ltd.	712,000	223,029
Dongwon Development Co. Ltd.	56,672	240,207
Emaar Properties PJSC	579,342	1,119,852
Etalon Group Ltd. GDR (Reg. S)	503,233	1,459,376
Guangzhou R&F Properties Co. Ltd. (H Shares)	84,800	143,200
Housing Development and Infrastructure Ltd. (a)	540,178	747,114
K Wah International Holdings Ltd.	191,000	104,640
KSL Holdings Bhd	105,100	28,802
Longfor Properties Co. Ltd.	194,000	312,599
Powerlong Real Estate Holding Ltd.	438,000	125,344
Preuksa Real Estate PCL NVDR	116,100	85,528
PT Lippo Cikarang Tbk (a)	264,100	130,407
Raimon Land PCL unit	3,207,200	139,907
Sansiri PCL NVDR	6,459,900	345,250
United Development Co. (a)	129,727	727,841
		9,076,647
Thrifts & Mortgage Finance - 0.1%
Housing Development Finance Corp. Ltd.	370,973	7,783,268

TOTAL FINANCIALS		373,932,129

HEALTH CARE - 0.5%
Biotechnology - 0.2%
Medy-Tox, Inc.	17,137	6,795,217
Health Care Equipment & Supplies - 0.0%
Top Glove Corp. Bhd	1,554,900	1,631,484
Health Care Providers & Services - 0.0%
Fleury SA	15,200	179,950
Selcuk Ecza Deposu Tic A/S	122,624	110,706
Thai Nakarin Hospital PCL NVDR	39,000	46,194
		336,850
Pharmaceuticals - 0.3%
Dong Wha Pharm Co. Ltd.	10,710	84,743
Jiangsu Hengrui Medicine Co. Ltd.	569,740	3,696,874
PT Kalbe Farma Tbk	59,569,856	8,060,904
Sun Pharmaceutical Industries Ltd.	291,827	3,379,057
		15,221,578

TOTAL HEALTH CARE		23,985,129

INDUSTRIALS - 1.2%
Air Freight & Logistics - 0.0%
Guangdong Yueyun Transportation Co. Ltd.	118,500	69,045
Airlines - 0.1%
Avianca Holding SA sponsored ADR	115,122	795,493
Cebu Air, Inc.	267,110	678,598
Controladora Vuela Compania de Aviacion S.A.B. de CV ADR (a)	61,178	1,088,357
Copa Holdings SA Class A	30,900	2,361,687
Grupo Aeromexico S.A.B. de CV (a)	94,490	189,868
Thai Airways International PCL NVDR (a)	171,500	156,067
		5,270,070
Building Products - 0.1%
China Liansu Group Holdings Ltd.	7,043,000	4,947,999
Ege Seramik Sanayi ve Ticaret A/S (a)	36,353	47,693
National Central Cooling Co. (a)	400,837	164,783
Sammok S-Form Co. Ltd.	5,561	74,250
Vanachai Group PCL NVDR	692,600	304,132
		5,538,857
Commercial Services & Supplies - 0.1%
Blue Label Telecoms Ltd.	156,775	203,140
KEPCO Plant Service & Engineering Co. Ltd.	43,657	2,519,388
Prosegur Compania de Seguridad SA (Reg.)	527,617	3,537,068
		6,259,596
Construction & Engineering - 0.1%
Gamuda Bhd	2,459,700	2,963,421
Hyundai Industrial Development & Construction Co.	46,430	1,940,911
Kolon Global Corp. (a)	6,220	83,049
Murray & Roberts Holdings Ltd.	128,238	111,386
PT Petrosea Tbk (a)	99,700	4,359
Sunway Construction Group Bhd	654,100	264,837
Syntec Construction PCL NVDR	991,200	112,822
Tekfen Holding A/S	65,314	162,101
Wilson Bayly Holmes-Ovcon Ltd.	10,277	103,979
		5,746,865
Electrical Equipment - 0.1%
China High Speed Transmission Equipment Group Co. Ltd.	263,000	242,064
DONGYANG E&P, Inc.	21,665	254,323
Harbin Electric Machinery Co. Ltd.(H Shares)	330,000	150,163
LS Cable Ltd.	2,093	117,971
TECO Electric & Machinery Co. Ltd.	4,432,000	3,728,125
Walsin Lihwa Corp.	323,000	103,796
		4,596,442
Industrial Conglomerates - 0.3%
Alliance Global Group, Inc.	3,570,000	1,247,556
Beijing Enterprises Holdings Ltd.	557,000	3,195,145
CJ Corp.	13,592	2,326,334
Dogan Sirketler Grubu Holding A/S (a)	527,214	162,222
Hanwha Corp.	25,480	836,813
Hanwha Corp. rights 9/27/16 (a)	6,585	0
Hong Leong Industries Bhd	11,800	27,967
KAP Industrial Holdings Ltd.	539,430	275,182
Mannai Corp.	9,621	220,620
Reunert Ltd.	18,601	76,975
San Miguel Corp.	213,760	387,246
Turk Sise ve Cam Fabrikalari A/S	4,793,309	5,542,990
		14,299,050
Machinery - 0.0%
Hyundai Heavy Industries Co. Ltd. (a)	2,571	316,782
Sinotruk Hong Kong Ltd.	352,000	172,426
		489,208
Marine - 0.0%
Regional Container Lines PCL NVDR	708,500	114,621
Shipping Corp. of India Ltd. (a)	149,368	147,834
		262,455
Trading Companies & Distributors - 0.1%
Barloworld Ltd.	790,612	4,474,148
Transportation Infrastructure - 0.3%
Adani Ports & Special Economic Zone	824,292	3,235,628
DP World Ltd.	102,795	1,901,708
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	179,300	1,780,449
OHL Mexico S.A.B. de CV (a)	889,309	1,256,887
Promotora y Operadora de Infraestructura S.A.B. de CV	80,070	961,692
Shenzhen Expressway Co. (H Shares)	2,516,000	2,659,499
		11,795,863

TOTAL INDUSTRIALS		58,801,599

INFORMATION TECHNOLOGY - 8.1%
Communications Equipment - 0.0%
BYD Electronic International Co. Ltd. (a)	325,500	274,832
Unizyx Holding Corp.	166,000	83,154
		357,986
Electronic Equipment & Components - 1.0%
AAC Technology Holdings, Inc.	611,500	6,972,198
AU Optronics Corp.	995,000	387,921
CalComp Electronics PCL (depositary receipt)	2,246,265	210,890
Coretronic Corp.	87,400	98,439
Delta Electronics, Inc.	2,154,683	11,200,740
Dk Uil Co. Ltd.	8,414	87,084
Elite Material Co. Ltd.	48,000	130,960
Enersis Chile SA sponsored ADR	176,677	957,589
Hollysys Automation Technologies Ltd. (a)	297,092	6,325,089
Hon Hai Precision Industry Co. Ltd. (Foxconn)	2,398,667	6,650,159
Hon Hai Precision Industry Co. Ltd. (Foxconn) GDR (Reg. S)	286,860	1,563,387
Innolux Corp.	4,751,039	1,676,432
INTOPS Co. Ltd.	21,141	367,521
INZI Display Co. Ltd.	77,468	146,474
Kingboard Chemical Holdings Ltd.	556,500	1,449,079
LG Display Co. Ltd.	228,394	6,121,097
LG Innotek Co. Ltd.	14,479	1,070,404
PAX Global Technology Ltd.	3,853,000	2,980,065
Sunny Optical Technology Group Co. Ltd.	213,000	1,138,098
Tripod Technology Corp.	53,000	113,210
V.S. Industry Bhd	379,500	134,917
		49,781,753
Internet Software & Services - 1.6%
58.com, Inc. ADR (a)	39,000	1,774,500
Alibaba Group Holding Ltd. sponsored ADR (a)	138,000	13,412,220
Baidu.com, Inc. sponsored ADR (a)	58,678	10,038,045
NAVER Corp.	1,139	862,454
NetEase, Inc. sponsored ADR	41,721	8,843,600
SINA Corp. (a)	62,300	4,765,950
Tencent Holdings Ltd.	929,500	24,087,884
Weibo Corp. sponsored ADR (a)	56,011	2,675,645
Yandex NV (a)	445,719	9,823,647
		76,283,945
IT Services - 0.7%
Advanced Information Technology PCL NVDR	117,100	89,648
Cielo SA	767,147	7,979,830
CSU Cardsystem SA	20,600	30,621
Datasonic Group Bhd	79,400	28,620
HCL Technologies Ltd.	749,339	8,709,017
Infosys Ltd.	134,399	2,074,707
Infosys Ltd. sponsored ADR	653,830	10,369,744
Luxoft Holding, Inc. (a)	7,183	368,560
MindTree Consulting Ltd.	13,342	112,043
Sonata Software Ltd. (a)	37,789	86,874
TravelSky Technology Ltd. (H Shares)	396,000	861,674
WNS Holdings Ltd. sponsored ADR (a)	51,902	1,522,286
		32,233,624
Semiconductors & Semiconductor Equipment - 2.2%
ChipMOS TECHNOLOGIES (Bermuda) Ltd.	15,719	307,306
e-LITECOM Co. Ltd.	5,224	52,430
eMemory Technology, Inc.	260,000	2,703,128
Forhouse Corp.	193,000	76,614
Greatek Electronics, Inc.	109,000	132,726
Hermes Microvision, Inc.	121,000	5,184,462
KC Tech Co. Ltd.	8,217	117,812
Malaysian Pacific Industries BHD	27,500	52,413
SK Hynix, Inc.	906,113	29,596,146
Taiwan Semiconductor Manufacturing Co. Ltd.	9,934,000	55,149,036
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	426,196	12,248,873
Unisem (M) Bhd	561,700	367,487
Vanguard International Semiconductor Corp.	580,000	1,087,237
		107,075,670
Software - 0.2%
Asseco Poland SA	106,083	1,547,403
CD Projekt RED SA (a)	118,239	1,285,749
Changyou.com Ltd. (A Shares) ADR (a)	8,159	202,180
Geometric Ltd.	30,545	105,171
Logo Yazilim Sanayi Ve Ticar (a)	5,657	85,311
NCSOFT Corp.	9,674	2,340,589
NIIT Technologies Ltd.	31,069	185,520
OnMobile Global Ltd. (a)	134,042	220,209
Sasken Communication Technologies Ltd.	1,373	7,429
Totvs SA	280,083	2,602,035
		8,581,596
Technology Hardware, Storage & Peripherals - 2.4%
Acer, Inc.	620,000	278,347
Advantech Co. Ltd.	657,000	5,371,334
Casetek Holdings	802,000	2,817,271
Catcher Technology Co. Ltd.	418,000	3,002,552
Chicony Electronics Co. Ltd.	2,167,795	5,361,265
Compal Electronics, Inc.	5,642,000	3,341,722
Getac Technology Corp.	295,000	263,949
Inventec Corp.	861,000	638,813
JCY International Bhd	435,600	59,148
Lenovo Group Ltd.	6,697,000	4,514,996
Micro-Star International Co. Ltd.	112,000	269,935
Mobase Co. Ltd.	5,212	39,325
Pegatron Corp.	2,109,000	5,096,257
Samsung Electronics Co. Ltd.	56,565	82,114,163
Sunrex Technology Corp.	205,000	111,087
Wistron Corp.	154,487	113,404
		113,393,568

TOTAL INFORMATION TECHNOLOGY		387,708,142

MATERIALS - 1.7%
Chemicals - 0.5%
Alpek SA de CV	753,106	1,300,651
Bodal Chemicals Ltd. (a)	75,398	121,728
Chambal Fertilizers & Chemicals Ltd. (a)	137,997	139,979
Dongjin Semichem Co. Ltd.	11,563	86,726
GHCL Ltd. (a)	62,886	236,663
Gujarat Alkalies and Chemicals Ltd.	12,912	60,909
Hanwha Chemical Corp.	62,519	1,434,192
Hyosung Corp.	1,793	212,085
Indorama Ventures PCL	209,200	193,396
Jindal Poly Films Ltd. (a)	13,777	86,225
Korea Petro Chemical Industries Co. Ltd.	9,900	1,734,352
Kunsul Chemical Industrial Co. Ltd.	2,980	101,474
LG Chemical Ltd.	32,148	7,792,494
Lotte Chemical Corp.	16,978	4,077,337
Meghmani Organics Ltd.	145,213	88,228
Mexichem S.A.B. de CV	163,839	377,219
NOCIL Ltd. (a)	109,796	104,161
PTT Global Chemical PCL NVDR	1,228,600	2,165,090
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	3,482,000	1,799,901
Soda Sanayii AS	180,804	250,654
Taekwang Industrial Co. Ltd.	168	125,253
Tata Chemicals Ltd. (a)	119,907	995,499
Tikkurila Oyj	121,963	2,603,875
		26,088,091
Construction Materials - 0.2%
Adana Cimento Class A	15,026	31,246
CEMEX S.A.B. de CV sponsored ADR	402,578	3,337,372
China Resources Cement Holdings Ltd.	272,000	106,590
Eternit SA	123,800	63,641
Hanil Cement Co. Ltd.	437	30,466
Siam Cement PCL NVDR unit	206,000	3,154,124
Tipco Asphalt NVDR	2,642,400	1,839,718
		8,563,157
Containers & Packaging - 0.2%
AMVIG Holdings Ltd.	5,416,000	1,905,973
Anadolu Cam Sanayii A/S (a)	292,108	209,393
Bio Pappel S.A.B. de CV (a)	28,412	38,524
Greatview Aseptic Pack Co. Ltd.	9,392,000	4,770,125
Mpact Ltd.	120,835	267,034
Nampak Ltd.	2,393,244	3,084,749
Nilkamal Ltd.	14,200	264,009
Uflex Ltd. (a)	67,040	244,640
		10,784,447
Metals & Mining - 0.6%
Anglo American Platinum Ltd. (a)	13,436	361,270
AngloGold Ashanti Ltd. (a)	21,815	351,886
AngloGold Ashanti Ltd. sponsored ADR (a)	49,300	793,237
Baoshan Iron & Steel Co. Ltd.	2,229,400	1,635,510
Dongkuk Steel Mill Co. Ltd. (a)	18,168	138,057
DRDGOLD Ltd. sponsored ADR	22,606	117,777
First Quantum Minerals Ltd.	361,161	2,737,487
Gold Fields Ltd. sponsored ADR	359,552	1,808,547
Grupo Mexico SA de CV Series B	650,100	1,626,749
Harmony Gold Mining Co. Ltd. (a)	57,722	203,679
Harmony Gold Mining Co. Ltd. sponsored ADR (a)	350,843	1,238,476
Hindalco Industries Ltd. (a)	389,915	926,944
Husteel Co. Ltd.	4,203	52,540
Industrias Penoles SA de CV	4,053	93,882
JSW Steel Ltd. (a)	29,964	784,171
KISCO Corp.	3,180	127,519
Koza Altin Isletmeleri A/S (a)	59,974	280,458
Kumba Iron Ore Ltd. (a)	16,807	153,014
Magnitogorsk Iron & Steel Works OJSC sponsored GDR (Reg. S)	22,587	139,588
National Aluminium Co. Ltd.	294,505	207,070
Padaeng Industry PCL unit	128,300	49,296
Poongsan Corp.	13,828	388,465
POSCO	26,761	5,504,080
Press Metal Bhd	60,500	62,434
Seah Steel Corp.	1,489	87,930
Sibanye Gold Ltd.	206,056	800,854
Sibanye Gold Ltd. ADR	148,063	2,284,612
Srikalahasthi Pipes Ltd. (a)	22,928	104,239
Tata Steel Ltd.	131,856	728,489
Ternium SA sponsored ADR	158,661	3,173,220
Tung Ho Steel Enterprise Corp.	185,000	107,826
		27,069,306
Paper & Forest Products - 0.2%
Asia Paper Manufacturing Co. Ltd. (a)	5,850	116,114
Evergreen Fibreboard Bhd	405,300	77,548
Fibria Celulose SA	23,300	158,811
HeveaBoard Bhd	346,800	89,900
Lee & Man Paper Manufacturing Ltd.	314,000	253,384
Nine Dragons Paper (Holdings) Ltd.	4,593,000	3,688,586
PT Indah Kiat Pulp & Paper Tbk	185,700	14,559
Sappi Ltd. (a)	547,123	2,694,679
Tamil Nadu Newsprint & Papers Ltd. (a)	55,120	263,801
WTK Holdings Bhd	36,800	9,085
		7,366,467

TOTAL MATERIALS		79,871,468

TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.0%
Axtel S.A.B. de CV unit (a)	773,930	208,229
Bharti Infratel Ltd.	1,031,043	5,398,570
China Communications Services Corp. Ltd. (H Shares)	308,000	181,047
China Telecom Corp. Ltd. (H Shares)	18,250,000	9,433,713
China Unicom Ltd.	10,044,000	11,356,534
KT Corp.	159,507	4,505,611
KT Corp. sponsored ADR	108,322	1,682,241
LG Telecom Ltd.	347,849	3,631,382
PT Telkomunikasi Indonesia Tbk:
Series B	19,822,200	6,263,899
sponsored ADR	29,732	1,852,006
Telekom Malaysia Bhd	175,000	295,519
Telkom SA Ltd.	542,730	2,244,455
		47,053,206
Wireless Telecommunication Services - 1.0%
China Mobile Ltd.	2,661,600	32,868,790
Far EasTone Telecommunications Co. Ltd.	895,000	2,083,756
Globe Telecom, Inc.	47,150	1,991,371
Intouch Holdings PCL NVDR	1,002,100	1,628,431
Mobile TeleSystems OJSC	551,000	2,013,812
MTN Group Ltd.	919,684	7,520,979
TIM Participacoes SA	68,500	176,277
		48,283,416

TOTAL TELECOMMUNICATION SERVICES		95,336,622

UTILITIES - 1.5%
Electric Utilities - 0.9%
CESC Ltd. GDR	642,637	6,394,923
EDP Energias do Brasil SA	1,801,497	7,977,644
ENEA SA	90,807	229,088
Enersis SA sponsored ADR	176,677	1,471,719
Equatorial Energia SA	184,900	2,895,576
Korea Electric Power Corp.	168,998	8,770,413
Light SA	798,500	3,756,105
Polska Grupa Energetyczna SA	69,708	205,824
Tata Power Co. Ltd.	185,154	216,974
Tauron Polska Energia SA	428,174	304,559
Tenaga Nasional Bhd	3,014,900	10,971,393
Terna Participacoes SA unit	82,100	589,843
Torrent Power Ltd. (a)	49,445	139,099
		43,923,160
Gas Utilities - 0.0%
Aygaz A/S	506,056	1,901,057
Daesung Energy Co. Ltd.	22,060	124,538
E1 Corp.	2,117	121,221
Indraprastha Gas Ltd. (a)	24,429	292,162
		2,438,978
Independent Power and Renewable Electricity Producers - 0.4%
Aboitiz Power Corp.	5,523,500	5,388,030
Benpres Holdings Corp.	940,100	159,424
China Resources Power Holdings Co. Ltd.	2,492,242	4,304,973
Huaneng Renewables Corp. Ltd. (H Shares)	7,043,000	2,614,722
NTPC Ltd.	766,730	1,822,746
PNOC Energy Development Corp.	42,987,100	5,280,767
		19,570,662
Multi-Utilities - 0.0%
YTL Corp. Bhd	244,900	101,576
Water Utilities - 0.2%
Beijing Enterprises Water Group Ltd.	2,855,000	1,991,035
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	211,200	1,922,200
Companhia de Saneamento de Minas Gerais	10,000	102,192
CT Environmental Group Ltd.	12,596,000	3,880,663
		7,896,090

TOTAL UTILITIES		73,930,466

TOTAL COMMON STOCKS
(Cost $1,423,519,539)		1,502,147,992

Nonconvertible Preferred Stocks - 1.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Petroleo Brasileiro SA - Petrobras sponsored ADR (a)	397,800	3,635,892
FINANCIALS - 0.7%
Banks - 0.7%
Banco Bradesco SA (PN)	1,482,052	13,337,183
Banco do Estado Rio Grande do Sul SA	34,800	116,388
Banco Santander SA (Brasil) ADR	17,670	123,690
Itau Unibanco Holding SA	1,589,800	17,649,675
		31,226,936
MATERIALS - 0.2%
Chemicals - 0.1%
Sociedad Quimica y Minera de Chile SA (PN-B)	271,901	6,911,617
Metals & Mining - 0.1%
Gerdau SA (PN)	170,300	478,857
Metalurgica Gerdau SA (PN)	346,000	397,516
Vale SA:
(PN-A)	275,100	1,232,719
(PN-A) sponsored ADR	379,900	1,690,555
		3,799,647

TOTAL MATERIALS		10,711,264

TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Brasil SA	30,300	456,865
UTILITIES - 0.1%
Electric Utilities - 0.1%
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B) (a)	15,600	137,681
Companhia de Transmissao de Energia Eletrica Paulista (PN)	63,600	1,323,523
Companhia Energetica de Minas Gerais (CEMIG):
(PN)	528,941	1,433,245
(PN) sponsored ADR (non-vtg.)	128,801	343,899
Companhia Energetica do Ceara	3,383	52,371
Companhia Paranaense de Energia-Copel (PN-B)	21,700	221,489
Eletropaulo Metropolitana SA (PN-B) (a)	77,200	294,054
		3,806,262
Gas Utilities - 0.0%
Companhia de Gas de Sao Paulo	6,800	110,554
Independent Power and Renewable Electricity Producers - 0.0%
Companhia Energetica de Sao Paulo Series B	76,800	320,832
Water Utilities - 0.0%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR	209,904	1,899,631

TOTAL UTILITIES		6,137,279

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $45,974,236)		52,168,236

Equity Funds - 66.3%
Diversified Emerging Markets Funds - 66.3%
Aberdeen Emerging Markets Fund Institutional Service Class	23,175,408	310,782,226
Brandes Emerging Markets Value Fund Class A	19,410,283	152,564,821
Causeway Emerging Markets Fund - Investor Class	31,581,503	341,711,864
Fidelity Emerging Markets Fund (b)	17,673,065	427,157,963
Fidelity SAI Emerging Markets Index Fund (b)	1,857,498	21,844,176
GMO Emerging Markets Fund Class IV	6,034,767	173,197,799
Goldman Sachs Emerging Markets Equity Fund Institutional Shares	2,837,325	48,461,517
Invesco Developing Markets Fund Class R5	1,472,135	44,649,865
iShares Core MSCI Emerging Markets ETF	1,404,000	62,351,640
iShares MSCI China ETF	4,369,520	204,318,755
iShares MSCI South Korea Index ETF	2,343,845	132,122,543
Lazard Emerging Markets Equity Portfolio Institutional Class	19,028,601	307,692,474
Matthews Pacific Tiger Fund Investor Class	113	2,945
Morgan Stanley Institutional Fund, Inc. Frontier Emerging Markets Portfolio Class A	2,016,273	35,264,613
Oppenheimer Developing Markets Fund Class I	7,440,157	246,194,811
Oppenheimer Emerging Markets Innovators Fund Class I (a)	300	2,683
Parametric Emerging Markets Fund Investor Class	16,044,463	207,775,795
SPDR S&P China ETF	1,201,240	92,135,108
T. Rowe Price Emerging Markets Stock Fund Class I	9,865,767	332,081,728
Wasatch Frontier Emerging Small Countries Fund	10,208,708	26,950,988

TOTAL DIVERSIFIED EMERGING MARKETS FUNDS		3,167,264,314

Sector Funds - 0.0%
RS Global Natural Resources Fund Class A (a)	74	1,598
TOTAL EQUITY FUNDS
(Cost $3,288,375,270)		3,167,265,912
	Principal Amount

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.26% to 0.31% 9/22/16 to 11/17/16 (c)
(Cost $1,239,621)	1,240,000	1,239,670
	Shares	Value

Money Market Funds - 1.2%
State Street Institutional U.S. Government Money Market Fund Premier Class 0.26%(d)
(Cost $59,069,726)	59,069,726	59,069,726
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $4,818,178,392)		4,781,891,536
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,270,069)
NET ASSETS - 100%		$4,779,621,467

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
547 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	Sept. 2016	24,284,065	$701,318

The face value of futures purchased as a percentage of Net Assets is 0.5%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,165,706.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Emerging Markets Fund	$426,794,645	$--	$81,272,051	$--	$427,157,963
Fidelity SAI Emerging Markets Index Fund	57,900,000	--	50,000,000	--	21,844,176
Total	$484,694,645	$--	$131,272,051	$--	$449,002,139

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$152,476,983	$149,530,843	$2,888,828	$57,312
Consumer Staples	122,145,752	122,039,267	--	106,485
Energy	137,595,594	104,259,975	33,335,619	--
Financials	405,159,065	338,647,002	66,512,063	--
Health Care	23,985,129	23,985,129	--	--
Industrials	58,801,599	58,801,599	--	--
Information Technology	387,708,142	299,887,497	87,820,645	--
Materials	90,582,732	82,086,723	6,860,499	1,635,510
Telecommunication Services	95,793,487	64,132,652	31,660,835	--
Utilities	80,067,745	71,297,332	8,770,413	--
Equity Funds	3,167,265,912	3,167,265,912	--	--
Other Short-Term Investments	1,239,670	--	1,239,670	--
Money Market Funds	59,069,726	59,069,726	--	--
Total Investments in Securities:	$4,781,891,536	$4,541,003,657	$239,088,572	$1,799,307
Derivative Instruments:
Assets
Futures Contracts	$701,318	$701,318	$--	$--
Total Assets	$701,318	$701,318	$--	$--
Total Derivative Instruments:	$701,318	$701,318	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended August 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$44,271,294

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$701,318	$0
Total Equity Risk	701,318	0
Total Value of Derivatives	$701,318	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $4,364,616,665)	$4,332,889,397
Affiliated issuers (cost $453,561,727)	449,002,139
Total Investments (cost $4,818,178,392)		$4,781,891,536
Foreign currency held at value (cost $1,620,208)		1,618,997
Receivable for investments sold		2,319,253
Receivable for fund shares sold		1,031,454
Dividends receivable		1,443,915
Prepaid expenses		16,098
Other receivables		49,452
Total assets		4,788,370,705
Liabilities
Payable for investments purchased	$1,381,642
Payable for fund shares redeemed	3,264,285
Accrued management fee	733,327
Payable for daily variation margin for derivative instruments	292,645
Other affiliated payables	539,306
Other payables and accrued expenses	2,538,033
Total liabilities		8,749,238
Net Assets		$4,779,621,467
Net Assets consist of:
Paid in capital		$5,136,325,121
Undistributed net investment income		14,534,659
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(333,345,197)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(37,893,116)
Net Assets, for 544,651,885 shares outstanding		$4,779,621,467
Net Asset Value, offering price and redemption price per share ($4,779,621,467 ÷ 544,651,885 shares)		$8.78

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2016 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$29,884,108
Interest		56,735
Income before foreign taxes withheld		29,940,843
Less foreign taxes withheld		(3,006,489)
Total income		26,934,354
Expenses
Management fee	$9,698,966
Transfer agent fees	2,459,292
Accounting fees and expenses	774,879
Custodian fees and expenses	283,604
Independent trustees' fees and expenses	28,146
Registration fees	33,488
Audit	35,923
Legal	12,770
Miscellaneous	95,298
Total expenses before reductions	13,422,366
Expense reductions	(5,818,640)	7,603,726
Net investment income (loss)		19,330,628
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(61,151,373)
Affiliated issuers	(192,422)
Foreign currency transactions	(10,116)
Futures contracts	31,341,383
Realized gain distributions from underlying funds:
Unaffiliated issuers	4,863,006
Total net realized gain (loss)		(25,149,522)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $2,317,960)	946,729,092
Assets and liabilities in foreign currencies	139,596
Futures contracts	(5,852,054)
Total change in net unrealized appreciation (depreciation)		941,016,634
Net gain (loss)		915,867,112
Net increase (decrease) in net assets resulting from operations		$935,197,740

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$19,330,628	$52,951,272
Net realized gain (loss)	(25,149,522)	(238,266,807)
Change in net unrealized appreciation (depreciation)	941,016,634	(912,675,496)
Net increase (decrease) in net assets resulting from operations	935,197,740	(1,097,991,031)
Distributions to shareholders from net investment income	–	(57,309,471)
Share transactions
Proceeds from sales of shares	209,799,620	4,490,843,655
Reinvestment of distributions	–	57,251,282
Cost of shares redeemed	(630,467,680)	(689,240,227)
Net increase (decrease) in net assets resulting from share transactions	(420,668,060)	3,858,854,710
Total increase (decrease) in net assets	514,529,680	2,703,554,208
Net Assets
Beginning of period	4,265,091,787	1,561,537,579
End of period	$4,779,621,467	$4,265,091,787
Other Information
Undistributed net investment income end of period	$14,534,659	$–
Distributions in excess of net investment income end of period	$–	$(4,795,969)
Shares
Sold	25,963,530	508,889,561
Issued in reinvestment of distributions	–	7,396,806
Redeemed	(77,826,510)	(84,647,686)
Net increase (decrease)	(51,862,980)	431,638,681

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Emerging Markets Fund

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$7.15	$9.47	$9.16	$9.98	$9.84	$10.06
Income from Investment Operations
Net investment income (loss)B	.03	.10	.14	.12	.12	.16
Net realized and unrealized gain (loss)	1.60	(2.32)	.32	(.81)	.23	(.18)
Total from investment operations	1.63	(2.22)	.46	(.69)	.35	(.02)
Distributions from net investment income	–	(.10)	(.15)	(.13)	(.12)	(.15)
Distributions from net realized gain	–	–	–	–	(.09)	(.05)
Total distributions	–	(.10)	(.15)	(.13)	(.21)	(.20)
Net asset value, end of period	$8.78	$7.15	$9.47	$9.16	$9.98	$9.84
Total ReturnC,D	22.80%	(23.49)%	5.04%	(6.96)%	3.63%	.11%
Ratios to Average Net AssetsE
Expenses before reductions	.58%F	.50%	.46%	.46%	.36%	.28%
Expenses net of fee waivers, if any	.33%F	.25%	.21%	.21%	.11%	.03%
Expenses net of all reductions	.33%F	.24%	.21%	.21%	.10%	.02%
Net investment income (loss)	.84%F	1.25%	1.45%	1.21%	1.27%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$4,779,621	$4,265,092	$1,561,538	$1,480,632	$1,898,102	$1,905,091
Portfolio turnover rateG	28%F	41%	13%	21%	26%H	11%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 F Annualized

 G Amount does not include the portfolio activity of any Underlying Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2016

1. Organization.

Strategic Advisers Emerging Markets Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Underlying Funds and distributions from ETFs, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, foreign currency transactions certain foreign taxes, passive foreign investment companies (PFIC) deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$265,984,101
Gross unrealized depreciation	(311,213,409)
Net unrealized appreciation (depreciation) on securities	$(45,229,308)
Tax cost	$4,827,120,844

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(143,672,166)
Long-term	(151,297,876)
Total capital loss carryforward	$(294,970,042)

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $31,341,383 and a change in net unrealized appreciation (depreciation) of $(5,852,054) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares) other than short-term securities, aggregated $618,733,185 and $754,089,941, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.20% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .42% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Advisers. Acadian Asset Management LLC, FIAM LLC (an affiliate of the investment adviser), M&G Investments Management Limited and Somerset Capital Management LLP each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

In October, 2016 shareholders approved the appointment of FIL Investment Advisors as an additional sub-adviser for the Fund.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. The Fund does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds excluding exchange-traded funds. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .11% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC),an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5,498 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2019. During the period, this waiver reduced the Fund's management fee by $5,769,986.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $48,312 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $342.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principal investment strategies may represent a significant portion of an Underlying Fund’s net assets. At the end of the period, the Fund was the owner of record of approximately 12% of the total outstanding shares of Fidelity Emerging Markets Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2016 to August 31, 2016).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During Period-B March 1, 2016 to August 31, 2016
Actual	.33%	$1,000.00	$1,228.00	$1.85
Hypothetical-C		$1,000.00	$1,023.54	$1.68

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Emerging Markets Fund

On March 3, 2016, the Board of Trustees, including the Independent Trustees (together, the Board), voted at an in-person meeting to approve an amendment to the fee schedule in the existing sub-advisory agreement (the Current Sub-Advisory Agreement) with FIAM LLC (formerly Pyramis Global Advisors LLC) (FIAM) for the fund (the Amended Sub-Advisory Agreement) with respect to the Select Emerging Markets Equity mandate, which has the potential to lower the amount of fees paid by Strategic Advisers, Inc. (Strategic Advisers) to FIAM, on behalf of the fund. The terms of the Amended Sub-Advisory Agreement are identical to those of the Current Sub-Advisory Agreement, except with respect to the date of execution and the fee schedule.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Amended Sub-Advisory Agreement.

In considering whether to approve the Amended Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Amended Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Amended Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board.

Nature, Extent, and Quality of Services Provided.  The Board noted that although FIAM was not previously allocated assets of the fund to manage using FIAM's Select Emerging Markets Equity strategy, the Board is familiar with the nature, extent and quality of services provided by FIAM, including resources devoted to its compliance policies and procedures, through its oversight of FIAM as sub-adviser to other funds overseen by the Board. In addition, the Board considered information received regarding FIAM in connection with the annual renewal of the sub-advisory agreement with FIAM on behalf of the fund at the September 2015 meeting. The Board also considered the backgrounds of the investment personnel that will provide services to the fund, including the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund, and the historical investment performance of FIAM's Select Emerging Markets Equity strategy.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Amended Sub-Advisory Agreement will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  The Board considered that the new fee schedule results in lower fees to be paid by Strategic Advisers to FIAM, on behalf of the fund, compared to the fees that would be paid if the Select Emerging Markets Equity strategy was allocated assets under the existing fee schedule. The Board also considered that the Amended Sub-Advisory Agreement would not result in any changes to the fund's maximum aggregate annual management fee rate, Strategic Advisers' portion of the fund's management fee or Strategic Advisers' contractual management fee waiver for the fund. In addition, the Board noted that the fund's management fee and total net expenses, after allocating assets to FIAM, are expected to continue to rank below the peer group medians considered by the Board in connection with the September 2015 renewal of the fund's management contract. Based on its review, the Board concluded that the fund's management fee structure and total expenses continue to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Amended Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the fund's investment performance or costs of services and profitability to be significant factors in its decision to approve the Amended Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviewed information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2015 Board meeting.

Possible Economies of Scale.  The Board considered that the Amended Sub-Advisory Agreement provides for breakpoints that have the potential to further reduce sub-advisory fees paid to FIAM as assets allocated to FIAM's Select Emerging Markets Equity strategy grow. The Board also considered that it reviewed whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2015 Board meeting.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Amended Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Amended Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Amended Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Emerging Markets Fund

On June 7, 2016, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve a new investment advisory agreement (the New Sub-Advisory Agreement) with FIAM LLC (FIAM) for the fund to add a new investment mandate to the fund, subject to shareholder approval.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the New Sub-Advisory Agreement.

In considering whether to approve the New Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the New Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers, Inc. (Strategic Advisers) or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the New Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the New Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.  The Board noted that it is familiar with the nature, extent and quality of services provided by FIAM from its oversight of FIAM on behalf of other existing investment mandates for the fund pursuant to existing sub-advisory agreements between Strategic Advisers and FIAM (Existing Sub-Advisory Agreement). The Board considered that although the new investment mandate will not utilize the same investment personnel as the existing mandate approved by the Board under the Existing Sub-Advisory Agreement, the same support staff, including compliance personnel, that currently provides services to the fund will also provide services to the fund under the New Sub-Advisory Agreement. The Board considered the backgrounds of the investment personnel that will provide services to the fund under the New Sub-Advisory Agreement, and also took into consideration the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up. The Board also considered the structure of FIAM's portfolio manager compensation program with respect to the investment personnel that will provide services under the New Sub-Advisory Agreement and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board noted that FIAM will utilize a different investment mandate to provide services to the fund under the New Sub-Advisory Agreement than the investment mandate approved under the Current Sub-Advisory Agreement and reviewed the general qualifications and capabilities of the investment staff that will provide services to the fund under the New Sub-Advisory Agreement and its use of technology. The Board noted that the FIAM's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered FIAM's trading capabilities and resources which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by FIAM under the New Sub-Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Investment Performance.  The Board also considered the historical investment performance of FIAM and the portfolio managers in managing accounts under a similar investment mandate.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the New Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  In reviewing the New Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, and the amount and nature of fees to be paid by Strategic Advisers to FIAM under the New Sub-Advisory Agreement. Because Strategic Advisers will not allocate assets to FIAM at this time, the Board considered the hypothetical impact on the fund's management fee rate and total expenses if Strategic Advisers allocates assets to FIAM in the future.

The Board noted that the fund's contractual maximum aggregate annual management fee rate may not exceed 1.20% of the fund's average daily net assets and that the approval of the New Sub-Advisory Agreement will not result in a change to the contractual maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board considered Strategic Advisers' contractual agreement to waive its 0.25% portion of the fund's management fee through September 30, 2018 and its proposal to extend the waiver through September 30, 2019. The Board also considered that after approval of the New Sub-Advisory Agreement, the fund's management fee rate and total net expenses are expected to continue to rank below the median competitive peer group data provided in the June 2016 management contract renewal materials

Based on its review, the Board concluded that the fund's management fee structure will continue to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the New Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the contractual maximum management fees payable by the fund or Strategic Advisers portion of the management fee, the Board did not consider the costs of services and profitability of the relationship with the fund to Strategic Advisers to be significant factors in its decision to approve the New Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to the New Sub-Advisory Agreement, the Board considered management's representation that it does not anticipate that the hiring of FIAM will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers and the fund's sub-advisory agreements. The Board noted that the New Sub-Advisory Agreement provides for breakpoints that have the potential to reduce sub-advisory fees paid to FIAM as assets allocated to FIAM grow.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the New Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered to the fund and that the New Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the New Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Emerging Markets Fund

On June 7, 2016, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve a new investment advisory agreement with FIL Investment Advisors (FIA) for the fund, and through FIA, a sub-subadvisory agreement with FIL Investment Advisors (UK) Limited (FIA (UK)) (each, a "Sub-Advisory Agreement", collectively, the "Sub-Advisory Agreements"), each subject to shareholder approval.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Sub-Advisory Agreements.

In considering whether to approve the Sub-Advisory Agreements, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Sub-Advisory Agreements is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers, Inc. (Strategic Advisers) or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Sub-Advisory Agreements bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Sub-Advisory Agreements was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.  The Board considered the backgrounds of the investment personnel that will provide services to the fund, and also took into consideration the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up. The Board also considered the structure of FIA's portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of FIA's investment staff, its use of technology, and FIA's approach to managing and compensating investment personnel. The Board noted that FIA's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered FIA's trading capabilities and resources which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by FIA under the Sub-Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Investment Performance.  The Board also considered the historical investment performance of FIA and the portfolio managers in managing accounts under a similar investment mandate.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  In reviewing the Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, and the amount and nature of fees to be paid by Strategic Advisers to FIA under the Sub-Advisory Agreement. The Board noted that FIA will compensate FIA (UK) pursuant to the terms of the sub-subadvisory agreement between FIA and FIA (UK) and that the fund and Strategic Advisers are not responsible for any such fees or expenses. Because Strategic Advisers will not allocate assets to FIA at this time, the Board considered the hypothetical impact on the fund's management fee rate and total expenses if Strategic Advisers allocates assets to FIA in the future.

The Board noted that the fund's contractual maximum aggregate annual management fee rate may not exceed 1.20% of the fund's average daily net assets and that the approval of the Sub-Advisory Agreement will not result in a change to the contractual maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board considered Strategic Advisers' contractual agreement to waive its 0.25% portion of the fund's management fee through September 30, 2018 and its proposal to extend the waiver through September 30, 2019. The Board also considered that after approval of the Sub-Advisory Agreement, the fund's management fee rate and total net expenses are expected to continue to rank below the median competitive peer group data provided in the June 2016 management contract renewal materials.

Based on its review, the Board concluded that the fund's management fee structure will continue to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the contractual maximum management fees payable by the fund or Strategic Advisers portion of the management fee, the Board did not consider the costs of services and profitability of the relationship with the fund to Strategic Advisers to be significant factors in its decision to approve the Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to the Sub-Advisory Agreements, the Board considered management's representation that it does not anticipate that the hiring of FIA will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers and the fund's sub-advisory agreements. The Board noted that the Sub-Advisory Agreement provides for breakpoints that have the potential to reduce sub-advisory fees paid to FIA as assets allocated to FIA grow.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered to the fund and that the Sub-Advisory Agreements should be approved because the agreements are in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged by FIA will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Sub-Advisory Agreements does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

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Strategic Advisers® International Multi-Manager Fund Semi-Annual Report August 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5095 (plan accounts) or 1-800-544-3455 (all other accounts) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of August 31, 2016

(excluding cash equivalents)

	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA	2.1	2.2
KDDI Corp.	1.7	1.8
Novartis AG	1.6	1.4
Danone SA	1.4	1.5
Reckitt Benckiser Group PLC	1.4	1.4
Roche Holding AG (participation certificate)	1.3	1.6
Schneider Electric SA	1.3	0.9
British American Tobacco PLC (United Kingdom)	1.2	1.1
Bayer AG	1.0	1.0
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1.0	1.0
	14.0

Top Five Market Sectors as of August 31, 2016

(stocks only)

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.2	18.7
Industrials	14.2	11.8
Consumer Staples	14.0	14.5
Information Technology	11.3	9.8
Health Care	8.3	8.9

Geographic Diversification (% of fund's net assets)

As of August 31, 2016
Japan	18.1%
United Kingdom	14.9%
United States of America*	10.6%
Switzerland	9.9%
France	9.6%
Germany	8.2%
Netherlands	4.0%
Australia	3.5%
Hong Kong	2.4%
Other	18.8%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

As of February 29, 2016
Japan	18.0%
United Kingdom	17.4%
United States of America*	11.5%
Switzerland	10.2%
France	9.9%
Germany	7.5%
Netherlands	3.6%
Australia	3.1%
Hong Kong	1.9%
Other	16.9%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation (% of fund's net assets)

As of August 31, 2016
Common Stocks	90.9%
Preferred Stocks	1.5%
Short-Term Investments and Net Other Assets (Liabilities)	7.6%

As of February 29, 2016
Common Stocks	90.2%
Preferred Stocks	1.3%
Europe Stock Funds	1.4%
Short-Term Investments and Net Other Assets (Liabilities)	7.1%

Asset allocations of funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.9%
	Shares	Value
CONSUMER DISCRETIONARY - 7.5%
Auto Components - 0.8%
Brembo SpA	229	$13,372
Bridgestone Corp.	1,200	41,272
Compagnie Plastic Omnium	710	22,654
Continental AG	385	80,693
DENSO Corp.	600	24,774
GKN PLC	41,311	168,628
Koito Manufacturing Co. Ltd.	1,900	90,441
Valeo SA	1,585	82,017
		523,851
Automobiles - 0.8%
Fuji Heavy Industries Ltd.	2,700	106,941
Honda Motor Co. Ltd.	6,600	203,320
Isuzu Motors Ltd.	2,000	23,013
Renault SA	793	64,847
Suzuki Motor Corp.	1,800	59,655
Tata Motors Ltd. sponsored ADR	362	14,759
Yamaha Motor Co. Ltd.	2,000	40,980
		513,515
Hotels, Restaurants & Leisure - 1.7%
Accor SA	1,185	44,737
Carnival PLC	4,747	228,224
Compass Group PLC	24,684	467,206
Domino's Pizza UK & IRL PLC	3,024	14,248
Dominos Pizza Enterprises Ltd.	274	15,586
InterContinental Hotel Group PLC	739	31,645
Oriental Land Co. Ltd.	500	29,280
Sodexo SA	411	47,610
TUI AG	2,682	37,395
Whitbread PLC	2,710	148,466
Yum! Brands, Inc.	439	39,822
		1,104,219
Household Durables - 0.9%
Berkeley Group Holdings PLC	768	26,947
Casio Computer Co. Ltd.	1,500	21,181
Fujitsu General Ltd.	1,000	20,335
Haseko Corp.	1,100	10,408
Husqvarna AB (B Shares)	1,683	14,558
Nikon Corp.	6,900	101,301
SEB SA	136	18,098
Sony Corp.	3,500	112,550
Steinhoff International Holdings NV (South Africa)	7,559	45,358
Taylor Wimpey PLC	34,496	73,066
Techtronic Industries Co. Ltd.	29,500	119,596
		563,398
Internet & Catalog Retail - 0.1%
Rakuten, Inc.	2,500	31,562
Leisure Products - 0.1%
Sankyo Co. Ltd. (Gunma)	200	6,940
Yamaha Corp.	1,300	42,154
		49,094
Media - 1.0%
Altice NV:
Class A (a)	2,536	42,220
Class B (a)	800	13,301
Axel Springer Verlag AG	789	40,185
Cineworld Group PLC	1,724	12,927
Dentsu, Inc.	700	38,496
Informa PLC	3,865	35,959
Naspers Ltd. Class N	458	74,952
ProSiebenSat.1 Media AG	1,170	50,481
Publicis Groupe SA	1	74
RTL Group SA	153	12,877
Technicolor SA	1,768	11,472
UBM PLC	2,832	25,567
Vivendi SA	3,352	64,924
WPP PLC	10,063	232,334
		655,769
Multiline Retail - 0.1%
Dollarama, Inc.	724	53,497
Specialty Retail - 1.0%
ABC-MART, Inc.	800	50,259
Carphone Warehouse Group PLC	3,630	17,670
Dufry AG (a)	395	46,185
Esprit Holdings Ltd. (a)	96,550	85,379
Grandvision NV	443	12,541
Inditex SA	3,848	136,393
JB Hi-Fi Ltd.	777	17,338
Nitori Holdings Co. Ltd.	800	81,110
USS Co. Ltd.	13,000	207,819
WH Smith PLC	885	17,711
		672,405
Textiles, Apparel & Luxury Goods - 1.0%
adidas AG	682	113,354
Christian Dior SA	242	41,841
Compagnie Financiere Richemont SA Series A	4,057	233,848
Hermes International SCA	80	33,785
LVMH Moet Hennessy - Louis Vuitton SA	820	138,751
Pandora A/S	837	104,125
		665,704

TOTAL CONSUMER DISCRETIONARY		4,833,014

CONSUMER STAPLES - 13.2%
Beverages - 2.1%
Anheuser-Busch InBev SA NV	1,270	157,571
Asahi Group Holdings	3,900	127,632
Coca-Cola Amatil Ltd.	6,413	47,058
Diageo PLC	12,119	335,877
Embotelladoras Arca S.A.B. de CV	4,616	28,761
Heineken NV (Bearer)	2,707	241,864
ITO EN Ltd.	3,100	93,181
Pernod Ricard SA	2,555	293,262
		1,325,206
Food & Staples Retailing - 0.9%
Ahold Delhaize NV	5,312	127,186
Ain Holdings, Inc.	300	17,020
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	695	35,842
Axfood AB	778	13,823
Bidcorp Ltd. (a)	895	16,437
Colruyt NV	385	21,131
Jeronimo Martins SGPS SA	2,067	33,351
Lawson, Inc.	200	14,034
Metro, Inc. Class A (sub. vtg.)	1,369	46,496
PriceSmart, Inc.	595	49,700
Seven & i Holdings Co. Ltd.	1,200	50,511
Spar Group Ltd.	1,400	18,283
Sundrug Co. Ltd.	1,300	94,235
Tsuruha Holdings, Inc.	300	29,401
		567,450
Food Products - 4.0%
Aryzta AG	3,870	154,163
Danone SA	11,515	876,608
Greencore Group PLC	4,321	19,916
Kerry Group PLC Class A	782	66,450
Nestle SA	17,105	1,363,145
Toyo Suisan Kaisha Ltd.	2,900	118,702
		2,598,984
Household Products - 2.0%
Colgate-Palmolive Co.	4,181	310,816
Reckitt Benckiser Group PLC	9,061	875,281
Svenska Cellulosa AB (SCA) (B Shares)	2,936	90,234
		1,276,331
Personal Products - 1.7%
AMOREPACIFIC Corp.	120	41,507
Kao Corp.	8,300	431,345
Kobayashi Pharmaceutical Co. Ltd.	2,600	120,746
Kose Corp.	300	26,908
L'Oreal SA	1,315	248,405
Pola Orbis Holdings, Inc.	300	23,950
Unilever NV (Certificaten Van Aandelen) (Bearer)	3,333	153,355
Unilever PLC	1,694	78,638
		1,124,854
Tobacco - 2.5%
British American Tobacco PLC (United Kingdom)	12,111	751,398
Imperial Tobacco Group PLC	3,004	157,532
Japan Tobacco, Inc.	15,200	588,814
KT&G Corp.	1,294	135,667
		1,633,411

TOTAL CONSUMER STAPLES		8,526,236

ENERGY - 4.3%
Energy Equipment & Services - 0.2%
Amec Foster Wheeler PLC	6,378	45,310
Core Laboratories NV	343	38,341
John Wood Group PLC	2,013	18,411
Technip SA	593	35,038
Tecnicas Reunidas SA	555	19,947
		157,047
Oil, Gas & Consumable Fuels - 4.1%
BP PLC	35,169	197,706
Cairn Energy PLC (a)	24,566	59,905
Canadian Natural Resources Ltd.	2,301	71,465
CNOOC Ltd. (a)	175,000	211,124
Enbridge, Inc.	4,268	168,325
Eni SpA	7,029	106,111
Galp Energia SGPS SA Class B	6,116	88,892
INPEX Corp.	6,500	56,440
Lundin Petroleum AB (a)	3,829	67,405
Oil Search Ltd. ADR	22,957	115,942
Royal Dutch Shell PLC:
Class A (Netherlands)	5,594	137,171
Class A (United Kingdom)	10,978	268,299
Class B (United Kingdom)	13,063	332,544
Statoil ASA	3,359	52,695
Suncor Energy, Inc.	2,239	60,713
Total SA	12,820	612,493
Woodside Petroleum Ltd.	1,630	35,073
		2,642,303

TOTAL ENERGY		2,799,350

FINANCIALS - 19.2%
Banks - 8.9%
ABN AMRO Group NV GDR	5,533	113,715
Australia & New Zealand Banking Group Ltd.	7,920	160,116
Axis Bank Ltd. GDR (Reg. S)	2,065	92,925
Banco Bilbao Vizcaya Argentaria SA	8,088	50,266
Bank of Ireland (a)	153,834	34,662
Bankinter SA	11,605	85,125
Barclays PLC	158,461	358,134
BNP Paribas SA	8,464	430,565
BOC Hong Kong (Holdings) Ltd.	44,000	153,992
CaixaBank SA	44,204	119,200
Chiba Bank Ltd.	7,000	41,473
Credicorp Ltd. (United States)	428	67,059
Danske Bank A/S	2,863	84,020
DNB ASA	19,532	237,448
Dubai Islamic Bank Pakistan Ltd. (a)	19,227	28,581
HDFC Bank Ltd. sponsored ADR	1,730	123,955
HSBC Holdings PLC (United Kingdom)	21,923	162,996
Industrial & Commercial Bank of China Ltd. (H Shares)	212,000	134,849
ING Groep NV (Certificaten Van Aandelen)	19,827	248,142
Intesa Sanpaolo SpA	99,849	237,256
Joyo Bank Ltd.	9,000	35,751
Jyske Bank A/S (Reg.)	838	40,230
Kasikornbank PCL:
NVDR	6,500	37,087
(For. Reg.)	3,400	19,448
KBC Groep NV (a)	5,119	303,029
Lloyds Banking Group PLC	546,116	425,648
Mitsubishi UFJ Financial Group, Inc.	31,100	171,315
Nordea Bank AB	14,099	137,850
North Pacific Bank Ltd.	9,900	33,490
PT Bank Central Asia Tbk	56,900	64,557
PT Bank Negara Indonesia (Persero) Tbk	91,300	40,436
Seven Bank Ltd.	5,400	19,102
Shinsei Bank Ltd.	21,000	33,490
Societe Generale Series A	2,623	95,765
Sumitomo Mitsui Financial Group, Inc.	15,300	535,226
Svenska Handelsbanken AB (A Shares)	13,387	172,527
Swedbank AB (A Shares)	7,579	174,321
Sydbank A/S	1,111	35,202
The Hachijuni Bank Ltd.	7,000	37,008
The Suruga Bank Ltd.	1,000	23,786
The Toronto-Dominion Bank	2,586	115,398
Turkiye Garanti Bankasi A/S	12,769	32,935
United Overseas Bank Ltd.	6,500	85,922
Westpac Banking Corp.	5,287	116,862
		5,750,864
Capital Markets - 2.1%
Azimut Holding SpA	589	9,040
Banca Generali SpA	1,193	23,900
Brookfield Asset Management, Inc.	1,615	54,409
Brookfield Asset Management, Inc. Class A	806	27,197
Credit Suisse Group AG	6,708	87,459
Daiwa Securities Group, Inc.	9,000	52,574
IG Group Holdings PLC	6,547	81,759
Intermediate Capital Group PLC	1,884	14,720
Julius Baer Group Ltd.	3,735	156,677
Jupiter Fund Management PLC	2,191	12,069
Macquarie Group Ltd.	3,368	204,269
Magellan Financial Group Ltd.	1,615	28,669
Man Group PLC	12,232	17,471
Nihon M&A Center, Inc.	200	10,999
Partners Group Holding AG	304	139,397
UBS Group AG	29,401	425,075
		1,345,684
Consumer Finance - 0.2%
AEON Financial Service Co. Ltd.	4,900	90,219
Cembra Money Bank AG	192	13,909
		104,128
Diversified Financial Services - 0.9%
AMP Ltd.	19,483	77,019
BM&F BOVESPA SA	4,000	22,185
Broadcom Ltd.	432	76,213
Cerved Information Solutions SpA	2,666	21,411
Challenger Ltd.	7,837	54,128
Deutsche Borse AG (a)	431	36,826
ORIX Corp.	17,400	250,157
RMB Holdings Ltd.	3,030	12,098
Zenkoku Hosho Co. Ltd.	400	15,715
		565,752
Insurance - 4.5%
Admiral Group PLC	1,130	30,419
AIA Group Ltd.	76,000	480,538
Aon PLC	852	94,870
Aviva PLC	62,697	353,832
AXA SA	4,200	88,399
BB Seguridade Participacoes SA	6,100	55,065
Direct Line Insurance Group PLC	5,833	28,264
Euler Hermes SA	419	34,628
Fairfax Financial Holdings Ltd. (sub. vtg.)	567	320,908
Gjensidige Forsikring ASA	1,908	32,766
Hiscox Ltd.	12,365	169,515
Insurance Australia Group Ltd.	7,191	30,048
Intact Financial Corp.	420	30,483
Jardine Lloyd Thompson Group PLC	3,808	49,130
Manulife Financial Corp.	1,000	13,642
PICC Property & Casualty Co. Ltd. (H Shares)	20,000	33,052
Prudential PLC	13,888	249,831
Sampo Oyj (A Shares)	1,200	51,520
Sanlam Ltd.	4,709	20,012
Sony Financial Holdings, Inc.	5,700	78,284
St. James's Place Capital PLC	2,349	30,291
Swiss Re Ltd.	688	58,059
Tokio Marine Holdings, Inc.	1,100	43,207
Zurich Insurance Group AG	2,236	571,532
		2,948,295
Real Estate Investment Trusts - 0.4%
Derwent London PLC	455	16,323
Mirvac Group unit	18,828	32,828
Nippon Prologis REIT, Inc.	12	28,798
Unibail-Rodamco	208	57,075
Vicinity Centers unit	5,889	14,650
Westfield Corp. unit (a)	13,055	100,273
		249,947
Real Estate Management & Development - 2.2%
BR Malls Participacoes SA	3,200	12,228
Cheung Kong Property Holdings Ltd.	8,420	59,154
China Overseas Land and Investment Ltd.	20,000	66,129
Daito Trust Construction Co. Ltd.	500	73,624
Deutsche Wohnen AG (Bearer)	9,339	351,059
Fabege AB	821	15,230
Hufvudstaden AB Series A	678	11,793
Hysan Development Co. Ltd.	8,000	38,620
LEG Immobilien AG	2,627	256,429
Leopalace21 Corp.	5,800	38,456
Mitsui Fudosan Co. Ltd.	7,000	150,737
Nexity	261	13,686
Sino Land Ltd.	14,000	23,966
TAG Immobilien AG	3,682	52,961
Vonovia SE	6,485	252,347
		1,416,419

TOTAL FINANCIALS		12,381,089

HEALTH CARE - 8.3%
Biotechnology - 0.6%
Actelion Ltd.	569	94,703
CSL Ltd.	601	48,827
Shire PLC	4,173	260,610
		404,140
Health Care Equipment & Supplies - 0.8%
ASAHI INTECC Co. Ltd.	268	11,915
bioMerieux SA	102	15,513
Fisher & Paykel Healthcare Corp.	1,856	13,023
Hoya Corp.	1,200	46,497
Nihon Kohden Corp.	4,800	109,301
Olympus Corp.	2,500	81,791
Straumann Holding AG	50	19,394
Sysmex Corp.	600	38,680
Terumo Corp.	4,800	186,730
		522,844
Health Care Providers & Services - 0.2%
Fresenius SE & Co. KGaA	1,408	102,746
Orpea	183	15,891
		118,637
Health Care Technology - 0.1%
M3, Inc.	1,000	29,914
Life Sciences Tools & Services - 0.2%
Eurofins Scientific SA	43	17,430
Gerresheimer AG	181	15,031
ICON PLC (a)	667	51,219
Lonza Group AG	373	70,690
		154,370
Pharmaceuticals - 6.4%
Aspen Pharmacare Holdings Ltd.	1,087	26,025
Astellas Pharma, Inc.	6,100	93,107
AstraZeneca PLC (United Kingdom)	621	40,086
Bayer AG	6,048	645,630
GlaxoSmithKline PLC	16,095	346,449
Ipsen SA	225	14,614
Novartis AG	12,869	1,013,601
Novo Nordisk A/S Series B	2,821	132,025
Recordati SpA	519	15,700
Roche Holding AG (participation certificate)	3,417	834,091
Rohto Pharmaceutical Co. Ltd.	1,000	15,667
Sanofi SA	4,869	375,723
Santen Pharmaceutical Co. Ltd.	21,900	275,589
Sawai Pharmaceutical Co. Ltd.	200	13,145
Shionogi & Co. Ltd.	4,100	183,037
Teva Pharmaceutical Industries Ltd.	500	25,377
Teva Pharmaceutical Industries Ltd. sponsored ADR	2,152	108,439
		4,158,305

TOTAL HEALTH CARE		5,388,210

INDUSTRIALS - 14.2%
Aerospace & Defense - 0.6%
BAE Systems PLC	11,024	77,901
Cobham PLC	67,593	143,525
Leonardo-Finmeccanica SpA (a)	6,800	77,595
MTU Aero Engines Holdings AG	100	10,168
Rolls-Royce Group PLC	4,958	50,129
Thales SA	639	55,333
		414,651
Air Freight & Logistics - 0.9%
Deutsche Post AG	2,935	92,726
PostNL NV (a)	18,548	81,164
Yamato Holdings Co. Ltd.	16,600	391,716
		565,606
Airlines - 0.3%
Japan Airlines Co. Ltd.	6,800	207,550
Building Products - 1.0%
ASSA ABLOY AB (B Shares)	3,756	75,971
Compagnie de St. Gobain	1,602	70,322
Daikin Industries Ltd.	3,000	278,036
Geberit AG (Reg.)	128	55,830
Kingspan Group PLC (Ireland)	777	21,304
Toto Ltd.	3,600	136,742
		638,205
Commercial Services & Supplies - 1.3%
Babcock International Group PLC	1,649	22,650
Brambles Ltd.	54,425	503,926
Edenred SA	1,881	40,956
Intrum Justitia AB	637	20,113
ISS Holdings A/S	964	39,040
Kaba Holding AG (B Shares) (Reg.)	19	14,913
Park24 Co. Ltd.	700	20,466
Secom Co. Ltd.	2,100	159,370
		821,434
Construction & Engineering - 0.8%
Balfour Beatty PLC (a)	33,792	125,268
Bouygues SA	1,211	38,404
Ferrovial SA	2,113	41,635
SHIMIZU Corp.	4,000	35,684
Taisei Corp.	9,000	67,675
VINCI SA	2,779	211,140
		519,806
Electrical Equipment - 2.2%
ABB Ltd. (Reg.)	3,273	70,998
Fuji Electric Co. Ltd.	3,000	13,686
Legrand SA	6,857	410,808
Nidec Corp.	600	54,059
Schneider Electric SA	12,068	823,296
Vestas Wind Systems A/S	900	74,664
		1,447,511
Industrial Conglomerates - 0.5%
Bidvest Group Ltd.	895	9,253
CK Hutchison Holdings Ltd.	14,076	180,905
Koninklijke Philips Electronics NV	3,536	102,522
		292,680
Machinery - 3.1%
Alfa Laval AB	7,317	113,678
Andritz AG	529	26,993
Atlas Copco AB (A Shares)	1,726	48,953
Daifuku Co. Ltd.	900	15,597
Fanuc Corp.	200	34,080
GEA Group AG	5,657	303,611
Glory Ltd.	1,100	35,244
IMI PLC	10,833	150,362
Interpump Group SpA	1,222	21,605
KION Group AG	272	15,495
Komatsu Ltd.	11,400	249,466
Kone Oyj (B Shares)	2,109	105,979
Kubota Corp.	14,100	206,734
Makita Corp.	1,300	93,355
Minebea Mitsumi, Inc.	3,000	30,445
NGK Insulators Ltd.	2,000	43,377
Nordson Corp.	1,090	107,616
Schindler Holding AG (participation certificate)	1,017	191,395
Spirax-Sarco Engineering PLC	2,473	140,743
Sumitomo Heavy Industries Ltd.	3,000	14,730
Wartsila Corp.	583	23,983
		1,973,441
Professional Services - 1.7%
Capita Group PLC	2,550	34,657
Experian PLC	4,748	94,395
Intertek Group PLC	2,664	122,123
RELX NV	26,101	462,979
RELX PLC	1,500	28,463
SEEK Ltd.	2,794	33,744
SGS SA (Reg.)	79	173,574
Temp Holdings Co., Ltd.	900	14,361
Wolters Kluwer NV	3,005	126,116
		1,090,412
Road & Rail - 0.6%
ComfortDelgro Corp. Ltd.	10,900	22,641
DSV de Sammensluttede Vognmaend A/S	1,200	59,515
East Japan Railway Co.	3,900	334,916
		417,072
Trading Companies & Distributors - 1.0%
Brenntag AG	1,981	107,812
Bunzl PLC	9,952	308,155
Misumi Group, Inc.	5,100	89,021
Mitsubishi Corp.	3,600	74,999
Rexel SA	1,362	21,885
Wolseley PLC	935	53,774
		655,646
Transportation Infrastructure - 0.2%
Aena SA	270	38,173
China Merchants Holdings International Co. Ltd.	30,593	87,154
Kamigumi Co. Ltd.	2,000	17,320
Singapore Airport Terminal Service Ltd.	5,000	17,285
		159,932

TOTAL INDUSTRIALS		9,203,946

INFORMATION TECHNOLOGY - 11.3%
Communications Equipment - 0.2%
Telefonaktiebolaget LM Ericsson (B Shares)	20,316	144,696
Electronic Equipment & Components - 1.7%
Alps Electric Co. Ltd.	2,300	51,862
China High Precision Automation Group Ltd. (a)	15,000	0
Halma PLC	11,053	153,851
Hexagon AB (B Shares)	1,503	61,204
Hirose Electric Co. Ltd.	1,055	135,412
Hitachi Ltd.	61,000	292,427
Keyence Corp.	300	210,303
OMRON Corp.	2,200	74,634
Spectris PLC	2,885	73,344
Yokogawa Electric Corp.	2,600	33,296
		1,086,333
Internet Software & Services - 1.3%
Alibaba Group Holding Ltd. sponsored ADR (a)	1,258	122,265
Baidu.com, Inc. sponsored ADR (a)	1,000	171,070
JUST EAT Ltd. (a)	6,939	49,296
MercadoLibre, Inc.	245	42,140
Moneysupermarket.com Group PLC	2,843	10,767
NAVER Corp.	182	137,811
NetEase, Inc. sponsored ADR	447	94,751
Rightmove PLC	250	13,457
Tencent Holdings Ltd.	5,500	142,532
United Internet AG	683	28,082
Yahoo! Japan Corp.	3,100	12,644
		824,815
IT Services - 2.4%
Amadeus IT Holding SA Class A	10,440	479,728
Atos Origin SA	521	51,368
Capgemini SA	1,231	119,928
CGI Group, Inc. Class A (sub. vtg.) (a)	934	45,461
Cognizant Technology Solutions Corp. Class A (a)	2,813	161,579
Computershare Ltd.	4,635	34,416
Infosys Ltd. sponsored ADR	4,669	74,050
IT Holdings Corp.	600	14,237
Luxoft Holding, Inc. (a)	205	10,519
MasterCard, Inc. Class A	1,250	120,788
Nomura Research Institute Ltd.	7,590	256,753
OBIC Co. Ltd.	2,300	117,818
Otsuka Corp.	300	12,714
SCSK Corp.	2,200	80,907
Wirecard AG	93	4,603
		1,584,869
Semiconductors & Semiconductor Equipment - 3.2%
Analog Devices, Inc.	4,528	283,272
ARM Holdings PLC	7,883	175,562
ASM International NV (Netherlands)	833	31,713
Dialog Semiconductor PLC (a)	646	22,648
Disco Corp.	200	22,578
Infineon Technologies AG	9,005	151,108
Mellanox Technologies Ltd. (a)	1,213	53,178
NVIDIA Corp.	5,670	347,798
NXP Semiconductors NV (a)	977	85,996
SK Hynix, Inc.	1,988	64,934
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	22,007	632,481
Texas Instruments, Inc.	2,476	172,181
Tokyo Electron Ltd.	200	18,379
Xinyi Solar Holdings Ltd.	2,000	822
		2,062,650
Software - 1.7%
Cadence Design Systems, Inc. (a)	7,577	192,759
Check Point Software Technologies Ltd. (a)	693	53,181
Constellation Software, Inc.	42	18,325
Dassault Systemes SA	1,352	113,891
LINE Corp. ADR	352	15,048
Micro Focus International PLC	1,155	30,303
Mobileye NV (a)	1,000	48,890
Oracle Corp. Japan	300	17,455
Sage Group PLC	4,641	44,184
SAP AG	5,319	467,114
Square Enix Holdings Co. Ltd.	1,100	32,214
Trend Micro, Inc.	1,200	42,565
		1,075,929
Technology Hardware, Storage & Peripherals - 0.8%
Logitech International SA (Reg.)	1,404	29,406
Neopost SA	1,306	34,497
Samsung Electronics Co. Ltd.	322	467,440
		531,343

TOTAL INFORMATION TECHNOLOGY		7,310,635

MATERIALS - 5.9%
Chemicals - 4.2%
Akzo Nobel NV	8,572	577,820
BASF AG	684	55,620
Clariant AG (Reg.)	7,583	132,069
Croda International PLC	4,096	178,034
Essentra PLC	888	6,017
Evonik Industries AG	590	19,832
Givaudan SA	131	270,777
HEXPOL AB (B Shares)	1,500	13,676
Incitec Pivot Ltd.	16,313	34,941
Johnson Matthey PLC	1,206	52,863
LG Chemical Ltd.	163	39,510
Linde AG	2,632	449,422
Mitsui Chemicals, Inc.	9,000	43,058
Nippon Paint Holdings Co. Ltd.	2,600	93,104
Nissan Chemical Industries Co. Ltd.	700	21,515
Nitto Denko Corp.	600	40,965
Orica Ltd.	12,335	136,831
Sumitomo Chemical Co. Ltd.	7,000	32,069
Symrise AG	4,765	350,851
Syngenta AG (Switzerland)	326	142,323
Yara International ASA	1,187	42,137
		2,733,434
Construction Materials - 0.4%
CRH PLC	4,524	152,048
James Hardie Industries PLC CDI	3,244	52,881
Lafargeholcim Ltd. (Reg.)	625	33,139
		238,068
Containers & Packaging - 0.1%
Billerud AB	781	13,329
Huhtamaki Oyj	554	24,100
		37,429
Metals & Mining - 1.2%
ArcelorMittal SA (Netherlands) (a)	9,247	54,855
BHP Billiton PLC	9,071	117,913
Boliden AB	1,903	40,302
Glencore Xstrata PLC	13,674	31,252
Iluka Resources Ltd.	11,094	54,862
Randgold Resources Ltd.	657	61,597
Rio Tinto Ltd.	5,824	208,346
Rio Tinto PLC	7,442	224,024
		793,151
Paper & Forest Products - 0.0%
Mondi PLC	1,126	22,904

TOTAL MATERIALS		3,824,986

TELECOMMUNICATION SERVICES - 5.1%
Diversified Telecommunication Services - 1.2%
BT Group PLC	22,297	113,156
Deutsche Telekom AG	8,063	134,502
Hellenic Telecommunications Organization SA	4,556	43,197
Nippon Telegraph & Telephone Corp.	2,900	127,510
Singapore Telecommunications Ltd.	26,200	77,305
Spark New Zealand Ltd.	6,435	17,766
TDC A/S	10,759	59,472
Telecom Italia SpA (a)	55,824	50,671
Telefonica Deutschland Holding AG	7,516	30,886
TeliaSonera AB	6,043	27,297
Telstra Corp. Ltd.	23,219	91,690
Vocus Communications Ltd.	2,139	12,362
		785,814
Wireless Telecommunication Services - 3.9%
Advanced Info Service PCL (For. Reg.)	2,700	12,909
China Mobile Ltd.	33,268	410,835
KDDI Corp.	38,200	1,116,763
SK Telecom Co. Ltd.	1,478	289,033
SoftBank Corp.	2,900	189,180
Vodafone Group PLC	162,171	489,376
		2,508,096

TOTAL TELECOMMUNICATION SERVICES		3,293,910

UTILITIES - 1.9%
Electric Utilities - 0.8%
Enel SpA	25,739	113,636
Iberdrola SA	11,478	75,539
Kansai Electric Power Co., Inc. (a)	4,200	35,994
Power Assets Holdings Ltd.	7,000	66,954
Red Electrica Corporacion SA	1,600	34,454
Scottish & Southern Energy PLC	8,138	160,882
		487,459
Gas Utilities - 0.3%
APA Group unit	12,743	88,492
China Resource Gas Group Ltd.	28,000	93,844
ENN Energy Holdings Ltd.	4,000	22,404
Rubis	179	14,616
		219,356
Multi-Utilities - 0.8%
E.ON AG	9,510	87,458
Engie	22,200	353,863
Suez Environnement SA	1,849	27,977
Veolia Environnement SA	2,043	43,447
		512,745

TOTAL UTILITIES		1,219,560

TOTAL COMMON STOCKS
(Cost $50,892,541)		58,780,936

Nonconvertible Preferred Stocks - 1.5%
CONSUMER DISCRETIONARY - 0.7%
Automobiles - 0.7%
Volkswagen AG	3,279	455,366
CONSUMER STAPLES - 0.8%
Beverages - 0.2%
Ambev SA sponsored ADR	23,013	136,467
Household Products - 0.6%
Henkel AG & Co. KGaA	2,834	371,913

TOTAL CONSUMER STAPLES		508,380

HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Sartorius AG (non-vtg.)	75	5,933
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $901,481)		969,679

U.S. Treasury Obligations - 0.4%
U.S. Treasury Bills, yield at date of purchase 0.25% to 0.33% 9/1/16 to 10/27/16 (b)
(Cost $229,928)	230,000	229,940

Money Market Funds - 6.9%
State Street Institutional U.S. Government Money Market Fund Premier Class 0.26% (c)
(Cost $4,465,733)	4,465,733	4,465,733
TOTAL INVESTMENT PORTFOLIO - 99.7%
(Cost $56,489,683)		64,446,288
NET OTHER ASSETS (LIABILITIES) - 0.3%		201,236
NET ASSETS - 100%		$64,647,524

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
24 CME Nikkei 225 Index Contracts (United States)	Sept. 2016	2,031,000	$68,912
13 ICE E-mini MSCI EAFE Index Contracts (United States)	Sept. 2016	1,096,940	1,815
TOTAL FUTURES CONTRACTS			$70,727

The face value of futures purchased as a percentage of Net Assets is 4.8%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $198,951.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$5,288,380	$3,065,533	$2,222,847	$--
Consumer Staples	9,034,616	4,345,174	4,689,442	--
Energy	2,799,350	881,207	1,918,143	--
Financials	12,381,089	8,814,441	3,566,648	--
Health Care	5,394,143	1,652,821	3,741,322	--
Industrials	9,203,946	6,286,176	2,917,770	--
Information Technology	7,310,635	6,353,817	956,818	--
Materials	3,824,986	2,162,897	1,662,089	--
Telecommunication Services	3,293,910	692,029	2,601,881	--
Utilities	1,219,560	971,220	248,340	--
Other Short-Term Investments	229,940	--	229,940	--
Money Market Funds	4,465,733	4,465,733	--	--
Total Investments in Securities:	$64,446,288	$39,691,048	$24,755,240	$--
Derivative Instruments:
Assets
Futures Contracts	$70,727	$70,727	$--	$--
Total Assets	$70,727	$70,727	$--	$--
Total Derivative Instruments:	$70,727	$70,727	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended August 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$2,328,719
Level 2 to Level 1	$9,125,289

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$70,727	$0
Total Equity Risk	70,727	0
Total Value of Derivatives	$70,727	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

Japan	18.1%
United Kingdom	14.9%
United States of America	10.6%
Switzerland	9.9%
France	9.6%
Germany	8.2%
Netherlands	4.0%
Australia	3.5%
Hong Kong	2.4%
Korea (South)	1.9%
Sweden	1.8%
Canada	1.8%
Spain	1.7%
Cayman Islands	1.3%
Bailiwick of Jersey	1.1%
Italy	1.0%
Taiwan	1.0%
Denmark	1.0%
Others (Individually Less Than 1%)	6.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $56,489,683)		$64,446,288
Foreign currency held at value (cost $3,172)		3,172
Receivable for investments sold		251,778
Receivable for fund shares sold		57,424
Dividends receivable		234,043
Receivable for daily variation margin for derivative instruments		4,795
Prepaid expenses		221
Receivable from investment adviser for expense reductions		4,720
Other receivables		805
Total assets		65,003,246
Liabilities
Payable for investments purchased	$267,207
Accrued management fee	35,374
Distribution and service plan fees payable	21
Audit fee payable	22,901
Custody fee payable	20,719
Other affiliated payables	7,235
Other payables and accrued expenses	2,265
Total liabilities		355,722
Net Assets		$64,647,524
Net Assets consist of:
Paid in capital		$57,942,194
Undistributed net investment income		796,625
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,111,740)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		8,020,445
Net Assets		$64,647,524
International Multi-Manager:
Net Asset Value, offering price and redemption price per share ($61,082,616 ÷ 5,382,726 shares)		$11.35
Class F:
Net Asset Value, offering price and redemption price per share ($3,363,754 ÷ 296,026 shares)		$11.36
Class L:
Net Asset Value, offering price and redemption price per share ($100,930 ÷ 8,904 shares)		$11.34
Class N:
Net Asset Value, offering price and redemption price per share ($100,224 ÷ 8,859 shares)		$11.31

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2016 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$1,246,391
Interest		2,548
Income before foreign taxes withheld		1,248,939
Less foreign taxes withheld		(103,878)
Total income		1,145,061
Expenses
Management fee	$205,808
Transfer agent fees	26,601
Distribution and service plan fees	122
Accounting fees and expenses	16,272
Custodian fees and expenses	62,581
Independent trustees' fees and expenses	396
Registration fees	28,579
Audit	32,583
Legal	176
Miscellaneous	1,802
Total expenses before reductions	374,920
Expense reductions	(33,295)	341,625
Net investment income (loss)		803,436
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,066,553)
Foreign currency transactions	187,806
Futures contracts	(88,767)
Total net realized gain (loss)		(967,514)
Change in net unrealized appreciation (depreciation) on: Investment securities	5,690,079
Assets and liabilities in foreign currencies	3,440
Futures contracts	358,000
Total change in net unrealized appreciation (depreciation)		6,051,519
Net gain (loss)		5,084,005
Net increase (decrease) in net assets resulting from operations		$5,887,441

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$803,436	$874,775
Net realized gain (loss)	(967,514)	(498,431)
Change in net unrealized appreciation (depreciation)	6,051,519	(9,373,298)
Net increase (decrease) in net assets resulting from operations	5,887,441	(8,996,954)
Distributions to shareholders from net investment income	–	(879,986)
Distributions to shareholders from net realized gain	–	(504,100)
Total distributions	–	(1,384,086)
Share transactions - net increase (decrease)	(47,313)	2,859,241
Redemption fees	–	38
Total increase (decrease) in net assets	5,840,128	(7,521,761)
Net Assets
Beginning of period	58,807,396	66,329,157
End of period	$64,647,524	$58,807,396
Other Information
Undistributed net investment income end of period	$796,625	$–
Distributions in excess of net investment income end of period	$–	$(6,811)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers International Multi-Manager Fund

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013 B
Selected Per–Share Data
Net asset value, beginning of period	$10.31	$12.15	$12.80	$11.04	$10.00
Income from Investment Operations
Net investment income (loss)C	.14	.16	.17	.27D	.11
Net realized and unrealized gain (loss)	.90	(1.75)	(.03)	1.89	1.05
Total from investment operations	1.04	(1.59)	.14	2.16	1.16
Distributions from net investment income	–	(.16)E	(.27)	(.17)	(.10)
Distributions from net realized gain	–	(.09)E	(.52)	(.23)	(.02)
Total distributions	–	(.25)	(.79)	(.40)	(.12)
Redemption fees added to paid in capitalC	–	–F	–F	–F	–F
Net asset value, end of period	$11.35	$10.31	$12.15	$12.80	$11.04
Total ReturnG,H	10.09%	(13.34)%	1.25%	19.74%	11.64%
Ratios to Average Net AssetsI
Expenses before reductions	1.20%J	1.10%	1.14%	1.20%	1.29%J
Expenses net of fee waivers, if any	1.09%J	1.10%	1.14%	1.18%	1.18%J
Expenses net of all reductions	1.09%J	1.09%	1.12%	1.17%	1.16%J
Net investment income (loss)	2.55%J	1.34%	1.38%	2.29%D	1.26%J
Supplemental Data
Net assets, end of period (000 omitted)	$61,083	$55,756	$63,653	$68,582	$56,164
Portfolio turnover rateK	49%J	42%	41%	46%	42%J

 A For the year ended February 29.

 B For the period May 2, 2012 (commencement of operations) to February 28, 2013.

 C Calculated based on average shares outstanding during the period.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.50%.

 E The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 J Annualized

 K Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers International Multi-Manager Fund Class F

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013 B
Selected Per–Share Data
Net asset value, beginning of period	$10.32	$12.16	$12.82	$11.05	$10.69
Income from Investment Operations
Net investment income (loss)C	.15	.17	.18	.29D	.01
Net realized and unrealized gain (loss)	.89	(1.75)	(.04)	1.88	.35
Total from investment operations	1.04	(1.58)	.14	2.17	.36
Distributions from net investment income	–	(.17)E	(.29)	(.17)	–
Distributions from net realized gain	–	(.09)E	(.52)	(.23)	–
Total distributions	–	(.26)	(.80)F	(.40)	–
Redemption fees added to paid in capitalC	–	–G	–G	–G	–G
Net asset value, end of period	$11.36	$10.32	$12.16	$12.82	$11.05
Total ReturnH,I	10.08%	(13.26)%	1.30%	19.85%	3.37%
Ratios to Average Net AssetsJ
Expenses before reductions	1.11%K	1.01%	1.05%	1.16%	1.25%K
Expenses net of fee waivers, if any	1.00%K	1.01%	1.05%	1.09%	1.09%K
Expenses net of all reductions	.99%K	1.00%	1.03%	1.08%	1.07%K
Net investment income (loss)	2.65%K	1.43%	1.48%	2.38%D	.44%K
Supplemental Data
Net assets, end of period (000 omitted)	$3,364	$2,868	$2,465	$1,547	$267
Portfolio turnover rateL	49%K	42%	41%	46%	42%K

 A For the year ended February 29.

 B For the period December 18, 2012 (commencement of operations) to February 28, 2013.

 C Calculated based on average shares outstanding during the period.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.59%.

 E The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 F Total distributions of $ .80 per share is comprised of distributions from net investment income of $.286 and distributions from net realized gain of $.517 per share.

 G Amount represents less than $.005 per share.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 K Annualized

 L Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers International Multi-Manager Fund Class L

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014 B
Selected Per–Share Data
Net asset value, beginning of period	$10.30	$12.14	$12.80	$12.62
Income from Investment Operations
Net investment income (loss)C	.14	.16	.17	.11D
Net realized and unrealized gain (loss)	.90	(1.75)	(.04)	.45
Total from investment operations	1.04	(1.59)	.13	.56
Distributions from net investment income	–	(.16)E	(.28)	(.17)
Distributions from net realized gain	–	(.09)E	(.52)	(.21)
Total distributions	–	(.25)	(.79)F	(.38)
Redemption fees added to paid in capitalC	–	–G	–G	–G
Net asset value, end of period	$11.34	$10.30	$12.14	$12.80
Total ReturnH,I	10.10%	(13.35)%	1.21%	4.57%
Ratios to Average Net AssetsJ
Expenses before reductions	1.20%K	1.11%	1.15%	1.33%K
Expenses net of fee waivers, if any	1.09%K	1.10%	1.15%	1.18%K
Expenses net of all reductions	1.09%K	1.09%	1.13%	1.17%K
Net investment income (loss)	2.55%K	1.34%	1.38%	2.88%D,K
Supplemental Data
Net assets, end of period (000 omitted)	$101	$92	$106	$105
Portfolio turnover rateL	49%K	42%	41%	46%K

 A For the year ended February 29.

 B For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

 C Calculated based on average shares outstanding during the period.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.09%.

 E The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 F Total distributions of $ .79 per share is comprised of distributions from net investment income of $.275 and distributions from net realized gain of $.517 per share.

 G Amount represents less than $.005 per share.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 K Annualized

 L Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers International Multi-Manager Fund Class N

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014 B
Selected Per–Share Data
Net asset value, beginning of period	$10.29	$12.13	$12.79	$12.62
Income from Investment Operations
Net investment income (loss)C	.13	.13	.14	.10D
Net realized and unrealized gain (loss)	.89	(1.75)	(.04)	.45
Total from investment operations	1.02	(1.62)	.10	.55
Distributions from net investment income	–	(.13)E	(.24)	(.17)
Distributions from net realized gain	–	(.09)E	(.52)	(.21)
Total distributions	–	(.22)	(.76)	(.38)
Redemption fees added to paid in capitalC	–	–F	–F	–F
Net asset value, end of period	$11.31	$10.29	$12.13	$12.79
Total ReturnG,H	9.91%	(13.55)%	.95%	4.45%
Ratios to Average Net AssetsI
Expenses before reductions	1.45%J	1.35%	1.40%	1.59%J
Expenses net of fee waivers, if any	1.34%J	1.35%	1.40%	1.43%J
Expenses net of all reductions	1.34%J	1.34%	1.38%	1.42%J
Net investment income (loss)	2.30%J	1.09%	1.13%	2.63%D,J
Supplemental Data
Net assets, end of period (000 omitted)	$100	$91	$105	$104
Portfolio turnover rateK	49%J	42%	41%	46%J

 A For the year ended February 29.

 B For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

 C Calculated based on average shares outstanding during the period.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.84%.

 E The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 J Annualized

 K Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2016

1. Organization.

Strategic Advisers International Multi-Manager Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and certain Fidelity brokerage or mutual fund accounts. The Fund offers International Multi-Manager, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2016, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the underlying funds, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$10,900,663
Gross unrealized depreciation	(3,251,917)
Net unrealized appreciation (depreciation) on securities	$7,648,746
Tax cost	$56,797,542

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(999,620)

The Fund elected to defer to its next fiscal year approximately $6,700 of currency losses recognized during the period November 1, 2015 to February 29, 2016.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $(88,767) and a change in net unrealized appreciation (depreciation) of $358,000 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities and U.S. government securities, aggregated $14,147,918 and $88,971,468, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.05% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .66% of the Fund's average net assets.

Sub-Advisers. Causeway Capital Management, LLC, Massachusetts Financial Services Company (MFS), FIAM LLC (an affiliate of the investment adviser) and William Blair Investment Management, LLP each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Arrowstreet Capital, Limited Partnership and Thompson, Siegel & Walmsley LLC have been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

In October, 2016 shareholders approved the appointment of FIL Investment Advisors and Geode Capital Management, LLC as additional sub-advisers for the Fund.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$122	$122

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding exchange-traded funds. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets
International Multi-Manager	$26,507.09
Class L	47.10
Class N	47.10
	$26,601

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $4 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $86 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser has contractually agreed to reimburse International Multi-Manager, Class L and Class N to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2018. In addition, the investment adviser has voluntarily agreed to reimburse Class F to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from these reimbursements. The following classes of the Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
International Multi-Manager	1.18%/1.00%(a)	$31,102
Class F	1.09%/.90%(a),(b)	1,713
Class L	1.18%/1.00%(a)	54
Class N	1.43%/1.25%(a)	54

 (a) Expense limitation effective June 1, 2016.

 (b) Effective October 1, 2016, the expense limitation was changed to 0.91% for Class F.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $372 for the period.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2016	Year ended February 29, 2016
From net investment income
International Multi-Manager	$–	$836,654
Class F	–	40,798
Class L	–	1,378
Class N	–	1,156
Total	$–	$879,986
From net realized gain
International Multi-Manager	$–	$483,052
Class F	–	19,445
Class L	–	803
Class N	–	800
Total	$–	$504,100

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2016	Year ended February 29, 2016	Six months ended August 31, 2016	Year ended February 29, 2016
International Multi-Manager
Shares sold	27,365	137,354	$301,646	$1,616,006
Reinvestment of distributions	–	112,265	–	1,319,706
Shares redeemed	(50,904)	(82,967)	(557,193)	(940,831)
Net increase (decrease)	(23,539)	166,652	$(255,547)	$1,994,881
Class F
Shares sold	66,997	120,262	$738,963	$1,384,025
Reinvestment of distributions	–	5,139	–	60,243
Shares redeemed	(48,836)	(50,276)	(530,729)	(584,045)
Net increase (decrease)	18,161	75,125	$208,234	$860,223
Class L
Reinvestment of distributions	–	186	$–	$2,181
Net increase (decrease)	–	186	$–	$2,181
Class N
Reinvestment of distributions	–	166	$–	$1,956
Net increase (decrease)	–	166	$–	$1,956

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 93% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2016 to August 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During Period-B March 1, 2016 to August 31, 2016
International Multi-Manager	1.09%
Actual		$1,000.00	$1,100.90	$5.77-C
Hypothetical-D		$1,000.00	$1,019.71	$5.55-C
Class F	1.00%
Actual		$1,000.00	$1,100.80	$5.30-E
Hypothetical-D		$1,000.00	$1,020.16	$5.09-E
Class L	1.09%
Actual		$1,000.00	$1,101.00	$5.77-C
Hypothetical-D		$1,000.00	$1,019.71	$5.55-C
Class N	1.34%
Actual		$1,000.00	$1,099.10	$7.09-C
Hypothetical-D		$1,000.00	$1,018.45	$6.82-C

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund’s annualized expense ratio.

 C If fees and changes to the Class' contractual expenses caps effective June 1, 2016 had been in effect during the entire period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in table below:

 D 5% return per year before expenses

 E If fees and changes to the Class' voluntary expenses cap effective June 1, 2016 had been in effect during the entire period, the annualized expense ratio would have been 0.90% and the expenses paid in the actual and hypothetical examples above would have been $4.77 and $4.58, respectively.

	Annualized Expense Ratio	Expenses Paid
International Multi-Manager	1.00%
Actual		5.30
Hypothetical		5.09
Class L	1.00%
Actual		5.30
Hypothetical		5.09
Class N	1.25%
Actual		6.62
Hypothetical		6.36

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers International Multi-Manager Fund

On March 3, 2016, the Board of Trustees, including the Independent Trustees (together, the Board), voted at an in-person meeting to approve an amendment to the fee schedule in the existing sub-advisory agreement (the Current Sub-Advisory Agreement) with FIAM LLC (formerly Pyramis Global Advisors LLC) (FIAM) for the fund (the Amended Sub-Advisory Agreement) with respect to the Select Emerging Markets Equity mandate, which has the potential to lower the amount of fees paid by Strategic Advisers, Inc. (Strategic Advisers) to FIAM, on behalf of the fund. The terms of the Amended Sub-Advisory Agreement are identical to those of the Current Sub-Advisory Agreement, except with respect to the date of execution and the fee schedule.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Amended Sub-Advisory Agreement.

In considering whether to approve the Amended Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Amended Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Amended Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board.

Nature, Extent, and Quality of Services Provided.  The Board noted that although FIAM was not previously allocated assets of the fund to manage using FIAM's Select Emerging Markets Equity strategy, the Board is familiar with the nature, extent and quality of services provided by FIAM, including resources devoted to its compliance policies and procedures, through its oversight of FIAM as a sub-adviser to the fund using other investment mandates and through its oversight of FIAM as sub-adviser to other funds overseen by the Board. In addition, the Board considered information received regarding FIAM in connection with the annual renewal of the sub-advisory agreement with FIAM on behalf of the fund at the September 2015 meeting. The Board also considered the backgrounds of the investment personnel that will provide services to the fund, including the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund, and the historical investment performance of FIAM's Select Emerging Markets Equity strategy.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Amended Sub-Advisory Agreement will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  The Board considered that the new fee schedule will not result in any changes to the fund's total management fee or total fund expenses because Strategic Advisers has not allocated any assets of the fund to FIAM's Select Emerging Markets Equity strategy. The Board considered that to the extent Strategic Advisers allocates assets of the fund to the strategy in the future, the new fee schedule would result in lower fees to be paid by Strategic Advisers to FIAM, on behalf of the fund, compared to the fees that would be paid if the Select Emerging Markets Equity strategy was allocated assets under the existing fee schedule. The Board also considered that the Amended Sub-Advisory Agreement would not result in any changes to the fund's maximum aggregate annual management fee rate, Strategic Advisers' portion of the fund's management fee or Strategic Advisers' expense reimbursement arrangements for each class of the fund. Based on its review, the Board concluded that the fund's management fee structure and total expenses continue to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Amended Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the fund's investment performance or costs of services and profitability to be significant factors in its decision to approve the Amended Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviewed information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2015 Board meeting.

Possible Economies of Scale.  The Board considered that the Amended Sub-Advisory Agreement provides for breakpoints that have the potential to further reduce sub-advisory fees paid to FIAM as assets allocated to FIAM's Select Emerging Markets Equity strategy grow. The Board also considered that it reviewed whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2015 Board meeting.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Amended Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Amended Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Amended Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Investment Advisory Contract and Management Fees

Strategic Advisers International Multi-Manager Fund

On June 7, 2016, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve a new investment advisory agreement (the New Sub-Advisory Agreement) with FIAM LLC (FIAM) for the fund to add a new investment mandate to the fund, subject to shareholder approval.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the New Sub-Advisory Agreement.

In considering whether to approve the New Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the New Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers, Inc. (Strategic Advisers) or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the New Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the New Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.  The Board noted that it is familiar with the nature, extent and quality of services provided by FIAM from its oversight of FIAM on behalf of other existing investment mandates for the fund pursuant to existing sub-advisory agreements between Strategic Advisers and FIAM (Existing Sub-Advisory Agreement). The Board considered that although the new investment mandate will not utilize the same investment personnel as the existing mandate approved by the Board under the Existing Sub-Advisory Agreement, the same support staff, including compliance personnel, that currently provides services to the fund will also provide services to the fund under [Core: each] [the] New Sub-Advisory Agreement. The Board considered the backgrounds of the investment personnel that will provide services to the fund under the New Sub-Advisory Agreement, and also took into consideration the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up. The Board also considered the structure of FIAM's portfolio manager compensation program with respect to the investment personnel that will provide services under the New Sub-Advisory Agreement and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board noted that FIAM will utilize a different investment mandate to provide services to the fund under the New Sub-Advisory Agreement than the investment mandate approved under the Current Sub-Advisory Agreement and reviewed the general qualifications and capabilities of the investment staff that will provide services to the fund under the New Sub-Advisory Agreement and its use of technology. The Board noted that the FIAM's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered FIAM's trading capabilities and resources which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by FIAM under the New Sub-Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Investment Performance.  The Board also considered the historical investment performance of FIAM and the portfolio managers in managing accounts under a similar investment mandate.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the New Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  In reviewing the New Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, and the amount and nature of fees to be paid by Strategic Advisers to FIAM under the New Sub-Advisory Agreement. Because Strategic Advisers will not allocate assets to FIAM at this time, the Board considered the hypothetical impact on the fund's management fee rate and total expenses if Strategic Advisers allocates assets to FIAM in the future.

The Board noted that the fund's contractual maximum aggregate annual management fee rate may not exceed 1.05% of the fund's average daily net assets and that the New Sub-Advisory Agreement will not result in a change to the contractual maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board also considered that Strategic Advisers has contractually agreed to reimburse the retail class, Class L and Class N of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) as a percentage of net assets exceed 1.00%, 1.00% and 1.25, respectively, through April 30, 2018. In addition, the Board noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed International: 0.90% of the class' average net assets and that such arrangement may be terminated by Strategic Advisers at any time. The Board also considered that after approval of the New Sub-Advisory Agreement, the fund's management fee rate and the expense ratio of each class of the fund are expected to maintain the same relationships to the competitive peer group median data provided in the June 2016 management contract renewal materials, after taking into account the lower expense reimbursement arrangements agreed to by Strategic Advisers with respect to the fund, as reflected above.

Based on its review, the Board concluded that the fund's management fee structure will continue to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the New Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the contractual maximum management fees payable by the fund or Strategic Advisers portion of the management fee, the Board did not consider the costs of services and profitability of the relationship with the fund to Strategic Advisers to be significant factors in its decision to approve the New Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to the New Sub-Advisory Agreement, the Board considered management's representation that it does not anticipate that the hiring of FIAM will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers and the fund's sub-advisory agreements. The Board noted that the New Sub-Advisory Agreement provides for breakpoints that have the potential to reduce sub-advisory fees paid to FIAM as assets allocated to FIAM grow.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the New Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered to the fund and that the New Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the New Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Investment Advisory Contract and Management Fees

Strategic Advisers International Multi-Manager Fund

On June 7, 2016, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve a new investment advisory agreement with FIL Investment Advisors (FIA) for the fund, and through FIA, a sub-subadvisory agreement with FIL Investment Advisors (UK) Limited (FIA (UK)) (each, a "Sub-Advisory Agreement", collectively, the "Sub-Advisory Agreements"), each subject to shareholder approval.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Sub-Advisory Agreements.

In considering whether to approve the Sub-Advisory Agreements, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Sub-Advisory Agreements is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers, Inc. (Strategic Advisers) or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Sub-Advisory Agreements bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Sub-Advisory Agreements was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.  The Board considered the backgrounds of the investment personnel that will provide services to the fund, and also took into consideration the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up. The Board also considered the structure of FIA's portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of FIA's investment staff, its use of technology, and FIA's approach to managing and compensating investment personnel. The Board noted that FIA's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered FIA's trading capabilities and resources which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by FIA under the Sub-Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Investment Performance.  The Board also considered the historical investment performance of FIA and the portfolio managers in managing accounts under a similar investment mandate.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  In reviewing the Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, and the amount and nature of fees to be paid by Strategic Advisers to FIA under the Sub-Advisory Agreement. The Board noted that FIA will compensate FIA (UK) pursuant to the terms of the sub-subadvisory agreement between FIA and FIA (UK) and that the fund and Strategic Advisers are not responsible for any such fees or expenses. Because Strategic Advisers will not allocate assets to FIA at this time, the Board considered the hypothetical impact on the fund's management fee rate and total expenses if Strategic Advisers allocates assets to FIA in the future.

The Board noted that the fund's contractual maximum aggregate annual management fee rate may not exceed 1.05% of the fund's average daily net assets and that the Sub-Advisory Agreement will not result in a change to the contractual maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board also considered that Strategic Advisers has contractually agreed to reimburse the retail class, Class L and Class N of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) as a percentage of net assets exceed International: 1.00%, 1.00% and 1.25%, respectively, through April 30, 2018. In addition, the Board noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 0.90% of the class' average net assets and that such arrangement may be terminated by Strategic Advisers at any time. The Board also considered that after approval of the Sub-Advisory Agreement, the fund's management fee rate and the expense ratio of each class of the fund are expected to maintain the same relationships to the competitive peer group median data provided in the June 2016 management contract renewal materials, after taking into account lower expense reimbursement arrangements agreed to by Strategic Advisers with respect to the fund, as reflected above.

Based on its review, the Board concluded that the fund's management fee structure will continue to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the contractual maximum management fees payable by the fund or Strategic Advisers portion of the management fee, the Board did not consider the costs of services and profitability of the relationship with the fund to Strategic Advisers to be significant factors in its decision to approve the Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to the Sub-Advisory Agreements, the Board considered management's representation that it does not anticipate that the hiring of FIA will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers and the fund's sub-advisory agreements. The Board noted that the Sub-Advisory Agreement provides for breakpoints that have the potential to reduce sub-advisory fees paid to FIA as assets allocated to FIA grow.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered to the fund and that the Sub-Advisory Agreements should be approved because the agreements are in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged by FIA will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Sub-Advisory Agreements does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Investment Advisory Contract and Management Fees

Strategic Advisers International Multi-Manager Fund

On June 7, 2016, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve a new investment advisory agreement (the Sub-Advisory Agreement) with Geode Capital Management, LLC (Geode) for the fund, subject to shareholder approval.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Sub-Advisory Agreement.

In considering whether to approve the Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers, Inc. (Strategic Advisers) or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.  The Board considered the backgrounds of the investment personnel that will provide services to the fund, and also took into consideration the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up. The Board also considered the structure of Geode's portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Geode's investment staff, its use of technology, and Geode's approach to managing and compensating investment personnel. The Board noted that Geode's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered Geode's trading capabilities and resources which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by Geode under the Sub-Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Investment Performance.  The Board also considered the historical investment performance of Geode and the portfolio managers in managing accounts under a similar investment mandate.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  In reviewing the Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, and the amount and nature of fees to be paid by Strategic Advisers to Geode under the Sub-Advisory Agreement. Because Strategic Advisers will not allocate assets to Geode at this time, the Board considered the hypothetical impact on the fund's management fee rate and total expenses if Strategic Advisers allocates assets to Geode in the future.

The Board noted that the fund's contractual maximum aggregate annual management fee rate may not exceed 1.05% of the fund's average daily net assets and that the Sub-Advisory Agreement will not result in a change to the contractual maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board also considered that Strategic Advisers has contractually agreed to reimburse the retail class, Class L and Class N of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) as a percentage of net assets exceed 1.00%, 1.00% and 1.25%, respectively, through April 30, 2018. In addition, the Board noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 0.90% of the class' average net assets and that such arrangement may be terminated by Strategic Advisers at any time. The Board also considered that after approval of the Sub-Advisory Agreement, the fund's management fee rate and the expense ratio of each class of the fund are expected to maintain the same relationships to the competitive peer group median data provided in the June 2016 management contract renewal materials, after taking into account lower expense reimbursement arrangements agreed to by Strategic Advisers with respect to the fund, as reflected above.

Based on its review, the Board concluded that the fund's management fee structure continues to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the contractual maximum management fees payable by the fund or Strategic Advisers portion of the management fee, the Board did not consider the costs of services and profitability of the relationship with the fund to Strategic Advisers to be significant factors in its decision to approve the Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to the Sub-Advisory Agreement, the Board considered management's representation that it does not anticipate that the hiring of Geode will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers and the fund's sub-advisory agreements. The Board noted that the Sub-Advisory Agreement provides for breakpoints that have the potential to reduce sub-advisory fees paid to Geode as assets allocated to Geode grow.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered to the fund and that the Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

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Strategic Advisers® Small-Mid Cap Multi-Manager Fund Class F Semi-Annual Report August 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5095 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of August 31, 2016

(excluding cash equivalents)

	% of fund's net assets	% of fund's net assets 6 months ago
E*TRADE Financial Corp.	1.0	0.8
Fidelity SAI Small-Mid Cap 500 Index Fund	1.0	0.0
Fidelity SAI Real Estate Index Fund	1.0	0.0
PVH Corp.	0.9	0.4
ServiceMaster Global Holdings, Inc.	0.8	0.4
Waste Connection, Inc. (United States)	0.8	0.0
Pinnacle Foods, Inc.	0.8	0.7
Level 3 Communications, Inc.	0.8	0.5
CBRE Group, Inc.	0.8	0.4
Centene Corp.	0.8	0.3
	8.7

Top Five Market Sectors as of August 31, 2016

(stocks only)

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.1	17.4
Information Technology	17.1	21.1
Industrials	16.3	13.8
Consumer Discretionary	15.1	15.4
Health Care	12.2	12.4

Asset Allocation (% of fund's net assets)

As of August 31, 2016
Common Stocks	94.0%
Mid-Cap Blend Funds	1.0%
Sector Funds	1.0%
Short-Term Investments and Net Other Assets (Liabilities)	4.0%

As of February 29, 2016
Common Stocks	92.0%
Sector Funds	1.0%
Short-Term Investments and Net Other Assets (Liabilities)	7.0%

Asset allocations of funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.0%
	Shares	Value
CONSUMER DISCRETIONARY - 15.1%
Auto Components - 0.4%
The Goodyear Tire & Rubber Co.	1,706	$50,071
Distributors - 1.0%
Genuine Parts Co.	396	40,717
LKQ Corp. (a)	404	14,580
Pool Corp.	827	83,419
		138,716
Diversified Consumer Services - 1.6%
Grand Canyon Education, Inc. (a)	1,164	48,341
Houghton Mifflin Harcourt Co. (a)	2,277	36,318
LifeLock, Inc. (a)	892	14,843
ServiceMaster Global Holdings, Inc. (a)	3,068	114,467
		213,969
Hotels, Restaurants & Leisure - 2.1%
Brinker International, Inc.	1,194	64,130
Carrols Restaurant Group, Inc. (a)	560	7,538
Dunkin' Brands Group, Inc.	1,163	56,929
El Pollo Loco Holdings, Inc. (a)	258	3,514
Fiesta Restaurant Group, Inc. (a)	833	21,042
Kona Grill, Inc. (a)	406	5,396
MGM Mirage, Inc. (a)	2,665	63,667
Papa John's International, Inc.	518	38,762
U.S. Foods Holding Corp.	405	9,821
Zoe's Kitchen, Inc. (a)	569	15,494
		286,293
Household Durables - 0.8%
Ethan Allen Interiors, Inc.	425	14,221
KB Home	3,190	50,083
Newell Brands, Inc.	980	52,018
		116,322
Internet & Catalog Retail - 0.3%
1-800-FLOWERS.com, Inc. Class A (a)	601	5,553
Expedia, Inc.	72	7,857
Groupon, Inc. Class A (a)	2,984	15,905
Wayfair LLC Class A (a)	319	12,285
		41,600
Leisure Products - 0.9%
Brunswick Corp.	925	42,541
Polaris Industries, Inc.	870	75,377
		117,918
Media - 2.2%
Cinemark Holdings, Inc.	975	37,684
E.W. Scripps Co. Class A (a)	2,079	35,322
Gray Television, Inc. (a)	2,215	24,874
Media General, Inc. (a)	217	3,834
National CineMedia, Inc.	4,513	67,469
News Corp. Class A	1,442	20,275
Nexstar Broadcasting Group, Inc. Class A	389	20,508
Sinclair Broadcast Group, Inc. Class A	1,230	35,030
Tegna, Inc.	2,925	59,261
		304,257
Multiline Retail - 0.6%
B&M European Value Retail S.A.	1,597	5,775
JC Penney Corp., Inc. (a)	5,510	51,959
Nordstrom, Inc.	611	30,831
		88,565
Specialty Retail - 3.0%
Aarons, Inc. Class A	489	11,912
Advance Auto Parts, Inc.	96	15,108
Chico's FAS, Inc.	2,946	37,355
Destination XL Group, Inc. (a)	2,601	12,043
Dick's Sporting Goods, Inc.	520	30,472
DSW, Inc. Class A	1,196	28,644
Five Below, Inc. (a)	606	27,003
Hibbett Sports, Inc. (a)	1,164	44,663
Lithia Motors, Inc. Class A (sub. vtg.)	408	33,770
Monro Muffler Brake, Inc.	318	17,938
Office Depot, Inc.	7,578	27,887
Restoration Hardware Holdings, Inc. (a)	261	8,804
Sally Beauty Holdings, Inc. (a)	2,595	70,636
Staples, Inc.	2,869	24,559
Williams-Sonoma, Inc.	236	12,423
		403,217
Textiles, Apparel & Luxury Goods - 2.2%
Carter's, Inc.	687	65,464
Crocs, Inc. (a)	3,284	28,374
PVH Corp.	1,165	125,540
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,014	24,650
Wolverine World Wide, Inc.	2,329	55,686
		299,714

TOTAL CONSUMER DISCRETIONARY		2,060,642

CONSUMER STAPLES - 2.1%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (a)	42	7,671
Food & Staples Retailing - 0.3%
Performance Food Group Co.	1,214	31,200
Sprouts Farmers Market LLC (a)	601	13,541
		44,741
Food Products - 0.9%
Nomad Foods Ltd. (a)	1,557	18,201
Pinnacle Foods, Inc.	2,110	106,872
		125,073
Household Products - 0.8%
Spectrum Brands Holdings, Inc.	763	102,395

TOTAL CONSUMER STAPLES		279,880

ENERGY - 4.2%
Energy Equipment & Services - 1.9%
Dril-Quip, Inc. (a)	579	32,175
Nabors Industries Ltd.	3,895	38,716
Patterson-UTI Energy, Inc.	2,808	54,728
Precision Drilling Corp.	9,530	39,169
RigNet, Inc. (a)	1,978	24,962
Superior Energy Services, Inc.	3,675	61,850
		251,600
Oil, Gas & Consumable Fuels - 2.3%
Abraxas Petroleum Corp. (a)	10,996	15,394
Canacol Energy Ltd. (a)	3,057	9,697
Cheniere Energy Partners LP Holdings LLC	642	12,962
Cheniere Energy, Inc. (a)	426	18,275
Cimarex Energy Co.	481	63,579
Energen Corp.	1,040	59,800
Navios Maritime Acquisition Corp.	1,852	2,685
Newfield Exploration Co. (a)	415	17,994
Oasis Petroleum, Inc. (a)	1,395	13,225
Targa Resources Corp.	1,795	78,226
Tesoro Corp.	320	24,134
		315,971

TOTAL ENERGY		567,571

FINANCIALS - 20.1%
Banks - 5.0%
Associated Banc-Corp.	1,852	36,744
Banc of California, Inc.	2,430	54,238
Bank of the Ozarks, Inc.	417	16,338
BankUnited, Inc.	1,064	34,208
Columbia Banking Systems, Inc.	70	2,313
Commerce Bancshares, Inc.	478	24,225
First Hawaiian, Inc.	725	19,271
First Horizon National Corp.	2,267	34,866
First Republic Bank	536	41,251
Great Western Bancorp, Inc.	1,004	34,377
Hancock Holding Co.	435	14,194
KeyCorp	2,505	31,463
Pinnacle Financial Partners, Inc.	217	12,302
Regions Financial Corp.	3,425	34,147
Signature Bank (a)	306	37,335
Sterling Bancorp	2,415	43,108
SVB Financial Group (a)	326	36,206
United Community Bank, Inc.	3,355	70,388
Western Alliance Bancorp. (a)	655	25,034
Zions Bancorporation	2,380	72,804
		674,812
Capital Markets - 4.2%
E*TRADE Financial Corp. (a)	5,322	140,400
Eaton Vance Corp. (non-vtg.)	747	29,902
Financial Engines, Inc.	1,374	43,927
Invesco Ltd.	2,630	82,030
Janus Capital Group, Inc.	1,927	28,654
Lazard Ltd. Class A	2,562	94,871
LPL Financial	2,130	63,325
Oaktree Capital Group LLC Class A	655	28,800
Raymond James Financial, Inc.	450	26,177
TD Ameritrade Holding Corp.	234	7,690
WisdomTree Investments, Inc.	2,854	29,967
		575,743
Consumer Finance - 0.5%
Navient Corp.	293	4,213
SLM Corp. (a)	9,247	68,567
		72,780
Diversified Financial Services - 1.7%
Bats Global Markets, Inc.	902	22,099
CF Corp. unit	571	5,853
FactSet Research Systems, Inc.	182	32,401
Leucadia National Corp.	2,622	50,211
Morningstar, Inc.	519	43,113
Voya Financial, Inc.	2,465	72,077
		225,754
Insurance - 2.0%
Assurant, Inc.	308	27,581
Assured Guaranty Ltd.	243	6,748
Crawford & Co. Class B	1,160	13,154
Endurance Specialty Holdings Ltd.	910	59,924
FNF Group	726	27,363
FNFV Group (a)	870	11,214
ProAssurance Corp.	906	49,848
Willis Group Holdings PLC	45	5,580
XL Group Ltd.	2,240	76,675
		278,087
Real Estate Investment Trusts - 5.1%
Alexandria Real Estate Equities, Inc.	550	60,550
CBL & Associates Properties, Inc.	2,495	35,604
Cousins Properties, Inc.	8,345	91,962
DuPont Fabros Technology, Inc.	435	18,444
EastGroup Properties, Inc.	653	47,917
Mid-America Apartment Communities, Inc.	580	54,514
National Retail Properties, Inc.	1,201	60,170
National Storage Affiliates Trust	1,190	24,169
Physicians Realty Trust	3,005	64,337
RLJ Lodging Trust	1,907	44,509
Ryman Hospitality Properties, Inc.	475	25,631
SL Green Realty Corp.	700	82,404
Sunstone Hotel Investors, Inc.	2,694	37,420
Tanger Factory Outlet Centers, Inc.	965	39,218
		686,849
Real Estate Management & Development - 1.3%
CBRE Group, Inc. (a)	3,470	103,718
HFF, Inc.	1,176	31,529
Realogy Holdings Corp.	1,363	36,583
		171,830
Thrifts & Mortgage Finance - 0.3%
Washington Federal, Inc.	1,725	45,713

TOTAL FINANCIALS		2,731,568

HEALTH CARE - 12.2%
Biotechnology - 1.4%
Alnylam Pharmaceuticals, Inc. (a)	248	17,323
Atara Biotherapeutics, Inc. (a)	796	15,554
bluebird bio, Inc. (a)	353	17,417
DBV Technologies SA sponsored ADR (a)	433	14,973
Dyax Corp. rights 12/31/19 (a)	741	1,793
Exact Sciences Corp. (a)	1,092	20,169
Juno Therapeutics, Inc. (a)	520	15,382
Myriad Genetics, Inc. (a)	575	11,707
Natera, Inc. (a)	1,056	10,507
Neurocrine Biosciences, Inc. (a)	376	18,221
OvaScience, Inc. (a)	2,723	16,583
Seres Therapeutics, Inc. (a)	501	5,245
Syndax Pharmaceuticals, Inc.	345	4,892
United Therapeutics Corp. (a)	119	14,551
		184,317
Health Care Equipment & Supplies - 3.3%
Abiomed, Inc. (a)	176	20,757
Align Technology, Inc. (a)	152	14,121
Anika Therapeutics, Inc. (a)	76	3,590
ConforMis, Inc. (a)	1,119	8,974
Cryolife, Inc.	673	10,734
DexCom, Inc. (a)	155	14,119
Endologix, Inc. (a)	2,657	32,309
IDEXX Laboratories, Inc. (a)	704	79,327
Insulet Corp. (a)	331	14,011
Nevro Corp. (a)	148	13,976
Novadaq Technologies, Inc. (a)	839	10,286
Novadaq Technologies, Inc. (a)	1,000	12,260
NxStage Medical, Inc. (a)	885	20,231
Quidel Corp. (a)	725	15,783
Steris PLC	600	42,408
The Cooper Companies, Inc.	226	42,018
The Spectranetics Corp. (a)	1,141	28,080
West Pharmaceutical Services, Inc.	832	68,083
		451,067
Health Care Providers & Services - 4.1%
Adeptus Health, Inc. Class A (a)	580	24,685
Amedisys, Inc. (a)	340	16,364
AmSurg Corp. (a)	1,220	79,202
Brookdale Senior Living, Inc. (a)	2,014	34,661
Capital Senior Living Corp. (a)	1,202	20,662
Centene Corp. (a)	1,512	103,254
Diplomat Pharmacy, Inc. (a)	634	19,838
Five Star Quality Care, Inc. (a)	2,859	6,061
HealthSouth Corp.	1,876	76,372
Henry Schein, Inc. (a)	200	32,758
MEDNAX, Inc. (a)	331	21,770
Patterson Companies, Inc.	587	27,002
Premier, Inc. (a)	1,008	31,903
VCA, Inc. (a)	204	14,445
Wellcare Health Plans, Inc. (a)	488	54,998
		563,975
Health Care Technology - 0.5%
athenahealth, Inc. (a)	128	15,671
Medidata Solutions, Inc. (a)	1,014	54,857
		70,528
Life Sciences Tools & Services - 1.4%
Bio-Rad Laboratories, Inc. Class A (a)	212	31,548
Charles River Laboratories International, Inc. (a)	430	35,780
INC Research Holdings, Inc. Class A (a)	1,104	48,168
PerkinElmer, Inc.	935	49,789
VWR Corp. (a)	860	24,003
		189,288
Pharmaceuticals - 1.5%
Akorn, Inc. (a)	626	16,852
Catalent, Inc. (a)	1,797	45,338
Cempra, Inc. (a)	762	16,718
Flamel Technologies SA sponsored ADR (a)	1,658	22,167
GW Pharmaceuticals PLC ADR (a)	360	29,430
Patheon NV	851	23,819
Revance Therapeutics, Inc. (a)	1,058	14,865
Supernus Pharmaceuticals, Inc. (a)	116	2,480
TherapeuticsMD, Inc. (a)	4,020	27,658
		199,327

TOTAL HEALTH CARE		1,658,502

INDUSTRIALS - 16.3%
Aerospace & Defense - 0.4%
HEICO Corp. Class A	860	48,917
TransDigm Group, Inc. (a)	44	12,548
		61,465
Air Freight & Logistics - 0.5%
Atlas Air Worldwide Holdings, Inc. (a)	710	26,369
Forward Air Corp.	990	45,619
		71,988
Airlines - 0.8%
Air Canada (a)	3,789	25,888
Alaska Air Group, Inc.	965	65,166
Spirit Airlines, Inc. (a)	309	12,357
		103,411
Building Products - 0.4%
Owens Corning	340	18,673
Patrick Industries, Inc. (a)	524	33,552
		52,225
Commercial Services & Supplies - 2.8%
Brady Corp. Class A	1,184	39,652
Casella Waste Systems, Inc. Class A (a)	6,745	61,312
Clean Harbors, Inc. (a)	1,405	67,159
G&K Services, Inc. Class A	272	26,474
Herman Miller, Inc.	882	31,814
Interface, Inc.	265	4,685
Ritchie Brothers Auctioneers, Inc.	769	26,784
Steelcase, Inc. Class A	1,010	15,089
Waste Connection, Inc. (United States)	1,435	109,677
		382,646
Construction & Engineering - 0.9%
AECOM (a)	805	24,818
KBR, Inc.	5,840	85,731
Tutor Perini Corp. (a)	450	10,436
		120,985
Electrical Equipment - 1.2%
Generac Holdings, Inc. (a)	821	30,623
General Cable Corp.	2,695	43,470
Hubbell, Inc. Class B	243	26,319
Regal Beloit Corp.	24	1,472
Sensata Technologies Holding BV (a)	1,536	58,491
		160,375
Industrial Conglomerates - 0.7%
ITT, Inc.	2,670	96,601
Machinery - 4.0%
Allison Transmission Holdings, Inc.	1,591	44,134
CLARCOR, Inc.	116	7,595
Crane Co.	510	32,803
Donaldson Co., Inc.	379	14,231
Douglas Dynamics, Inc.	1,036	33,235
Harsco Corp.	3,565	35,472
Kennametal, Inc.	493	13,784
Lincoln Electric Holdings, Inc.	450	28,602
Proto Labs, Inc. (a)	683	37,374
RBC Bearings, Inc. (a)	533	42,155
Snap-On, Inc.	327	50,126
Tennant Co.	737	47,706
Toro Co.	1,037	100,745
Wabtec Corp.	505	38,688
Woodward, Inc.	344	21,576
		548,226
Marine - 0.2%
Kirby Corp. (a)	513	26,727
Professional Services - 1.7%
Advisory Board Co. (a)	442	18,630
CEB, Inc.	965	58,093
Manpower, Inc.	535	38,231
TransUnion Holding Co., Inc. (a)	1,059	34,936
TriNet Group, Inc. (a)	2,320	48,720
TrueBlue, Inc. (a)	1,369	29,913
		228,523
Road & Rail - 1.7%
Avis Budget Group, Inc. (a)	993	35,877
Heartland Express, Inc.	2,673	50,867
Knight Transportation, Inc.	2,360	66,316
Landstar System, Inc.	595	41,192
Roadrunner Transportation Systems, Inc. (a)	1,117	9,316
Saia, Inc. (a)	519	15,793
Werner Enterprises, Inc.	581	13,409
		232,770
Trading Companies & Distributors - 1.0%
Applied Industrial Technologies, Inc.	671	31,886
CAI International, Inc. (a)	645	5,141
HD Supply Holdings, Inc. (a)	710	25,638
MSC Industrial Direct Co., Inc. Class A	452	33,014
Watsco, Inc.	241	35,634
		131,313

TOTAL INDUSTRIALS		2,217,255

INFORMATION TECHNOLOGY - 17.1%
Communications Equipment - 0.9%
Applied Optoelectronics, Inc. (a)	357	6,015
Ciena Corp. (a)	1,887	40,476
Lumentum Holdings, Inc. (a)	862	30,273
Oclaro, Inc. (a)	235	1,852
ShoreTel, Inc. (a)	2,122	17,018
Viavi Solutions, Inc. (a)	3,926	30,544
		126,178
Electronic Equipment & Components - 2.6%
Belden, Inc.	855	63,774
CDW Corp.	630	28,130
Coherent, Inc. (a)	275	28,925
Fabrinet (a)	185	7,182
Fitbit, Inc. (a)	2,450	37,926
FLIR Systems, Inc.	717	22,105
Keysight Technologies, Inc. (a)	607	18,471
Methode Electronics, Inc. Class A	667	24,446
Orbotech Ltd. (a)	2,160	61,733
ScanSource, Inc. (a)	321	10,981
Trimble Navigation Ltd. (a)	1,814	49,704
Universal Display Corp. (a)	108	6,220
		359,597
Internet Software & Services - 3.9%
2U, Inc. (a)	1,461	51,632
Alphabet, Inc. Class C (a)	47	36,051
Apigee Corp. (a)	1,197	18,326
Autobytel, Inc. (a)	699	11,464
Blucora, Inc. (a)	531	5,496
Brightcove, Inc. (a)	404	5,208
Care.com, Inc. (a)	1,714	17,946
ChannelAdvisor Corp. (a)	2,333	29,046
Cimpress NV (a)	220	21,839
CommerceHub, Inc. Series A, (a)	277	4,097
CoStar Group, Inc. (a)	98	20,311
Facebook, Inc. Class A (a)	69	8,702
Five9, Inc. (a)	580	8,694
GoDaddy, Inc. (a)	309	10,005
GrubHub, Inc. (a)	919	37,284
Instructure, Inc. (a)	254	6,078
j2 Global, Inc.	391	26,654
Match Group, Inc. (a)	989	16,012
Mimecast Ltd. (a)	1,319	21,684
New Relic, Inc. (a)	562	20,625
Q2 Holdings, Inc. (a)	1,139	32,256
Shutterstock, Inc. (a)	425	24,642
SPS Commerce, Inc. (a)	248	16,189
Stamps.com, Inc. (a)	507	49,037
Web.com Group, Inc. (a)	141	2,462
Wix.com Ltd. (a)	273	11,417
Xactly Corp. (a)	628	8,748
XO Group, Inc. (a)	735	13,700
		535,605
IT Services - 2.3%
Broadridge Financial Solutions, Inc.	203	14,068
CoreLogic, Inc. (a)	1,939	79,538
Euronet Worldwide, Inc. (a)	661	51,300
Gartner, Inc. Class A (a)	385	35,035
Leidos Holdings, Inc.	1,305	52,866
Lionbridge Technologies, Inc. (a)	620	3,019
Maximus, Inc.	483	28,410
Sabre Corp.	187	5,264
Square, Inc. (a)	898	10,947
Virtusa Corp. (a)	718	18,833
WNS Holdings Ltd. sponsored ADR (a)	483	14,166
		313,446
Semiconductors & Semiconductor Equipment - 2.5%
Cabot Microelectronics Corp.	497	24,711
Cavium, Inc. (a)	637	35,468
Inphi Corp. (a)	541	23,301
Lam Research Corp.	330	30,796
Linear Technology Corp.	897	52,241
Maxim Integrated Products, Inc.	354	14,415
Microsemi Corp. (a)	1,840	73,526
Qorvo, Inc. (a)	280	16,080
Teradyne, Inc.	1,678	35,339
United Microelectronics Corp. sponsored ADR	12,403	23,070
Veeco Instruments, Inc. (a)	217	4,268
		333,215
Software - 4.7%
8x8, Inc. (a)	1,140	15,128
Adobe Systems, Inc. (a)	24	2,455
Aspen Technology, Inc. (a)	394	17,911
Barracuda Networks, Inc. (a)	1,398	32,434
BroadSoft, Inc. (a)	147	6,719
Cadence Design Systems, Inc. (a)	3,110	79,118
Callidus Software, Inc. (a)	1,529	29,540
CommVault Systems, Inc. (a)	769	39,634
Descartes Systems Group, Inc. (a)	936	19,984
Descartes Systems Group, Inc. (a)	148	3,155
Ebix, Inc.	71	4,047
Electronic Arts, Inc. (a)	246	19,983
Fleetmatics Group PLC (a)	929	55,619
Guidewire Software, Inc. (a)	538	33,103
HubSpot, Inc. (a)	86	4,794
Imperva, Inc. (a)	526	23,675
Monotype Imaging Holdings, Inc.	1,547	32,642
NetSuite, Inc. (a)	339	36,917
Nuance Communications, Inc. (a)	1,035	15,090
Qualys, Inc. (a)	107	3,681
Rapid7, Inc. (a)	253	4,546
RealPage, Inc. (a)	650	16,731
RingCentral, Inc. (a)	1,899	41,683
SS&C Technologies Holdings, Inc.	1,881	61,979
Tyler Technologies, Inc. (a)	199	32,626
Zendesk, Inc. (a)	214	6,536
		639,730
Technology Hardware, Storage & Peripherals - 0.2%
CPI Card Group	1,073	5,923
Stratasys Ltd. (a)	839	17,904
		23,827

TOTAL INFORMATION TECHNOLOGY		2,331,598

MATERIALS - 4.3%
Chemicals - 1.5%
Axalta Coating Systems (a)	621	17,773
CF Industries Holdings, Inc.	481	12,506
Ferro Corp. (a)	2,080	27,747
Ingevity Corp. (a)	665	29,513
Methanex Corp.	1,494	43,394
Minerals Technologies, Inc.	88	6,210
Orion Engineered Carbons SA	642	11,550
Quaker Chemical Corp.	93	9,300
The Chemours Co. LLC	580	7,650
The Mosaic Co.	1,337	40,204
		205,847
Containers & Packaging - 2.2%
Aptargroup, Inc.	962	75,017
Berry Plastics Group, Inc. (a)	1,085	49,248
Crown Holdings, Inc. (a)	1,277	69,252
Silgan Holdings, Inc.	946	45,522
WestRock Co.	1,375	65,863
		304,902
Metals & Mining - 0.6%
Alcoa, Inc.	5,215	52,567
Ferroglobe PLC	644	5,313
TimkenSteel Corp.	1,850	18,223
		76,103

TOTAL MATERIALS		586,852

TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 1.0%
Level 3 Communications, Inc. (a)	2,125	105,464
Vonage Holdings Corp. (a)	5,767	33,506
		138,970
UTILITIES - 1.6%
Electric Utilities - 0.4%
Portland General Electric Co.	1,244	52,385
Independent Power and Renewable Electricity Producers - 0.1%
Calpine Corp. (a)	1,391	17,360
Multi-Utilities - 1.1%
Ameren Corp.	245	12,108
Black Hills Corp.	1,235	72,260
DTE Energy Co.	260	24,154
NorthWestern Energy Corp.	761	44,001
		152,523

TOTAL UTILITIES		222,268

TOTAL COMMON STOCKS
(Cost $11,277,735)		12,795,106

Equity Funds - 2.0%
Mid-Cap Blend Funds - 1.0%
Fidelity SAI Small-Mid Cap 500 Index Fund (b)	13,521	138,861
Sector Funds - 1.0%
Fidelity SAI Real Estate Index Fund (b)	10,937	127,414
TOTAL EQUITY FUNDS
(Cost $264,885)		266,275
	Principal Amount

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.31% 10/27/16 (c)
(Cost $9,995)	$10,000	9,996
	Shares

Money Market Funds - 4.0%
State Street Institutional U.S. Government Money Market Fund Premier Class 0.26% (d)
(Cost $545,969)	545,969	545,969
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $12,098,584)		13,617,346
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(13,589)
NET ASSETS - 100%		$13,603,757

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
1 ICE Russell 2000 Index Contracts (United States)	Sept. 2016	123,880	$5,519

The face value of futures purchased as a percentage of Net Assets is 0.9%

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $9,996.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity SAI Real Estate Index Fund	$--	$129,000	$--	$--	$127,414
Fidelity SAI Small-Mid Cap 500 Index Fund	--	206,000	69,500	--	138,861
Total	$--	$335,000	$69,500	$--	$266,275

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,060,642	$2,060,642	$--	$--
Consumer Staples	279,880	279,880	--	--
Energy	567,571	567,571	--	--
Financials	2,731,568	2,731,568	--	--
Health Care	1,658,502	1,656,709	--	1,793
Industrials	2,217,255	2,217,255	--	--
Information Technology	2,331,598	2,331,598	--	--
Materials	586,852	586,852	--	--
Telecommunication Services	138,970	138,970	--	--
Utilities	222,268	222,268	--	--
Equity Funds	266,275	266,275	--	--
Other Short-Term Investments	9,996	--	9,996	--
Money Market Funds	545,969	545,969	--	--
Total Investments in Securities:	$13,617,346	$13,605,557	$9,996	$1,793
Derivative Instruments:
Assets
Futures Contracts	$5,519	$5,519	$--	$--
Total Assets	$5,519	$5,519	$--	$--
Total Derivative Instruments:	$5,519	$5,519	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$5,519	$0
Total Equity Risk	5,519	0
Total Value of Derivatives	$5,519	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $11,833,699)	$13,351,071
Affiliated issuers (cost $264,885)	266,275
Total Investments (cost $12,098,584)		$13,617,346
Cash		2,116
Receivable for investments sold		183,843
Receivable for fund shares sold		3,602
Dividends receivable		9,800
Prepaid expenses		111
Receivable from investment adviser for expense reductions		6,202
Other receivables		386
Total assets		13,823,406
Liabilities
Payable for investments purchased	$139,399
Payable for fund shares redeemed	36,968
Accrued management fee	8,535
Distribution and service plan fees payable	23
Payable for daily variation margin for derivative instruments	710
Audit fee payable	22,901
Other affiliated payables	1,627
Other payables and accrued expenses	9,486
Total liabilities		219,649
Net Assets		$13,603,757
Net Assets consist of:
Paid in capital		$9,958,067
Accumulated net investment loss		(1,601)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		2,123,010
Net unrealized appreciation (depreciation) on investments		1,524,281
Net Assets		$13,603,757
Small-Mid Cap Multi-Manager:
Net Asset Value, offering price and redemption price per share ($11,768,251 ÷ 1,097,064 shares)		$10.73
Class F:
Net Asset Value, offering price and redemption price per share ($1,607,641 ÷ 149,299 shares)		$10.77
Class L:
Net Asset Value, offering price and redemption price per share ($114,328 ÷ 10,668 shares)		$10.72
Class N:
Net Asset Value, offering price and redemption price per share ($113,537 ÷ 10,636 shares)		$10.67

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2016 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$91,208
Interest		476
Total income		91,684
Expenses
Management fee	$58,499
Transfer agent fees	8,134
Distribution and service plan fees	134
Accounting fees and expenses	2,926
Custodian fees and expenses	27,662
Independent trustees' fees and expenses	120
Registration fees	15,950
Audit	38,772
Legal	2,482
Miscellaneous	1,953
Total expenses before reductions	156,632
Expense reductions	(69,582)	87,050
Net investment income (loss)		4,634
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,427,273
Affiliated issuers	(615)
Foreign currency transactions	(407)
Futures contracts	20,992
Total net realized gain (loss)		2,447,243
Change in net unrealized appreciation (depreciation) on: Investment securities	841,390
Futures contracts	71,946
Total change in net unrealized appreciation (depreciation)		913,336
Net gain (loss)		3,360,579
Net increase (decrease) in net assets resulting from operations		$3,365,213

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,634	$(57,868)
Net realized gain (loss)	2,447,243	1,438,937
Change in net unrealized appreciation (depreciation)	913,336	(6,367,599)
Net increase (decrease) in net assets resulting from operations	3,365,213	(4,986,530)
Distributions to shareholders from net realized gain	–	(2,307,894)
Share transactions - net increase (decrease)	(20,043,426)	3,132,287
Redemption fees	22	218
Total increase (decrease) in net assets	(16,678,191)	(4,161,919)
Net Assets
Beginning of period	30,281,948	34,443,867
End of period	$13,603,757	$30,281,948
Other Information
Accumulated net investment loss end of period	$(1,601)	$(6,235)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Small-Mid Cap Multi-Manager Fund

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013	2012 B
Selected Per–Share Data
Net asset value, beginning of period	$9.10	$11.40	$13.46	$12.25	$11.24	$10.00
Income from Investment Operations
Net investment income (loss)C	–D	(.02)	(.04)	(.03)	.04	–D
Net realized and unrealized gain (loss)	1.63	(1.54)	.70	3.24	1.30	1.25
Total from investment operations	1.63	(1.56)	.66	3.21	1.34	1.25
Distributions from net investment income	–	–	–	–	(.04)E	–
Distributions from net realized gain	–	(.74)	(2.72)	(2.00)	(.30)E	(.01)E
Total distributions	–	(.74)	(2.72)	(2.00)	(.33)F	(.01)
Redemption fees added to paid in capitalC	–D	–D	–D	–D	–D	–
Net asset value, end of period	$10.73	$9.10	$11.40	$13.46	$12.25	$11.24
Total ReturnG,H	17.91%	(14.27)%	5.88%	27.21%	12.26%	12.46%
Ratios to Average Net AssetsI
Expenses before reductions	2.08%J	1.41%	1.34%	1.25%	1.16%	1.58%J
Expenses net of fee waivers, if any	1.16%J	1.16%	1.16%	1.16%	1.16%	1.16%J
Expenses net of all reductions	1.16%J	1.16%	1.16%	1.16%	1.16%	1.16%J
Net investment income (loss)	.05%J	(.18)%	(.29)%	(.19)%	.35%	(.19)%J
Supplemental Data
Net assets, end of period (000 omitted)	$11,768	$28,621	$32,904	$57,019	$44,361	$39,375
Portfolio turnover rateK	120%J	89%	85%	117%	66%	11%L

 A For the year ended February 29.

 B For the period December 20, 2011 (commencement of operations) to February 29, 2012.

 C Calculated based on average shares outstanding during the period.

 D Amount represents less than $.005 per share.

 E The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 F Total distributions of $.33 per share is comprised of distributions from net investment income of $.036 and distributions from net realized gain of $.296 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 J Annualized

 K Amount does not include the portfolio activity of any Underlying Funds.

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013 B
Selected Per–Share Data
Net asset value, beginning of period	$9.13	$11.42	$13.47	$12.25	$11.49
Income from Investment Operations
Net investment income (loss)C	.01	(.01)	(.02)	(.01)	.01
Net realized and unrealized gain (loss)	1.63	(1.54)	.69	3.24	.91
Total from investment operations	1.64	(1.55)	.67	3.23	.92
Distributions from net investment income	–	–	–	–	(.04)D
Distributions from net realized gain	–	(.74)	(2.72)	(2.01)	(.12)D
Total distributions	–	(.74)	(2.72)	(2.01)	(.16)
Redemption fees added to paid in capitalC	–	–	–	–	–
Net asset value, end of period	$10.77	$9.13	$11.42	$13.47	$12.25
Total ReturnE,F	17.96%	(14.16)%	5.95%	27.40%	8.11%
Ratios to Average Net AssetsG
Expenses before reductions	2.05%H	1.31%	1.29%	1.24%	1.11%H
Expenses net of fee waivers, if any	1.06%H	1.06%	1.06%	1.06%	1.06%H
Expenses net of all reductions	1.06%H	1.06%	1.06%	1.05%	1.06%H
Net investment income (loss)	.16%H	(.08)%	(.19)%	(.09)%	.38%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,608	$1,468	$1,314	$763	$186
Portfolio turnover rateI	120%H	89%	85%	117%	66%

 A For the year ended February 29.

 B For the period December 18, 2012 (commencement of sale of shares) to February 28, 2013.

 C Calculated based on average shares outstanding during the period.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 H Annualized

 I Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Small-Mid Cap Multi-Manager Fund Class L

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014 B
Selected Per–Share Data
Net asset value, beginning of period	$9.09	$11.39	$13.45	$14.28
Income from Investment Operations
Net investment income (loss)C	–D	(.02)	(.04)	(.01)
Net realized and unrealized gain (loss)	1.63	(1.54)	.70	.93
Total from investment operations	1.63	(1.56)	.66	.92
Distributions from net realized gain	–	(.74)	(2.72)	(1.75)
Total distributions	–	(.74)	(2.72)	(1.75)
Redemption fees added to paid in capitalC,D	–	–	–	–
Net asset value, end of period	$10.72	$9.09	$11.39	$13.45
Total ReturnE,F	17.93%	(14.29)%	5.89%	6.84%
Ratios to Average Net AssetsG
Expenses before reductions	2.14%H	1.40%	1.37%	1.54%H
Expenses net of fee waivers, if any	1.16%H	1.16%	1.16%	1.16%H
Expenses net of all reductions	1.16%H	1.16%	1.16%	1.16%H
Net investment income (loss)	.06%H	(.18)%	(.29)%	(.17)%H
Supplemental Data
Net assets, end of period (000 omitted)	$114	$97	$113	$107
Portfolio turnover rateI	120%H	89%	85%	117%

 A For the year ended February 29.

 B For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

 C Calculated based on average shares outstanding during the period.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 H Annualized

 I Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Small-Mid Cap Multi-Manager Fund Class N

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014 B
Selected Per–Share Data
Net asset value, beginning of period	$9.07	$11.38	$13.44	$14.28
Income from Investment Operations
Net investment income (loss)C	(.01)	(.05)	(.07)	(.02)
Net realized and unrealized gain (loss)	1.61	(1.52)	.70	.92
Total from investment operations	1.60	(1.57)	.63	.90
Distributions from net realized gain	–	(.74)	(2.69)	(1.74)
Total distributions	–	(.74)	(2.69)	(1.74)
Redemption fees added to paid in capitalC,D	–	–	–	–
Net asset value, end of period	$10.67	$9.07	$11.38	$13.44
Total ReturnE,F	17.64%	(14.42)%	5.62%	6.73%
Ratios to Average Net AssetsG
Expenses before reductions	2.39%H	1.65%	1.62%	1.81%H
Expenses net of fee waivers, if any	1.41%H	1.41%	1.41%	1.41%H
Expenses net of all reductions	1.41%H	1.41%	1.41%	1.41%H
Net investment income (loss)	(.20)%H	(.43)%	(.54)%	(.42)%H
Supplemental Data
Net assets, end of period (000 omitted)	$114	$96	$113	$107
Portfolio turnover rateI	120%H	89%	85%	117%

 A For the year ended February 29.

 B For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

 C Calculated based on average shares outstanding during the period.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 H Annualized

 I Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2016

1. Organization.

Strategic Advisers Small-Mid Cap Multi-Manager Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and certain Fidelity brokerage or mutual fund accounts. The Fund offers Small-Mid Cap Multi-Manager, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Underlying Funds and distributions from ETFs, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, net operating losses and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$1,849,827
Gross unrealized depreciation	(478,632)
Net unrealized appreciation (depreciation) on securities	$1,371,195
Tax cost	$12,246,151

The Fund elected to defer to its next fiscal year approximately $87,144 of capital losses recognized during the period November 1, 2015 to February 29, 2016. The Fund elected to defer to its next fiscal year approximately $5,937 of ordinary losses recognized during the period January 1, 2016 to February 29, 2016.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $20,992 and a change in net unrealized appreciation (depreciation) of $71,946 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $8,804,382 and $27,055,714, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.15% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .78% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Advisers. Arrowpoint Asset Management, LLC, J.P. Morgan Investment Management, Inc., Portolan Capital Management, LLC, Systematic Financial Management, L.P. and The Boston Company Asset Management, LLC each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Advisory Research, Inc., AllianceBernstein, L.P. (AB), FIAM LLC (an affiliate of the investment adviser), Fisher Investments, Invesco Advisers, Inc., Kennedy Capital Management, Inc., Neuberger Berman Investment Advisers LLC (NBIA) and Victory Capital Management, Inc. (formerly RS Investment Management Co. LLC) have been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

In September 2016, the Board of Trustees approved the appointment of LSV Asset Management (LSV) as an additional sub-adviser for the Fund. Subsequent to period end, LSV was allocated a portion of the Fund's assets. In addition, subsequent to period end, Systematic Financial Management, L.P. no longer manages a portion of the Fund's assets.

In October, 2016 shareholders approved the appointment of Geode Capital Management, LLC as an additional sub-adviser for the Fund.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$134	$134

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding exchange-traded funds. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Small-Mid Cap Multi-Manager	$8,028.12
Class L	53.10
Class N	53.10
	$8,134

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser or Sub-adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $7 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $27 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser has voluntarily agreed to waive the Fund's management fee in an amount equal to .01% of the Fund's average net assets. During the period, this waiver reduced the fund's management fee by $752.

The investment adviser has also contractually agreed to reimburse Small-Mid Cap Multi-Manager, Class L and Class N to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2018. In addition, the investment adviser has voluntarily agreed to reimburse Class F to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from these reimbursements. The following classes of the Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Small-Mid Cap Multi-Manager	1.16%/1.15%(a)	$60,154
Class F	1.06%/1.05%(a),(b)	7,592
Class L	1.16%/1.15%(a)	522
Class N	1.41%/1.40%(a)	517

 (a) Expense limitation effective June 1, 2016.

 (b) Effective October 1, 2016, the expense limitation was changed to 1.06% for Class F.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $45 for the period.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2016	Year ended February 29, 2016
From net realized gain
Small-Mid Cap Multi-Manager	$–	$2,192,558
Class F	–	100,434
Class L	–	7,482
Class N	–	7,420
Total	$–	$2,307,894

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2016	Year ended February 29, 2016	Six months ended August 31, 2016	Year ended February 29, 2016
Small-Mid Cap Multi-Manager
Shares sold	27,690	68,234	$279,177	$721,553
Reinvestment of distributions	–	215,320	–	2,192,558
Shares redeemed	(2,074,402)	(26,828)	(20,212,510)	(271,699)
Net increase (decrease)	(2,046,712)	256,726	$(19,933,333)	$2,642,412
Class F
Shares sold	22,139	64,042	$224,714	$679,517
Reinvestment of distributions	–	9,889	–	100,434
Shares redeemed	(33,512)	(28,287)	(334,807)	(304,978)
Net increase (decrease)	(11,373)	45,644	$(110,093)	$474,973
Class L
Reinvestment of distributions	–	735	$–	$7,482
Net increase (decrease)	–	735	$–	$7,482
Class N
Reinvestment of distributions	–	731	$–	$7,420
Net increase (decrease)	–	731	$–	$7,420

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 81% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2016 to August 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During Period-B March 1, 2016 to August 31, 2016
Small-Mid Cap Multi-Manager	1.16%
Actual		$1,000.00	$1,179.10	$6.37
Hypothetical-C		$1,000.00	$1,019.36	$5.90
Class F	1.06%
Actual		$1,000.00	$1,179.60	$5.82
Hypothetical-C		$1,000.00	$1,019.86	$5.40
Class L	1.16%
Actual		$1,000.00	$1,179.30	$6.37
Hypothetical-C		$1,000.00	$1,019.36	$5.90
Class N	1.41%
Actual		$1,000.00	$1,176.40	$7.73
Hypothetical-C		$1,000.00	$1,018.10	$7.17

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Small-Mid Cap Multi-Manager Fund

On March 3, 2016, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve an investment advisory agreement (the Sub-Advisory Agreement) with J.P. Morgan Investment Management Inc. (New Sub-Adviser) for the fund.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Sub-Advisory Agreement.

In considering whether to approve the Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers, Inc. (Strategic Advisers) or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board.

Nature, Extent, and Quality of Services Provided.  The Board noted that it is familiar with the nature, extent and quality of services provided by the New Sub-Adviser from its oversight of the New Sub-Adviser on behalf of other funds overseen by the Board and that although the fund will not utilize the same investment personnel, the same support staff, including compliance personnel, as the other funds overseen by the Board, that currently provides services to other Strategic Advisers funds will also provide services to the fund. The Board considered the backgrounds of the investment personnel that will provide services to the fund, and also took into consideration the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up. The Board also considered the structure of the New Sub-Adviser's portfolio manager compensation program with respect to the investment personnel that will provide services to the fund and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board noted that the New Sub-Adviser will utilize a different investment mandate to manage the fund than it currently uses in managing other Strategic Advisers funds and reviewed the general qualifications and capabilities of the investment staff that will provide services to the fund and its use of technology. The Board noted that the New Sub-Adviser's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered the New Sub-Adviser's trading capabilities and resources which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by the New Sub-Adviser under the Sub-Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Investment Performance.  The Board considered that the investment strategy to be utilized by the New Sub-Adviser is new and that the strategy does not have historical investment performance. The Board reviewed the historical performance information of the portfolio managers in managing a similar strategy and discussed with Strategic Advisers the similarities and differences between the two strategies.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  In reviewing the Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, the amount and nature of fees to be paid by Strategic Advisers to the New Sub-Adviser and the projected change in the fund's total operating expenses, if any, as a result of hiring the New Sub-Adviser.

The Board noted that the fund's maximum aggregate annual management fee rate may not exceed 1.15% of the fund's average daily net assets and that the Sub-Advisory Agreement will not result in a change to the maximum aggregate annual management fee payable by the fund, Strategic Advisers' portion of the management fee or Strategic Advisers' voluntary agreement to waive 0.01% of the management fee for the fund. The Board also considered that Strategic Advisers has contractually agreed to reimburse the retail class, Class L and Class N of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) as a percentage of net assets exceed 1.16%, 1.16% and 1.41%, respectively, through April 30, 2016. In addition, the Board noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 1.06% of the class' average net assets and that such arrangement may be terminated by Strategic Advisers at any time. The Board also considered that there are no expected changes to the fund's total net expenses as a result of approving the Sub-Advisory Agreement and that the expense ratio of each class of the fund is expected to maintain the same relationship to the competitive peer group medians reviewed by the Board in connection with the annual renewal of the fund's advisory contracts at the September 2015 meeting.

Based on its review, the Board concluded that the fund's management fee structure and any projected changes to total expenses (if any) bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund or Strategic Advisers portion of the management fee, the Board did not consider the costs of services and profitability to be significant factors in its decision to approve the Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to the New Sub-Adviser, the Board considered management's representation that it does not anticipate that the hiring of the New Sub-Adviser will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers and the fund's sub-advisory agreements. The Board noted that the Sub-Advisory Agreement provides for breakpoints that have the potential to reduce sub-advisory fees paid to the New Sub-Adviser as assets allocated to the New Sub-Adviser grow.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered to the fund and that the Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Investment Advisory Contract and Management Fees

Strategic Advisers Small-Mid Cap Multi-Manager Fund

On June 7, 2016, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve an investment advisory agreement (the Sub-Advisory Agreement) with Victory Capital Management, Inc. (Victory Capital) for the fund, which would take effect upon the consummation of a transaction pursuant to which Victory Capital will acquire RS Investment Management, Inc. (RS), a sub-adviser to the fund (Transaction).

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Sub-Advisory Agreement.

In considering whether to approve the Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers, Inc. (Strategic Advisers) or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board.

Nature, Extent, and Quality of Services Provided.  The Board considered that the Transaction will not result in any changes to the investment personnel that currently provide services to the fund and that, after the Transaction closes, the same investment advisory personnel will continue to provide services to the fund as employees of Victory Capital. The Board noted that it reviewed information regarding the backgrounds of RS' investment personnel, and also took into consideration the fund's investment objective, strategies and related investment philosophy, in connection with the annual renewal of the current sub-advisory agreement with RS (Current Sub-Advisory Agreement) at its September 2015 Board meeting. The Board also considered RS' and Victory Capital's representation that the Transaction will not result in any changes to the nature, extent and quality of services provided to the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the portfolio manager compensation structure for Victory Capital's investment staff and whether this structure provides appropriate incentives to act in the best interests of the fund, the investment staff's use of technology, and Victory Capital's approach to managing investment personnel, including Victory Capital's investment franchises. The Board noted that Victory Capital and RS have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered Victory Capital's trading capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory services to be provided by Victory Capital under the Sub-Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Investment Performance.  The Board did not consider performance to be a material factor in its decision to approve the Sub-Advisory Agreement because the Sub-Advisory Agreement would not result in any changes to the fund's investment processes or strategies or in the persons primarily responsible for the day-to-day management of the fund. The Board noted that it reviewed the historical investment performance of RS, on behalf of the fund, in connection with the renewal of the Current Sub-Advisory Agreement at its September 2015 meeting.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  The Board considered that the Sub-Advisory Agreement would not result in any changes to the amount and nature of fees that are currently paid by Strategic Advisers to RS under the Current Sub-Advisory Agreement and that will be paid to Victory Capital under the Sub-Advisory Agreement, pursuant to the identical fee schedule. The Board also considered that the Sub-Advisory Agreement will not have any impact on Strategic Advisers' portion of the fund's management fee, the fund's maximum aggregate annual management fee rate, Strategic Advisers' expense reimbursement arrangements for each class of the fund, or total fund expenses.

Based on its review, the Board concluded that the fund's management fee structure and total expenses continue to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund or Strategic Advisers portion of the management fee, the Board did not consider the costs of services and the profitability of the relationship with the fund to Strategic Advisers to be significant factors in its decision to approve the Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to Victory Capital, the Board considered management's representation that it does not anticipate that the hiring of Victory Capital will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers and the fund's sub-advisory agreements. The Board noted that the Sub-Advisory Agreement will continue to provide for identical breakpoints that have the potential to reduce sub-advisory fees paid to Victory Capital as assets allocated to Victory Capital grow.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Investment Advisory Contract and Management Fees

Strategic Advisers Small-Mid Cap Multi-Manager Fund

On June 7, 2016, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve a new investment advisory agreement (the Sub-Advisory Agreement) with Geode Capital Management, LLC (Geode) for the fund, subject to shareholder approval.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Sub-Advisory Agreement.

In considering whether to approve the Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers, Inc. (Strategic Advisers) or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.  The Board considered the backgrounds of the investment personnel that will provide services to the fund, and also took into consideration the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up. The Board also considered the structure of Geode's portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Geode's investment staff, its use of technology, and Geode's approach to managing and compensating investment personnel. The Board noted that Geode's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered Geode's trading capabilities and resources which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by Geode under the Sub-Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Investment Performance.  The Board also considered the historical investment performance of Geode and the portfolio managers in managing accounts under a similar investment mandate.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  In reviewing the Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, and the amount and nature of fees to be paid by Strategic Advisers to Geode under the Sub-Advisory Agreement. Because Strategic Advisers will not allocate assets to Geode at this time, the Board considered the hypothetical impact on the fund's management fee rate and total expenses if Strategic Advisers allocates assets to Geode in the future.

The Board noted that the fund's contractual maximum aggregate annual management fee rate may not exceed 1.15% of the fund's average daily net assets and that the Sub-Advisory Agreement will not result in a change to the contractual maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board also considered that Strategic Advisers has contractually agreed to reimburse the retail class, Class L and Class N of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) as a percentage of net assets exceed 1.15%, 1.15% and 1.40%, respectively, through April 30, 2018. In addition, the Board noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 1.05% of the class' average net assets and that such arrangement may be terminated by Strategic Advisers at any time. The Board also considered that after approval of the Sub-Advisory Agreement, the fund's management fee rate and the expense ratio of each class of the fund are expected to maintain the same relationships to the competitive peer group median data provided in the June 2016 management contract renewal materials, after taking into account lower expense reimbursement arrangements agreed to by Strategic Advisers with respect to the fund, as reflected above.

Based on its review, the Board concluded that the fund's management fee structure continues to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the contractual maximum management fees payable by the fund or Strategic Advisers portion of the management fee, the Board did not consider the costs of services and profitability of the relationship with the fund to Strategic Advisers to be significant factors in its decision to approve the Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to the Sub-Advisory Agreement, the Board considered management's representation that it does not anticipate that the hiring of Geode will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers and the fund's sub-advisory agreements. The Board noted that the Sub-Advisory Agreement provides for breakpoints that have the potential to reduce sub-advisory fees paid to Geode as assets allocated to Geode grow.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered to the fund and that the Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

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Strategic Advisers® Income Opportunities Fund of Funds Class F Semi-Annual Report August 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5095 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Holdings as of August 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
T. Rowe Price High Yield Fund I Class	24.3	24.4
Hotchkis & Wiley High Yield Fund Class I	20.1	19.8
MainStay High Yield Corporate Bond Fund Class I	20.0	19.9
BlackRock High Yield Bond Fund Institutional Class	19.5	19.9
Fidelity Capital & Income Fund	16.2	16.3
	100.1

Asset Allocation (% of fund's net assets)

As of August 31, 2016
High Yield Fixed-Income Funds	100.1%
Short-Term Investments and Net Other Assets (Liabilities)*	(0.1)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

As of February 29, 2016
High Yield Fixed-Income Funds	100.3%
Short-Term Investments and Net Other Assets (Liabilities)*	(0.3)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Asset allocations of funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Fixed-Income Funds - 100.1%
	Shares	Value
High Yield Fixed-Income Funds - 100.1%
BlackRock High Yield Bond Fund Institutional Class	187,249	$1,423,095
Fidelity Capital & Income Fund (a)	122,257	1,181,003
Hotchkis & Wiley High Yield Fund Class I	122,866	1,465,794
MainStay High Yield Corporate Bond Fund Class I	254,465	1,458,082
T. Rowe Price High Yield Fund I Class	268,192	1,775,430

TOTAL HIGH YIELD FIXED-INCOME FUNDS		7,303,404

TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $7,248,988)		7,303,404
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(7,845)
NET ASSETS - 100%		$7,295,559

Legend

 (a) Affiliated Fund

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Capital & Income Fund	$1,053,814	$23,397	$--	$23,397	$1,181,003
Total	$1,053,814	$23,397	$--	$23,397	$1,181,003

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $6,060,359)	$6,122,401
Affiliated issuers (cost $1,188,629)	1,181,003
Total Investments (cost $7,248,988)		$7,303,404
Receivable for fund shares sold		25,709
Dividends receivable		17,018
Prepaid expenses		25
Receivable from investment adviser for expense reductions		4,956
Other receivables		67
Total assets		7,351,179
Liabilities
Payable for investments purchased	$26,019
Payable for fund shares redeemed	14,804
Distribution and service plan fees payable	23
Other affiliated payables	73
Other payables and accrued expenses	14,701
Total liabilities		55,620
Net Assets		$7,295,559
Net Assets consist of:
Paid in capital		$7,865,585
Distributions in excess of net investment income		(675)
Accumulated undistributed net realized gain (loss) on investments		(623,767)
Net unrealized appreciation (depreciation) on investments		54,416
Net Assets		$7,295,559
Income Opportunities:
Net Asset Value, offering price and redemption price per share ($6,497,720 ÷ 656,909 shares)		$9.89
Class F:
Net Asset Value, offering price and redemption price per share ($576,132 ÷ 58,250 shares)		$9.89
Class L:
Net Asset Value, offering price and redemption price per share ($111,244 ÷ 11,247 shares)		$9.89
Class N:
Net Asset Value, offering price and redemption price per share ($110,463 ÷ 11,168 shares)		$9.89

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2016 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$172,359
Affiliated issuers		16,413
Total income		188,772
Expenses
Management fee	$9,938
Transfer agent fees	128
Distribution and service plan fees	131
Accounting fees and expenses	413
Custodian fees and expenses	4,069
Independent trustees' fees and expenses	41
Registration fees	28,476
Audit	17,626
Legal	19
Miscellaneous	1,741
Total expenses before reductions	62,582
Expense reductions	(59,103)	3,479
Net investment income (loss)		185,293
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(49,426)
Realized gain distributions from underlying funds:
Affiliated issuers	6,984
Total net realized gain (loss)		(42,442)
Change in net unrealized appreciation (depreciation) on investment securities		687,981
Net gain (loss)		645,539
Net increase (decrease) in net assets resulting from operations		$830,832

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$185,293	$408,999
Net realized gain (loss)	(42,442)	(553,053)
Change in net unrealized appreciation (depreciation)	687,981	(432,818)
Net increase (decrease) in net assets resulting from operations	830,832	(576,872)
Distributions to shareholders from net investment income	(191,862)	(402,806)
Distributions to shareholders from net realized gain	–	(75,901)
Total distributions	(191,862)	(478,707)
Share transactions - net increase (decrease)	182,629	108,912
Redemption fees	365	(1,678)
Total increase (decrease) in net assets	821,964	(948,345)
Net Assets
Beginning of period	6,473,595	7,421,940
End of period	$7,295,559	$6,473,595
Other Information
Undistributed net investment income end of period	$–	$5,894
Distributions in excess of net investment income end of period	$(675)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Income Opportunities Fund of Funds

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013 B
Selected Per–Share Data
Net asset value, beginning of period	$8.98	$10.42	$10.88	$10.60	$10.00
Income from Investment Operations
Net investment income (loss)C	.266	.562	.585	.616	.436
Net realized and unrealized gain (loss)	.919	(1.339)	(.382)	.296	.615
Total from investment operations	1.185	(.777)	.203	.912	1.051
Distributions from net investment income	(.276)	(.553)	(.586)	(.610)	(.431)
Distributions from net realized gain	–	(.108)	(.079)	(.031)	(.020)
Total distributions	(.276)	(.661)	(.665)	(.641)	(.451)
Redemption fees added to paid in capitalC	.001	(.002)	.002	.009	–D
Net asset value, end of period	$9.89	$8.98	$10.42	$10.88	$10.60
Total ReturnE,F	13.35%	(7.83)%	1.95%	9.02%	10.69%
Ratios to Average Net AssetsG
Expenses before reductions	1.87%H	1.50%	1.53%	4.32%	10.12%H
Expenses net of fee waivers, if any	.10%H	.10%	.10%	.10%	.10%H
Expenses net of all reductions	.10%H	.10%	.10%	.10%	.10%H
Net investment income (loss)	5.55%H	5.73%	5.50%	5.83%	6.03%H
Supplemental Data
Net assets, end of period (000 omitted)	$6,498	$5,632	$6,515	$5,358	$1,042
Portfolio turnover rateI	36%H	65%	39%	46%	27%H

 A For the year ended February 29.

 B For the period June 19, 2012 (commencement of operations) to February 28, 2013.

 C Calculated based on average shares outstanding during the period.

 D Amount represents less than $.0005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 H Annualized

 I Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Income Opportunities Fund of Funds Class F

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013 B
Selected Per–Share Data
Net asset value, beginning of period	$8.98	$10.42	$10.88	$10.60	$10.52
Income from Investment Operations
Net investment income (loss)C	.266	.561	.586	.617	.125
Net realized and unrealized gain (loss)	.919	(1.338)	(.383)	.295	.096
Total from investment operations	1.185	(.777)	.203	.912	.221
Distributions from net investment income	(.276)	(.553)	(.586)	(.610)	(.121)
Distributions from net realized gain	–	(.108)	(.079)	(.031)	(.020)
Total distributions	(.276)	(.661)	(.665)	(.641)	(.141)
Redemption fees added to paid in capitalC	.001	(.002)	.002	.009	–D
Net asset value, end of period	$9.89	$8.98	$10.42	$10.88	$10.60
Total ReturnE,F	13.35%	(7.83)%	1.95%	9.02%	2.11%
Ratios to Average Net AssetsG
Expenses before reductions	1.87%H	1.49%	1.53%	4.16%	7.40%H
Expenses net of fee waivers, if any	.10%H	.10%	.10%	.10%	.10%H
Expenses net of all reductions	.10%H	.10%	.10%	.10%	.10%H
Net investment income (loss)	5.55%H	5.73%	5.50%	5.83%	5.99%H
Supplemental Data
Net assets, end of period (000 omitted)	$576	$646	$694	$639	$184
Portfolio turnover rateI	36%H	65%	39%	46%	27%H

 A For the year ended February 29.

 B For the period December 18, 2012 (commencement of operations) to February 28, 2013.

 C Calculated based on average shares outstanding during the period.

 D Amount represents less than $.0005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 H Annualized

 I Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Income Opportunities Fund of Funds Class L

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014 B
Selected Per–Share Data
Net asset value, beginning of period	$8.98	$10.41	$10.88	$10.62
Income from Investment Operations
Net investment income (loss)C	.266	.561	.585	.186
Net realized and unrealized gain (loss)	.919	(1.328)	(.392)	.278
Total from investment operations	1.185	(.767)	.193	.464
Distributions from net investment income	(.276)	(.553)	(.586)	(.180)
Distributions from net realized gain	–	(.108)	(.079)	(.027)
Total distributions	(.276)	(.661)	(.665)	(.207)
Redemption fees added to paid in capitalC	.001	(.002)	.002	.003
Net asset value, end of period	$9.89	$8.98	$10.41	$10.88
Total ReturnD,E	13.35%	(7.74)%	1.85%	4.44%
Ratios to Average Net AssetsF
Expenses before reductions	1.87%G	1.50%	1.54%	3.35%G
Expenses net of fee waivers, if any	.10%G	.10%	.10%	.10%G
Expenses net of all reductions	.10%G	.10%	.10%	.10%G
Net investment income (loss)	5.55%G	5.73%	5.50%	5.83%G
Supplemental Data
Net assets, end of period (000 omitted)	$111	$98	$106	$104
Portfolio turnover rateH	36%G	65%	39%	46%G

 A For the year ended February 29.

 B For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

 C Calculated based on average shares outstanding during the period.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 G Annualized

 H Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Income Opportunities Fund of Funds Class N

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014 B
Selected Per–Share Data
Net asset value, beginning of period	$8.98	$10.41	$10.88	$10.62
Income from Investment Operations
Net investment income (loss)C	.254	.537	.559	.178
Net realized and unrealized gain (loss)	.919	(1.329)	(.392)	.279
Total from investment operations	1.173	(.792)	.167	.457
Distributions from net investment income	(.264)	(.528)	(.560)	(.173)
Distributions from net realized gain	–	(.108)	(.079)	(.027)
Total distributions	(.264)	(.636)	(.639)	(.200)
Redemption fees added to paid in capitalC	.001	(.002)	.002	.003
Net asset value, end of period	$9.89	$8.98	$10.41	$10.88
Total ReturnD,E	13.21%	(7.97)%	1.60%	4.37%
Ratios to Average Net AssetsF
Expenses before reductions	2.12%G	1.75%	1.78%	3.61%G
Expenses net of fee waivers, if any	.35%G	.35%	.35%	.35%G
Expenses net of all reductions	.35%G	.35%	.35%	.35%G
Net investment income (loss)	5.30%G	5.48%	5.25%	5.58%G
Supplemental Data
Net assets, end of period (000 omitted)	$110	$98	$106	$104
Portfolio turnover rateH	36%G	65%	39%	46%G

 A For the year ended February 29.

 B For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

 C Calculated based on average shares outstanding during the period.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 G Annualized

 H Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2016

1. Organization.

Strategic Advisers Income Opportunities Fund of Funds (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and certain Fidelity brokerage or mutual fund accounts. The Fund currently invests in affiliated and unaffiliated mutual funds (the Underlying Funds). The Fund offers Income Opportunities, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses a third party pricing vendor approved by the Board of Trustees (the Board) to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$260,129
Gross unrealized depreciation	(231,915)
Net unrealized appreciation (depreciation) on securities	$28,214
Tax cost	$7,275,190

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(46,565)
Long-term	(490,119)
Total capital loss carryforward	$(536,684)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares, aggregated $1,371,874 and $1,197,344, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .80% of the Fund's average net assets. For the reporting period, the total annual management fee rate was .30% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$131	$–

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Income Opportunities	$126	-
Class L	1	–
Class N	1	–
	$128

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .30% of the Fund's average net assets until April 30, 2018. During the period, this waiver reduced the Fund's management fee by $9,938.

The investment adviser has contractually agreed to reimburse Income Opportunities, Class L and Class N to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2018. In addition, the investment adviser has voluntarily agreed to reimburse Class F to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. Some expenses, for example sub-advisory fees and interest expense, including commitment fees, are excluded from these reimbursements. The following classes of the Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Income Opportunities	.10%	$43,265
Class F	.10%	4,347
Class L	.10%	773
Class N	.35%	780

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2016	Year ended February 29, 2016
From net investment income
Income Opportunities	$169,035	$353,566
Class F	16,880	37,846
Class L	3,049	5,840
Class N	2,898	5,554
Total	$191,862	$402,806
From net realized gain
Income Opportunities	$–	$66,570
Class F	–	7,104
Class L	–	1,116
Class N	–	1,111
Total	$–	$75,901

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2016	Year ended February 29, 2016	Six months ended August 31, 2016	Year ended February 29, 2016
Income Opportunities
Shares sold	146,270	234,908	$1,413,731	$2,325,146
Reinvestment of distributions	17,682	42,871	169,033	419,934
Shares redeemed	(134,092)	(276,197)	(1,278,216)	(2,700,765)
Net increase (decrease)	29,860	1,582	$304,548	$44,315
Class F
Shares sold	6,154	21,905	$59,039	$216,299
Reinvestment of distributions	1,769	4,596	16,880	44,950
Shares redeemed	(21,554)	(21,270)	(203,785)	(210,272)
Net increase (decrease)	(13,631)	5,231	$(127,866)	$50,977
Class L
Reinvestment of distributions	319	709	$3,049	$6,955
Net increase (decrease)	319	709	$3,049	$6,955
Class N
Reinvestment of distributions	303	680	$2,898	$6,665
Net increase (decrease)	303	680	$2,898	$6,665

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 26% of the total outstanding shares of the Fund.

In October, 2016 shareholders approved the appointment of FIAM LLC (an affiliate of the investment adviser) as a sub-adviser for the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2016 to August 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During Period-B March 1, 2016 to August 31, 2016
Income Opportunities	.10%
Actual		$1,000.00	$1,132.40	$.54
Hypothetical-C		$1,000.00	$1,024.70	$.51
Class F	.10%
Actual		$1,000.00	$1,132.30	$.54
Hypothetical-C		$1,000.00	$1,024.70	$.51
Class L	.10%
Actual		$1,000.00	$1,132.30	$.54
Hypothetical-C		$1,000.00	$1,024.70	$.51
Class N	.35%
Actual		$1,000.00	$1,130.90	$1.88
Hypothetical-C		$1,000.00	$1,023.44	$1.79

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each Class' annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Income Opportunities Fund of Funds

On June 7, 2016, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve a new investment advisory agreement (the New Sub-Advisory Agreement) with FIAM LLC (FIAM) for the fund to add a new investment mandate to the fund, subject to shareholder approval.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the New Sub-Advisory Agreement.

In considering whether to approve the New Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the New Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers, Inc. (Strategic Advisers) or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the New Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the New Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.  The Board noted that it is familiar with the nature, extent and quality of services provided by FIAM from its oversight of FIAM as sub-adviser for other funds under the Board's supervision. The Board considered that, the same support staff, including compliance personnel, that currently provides services to other funds overseen by the Board will also provide services to the fund under the New Sub-Advisory Agreement. The Board considered the backgrounds of the investment personnel that will provide services to the fund under the New Sub-Advisory Agreement, and also took into consideration the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up. The Board also considered the structure of FIAM's portfolio manager compensation program with respect to the investment personnel that will provide services under the New Sub-Advisory Agreement and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of the investment staff that will provide services to the fund under the New Sub-Advisory Agreement and its use of technology. The Board noted that the FIAM's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered FIAM's trading capabilities and resources which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by FIAM under the New Sub-Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Investment Performance.  The Board also considered the historical investment performance of FIAM and the portfolio managers in managing accounts under a similar investment mandate.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the New Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  In reviewing the New Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, and the amount and nature of fees to be paid by Strategic Advisers to FIAM under the New Sub-Advisory Agreement. Because Strategic Advisers will not allocate assets to FIAM at this time, the Board considered the hypothetical impact on the fund's management fee rate and total expenses if Strategic Advisers allocates assets to FIAM in the future.

The Board noted that the fund's contractual maximum aggregate annual management fee rate may not exceed 0.80% of the fund's average daily net assets and that the New Sub-Advisory Agreement will not result in a change to the contractual maximum aggregate annual management fee payable by the fund, Strategic Advisers' contractual management fee waiver for the fund or Strategic Advisers' portion of the management fee. The Board also considered that Strategic Advisers has contractually agreed to reimburse the retail class, Class L and Class N of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, sub-advisory fees, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) as a percentage of net assets exceed 0.10%, 0.10% and 0.35%, respectively, through April 30, 2018. In addition, the Board noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, sub-advisory fees, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 0.10% of the class' average net assets and that such arrangement may be terminated by Strategic Advisers at any time. The Board also considered that after approval of the New Sub-Advisory Agreement, based on hypothetical allocations to FIAM, the fund's management fee rate is expected to rank above median before Strategic Advisers' management fee waiver discussed above, and below median, net of waiver. The Board noted that the expense ratio of each class of the fund is expected to maintain the same relationships to the competitive peer group median data provided in the June 2016 management contract renewal materials.

Based on its review, the Board concluded that the fund's management fee structure will continue to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the New Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the contractual maximum management fees payable by the fund or Strategic Advisers portion of the management fee, the Board did not consider the costs of services and profitability of the relationship with the fund to Strategic Advisers to be significant factors in its decision to approve the New Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to the New Sub-Advisory Agreement, the Board considered management's representation that it does not anticipate that the hiring of FIAM will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers and the fund's sub-advisory agreements. The Board noted that the New Sub-Advisory Agreement provides for breakpoints that have the potential to reduce sub-advisory fees paid to FIAM as assets allocated to FIAM grow.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the New Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered to the fund and that the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the New Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

ODF-F-SANN-1016
1.951508.103

Strategic Advisers® Core Income Fund Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public Semi-Annual Report August 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of August 31, 2016

(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
PIMCO Total Return Fund Institutional Class	20.1	21.3
Fidelity Total Bond Fund	17.5	17.3
Western Asset Core Plus Bond Fund Class I	7.8	7.7
Metropolitan West Total Return Bond Fund Class M	7.2	7.4
Fannie Mae	4.8	4.5
U.S. Treasury Obligations	3.9	3.7
Western Asset Core Bond Fund Class I	3.7	3.2
Prudential Total Return Bond Fund Class A	3.6	3.2
DoubleLine Total Return Bond Fund Class N	3.3	3.7
JPMorgan Core Bond Fund Select Class	2.9	3.8
	74.8

Asset Allocation (% of fund's net assets)

As of August 31, 2016
Corporate Bonds	8.8%
U.S. Government and U.S. Government Agency Obligations	12.2%
Asset-Backed Securities	0.2%
CMOs and Other Mortgage Related Securities	1.5%
Municipal Securities	0.4%
High Yield Fixed-Income Funds	1.5%
Intermediate Government Funds	0.1%
Intermediate-Term Bond Funds	74.6%
Long Government Bond Funds	0.4%
Other Investments	0.3%

As of February 29, 2016
Corporate Bonds	8.6%
U.S. Government and U.S. Government Agency Obligations	11.8%
Asset-Backed Securities	0.3%
CMOs and Other Mortgage Related Securities	1.9%
Municipal Securities	0.4%
High Yield Fixed-Income Funds	1.5%
Intermediate-Term Bond Funds	75.5%
Long Government Bond Funds	0.4%
Other Investments	0.3%
Short-Term Investments and Net Other Assets (Liabilities)	(0.7)*%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Asset allocations of funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 8.8%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 0.8%
Automobiles - 0.2%
Ford Motor Co.:
6.625% 10/1/28	$770,000	$977,274
7.45% 7/16/31	1,685,000	2,287,524
General Motors Co.:
3.5% 10/2/18	3,180,000	3,272,045
5.2% 4/1/45	1,994,000	2,122,771
6.25% 10/2/43	1,365,000	1,635,873
6.6% 4/1/36	2,468,000	3,043,145
6.75% 4/1/46	4,114,000	5,279,574
General Motors Financial Co., Inc.:
2.625% 7/10/17	1,015,000	1,024,633
3.25% 5/15/18	1,670,000	1,702,012
3.5% 7/10/19	3,787,000	3,902,776
3.7% 5/9/23	12,910,000	13,159,202
4.25% 5/15/23	1,875,000	1,962,874
4.375% 9/25/21	7,321,000	7,808,110
4.75% 8/15/17	1,755,000	1,807,990
		49,985,803
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd.:
4.25% 6/15/23	2,536,000	2,789,346
6.875% 8/15/18	650,000	718,591
		3,507,937
Hotels, Restaurants & Leisure - 0.1%
Marriott International, Inc. 3.125% 6/15/26	1,090,000	1,109,156
McDonald's Corp.:
1.875% 5/29/19	1,400,000	1,421,981
2.625% 1/15/22	680,000	700,248
2.75% 12/9/20	1,005,000	1,045,814
3.7% 1/30/26	3,139,000	3,392,255
4.7% 12/9/35	1,368,000	1,569,333
4.875% 12/9/45	2,147,000	2,539,671
		11,778,458
Household Durables - 0.1%
D.R. Horton, Inc. 4% 2/15/20	19,700,000	20,635,750
Newell Brands, Inc. 4.2% 4/1/26	515,000	562,183
Toll Brothers Finance Corp.:
4.375% 4/15/23	5,000,000	5,112,500
5.875% 2/15/22	12,000,000	13,155,000
		39,465,433
Internet & Catalog Retail - 0.0%
Amazon.com, Inc. 1.2% 11/29/17	350,000	350,562
Media - 0.4%
21st Century Fox America, Inc.:
4.95% 10/15/45	50,000	58,652
5.4% 10/1/43	965,000	1,173,394
6.15% 3/1/37	2,054,000	2,631,034
6.15% 2/15/41	2,025,000	2,626,994
7.75% 12/1/45	1,484,000	2,255,267
AOL Time Warner, Inc. 7.625% 4/15/31	1,435,000	2,023,360
CBS Corp. 4.3% 2/15/21	270,000	293,435
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22 (a)	6,002,000	6,507,272
4.908% 7/23/25 (a)	7,565,000	8,341,048
6.384% 10/23/35 (a)	2,535,000	3,031,596
6.484% 10/23/45 (a)	570,000	700,410
Comcast Corp.:
4.6% 8/15/45	2,065,000	2,430,864
5.7% 7/1/19	1,100,000	1,232,022
Discovery Communications LLC:
3.25% 4/1/23	393,000	393,252
5.625% 8/15/19	225,000	246,615
NBCUniversal, Inc.:
4.375% 4/1/21	430,000	480,793
5.15% 4/30/20	3,135,000	3,534,973
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 10/1/20	2,000,000	2,049,100
5% 4/15/22 (a)	10,000,000	10,273,700
Scripps Networks Interactive, Inc. 3.95% 6/15/25	710,000	752,201
Time Warner Cable, Inc.:
4% 9/1/21	16,424,000	17,506,095
5.5% 9/1/41	2,591,000	2,811,709
5.875% 11/15/40	5,543,000	6,182,989
6.55% 5/1/37	6,351,000	7,663,364
6.75% 7/1/18	1,413,000	1,539,824
7.3% 7/1/38	6,393,000	8,302,595
8.25% 4/1/19	6,565,000	7,586,941
8.75% 2/14/19	1,400,000	1,626,211
Time Warner, Inc.:
4% 1/15/22	1,125,000	1,227,254
4.7% 1/15/21	2,175,000	2,425,460
4.9% 6/15/42	7,000,000	7,894,222
6.2% 3/15/40	2,433,000	3,141,616
Viacom, Inc.:
5.625% 9/15/19	775,000	855,278
5.85% 9/1/43	270,000	302,134
Walt Disney Co.:
1.1% 12/1/17	300,000	300,050
1.85% 7/30/26	1,330,000	1,279,605
2.55% 2/15/22	335,000	348,302
2.75% 8/16/21	200,000	211,064
		122,240,695
Specialty Retail - 0.0%
Home Depot, Inc.:
2.625% 6/1/22	260,000	270,412
4.875% 2/15/44	525,000	652,475
5.875% 12/16/36	300,000	413,517
Lowe's Companies, Inc. 4.25% 9/15/44	310,000	350,132
		1,686,536

TOTAL CONSUMER DISCRETIONARY		229,015,424

CONSUMER STAPLES - 0.5%
Beverages - 0.4%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	10,553,000	10,874,961
3.3% 2/1/23	13,075,000	13,719,833
3.65% 2/1/26	12,330,000	13,163,705
4.7% 2/1/36	10,761,000	12,472,967
4.9% 2/1/46	12,876,000	15,570,432
Anheuser-Busch InBev Worldwide, Inc. 5.375% 1/15/20	4,375,000	4,895,196
Constellation Brands, Inc.:
3.75% 5/1/21	15,610,000	16,507,575
3.875% 11/15/19	5,215,000	5,488,788
4.25% 5/1/23	4,232,000	4,515,015
4.75% 11/15/24	5,595,000	6,098,550
PepsiCo, Inc.:
2.75% 3/5/22	900,000	944,117
2.75% 3/1/23	780,000	822,654
3.1% 7/17/22	260,000	276,317
4.5% 1/15/20	1,925,000	2,120,944
SABMiller Holdings, Inc. 3.75% 1/15/22 (a)	1,593,000	1,732,300
		109,203,354
Food & Staples Retailing - 0.0%
CVS Health Corp.:
3.5% 7/20/22	1,525,000	1,637,725
5.125% 7/20/45	125,000	155,840
5.3% 12/5/43	40,000	50,029
Kroger Co. 2.3% 1/15/19	170,000	173,256
Wal-Mart Stores, Inc.:
5.25% 9/1/35	655,000	874,804
5.625% 4/1/40	525,000	716,166
Walgreens Boots Alliance, Inc. 3.3% 11/18/21	2,632,000	2,779,997
		6,387,817
Food Products - 0.0%
CF Industries Holdings, Inc.:
4.95% 6/1/43	125,000	115,277
5.375% 3/15/44	680,000	660,390
6.875% 5/1/18	120,000	129,222
ConAgra Foods, Inc. 1.9% 1/25/18	919,000	925,370
General Mills, Inc. 5.65% 2/15/19	440,000	485,067
H.J. Heinz Co.:
3% 6/1/26	615,000	623,273
5% 7/15/35	190,000	223,392
5.2% 7/15/45	135,000	161,832
Kraft Foods Group, Inc. 5.375% 2/10/20	1,750,000	1,958,884
The J.M. Smucker Co. 3.5% 3/15/25	310,000	333,917
Tyson Foods, Inc. 3.95% 8/15/24	450,000	487,161
Unilever Capital Corp. 4.25% 2/10/21	375,000	417,527
		6,521,312
Household Products - 0.0%
Procter & Gamble Co. 3.1% 8/15/23	1,005,000	1,086,082
Tobacco - 0.1%
Altria Group, Inc.:
2.85% 8/9/22	1,570,000	1,646,186
4% 1/31/24	1,555,000	1,745,096
9.25% 8/6/19	449,000	548,150
Philip Morris International, Inc. 3.875% 8/21/42	975,000	1,025,463
Reynolds American, Inc.:
2.3% 6/12/18	2,234,000	2,269,065
4% 6/12/22	1,548,000	1,694,967
5.7% 8/15/35	1,287,000	1,598,983
6.15% 9/15/43	1,299,000	1,740,317
7.25% 6/15/37	2,443,000	3,371,733
		15,639,960

TOTAL CONSUMER STAPLES		138,838,525

ENERGY - 1.6%
Energy Equipment & Services - 0.1%
DCP Midstream LLC:
4.75% 9/30/21 (a)	2,017,000	1,986,745
5.35% 3/15/20 (a)	2,258,000	2,291,870
5.85% 5/21/43 (a)(b)	7,892,000	6,037,380
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	1,212,000	1,316,579
Halliburton Co.:
3.8% 11/15/25	2,686,000	2,776,054
4.75% 8/1/43	310,000	327,673
4.85% 11/15/35	2,345,000	2,504,687
5% 11/15/45	3,213,000	3,536,903
6.7% 9/15/38	170,000	219,637
Nabors Industries, Inc. 4.625% 9/15/21	740,000	704,815
		21,702,343
Oil, Gas & Consumable Fuels - 1.5%
Anadarko Finance Co. 7.5% 5/1/31	1,235,000	1,496,785
Anadarko Petroleum Corp.:
4.85% 3/15/21	1,762,000	1,874,476
5.55% 3/15/26	4,166,000	4,608,379
6.6% 3/15/46	4,900,000	5,832,945
6.95% 7/1/24	300,000	351,024
Apache Corp.:
3.25% 4/15/22	270,000	276,051
6% 1/15/37	415,000	476,867
BP Capital Markets PLC 3.245% 5/6/22	2,960,000	3,126,796
Buckeye Partners LP 2.65% 11/15/18	125,000	126,253
Chesapeake Energy Corp.:
5.75% 3/15/23	7,360,000	5,644,200
6.125% 2/15/21	35,845,000	29,930,575
6.625% 8/15/20	28,840,000	25,667,600
8% 12/15/22 (a)	8,662,000	8,250,555
Chevron Corp.:
1.961% 3/3/20	650,000	661,008
2.355% 12/5/22	840,000	859,971
2.566% 5/16/23	3,750,000	3,831,274
4.95% 3/3/19	975,000	1,063,830
CNOOC Nexen Finance 2014 ULC 1.625% 4/30/17	970,000	971,282
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	949,000	953,550
3.3% 6/1/20	4,641,000	4,803,115
4.5% 6/1/25	1,418,000	1,533,390
5.8% 6/1/45	1,779,000	2,142,366
Conoco, Inc. 6.95% 4/15/29	425,000	542,733
ConocoPhillips Co. 2.4% 12/15/22	1,425,000	1,419,565
DCP Midstream Operating LP:
2.5% 12/1/17	1,182,000	1,177,568
2.7% 4/1/19	1,070,000	1,036,563
3.875% 3/15/23	17,626,000	16,744,700
5.6% 4/1/44	3,773,000	3,452,295
Devon Energy Corp. 5% 6/15/45	740,000	709,773
Ecopetrol SA:
4.125% 1/16/25	270,000	261,225
5.875% 5/28/45	150,000	140,400
El Paso Corp. 6.5% 9/15/20	12,030,000	13,449,985
Empresa Nacional de Petroleo 4.375% 10/30/24 (a)	1,786,000	1,909,820
Enable Midstream Partners LP:
2.4% 5/15/19	1,148,000	1,121,469
3.9% 5/15/24	1,210,000	1,138,508
Enbridge Energy Partners LP 4.2% 9/15/21	2,044,000	2,109,443
EnLink Midstream Partners LP 4.15% 6/1/25	355,000	336,145
Enterprise Products Operating LP:
3.75% 2/15/25	2,440,000	2,549,539
4.85% 3/15/44	550,000	582,432
6.5% 1/31/19	2,075,000	2,308,209
EOG Resources, Inc.:
3.9% 4/1/35	205,000	205,501
4.1% 2/1/21	285,000	308,057
Exxon Mobil Corp.:
2.397% 3/6/22	1,250,000	1,285,494
4.114% 3/1/46	705,000	811,527
Kinder Morgan Energy Partners LP:
4.15% 3/1/22	885,000	925,292
6.55% 9/15/40	491,000	533,312
6.85% 2/15/20	595,000	669,003
Kinder Morgan, Inc.:
3.05% 12/1/19	36,454,000	37,428,379
4.3% 6/1/25	28,137,000	29,173,004
Marathon Petroleum Corp. 5.125% 3/1/21	2,870,000	3,197,137
Motiva Enterprises LLC 5.75% 1/15/20 (a)	1,497,000	1,646,956
MPLX LP 4% 2/15/25	703,000	686,658
Nakilat, Inc. 6.067% 12/31/33 (a)	666,000	804,461
Noble Energy, Inc.:
5.25% 11/15/43	295,000	297,619
6% 3/1/41	230,000	250,674
Occidental Petroleum Corp.:
2.6% 4/15/22	325,000	332,503
2.7% 2/15/23	405,000	412,633
3.125% 2/15/22	472,000	496,978
4.1% 2/1/21	670,000	731,034
ONEOK Partners LP:
3.375% 10/1/22	950,000	956,548
6.65% 10/1/36	400,000	436,665
Petrobras Global Finance BV:
5.625% 5/20/43	8,280,000	6,385,950
7.25% 3/17/44	45,996,000	42,316,320
Petrobras International Finance Co. Ltd. 6.75% 1/27/41	2,000,000	1,747,500
Petroleos Mexicanos:
4.25% 1/15/25	1,040,000	1,040,104
4.875% 1/18/24	2,616,000	2,714,100
6.375% 2/4/21 (a)	2,660,000	2,945,418
6.375% 1/23/45	11,698,000	12,319,164
6.5% 6/2/41	49,530,000	52,506,753
Phillips 66 Co. 4.3% 4/1/22	1,979,000	2,179,975
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	10,550,000	10,661,703
Schlumberger Investment SA 3.65% 12/1/23	210,000	228,592
Shell International Finance BV:
2% 11/15/18	2,670,000	2,711,401
3.25% 5/11/25	1,465,000	1,555,500
4.3% 9/22/19	425,000	461,081
4.375% 3/25/20	825,000	903,901
Southwestern Energy Co.:
5.8% 1/23/20 (b)	3,298,000	3,298,000
6.7% 1/23/25 (b)	22,619,000	23,241,023
Spectra Energy Partners LP:
2.95% 9/25/18	585,000	595,680
4.6% 6/15/21	390,000	420,892
4.75% 3/15/24	6,000,000	6,667,962
Sunoco Logistics Partner Operations LP 5.35% 5/15/45	600,000	620,155
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.25% 11/15/23	10,300,000	9,913,750
The Williams Companies, Inc.:
3.7% 1/15/23	2,512,000	2,436,640
4.55% 6/24/24	12,246,000	12,521,535
Total Capital International SA 2.7% 1/25/23	500,000	518,676
Valero Energy Corp. 4.9% 3/15/45	130,000	126,908
Western Gas Partners LP:
4% 7/1/22	270,000	274,753
4.65% 7/1/26	1,249,000	1,295,089
5.375% 6/1/21	4,846,000	5,263,071
Williams Partners LP:
3.6% 3/15/22	660,000	658,817
4% 11/15/21	812,000	835,137
4.125% 11/15/20	394,000	408,532
4.3% 3/4/24	2,607,000	2,668,862
4.9% 1/15/45	395,000	375,805
5.25% 3/15/20	150,000	161,380
XTO Energy, Inc. 5.5% 6/15/18	225,000	242,135
		450,284,363

TOTAL ENERGY		471,986,706

FINANCIALS - 3.9%
Banks - 2.1%
Abbey National Treasury Services PLC 2.35% 9/10/19	295,000	298,416
Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (a)	3,390,000	3,381,525
4% 4/14/19 (a)	1,479,000	1,498,523
Bank of America Corp.:
3.3% 1/11/23	13,002,000	13,505,502
3.5% 4/19/26	4,589,000	4,789,705
3.875% 8/1/25	573,000	613,757
3.95% 4/21/25	20,406,000	21,238,626
4% 1/22/25	43,905,000	45,720,121
4.1% 7/24/23	16,299,000	17,698,791
4.2% 8/26/24	2,028,000	2,151,108
4.25% 10/22/26	3,838,000	4,070,564
4.45% 3/3/26	769,000	827,463
5.49% 3/15/19	800,000	865,816
5.65% 5/1/18	1,325,000	1,410,135
5.875% 1/5/21	1,630,000	1,877,926
Barclays PLC:
2.75% 11/8/19	3,769,000	3,799,344
4.375% 1/12/26	1,015,000	1,059,660
BNP Paribas SA 2.375% 5/21/20	495,000	503,202
Capital One Bank NA 3.375% 2/15/23	1,755,000	1,803,171
Capital One NA 2.95% 7/23/21	5,551,000	5,732,446
CIT Group, Inc.:
3.875% 2/19/19	800,000	817,752
5% 8/15/22	3,000,000	3,180,000
5% 8/1/23	7,000,000	7,420,000
Citigroup, Inc.:
1.85% 11/24/17	7,690,000	7,723,036
2.05% 12/7/18	50,590,000	50,966,896
3.4% 5/1/26	1,045,000	1,075,182
3.7% 1/12/26	3,440,000	3,631,137
4.05% 7/30/22	1,159,000	1,232,748
4.4% 6/10/25	5,137,000	5,444,521
4.45% 9/29/27	2,430,000	2,561,069
4.5% 1/14/22	2,773,000	3,066,173
4.6% 3/9/26	1,810,000	1,944,995
5.5% 9/13/25	7,460,000	8,451,285
Citizens Bank NA 2.55% 5/13/21	1,705,000	1,735,109
Citizens Financial Group, Inc.:
4.15% 9/28/22 (a)	3,115,000	3,219,895
4.3% 12/3/25	9,918,000	10,480,698
Commonwealth Bank of Australia 2.3% 3/12/20	600,000	611,295
Corporacion Andina de Fomento 2% 5/10/19	975,000	986,213
Credit Suisse Group Funding Guernsey Ltd.:
3.75% 3/26/25	16,272,000	16,298,165
3.8% 9/15/22	10,230,000	10,438,385
3.8% 6/9/23 (a)	9,457,000	9,593,758
4.55% 4/17/26 (a)	1,065,000	1,124,789
Credit Suisse New York Branch:
1.7% 4/27/18	52,318,000	52,343,897
4.375% 8/5/20	650,000	701,620
Discover Bank:
2% 2/21/18	4,000,000	4,015,776
3.45% 7/27/26	435,000	437,332
4.2% 8/8/23	2,424,000	2,596,725
7% 4/15/20	3,143,000	3,567,041
Export-Import Bank of Korea 5.125% 6/29/20	800,000	899,799
Fifth Third Bancorp:
4.5% 6/1/18	520,000	544,308
8.25% 3/1/38	603,000	911,954
HBOS PLC 6.75% 5/21/18 (a)	773,000	826,923
HSBC Holdings PLC:
4% 3/30/22	4,775,000	5,107,173
4.25% 3/14/24	1,872,000	1,948,818
Huntington Bancshares, Inc. 7% 12/15/20	404,000	470,523
ING Bank NV 5.8% 9/25/23 (a)	1,690,000	1,891,514
Intesa Sanpaolo SpA 5.017% 6/26/24 (a)	25,900,000	24,433,179
JPMorgan Chase & Co.:
2.2% 10/22/19	1,621,000	1,648,270
2.35% 1/28/19	1,528,000	1,559,523
2.95% 10/1/26	2,700,000	2,716,656
3.2% 1/25/23	4,600,000	4,797,989
3.25% 9/23/22	460,000	482,816
3.375% 5/1/23	425,000	438,376
3.625% 5/13/24	405,000	432,298
3.875% 9/10/24	10,500,000	11,083,149
4.125% 12/15/26	9,959,000	10,672,921
4.25% 10/15/20	1,747,000	1,901,230
4.35% 8/15/21	4,947,000	5,454,453
4.625% 5/10/21	1,718,000	1,904,717
4.85% 2/1/44	615,000	750,530
4.95% 3/25/20	4,618,000	5,092,375
6.3% 4/23/19	900,000	1,006,304
Lloyds Bank PLC 2.3% 11/27/18	275,000	278,125
Peoples United Bank 4% 7/15/24	300,000	306,322
PNC Bank NA 3.25% 6/1/25	1,060,000	1,127,264
PNC Financial Services Group, Inc.:
2.854% 11/9/22	275,000	282,302
3.9% 4/29/24	375,000	403,902
Rabobank Nederland 4.375% 8/4/25	7,713,000	8,161,249
Regions Bank 6.45% 6/26/37	2,533,000	3,086,189
Regions Financial Corp. 3.2% 2/8/21	3,096,000	3,209,772
Royal Bank of Canada 4.65% 1/27/26	17,882,000	19,666,910
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	21,274,000	21,524,161
6% 12/19/23	24,750,000	26,178,966
6.1% 6/10/23	26,988,000	28,656,776
6.125% 12/15/22	5,889,000	6,289,552
Santander UK Group Holdings PLC 2.875% 10/16/20	550,000	553,912
Societe Generale 4.25% 4/14/25 (a)	24,400,000	24,768,611
Sumitomo Mitsui Banking Corp. 3.95% 7/19/23	250,000	273,451
SunTrust Banks, Inc. 3.3% 5/15/26	1,240,000	1,274,290
Svenska Handelsbanken AB 2.5% 1/25/19	585,000	598,681
Wells Fargo & Co.:
2.1% 7/26/21	1,530,000	1,536,737
3% 2/19/25	3,175,000	3,263,411
3.45% 2/13/23	2,700,000	2,830,305
4.125% 8/15/23	280,000	305,421
4.48% 1/16/24	1,094,000	1,211,624
4.65% 11/4/44	1,160,000	1,273,474
5.625% 12/11/17	1,975,000	2,081,792
		594,630,290
Capital Markets - 0.9%
Affiliated Managers Group, Inc. 4.25% 2/15/24	1,847,000	1,946,202
Credit Suisse AG 6% 2/15/18	2,745,000	2,889,920
Deutsche Bank AG 4.5% 4/1/25	9,996,000	9,438,553
Deutsche Bank AG London Branch:
1.875% 2/13/18	595,000	591,955
2.85% 5/10/19	10,180,000	10,212,902
Goldman Sachs Group, Inc.:
1.748% 9/15/17	10,433,000	10,457,486
2.625% 1/31/19	8,273,000	8,484,987
2.9% 7/19/18	4,471,000	4,583,768
3.625% 1/22/23	5,200,000	5,511,527
3.85% 7/8/24	1,900,000	2,025,210
4% 3/3/24	2,645,000	2,848,758
5.25% 7/27/21	2,497,000	2,834,440
5.75% 1/24/22	3,211,000	3,723,572
5.95% 1/18/18	1,219,000	1,291,768
6.15% 4/1/18	1,100,000	1,177,912
6.75% 10/1/37	37,268,000	47,800,943
Lazard Group LLC:
4.25% 11/14/20	2,944,000	3,119,916
6.85% 6/15/17	230,000	238,785
Morgan Stanley:
1.875% 1/5/18	19,544,000	19,641,466
2.375% 7/23/19	7,611,000	7,739,862
3.125% 7/27/26	36,413,000	36,625,798
3.7% 10/23/24	6,543,000	6,933,081
3.75% 2/25/23	8,495,000	9,085,462
3.875% 4/29/24	3,975,000	4,271,050
3.875% 1/27/26	165,000	176,217
4.1% 5/22/23	2,645,000	2,804,459
4.875% 11/1/22	17,553,000	19,455,517
5% 11/24/25	30,109,000	33,561,418
5.625% 9/23/19	500,000	555,758
5.75% 1/25/21	4,996,000	5,726,345
6.625% 4/1/18	2,019,000	2,175,297
Nomura Holdings, Inc. 2.75% 3/19/19	840,000	858,649
UBS AG Stamford Branch:
1.375% 6/1/17	1,150,000	1,150,345
1.8% 3/26/18	625,000	628,491
2.375% 8/14/19	495,000	505,086
		271,072,905
Consumer Finance - 0.1%
American Express Co. 2.65% 12/2/22	1,000,000	1,025,352
Capital One Financial Corp. 6.15% 9/1/16	600,000	600,000
Discover Financial Services:
3.85% 11/21/22	2,293,000	2,370,004
3.95% 11/6/24	2,567,000	2,640,886
5.2% 4/27/22	1,093,000	1,198,036
Ford Motor Credit Co. LLC:
2.551% 10/5/18	200,000	203,214
2.597% 11/4/19	1,035,000	1,053,803
2.943% 1/8/19	12,780,000	13,115,961
3.157% 8/4/20	200,000	206,421
3.2% 1/15/21	3,790,000	3,909,313
5.75% 2/1/21	1,430,000	1,618,171
HSBC Finance Corp. 6.676% 1/15/21	1,050,000	1,210,963
Hyundai Capital America 2.125% 10/2/17 (a)	881,000	886,991
Synchrony Financial:
1.875% 8/15/17	909,000	910,943
3% 8/15/19	1,335,000	1,364,684
3.75% 8/15/21	2,016,000	2,114,197
4.25% 8/15/24	2,379,000	2,496,432
		36,925,371
Diversified Financial Services - 0.1%
Berkshire Hathaway Finance Corp. 3% 5/15/22	2,800,000	2,962,221
Berkshire Hathaway, Inc.:
2.75% 3/15/23	1,915,000	1,990,413
3.125% 3/15/26	1,015,000	1,077,880
4.5% 2/11/43	500,000	591,880
Brixmor Operating Partnership LP 4.125% 6/15/26	2,238,000	2,322,639
GE Capital International Funding Co.:
2.342% 11/15/20	3,179,000	3,271,283
3.373% 11/15/25	2,650,000	2,893,707
4.418% 11/15/35	1,327,000	1,519,021
General Electric Capital Corp.:
3.1% 1/9/23	1,092,000	1,165,363
5.55% 5/4/20	1,096,000	1,247,337
5.875% 1/14/38	258,000	353,037
IntercontinentalExchange, Inc.:
2.75% 12/1/20	1,768,000	1,842,870
3.75% 12/1/25	3,162,000	3,462,258
MSCI, Inc. 5.25% 11/15/24 (a)	6,000,000	6,375,000
National Rural Utilities Cooperative Finance Corp. 2.3% 11/15/19	820,000	841,521
Private Export Funding Corp. 2.8% 5/15/22	3,300,000	3,497,409
		35,413,839
Insurance - 0.2%
ACE INA Holdings, Inc.:
2.7% 3/13/23	905,000	936,714
3.15% 3/15/25	1,615,000	1,703,696
4.35% 11/3/45	240,000	282,967
AIA Group Ltd. 2.25% 3/11/19 (a)	776,000	785,631
American International Group, Inc.:
3.3% 3/1/21	2,508,000	2,631,078
4.5% 7/16/44	1,105,000	1,148,267
4.875% 6/1/22	7,103,000	7,951,809
Aon Corp. 5% 9/30/20	540,000	597,216
Five Corners Funding Trust 4.419% 11/15/23 (a)	3,420,000	3,691,668
Great-West Life & Annuity Insurance Co. 3.3563% 5/16/46 (a)(b)	2,630,000	2,248,650
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	4,004,000	4,535,799
5.5% 3/30/20	990,000	1,104,953
Liberty Mutual Group, Inc. 5% 6/1/21 (a)	1,847,000	2,045,026
Lincoln National Corp.:
6.3% 10/9/37	185,000	225,378
7% 6/15/40	255,000	331,830
Marsh & McLennan Companies, Inc.:
3.5% 6/3/24	390,000	408,871
4.8% 7/15/21	1,026,000	1,137,677
MetLife, Inc.:
4.368% 9/15/23 (b)	910,000	1,009,246
7.717% 2/15/19	650,000	746,483
Pacific Life Insurance Co. 9.25% 6/15/39 (a)	1,338,000	2,113,269
Pacific LifeCorp 6% 2/10/20 (a)	885,000	982,516
Pricoa Global Funding I 5.375% 5/15/45 (b)	5,278,000	5,541,900
Prudential Financial, Inc.:
4.5% 11/16/21	1,118,000	1,251,310
7.375% 6/15/19	438,000	503,935
The Chubb Corp. 6% 5/11/37	200,000	275,642
The Travelers Companies, Inc.:
4.6% 8/1/43	680,000	826,123
5.8% 5/15/18	1,025,000	1,101,260
TIAA Asset Management Finance LLC 2.95% 11/1/19 (a)	1,102,000	1,131,423
Unum Group:
5.625% 9/15/20	3,216,000	3,598,659
5.75% 8/15/42	2,238,000	2,561,454
		53,410,450
Real Estate Investment Trusts - 0.3%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	801,000	809,833
4.6% 4/1/22	855,000	925,426
American Campus Communities Operating Partnership LP 3.75% 4/15/23	813,000	852,697
AvalonBay Communities, Inc. 3.625% 10/1/20	6,495,000	6,891,572
Boston Properties, Inc. 3.85% 2/1/23	1,175,000	1,265,048
Camden Property Trust:
2.95% 12/15/22	954,000	961,474
4.25% 1/15/24	2,838,000	3,069,246
Corporate Office Properties LP 5% 7/1/25	2,395,000	2,581,705
DDR Corp.:
3.625% 2/1/25	2,199,000	2,230,378
4.25% 2/1/26	4,062,000	4,308,661
4.625% 7/15/22	5,099,000	5,538,146
4.75% 4/15/18	1,652,000	1,721,787
7.5% 4/1/17	663,000	684,116
Duke Realty LP:
3.25% 6/30/26	805,000	826,485
3.625% 4/15/23	1,382,000	1,458,391
3.875% 10/15/22	2,108,000	2,244,280
4.375% 6/15/22	1,237,000	1,346,834
Equity One, Inc. 3.75% 11/15/22	3,200,000	3,277,565
ERP Operating LP 4.625% 12/15/21	2,855,000	3,199,327
Federal Realty Investment Trust 5.9% 4/1/20	351,000	399,259
Government Properties Income Trust 3.75% 8/15/19	4,010,000	4,104,419
Highwoods/Forsyth LP 3.2% 6/15/21	2,263,000	2,292,510
HRPT Properties Trust 6.65% 1/15/18	809,000	838,987
Lexington Corporate Properties Trust 4.4% 6/15/24	1,319,000	1,353,839
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	6,644,000	6,774,402
4.5% 1/15/25	1,245,000	1,263,732
4.5% 4/1/27	1,500,000	1,517,019
4.95% 4/1/24	1,152,000	1,204,504
5.25% 1/15/26	5,841,000	6,272,247
Retail Opportunity Investments Partnership LP:
4% 12/15/24	877,000	887,207
5% 12/15/23	626,000	670,731
Select Income REIT 2.85% 2/1/18	145,000	145,871
Weingarten Realty Investors 3.375% 10/15/22	472,000	482,537
WP Carey, Inc.:
4% 2/1/25	5,544,000	5,535,989
4.6% 4/1/24	7,436,000	7,777,818
		85,714,042
Real Estate Management & Development - 0.2%
Brandywine Operating Partnership LP:
3.95% 2/15/23	2,536,000	2,594,901
4.1% 10/1/24	3,830,000	3,941,120
4.95% 4/15/18	2,322,000	2,426,701
5.7% 5/1/17	567,000	582,608
CBRE Group, Inc. 4.875% 3/1/26	12,670,000	13,339,457
Digital Realty Trust LP 3.95% 7/1/22	3,369,000	3,563,428
Essex Portfolio LP 3.875% 5/1/24	2,685,000	2,862,543
Liberty Property LP:
3.375% 6/15/23	4,307,000	4,386,770
4.125% 6/15/22	1,061,000	1,117,627
4.75% 10/1/20	2,674,000	2,896,231
6.625% 10/1/17	938,000	984,522
Mack-Cali Realty LP:
2.5% 12/15/17	1,744,000	1,751,286
3.15% 5/15/23	3,436,000	3,198,696
4.5% 4/18/22	644,000	658,242
Mid-America Apartments LP:
4% 11/15/25	1,296,000	1,388,361
4.3% 10/15/23	666,000	721,892
6.05% 9/1/16	1,122,000	1,122,000
Post Apartment Homes LP 3.375% 12/1/22	1,800,000	1,844,937
Tanger Properties LP:
3.125% 9/1/26	2,814,000	2,810,314
3.75% 12/1/24	2,653,000	2,783,732
3.875% 12/1/23	1,492,000	1,580,482
6.125% 6/1/20	1,439,000	1,634,501
Ventas Realty LP:
3.125% 6/15/23	1,414,000	1,441,603
4.125% 1/15/26	1,628,000	1,762,222
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19	970,000	1,019,769
		62,413,945

TOTAL FINANCIALS		1,139,580,842

HEALTH CARE - 0.3%
Biotechnology - 0.0%
AbbVie, Inc.:
2.9% 11/6/22	421,000	433,632
3.6% 5/14/25	1,700,000	1,797,675
4.7% 5/14/45	570,000	634,562
Amgen, Inc.:
3.45% 10/1/20	410,000	436,894
3.625% 5/22/24	3,605,000	3,887,506
4.4% 5/1/45	1,085,000	1,166,159
4.5% 3/15/20	1,500,000	1,641,951
Baxalta, Inc. 5.25% 6/23/45	280,000	328,871
Celgene Corp. 5% 8/15/45	310,000	357,738
Gilead Sciences, Inc.:
3.25% 9/1/22	195,000	207,576
4.4% 12/1/21	765,000	858,864
4.5% 4/1/21	1,295,000	1,446,630
4.5% 2/1/45	115,000	128,633
4.8% 4/1/44	530,000	612,833
		13,939,524
Health Care Equipment & Supplies - 0.0%
Abbott Laboratories 2.55% 3/15/22	500,000	511,679
Becton, Dickinson & Co.:
3.125% 11/8/21	1,050,000	1,106,429
4.685% 12/15/44	175,000	203,146
Medtronic, Inc.:
1.375% 4/1/18	350,000	351,233
2.5% 3/15/20	90,000	93,181
4.625% 3/15/45	1,030,000	1,237,364
Stryker Corp. 3.5% 3/15/26	675,000	717,038
Zimmer Biomet Holdings, Inc. 2.7% 4/1/20	465,000	475,763
		4,695,833
Health Care Providers & Services - 0.1%
Aetna, Inc. 2.75% 11/15/22	1,480,000	1,501,746
Ascension Health:
3.945% 11/15/46	465,000	522,074
4.847% 11/15/53	250,000	317,717
Cardinal Health, Inc.:
3.2% 6/15/22	405,000	424,159
4.625% 12/15/20	200,000	222,467
Cigna Corp.:
4% 2/15/22	460,000	496,839
4.375% 12/15/20	305,000	331,494
5.125% 6/15/20	560,000	619,988
5.375% 2/15/42	125,000	153,546
Coventry Health Care, Inc. 5.45% 6/15/21	2,329,000	2,648,283
Express Scripts Holding Co. 4.75% 11/15/21	4,758,000	5,350,166
HCA Holdings, Inc.:
3.75% 3/15/19	3,362,000	3,467,063
4.75% 5/1/23	205,000	214,481
5.875% 3/15/22	250,000	275,000
6.5% 2/15/20	3,683,000	4,069,715
Laboratory Corp. of America Holdings 4.7% 2/1/45	380,000	417,751
McKesson Corp.:
4.75% 3/1/21	240,000	265,597
6% 3/1/41	235,000	307,489
7.5% 2/15/19	660,000	751,564
Medco Health Solutions, Inc. 4.125% 9/15/20	1,049,000	1,130,313
Memorial Sloan-Kettring Cancer Center 4.2% 7/1/55	140,000	159,755
New York & Presbyterian Hospital:
4.024% 8/1/45	505,000	562,091
4.063% 8/1/56	265,000	291,874
NYU Hospitals Center 5.75% 7/1/43	185,000	245,255
Quest Diagnostics, Inc. 5.75% 1/30/40	68,000	79,218
UnitedHealth Group, Inc.:
2.875% 3/15/22	25,000	26,157
2.875% 3/15/23	2,175,000	2,272,671
4.7% 2/15/21	240,000	268,625
4.75% 7/15/45	450,000	557,525
6.875% 2/15/38	125,000	186,282
WellPoint, Inc.:
3.125% 5/15/22	2,525,000	2,622,286
3.3% 1/15/23	4,895,000	5,123,264
3.7% 8/15/21	565,000	605,605
		36,488,060
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
3% 4/15/23	680,000	696,480
3.15% 1/15/23	365,000	375,062
		1,071,542
Pharmaceuticals - 0.2%
Actavis Funding SCS:
2.45% 6/15/19	295,000	300,237
4.75% 3/15/45	1,250,000	1,371,074
GlaxoSmithKline Capital PLC 2.85% 5/8/22	710,000	748,013
GlaxoSmithKline Capital, Inc. 2.8% 3/18/23	1,500,000	1,574,919
Johnson & Johnson:
3.55% 3/1/36	200,000	225,179
3.7% 3/1/46	395,000	455,887
5.15% 7/15/18	340,000	366,634
Merck & Co., Inc.:
2.4% 9/15/22	3,150,000	3,250,567
3.7% 2/10/45	275,000	294,794
3.875% 1/15/21	1,800,000	1,971,558
Mylan N.V.:
2.5% 6/7/19 (a)	2,686,000	2,720,064
3.15% 6/15/21 (a)	6,494,000	6,637,738
Mylan, Inc. 2.55% 3/28/19	150,000	151,843
Novartis Capital Corp.:
2.4% 9/21/22	4,195,000	4,363,652
4.4% 5/6/44	1,075,000	1,288,687
Perrigo Finance PLC 3.5% 12/15/21	948,000	972,944
Teva Pharmaceutical Finance Co. BV 2.95% 12/18/22	350,000	358,795
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	3,911,000	3,912,322
2.8% 7/21/23	2,800,000	2,811,318
3.15% 10/1/26	3,733,000	3,758,437
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17	829,000	832,676
6.125% 8/15/19	725,000	813,288
Wyeth LLC 6.45% 2/1/24	2,110,000	2,677,058
Zoetis, Inc.:
3.25% 2/1/23	5,975,000	6,146,560
4.7% 2/1/43	675,000	720,320
		48,724,564

TOTAL HEALTH CARE		104,919,523

INDUSTRIALS - 0.2%
Aerospace & Defense - 0.0%
General Dynamics Corp. 2.25% 11/15/22	400,000	409,808
Honeywell International, Inc. 5.375% 3/1/41	100,000	134,444
Lockheed Martin Corp.:
3.8% 3/1/45	560,000	581,835
4.25% 11/15/19	1,400,000	1,520,781
Northrop Grumman Corp.:
3.85% 4/15/45	595,000	634,203
4.75% 6/1/43	920,000	1,118,422
The Boeing Co. 4.875% 2/15/20	650,000	727,902
United Technologies Corp.:
6.125% 2/1/19	300,000	334,464
6.7% 8/1/28	360,000	489,726
		5,951,585
Air Freight & Logistics - 0.0%
FedEx Corp. 3.25% 4/1/26	305,000	322,690
United Parcel Service, Inc.:
3.125% 1/15/21	370,000	395,012
5.125% 4/1/19	635,000	698,276
		1,415,978
Airlines - 0.0%
American Airelines 2014-1 Class A Pass-Through Trust Equipment Trust Certificate 3.7% 4/1/28	301,419	317,244
American Airlines, Inc. equipment trust certificate 3.2% 12/15/29	540,000	562,950
Continental Airlines, Inc.:
4.15% 4/11/24	937,578	1,005,553
6.545% 8/2/20	180,086	190,549
6.795% 2/2/20	10,077	10,424
Delta Air Lines, Inc. pass-thru trust certificates 6.821% 8/10/22	147,673	173,884
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	252,856	260,442
8.36% 1/20/19	870,516	908,645
United Airlines pass-thru Trust Series 2013-1A Class O, 4.3% 2/15/27	184,942	202,974
		3,632,665
Building Products - 0.0%
Fortune Brands Home & Security, Inc. 3% 6/15/20	425,000	434,935
Masco Corp. 4.45% 4/1/25	1,610,000	1,718,675
		2,153,610
Commercial Services & Supplies - 0.0%
Republic Services, Inc. 5.5% 9/15/19	325,000	360,998
Waste Management, Inc. 2.9% 9/15/22	375,000	391,962
WMX Technologies, Inc. 4.6% 3/1/21	345,000	382,950
		1,135,910
Electrical Equipment - 0.0%
ABB Finance (U.S.A.), Inc. 2.875% 5/8/22	115,000	120,705
Fortive Corp. 3.15% 6/15/26 (a)	275,000	286,130
General Electric Capital Corp. 3.15% 9/7/22	646,000	689,672
		1,096,507
Industrial Conglomerates - 0.0%
Covidien International Finance SA 3.2% 6/15/22	715,000	756,394
Koninklijke Philips Electronics NV 5.75% 3/11/18	455,000	484,969
		1,241,363
Machinery - 0.0%
Caterpillar, Inc.:
2.6% 6/26/22	675,000	702,827
3.9% 5/27/21	1,730,000	1,901,673
Cummins, Inc. 4.875% 10/1/43	13,000	15,791
Deere & Co.:
2.6% 6/8/22	1,060,000	1,097,801
3.9% 6/9/42	250,000	277,725
John Deere Capital Corp. 2.8% 3/6/23	1,595,000	1,670,161
Xylem, Inc. 4.875% 10/1/21	525,000	569,338
		6,235,316
Professional Services - 0.0%
Equifax, Inc. 3.3% 12/15/22	300,000	313,904
Road & Rail - 0.1%
Burlington Northern Santa Fe Corp. 7.95% 8/15/30	1,580,000	2,385,574
Burlington Northern Santa Fe LLC 4.1% 6/1/21	950,000	1,051,147
Canadian National Railway Co. 2.85% 12/15/21	600,000	630,950
CSX Corp.:
3.4% 8/1/24	600,000	642,276
6.25% 3/15/18	400,000	428,880
Norfolk Southern Corp. 5.9% 6/15/19	2,337,000	2,605,937
Union Pacific Corp.:
4% 2/1/21	943,000	1,031,014
4.3% 6/15/42	175,000	199,978
		8,975,756
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.125% 1/15/18	1,941,000	1,942,902
3.375% 6/1/21	2,750,000	2,846,250
3.75% 2/1/22	4,752,000	4,963,383
3.875% 4/1/21	3,700,000	3,898,875
4.25% 9/15/24	3,212,000	3,376,615
4.75% 3/1/20	3,227,000	3,485,160
		20,513,185
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (b)	755,000	870,289

TOTAL INDUSTRIALS		53,536,068

INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.0%
Cisco Systems, Inc.:
2.2% 2/28/21	755,000	774,746
2.9% 3/4/21	150,000	158,279
3% 6/15/22	510,000	543,873
4.95% 2/15/19	550,000	598,813
		2,075,711
Electronic Equipment & Components - 0.0%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48% 6/1/19 (a)	725,000	745,267
4.42% 6/15/21 (a)	1,405,000	1,469,919
6.02% 6/15/26 (a)	5,100,000	5,467,093
		7,682,279
IT Services - 0.0%
Fiserv, Inc. 3.85% 6/1/25	975,000	1,053,304
IBM Corp. 3.375% 8/1/23	315,000	340,485
MasterCard, Inc. 3.375% 4/1/24	470,000	511,818
Total System Services, Inc. 4.8% 4/1/26	315,000	347,882
Xerox Corp. 2.95% 3/15/17	600,000	604,104
		2,857,593
Software - 0.1%
Autodesk, Inc. 3.125% 6/15/20	7,644,000	7,828,572
CA Technologies, Inc. 3.6% 8/1/20	555,000	579,940
Microsoft Corp.:
1.85% 2/12/20	550,000	559,404
2.375% 2/12/22	3,000,000	3,094,206
3.7% 8/8/46	1,700,000	1,766,128
Oracle Corp.:
2.5% 10/15/22	3,750,000	3,851,921
2.65% 7/15/26	2,045,000	2,065,857
2.8% 7/8/21	1,465,000	1,533,698
4.125% 5/15/45	545,000	581,952
		21,861,678
Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc.:
2.4% 5/3/23	2,080,000	2,129,063
2.85% 5/6/21	885,000	933,413
2.85% 2/23/23	679,000	712,835
3.25% 2/23/26	1,165,000	1,244,337
EMC Corp. 2.65% 6/1/20	320,000	317,402
Hewlett Packard Enterprise Co.:
2.45% 10/5/17 (a)	2,442,000	2,462,562
2.85% 10/5/18 (a)	1,395,000	1,421,501
3.6% 10/15/20 (a)	4,908,000	5,127,972
4.4% 10/15/22(a)	5,700,000	6,020,169
4.9% 10/15/25 (a)	4,908,000	5,233,739
HP, Inc. 4.3% 6/1/21	500,000	539,436
		26,142,429

TOTAL INFORMATION TECHNOLOGY		60,619,690

MATERIALS - 0.2%
Chemicals - 0.1%
Agrium, Inc.:
4.9% 6/1/43	150,000	158,676
5.25% 1/15/45	330,000	367,322
E.I. du Pont de Nemours & Co.:
2.8% 2/15/23	425,000	436,991
6% 7/15/18	950,000	1,030,270
Eastman Chemical Co. 4.65% 10/15/44	185,000	189,505
Ecolab, Inc. 4.35% 12/8/21	300,000	336,881
LyondellBasell Industries NV 6% 11/15/21	2,744,000	3,200,319
Monsanto Co. 4.7% 7/15/64	145,000	139,427
Praxair, Inc. 4.5% 8/15/19	220,000	239,785
The Dow Chemical Co.:
3% 11/15/22	650,000	672,861
4.125% 11/15/21	5,162,000	5,644,007
4.25% 11/15/20	2,524,000	2,738,585
		15,154,629
Containers & Packaging - 0.0%
International Paper Co.:
4.75% 2/15/22	1,920,000	2,129,236
5% 9/15/35	405,000	452,340
Rock-Tenn Co. 4.9% 3/1/22	185,000	205,620
		2,787,196
Metals & Mining - 0.1%
Alcoa, Inc.:
5.125% 10/1/24	2,162,000	2,280,910
5.4% 4/15/21	499,000	529,409
Anglo American Capital PLC:
3.625% 5/14/20 (a)	5,007,000	4,956,930
4.125% 4/15/21 (a)	6,803,000	6,734,970
4.125% 9/27/22 (a)	1,333,000	1,303,008
4.875% 5/14/25 (a)	9,393,000	9,416,483
BHP Billiton Financial (U.S.A.) Ltd.:
5% 9/30/43	445,000	531,325
6.25% 10/19/75 (a)(b)	1,979,000	2,162,058
6.5% 4/1/19	425,000	477,488
6.75% 10/19/75 (a)(b)	5,116,000	5,832,752
Rio Tinto Finance (U.S.A.) Ltd. 3.75% 6/15/25	740,000	783,684
Southern Copper Corp. 5.875% 4/23/45	400,000	406,269
		35,415,286

TOTAL MATERIALS		53,357,111

TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
AT&T, Inc.:
2.3% 3/11/19	60,000,000	61,202,520
3% 6/30/22	40,000	41,210
3.6% 2/17/23	9,834,000	10,381,036
3.8% 3/15/22	3,100,000	3,325,079
3.875% 8/15/21	3,700,000	4,010,297
4.5% 5/15/35	555,000	587,615
4.75% 5/15/46	1,565,000	1,673,530
4.8% 6/15/44	515,000	547,345
5.35% 9/1/40 (c)	590,000	674,073
5.875% 10/1/19	1,592,000	1,789,219
6.3% 1/15/38	2,523,000	3,190,058
BellSouth Capital Funding Corp. 7.875% 2/15/30	56,000	77,113
British Telecommunications PLC:
2.35% 2/14/19	275,000	280,732
9.375% 12/15/30 (b)	575,000	938,347
CenturyLink, Inc.:
5.15% 6/15/17	214,000	219,350
6% 4/1/17	534,000	548,018
6.15% 9/15/19	2,129,000	2,309,965
Embarq Corp. 7.995% 6/1/36	4,509,000	4,675,269
Verizon Communications, Inc.:
3.45% 3/15/21	10,081,000	10,754,199
4.5% 9/15/20	48,080,000	53,058,299
4.522% 9/15/48	1,186,000	1,257,582
4.672% 3/15/55	1,971,000	2,049,771
5.012% 8/21/54	1,162,000	1,274,082
6% 4/1/41	2,150,000	2,728,126
6.1% 4/15/18	4,623,000	4,975,749
		172,568,584
Wireless Telecommunication Services - 0.0%
America Movil S.A.B. de CV 5% 3/30/20	1,175,000	1,298,280
Rogers Communications, Inc.:
3% 3/15/23	150,000	156,420
6.8% 8/15/18	200,000	219,670
		1,674,370

TOTAL TELECOMMUNICATION SERVICES		174,242,954

UTILITIES - 0.5%
Electric Utilities - 0.3%
Alabama Power Co.:
3.85% 12/1/42	500,000	535,815
4.1% 1/15/42	225,000	246,901
Arizona Public Service Co. 3.75% 5/15/46	340,000	363,003
Baltimore Gas & Electric Co. 3.35% 7/1/23	220,000	234,280
CenterPoint Energy Houston Electric LLC 2.25% 8/1/22	530,000	528,636
Cleveland Electric Illuminating Co. 5.7% 4/1/17	851,000	870,541
Commonwealth Edison Co.:
3.65% 6/15/46	550,000	580,850
3.7% 3/1/45	315,000	332,330
4.6% 8/15/43	945,000	1,133,155
Connecticut Light & Power Co. 4.15% 6/1/45	345,000	393,014
Duke Energy Carolinas LLC:
4.25% 12/15/41	980,000	1,116,940
6.1% 6/1/37	775,000	1,038,977
Duke Energy Corp. 2.1% 6/15/18	1,559,000	1,577,658
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (a)	8,875,000	10,016,937
6.4% 9/15/20 (a)	4,858,000	5,509,458
Entergy Corp.:
4% 7/15/22	5,000,000	5,375,635
5.125% 9/15/20	545,000	605,257
Entergy Louisiana LLC 4.05% 9/1/23	880,000	974,453
FirstEnergy Corp.:
4.25% 3/15/23	12,580,000	13,303,916
7.375% 11/15/31	10,940,000	14,273,757
FirstEnergy Solutions Corp. 6.05% 8/15/21	5,244,000	4,557,744
Florida Power & Light Co. 2.75% 6/1/23	1,200,000	1,247,489
IPALCO Enterprises, Inc. 3.45% 7/15/20	8,163,000	8,367,075
LG&E and KU Energy LLC 3.75% 11/15/20	686,000	735,959
Northern States Power Co. 6.25% 6/1/36	370,000	519,310
Pacific Gas & Electric Co.:
4.3% 3/15/45	1,175,000	1,346,800
5.125% 11/15/43	175,000	220,368
6.05% 3/1/34	1,800,000	2,437,295
PacifiCorp 5.75% 4/1/37	900,000	1,195,005
Pennsylvania Electric Co. 6.05% 9/1/17	1,245,000	1,294,760
PPL Capital Funding, Inc. 4.2% 6/15/22	495,000	540,039
Progress Energy, Inc. 4.875% 12/1/19	450,000	491,724
Public Service Co. of Colorado 2.5% 3/15/23	645,000	658,551
Puget Sound Energy, Inc. 5.764% 7/15/40	285,000	384,588
Southern California Edison Co.:
3.6% 2/1/45	665,000	708,371
4.65% 10/1/43	1,375,000	1,693,054
Virginia Electric & Power Co. 6% 5/15/37	550,000	743,884
Wisconsin Power & Light Co. 4.1% 10/15/44	240,000	268,960
		86,422,489
Gas Utilities - 0.0%
AGL Capital Corp.:
3.5% 9/15/21	1,030,000	1,085,467
4.4% 6/1/43	290,000	312,134
Atmos Energy Corp. 4.125% 10/15/44	360,000	399,794
Southern Natural Gas Co. 5.9% 4/1/17 (a)(b)	732,000	750,463
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	527,000	564,247
		3,112,105
Independent Power and Renewable Electricity Producers - 0.1%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	12,900,000	13,009,650
Emera U.S. Finance LP:
2.15% 6/15/19 (a)	1,324,000	1,339,858
2.7% 6/15/21 (a)	1,304,000	1,332,941
3.55% 6/15/26 (a)	2,880,000	3,031,013
Exelon Generation Co. LLC 2.95% 1/15/20	120,000	123,385
PSEG Power LLC 3% 6/15/21	1,075,000	1,104,963
		19,941,810
Multi-Utilities - 0.1%
Berkshire Hathaway Energy Co. 4.5% 2/1/45	755,000	864,216
Dominion Resources, Inc.:
2.9311% 9/30/66 (b)	6,307,000	4,982,530
3.4561% 6/30/66 (b)	924,000	813,120
4.45% 3/15/21	1,660,000	1,830,590
NiSource Finance Corp.:
4.8% 2/15/44	230,000	265,233
5.45% 9/15/20	3,370,000	3,792,241
5.95% 6/15/41	640,000	815,114
NorthWestern Energy Corp. 4.176% 11/15/44	330,000	364,304
Puget Energy, Inc.:
5.625% 7/15/22	4,555,000	5,230,420
6% 9/1/21	4,353,000	5,024,058
6.5% 12/15/20	1,405,000	1,632,835
San Diego Gas & Electric Co.:
2.5% 5/15/26	260,000	262,904
3.6% 9/1/23	1,025,000	1,127,385
Wisconsin Energy Corp. 6.25% 5/15/67 (b)	1,012,000	865,260
		27,870,210

TOTAL UTILITIES		137,346,614

TOTAL NONCONVERTIBLE BONDS
(Cost $2,481,895,245)		2,563,443,457

U.S. Government and Government Agency Obligations - 3.9%
U.S. Government Agency Obligations - 0.0%
Fannie Mae:
1.125% 10/19/18	$165,000	$165,674
1.125% 12/14/18	3,510,000	3,522,559
2.625% 9/6/24	1,835,000	1,962,714
6.25% 5/15/29	520,000	754,469
Freddie Mac 2.375% 1/13/22	2,965,000	3,116,354
Tennessee Valley Authority:
2.875% 9/15/24	435,000	471,111
4.25% 9/15/65	600,000	728,719
5.25% 9/15/39	670,000	944,451
5.5% 7/18/17	210,000	218,782
7.125% 5/1/30	855,000	1,320,568

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		13,205,401

U.S. Treasury Inflation-Protected Obligations - 1.2%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	93,577,512	97,303,511
1% 2/15/46	39,857,030	44,416,614
U.S. Treasury Inflation-Indexed Notes:
0.375% 7/15/25	129,420,759	132,313,357
0.625% 1/15/26	64,070,767	66,789,094

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		340,822,576

U.S. Treasury Obligations - 2.7%
U.S. Treasury Bonds:
2.5% 2/15/45	6,975,000	7,366,528
2.5% 2/15/46	93,710,000	98,988,497
2.5% 5/15/46	685,000	724,869
2.75% 11/15/42	4,335,000	4,815,236
2.875% 5/15/43	28,010,000	31,826,363
3% 11/15/44	12,205,000	14,205,473
3% 5/15/45	14,201,000	16,529,183
3% 11/15/45	40,000,000	46,601,560
4.625% 2/15/40	5,665,000	8,321,794
5.5% 8/15/28	8,850,000	12,520,679
6.125% 8/15/29	6,335,000	9,587,877
8% 11/15/21	4,045,000	5,423,617
U.S. Treasury Notes:
0.75% 8/15/19	10,885,000	10,829,301
0.875% 11/30/17	152,320,000	152,581,838
0.875% 1/15/18	37,690,000	37,748,872
0.875% 1/31/18	38,675,000	38,736,957
0.875% 5/31/18	16,665,000	16,683,881
1% 5/31/18	38,555,000	38,679,995
1% 8/15/18	9,755,000	9,787,387
1.125% 7/31/21	9,895,000	9,855,192
1.125% 8/31/21	3,015,000	3,004,399
1.25% 11/30/18	21,730,000	21,919,290
1.375% 8/31/23	2,180,000	2,168,675
1.5% 10/31/19	39,045,000	39,674,913
1.5% 8/15/26	1,635,000	1,622,993
1.625% 4/30/19	23,045,000	23,483,385
1.625% 4/30/23	3,350,000	3,391,483
1.75% 9/30/19	8,435,000	8,636,318
1.75% 2/28/22	875,000	895,713
1.75% 3/31/22	5,935,000	6,072,710
2% 11/30/20	3,695,000	3,822,448
2% 11/30/22	11,285,000	11,696,722
2% 2/15/25	22,100,000	22,900,263
2.125% 9/30/21	27,300,000	28,476,248
2.125% 12/31/21	685,000	714,862
2.125% 12/31/22	9,610,000	10,029,313
2.375% 8/15/24	7,575,000	8,062,345
2.625% 1/31/18	1,110,000	1,138,791
2.625% 11/15/20	29,015,000	30,753,637

TOTAL U.S. TREASURY OBLIGATIONS		800,279,607

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,113,371,989)		1,154,307,584

U.S. Government Agency - Mortgage Securities - 8.4%
Fannie Mae - 5.1%
2% 8/1/31	2,021,665	2,048,752
2.5% 5/1/27 to 10/1/43	55,669,860	57,429,153
2.5% 9/1/31 (d)	10,000,000	10,329,749
2.5% 9/1/31 (d)	22,200,000	22,932,043
2.5% 9/1/31 (d)	3,500,000	3,615,412
2.5% 9/1/31 (c)(d)	9,000,000	9,296,774
2.5% 9/1/31 (d)	3,000,000	3,098,925
2.5% 10/1/46 (d)	2,500,000	2,516,797
2.795% 2/1/35 (b)	396,972	418,372
2.803% 6/1/36 (b)	24,900	26,006
3% 12/1/26 to 7/1/46 (d)	174,007,898	181,594,948
3% 9/1/31 (d)	10,300,000	10,783,280
3% 9/1/31 (d)	2,500,000	2,617,301
3% 9/1/31 (d)	1,000,000	1,046,920
3% 9/1/46 (d)	33,000,000	34,219,452
3% 9/1/46 (d)	28,100,000	29,138,382
3% 9/1/46 (c)(d)	1,400,000	1,451,734
3% 9/1/46 (d)	8,500,000	8,814,101
3% 9/1/46 (d)	5,500,000	5,703,242
3% 9/1/46 (d)	3,800,000	3,940,422
3% 9/1/46 (d)	17,800,000	18,457,765
3% 10/1/46 (d)	33,000,000	34,152,423
3% 10/1/46 (d)	900,000	931,430
3% 10/1/46 (d)	27,200,000	28,149,876
3% 10/1/46 (d)	17,800,000	18,421,610
3% 10/1/46 (d)	3,800,000	3,932,703
3.005% 7/1/37 (b)	42,743	45,435
3.5% 9/1/25 to 6/1/46	297,193,550	315,361,880
3.5% 9/1/31 (d)	4,700,000	4,963,814
3.5% 9/1/46 (d)	1,900,000	2,001,681
3.5% 9/1/46 (d)	3,000,000	3,160,549
3.5% 9/1/46 (d)	2,000,000	2,107,032
3.5% 9/1/46 (d)	7,000,000	7,374,613
3.5% 9/1/46 (d)	500,000	526,758
3.5% 9/1/46 (d)	44,800,000	47,197,526
3.5% 9/1/46 (d)	500,000	526,758
3.5% 9/1/46 (d)	2,500,000	2,633,791
4% 11/1/31 to 6/1/46	228,218,034	245,885,016
4% 9/1/46 (d)	11,500,000	12,316,679
4% 9/1/46 (d)	5,100,000	5,462,180
4% 9/1/46 (d)	23,450,000	25,115,316
4% 9/1/46 (d)	1,000,000	1,071,016
4% 9/1/46 (d)	27,100,000	29,024,523
4% 9/1/46 (d)	4,500,000	4,819,570
4% 9/1/46 (d)	500,000	535,508
4.5% 6/1/24 to 2/1/45	75,409,527	82,939,654
4.5% 9/1/46 (d)	12,300,000	13,432,946
4.5% 9/1/46 (d)	5,000,000	5,460,547
4.5% 9/1/46 (d)	2,000,000	2,184,219
4.5% 9/1/46 (d)	5,000,000	5,460,547
4.5% 9/1/46 (d)	5,700,000	6,225,024
5% 10/1/21 to 11/1/44	77,531,220	86,527,206
5.255% 8/1/41	609,790	679,453
5.5% 7/1/25 to 9/1/41	54,329,641	61,409,510
5.5% 9/1/46 (c)(d)	1,000,000	1,125,469
6% 3/1/22 to 1/1/42	17,246,129	19,798,655
6.5% 2/1/36	8,121	9,479

TOTAL FANNIE MAE		1,490,449,926

Freddie Mac - 1.9%
2.5% 3/1/28 to 2/1/43	9,721,553	10,050,416
2.5% 10/1/31 (d)	1,000,000	1,031,725
3% 10/1/28 to 6/1/46	92,522,450	96,752,458
3% 9/1/31 (d)	1,500,000	1,571,953
3% 9/1/46 (d)	16,800,000	17,421,726
3% 9/1/46 (d)	18,100,000	18,769,836
3% 9/1/46 (d)	4,000,000	4,148,030
3% 9/1/46 (c)(d)	2,000,000	2,074,015
3% 10/1/46 (d)	500,000	517,410
3.5% 8/1/26 to 5/1/46 (e)	171,149,740	181,626,474
3.5% 9/1/46 (c)(d)	3,000,000	3,158,203
3.5% 9/1/46 (d)	500,000	526,367
3.5% 9/1/46 (d)	3,000,000	3,158,203
3.5% 9/1/46 (d)	300,000	315,820
3.5% 9/1/46 (d)	27,300,000	28,739,649
3.5% 10/1/46 (d)	4,000,000	4,205,782
3.5% 10/1/46 (d)	1,000,000	1,051,445
3.581% 10/1/35 (b)	24,041	25,613
4% 6/1/33 to 4/1/46	101,607,796	109,369,614
4% 9/1/46 (c)(d)	4,500,000	4,815,138
4% 10/1/46 (d)	4,000,000	4,276,528
4.5% 7/1/25 to 12/1/44	29,956,834	32,947,403
5% 10/1/33 to 7/1/41	14,458,251	16,134,318
5.5% 3/1/34 to 7/1/35	1,435,921	1,621,587
6% 7/1/37 to 9/1/38	597,356	683,914
6.5% 9/1/39	1,247,376	1,440,606

TOTAL FREDDIE MAC		546,434,233

Ginnie Mae - 1.4%
3% 8/20/42 to 3/15/45	50,119,497	52,718,249
3% 9/1/46 (d)	2,800,000	2,931,687
3% 9/1/46 (d)	3,800,000	3,978,719
3% 9/1/46 (d)	1,400,000	1,465,844
3% 9/1/46 (d)	1,600,000	1,675,250
3% 9/1/46 (d)	2,100,000	2,198,766
3% 9/1/46 (d)	800,000	837,625
3% 9/1/46 (d)	2,070,000	2,167,355
3% 9/1/46 (d)	1,100,000	1,151,734
3% 9/1/46 (d)	4,000,000	4,188,125
3% 9/1/46 (d)	4,000,000	4,188,125
3% 10/1/46 (d)	2,000,000	2,090,078
3% 10/1/46 (d)	4,500,000	4,702,676
3% 10/1/46 (d)	3,500,000	3,657,637
3.5% 9/20/40 to 6/20/46	159,194,758	170,086,674
3.5% 9/1/46 (d)	6,000,000	6,366,094
3.5% 9/1/46 (d)	3,500,000	3,713,555
3.5% 9/1/46 (d)	6,050,000	6,419,144
3.5% 9/1/46 (d)	600,000	636,609
3.5% 9/1/46 (d)	6,500,000	6,896,601
4% 5/20/40 to 11/20/45 (f)	64,167,576	69,275,255
4% 9/1/46 (d)	1,000,000	1,068,594
4.5% 5/15/39 to 6/20/45	47,317,123	51,669,393
5% 6/20/34 to 9/15/41	11,227,836	12,539,387
5% 9/1/46 (d)	1,500,000	1,662,656
5.5% 12/20/28 to 3/20/41	1,933,467	2,213,155

TOTAL GINNIE MAE		420,498,987

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $2,425,336,409)		2,457,383,146

Asset-Backed Securities - 0.2%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1.1929% 4/25/35 (b)	$106,210	$99,043
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 2.1744% 3/25/34 (b)	28,694	27,576
American Credit Acceptance Receivable Trust Series 2016-1A Class A, 2.37% 5/12/20 (a)	1,735,411	1,742,834
American Credit Acceptance Receivables Trust Series 2015-3 Class A, 1.95% 9/12/19 (a)	1,766,925	1,768,772
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.5379% 12/25/33 (b)	6,825	6,264
Series 2004-R2 Class M3, 1.3129% 4/25/34 (b)	14,473	10,994
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.2679% 3/25/34 (b)	7,674	6,954
Series 2004-W7 Class M1, 1.3129% 5/25/34 (b)	186,139	171,247
Series 2006-W4 Class A2C, 0.6844% 5/25/36 (b)	180,937	61,768
Avis Budget Rental Car Funding (AESOP) LLC Series 2012-2A Class A, 2.802% 5/20/18 (a)	1,800,000	1,811,298
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.6644% 12/25/36 (b)	289,000	165,835
Chase Issuance Trust:
Series 2012-A4 Class A4, 1.58% 8/16/21	1,200,000	1,207,020
Series 2012-A7 Class A7, 2.16% 9/16/24	700,000	710,609
Citi Held For Asset Issuance Series 2015-PM33 Class A, 2.56% 5/16/22 (a)	942,968	943,087
Citi Held For Asset Issuance 2 Series 2015-PM2 Class A, 2% 3/15/22 (a)	1,281,233	1,280,392
Citibank Credit Card Issuance Trust:
Series 2014-A1 Class A1, 2.88% 1/23/23	1,300,000	1,372,379
Series 2014-A6 Class A6, 2.15% 7/15/21	400,000	408,731
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.7744% 3/25/32 (b)	4,144	4,070
Series 2004-3 Class M4, 1.9794% 4/25/34 (b)	9,531	8,458
Series 2004-4 Class M2, 1.3194% 6/25/34 (b)	14,463	13,486
CPS Auto Trust Series 2015-C Class A, 1.77% 6/17/19 (a)	3,628,241	3,637,502
Drive Auto Receivables Trust Series 2015-DA Class A2A, 1.23% 6/15/18 (a)	150,490	150,425
Exeter Automobile Receivables Trust Series 2016-1A Class A, 2.8% 7/15/20 (a)	3,124,374	3,125,838
Fannie Mae Series 2004-T5 Class AB3, 1.1662% 5/28/35 (b)	6,234	5,437
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.3494% 3/25/34 (b)	1,387	1,171
Flagship Credit Auto Trust:
Series 2015-3 Class A, 2.34% 10/15/20 (a)	3,597,027	3,611,422
Series 2016-1 Class A, 2.53% 12/15/20 (a)	6,932,099	6,966,197
Fremont Home Loan Trust Series 2005-A Class M4, 1.5444% 1/25/35 (b)	55,381	29,623
GE Business Loan Trust Series 2006-2A:
Class A, 0.6877% 11/15/34 (a)(b)	83,488	77,364
Class B, 0.7877% 11/15/34 (a)(b)	30,198	26,929
Class C, 0.8877% 11/15/34 (a)(b)	50,181	44,039
Grain Spectrum Funding II LLC Series 2014-1 3.29% 10/10/34 (a)	3,221,026	3,234,748
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (a)	24,029	530
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.8444% 8/25/33 (b)	28,434	26,482
Series 2003-3 Class M1, 1.8144% 8/25/33 (b)	64,953	60,900
Series 2003-5 Class A2, 1.2244% 12/25/33 (b)	5,278	4,842
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.7144% 1/25/37 (b)	231,000	161,837
Invitation Homes Trust Series 2015-SFR3 Class E, 4.2321% 8/17/32 (a)(b)	2,277,000	2,285,327
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.9601% 12/27/29 (b)	5,391	5,371
Series 2006-A Class 2C, 1.7901% 3/27/42 (b)	406,000	200,350
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.8244% 5/25/37 (b)	43,506	1,047
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.2744% 7/25/34 (b)	11,682	9,681
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.4994% 7/25/34 (b)	21,860	20,613
Series 2006-FF1 Class M2, 0.8144% 8/25/36 (b)	2,200,000	2,134,015
Series 2006-FM1 Class A2B, 0.5979% 4/25/37 (b)	5,661	4,886
Series 2006-OPT1 Class A1A, 1.0444% 6/25/35 (b)	187,278	180,266
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.2044% 8/25/34 (b)	9,173	7,853
Series 2004-NC8 Class M6, 2.3994% 9/25/34 (b)	13,675	12,728
Series 2005-NC1 Class M1, 1.1844% 1/25/35 (b)	32,687	29,316
Series 2005-NC2 Class B1, 2.2794% 3/25/35 (b)	25,008	577
Nationstar HECM Loan Trust Series 2016-1A Class A, 3.1294% 2/25/26 (a)	5,111,336	5,132,231
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1.0344% 9/25/35 (b)	229,000	215,500
OneMain Financial Issuance Trust:
Series 2014-1A Class A, 2.43% 6/18/24 (a)	708,278	708,987
Series 2014-2A Class A, 2.47% 9/18/24 (a)	5,847,240	5,856,128
Park Place Securities, Inc. Series 2004-WCW1:
Class M3, 2.3994% 9/25/34 (b)	85,000	77,649
Class M4, 2.6994% 9/25/34 (b)	109,000	67,704
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.3244% 4/25/33 (b)	815	687
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.6025% 6/15/33 (b)	69,311	65,621
Springcastle SPV Series 2014-AA Class A, 2.7% 5/25/23 (a)	4,194,331	4,197,797
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.3844% 9/25/34 (b)	4,618	4,112
Vericrest Opportunity Loan Trust:
Series 2014-NP11 Class A1, 3.875% 4/25/55 (a)	535,312	536,499
Series 2014-NPL7 Class A1, 3.375% 8/27/57 (a)	8,309,967	8,297,897
TOTAL ASSET-BACKED SECURITIES
(Cost $62,387,423)		63,038,945

Collateralized Mortgage Obligations - 0.3%
Private Sponsor - 0.1%
Accredited Mortgage Loan Trust floater Series 2006-1 Class A3, 0.6679% 4/25/36 (b)	1,498,434	1,491,913
Banc of America Funding Corp. Series 2015-R3 Class 10A1, 0.6279% 6/27/36 (a)(b)	3,032,936	2,925,443
Banc of America Funding Trust sequential payer Series 2010-R3 Class 1A1, 2.9241% 12/26/35 (a)(b)	639,480	639,218
BCAP LLC II Trust Series 2012-RR10 Class 5A5, 0.7528% 4/26/36 (a)(b)	758,246	747,854
BCAP LLC Trust sequential payer Series 2012-RR5 Class 8A5, 0.6481% 7/26/36 (a)(b)	493,108	468,552
CSMC:
floater Series 2015-1R Class 6A1, 0.7326% 5/27/37 (a)(b)	1,401,898	1,298,678
Series 2011-2R Class 2A1, 2.6521% 7/27/36 (a)	1,387,380	1,367,432
Exeter Automobile Receivables Trust Series 2015-2A Class A, 1.54% 11/15/19 (a)	2,386,625	2,381,209
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.7843% 10/25/34 (b)	52,256	51,836
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.9609% 8/25/36 (b)	127,700	114,843
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.6944% 2/25/37 (b)	92,997	85,748
Nationstar HECM Loan Trust sequential payer Series 2015-2A Class A, 2.8826% 11/25/25 (a)	2,795,119	2,795,119
Nomura Resecuritization Trust sequential payer Series 2011-3RA Class 2A1, 2.9036% 3/26/37 (a)(b)	1,235,957	1,218,947
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.8144% 7/25/35 (b)	115,883	111,976
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.8243% 6/10/35 (a)(b)	40,124	32,913
Class B6, 3.3243% 6/10/35 (a)(b)	53,221	39,710
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.8046% 7/20/34 (b)	3,448	3,374
Structured Asset Securities Corp. Series 2003-15A Class 4A, 3.28% 4/25/33 (b)	7,351	7,248
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1.1644% 9/25/43 (b)	5,916,649	5,691,298
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR2 Class 3A1, 2.8409% 3/25/35 (b)	4,136,821	4,160,829
Wells Fargo Mortgage Loan Trust sequential payer Series 2011-RR4 Class 2A1, 2.921% 6/27/36 (a)(b)	587,161	575,682

TOTAL PRIVATE SPONSOR		26,209,822

U.S. Government Agency - 0.2%
Fannie Mae:
Series 2007-75 Class JI, 6.0206% 8/25/37 (b)(g)	2,214,616	435,364
Series 2011-110 Class SA, 6.0856% 4/25/41 (b)(g)	1,070,228	152,100
Series 2011-123 Class SD, 7.1244% 8/25/39 (b)(g)	941,947	121,629
Series 2012-100 Class WI, 3% 9/25/27 (g)	1,440,435	127,206
Series 2012-14 Class JS, 6.1256% 12/25/30 (b)(g)	576,228	79,343
Series 2013-133 Class IB, 3% 4/25/32 (g)	1,023,292	77,712
Series 2013-51 Class GI, 3% 10/25/32 (g)	1,685,528	180,477
Series 2014-68 Class ID, 3.5% 3/25/34 (g)	723,672	78,120
Series 2015-42 Class LS, 5.6756% 6/25/45 (b)(g)(h)	2,007,549	369,049
Series 2015-70 Class JC, 3% 10/25/45	2,000,738	2,090,507
Freddie Mac:
Series 3237 Class C, 5.5% 11/15/36	836,990	972,650
Series 3955 Class YI, 3% 11/15/21 (g)	571,235	29,165
Series 3980 Class EP, 5% 1/15/42	6,340,330	7,068,375
Series 4055 Class BI, 3.5% 5/15/31 (g)	958,760	82,998
Series 4149 Class IO, 3% 1/15/33 (g)	738,641	97,587
Series 4314 Class AI, 5% 3/15/34 (g)	410,768	56,412
Series 4427 Class LI, 3.5% 2/15/34 (g)	1,605,217	151,038
Series 4471 Class PA 4% 12/15/40	2,509,124	2,656,852
Series 4476 Class IA, 3.5% 1/15/32 (g)	1,883,365	133,214
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40	1,588,444	1,736,330
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2010-H27 Series FA, 0.8476% 12/20/60 (b)(i)	1,437,843	1,425,397
Series 2011-H20 Class FA, 1.0176% 9/20/61 (b)(i)	7,495,206	7,480,400
Series 2012-H18 Class NA, 0.9876% 8/20/62 (b)(i)	1,589,029	1,584,337
Series 2013-H19 Class FC, 1.0676% 8/20/63 (b)(i)	3,871,088	3,870,458
Series 2015-H13 Class FL, 0.7476% 5/20/63 (b)(i)	3,239,820	3,227,860
Series 2015-H19 Class FA, 0.6676% 4/20/63 (b)(i)	2,791,844	2,778,733
Series 2010-14 Class SN, 5.4434% 2/16/40 (b)(g)(h)	1,093,338	198,530
Series 2010-98 Class HS, 6.0876% 8/20/40 (b)(g)	465,986	80,258
Series 2011-94 Class SA, 5.5876% 7/20/41 (b)(g)(h)	387,429	60,252
Series 2013-147 Class A/S, 5.6376% 10/20/43 (b)(g)	655,916	99,556
Series 2013-160 Class MS, 5.6876% 9/20/32 (b)(g)(h)	1,028,198	201,785
Series 2015-H13 Class HA, 2.5% 8/20/64 (i)	6,273,053	6,356,288
Series 2015-H17 Class HA, 2.5% 5/20/65 (i)	4,523,695	4,586,909
Ginnie Mae pass thru certificates Series 2010-85 Class SE, 6.0376% 7/20/40 (b)(g)	410,568	69,979

TOTAL U.S. GOVERNMENT AGENCY		48,716,870

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $74,987,149)		74,926,692

Commercial Mortgage Securities - 1.4%
Banc of America Commercial Mortgage Trust:
sequential payer Series 2006-3 Class A4, 5.889% 7/10/44 (b)	46,431	46,364
Series 2007-2 Class A4, 5.6241% 4/10/49 (b)	11,236,466	11,325,345
Series 2007-3 Class A4, 5.5433% 6/10/49 (b)	1,703,218	1,727,173
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class A, 3.3228% 9/10/28 (a)	4,400,000	4,545,924
Bayview Commercial Asset Trust floater:
Series 2005-3A Class A2, 0.9244% 11/25/35 (a)(b)	43,251	37,084
Series 2005-4A:
Class A2, 0.9144% 1/25/36 (a)(b)	107,714	92,595
Class M1, 0.9744% 1/25/36 (a)(b)	34,767	28,736
Series 2006-4A Class A2, 0.7944% 12/25/36 (a)(b)	320,454	267,204
Series 2007-1 Class A2, 0.7944% 3/25/37 (a)(b)	66,777	56,428
Series 2007-2A:
Class A1, 0.7944% 7/25/37 (a)(b)	197,505	169,834
Class A2, 0.8444% 7/25/37 (a)(b)	184,917	146,961
Class M1, 0.8944% 7/25/37 (a)(b)	62,941	47,827
Series 2007-3:
Class A2, 0.8144% 7/25/37 (a)(b)	67,329	53,444
Class M1, 0.8344% 7/25/37 (a)(b)	35,681	27,209
Class M2, 0.8644% 7/25/37 (a)(b)	38,163	27,711
Class M3, 0.8944% 7/25/37 (a)(b)	61,123	41,215
Class M4, 1.0244% 7/25/37 (a)(b)	96,494	64,555
Class M5, 1.1244% 7/25/37 (a)(b)	45,896	22,643
Bear Stearns Commercial Mortgage Securities Trust sequential payer Series 2007-PW16 Class A4, 5.7197% 6/11/40 (b)	3,660,465	3,729,174
C-BASS Trust floater Series 2006-SC1 Class A, 0.7579% 5/25/36 (a)(b)	9,017	8,857
CDGJ Commercial Mortgage Trust Series 2014-BXCH:
Class A, 2.0801% 12/15/27 (a)(b)	10,146,947	10,169,246
Class DPA, 3.6801% 12/15/27 (a)(b)	1,514,765	1,497,654
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	438,046	437,529
Series 2007-C6 Class A4, 5.7119% 12/10/49 (b)	3,500,000	3,570,460
Series 2015-GC27 Class A5, 3.137% 2/10/48	1,000,000	1,053,795
Series 2016-C2 Class A3, 2.575% 8/10/49	2,800,000	2,827,968
Series 2016-GC36 Class A4, 3.349% 2/10/49	2,500,000	2,691,219
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer:
Series 2006-CD3 Class A5, 5.617% 10/15/48	1,186,787	1,185,739
Series 2007-CD4 Class A4, 5.322% 12/11/49	4,811,275	4,830,773
COMM Mortgage Trust:
Series 2013-CR10 Class XA, 0.9462% 8/10/46 (b)(g)	8,369,551	332,573
Series 2014-CR19 Class XA, 1.2786% 8/10/47 (b)(g)	12,652,088	800,195
Series 2014-CR20 Class XA, 1.1975% 11/10/47 (b)(g)	10,666,421	706,048
Series 2014-CR21 Class A2, 3.095% 12/10/47	520,000	542,580
Series 2014-LC17 Class XA, 0.9979% 10/10/47 (b)(g)	12,122,481	566,608
Series 2014-UBS4 Class XA, 1.263% 8/10/47 (b)(g)	10,659,047	690,268
Series 2014-UBS6 Class XA, 1.0618% 12/10/47 (b)(g)	7,160,178	422,884
Series 2015-CR23 Class A3, 3.23% 5/10/48	2,500,000	2,657,455
Series 2015-CR24 Class A4, 3.432% 8/10/48	1,500,000	1,621,658
Series 2015-PC1 Class A4, 3.62% 7/10/50	1,900,000	2,064,658
COMM Mortgage Trust pass-thru certificates sequential payer Series 2006-C8 Class A4, 5.306% 12/10/46	457,084	457,047
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.6994% 6/15/39 (b)	3,737,425	3,782,538
Series 2007-C5 Class A4, 5.695% 9/15/40 (b)	183,501	188,131
CSMC Series 2015-TOWN:
Class A, 1.7577% 3/15/17 (a)(b)	6,254,000	6,254,646
Class B, 2.4077% 3/15/17 (a)(b)	404,000	396,863
Class C, 2.7577% 3/15/17 (a)(b)	404,000	395,555
Class D, 3.7077% 3/15/17 (a)(b)	404,000	396,139
Freddie Mac:
sequential payer:
Series K029 Class A2, 3.32% 2/25/23 (b)	7,350,000	8,029,586
Series K034 Class A2, 3.531% 7/25/23	4,000,000	4,430,259
Series K717 Class A2, 2.991% 9/25/21	2,758,000	2,932,518
Series K721 Class A2, 3.09% 8/25/22	5,800,000	6,227,886
GAHR Commercial Mortgage Trust:
floater Series 2015-NRF Class AFL1, 1.8077% 12/15/34 (a)(b)	8,174,395	8,212,706
Series 2015-NRF Class AFX, 3.2349% 12/15/34 (a)	2,300,000	2,395,372
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	5,974,000	6,038,486
Series 2007-C1 Class A1A, 5.483% 12/10/49 (b)	9,742,736	9,846,546
Greenwich Capital Commercial Funding Corp. sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	13,199,015	13,274,076
GS Mortgage Securities Corp. Trust Series 2013-C, 2.974% 1/10/30 (a)	720,000	720,827
GS Mortgage Securities Trust:
sequential payer Series 2006-GG8 Class A1A, 5.547% 11/10/39	316,097	315,886
Series 2014-GC18, 2.924% 1/10/47	800,000	816,533
Series 2014-GC22 Class A3, 3.516% 6/10/47	800,000	848,600
Series 2015-GC30 Class A3, 3.119% 5/10/50	2,000,000	2,109,774
Series 2015-GC34 Class XA, 1.3751% 10/10/48 (b)(g)	6,268,872	572,878
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (a)	760,000	762,016
Class DFX, 4.4065% 11/5/30 (a)	7,193,000	7,216,184
Hyatt Hotel Portfolio Trust floater Series 2015-HYT Class A, 1.7577% 11/15/29 (a)(b)	4,000,000	4,004,960
JPMBB Commercial Mortgage Securities Trust:
sequential payer Series 2014-C21 Class A3, 3.4353% 8/15/47 (a)	1,900,000	2,011,433
Series 2015-C30 Class A4, 3.5508% 7/15/48	1,900,000	2,059,154
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-CBX Class XA, 1.698% 6/15/45 (b)(g)	34,767,934	2,192,925
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2014-BXH:
Class C, 2.1577% 4/15/27 (a)(b)	1,239,000	1,215,198
Class D, 2.7577% 4/15/27 (a)(b)	2,642,000	2,572,969
sequential payer:
Series 2006-CB17 Class A4, 5.429% 12/12/43	115,014	115,080
Series 2007-CB18 Class A4, 5.44% 6/12/47	26,250,862	26,441,706
Series 2007-CB20 Class A4, 5.794% 2/12/51	8,836,438	9,092,305
Series 2007-LD11 Class A4, 5.7416% 6/15/49 (b)	42,157,608	42,831,902
Series 2007-LDPX Class A3, 5.42% 1/15/49	7,918,035	7,997,653
Series 2007-CB19:
Class B, 5.6986% 2/12/49 (b)	24,000	5,268
Class C, 5.6986% 2/12/49 (b)	62,000	4,065
Class D, 5.6986% 2/12/49 (b)	44,047	20
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (b)	2,300	0
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9184% 7/15/44 (b)	5,049,525	5,191,846
LB-UBS Commercial Mortgage Trust sequential payer Series 2007-C1 Class A4, 5.424% 2/15/40	2,410,025	2,424,886
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.4984% 1/12/44 (a)(b)	62,414	62,281
Series 2007-C1 Class A4, 5.8262% 6/12/50 (b)	7,022,000	7,189,731
Series 2008-C1 Class A4, 5.69% 2/12/51	408,733	421,215
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-5 Class A4, 5.378% 8/12/48	7,053,560	7,095,217
Series 2007-6 Class A4, 5.485% 3/12/51 (b)	2,446,000	2,475,142
Series 2007-7 Class A4, 5.7387% 6/12/50 (b)	1,325,955	1,351,340
Series 2007-8 Class A3, 5.8755% 8/12/49 (b)	232,940	238,519
Morgan Stanley BAML Trust:
sequential payer Series 2014-C16 Class A3, 3.592% 6/15/47	2,600,000	2,761,435
Series 2014-C14 Class A2, 2.916% 2/15/47	1,300,000	1,339,615
Series 2014-C17 Class A2, 3.119% 8/15/47	1,700,000	1,772,042
Series 2015-C25:
Class A4, 3.372% 10/15/48	2,800,000	3,012,687
Class XA, 1.1512% 10/15/48 (b)(g)	11,241,336	848,032
Series 2015-C26 Class A4, 3.252% 10/15/48	3,200,000	3,423,393
Morgan Stanley Capital I Trust:
floater Series 2006-XLF Class C, 1.708% 7/15/19 (a)(b)	57,391	57,374
sequential payer Series 2007-IQ15 Class A4, 5.9056% 6/11/49 (b)	15,865,800	16,328,525
Series 2007-IQ14 Class A4, 5.692% 4/15/49	7,001,000	7,084,840
Series 2015-UBS8 Class A3, 3.54% 12/15/48	3,000,000	3,271,493
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-C29 Class A4, 5.308% 11/15/48	1,430,387	1,433,795
Series 2007-C30 Class A5, 5.342% 12/15/43	28,377,000	28,608,908
Series 2007-C31:
Class A4, 5.509% 4/15/47	39,018,321	39,447,089
Class A5, 5.5% 4/15/47	7,119,000	7,257,576
Series 2007-C32 Class A3, 5.7021% 6/15/49 (b)	11,015,294	11,263,473
Series 2007-C33:
Class A4, 5.9484% 2/15/51 (b)	14,117,787	14,347,375
Class A5, 5.9484% 2/15/51 (b)	4,253,000	4,374,203
Series 2007-C32:
Class D, 5.7021% 6/15/49 (b)	208,000	134,581
Class E, 5.7021% 6/15/49 (b)	328,000	161,924
Wells Fargo Commercial Mortgage Trust Series 2015-C31 Class XA, 1.1183% 11/15/48 (b)(g)	7,657,066	574,315
WF-RBS Commercial Mortgage Trust sequential payer Series 2013-C11 Class A4, 3.037% 3/15/45	365,000	385,046
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $441,268,402)		422,639,181

Municipal Securities - 0.4%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F2, 6.263% 4/1/49	1,390,000	2,162,298
California Gen. Oblig.:
6.2% 3/1/19	$1,340,000	$1,493,819
7.5% 4/1/34	600,000	926,106
Chicago Gen. Oblig. 6.314% 1/1/44	22,660,000	23,057,003
Curators of the Univ. of Missouri Sys. Facilities Rev. Series 2010 A, 5.792% 11/1/41	350,000	507,164
District of Columbia Income Tax Rev. Series 2010 F, 5.582% 12/1/35	75,000	99,400
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2010 A, 5.522% 10/1/44	150,000	203,814
Houston Util. Sys. Rev. 3.828% 5/15/28	200,000	225,168
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	1,928,667	1,969,497
4.95% 6/1/23	7,660,000	8,082,066
5.1% 6/1/33	34,375,000	33,514,938
Series 2010-1, 6.63% 2/1/35	3,845,000	4,216,888
Series 2010-3:
6.725% 4/1/35	2,510,000	2,756,884
7.35% 7/1/35	4,655,000	5,361,955
Series 2010-5, 6.2% 7/1/21	2,395,000	2,598,575
Series 2011:
5.365% 3/1/17	125,000	127,421
5.665% 3/1/18	6,560,000	6,893,510
5.877% 3/1/19	11,620,000	12,606,654
Series 2013:
1.84% 12/1/16	2,445,000	2,446,565
3.6% 12/1/19	2,105,000	2,133,986
Massachusetts Commonwealth Trans. Fund Rev. (Accelerated Bridge Prog.) Series 2010 A, 5.731% 6/1/40	150,000	210,833
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2009 E, 7.414% 1/1/40	1,045,000	1,663,232
Series 2010 A, 7.102% 1/1/41	1,400,000	2,172,212
New York City Transitional Fin. Auth. Rev. Series 2010 C2, 5.767% 8/1/36	900,000	1,196,757
Ohio State Univ. Gen. Receipts:
Series 2010 C, 4.91% 6/1/40	325,000	415,951
Series 2011 A, 4.8% 6/1/11	608,000	705,432
Port Auth. of New York & New Jersey:
174th Series, 4.458% 10/1/62	600,000	709,206
Series 180, 4.96% 8/1/46	265,000	338,296
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2010 A, 4.839% 1/1/41	385,000	507,195
San Antonio Elec. & Gas Sys. Rev. Series 2010 A, 5.718% 2/1/41	385,000	540,625
TOTAL MUNICIPAL SECURITIES
(Cost $118,637,364)		119,843,450

Foreign Government and Government Agency Obligations - 0.1%
Chilean Republic 3.875% 8/5/20	$800,000	$876,000
Colombian Republic 5% 6/15/45	365,000	395,569
Israeli State:
(guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	315,000	392,535
5.5% 12/4/23	230,000	287,846
4% 6/30/22	300,000	334,800
5.5% 4/26/24	595,000	751,287
Jordanian Kingdom:
2.503% 10/30/20	200,000	209,459
2.578% 6/30/22	200,000	211,876
Province of Quebec yankee 7.125% 2/9/24	1,830,000	2,415,296
United Mexican States:
3.5% 1/21/21	12,468,000	13,325,175
4.75% 3/8/44	2,320,000	2,554,900
5.625% 1/15/17	3,410,000	3,461,150
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $24,060,616)		25,215,893

Bank Notes - 0.1%
Capital One Bank NA 2.15% 11/21/18	270,000	272,123
Citizens Bank NA 2.3% 12/3/18	3,955,000	4,001,685
Discover Bank:
(Delaware) 3.2% 8/9/21	$6,369,000	$6,542,568
3.1% 6/4/20	6,744,000	6,937,823
8.7% 11/18/19	357,000	414,164
Marshall & Ilsley Bank 5% 1/17/17	4,118,000	4,168,067
PNC Bank NA 6.875% 4/1/18	250,000	270,490
Regions Bank 7.5% 5/15/18	7,751,000	8,462,821
TOTAL BANK NOTES
(Cost $30,325,601)		31,069,741
	Shares	Value

Fixed-Income Funds - 76.6%
High Yield Fixed-Income Funds - 1.5%
MainStay High Yield Corporate Bond Fund Class A	36,115,435	$206,941,445
T. Rowe Price High Yield Fund I Class	36,367,940	240,755,762

TOTAL HIGH YIELD FIXED-INCOME FUNDS		447,697,207

Intermediate Government Funds - 0.1%
Fidelity SAI U.S. Treasury Bond Index Fund (j)	2,516,286	25,640,953
Intermediate-Term Bond Funds - 74.6%
DoubleLine Total Return Bond Fund Class N	87,944,991	958,600,406
Fidelity Total Bond Fund (j)	470,690,692	5,111,700,920
Fidelity U.S. Bond Index Fund Institutional Premium Class (j)	27,173,142	324,990,777
iShares Barclays Aggregate Bond ETF	1,407,845	158,481,112
JPMorgan Core Bond Fund Select Class	71,645,023	858,307,381
Metropolitan West Total Return Bond Fund Class M	191,746,011	2,114,958,505
PIMCO Income Fund Institutional Class	68,039,422	817,153,462
PIMCO Mortgage Opportunities Fund Institutional Class	41,616,068	462,354,516
PIMCO Total Return Fund Institutional Class	570,830,019	5,902,382,392
Prudential Total Return Bond Fund Class A	71,401,548	1,061,027,004
Templeton Global Bond Fund Class A	13,392,209	151,599,802
Voya Intermediate Bond Fund Class I	37,883,288	390,955,537
Westcore Plus Bond Fund Retail Class	17,306,332	190,888,840
Western Asset Core Bond Fund Class I	84,163,716	1,074,770,648
Western Asset Core Plus Bond Fund Class I	189,761,649	2,277,139,790

TOTAL INTERMEDIATE-TERM BOND FUNDS		21,855,311,092

Long Government Bond Funds - 0.4%
Fidelity Long-Term Treasury Bond Index Fund Premium Class (j)	7,511,062	109,961,948
TOTAL FIXED-INCOME FUNDS
(Cost $22,334,961,227)		22,438,611,200
	Principal Amount	Value

Preferred Securities - 0.1%
FINANCIALS - 0.1%
Banks - 0.1%
Barclays Bank PLC 7.625% 11/21/22
(Cost $29,654,851)	24,912,000	28,507,841
	Shares	Value

Money Market Funds - 1.7%
Fidelity Cash Central Fund, 0.42% (k)	331,066,503	331,066,503
State Street Institutional U.S. Government Money Market Fund Premier Class 0.26% (l)	171,260,268	171,260,268
TOTAL MONEY MARKET FUNDS
(Cost $502,326,771)		502,326,771
TOTAL INVESTMENT PORTFOLIO - 102.0%
(Cost $29,639,213,047)		29,881,313,901
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(576,135,358)
NET ASSETS - 100%		$29,305,178,543

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
2.5% 9/1/31	$(6,800,000)	$(7,024,229)
3% 9/1/31	(1,900,000)	(1,989,149)
3% 9/1/46	(27,200,000)	(28,205,124)
3% 9/1/46	(900,000)	(933,258)
3% 9/1/46	(17,800,000)	(18,457,765)
3% 9/1/46	(3,800,000)	(3,940,422)
3% 9/1/46	(33,000,000)	(34,219,452)
3% 9/1/46	(900,000)	(933,258)
3.5% 9/1/31	(2,600,000)	(2,745,940)
3.5% 9/1/46	(1,900,000)	(2,001,681)
4.5% 9/1/46	(5,700,000)	(6,225,024)
4.5% 9/1/46	(5,700,000)	(6,225,023)
TOTAL TBA SALE COMMITMENTS
(Proceeds $112,871,633)		$(112,900,325)

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Sold
Treasury Contracts
36 CBOT 2-Year U.S. Treasury Note Contracts (United States)	Dec. 2016	7,859,250	$6,735
6 CBOT Long Term U.S. Treasury Bond Contracts (United States)	Dec. 2016	1,022,250	3,690
TOTAL FUTURES CONTRACTS			$10,425

The face value of futures sold as a percentage of Net Assets is 0%

Swaps

Underlying Reference	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount	Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
Deutsche Bank AG	Dec. 2018	Credit Suisse International	(1%)	$2,000,000	$21,290	$(47,458)	$(26,168)
Deutsche Bank AG	Mar. 2019	JPMorgan Chase Bank, N.A.	(1%)	1,655,634	21,367	(48,615)	(27,248)
National Australia Bank Ltd	Dec. 2018	Credit Suisse International	(1%)	2,000,000	(33,557)	(78,768)	(112,325)
National Australia Bank Ltd	Dec. 2018	Credit Suisse International	(1%)	2,000,000	(33,558)	(67,683)	(101,241)
Societe Generale	Dec. 2017	Credit Suisse International	(3%)	1,765,000	(74,123)	18,819	(55,304)
Societe Generale	Dec. 2017	Credit Suisse International	(3%)	1,764,000	(74,081)	7,114	(66,967)
UFJ Finance Aruba AEC	Mar. 2018	Credit Suisse International	(1%)	1,500,000	(19,284)	(10,370)	(29,654)
UFJ Finance Aruba AEC	Mar. 2018	Credit Suisse International	(1%)	1,765,000	(22,690)	(27,532)	(50,222)

TOTAL CREDIT DEFAULT SWAPS					$(214,636)	$(254,493)	$(469,129)

Clearinghouse/Counterparty(1)	Expiration Date	Notional Amount	Payment Received	Payment Paid	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swap
LCH	Sep. 2018	$10,200,000	3-month LIBOR	1.5%	$13,951	$0	$13,951
LCH	Sep. 2021	350,000	3-month LIBOR	2%	(881)	0	(881)
LCH	Sep. 2046	1,794,000	3-month LIBOR	2.75%	(180,323)	0	(180,323)

TOTAL INTEREST RATE SWAPS					$(167,253)	$0	$(167,253)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $361,344,097 or 1.2% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) A portion of the security sold on a delayed delivery basis.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $432,114.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $132,381.

 (g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (h) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (j) Affiliated Fund

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (l) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$340,362
Total	$340,362

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Long-Term Treasury Bond Index Fund Investor Class	$102,353,825	$5,440,912	$--	$896,497	$--
Fidelity Long-Term Treasury Bond Index Fund Premium Class	--	470,977	5,183,113	470,883	109,961,948
Fidelity SAI U.S. Treasury Bond Index Fund	--	25,164,989	--	164,990	25,640,953
Fidelity Total Bond Fund	4,633,690,544	247,654,933	16,945,304	68,996,891	5,111,700,920
Fidelity U.S. Bond Index Fund Institutional Premium Class	--	151,074,223	75,261,083	1,210,131	324,990,777
Fidelity U.S. Bond Index Fund Investor Class	136,872,100	202,191,886	97,193,320	2,191,525	--
Total	$4,872,916,469	$631,997,920	$194,582,820	$73,930,917	$5,572,294,598

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$2,563,443,457	$--	$2,563,443,457	$--
U.S. Government and Government Agency Obligations	1,154,307,584	--	1,154,307,584	--
U.S. Government Agency - Mortgage Securities	2,457,383,146	--	2,457,383,146	--
Asset-Backed Securities	63,038,945	--	62,711,273	327,672
Collateralized Mortgage Obligations	74,926,692	--	74,926,692	--
Commercial Mortgage Securities	422,639,181	--	422,551,983	87,198
Municipal Securities	119,843,450	--	119,843,450	--
Foreign Government and Government Agency Obligations	25,215,893	--	25,215,893	--
Bank Notes	31,069,741	--	31,069,741	--
Fixed-Income Funds	22,438,611,200	22,438,611,200	--	--
Preferred Securities	28,507,841	--	28,507,841	--
Money Market Funds	502,326,771	502,326,771	--	--
Total Investments in Securities:	$29,881,313,901	$22,940,937,971	$6,939,961,060	$414,870
Derivative Instruments:
Assets
Futures Contracts	$10,425	$10,425	$--	$--
Swaps	56,608	--	56,608	--
Total Assets	$67,033	$10,425	$56,608	$--
Liabilities
Swaps	$(438,497)	$--	$(438,497)	$--
Total Liabilities	$(438,497)	$--	$(438,497)	$--
Total Derivative Instruments:	$(371,464)	$10,425	$(381,889)	$--
Other Financial Instruments:
TBA Sale Commitments	$(112,900,325)	$--	$(112,900,325)	$--
Total Other Financial Instruments:	$(112,900,325)	$--	$(112,900,325)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps(a)	$42,657	$(257,293)
Total Credit Risk	42,657	(257,293)
Interest Rate Risk
Futures Contracts(b)	10,425	0
Swaps(a)	13,951	(181,204)
Total Interest Rate Risk	24,376	(181,204)
Total Value of Derivatives	$67,033	$(438,497)

 (a) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items. For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in net unrealized appreciation (depreciation).

 (b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $23,803,579,841)	$23,977,952,800
Fidelity Central Funds (cost $331,066,503)	331,066,503
Affiliated issuers (cost $5,504,566,703)	5,572,294,598
Total Investments (cost $29,639,213,047)		$29,881,313,901
Cash		110
Receivable for investments sold
Regular delivery		45,643,313
Delayed delivery		27,438,386
Receivable for TBA sale commitments		112,871,633
Receivable for fund shares sold		8,533,585
Dividends receivable		14,061,005
Interest receivable		41,340,312
Distributions receivable from Fidelity Central Funds		103,566
Bi-lateral OTC swaps, at value		42,657
Prepaid expenses		102,244
Other receivables		257,909
Total assets		30,131,708,621
Liabilities
Payable for investments purchased
Regular delivery	$71,712,055
Delayed delivery	623,256,971
TBA sale commitments, at value	112,900,325
Payable for fund shares redeemed	16,613,069
Distributions payable	65,009
Bi-lateral OTC swaps, at value	257,293
Accrued management fee	718,251
Payable for daily variation margin for derivative instruments	4,342
Other affiliated payables	609,304
Other payables and accrued expenses	393,459
Total liabilities		826,530,078
Net Assets		$29,305,178,543
Net Assets consist of:
Paid in capital		$29,090,637,136
Distributions in excess of net investment income		(13,559,347)
Accumulated undistributed net realized gain (loss) on investments		(13,345,451)
Net unrealized appreciation (depreciation) on investments		241,446,205
Net Assets, for 2,726,718,586 shares outstanding		$29,305,178,543
Net Asset Value, offering price and redemption price per share ($29,305,178,543 ÷ 2,726,718,586 shares)		$10.75

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2016 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$259,714,147
Affiliated issuers		73,930,917
Interest		95,994,882
Income from Fidelity Central Funds		340,362
Total income		429,980,308
Expenses
Management fee	$39,665,792
Transfer agent fees	2,585,247
Accounting fees and expenses	1,028,576
Custodian fees and expenses	91,495
Independent trustees' fees and expenses	175,207
Registration fees	125,987
Audit	36,997
Legal	79,810
Interest	226
Miscellaneous	225,515
Total expenses before reductions	44,014,852
Expense reductions	(35,549,426)	8,465,426
Net investment income (loss)		421,514,882
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	29,671,447
Affiliated issuers	2,344,061
Futures contracts	(108,037)
Swaps	(793,441)
Total net realized gain (loss)		31,114,030
Change in net unrealized appreciation (depreciation) on: Investment securities	1,058,779,942
Futures contracts	10,425
Swaps	265,160
Delayed delivery commitments	(21,836)
Total change in net unrealized appreciation (depreciation)		1,059,033,691
Net gain (loss)		1,090,147,721
Net increase (decrease) in net assets resulting from operations		$1,511,662,603

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$421,514,882	$818,954,666
Net realized gain (loss)	31,114,030	144,107,903
Change in net unrealized appreciation (depreciation)	1,059,033,691	(1,127,824,324)
Net increase (decrease) in net assets resulting from operations	1,511,662,603	(164,761,755)
Distributions to shareholders from net investment income	(411,893,597)	(842,838,767)
Distributions to shareholders from net realized gain	(165,030,908)	(20,634,163)
Total distributions	(576,924,505)	(863,472,930)
Share transactions
Proceeds from sales of shares	3,582,457,856	15,529,439,757
Reinvestment of distributions	576,333,645	862,696,289
Cost of shares redeemed	(2,605,762,581)	(8,075,765,662)
Net increase (decrease) in net assets resulting from share transactions	1,553,028,920	8,316,370,384
Total increase (decrease) in net assets	2,487,767,018	7,288,135,699
Net Assets
Beginning of period	26,817,411,525	19,529,275,826
End of period	$29,305,178,543	$26,817,411,525
Other Information
Distributions in excess of net investment income end of period	$(13,559,347)	$(23,180,632)
Shares
Sold	339,300,775	1,455,495,859
Issued in reinvestment of distributions	54,386,367	82,043,342
Redeemed	(245,924,543)	(770,930,463)
Net increase (decrease)	147,762,599	766,608,738

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Core Income Fund

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016A	2015	2014	2013	2012A
Selected Per–Share Data
Net asset value, beginning of period	$10.40	$10.78	$10.61	$10.87	$10.74	$10.52
Income from Investment Operations
Net investment income (loss)B	.157	.316	.315	.267	.329	.372
Net realized and unrealized gain (loss)	.409	(.366)	.177	(.224)	.269	.371
Total from investment operations	.566	(.050)	.492	.043	.598	.743
Distributions from net investment income	(.154)	(.322)	(.313)	(.263)	(.327)	(.373)
Distributions from net realized gain	(.062)	(.008)	(.009)	(.040)	(.141)	(.150)
Total distributions	(.216)	(.330)	(.322)	(.303)	(.468)	(.523)
Net asset value, end of period	$10.75	$10.40	$10.78	$10.61	$10.87	$10.74
Total ReturnC,D	5.49%	(.45)%	4.71%	.43%	5.65%	7.26%
Ratios to Average Net AssetsE,F
Expenses before reductions	.31%G	.31%	.32%	.33%	.33%	.35%
Expenses net of fee waivers, if any	.06%G	.06%	.07%	.08%	.08%	.10%
Expenses net of all reductions	.06%G	.06%	.07%	.08%	.08%	.10%
Net investment income (loss)	2.94%G	3.00%	2.95%	2.52%	3.03%	3.52%
Supplemental Data
Net assets, end of period (000 omitted)	$29,305,179	$26,817,412	$19,529,276	$16,679,226	$12,929,366	$9,153,017
Portfolio turnover rateH	48%G	69%	120%	78%	81%	113%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds or Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2016

1. Organization.

Strategic Advisers Core Income Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

During the period, certain underlying investments of the Fund incurred name changes. These changes may involve one or more of the following, as applicable: replacing "Spartan" with "Fidelity," renaming the "Fidelity Advantage Institutional Class" to the "Institutional Premium Class" or renaming the "Fidelity Advantage Class" to the "Premium Class." The names of the underlying investments are those in effect at period end.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2016, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from Underlying Funds and distributions from ETFs, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, swaps, foreign currency transactions, market discount, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$666,014,433
Gross unrealized depreciation	(449,848,974)
Net unrealized appreciation (depreciation) on securities	$216,165,459
Tax cost	$29,665,148,442

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$(163,125)	$(65,718)
Interest Rate Risk
Futures Contracts	(108,037)	10,425
Swaps	(630,316)	330,878
Total Interest Rate Risk	(738,353)	341,303
Totals	$(901,478)	$275,585

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $2,079,895,651 and $1,253,202,327, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .60% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .28% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Advisers. FIAM LLC (an affiliate of the investment adviser) and Prudential Investment Management, Inc., each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. The Fund does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding exchange-traded funds. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .02% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Fidelity Cash Central Fund seeks preservation of capital and current income and is managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $32,058 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $6,499,000. The weighted average interest rate was 1.25%. The interest expense amounted to $226 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

9. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2019. During the period, this waiver reduced the Fund's management fee by $35,537,919.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $11,104 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's custody expenses. During the period, these credits reduced the Fund's custody expenses by $403.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principal investment strategies may represent a significant portion of an Underlying Fund's net assets. At the end of the period, the Fund was the owner of record of approximately 20% and 100% of the total outstanding shares of Fidelity Total Bond Fund and Fidelity SAI U.S. Treasury Bond Index Fund, respectively.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2016 to August 31, 2016).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs)(the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During Period-B March 1, 2016 to August 31, 2016
Actual	.06%	$1,000.00	$1,054.90	$.31
Hypothetical-C		$1,000.00	$1,024.90	$.31

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

 C 5% return per year before expenses

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SSC-SANN-1016
1.912889.106

Strategic Advisers® Income Opportunities Fund of Funds Semi-Annual Report August 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5095 (plan accounts) or 1-800-544-3455 (all other accounts) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Holdings as of August 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
T. Rowe Price High Yield Fund I Class	24.3	24.4
Hotchkis & Wiley High Yield Fund Class I	20.1	19.8
MainStay High Yield Corporate Bond Fund Class I	20.0	19.9
BlackRock High Yield Bond Fund Institutional Class	19.5	19.9
Fidelity Capital & Income Fund	16.2	16.3
	100.1

Asset Allocation (% of fund's net assets)

As of August 31, 2016
High Yield Fixed-Income Funds	100.1%
Short-Term Investments and Net Other Assets (Liabilities)*	(0.1)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

As of February 29, 2016
High Yield Fixed-Income Funds	100.3%
Short-Term Investments and Net Other Assets (Liabilities)*	(0.3)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Asset allocations of funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Fixed-Income Funds - 100.1%
	Shares	Value
High Yield Fixed-Income Funds - 100.1%
BlackRock High Yield Bond Fund Institutional Class	187,249	$1,423,095
Fidelity Capital & Income Fund (a)	122,257	1,181,003
Hotchkis & Wiley High Yield Fund Class I	122,866	1,465,794
MainStay High Yield Corporate Bond Fund Class I	254,465	1,458,082
T. Rowe Price High Yield Fund I Class	268,192	1,775,430

TOTAL HIGH YIELD FIXED-INCOME FUNDS		7,303,404

TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $7,248,988)		7,303,404
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(7,845)
NET ASSETS - 100%		$7,295,559

Legend

 (a) Affiliated Fund

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Capital & Income Fund	$1,053,814	$23,397	$--	$23,397	$1,181,003
Total	$1,053,814	$23,397	$--	$23,397	$1,181,003

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $6,060,359)	$6,122,401
Affiliated issuers (cost $1,188,629)	1,181,003
Total Investments (cost $7,248,988)		$7,303,404
Receivable for fund shares sold		25,709
Dividends receivable		17,018
Prepaid expenses		25
Receivable from investment adviser for expense reductions		4,956
Other receivables		67
Total assets		7,351,179
Liabilities
Payable for investments purchased	$26,019
Payable for fund shares redeemed	14,804
Distribution and service plan fees payable	23
Other affiliated payables	73
Other payables and accrued expenses	14,701
Total liabilities		55,620
Net Assets		$7,295,559
Net Assets consist of:
Paid in capital		$7,865,585
Distributions in excess of net investment income		(675)
Accumulated undistributed net realized gain (loss) on investments		(623,767)
Net unrealized appreciation (depreciation) on investments		54,416
Net Assets		$7,295,559
Income Opportunities:
Net Asset Value, offering price and redemption price per share ($6,497,720 ÷ 656,909 shares)		$9.89
Class F:
Net Asset Value, offering price and redemption price per share ($576,132 ÷ 58,250 shares)		$9.89
Class L:
Net Asset Value, offering price and redemption price per share ($111,244 ÷ 11,247 shares)		$9.89
Class N:
Net Asset Value, offering price and redemption price per share ($110,463 ÷ 11,168 shares)		$9.89

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2016 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$172,359
Affiliated issuers		16,413
Total income		188,772
Expenses
Management fee	$9,938
Transfer agent fees	128
Distribution and service plan fees	131
Accounting fees and expenses	413
Custodian fees and expenses	4,069
Independent trustees' fees and expenses	41
Registration fees	28,476
Audit	17,626
Legal	19
Miscellaneous	1,741
Total expenses before reductions	62,582
Expense reductions	(59,103)	3,479
Net investment income (loss)		185,293
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(49,426)
Realized gain distributions from underlying funds:
Affiliated issuers	6,984
Total net realized gain (loss)		(42,442)
Change in net unrealized appreciation (depreciation) on investment securities		687,981
Net gain (loss)		645,539
Net increase (decrease) in net assets resulting from operations		$830,832

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$185,293	$408,999
Net realized gain (loss)	(42,442)	(553,053)
Change in net unrealized appreciation (depreciation)	687,981	(432,818)
Net increase (decrease) in net assets resulting from operations	830,832	(576,872)
Distributions to shareholders from net investment income	(191,862)	(402,806)
Distributions to shareholders from net realized gain	–	(75,901)
Total distributions	(191,862)	(478,707)
Share transactions - net increase (decrease)	182,629	108,912
Redemption fees	365	(1,678)
Total increase (decrease) in net assets	821,964	(948,345)
Net Assets
Beginning of period	6,473,595	7,421,940
End of period	$7,295,559	$6,473,595
Other Information
Undistributed net investment income end of period	$–	$5,894
Distributions in excess of net investment income end of period	$(675)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Income Opportunities Fund of Funds

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013 B
Selected Per–Share Data
Net asset value, beginning of period	$8.98	$10.42	$10.88	$10.60	$10.00
Income from Investment Operations
Net investment income (loss)C	.266	.562	.585	.616	.436
Net realized and unrealized gain (loss)	.919	(1.339)	(.382)	.296	.615
Total from investment operations	1.185	(.777)	.203	.912	1.051
Distributions from net investment income	(.276)	(.553)	(.586)	(.610)	(.431)
Distributions from net realized gain	–	(.108)	(.079)	(.031)	(.020)
Total distributions	(.276)	(.661)	(.665)	(.641)	(.451)
Redemption fees added to paid in capitalC	.001	(.002)	.002	.009	–D
Net asset value, end of period	$9.89	$8.98	$10.42	$10.88	$10.60
Total ReturnE,F	13.35%	(7.83)%	1.95%	9.02%	10.69%
Ratios to Average Net AssetsG
Expenses before reductions	1.87%H	1.50%	1.53%	4.32%	10.12%H
Expenses net of fee waivers, if any	.10%H	.10%	.10%	.10%	.10%H
Expenses net of all reductions	.10%H	.10%	.10%	.10%	.10%H
Net investment income (loss)	5.55%H	5.73%	5.50%	5.83%	6.03%H
Supplemental Data
Net assets, end of period (000 omitted)	$6,498	$5,632	$6,515	$5,358	$1,042
Portfolio turnover rateI	36%H	65%	39%	46%	27%H

 A For the year ended February 29.

 B For the period June 19, 2012 (commencement of operations) to February 28, 2013.

 C Calculated based on average shares outstanding during the period.

 D Amount represents less than $.0005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 H Annualized

 I Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Income Opportunities Fund of Funds Class F

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013 B
Selected Per–Share Data
Net asset value, beginning of period	$8.98	$10.42	$10.88	$10.60	$10.52
Income from Investment Operations
Net investment income (loss)C	.266	.561	.586	.617	.125
Net realized and unrealized gain (loss)	.919	(1.338)	(.383)	.295	.096
Total from investment operations	1.185	(.777)	.203	.912	.221
Distributions from net investment income	(.276)	(.553)	(.586)	(.610)	(.121)
Distributions from net realized gain	–	(.108)	(.079)	(.031)	(.020)
Total distributions	(.276)	(.661)	(.665)	(.641)	(.141)
Redemption fees added to paid in capitalC	.001	(.002)	.002	.009	–D
Net asset value, end of period	$9.89	$8.98	$10.42	$10.88	$10.60
Total ReturnE,F	13.35%	(7.83)%	1.95%	9.02%	2.11%
Ratios to Average Net AssetsG
Expenses before reductions	1.87%H	1.49%	1.53%	4.16%	7.40%H
Expenses net of fee waivers, if any	.10%H	.10%	.10%	.10%	.10%H
Expenses net of all reductions	.10%H	.10%	.10%	.10%	.10%H
Net investment income (loss)	5.55%H	5.73%	5.50%	5.83%	5.99%H
Supplemental Data
Net assets, end of period (000 omitted)	$576	$646	$694	$639	$184
Portfolio turnover rateI	36%H	65%	39%	46%	27%H

 A For the year ended February 29.

 B For the period December 18, 2012 (commencement of operations) to February 28, 2013.

 C Calculated based on average shares outstanding during the period.

 D Amount represents less than $.0005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 H Annualized

 I Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Income Opportunities Fund of Funds Class L

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014 B
Selected Per–Share Data
Net asset value, beginning of period	$8.98	$10.41	$10.88	$10.62
Income from Investment Operations
Net investment income (loss)C	.266	.561	.585	.186
Net realized and unrealized gain (loss)	.919	(1.328)	(.392)	.278
Total from investment operations	1.185	(.767)	.193	.464
Distributions from net investment income	(.276)	(.553)	(.586)	(.180)
Distributions from net realized gain	–	(.108)	(.079)	(.027)
Total distributions	(.276)	(.661)	(.665)	(.207)
Redemption fees added to paid in capitalC	.001	(.002)	.002	.003
Net asset value, end of period	$9.89	$8.98	$10.41	$10.88
Total ReturnD,E	13.35%	(7.74)%	1.85%	4.44%
Ratios to Average Net AssetsF
Expenses before reductions	1.87%G	1.50%	1.54%	3.35%G
Expenses net of fee waivers, if any	.10%G	.10%	.10%	.10%G
Expenses net of all reductions	.10%G	.10%	.10%	.10%G
Net investment income (loss)	5.55%G	5.73%	5.50%	5.83%G
Supplemental Data
Net assets, end of period (000 omitted)	$111	$98	$106	$104
Portfolio turnover rateH	36%G	65%	39%	46%G

 A For the year ended February 29.

 B For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

 C Calculated based on average shares outstanding during the period.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 G Annualized

 H Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Income Opportunities Fund of Funds Class N

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014 B
Selected Per–Share Data
Net asset value, beginning of period	$8.98	$10.41	$10.88	$10.62
Income from Investment Operations
Net investment income (loss)C	.254	.537	.559	.178
Net realized and unrealized gain (loss)	.919	(1.329)	(.392)	.279
Total from investment operations	1.173	(.792)	.167	.457
Distributions from net investment income	(.264)	(.528)	(.560)	(.173)
Distributions from net realized gain	–	(.108)	(.079)	(.027)
Total distributions	(.264)	(.636)	(.639)	(.200)
Redemption fees added to paid in capitalC	.001	(.002)	.002	.003
Net asset value, end of period	$9.89	$8.98	$10.41	$10.88
Total ReturnD,E	13.21%	(7.97)%	1.60%	4.37%
Ratios to Average Net AssetsF
Expenses before reductions	2.12%G	1.75%	1.78%	3.61%G
Expenses net of fee waivers, if any	.35%G	.35%	.35%	.35%G
Expenses net of all reductions	.35%G	.35%	.35%	.35%G
Net investment income (loss)	5.30%G	5.48%	5.25%	5.58%G
Supplemental Data
Net assets, end of period (000 omitted)	$110	$98	$106	$104
Portfolio turnover rateH	36%G	65%	39%	46%G

 A For the year ended February 29.

 B For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

 C Calculated based on average shares outstanding during the period.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 G Annualized

 H Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2016

1. Organization.

Strategic Advisers Income Opportunities Fund of Funds (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and certain Fidelity brokerage or mutual fund accounts. The Fund currently invests in affiliated and unaffiliated mutual funds (the Underlying Funds). The Fund offers Income Opportunities, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses a third party pricing vendor approved by the Board of Trustees (the Board) to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$260,129
Gross unrealized depreciation	(231,915)
Net unrealized appreciation (depreciation) on securities	$28,214
Tax cost	$7,275,190

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(46,565)
Long-term	(490,119)
Total capital loss carryforward	$(536,684)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares, aggregated $1,371,874 and $1,197,344, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .80% of the Fund's average net assets. For the reporting period, the total annual management fee rate was .30% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$131	$–

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Income Opportunities	$126	-
Class L	1	–
Class N	1	–
	$128

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .30% of the Fund's average net assets until April 30, 2018. During the period, this waiver reduced the Fund's management fee by $9,938.

The investment adviser has contractually agreed to reimburse Income Opportunities, Class L and Class N to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2018. In addition, the investment adviser has voluntarily agreed to reimburse Class F to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. Some expenses, for example sub-advisory fees and interest expense, including commitment fees, are excluded from these reimbursements. The following classes of the Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Income Opportunities	.10%	$43,265
Class F	.10%	4,347
Class L	.10%	773
Class N	.35%	780

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2016	Year ended February 29, 2016
From net investment income
Income Opportunities	$169,035	$353,566
Class F	16,880	37,846
Class L	3,049	5,840
Class N	2,898	5,554
Total	$191,862	$402,806
From net realized gain
Income Opportunities	$–	$66,570
Class F	–	7,104
Class L	–	1,116
Class N	–	1,111
Total	$–	$75,901

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2016	Year ended February 29, 2016	Six months ended August 31, 2016	Year ended February 29, 2016
Income Opportunities
Shares sold	146,270	234,908	$1,413,731	$2,325,146
Reinvestment of distributions	17,682	42,871	169,033	419,934
Shares redeemed	(134,092)	(276,197)	(1,278,216)	(2,700,765)
Net increase (decrease)	29,860	1,582	$304,548	$44,315
Class F
Shares sold	6,154	21,905	$59,039	$216,299
Reinvestment of distributions	1,769	4,596	16,880	44,950
Shares redeemed	(21,554)	(21,270)	(203,785)	(210,272)
Net increase (decrease)	(13,631)	5,231	$(127,866)	$50,977
Class L
Reinvestment of distributions	319	709	$3,049	$6,955
Net increase (decrease)	319	709	$3,049	$6,955
Class N
Reinvestment of distributions	303	680	$2,898	$6,665
Net increase (decrease)	303	680	$2,898	$6,665

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 26% of the total outstanding shares of the Fund.

In October, 2016 shareholders approved the appointment of FIAM LLC (an affiliate of the investment adviser) as a sub-adviser for the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2016 to August 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During Period-B March 1, 2016 to August 31, 2016
Income Opportunities	.10%
Actual		$1,000.00	$1,132.40	$.54
Hypothetical-C		$1,000.00	$1,024.70	$.51
Class F	.10%
Actual		$1,000.00	$1,132.30	$.54
Hypothetical-C		$1,000.00	$1,024.70	$.51
Class L	.10%
Actual		$1,000.00	$1,132.30	$.54
Hypothetical-C		$1,000.00	$1,024.70	$.51
Class N	.35%
Actual		$1,000.00	$1,130.90	$1.88
Hypothetical-C		$1,000.00	$1,023.44	$1.79

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each Class' annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Income Opportunities Fund of Funds

On June 7, 2016, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve a new investment advisory agreement (the New Sub-Advisory Agreement) with FIAM LLC (FIAM) for the fund to add a new investment mandate to the fund, subject to shareholder approval.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the New Sub-Advisory Agreement.

In considering whether to approve the New Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the New Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers, Inc. (Strategic Advisers) or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the New Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the New Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.  The Board noted that it is familiar with the nature, extent and quality of services provided by FIAM from its oversight of FIAM as sub-adviser for other funds under the Board's supervision. The Board considered that, the same support staff, including compliance personnel, that currently provides services to other funds overseen by the Board will also provide services to the fund under the New Sub-Advisory Agreement. The Board considered the backgrounds of the investment personnel that will provide services to the fund under the New Sub-Advisory Agreement, and also took into consideration the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up. The Board also considered the structure of FIAM's portfolio manager compensation program with respect to the investment personnel that will provide services under the New Sub-Advisory Agreement and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of the investment staff that will provide services to the fund under the New Sub-Advisory Agreement and its use of technology. The Board noted that the FIAM's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered FIAM's trading capabilities and resources which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by FIAM under the New Sub-Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Investment Performance.  The Board also considered the historical investment performance of FIAM and the portfolio managers in managing accounts under a similar investment mandate.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the New Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  In reviewing the New Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, and the amount and nature of fees to be paid by Strategic Advisers to FIAM under the New Sub-Advisory Agreement. Because Strategic Advisers will not allocate assets to FIAM at this time, the Board considered the hypothetical impact on the fund's management fee rate and total expenses if Strategic Advisers allocates assets to FIAM in the future.

The Board noted that the fund's contractual maximum aggregate annual management fee rate may not exceed 0.80% of the fund's average daily net assets and that the New Sub-Advisory Agreement will not result in a change to the contractual maximum aggregate annual management fee payable by the fund, Strategic Advisers' contractual management fee waiver for the fund or Strategic Advisers' portion of the management fee. The Board also considered that Strategic Advisers has contractually agreed to reimburse the retail class, Class L and Class N of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, sub-advisory fees, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) as a percentage of net assets exceed 0.10%, 0.10% and 0.35%, respectively, through April 30, 2018. In addition, the Board noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, sub-advisory fees, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 0.10% of the class' average net assets and that such arrangement may be terminated by Strategic Advisers at any time. The Board also considered that after approval of the New Sub-Advisory Agreement, based on hypothetical allocations to FIAM, the fund's management fee rate is expected to rank above median before Strategic Advisers' management fee waiver discussed above, and below median, net of waiver. The Board noted that the expense ratio of each class of the fund is expected to maintain the same relationships to the competitive peer group median data provided in the June 2016 management contract renewal materials.

Based on its review, the Board concluded that the fund's management fee structure will continue to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the New Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the contractual maximum management fees payable by the fund or Strategic Advisers portion of the management fee, the Board did not consider the costs of services and profitability of the relationship with the fund to Strategic Advisers to be significant factors in its decision to approve the New Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to the New Sub-Advisory Agreement, the Board considered management's representation that it does not anticipate that the hiring of FIAM will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers and the fund's sub-advisory agreements. The Board noted that the New Sub-Advisory Agreement provides for breakpoints that have the potential to reduce sub-advisory fees paid to FIAM as assets allocated to FIAM grow.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the New Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered to the fund and that the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the New Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

ODF-SANN-1016
1.941262.104

Strategic Advisers® International Fund Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public Semi-Annual Report August 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of August 31, 2016

(excluding cash equivalents)

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity International Discovery Fund	6.8	6.8
Harbor International Fund Institutional Class	5.4	6.0
Fidelity Diversified International Fund	4.7	5.0
Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio Class A	4.6	4.6
Oakmark International Fund Class I	4.5	4.3
Artisan International Value Fund Investor Class	4.3	4.1
iShares MSCI Japan ETF	4.1	3.9
Henderson International Opportunities Fund Class I	3.2	3.3
Fidelity Overseas Fund	3.1	3.1
iShares MSCI EAFE Small-Cap ETF	1.9	1.9
	42.6

Asset Allocation (% of fund's net assets)

As of August 31, 2016
Common Stocks	36.3%
Preferred Stocks	0.6%
Diversifed Emerging Markets Funds	1.1%
Europe Stock Funds	3.8%
Foreign Large Blend Funds	25.7%
Foreign Large Growth Funds	14.3%
Foreign Large Value Funds	1.5%
Foreign Small Mid Growth Funds	0.2%
Foreign Small Mid Blend Funds	1.9%
Other	5.4%
Sector Funds	1.1%
Short-Term Investments and Net Other Assets (Liabilities)	8.1%

As of February 29, 2016
Common Stocks	32.8%
Preferred Stocks	0.5%
Europe Stock Funds	6.2%
Foreign Large Blend Funds	26.4%
Foreign Large Growth Funds	14.8%
Foreign Large Value Funds	1.3%
Foreign Small Mid Growth Funds	0.2%
Foreign Small Mid Blend Funds	1.9%
Other	5.4%
Sector Funds	1.0%
Short-Term Investments and Net Other Assets (Liabilities)	9.5%

Asset allocations of funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 36.3%
	Shares	Value
CONSUMER DISCRETIONARY - 2.8%
Auto Components - 0.4%
Brembo SpA	23,024	$1,344,459
Bridgestone Corp.	209,000	7,188,130
Compagnie Plastic Omnium	71,118	2,269,194
Continental AG	38,633	8,097,209
FCC Co. Ltd.	18,600	372,126
GKN PLC	7,417,346	30,276,900
Hyundai Mobis	2,614	610,195
Keihin Corp.	76,500	1,174,876
Koito Manufacturing Co. Ltd.	192,900	9,182,163
Motherson Sumi Systems Ltd.	288,005	1,386,760
Valeo SA	106,155	5,493,067
		67,395,079
Automobiles - 0.1%
Fuji Heavy Industries Ltd.	204,300	8,091,832
Maruti Suzuki India Ltd.	40,015	3,018,786
Renault SA	27,070	2,213,612
Toyota Motor Corp.	169,200	10,225,681
		23,549,911
Distributors - 0.0%
Inchcape PLC	776,200	7,150,158
Hotels, Restaurants & Leisure - 0.8%
Aristocrat Leisure Ltd.	200,762	2,278,328
Carnival PLC	608,111	29,236,458
Carnival PLC sponsored ADR	13,381	648,845
Compass Group PLC	2,885,033	54,606,407
Crown Ltd.	82,209	811,226
Domino's Pizza UK & IRL PLC	303,877	1,431,741
Dominos Pizza Enterprises Ltd.	27,504	1,564,560
Flight Centre Travel Group Ltd.	14,611	404,646
Gaming VC Holdings SA	134,584	1,218,546
Greene King PLC	95,179	1,015,497
InterContinental Hotel Group PLC	56,965	2,439,345
MGM China Holdings Ltd.	3,254,400	5,008,996
SKYCITY Entertainment Group Ltd.	189,065	687,300
Sodexo SA	41,289	4,782,896
Tatts Group Ltd.	314,606	900,845
The Restaurant Group PLC	88,124	431,057
The Star Entertainment Group Ltd.	753,347	3,340,450
TUI AG	839,306	11,702,548
Whitbread PLC	234,656	12,855,539
Yum! Brands, Inc.	45,525	4,129,573
		139,494,803
Household Durables - 0.3%
Barratt Developments PLC	391,805	2,541,624
Berkeley Group Holdings PLC	77,101	2,705,271
Electrolux AB (B Shares)	61,585	1,604,254
Fujitsu General Ltd.	63,000	1,281,129
Haseko Corp.	116,700	1,104,231
Husqvarna AB (B Shares)	169,496	1,466,148
LG Electronics, Inc.	21,789	1,005,541
Nikon Corp.	839,900	12,330,818
Nobia AB	53,241	483,859
SEB SA	13,598	1,809,529
Sony Corp.	409,400	13,165,098
Steinhoff International Holdings NV:
(Germany)	492,600	2,962,196
(South Africa)	757,916	4,547,908
Techtronic Industries Co. Ltd.	1,150,500	4,664,259
		51,671,865
Internet & Catalog Retail - 0.0%
Trade Maine Group Ltd.	133,044	530,952
Leisure Products - 0.0%
Sankyo Co. Ltd. (Gunma)	25,900	898,671
Yamaha Corp.	147,900	4,795,868
		5,694,539
Media - 0.4%
Cineworld Group PLC	173,192	1,298,609
Grupo Televisa SA de CV (CPO) sponsored ADR	268,200	7,329,906
Informa PLC	388,189	3,611,582
ITV PLC	725,163	1,911,161
ITV PLC ADR (a)	6,946	182,610
Naspers Ltd. Class N	45,885	7,509,135
realestate.com.au Ltd.	29,116	1,282,512
RTL Group SA	15,368	1,293,382
Sky Network Television Ltd.	291,698	1,028,648
SKY PLC	728,800	8,125,131
Technicolor SA	177,287	1,150,340
UBM PLC	1,097,721	9,910,122
Vivendi SA	529,600	10,257,666
West Australian Newspapers Holdings Ltd.	643,151	377,021
WPP PLC	941,791	21,744,043
WPP PLC ADR	17,882	2,071,987
		79,083,855
Multiline Retail - 0.1%
Debenhams PLC	670,228	533,347
Dollarama, Inc.	72,696	5,371,544
Harvey Norman Holdings Ltd.	457,092	1,848,178
Marks & Spencer Group PLC	214,587	970,639
Myer Holdings Ltd.	587,446	602,641
		9,326,349
Specialty Retail - 0.4%
ABC-MART, Inc.	78,200	4,912,772
Automotive Holdings Group Ltd.	215,196	758,516
BYGGmax Group AB	1,079	8,224
Dufry AG (a)	41,027	4,797,016
Esprit Holdings Ltd. (a)	10,195,500	9,015,879
Grandvision NV	44,361	1,255,865
Inditex SA	214,463	7,601,678
JB Hi-Fi Ltd.	97,560	2,176,907
Kingfisher PLC	2,263,492	11,039,191
Nitori Holdings Co. Ltd.	39,900	4,045,339
Super Retail Group Ltd.	149,102	1,232,634
USS Co. Ltd.	1,199,300	19,172,108
WH Smith PLC	88,977	1,780,644
		67,796,773
Textiles, Apparel & Luxury Goods - 0.3%
Christian Dior SA	24,286	4,198,922
Compagnie Financiere Richemont SA Series A	484,967	27,953,793
Hermes International SCA	8,081	3,412,682
LVMH Moet Hennessy - Louis Vuitton SA	85,175	14,412,363
Pandora A/S	53,335	6,634,999
		56,612,759

TOTAL CONSUMER DISCRETIONARY		508,307,043

CONSUMER STAPLES - 5.3%
Beverages - 0.9%
Anheuser-Busch InBev SA NV	48,487	6,015,866
Anheuser-Busch InBev SA NV ADR	24,800	3,075,944
Asahi Group Holdings	252,600	8,266,598
Carlsberg A/S Series B	33,008	3,094,546
Coca-Cola Amatil Ltd.	365,100	2,679,043
Coca-Cola Central Japan Co. Ltd.	354,800	6,241,106
Coca-Cola HBC AG	69,110	1,519,185
Davide Campari-Milano SpA	346,700	3,772,517
Davide Campari-Milano SpA	189,300	2,059,814
Diageo PLC	898,758	24,909,032
Diageo PLC sponsored ADR	69,814	7,852,679
Embotelladoras Arca S.A.B. de CV	470,172	2,929,536
Heineken Holding NV	149,800	12,040,823
Heineken NV (Bearer)	339,777	30,358,241
ITO EN Ltd.	357,100	10,733,881
Pernod Ricard SA	293,689	33,709,566
Takara Holdings, Inc.	71,700	619,531
Treasury Wine Estates Ltd.	185,840	1,568,472
		161,446,380
Food & Staples Retailing - 0.5%
Ahold Delhaize NV	547,706	13,113,798
Ahold Delhaize NV ADR	17,304	412,700
Ain Holdings, Inc.	19,200	1,089,296
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	69,715	3,595,261
Axfood AB	107,237	1,905,317
Bidcorp Ltd. (a)	90,304	1,658,419
Carrefour SA	119,654	3,012,374
Colruyt NV	38,684	2,123,199
FamilyMart Co. Ltd.	73,700	5,278,278
Hakon Invest AB	44,171	1,511,297
J Sainsbury PLC	366,037	1,155,030
Jeronimo Martins SGPS SA	300,150	4,842,916
Lawson, Inc.	13,400	940,260
Metcash Ltd. (a)	506,522	833,682
Metro AG	367,279	10,885,894
Metro, Inc. Class A (sub. vtg.)	137,979	4,686,278
PriceSmart, Inc.	61,825	5,164,242
Seven & i Holdings Co. Ltd.	95,300	4,011,393
Spar Group Ltd.	142,700	1,863,583
Sundrug Co. Ltd.	134,000	9,713,430
Tesco PLC (a)	184,104	402,163
Tsuruha Holdings, Inc.	27,200	2,665,713
Wal-Mart de Mexico SA de CV Series V	35	80
Wesfarmers Ltd.	112,936	3,602,182
WM Morrison Supermarkets PLC	135,001	349,235
Woolworths Ltd.	174,856	3,115,803
		87,931,823
Food Products - 1.6%
Aryzta AG	469,540	18,704,262
Azucarera Ebro Agricolas SA	13,853	309,974
Bakkafrost	29,706	1,067,708
Barry Callebaut AG	1,393	1,790,201
Britannia Industries Ltd.	29,253	1,511,193
CJ CheilJedang Corp.	1,933	674,675
Danone SA	1,154,172	87,864,206
Greencore Group PLC	435,629	2,007,882
Kerry Group PLC Class A	89,839	7,634,067
Kikkoman Corp.	30,000	943,797
Leroy Seafood Group ASA	13,235	594,028
Lindt & Spruengli AG (participation certificate)	57	330,044
Meiji Holdings Co. Ltd.	16,000	1,439,714
Nestle SA	1,997,531	159,188,889
Nippon Flour Mills Co. Ltd.	30,000	208,186
Nissin Food Holdings Co. Ltd.	33,500	1,858,503
Orkla ASA	158,462	1,450,980
Toyo Suisan Kaisha Ltd.	341,800	13,990,461
WH Group Ltd.	1,812,000	1,424,831
		302,993,601
Household Products - 0.7%
Colgate-Palmolive Co.	476,124	35,395,058
Henkel AG & Co. KGaA	5,738	644,206
Reckitt Benckiser Group PLC	978,111	94,484,268
Svenska Cellulosa AB (SCA) (B Shares)	227,527	6,992,735
		137,516,267
Personal Products - 0.6%
AMOREPACIFIC Corp.	12,141	4,199,495
Asaleo Care Ltd.	249,630	282,352
Beiersdorf AG	25,306	2,354,462
Kao Corp.	891,900	46,351,387
Kobayashi Pharmaceutical Co. Ltd.	293,000	13,607,162
Kose Corp.	32,500	2,914,995
L'Oreal SA	133,967	25,306,562
Pola Orbis Holdings, Inc.	27,100	2,163,495
Unilever NV:
(Certificaten Van Aandelen) (Bearer)	132,009	6,073,883
(NY Reg.)	39,651	1,828,308
Unilever PLC	182,800	8,485,805
Unilever PLC sponsored ADR	46,496	2,160,204
		115,728,110
Tobacco - 1.0%
British American Tobacco PLC:
(United Kingdom)	1,370,370	85,021,355
sponsored ADR	51,058	6,340,893
Imperial Tobacco Group PLC	308,457	16,175,684
Japan Tobacco, Inc.	1,365,300	52,888,633
KT&G Corp.	150,047	15,731,439
Swedish Match Co. AB	9,340	332,985
		176,490,989

TOTAL CONSUMER STAPLES		982,107,170

ENERGY - 1.6%
Energy Equipment & Services - 0.1%
Core Laboratories NV	39,037	4,363,556
FMC Technologies, Inc. (a)	90,900	2,563,380
Technip SA	61,624	3,641,078
Tenaris SA	86,594	1,191,551
Tenaris SA sponsored ADR	61,930	1,699,359
		13,458,924
Oil, Gas & Consumable Fuels - 1.5%
Bharat Petroleum Corp. Ltd.	221,940	1,996,499
BP PLC	4,132,062	23,228,738
BP PLC sponsored ADR	296,076	10,025,133
Cairn Energy PLC (a)	2,673,468	6,519,304
Canadian Natural Resources Ltd.	230,655	7,163,778
CNOOC Ltd. (a)	22,416,000	27,043,173
Enbridge, Inc.	433,802	17,108,616
Eni SpA	1,276,611	19,271,865
Galp Energia SGPS SA Class B	666,681	9,689,751
Gazprom OAO sponsored ADR (Reg. S)	462,061	1,869,037
Gran Tierra Energy, Inc. (Canada) (a)	141,849	398,051
INPEX Corp.	748,000	6,494,981
Lukoil PJSC sponsored ADR	60,421	2,709,882
Neste Oyj	47,287	1,969,546
NOVATEK OAO GDR (Reg. S)	6,099	657,472
Oil Search Ltd. ADR	1,325,014	6,691,872
Rosneft Oil Co. OJSC GDR (Reg. S)	544,645	2,845,770
Royal Dutch Shell PLC:
Class A (Netherlands)	999,270	24,503,242
Class A sponsored ADR	34,033	1,664,214
Class B (United Kingdom)	1,584,007	40,323,995
Suncor Energy, Inc.	224,289	6,081,834
Total SA	1,233,763	58,944,737
		277,201,490

TOTAL ENERGY		290,660,414

FINANCIALS - 7.0%
Banks - 3.1%
ABN AMRO Group NV GDR	574,617	11,809,624
Axis Bank Ltd.	457,732	4,078,315
Banco do Brasil SA	244,500	1,757,353
Banco Santander SA (Brasil) unit	114,800	806,288
Bank Leumi le-Israel BM (a)	182,262	682,336
Bank of Ireland (a)	17,686,850	3,985,217
Bankinter SA	565,361	4,147,036
Barclays PLC	21,413,250	48,395,645
Barclays PLC sponsored ADR	228,872	2,085,024
BNP Paribas SA	1,151,503	58,577,070
BOC Hong Kong (Holdings) Ltd.	1,825,500	6,388,915
CaixaBank SA	5,068,834	13,668,595
Chiba Bank Ltd.	775,000	4,591,649
Credicorp Ltd. (United States)	42,909	6,722,982
DBS Group Holdings Ltd.	857,500	9,434,420
DNB ASA	2,152,223	26,164,254
Dubai Islamic Bank Pakistan Ltd. (a)	1,927,950	2,865,865
HDFC Bank Ltd.	245,364	5,712,741
HDFC Bank Ltd. sponsored ADR	111,798	8,010,327
HSBC Holdings PLC:
(Hong Kong)	858,100	6,365,891
(United Kingdom)	550,400	4,092,178
IndusInd Bank Ltd. (a)	279,688	4,952,632
Industrial & Commercial Bank of China Ltd. (H Shares)	21,364,000	13,589,222
ING Groep NV (Certificaten Van Aandelen)	2,630,419	32,920,612
Intesa Sanpaolo SpA	6,016,267	14,295,539
Joyo Bank Ltd.	1,093,000	4,341,787
Jyske Bank A/S (Reg.)	96,411	4,628,433
Kasikornbank PCL:
NVDR	696,200	3,972,252
(For. Reg.)	330,500	1,890,481
KBC Groep NV (a)	480,984	28,472,777
Lloyds Banking Group PLC	48,823,863	38,053,740
Mediobanca SpA	1,301,200	9,651,967
Mitsubishi UFJ Financial Group, Inc.	1,321,300	7,278,415
North Pacific Bank Ltd.	1,138,400	3,850,964
PT Bank Central Asia Tbk	5,713,200	6,481,995
Resona Holdings, Inc.	1,893,000	8,657,687
Sberbank of Russia sponsored ADR	158,486	1,453,317
Societe Generale Series A	151,324	5,524,800
Sumitomo Mitsui Financial Group, Inc.	2,100,300	73,472,943
Svenska Handelsbanken AB (A Shares)	1,539,179	19,836,350
Swedbank AB (A Shares)	449,295	10,334,050
Sydbank A/S	127,839	4,050,595
The Hachijuni Bank Ltd.	759,000	4,012,690
The Toronto-Dominion Bank	260,702	11,633,583
Turkiye Garanti Bankasi A/S	1,279,928	3,301,273
Westpac Banking Corp.	548,255	12,118,405
Woori Bank	58,095	551,823
Yapi ve Kredi Bankasi A/S (a)	1,090,066	1,341,642
Yes Bank Ltd. (a)	212,942	4,342,583
		565,354,282
Capital Markets - 0.8%
Azimut Holding SpA	393,781	6,043,984
Banca Generali SpA	119,884	2,401,694
Brookfield Asset Management, Inc.	162,783	5,484,159
Brookfield Asset Management, Inc. Class A	80,355	2,711,384
Daiwa Securities Group, Inc.	2,836,100	16,567,330
GAM Holding Ltd.	318,300	3,090,605
IG Group Holdings PLC	1,110,442	13,867,263
Intermediate Capital Group PLC	189,884	1,483,610
Julius Baer Group Ltd.	286,525	12,019,236
Jupiter Fund Management PLC	219,712	1,210,320
Macquarie Group Ltd.	220,001	13,343,079
Magellan Financial Group Ltd.	18,810	333,908
Nihon M&A Center, Inc.	21,400	1,176,881
Partners Group Holding AG	20,596	9,444,152
SVG Capital PLC (a)	85,693	627,342
Tai Fook Securities Group Ltd.	1,700,000	1,084,750
UBS Group AG	3,900,462	56,392,222
		147,281,919
Consumer Finance - 0.1%
AEON Financial Service Co. Ltd.	502,600	9,253,883
Cembra Money Bank AG	19,332	1,400,442
		10,654,325
Diversified Financial Services - 0.5%
AMP Ltd.	2,022,097	7,993,659
BM&F BOVESPA SA	751,300	4,166,909
Broadcom Ltd.	44,856	7,913,496
Cerved Information Solutions SpA	276,855	2,223,489
Challenger Ltd.	1,590,862	10,987,677
Deutsche Borse AG (a)	112,200	9,586,757
First Pacific Co. Ltd.	6,144,000	4,601,535
Groupe Bruxelles Lambert SA	98,500	8,643,616
Haci Omer Sabanci Holding A/S	283,300	874,581
Investor AB:
(A Shares)	28,185	983,766
(B Shares)	327,000	11,535,806
ORIX Corp.	1,701,800	24,466,510
RMB Holdings Ltd.	305,262	1,218,806
Zenkoku Hosho Co. Ltd.	38,800	1,524,400
		96,721,007
Insurance - 1.7%
Admiral Group PLC	113,308	3,050,203
AIA Group Ltd.	5,819,400	36,795,325
Allianz SE	47,900	7,120,670
Aon PLC	88,800	9,887,880
Aviva PLC	7,894,115	44,550,574
AXA SA	276,162	5,812,455
BB Seguridade Participacoes SA	605,700	5,467,656
Delta Lloyd NV	1,236,200	5,009,614
Euler Hermes SA	48,298	3,991,525
Fairfax Financial Holdings Ltd. (sub. vtg.)	65,293	36,954,225
Gjensidige Forsikring ASA	191,721	3,292,463
Hannover Reuck SE	13,801	1,410,120
Hiscox Ltd.	1,330,236	18,236,586
Intact Financial Corp.	42,237	3,065,516
Jardine Lloyd Thompson Group PLC	439,057	5,664,581
Korean Reinsurance Co.	41,944	449,152
Manulife Financial Corp.	118,900	1,622,023
MS&AD Insurance Group Holdings, Inc.	404,200	11,534,340
Muenchener Rueckversicherungs AG	19,716	3,560,336
NN Group NV	92,617	2,755,784
PICC Property & Casualty Co. Ltd. (H Shares)	2,080,000	3,437,374
Prudential PLC	1,126,385	20,262,537
Sanlam Ltd.	472,151	2,006,529
Sony Financial Holdings, Inc.	322,900	4,434,745
Storebrand ASA (A Shares) (a)	428,214	1,810,444
Suncorp Group Ltd.	12,061	115,209
Swiss Re Ltd.	71,420	6,027,004
Talanx AG	209,400	6,119,671
Zurich Insurance Group AG	217,741	55,655,622
		310,100,163
Real Estate Investment Trusts - 0.1%
British Land Co. PLC	252,700	2,200,913
Derwent London PLC	45,777	1,642,262
Goodman Group unit	300,421	1,713,681
Land Securities Group PLC	126,991	1,824,335
Link (REIT)	58,000	421,680
Nippon Prologis REIT, Inc.	673	1,615,096
Unibail-Rodamco	20,870	5,726,743
Vicinity Centers unit	1,216,907	3,027,215
Westfield Corp. unit (a)	1,188,301	9,127,151
		27,299,076
Real Estate Management & Development - 0.7%
BR Malls Participacoes SA	324,800	1,241,184
Cheung Kong Property Holdings Ltd.	1,227,600	8,624,398
China Overseas Land and Investment Ltd.	2,016,000	6,665,816
Country Garden Holdings Co. Ltd.	2,712,000	1,377,404
Daito Trust Construction Co. Ltd.	16,000	2,355,966
Deutsche Wohnen AG (Bearer)	869,891	32,699,781
Fabege AB	82,510	1,530,560
FKP Property Group unit	197,527	524,034
Hufvudstaden AB Series A	68,278	1,187,596
Iguatemi Empresa de Shopping Centers SA (a)	85,200	757,228
LEG Immobilien AG	285,290	27,848,021
Lendlease Group unit	54,920	570,422
Mitsui Fudosan Co. Ltd.	510,000	10,982,265
Mobimo Holding AG	1,360	339,049
Nexity	26,174	1,372,494
Savills PLC	191,554	1,861,390
Sponda Oyj	70,619	368,968
TAG Immobilien AG	423,534	6,091,998
Vonovia SE	745,632	29,014,385
Wihlborgs Fastigheter AB	49,629	1,079,465
		136,492,424
Thrifts & Mortgage Finance - 0.0%
Genworth Mortgage Insurance Ltd.	140,488	308,305

TOTAL FINANCIALS		1,294,211,501

HEALTH CARE - 2.9%
Biotechnology - 0.2%
Actelion Ltd.	76,566	12,743,485
Shire PLC	175,669	10,970,808
Shire PLC sponsored ADR	30,133	5,640,295
		29,354,588
Health Care Equipment & Supplies - 0.2%
ASAHI INTECC Co. Ltd.	27,700	1,231,528
bioMerieux SA	10,321	1,569,737
Cochlear Ltd.	15,631	1,655,220
DiaSorin S.p.A.	11,418	738,063
Fisher & Paykel Healthcare Corp.	384,570	2,698,355
Nihon Kohden Corp.	548,300	12,485,331
Smith & Nephew PLC sponsored ADR	34,558	1,133,502
Straumann Holding AG	6,684	2,592,594
Terumo Corp.	585,700	22,784,927
Ypsomed Holding AG	3,197	591,586
		47,480,843
Health Care Providers & Services - 0.1%
Orpea	18,376	1,595,731
Ramsay Health Care Ltd.	18,761	1,169,863
Regis Healthcare Ltd.	207,109	712,890
Ryman Healthcare Group Ltd.	139,426	971,208
Sonic Healthcare Ltd.	573,838	9,919,163
		14,368,855
Health Care Technology - 0.0%
M3, Inc.	98,800	2,955,454
Life Sciences Tools & Services - 0.1%
Eurofins Scientific SA	4,343	1,760,455
Gerresheimer AG	18,147	1,507,022
ICON PLC (a)	67,008	5,145,544
Lonza Group AG	52,224	9,897,365
		18,310,386
Pharmaceuticals - 2.3%
Aspen Pharmacare Holdings Ltd.	109,158	2,613,496
Astellas Pharma, Inc.	1,020,200	15,571,747
AstraZeneca PLC sponsored ADR	176,544	5,792,409
Bayer AG	540,943	57,746,214
Daiichi Sankyo Kabushiki Kaisha	209,700	4,812,571
Dainippon Sumitomo Pharma Co. Ltd.	117,000	1,958,575
GlaxoSmithKline PLC	976,877	21,027,519
GlaxoSmithKline PLC sponsored ADR	143,628	6,242,073
Ipsen SA	22,599	1,467,865
Merck KGaA	93,100	9,797,058
Mitsubishi Tanabe Pharma Corp.	36,900	684,753
Novartis AG	1,153,861	90,881,551
Otsuka Holdings Co. Ltd.	116,100	5,034,514
Recordati SpA	52,045	1,574,414
Roche Holding AG (participation certificate)	408,029	99,599,995
Rohto Pharmaceutical Co. Ltd.	137,000	2,146,397
Sanofi SA	487,187	37,594,475
Santen Pharmaceutical Co. Ltd.	2,364,600	29,756,045
Sawai Pharmaceutical Co. Ltd.	21,200	1,393,321
Shionogi & Co. Ltd.	335,800	14,991,158
Teva Pharmaceutical Industries Ltd. sponsored ADR	293,900	14,809,621
		425,495,771

TOTAL HEALTH CARE		537,965,897

INDUSTRIALS - 5.8%
Aerospace & Defense - 0.2%
Airbus Group NV	54,773	3,208,566
BAE Systems PLC	712,086	5,031,959
Cobham PLC	7,921,906	16,821,087
Elbit Systems Ltd. (Israel)	5,139	499,614
Meggitt PLC	228,972	1,408,059
MTU Aero Engines Holdings AG	10,166	1,033,724
QinetiQ Group PLC	234,119	708,634
Saab AB (B Shares)	18,196	619,807
Thales SA	64,046	5,545,896
		34,877,346
Air Freight & Logistics - 0.3%
Bollore Group	1,278,600	4,618,082
Deutsche Post AG	85,553	2,702,897
PostNL NV (a)	2,614,860	11,442,393
Yamato Holdings Co. Ltd.	1,840,500	43,430,926
		62,194,298
Airlines - 0.2%
Air New Zealand Ltd.	211,309	346,516
Dart Group PLC	31,791	187,337
Deutsche Lufthansa AG	113,842	1,326,359
Japan Airlines Co. Ltd.	1,086,100	33,150,080
Qantas Airways Ltd.	329,417	802,138
Ryanair Holdings PLC sponsored ADR	66,945	4,860,876
		40,673,306
Building Products - 0.4%
Asahi Glass Co. Ltd.	244,000	1,551,752
ASSA ABLOY AB (B Shares)	595,735	12,049,669
Central Glass Co. Ltd.	167,000	640,787
Compagnie de St. Gobain	65,004	2,853,436
Daikin Industries Ltd.	353,600	32,771,183
Geberit AG (Reg.)	24,493	10,683,236
Kingspan Group PLC (Ireland)	78,174	2,143,356
Toto Ltd.	351,700	13,358,923
		76,052,342
Commercial Services & Supplies - 0.5%
Babcock International Group PLC	165,288	2,270,321
Berendsen PLC	27,901	448,818
Brambles Ltd.	6,265,535	58,013,190
Downer Edi Ltd.	260,460	959,169
Intrum Justitia AB	63,810	2,014,782
ISS Holdings A/S	96,621	3,912,977
Kaba Holding AG (B Shares) (Reg.)	2,402	1,885,358
Park24 Co. Ltd.	77,200	2,257,092
Regus PLC	179,563	706,672
Secom Co. Ltd.	247,500	18,782,873
Securitas AB (B Shares)	21,343	371,230
		91,622,482
Construction & Engineering - 0.2%
ACS Actividades de Construccion y Servicios SA	70,171	1,988,506
Balfour Beatty PLC (a)	4,102,352	15,207,511
Koninklijke Boskalis Westminster NV	155,700	5,566,302
Taisei Corp.	500,000	3,759,726
VINCI SA	184,386	14,009,110
Voltas Ltd. (a)	246,101	1,433,891
		41,965,046
Electrical Equipment - 0.9%
ABB Ltd. (Reg.)	499,400	10,832,931
Fuji Electric Co. Ltd.	315,000	1,437,008
Legrand SA	703,388	42,140,552
Nexans SA (a)	50,516	2,714,850
Prysmian SpA	280,900	6,930,858
Schneider Electric SA	1,438,877	98,162,187
Vestas Wind Systems A/S	90,850	7,536,905
		169,755,291
Industrial Conglomerates - 0.4%
Alfa SA de CV Series A	132,080	214,835
Bidvest Group Ltd.	90,304	933,629
CK Hutchison Holdings Ltd.	1,742,740	22,397,687
DCC PLC (United Kingdom)	47,000	4,277,061
Koninklijke Philips Electronics NV	685,799	19,883,917
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	51,000	1,475,940
NWS Holdings Ltd.	119,000	212,611
Siemens AG	198,068	23,628,866
		73,024,546
Machinery - 1.1%
Alfa Laval AB	306,948	4,768,807
Andritz AG	7,202	367,491
Atlas Copco AB:
(A Shares)	32,104	910,544
(B Shares)	107,961	2,775,749
Daifuku Co. Ltd.	91,200	1,580,453
Eicher Motors Ltd.	4,657	1,581,649
Fanuc Corp.	55,200	9,405,941
GEA Group AG	631,151	33,873,796
Georg Fischer AG (Reg.)	1,855	1,491,846
Glory Ltd.	125,500	4,020,997
IMI PLC	1,239,836	17,208,918
Interpump Group SpA	123,005	2,174,714
KION Group AG	27,347	1,557,850
Komatsu Ltd.	1,379,800	30,194,126
Kone Oyj (B Shares)	269,614	13,548,379
Kubota Corp.	1,096,300	16,073,910
Makita Corp.	46,000	3,303,339
Mitsubishi Heavy Industries Ltd.	1,366,800	5,949,903
Nordson Corp.	124,190	12,261,279
Schindler Holding AG:
(participation certificate)	109,048	20,522,378
(Reg.)	5,814	1,098,308
Spirax-Sarco Engineering PLC	277,604	15,798,977
Wartsila Corp.	65,646	2,700,532
		203,169,886
Professional Services - 0.6%
Experian PLC	686,616	13,650,675
Intertek Group PLC	312,559	14,328,351
RELX NV	3,031,679	53,775,883
RELX PLC	40,102	760,936
SGS SA (Reg.)	9,147	20,097,267
Temp Holdings Co., Ltd.	96,400	1,538,263
Wolters Kluwer NV	280,823	11,785,806
		115,937,181
Road & Rail - 0.3%
Aurizon Holdings Ltd.	401,461	1,324,542
DSV de Sammensluttede Vognmaend A/S	120,150	5,958,967
East Japan Railway Co.	431,000	37,012,513
		44,296,022
Trading Companies & Distributors - 0.5%
AerCap Holdings NV (a)	44,465	1,777,266
Brenntag AG	227,899	12,402,903
Bunzl PLC	1,122,490	34,756,867
Kloeckner & Co. AG (a)	134,788	1,897,408
Misumi Group, Inc.	210,000	3,665,587
Mitsubishi Corp.	706,200	14,712,358
Noble Group Ltd. (a)	28,888,800	2,523,224
Rexel SA	632,700	10,166,260
Sojitz Corp.	145,700	349,235
Wolseley PLC	26,960	1,550,540
		83,801,648
Transportation Infrastructure - 0.2%
Aena SA	106,723	15,088,849
China Merchants Holdings International Co. Ltd.	3,976,840	11,329,371
Fraport AG Frankfurt Airport Services Worldwide	17,999	1,004,050
Macquarie Atlas Roads Group unit	194,775	810,963
Transurban Group unit	118,850	1,023,627
		29,256,860

TOTAL INDUSTRIALS		1,066,626,254

INFORMATION TECHNOLOGY - 5.0%
Communications Equipment - 0.1%
Telefonaktiebolaget LM Ericsson:
(B Shares)	3,579,408	25,493,527
(B Shares) sponsored ADR	194,070	1,381,778
		26,875,305
Electronic Equipment & Components - 0.9%
Alps Electric Co. Ltd.	78,200	1,763,307
China High Precision Automation Group Ltd. (a)	1,073,000	0
Flextronics International Ltd. (a)	732,900	9,703,596
Halma PLC	1,318,241	18,349,111
Hexagon AB (B Shares)	151,225	6,158,065
Hirose Electric Co. Ltd.	128,000	16,429,131
Hitachi High-Technologies Corp.	62,200	2,305,485
Hitachi Ltd.	10,649,700	51,053,508
Ingenico SA	14,510	1,562,517
Jenoptik AG	30,186	549,342
Keyence Corp.	16,100	11,286,261
Kyocera Corp.	46,200	2,195,131
Largan Precision Co. Ltd.	62,000	6,953,782
LG Display Co. Ltd.	15,091	404,448
Murata Manufacturing Co. Ltd.	28,200	3,789,890
Nippon Electric Glass Co. Ltd.	157,000	787,542
OMRON Corp.	273,000	9,261,393
Spectris PLC	364,329	9,262,185
TDK Corp.	44,100	3,154,110
Truly International Holdings Ltd.	3,200,000	1,497,380
Yokogawa Electric Corp.	308,300	3,948,171
		160,414,355
Internet Software & Services - 0.5%
Alibaba Group Holding Ltd. sponsored ADR (a)	130,706	12,703,316
Auto Trader Group PLC	65,784	322,300
Baidu.com, Inc. sponsored ADR (a)	126,200	21,589,034
Carsales.com Ltd.	151,150	1,460,855
JUST EAT Ltd. (a)	743,412	5,281,304
MercadoLibre, Inc.	24,728	4,253,216
Moneysupermarket.com Group PLC	285,016	1,079,391
NAVER Corp.	18,780	14,220,261
NetEase, Inc. sponsored ADR	45,072	9,553,912
Tencent Holdings Ltd.	556,900	14,431,999
United Internet AG	60,463	2,485,966
		87,381,554
IT Services - 0.9%
Amadeus IT Holding SA Class A	1,035,579	47,585,852
Atos Origin SA	52,255	5,152,123
Bechtle AG	5,182	578,315
CANCOM AG	6,335	300,886
Capgemini SA	100,347	9,776,146
CGI Group, Inc. Class A (sub. vtg.) (a)	94,073	4,578,831
Cognizant Technology Solutions Corp. Class A (a)	292,461	16,798,960
Computershare Ltd.	607,463	4,510,604
Fujitsu Ltd.	761,000	3,862,922
IT Holdings Corp.	62,100	1,473,498
Luxoft Holding, Inc. (a)	20,495	1,051,598
MasterCard, Inc. Class A	129,711	12,533,974
Nomura Research Institute Ltd.	868,400	29,376,118
OBIC Co. Ltd.	230,600	11,812,497
Paysafe Group PLC (a)	492,995	2,827,093
SCSK Corp.	51,600	1,897,627
Tata Consultancy Services Ltd.	188,823	7,078,770
Wirecard AG	9,413	465,873
Worldpay Group PLC (a)	66,795	262,083
		161,923,770
Semiconductors & Semiconductor Equipment - 1.4%
Analog Devices, Inc.	515,883	32,273,640
ARM Holdings PLC	819,129	18,242,842
ASM International NV (Netherlands)	95,761	3,645,651
ASML Holding NV	17,516	1,866,330
Infineon Technologies AG	1,612,325	27,055,484
Mellanox Technologies Ltd. (a)	125,937	5,521,078
NVIDIA Corp.	645,704	39,607,483
NXP Semiconductors NV (a)	153,106	13,476,390
ROHM Co. Ltd.	63,500	3,173,005
SK Hynix, Inc.	200,910	6,562,274
SMA Solar Technology AG	28,266	990,651
STMicroelectronics NV	188,392	1,412,856
STMicroelectronics NV	170,542	1,281,661
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	2,682,270	77,088,440
Texas Instruments, Inc.	281,873	19,601,448
Tokyo Electron Ltd.	36,500	3,354,197
Xinyi Solar Holdings Ltd.	162,000	66,616
		255,220,046
Software - 0.7%
Cadence Design Systems, Inc. (a)	933,153	23,739,412
Check Point Software Technologies Ltd. (a)	69,885	5,362,975
Constellation Software, Inc.	4,156	1,813,314
Dassault Systemes SA	155,389	13,089,780
LINE Corp. ADR	35,358	1,511,555
Micro Focus International PLC	115,739	3,036,614
Oracle Corp. Japan	22,300	1,297,502
Sage Group PLC	533,682	5,080,833
SAP AG	654,507	57,478,784
SAP AG sponsored ADR	44,147	3,883,612
Software AG (Bearer)	7,292	289,728
Sophos Group PLC	48,856	161,415
Square Enix Holdings Co. Ltd.	156,900	4,594,858
Ubisoft Entertainment SA (a)	23,590	922,024
		122,262,406
Technology Hardware, Storage & Peripherals - 0.5%
Brother Industries Ltd.	131,600	2,208,067
Fujifilm Holdings Corp.	278,300	10,455,247
Konica Minolta, Inc.	269,000	2,423,119
Logitech International SA (Reg.)	279,845	5,861,224
NEC Corp.	3,816,700	9,701,755
Neopost SA	161,828	4,274,501
Ricoh Co. Ltd.	112,200	1,011,768
Samsung Electronics Co. Ltd.	43,743	63,500,748
Seiko Epson Corp.	113,700	2,179,144
		101,615,573

TOTAL INFORMATION TECHNOLOGY		915,693,009

MATERIALS - 2.7%
Chemicals - 1.8%
Agrium, Inc.	6,110	588,729
Akzo Nobel NV	1,129,194	76,116,533
Arkema SA	91,200	8,141,375
BASF AG	45,301	3,683,710
Clariant AG (Reg.)	651,518	11,347,164
Croda International PLC	319,275	13,877,373
CSM NV (exchangeable)	30,065	819,955
Denki Kagaku Kogyo KK	1,568,000	6,622,684
DuluxGroup Ltd.	168,953	813,920
Essentra PLC	89,055	603,424
Evonik Industries AG	102,949	3,460,537
Givaudan SA	15,990	33,051,365
HEXPOL AB (B Shares)	151,270	1,379,174
Incitec Pivot Ltd.	168,776	361,504
Johnson Matthey PLC	289,126	12,673,245
K&S AG	62,875	1,316,414
Kemira Oyj	44,023	564,713
Koninklijke DSM NV	38,400	2,680,374
Kuraray Co. Ltd.	686,700	9,809,526
LG Chemical Ltd.	16,312	3,953,937
Linde AG	299,602	51,157,935
Nippon Paint Holdings Co. Ltd.	259,700	9,299,652
Nissan Chemical Industries Co. Ltd.	72,200	2,219,069
Novozymes A/S Series B	28,077	1,217,446
Nufarm Ltd.	123,686	783,621
Orica Ltd.	1,344,204	14,911,091
Sanyo Chemical Industries Ltd.	42,000	353,975
Shin-Etsu Chemical Co. Ltd.	30,800	2,260,621
Sika AG	745	3,549,459
Solvay SA Class A	6,745	740,408
Symrise AG	440,544	32,437,631
Syngenta AG (Switzerland)	22,171	9,679,281
Umicore SA	34,413	2,032,154
UPL Ltd.	162,669	1,551,586
		324,059,585
Construction Materials - 0.1%
CRH PLC	276,060	9,278,143
CRH PLC sponsored ADR	108,424	3,664,731
Fletcher Building Ltd.	242,755	1,867,116
HeidelbergCement Finance AG	35,457	3,293,371
James Hardie Industries PLC CDI	93,611	1,525,964
Lafargeholcim Ltd. (Reg.)	62,489	3,313,305
		22,942,630
Containers & Packaging - 0.1%
Billerud AB	78,284	1,336,031
Huhtamaki Oyj	78,439	3,412,297
Orora Ltd.	407,567	949,552
Pact Group Holdings Ltd.	116,077	536,512
RPC Group PLC	71,380	814,537
Smurfit Kappa Group PLC	393,608	9,703,006
		16,751,935
Metals & Mining - 0.7%
Agnico Eagle Mines Ltd. (Canada)	53,150	2,693,976
Alamos Gold, Inc.	139,200	979,729
ArcelorMittal SA:
(Netherlands) (a)	1,293,931	7,675,782
Class A unit (a)	423,610	2,478,119
Barrick Gold Corp.	323,965	5,506,466
BHP Billiton PLC	945,993	12,296,842
BHP Billiton PLC ADR	163,800	4,224,402
BlueScope Steel Ltd.	270,280	1,765,190
Boliden AB	233,607	4,947,399
Evolution Mining Ltd.	348,705	571,311
First Majestic Silver Corp. (a)	23,254	280,346
First Quantum Minerals Ltd.	114,500	867,874
Fortescue Metals Group Ltd.	646,763	2,381,766
Glencore Xstrata PLC	2,173,163	4,966,846
Goldcorp, Inc.	191,356	2,912,510
Grupo Mexico SA de CV Series B	166,649	417,007
HudBay Minerals, Inc.	116,100	470,987
IAMGOLD Corp. (a)	419,924	1,559,425
Iluka Resources Ltd.	1,152,168	5,697,700
JFE Holdings, Inc.	152,800	2,372,524
Kinross Gold Corp. (a)	323,161	1,291,264
Lundin Mining Corp. (a)	197,800	748,123
MMC Norilsk Nickel PJSC sponsored ADR	35,198	530,082
New Gold, Inc. (a)	257,004	1,234,654
Nippon Steel & Sumitomo Metal Corp.	154,100	3,270,706
Northern Star Resources Ltd.	195,139	593,960
OZ Minerals Ltd.	98,232	471,750
Pan American Silver Corp.	53,335	928,562
POSCO sponsored ADR	17,604	897,276
Rio Tinto Ltd.	363,919	13,018,758
Rio Tinto PLC	479,547	14,435,662
Rio Tinto PLC sponsored ADR	64,237	1,938,030
Salzgitter AG	50,360	1,532,148
Sandfire Resources NL	222,792	917,568
Sims Metal Management Ltd.	175,147	1,311,052
South32 Ltd.	5,475,500	7,901,015
SSAB Svenskt Stal AB (B Shares) (a)	143,449	345,022
Teck Resources Ltd. Class B (sub. vtg.)	167,478	2,713,823
Thyssenkrupp AG	103,844	2,420,326
Voestalpine AG	20,277	671,075
Yamana Gold, Inc.	355,300	1,438,648
		123,675,705
Paper & Forest Products - 0.0%
Portucel Industrial Empresa Produtora de Celulosa SA	116,063	384,504
Stora Enso Oyj (R Shares)	339,168	2,994,442
UPM-Kymmene Corp.	206,130	4,140,998
		7,519,944

TOTAL MATERIALS		494,949,799

TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 0.4%
Belgacom SA	13,446	411,404
Bezeq The Israel Telecommunication Corp. Ltd.	510,311	1,024,270
Bharti Infratel Ltd.	239,628	1,254,699
BT Group PLC	1,686,716	8,560,008
BT Group PLC sponsored ADR	43,602	1,121,443
Chunghwa Telecom Co. Ltd. sponsored ADR	10,363	371,514
Elisa Corp. (A Shares)	8,321	292,744
Hellenic Telecommunications Organization SA	473,184	4,486,411
KT Corp. sponsored ADR	77,732	1,207,178
Nippon Telegraph & Telephone Corp.	347,200	15,266,061
Nippon Telegraph & Telephone Corp. sponsored ADR	79,288	3,495,015
Singapore Telecommunications Ltd.	2,632,300	7,766,778
Spark New Zealand Ltd.	1,060,613	2,928,255
TDC A/S	2,681,774	14,823,937
Telenor ASA	109,954	1,919,931
Vocus Communications Ltd.	215,013	1,242,650
		66,172,298
Wireless Telecommunication Services - 1.7%
China Mobile Ltd.	4,082,517	50,416,063
KDDI Corp.	4,326,400	126,480,705
NTT DOCOMO, Inc.	367,400	9,265,569
SK Telecom Co. Ltd.	220,050	43,032,340
SoftBank Corp.	516,500	33,693,527
Vodafone Group PLC	16,644,760	50,228,129
		313,116,333

TOTAL TELECOMMUNICATION SERVICES		379,288,631

UTILITIES - 1.1%
Electric Utilities - 0.4%
CLP Holdings Ltd.	199,500	2,045,778
Contact Energy Ltd.	274,745	1,036,646
EDF SA	194,090	2,485,393
Endesa SA	101	2,057
Enel SpA	5,127,381	22,637,136
Energias de Portugal SA	492,591	1,651,129
Fortum Corp.	214,462	3,310,827
HK Electric Investments & HK Electric Investments Ltd. unit	485,000	455,144
Iberdrola SA	1,111,689	7,316,198
Infratil Ltd.	204,197	500,799
Korea Electric Power Corp.	13,942	723,542
Korea Electric Power Corp. sponsored ADR	104,391	2,699,551
Mercury Nz Ltd.	236,612	544,244
Power Assets Holdings Ltd.	254,500	2,434,261
Red Electrica Corporacion SA	79,408	1,709,953
Scottish & Southern Energy PLC	1,166,861	23,067,934
		72,620,592
Gas Utilities - 0.1%
APA Group unit	1,323,385	9,190,012
China Resource Gas Group Ltd.	2,818,000	9,444,734
ENN Energy Holdings Ltd.	488,000	2,733,286
Gas Natural SDG SA	132,714	2,739,403
Rubis	18,207	1,486,619
Snam Rete Gas SpA	518,355	2,873,649
		28,467,703
Independent Power and Renewable Electricity Producers - 0.0%
Electric Power Development Co. Ltd.	143,300	3,498,534
Meridian Energy Ltd.	196,168	412,785
		3,911,319
Multi-Utilities - 0.5%
AGL Energy Ltd.	69,398	967,495
Centrica PLC	293,643	896,899
E.ON AG	407,117	3,744,021
Engie	3,368,364	53,690,983
Hera SpA	134	371
National Grid PLC	1,067,898	14,696,418
National Grid PLC sponsored ADR	45,411	3,155,610
Veolia Environnement SA	786,026	16,715,672
		93,867,469
Water Utilities - 0.1%
Guangdong Investment Ltd.	7,709,200	11,925,208
Pennon Group PLC	29,882	344,327
United Utilities Group PLC	128,198	1,635,454
		13,904,989

TOTAL UTILITIES		212,772,072

TOTAL COMMON STOCKS
(Cost $5,896,633,584)		6,682,581,790

Nonconvertible Preferred Stocks - 0.6%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.3%
Hyundai Motor Co.	81,300	6,979,291
Porsche Automobil Holding SE (Germany)	16,258	823,782
Volkswagen AG	348,247	48,362,289
		56,165,362
CONSUMER STAPLES - 0.3%
Beverages - 0.1%
Ambev SA sponsored ADR	2,351,777	13,946,038
Household Products - 0.2%
Henkel AG & Co. KGaA	348,320	45,710,971

TOTAL CONSUMER STAPLES		59,657,009

ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.) (a)	138,800	552,329
sponsored ADR (a)	317,550	2,902,407
		3,454,736
FINANCIALS - 0.0%
Banks - 0.0%
Banco Bradesco SA (PN) sponsored ADR	116,449	1,038,725
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Grifols SA Class B	18	285
Health Care Equipment & Supplies - 0.0%
Sartorius AG (non-vtg.)	7,617	602,563

TOTAL HEALTH CARE		602,848

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $116,795,155)		120,918,680

Equity Funds - 55.0%
Diversified Emerging Markets Funds - 1.1%
iShares MSCI Australia ETF	9,767,617	197,501,216
Matthews Pacific Tiger Fund Investor Class	18,350	476,916

TOTAL DIVERSIFIED EMERGING MARKETS FUNDS		197,978,132

Europe Stock Funds - 3.8%
Henderson European Focus Fund Class A	38	1,202
iShares Europe ETF	4,365,292	170,857,529
iShares MSCI Italy Capped ETF	8,796,599	99,313,603
iShares MSCI Spain Capped ETF	2,807,205	74,390,933
Vanguard FTSE European ETF	1,476,888	71,791,526
WisdomTree Europe Hedged Equity ETF	5,413,450	290,918,803

TOTAL EUROPE STOCK FUNDS		707,273,596

Foreign Large Blend Funds - 25.7%
Artisan International Value Fund Investor Class	23,925,909	799,603,880
Dodge & Cox International Stock Fund	62	2,359
Fidelity Overseas Fund (b)	13,862,314	573,899,818
Harbor International Fund Institutional Class	16,089,360	986,599,567
Henderson International Opportunities Fund Class I	22,420,637	589,662,743
Litman Gregory Masters International Fund Investor Class	7,789,505	117,699,421
Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio Class A	56,751,172	848,997,536
Oakmark International Fund Class I	38,466,478	823,182,622
T. Rowe Price Overseas Stock Fund I Class	254	2,344

TOTAL FOREIGN LARGE BLEND FUNDS		4,739,650,290

Foreign Large Growth Funds - 14.3%
American EuroPacific Growth Fund Class F-1	1,016,396	47,679,132
Fidelity Canada Fund (b)	244,167	11,832,343
Fidelity Diversified International Fund (b)	25,001,596	877,055,996
Fidelity International Capital Appreciation Fund (b)	1,766,457	30,612,691
Fidelity International Discovery Fund (b)	32,621,484	1,256,253,360
Invesco International Growth Fund R5 Class	684	22,122
JOHCM International Select Fund Class II Shares	126	2,440
Oppenheimer International Growth Fund Class I	9,334,335	344,156,921
Thornburg International Value Fund Class I	2,904,950	69,515,449

TOTAL FOREIGN LARGE GROWTH FUNDS		2,637,130,454

Foreign Large Value Funds - 1.5%
Pear Tree Polaris Foreign Value Fund Institutional Shares	15,348,128	267,210,912
Foreign Small Mid Blend Funds - 1.9%
Franklin International Small Cap Growth Fund Class A	65	1,168
iShares MSCI EAFE Small-Cap ETF	6,785,231	345,028,996

TOTAL FOREIGN SMALL MID BLEND FUNDS		345,030,164

Foreign Small Mid Growth Funds - 0.2%
MFS International New Discovery Fund Class A	57	1,639
Thornburg International Growth Fund Class I	1,379,138	27,127,639
Wasatch International Growth Fund Investor Class (a)	69	2,103

TOTAL FOREIGN SMALL MID GROWTH FUNDS		27,131,381

Sector Funds - 1.1%
RS Global Natural Resources Fund Class A (a)	68	1,468
SPDR DJ International Real Estate ETF	2,013,460	84,585,455
Voya International Real Estate Fund Class A	12,673,181	114,692,285

TOTAL SECTOR FUNDS		199,279,208

Other - 5.4%
Fidelity Japan Fund (b)	7,005,997	85,543,225
Fidelity Japan Smaller Companies Fund (b)	5,956,222	87,079,972
iShares MSCI Japan ETF	61,467,250	754,817,830
Matthews Japan Fund Investor Class (a)	151	2,953
WisdomTree Japan Hedged Equity ETF	1,684,180	72,756,576

TOTAL OTHER		1,000,200,556

TOTAL EQUITY FUNDS
(Cost $8,838,666,871)		10,120,884,693
	Principal Amount

U.S. Treasury Obligations - 0.4%
U.S. Treasury Bills, yield at date of purchase 0.25% to 0.33% 9/29/16 to 12/1/16 (c)
(Cost $75,012,722)	$75,040,000	75,016,306
	Shares

Money Market Funds - 7.4%
State Street Institutional U.S. Government Money Market Fund Premier Class 0.26%(d)
(Cost $1,360,633,634)	1,360,633,634	1,360,633,634
TOTAL INVESTMENT PORTFOLIO - 99.7%
(Cost $16,287,741,966)		18,360,035,103
NET OTHER ASSETS (LIABILITIES) - 0.3%		53,206,323
NET ASSETS - 100%		$18,413,241,426

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
6,852 CME Nikkei 225 Index Contracts (United States)	Sept. 2016	$579,850,500	$18,589,198
7,994 ICE E-mini MSCI EAFE Index Contracts (United States)	Sept. 2016	674,533,720	11,452,347
TOTAL FUTURES CONTRACTS			$30,041,545

The face value of futures purchased as a percentage of Net Assets is 6.8%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $75,016,306.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Canada Fund	$11,191,771	$--	$1,056,876	$--	$11,832,343
Fidelity Diversified International Fund	916,452,153	--	120,607,905	--	877,055,996
Fidelity International Capital Appreciation Fund	63,780,385	--	39,832,391	--	30,612,691
Fidelity International Discovery Fund	1,266,891,702	--	108,607,136	--	1,256,253,360
Fidelity Japan Fund	111,427,453	--	39,832,391	--	85,543,225
Fidelity Japan Smaller Companies Fund	79,753,819	--	--	--	87,079,972
Fidelity Overseas Fund	576,479,171	--	60,303,953	--	573,899,818
Total	$3,025,976,454	$--	$370,240,652	$--	$2,922,277,405

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$564,472,405	$325,794,358	$238,678,047	$--
Consumer Staples	1,041,764,179	551,742,382	490,021,797	--
Energy	294,115,150	99,607,849	194,507,301	--
Financials	1,295,250,226	934,017,768	361,232,458	--
Health Care	538,568,745	200,141,637	338,427,108	--
Industrials	1,066,626,254	709,173,633	357,452,621	--
Information Technology	915,693,009	780,802,983	134,890,026	--
Materials	494,949,799	323,926,089	171,023,710	--
Telecommunication Services	379,288,631	92,762,292	286,526,339	--
Utilities	212,772,072	170,540,157	42,231,915	--
Equity Funds	10,120,884,693	10,120,884,693	--	--
Other Short-Term Investments	75,016,306	--	75,016,306	--
Money Market Funds	1,360,633,634	1,360,633,634
Total Investments in Securities:	$18,360,035,103	$15,670,027,475	$2,690,007,628	$--
Derivative Instruments:
Assets
Futures Contracts	$30,041,545	$30,041,545	$--	$--
Total Assets	$30,041,545	$30,041,545	$--	$--
Total Derivative Instruments:	$30,041,545	$30,041,545	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended August 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$225,454,054
Level 2 to Level 1	$987,278,663

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$30,041,545	$0
Total Equity Risk	30,041,545	0
Total Value of Derivatives	$30,041,545	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $13,892,226,695)	$15,437,757,698
Affiliated issuers (cost $2,395,515,271)	2,922,277,405
Total Investments (cost $16,287,741,966)		$18,360,035,103
Foreign currency held at value (cost $1,065,457)		1,067,737
Receivable for investments sold		106,219,045
Receivable for fund shares sold		4,016,264
Dividends receivable		22,375,569
Receivable for daily variation margin for derivative instruments		576,710
Prepaid expenses		69,631
Other receivables		437,560
Total assets		18,494,797,619
Liabilities
Payable to custodian bank	$73
Payable for investments purchased	65,068,951
Payable for fund shares redeemed	12,082,593
Accrued management fee	2,108,704
Other affiliated payables	1,171,025
Other payables and accrued expenses	1,124,847
Total liabilities		81,556,193
Net Assets		$18,413,241,426
Net Assets consist of:
Paid in capital		$16,589,298,507
Undistributed net investment income		151,381,732
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(428,824,582)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,101,385,769
Net Assets, for 1,911,608,678 shares outstanding		$18,413,241,426
Net Asset Value, offering price and redemption price per share ($18,413,241,426 ÷ 1,911,608,678 shares)		$9.63

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2016 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$185,532,177
Interest		473,050
Income before foreign taxes withheld		186,005,227
Less foreign taxes withheld		(11,550,204)
Total income		174,455,023
Expenses
Management fee	$35,645,779
Transfer agent fees	6,047,718
Accounting fees and expenses	1,063,068
Custodian fees and expenses	402,760
Independent trustees' fees and expenses	116,663
Registration fees	94,680
Audit	47,014
Legal	54,598
Interest	207
Miscellaneous	185,789
Total expenses before reductions	43,658,276
Expense reductions	(23,489,830)	20,168,446
Net investment income (loss)		154,286,577
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(352,393,061)
Affiliated issuers	9,763,459
Foreign currency transactions	22,970,179
Futures contracts	(87,104,598)
Total net realized gain (loss)		(406,764,021)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $654,571)	1,890,869,759
Assets and liabilities in foreign currencies	177,871
Futures contracts	189,910,121
Total change in net unrealized appreciation (depreciation)		2,080,957,751
Net gain (loss)		1,674,193,730
Net increase (decrease) in net assets resulting from operations		$1,828,480,307

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$154,286,577	$324,582,441
Net realized gain (loss)	(406,764,021)	144,959,577
Change in net unrealized appreciation (depreciation)	2,080,957,751	(3,291,682,334)
Net increase (decrease) in net assets resulting from operations	1,828,480,307	(2,822,140,316)
Distributions to shareholders from net investment income	(6,251,774)	(327,757,570)
Distributions to shareholders from net realized gain	–	(341,695,966)
Total distributions	(6,251,774)	(669,453,536)
Share transactions
Proceeds from sales of shares	1,378,968,157	4,762,612,488
Reinvestment of distributions	6,237,634	667,676,221
Cost of shares redeemed	(3,327,848,097)	(7,933,305,487)
Net increase (decrease) in net assets resulting from share transactions	(1,942,642,306)	(2,503,016,778)
Total increase (decrease) in net assets	(120,413,773)	(5,994,610,630)
Net Assets
Beginning of period	18,533,655,199	24,528,265,829
End of period	$18,413,241,426	$18,533,655,199
Other Information
Undistributed net investment income end of period	$151,381,732	$3,346,929
Shares
Sold	148,545,423	491,122,425
Issued in reinvestment of distributions	662,169	66,194,482
Redeemed	(358,360,937)	(783,441,295)
Net increase (decrease)	(209,153,345)	(226,124,388)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers International Fund

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016A	2015	2014	2013	2012A
Selected Per–Share Data
Net asset value, beginning of period	$8.74	$10.45	$10.77	$9.23	$8.52	$9.40
Income from Investment Operations
Net investment income (loss)B	.08	.16	.17	.18C	.16	.15
Net realized and unrealized gain (loss)	.81	(1.54)	(.10)	1.55	.74	(.74)
Total from investment operations	.89	(1.38)	.07	1.73	.90	(.59)
Distributions from net investment income	–D	(.16)	(.18)	(.13)	(.17)	(.13)
Distributions from net realized gain	–	(.17)	(.21)	(.06)	(.02)	(.16)
Total distributions	–D	(.33)	(.39)	(.19)	(.19)	(.29)
Net asset value, end of period	$9.63	$8.74	$10.45	$10.77	$9.23	$8.52
Total ReturnE,F	10.22%	(13.60)%	.85%	18.78%	10.65%	(6.00)%
Ratios to Average Net AssetsG
Expenses before reductions	.47%H	.45%	.41%	.43%	.43%	.39%
Expenses net of fee waivers, if any	.22%H	.20%	.16%	.17%	.18%	.14%
Expenses net of all reductions	.22%H	.20%	.16%	.17%	.17%	.14%
Net investment income (loss)	1.65%H	1.57%	1.63%	1.77%C	1.94%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$18,413,241	$18,533,655	$24,528,266	$22,807,024	$13,664,047	$12,153,172
Portfolio turnover rateI	26%H	28%	20%	11%	25%	18%J

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.54%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 H Annualized

 I Amount does not include the portfolio activity of any Underlying Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2016

1. Organization.

Strategic Advisers International Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2016, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Underlying Funds and distributions from ETFs, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$2,640,241,468
Gross unrealized depreciation	(621,835,248)
Net unrealized appreciation (depreciation) on securities	$2,018,406,220
Tax cost	$16,341,628,883

The Fund elected to defer to its next fiscal year approximately $120,325,781 of capital losses recognized during the period November 1, 2015 to February 29, 2016.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $(87,104,598) and a change in net unrealized appreciation (depreciation) of $189,910,121 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $2,253,812,640 and $3,651,923,560, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.00% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .38% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Advisers. Arrowstreet Capital, Limited Partnership, Causeway Capital Management, LLC, Massachusetts Financial Services Company (MFS), Thompson, Siegel & Walmsley LLC and William Blair Investment Management, LLP each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

FIAM LLC (FIAM) (an affiliate of the investment adviser) has been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, FIAM has not been allocated any portion of the Fund's assets. FIAM in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

In October, 2016 shareholders approved the appointment of FIL Investment Advisors and Geode Capital Management, LLC as additional sub-advisers for the Fund.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. The Fund does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding exchange-traded funds. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .06% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC),an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $463 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $22,193 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $5,963,000. The weighted average interest rate was 1.25%. The interest expense amounted to $207 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

8. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2019. During the period, this waiver reduced the Fund's management fee by $ 23,340,264.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $148,301 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $1,265.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principle investment strategies may represent a significant portion of an Underlying Fund's net assets.

At the end of the period, the Fund was the owner of record of 10% or more of the total outstanding shares of the following Underlying Funds:

Fidelity International Discovery Fund	13%
Fidelity Japan Fund	21%
Fidelity Japan Smaller Companies Fund	16%
Fidelity Overseas Fund	11%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2016 to August 31, 2016).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During Period-B March 1, 2016 to August 31, 2016
Actual	.22%	$1,000.00	$1,102.20	$1.17
Hypothetical-C		$1,000.00	$1,024.10	$1.12

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers International Fund

On March 3, 2016, the Board of Trustees, including the Independent Trustees (together, the Board), voted at an in-person meeting to approve an amendment to the fee schedule in the existing sub-advisory agreement (the Current Sub-Advisory Agreement) with FIAM LLC (formerly Pyramis Global Advisors LLC) (FIAM) for the fund (the Amended Sub-Advisory Agreement) with respect to the Select Emerging Markets Equity mandate, which has the potential to lower the amount of fees paid by Strategic Advisers, Inc. (Strategic Advisers) to FIAM, on behalf of the fund. The terms of the Amended Sub-Advisory Agreement are identical to those of the Current Sub-Advisory Agreement, except with respect to the date of execution and the fee schedule.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Amended Sub-Advisory Agreement.

In considering whether to approve the Amended Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Amended Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Amended Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board.

Nature, Extent, and Quality of Services Provided.  The Board noted that although FIAM was not previously allocated assets of the fund to manage using FIAM's Select Emerging Markets Equity strategy, the Board is familiar with the nature, extent and quality of services provided by FIAM, including resources devoted to its compliance policies and procedures, through its oversight of FIAM as sub-adviser to other funds overseen by the Board. In addition, the Board considered information received regarding FIAM in connection with the annual renewal of the sub-advisory agreement with FIAM on behalf of the fund at the September 2015 meeting. The Board also considered the backgrounds of the investment personnel that will provide services to the fund, including the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund, and the historical investment performance of FIAM's Select Emerging Markets Equity strategy.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Amended Sub-Advisory Agreement will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  The Board considered that the new fee schedule will not result in any changes to the fund's total management fee or total fund expenses because Strategic Advisers has not allocated any assets of the fund to FIAM's Select Emerging Markets Equity strategy. The Board considered that to the extent Strategic Advisers allocates assets of the fund to the strategy in the future, the new fee schedule would result in lower fees to be paid by Strategic Advisers to FIAM, on behalf of the fund, compared to the fees that would be paid if the Select Emerging Markets Equity strategy was allocated assets under the existing fee schedule. The Board also considered that the Amended Sub-Advisory Agreement would not result in any changes to the fund's maximum aggregate annual management fee rate, Strategic Advisers' portion of the fund's management fee or Strategic Advisers' contractual management fee waiver for the fund. Based on its review, the Board concluded that the fund's management fee structure and total expenses continue to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Amended Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the fund's investment performance or costs of services and profitability to be significant factors in its decision to approve the Amended Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviewed information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2015 Board meeting.

Possible Economies of Scale.  The Board considered that the Amended Sub-Advisory Agreement provides for breakpoints that have the potential to further reduce sub-advisory fees paid to FIAM as assets allocated to FIAM's Select Emerging Markets Equity strategy grow. The Board also considered that it reviewed whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2015 Board meeting.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Amended Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Amended Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Amended Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Investment Advisory Contract and Management Fees

Strategic Advisers International Fund

On June 7, 2016, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve a new investment advisory agreement (the New Sub-Advisory Agreement) with FIAM LLC (FIAM) for the fund to add a new investment mandate to the fund, subject to shareholder approval.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the New Sub-Advisory Agreement.

In considering whether to approve the New Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the New Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers, Inc. (Strategic Advisers) or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the New Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the New Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.  The Board noted that it is familiar with the nature, extent and quality of services provided by FIAM from its oversight of FIAM on behalf of other existing investment mandates for the fund pursuant to existing sub-advisory agreements between Strategic Advisers and FIAM (Existing Sub-Advisory Agreement). The Board considered that the new investment mandate will not utilize the same investment personnel as the existing mandate approved by the Board under the Existing Sub-Advisory Agreement, the same support staff, including compliance personnel, that currently provides services to the fund will also provide services to the fund under the New Sub-Advisory Agreement. The Board considered the backgrounds of the investment personnel that will provide services to the fund under the New Sub-Advisory Agreement, and also took into consideration the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up. The Board also considered the structure of FIAM's portfolio manager compensation program with respect to the investment personnel that will provide services under the New Sub-Advisory Agreement and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board noted that FIAM will utilize a different investment mandate to provide services to the fund under the New Sub-Advisory Agreement than the investment mandate approved under the Current Sub-Advisory Agreement and reviewed the general qualifications and capabilities of the investment staff that will provide services to the fund under the New Sub-Advisory Agreement and its use of technology. The Board noted that the FIAM's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered FIAM's trading capabilities and resources which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by FIAM under the New Sub-Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Investment Performance.  The Board also considered the historical investment performance of FIAM and the portfolio managers in managing accounts under a similar investment mandate.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the New Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  In reviewing the New Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, and the amount and nature of fees to be paid by Strategic Advisers to FIAM under the New Sub-Advisory Agreement. Because Strategic Advisers will not allocate assets to FIAM at this time, the Board considered the hypothetical impact on the fund's management fee rate and total expenses if Strategic Advisers allocates assets to FIAM in the future.

The Board noted that the fund's contractual maximum aggregate annual management fee rate may not exceed 1.00%of the fund's average daily net assets and that the approval of the New Sub-Advisory Agreement will not result in a change to the contractual maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board considered Strategic Advisers' contractual agreement to waive its 0.25% portion of the fund's management fee through September 30, 2018 and its proposal to extend the waiver through September 30, 2019. The Board also considered that after approval of the New Sub-Advisory Agreement, the fund's management fee rate and total net expenses are expected to continue to rank below the median competitive peer group data provided in the June 2016 management contract renewal materials.

Based on its review, the Board concluded that the fund's management fee structure will continue to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the New Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the contractual maximum management fees payable by the fund or Strategic Advisers portion of the management fee, the Board did not consider the costs of services and profitability of the relationship with the fund to Strategic Advisers to be significant factors in its decision to approve the New Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to the New Sub-Advisory Agreement, the Board considered management's representation that it does not anticipate that the hiring of FIAM will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers and the fund's sub-advisory agreements. The Board noted that the New Sub-Advisory Agreement provides for breakpoints that have the potential to reduce sub-advisory fees paid to FIAM as assets allocated to FIAM grow.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the New Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered to the fund and that the New Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the New Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Investment Advisory Contract and Management Fees

Strategic Advisers International Fund

On June 7, 2016, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve a new investment advisory agreement with FIL Investment Advisors (FIA) for the fund, and through FIA, a sub-subadvisory agreement with FIL Investment Advisors (UK) Limited (FIA (UK)) (each, a "Sub-Advisory Agreement", collectively, the "Sub-Advisory Agreements"), each subject to shareholder approval.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Sub-Advisory Agreements.

In considering whether to approve the Sub-Advisory Agreements, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Sub-Advisory Agreements is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers, Inc. (Strategic Advisers) or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Sub-Advisory Agreements bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Sub-Advisory Agreements was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.  The Board considered the backgrounds of the investment personnel that will provide services to the fund, and also took into consideration the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up. The Board also considered the structure of FIA's portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of FIA's investment staff, its use of technology, and FIA's approach to managing and compensating investment personnel. The Board noted that FIA's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered FIA's trading capabilities and resources which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by FIA under the Sub-Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Investment Performance.  The Board also considered the historical investment performance of FIA and the portfolio managers in managing accounts under a similar investment mandate.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  In reviewing the Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, and the amount and nature of fees to be paid by Strategic Advisers to FIA under the Sub-Advisory Agreement. The Board noted that FIA will compensate FIA (UK) pursuant to the terms of the sub-subadvisory agreement between FIA and FIA (UK) and that the fund and Strategic Advisers are not responsible for any such fees or expenses. Because Strategic Advisers will not allocate assets to FIA at this time, the Board considered the hypothetical impact on the fund's management fee rate and total expenses if Strategic Advisers allocates assets to FIA in the future.

The Board noted that the fund's contractual maximum aggregate annual management fee rate may not exceed 1.00% of the fund's average daily net assets and that the approval of the Sub-Advisory Agreement will not result in a change to the contractual maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board considered Strategic Advisers' contractual agreement to waive its 0.25% portion of the fund's management fee through September 30, 2018 and its proposal to extend the waiver through September 30, 2019. The Board also considered that after approval of the Sub-Advisory Agreement, the fund's management fee rate and total net expenses are expected to continue to rank below the median competitive peer group data provided in the June 2016 management contract renewal materials.

Based on its review, the Board concluded that the fund's management fee structure will continue to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the contractual maximum management fees payable by the fund or Strategic Advisers portion of the management fee, the Board did not consider the costs of services and profitability of the relationship with the fund to Strategic Advisers to be significant factors in its decision to approve the Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to the Sub-Advisory Agreements, the Board considered management's representation that it does not anticipate that the hiring of FIA will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers and the fund's sub-advisory agreements. The Board noted that the Sub-Advisory Agreement provides for breakpoints that have the potential to reduce sub-advisory fees paid to FIA as assets allocated to FIA grow.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered to the fund and that the Sub-Advisory Agreements should be approved because the agreements are in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged by FIA will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Sub-Advisory Agreements does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Investment Advisory Contract and Management Fees

Strategic Advisers International Fund

On June 7, 2016, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve a new investment advisory agreement (the Sub-Advisory Agreement) with Geode Capital Management, LLC (Geode) for the fund, subject to shareholder approval.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Sub-Advisory Agreement.

In considering whether to approve the Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers, Inc. (Strategic Advisers) or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.  The Board considered the backgrounds of the investment personnel that will provide services to the fund, and also took into consideration the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up. The Board also considered the structure of Geode's portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Geode's investment staff, its use of technology, and Geode's approach to managing and compensating investment personnel. The Board noted that Geode's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered Geode's trading capabilities and resources which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by Geode under the Sub-Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Investment Performance.  The Board also considered the historical investment performance of Geode and the portfolio managers in managing accounts under a similar investment mandate.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  In reviewing the Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, and the amount and nature of fees to be paid by Strategic Advisers to Geode under the Sub-Advisory Agreement. Because Strategic Advisers will not allocate assets to Geode at this time, the Board considered the hypothetical impact on the fund's management fee rate and total expenses if Strategic Advisers allocates assets to Geode in the future.

The Board noted that the fund's contractual maximum aggregate annual management fee rate may not exceed 1.00% of the fund's average daily net assets and that the approval of the Sub-Advisory Agreement will not result in a change to the contractual maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board considered Strategic Advisers' contractual agreement to waive its 0.25% portion of the fund's management fee through September 30, 2018 and its proposal to extend the waiver through September 30, 2019. The Board also considered that after approval of the Sub-Advisory Agreement, the fund's management fee rate and total net expenses are expected to continue to rank below the median competitive peer group data provided in the June 2016 management contract renewal materials.

Based on its review, the Board concluded that the fund's management fee structure continues to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the contractual maximum management fees payable by the fund or Strategic Advisers portion of the management fee, the Board did not consider the costs of services and profitability of the relationship with the fund to Strategic Advisers to be significant factors in its decision to approve the Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to the Sub-Advisory Agreement, the Board considered management's representation that it does not anticipate that the hiring of Geode will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers and the fund's sub-advisory agreements. The Board noted that the Sub-Advisory Agreement provides for breakpoints that have the potential to reduce sub-advisory fees paid to Geode as assets allocated to Geode grow.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered to the fund and that the Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

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Strategic Advisers® Emerging Markets Fund of Funds Class L and Class N Semi-Annual Report August 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5095 (plan participants) or 1-877-208-0098 (Advisors and Investment Professionals) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Holdings as of August 31, 2016

(excluding cash equivalents)

	% of fund's net assets	% of fund's net assets 6 months ago
Causeway Emerging Markets Fund - Investor Class	19.3	8.3
Lazard Emerging Markets Equity Portfolio Institutional Class	15.2	9.5
Acadian Emerging Markets Portfolio Institutional Class	15.1	11.5
T. Rowe Price Emerging Markets Stock Fund Class I	13.4	11.1
Goldman Sachs Emerging Markets Equity Fund Institutional Shares	12.7	3.2
Oppenheimer Developing Markets Fund Class Y	11.7	6.7
Fidelity Emerging Markets Fund	10.5	10.5
Morgan Stanley Institutional Fund, Inc. Frontier Emerging Markets Portfolio Class A	1.9	2.1
	99.8

Asset Allocation (% of fund's net assets)

As of August 31, 2016
Diversifed Emerging Markets Funds	99.8%
Short-Term Investments and Net Other Assets (Liabilities)	0.2%

As of February 29, 2016
Diversifed Emerging Markets Funds	91.5%
Other	8.4%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

Asset allocations of funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 99.8%
	Shares	Value
Diversified Emerging Markets Funds - 99.8%
Acadian Emerging Markets Portfolio Institutional Class	106,580	$1,813,983
Causeway Emerging Markets Fund - Investor Class	214,546	2,321,392
Fidelity Emerging Markets Fund (a)	52,366	1,265,696
Goldman Sachs Emerging Markets Equity Fund Institutional Shares	89,824	1,534,199
Lazard Emerging Markets Equity Portfolio Institutional Class	112,934	1,826,137
Morgan Stanley Institutional Fund, Inc. Frontier Emerging Markets Portfolio Class A	13,008	227,504
Oppenheimer Developing Markets Fund Class Y	42,526	1,405,899
T. Rowe Price Emerging Markets Stock Fund Class I	47,933	1,613,441
TOTAL EQUITY FUNDS
(Cost $11,591,207)		12,008,251

Money Market Funds - 0.3%
State Street Institutional U.S. Government Money Market Fund Premier Class 0.26%(b)
(Cost $32,416)	32,416	32,416
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $11,623,623)		12,040,667
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(10,558)
NET ASSETS - 100%		$12,030,109

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Emerging Markets Fund	$1,054,660	$--	$--	$--	$1,265,696
Total	$1,054,660	$--	$--	$--	$1,265,696

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $10,407,825)	$10,774,971
Affiliated issuers (cost $1,215,798)	1,265,696
Total Investments (cost $11,623,623)		$12,040,667
Receivable for fund shares sold		12,190
Prepaid expenses		38
Receivable from investment adviser for expense reductions		4,541
Other receivables		124
Total assets		12,057,560
Liabilities
Payable for investments purchased	$11,747
Payable for fund shares redeemed	409
Distribution and service plan fees payable	20
Audit fee payable	11,706
Other affiliated payables	125
Other payables and accrued expenses	3,444
Total liabilities		27,451
Net Assets		$12,030,109
Net Assets consist of:
Paid in capital		$13,237,906
Distributions in excess of net investment income		(9,885)
Accumulated undistributed net realized gain (loss) on investments		(1,614,956)
Net unrealized appreciation (depreciation) on investments		417,044
Net Assets		$12,030,109
Emerging Markets:
Net Asset Value, offering price and redemption price per share ($10,019,018 ÷ 1,088,391 shares)		$9.21
Class F:
Net Asset Value, offering price and redemption price per share ($1,789,004 ÷ 194,353 shares)		$9.20
Class L:
Net Asset Value, offering price and redemption price per share ($127,382 ÷ 13,830 shares)		$9.21
Class N:
Net Asset Value, offering price and redemption price per share ($94,705 ÷ 10,300 shares)		$9.19

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2016 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$10,416
Interest		15
Total income		10,431
Expenses
Management fee	$16,751
Transfer agent fees	116
Distribution and service plan fees	110
Accounting fees and expenses	697
Custodian fees and expenses	5,307
Independent trustees' fees and expenses	70
Registration fees	28,059
Audit	17,781
Legal	31
Miscellaneous	1,584
Total expenses before reductions	70,506
Expense reductions	(65,457)	5,049
Net investment income (loss)		5,382
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(869,152)
Total net realized gain (loss)		(869,152)
Change in net unrealized appreciation (depreciation) on investment securities		3,078,790
Net gain (loss)		2,209,638
Net increase (decrease) in net assets resulting from operations		$2,215,020

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,382	$134,503
Net realized gain (loss)	(869,152)	(715,173)
Change in net unrealized appreciation (depreciation)	3,078,790	(2,592,155)
Net increase (decrease) in net assets resulting from operations	2,215,020	(3,172,825)
Distributions to shareholders from net investment income	–	(153,397)
Distributions to shareholders from net realized gain	–	(41,904)
Total distributions	–	(195,301)
Share transactions - net increase (decrease)	(257,080)	1,263,774
Redemption fees	123	5,629
Total increase (decrease) in net assets	1,958,063	(2,098,723)
Net Assets
Beginning of period	10,072,046	12,170,769
End of period	$12,030,109	$10,072,046
Other Information
Distributions in excess of net investment income end of period	$(9,885)	$(15,267)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Emerging Markets Fund of Funds

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013 B
Selected Per–Share Data
Net asset value, beginning of period	$7.52	$10.04	$9.75	$10.53	$10.00
Income from Investment Operations
Net investment income (loss)C	–D	.10	.13	.13	.14
Net realized and unrealized gain (loss)	1.69	(2.47)	.34	(.78)	.53
Total from investment operations	1.69	(2.37)	.47	(.65)	.67
Distributions from net investment income	–	(.12)	(.15)	(.11)	(.14)
Distributions from net realized gain	–	(.03)	(.04)	(.03)	–
Total distributions	–	(.15)	(.18)E	(.13)F	(.14)
Redemption fees added to paid in capitalC,D	–	–	–	–	–
Net asset value, end of period	$9.21	$7.52	$10.04	$9.75	$10.53
Total ReturnG,H	22.47%	(23.79)%	4.86%	(6.18)%	6.71%
Ratios to Average Net AssetsI
Expenses before reductions	1.26%J	1.09%	1.07%	1.25%	1.14%J
Expenses net of fee waivers, if any	.10%J	.10%	.10%	.10%	.10%J
Expenses net of all reductions	.09%J	.09%	.10%	.10%	.10%J
Net investment income (loss)	.10%J	1.14%	1.29%	1.29%	1.71%J
Supplemental Data
Net assets, end of period (000 omitted)	$10,019	$8,485	$10,979	$9,832	$9,475
Portfolio turnover rateK	88%J	61%	11%	10%	8%J

 A For the year ended February 29.

 B For the period May 2, 2012 (commencement of operations) to February 28, 2013.

 C Calculated based on average shares outstanding during the period.

 D Amount represents less than $.005 per share.

 E Total distributions of $.18 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.035 per share.

 F Total distributions of $.13 per share is comprised of distributions from net investment income of $.108 and distributions from net realized gain of $.025 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 J Annualized

 K Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Emerging Markets Fund of Funds Class F

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013 B
Selected Per–Share Data
Net asset value, beginning of period	$7.52	$10.04	$9.75	$10.53	$10.43
Income from Investment Operations
Net investment income (loss)C	–D	.10	.13	.13	.10
Net realized and unrealized gain (loss)	1.68	(2.47)	.34	(.78)	.14
Total from investment operations	1.68	(2.37)	.47	(.65)	.24
Distributions from net investment income	–	(.12)	(.15)	(.11)	(.14)
Distributions from net realized gain	–	(.03)	(.04)	(.03)	–
Total distributions	–	(.15)	(.18)E	(.13)F	(.14)
Redemption fees added to paid in capitalC,D	–	–	–	–	–
Net asset value, end of period	$9.20	$7.52	$10.04	$9.75	$10.53
Total ReturnG,H	22.34%	(23.79)%	4.86%	(6.18)%	2.31%
Ratios to Average Net AssetsI
Expenses before reductions	1.25%J	1.04%	1.03%	1.43%	1.14%J
Expenses net of fee waivers, if any	.10%J	.10%	.10%	.10%	.10%J
Expenses net of all reductions	.09%J	.09%	.10%	.10%	.10%J
Net investment income (loss)	.10%J	1.15%	1.29%	1.29%	4.90%J
Supplemental Data
Net assets, end of period (000 omitted)	$1,789	$1,407	$988	$466	$154
Portfolio turnover rateK	88%J	61%	11%	10%	8%J

 A For the year ended February 29.

 B For the period December 18, 2012 (commencement of sale of shares) to February 28, 2013.

 C Calculated based on average shares outstanding during the period.

 D Amount represents less than $.005 per share.

 E Total distributions of $.18 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.035 per share.

 F Total distributions of $.13 per share is comprised of distributions from net investment income of $.108 and distributions from net realized gain of $.025 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 J Annualized

 K Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Emerging Markets Fund of Funds Class L

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014 B
Selected Per–Share Data
Net asset value, beginning of period	$7.52	$10.05	$9.75	$10.13
Income from Investment Operations
Net investment income (loss)C	–D	.10	.13	.11
Net realized and unrealized gain (loss)	1.69	(2.48)	.35	(.36)
Total from investment operations	1.69	(2.38)	.48	(.25)
Distributions from net investment income	–	(.12)	(.15)	(.11)
Distributions from net realized gain	–	(.03)	(.04)	(.02)
Total distributions	–	(.15)	(.18)E	(.13)
Redemption fees added to paid in capitalC,D	–	–	–	–
Net asset value, end of period	$9.21	$7.52	$10.05	$9.75
Total ReturnF,G	22.47%	(23.87)%	4.97%	(2.56)%
Ratios to Average Net AssetsH
Expenses before reductions	1.25%I	1.08%	1.07%	1.79%I
Expenses net of fee waivers, if any	.10%I	.10%	.10%	.10%I
Expenses net of all reductions	.09%I	.09%	.10%	.10%I
Net investment income (loss)	.10%I	1.15%	1.29%	3.65%I
Supplemental Data
Net assets, end of period (000 omitted)	$127	$103	$102	$97
Portfolio turnover rateJ	88%I	61%	11%	10%I

 A For the year ended February 29.

 B For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

 C Calculated based on average shares outstanding during the period.

 D Amount represents less than $.005 per share.

 E Total distributions of $.18 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.035 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 I Annualized

 J Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Emerging Markets Fund of Funds Class N

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014 B
Selected Per–Share Data
Net asset value, beginning of period	$7.52	$10.05	$9.75	$10.13
Income from Investment Operations
Net investment income (loss)C	(.01)	.08	.11	.10
Net realized and unrealized gain (loss)	1.68	(2.48)	.34	(.36)
Total from investment operations	1.67	(2.40)	.45	(.26)
Distributions from net investment income	–	(.10)	(.12)	(.10)
Distributions from net realized gain	–	(.03)	(.04)	(.02)
Total distributions	–	(.13)	(.15)D	(.12)
Redemption fees added to paid in capitalC,E	–	–	–	–
Net asset value, end of period	$9.19	$7.52	$10.05	$9.75
Total ReturnF,G	22.21%	(24.04)%	4.69%	(2.59)%
Ratios to Average Net AssetsH
Expenses before reductions	1.50%I	1.33%	1.32%	2.05%I
Expenses net of fee waivers, if any	.35%I	.35%	.35%	.35%I
Expenses net of all reductions	.34%I	.34%	.35%	.35%I
Net investment income (loss)	(.15)%I	.89%	1.04%	3.40%I
Supplemental Data
Net assets, end of period (000 omitted)	$95	$77	$102	$97
Portfolio turnover rateJ	88%I	61%	11%	10%I

 A For the year ended February 29.

 B For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

 C Calculated based on average shares outstanding during the period.

 D Total distributions of $.15 per share is comprised of distributions from net investment income of $.119 and distributions from net realized gain of $.035 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 I Annualized

 J Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2016

1. Organization.

Strategic Advisers Emerging Markets Fund of Funds (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and certain Fidelity brokerage or mutual fund accounts. The Fund currently invests in affiliated and unaffiliated mutual funds (the Underlying Funds). The Fund offers Emerging Markets, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses a third party pricing vendor approved by the Board of Trustees (the Board) to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Distributions from the Underlying Funds that are deemed to be return of capital are recorded as a reduction of cost of investments. Interest income includes coupon interest.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, deferred trustee compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$714,481
Gross unrealized depreciation	(489,040)
Net unrealized appreciation (depreciation) on securities	$225,441
Tax cost	$11,815,226

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(439,639)
Long-term	(144,355)
Total capital loss carryforward	$(583,994)

The Fund elected to defer to its next fiscal year approximately $15,180 of ordinary losses recognized during the period January 1, 2015 to February 29, 2016.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares, aggregated $4,871,342 and $5,137,588, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.25% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .30% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Advisers. Acadian Asset Management LLC, M&G Investments Management Limited, Somerset Capital Management LLP and FIAM LLC (an affiliate of the investment adviser) have been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

In October, 2016 shareholders approved the appointment of FIL Investment Advisors as an additional sub-adviser for the Fund.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$110	$110

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a),(b)
Emerging Markets	$114	-
Class L	1	–
Class N	1	–
	$116

 (a) Annualized

 (b) Amount represents less than 0.005%.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $13 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .30% of the Fund's average net assets until April 30, 2018. During the period, this waiver reduced the Fund's management fee by $16,751.

The investment adviser has also contractually agreed to reimburse Emerging Markets, Class L and Class N to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2018. In addition, the investment adviser has voluntarily agreed to reimburse Class F to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. Some expenses, for example sub-advisory fees and interest expense, including commitment fees, are excluded from these reimbursements. The following classes of the Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Emerging Markets	.10%	$40,328
Class F	.10%	6,847
Class L	.10%	496
Class N	.35%	375

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $660 for the period.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2016	Year ended February 29, 2016
From net investment income
Emerging Markets	$–	$131,277
Class F	–	19,572
Class L	–	1,561
Class N	–	987
Total	$–	$153,397
From net realized gain
Emerging Markets	$–	$37,618
Class F	–	3,615
Class L	–	336
Class N	–	335
Total	$–	$41,904

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2016	Year ended February 29, 2016	Six months ended August 31, 2016	Year ended February 29, 2016
Emerging Markets
Shares sold	91,388	216,254	$788,640	$2,043,757
Reinvestment of distributions	–	19,731	–	168,895
Shares redeemed	(131,152)	(200,793)	(1,117,068)	(1,770,355)
Net increase (decrease)	(39,764)	35,192	$(328,428)	$442,297
Class F
Shares sold	36,559	110,265	$314,745	$975,103
Reinvestment of distributions	–	2,749	–	23,187
Shares redeemed	(29,296)	(24,271)	(244,696)	(211,252)
Net increase (decrease)	7,263	88,743	$70,049	$787,038
Class L
Shares sold	609	3,291	$5,355	$31,220
Reinvestment of distributions	–	224	–	1,897
Shares redeemed	(471)	–	(4,056)	–
Net increase (decrease)	138	3,515	$1,299	$33,117
Class N
Reinvestment of distributions	–	153	$–	$1,322
Net increase (decrease)	–	153	$–	$1,322

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 73% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2016 to August 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During Period-B March 1, 2016 to August 31, 2016
Emerging Markets	.10%
Actual		$1,000.00	$1,224.70	$.56
Hypothetical-C		$1,000.00	$1,024.70	$.51
Class F	.10%
Actual		$1,000.00	$1,223.40	$.56
Hypothetical-C		$1,000.00	$1,024.70	$.51
Class L	.10%
Actual		$1,000.00	$1,224.70	$.56
Hypothetical-C		$1,000.00	$1,024.70	$.51
Class N	.35%
Actual		$1,000.00	$1,222.10	$1.96
Hypothetical-C		$1,000.00	$1,023.44	$1.79

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Emerging Markets Fund of Funds

On March 3, 2016, the Board of Trustees, including the Independent Trustees (together, the Board), voted at an in-person meeting to approve an amendment to the fee schedule in the existing sub-advisory agreement (the Current Sub-Advisory Agreement) with FIAM LLC (formerly Pyramis Global Advisors LLC) (FIAM) for the fund (the Amended Sub-Advisory Agreement) with respect to the Select Emerging Markets Equity mandate, which has the potential to lower the amount of fees paid by Strategic Advisers, Inc. (Strategic Advisers) to FIAM, on behalf of the fund. The terms of the Amended Sub-Advisory Agreement are identical to those of the Current Sub-Advisory Agreement, except with respect to the date of execution and the fee schedule.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Amended Sub-Advisory Agreement.

In considering whether to approve the Amended Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Amended Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Amended Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board.

Nature, Extent, and Quality of Services Provided.  The Board noted that although FIAM was not previously allocated assets of the fund to manage using FIAM's Select Emerging Markets Equity strategy, the Board is familiar with the nature, extent and quality of services provided by FIAM, including resources devoted to its compliance policies and procedures, through its oversight of FIAM as sub-adviser to other funds overseen by the Board. In addition, the Board considered information received regarding FIAM in connection with the annual renewal of the sub-advisory agreement with FIAM on behalf of the fund at the September 2015 meeting. The Board also considered the backgrounds of the investment personnel that will provide services to the fund, including the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund, and the historical investment performance of FIAM's Select Emerging Markets Equity strategy.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Amended Sub-Advisory Agreement will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  The Board considered that the new fee schedule will not result in any changes to the fund's total management fee or total fund expenses because Strategic Advisers has not allocated any assets of the fund to FIAM's Select Emerging Markets Equity strategy. The Board considered that to the extent Strategic Advisers allocates assets of the fund to the strategy in the future, the new fee schedule would result in lower fees to be paid by Strategic Advisers to FIAM, on behalf of the fund, compared to the fees that would be paid if the Select Emerging Markets Equity strategy was allocated assets under the existing fee schedule. The Board also considered that the Amended Sub-Advisory Agreement would not result in any changes to the fund's maximum aggregate annual management fee rate, Strategic Advisers' portion of the fund's management fee, Strategic Advisers' contractual management fee waiver for the fund or Strategic Advisers' expense reimbursement arrangements for each class of the fund. Based on its review, the Board concluded that the fund's management fee structure and total expenses continue to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Amended Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the fund's investment performance or costs of services and profitability to be significant factors in its decision to approve the Amended Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviewed information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2015 Board meeting.

Possible Economies of Scale.  The Board considered that the Amended Sub-Advisory Agreement provides for breakpoints that have the potential to further reduce sub-advisory fees paid to FIAM as assets allocated to FIAM's Select Emerging Markets Equity strategy grow. The Board also considered that it reviewed whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2015 Board meeting.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Amended Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Amended Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Amended Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Emerging Markets Fund of Funds

On June 7, 2016, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve a new investment advisory agreement (the New Sub-Advisory Agreement) with FIAM LLC (FIAM) for the fund to add a new investment mandate to the fund, subject to shareholder approval.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the New Sub-Advisory Agreement.

In considering whether to approve the New Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the New Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers, Inc. (Strategic Advisers) or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the New Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the New Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.  The Board noted that it is familiar with the nature, extent and quality of services provided by FIAM from its oversight of FIAM on behalf of other existing investment mandates for the fund pursuant to existing sub-advisory agreements between Strategic Advisers and FIAM (Existing Sub-Advisory Agreement). The Board considered that although the new investment mandate will not utilize the same investment personnel as the existing mandate approved by the Board under the Existing Sub-Advisory Agreement, the same support staff, including compliance personnel, that currently provides services to the fund will also provide services to the fund under the New Sub-Advisory Agreement. The Board considered the backgrounds of the investment personnel that will provide services to the fund under the New Sub-Advisory Agreement, and also took into consideration the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up. The Board also considered the structure of FIAM's portfolio manager compensation program with respect to the investment personnel that will provide services under the New Sub-Advisory Agreement and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board noted that FIAM will utilize a different investment mandate to provide services to the fund under the New Sub-Advisory Agreement than the investment mandate approved under the Current Sub-Advisory Agreement and reviewed the general qualifications and capabilities of the investment staff that will provide services to the fund under the New Sub-Advisory Agreement and its use of technology. The Board noted that the FIAM's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered FIAM's trading capabilities and resources which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by FIAM under the New Sub-Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Investment Performance.  The Board also considered the historical investment performance of FIAM and the portfolio managers in managing accounts under a similar investment mandate.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the New Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  In reviewing the New Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, and the amount and nature of fees to be paid by Strategic Advisers to FIAM under the New Sub-Advisory Agreement. Because Strategic Advisers will not allocate assets to FIAM at this time, the Board considered the hypothetical impact on the fund's management fee rate and total expenses if Strategic Advisers allocates assets to FIAM in the future.

The Board noted that the fund's contractual maximum aggregate annual management fee rate may not exceed 1.25% of the fund's average daily net assets and that the New Sub-Advisory Agreement will not result in a change to the contractual maximum aggregate annual management fee payable by the fund, Strategic Advisers' contractual management fee waiver for the fund or Strategic Advisers' portion of the management fee. The Board also considered that Strategic Advisers has contractually agreed to reimburse the retail class, Class L and Class N of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs sub-advisory fees, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) as a percentage of net assets exceed 0.10%, 0.10% and 0.35%, respectively, through April 30, 2018. In addition, the Board noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, sub-advisory fees, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 0.10% of the class' average net assets and that such arrangement may be terminated by Strategic Advisers at any time. The Board also considered that after approval of the New Sub-Advisory Agreement, based on hypothetical allocations to FIAM, the fund's management fee rate is expected to rank above median before Strategic Advisers' management fee waiver discussed above, and below median, net of waiver. The Board noted that the expense ratio of each class of the fund is expected to maintain the same relationships to the competitive peer group median data provided in the June 2016 management contract renewal materials.

Based on its review, the Board concluded that the fund's management fee structure will continue to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the New Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the contractual maximum management fees payable by the fund or Strategic Advisers portion of the management fee, the Board did not consider the costs of services and profitability of the relationship with the fund to Strategic Advisers to be significant factors in its decision to approve the New Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to the New Sub-Advisory Agreement, the Board considered management's representation that it does not anticipate that the hiring of FIAM will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers and the fund's sub-advisory agreements. The Board noted that the New Sub-Advisory Agreement provides for breakpoints that have the potential to reduce sub-advisory fees paid to FIAM as assets allocated to FIAM grow.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the New Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered to the fund and that the New Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the New Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Emerging Markets Fund of Funds

On June 7, 2016, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve a new investment advisory agreement with FIL Investment Advisors (FIA) for the fund, and through FIA, a sub-subadvisory agreement with FIL Investment Advisors (UK) Limited (FIA (UK)) (each, a "Sub-Advisory Agreement", collectively, the "Sub-Advisory Agreements"), each subject to shareholder approval.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Sub-Advisory Agreements.

In considering whether to approve the Sub-Advisory Agreements, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Sub-Advisory Agreements is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers, Inc. (Strategic Advisers) or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Sub-Advisory Agreements bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Sub-Advisory Agreements was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.  The Board considered the backgrounds of the investment personnel that will provide services to the fund, and also took into consideration the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up. The Board also considered the structure of FIA's portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of FIA's investment staff, its use of technology, and FIA's approach to managing and compensating investment personnel. The Board noted that FIA's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered FIA's trading capabilities and resources which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by FIA under the Sub-Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Investment Performance.  The Board also considered the historical investment performance of FIA and the portfolio managers in managing accounts under a similar investment mandate.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  In reviewing the Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, and the amount and nature of fees to be paid by Strategic Advisers to FIA under the Sub-Advisory Agreement. The Board noted that FIA will compensate FIA (UK) pursuant to the terms of the sub-subadvisory agreement between FIA and FIA (UK) and that the fund and Strategic Advisers are not responsible for any such fees or expenses. Because Strategic Advisers will not allocate assets to FIA at this time, the Board considered the hypothetical impact on the fund's management fee rate and total expenses if Strategic Advisers allocates assets to FIA in the future.

The Board noted that the fund's contractual maximum aggregate annual management fee rate may not exceed 1.25% of the fund's average daily net assets and that the Sub-Advisory Agreement will not result in a change to the contractual maximum aggregate annual management fee payable by the fund, Strategic Advisers' contractual management fee waiver for the fund or Strategic Advisers' portion of the management fee. The Board also considered that Strategic Advisers has contractually agreed to reimburse the retail class, Class L and Class N of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, sub-advisory fees, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) as a percentage of net assets exceed 0.10%, 0.10% and 0.35%, respectively, through April 30, 2018. In addition, the Board noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, sub-advisory fees, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 0.10% of the class' average net assets and that such arrangement may be terminated by Strategic Advisers at any time. The Board also considered that after approval of the Sub-Advisory Agreement, based on hypothetical allocations to FIA, the fund's management fee rate is expected to rank above median before Strategic Advisers' management fee waiver discussed above, and below median, net of waiver. The Board noted that the expense ratio of each class of the fund is expected to maintain the same relationships to the competitive peer group median data provided in the June 2016 management contract renewal materials.

Based on its review, the Board concluded that the fund's management fee structure will continue to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the contractual maximum management fees payable by the fund or Strategic Advisers portion of the management fee, the Board did not consider the costs of services and profitability of the relationship with the fund to Strategic Advisers to be significant factors in its decision to approve the Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to the Sub-Advisory Agreements, the Board considered management's representation that it does not anticipate that the hiring of FIA will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers and the fund's sub-advisory agreements. The Board noted that the Sub-Advisory Agreement provides for breakpoints that have the potential to reduce sub-advisory fees paid to FIA as assets allocated to FIA grow.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered to the fund and that the Sub-Advisory Agreements should be approved because the agreements are in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged by FIA will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Sub-Advisory Agreements does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

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Strategic Advisers® Emerging Markets Fund of Funds Class F Semi-Annual Report August 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5095 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Holdings as of August 31, 2016

(excluding cash equivalents)

	% of fund's net assets	% of fund's net assets 6 months ago
Causeway Emerging Markets Fund - Investor Class	19.3	8.3
Lazard Emerging Markets Equity Portfolio Institutional Class	15.2	9.5
Acadian Emerging Markets Portfolio Institutional Class	15.1	11.5
T. Rowe Price Emerging Markets Stock Fund Class I	13.4	11.1
Goldman Sachs Emerging Markets Equity Fund Institutional Shares	12.7	3.2
Oppenheimer Developing Markets Fund Class Y	11.7	6.7
Fidelity Emerging Markets Fund	10.5	10.5
Morgan Stanley Institutional Fund, Inc. Frontier Emerging Markets Portfolio Class A	1.9	2.1
	99.8

Asset Allocation (% of fund's net assets)

As of August 31, 2016
Diversifed Emerging Markets Funds	99.8%
Short-Term Investments and Net Other Assets (Liabilities)	0.2%

As of February 29, 2016
Diversifed Emerging Markets Funds	91.5%
Other	8.4%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

Asset allocations of funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 99.8%
	Shares	Value
Diversified Emerging Markets Funds - 99.8%
Acadian Emerging Markets Portfolio Institutional Class	106,580	$1,813,983
Causeway Emerging Markets Fund - Investor Class	214,546	2,321,392
Fidelity Emerging Markets Fund (a)	52,366	1,265,696
Goldman Sachs Emerging Markets Equity Fund Institutional Shares	89,824	1,534,199
Lazard Emerging Markets Equity Portfolio Institutional Class	112,934	1,826,137
Morgan Stanley Institutional Fund, Inc. Frontier Emerging Markets Portfolio Class A	13,008	227,504
Oppenheimer Developing Markets Fund Class Y	42,526	1,405,899
T. Rowe Price Emerging Markets Stock Fund Class I	47,933	1,613,441
TOTAL EQUITY FUNDS
(Cost $11,591,207)		12,008,251

Money Market Funds - 0.3%
State Street Institutional U.S. Government Money Market Fund Premier Class 0.26%(b)
(Cost $32,416)	32,416	32,416
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $11,623,623)		12,040,667
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(10,558)
NET ASSETS - 100%		$12,030,109

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Emerging Markets Fund	$1,054,660	$--	$--	$--	$1,265,696
Total	$1,054,660	$--	$--	$--	$1,265,696

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $10,407,825)	$10,774,971
Affiliated issuers (cost $1,215,798)	1,265,696
Total Investments (cost $11,623,623)		$12,040,667
Receivable for fund shares sold		12,190
Prepaid expenses		38
Receivable from investment adviser for expense reductions		4,541
Other receivables		124
Total assets		12,057,560
Liabilities
Payable for investments purchased	$11,747
Payable for fund shares redeemed	409
Distribution and service plan fees payable	20
Audit fee payable	11,706
Other affiliated payables	125
Other payables and accrued expenses	3,444
Total liabilities		27,451
Net Assets		$12,030,109
Net Assets consist of:
Paid in capital		$13,237,906
Distributions in excess of net investment income		(9,885)
Accumulated undistributed net realized gain (loss) on investments		(1,614,956)
Net unrealized appreciation (depreciation) on investments		417,044
Net Assets		$12,030,109
Emerging Markets:
Net Asset Value, offering price and redemption price per share ($10,019,018 ÷ 1,088,391 shares)		$9.21
Class F:
Net Asset Value, offering price and redemption price per share ($1,789,004 ÷ 194,353 shares)		$9.20
Class L:
Net Asset Value, offering price and redemption price per share ($127,382 ÷ 13,830 shares)		$9.21
Class N:
Net Asset Value, offering price and redemption price per share ($94,705 ÷ 10,300 shares)		$9.19

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2016 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$10,416
Interest		15
Total income		10,431
Expenses
Management fee	$16,751
Transfer agent fees	116
Distribution and service plan fees	110
Accounting fees and expenses	697
Custodian fees and expenses	5,307
Independent trustees' fees and expenses	70
Registration fees	28,059
Audit	17,781
Legal	31
Miscellaneous	1,584
Total expenses before reductions	70,506
Expense reductions	(65,457)	5,049
Net investment income (loss)		5,382
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(869,152)
Total net realized gain (loss)		(869,152)
Change in net unrealized appreciation (depreciation) on investment securities		3,078,790
Net gain (loss)		2,209,638
Net increase (decrease) in net assets resulting from operations		$2,215,020

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,382	$134,503
Net realized gain (loss)	(869,152)	(715,173)
Change in net unrealized appreciation (depreciation)	3,078,790	(2,592,155)
Net increase (decrease) in net assets resulting from operations	2,215,020	(3,172,825)
Distributions to shareholders from net investment income	–	(153,397)
Distributions to shareholders from net realized gain	–	(41,904)
Total distributions	–	(195,301)
Share transactions - net increase (decrease)	(257,080)	1,263,774
Redemption fees	123	5,629
Total increase (decrease) in net assets	1,958,063	(2,098,723)
Net Assets
Beginning of period	10,072,046	12,170,769
End of period	$12,030,109	$10,072,046
Other Information
Distributions in excess of net investment income end of period	$(9,885)	$(15,267)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Emerging Markets Fund of Funds

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013 B
Selected Per–Share Data
Net asset value, beginning of period	$7.52	$10.04	$9.75	$10.53	$10.00
Income from Investment Operations
Net investment income (loss)C	–D	.10	.13	.13	.14
Net realized and unrealized gain (loss)	1.69	(2.47)	.34	(.78)	.53
Total from investment operations	1.69	(2.37)	.47	(.65)	.67
Distributions from net investment income	–	(.12)	(.15)	(.11)	(.14)
Distributions from net realized gain	–	(.03)	(.04)	(.03)	–
Total distributions	–	(.15)	(.18)E	(.13)F	(.14)
Redemption fees added to paid in capitalC,D	–	–	–	–	–
Net asset value, end of period	$9.21	$7.52	$10.04	$9.75	$10.53
Total ReturnG,H	22.47%	(23.79)%	4.86%	(6.18)%	6.71%
Ratios to Average Net AssetsI
Expenses before reductions	1.26%J	1.09%	1.07%	1.25%	1.14%J
Expenses net of fee waivers, if any	.10%J	.10%	.10%	.10%	.10%J
Expenses net of all reductions	.09%J	.09%	.10%	.10%	.10%J
Net investment income (loss)	.10%J	1.14%	1.29%	1.29%	1.71%J
Supplemental Data
Net assets, end of period (000 omitted)	$10,019	$8,485	$10,979	$9,832	$9,475
Portfolio turnover rateK	88%J	61%	11%	10%	8%J

 A For the year ended February 29.

 B For the period May 2, 2012 (commencement of operations) to February 28, 2013.

 C Calculated based on average shares outstanding during the period.

 D Amount represents less than $.005 per share.

 E Total distributions of $.18 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.035 per share.

 F Total distributions of $.13 per share is comprised of distributions from net investment income of $.108 and distributions from net realized gain of $.025 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 J Annualized

 K Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Emerging Markets Fund of Funds Class F

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013 B
Selected Per–Share Data
Net asset value, beginning of period	$7.52	$10.04	$9.75	$10.53	$10.43
Income from Investment Operations
Net investment income (loss)C	–D	.10	.13	.13	.10
Net realized and unrealized gain (loss)	1.68	(2.47)	.34	(.78)	.14
Total from investment operations	1.68	(2.37)	.47	(.65)	.24
Distributions from net investment income	–	(.12)	(.15)	(.11)	(.14)
Distributions from net realized gain	–	(.03)	(.04)	(.03)	–
Total distributions	–	(.15)	(.18)E	(.13)F	(.14)
Redemption fees added to paid in capitalC,D	–	–	–	–	–
Net asset value, end of period	$9.20	$7.52	$10.04	$9.75	$10.53
Total ReturnG,H	22.34%	(23.79)%	4.86%	(6.18)%	2.31%
Ratios to Average Net AssetsI
Expenses before reductions	1.25%J	1.04%	1.03%	1.43%	1.14%J
Expenses net of fee waivers, if any	.10%J	.10%	.10%	.10%	.10%J
Expenses net of all reductions	.09%J	.09%	.10%	.10%	.10%J
Net investment income (loss)	.10%J	1.15%	1.29%	1.29%	4.90%J
Supplemental Data
Net assets, end of period (000 omitted)	$1,789	$1,407	$988	$466	$154
Portfolio turnover rateK	88%J	61%	11%	10%	8%J

 A For the year ended February 29.

 B For the period December 18, 2012 (commencement of sale of shares) to February 28, 2013.

 C Calculated based on average shares outstanding during the period.

 D Amount represents less than $.005 per share.

 E Total distributions of $.18 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.035 per share.

 F Total distributions of $.13 per share is comprised of distributions from net investment income of $.108 and distributions from net realized gain of $.025 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 J Annualized

 K Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Emerging Markets Fund of Funds Class L

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014 B
Selected Per–Share Data
Net asset value, beginning of period	$7.52	$10.05	$9.75	$10.13
Income from Investment Operations
Net investment income (loss)C	–D	.10	.13	.11
Net realized and unrealized gain (loss)	1.69	(2.48)	.35	(.36)
Total from investment operations	1.69	(2.38)	.48	(.25)
Distributions from net investment income	–	(.12)	(.15)	(.11)
Distributions from net realized gain	–	(.03)	(.04)	(.02)
Total distributions	–	(.15)	(.18)E	(.13)
Redemption fees added to paid in capitalC,D	–	–	–	–
Net asset value, end of period	$9.21	$7.52	$10.05	$9.75
Total ReturnF,G	22.47%	(23.87)%	4.97%	(2.56)%
Ratios to Average Net AssetsH
Expenses before reductions	1.25%I	1.08%	1.07%	1.79%I
Expenses net of fee waivers, if any	.10%I	.10%	.10%	.10%I
Expenses net of all reductions	.09%I	.09%	.10%	.10%I
Net investment income (loss)	.10%I	1.15%	1.29%	3.65%I
Supplemental Data
Net assets, end of period (000 omitted)	$127	$103	$102	$97
Portfolio turnover rateJ	88%I	61%	11%	10%I

 A For the year ended February 29.

 B For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

 C Calculated based on average shares outstanding during the period.

 D Amount represents less than $.005 per share.

 E Total distributions of $.18 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.035 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 I Annualized

 J Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Emerging Markets Fund of Funds Class N

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014 B
Selected Per–Share Data
Net asset value, beginning of period	$7.52	$10.05	$9.75	$10.13
Income from Investment Operations
Net investment income (loss)C	(.01)	.08	.11	.10
Net realized and unrealized gain (loss)	1.68	(2.48)	.34	(.36)
Total from investment operations	1.67	(2.40)	.45	(.26)
Distributions from net investment income	–	(.10)	(.12)	(.10)
Distributions from net realized gain	–	(.03)	(.04)	(.02)
Total distributions	–	(.13)	(.15)D	(.12)
Redemption fees added to paid in capitalC,E	–	–	–	–
Net asset value, end of period	$9.19	$7.52	$10.05	$9.75
Total ReturnF,G	22.21%	(24.04)%	4.69%	(2.59)%
Ratios to Average Net AssetsH
Expenses before reductions	1.50%I	1.33%	1.32%	2.05%I
Expenses net of fee waivers, if any	.35%I	.35%	.35%	.35%I
Expenses net of all reductions	.34%I	.34%	.35%	.35%I
Net investment income (loss)	(.15)%I	.89%	1.04%	3.40%I
Supplemental Data
Net assets, end of period (000 omitted)	$95	$77	$102	$97
Portfolio turnover rateJ	88%I	61%	11%	10%I

 A For the year ended February 29.

 B For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

 C Calculated based on average shares outstanding during the period.

 D Total distributions of $.15 per share is comprised of distributions from net investment income of $.119 and distributions from net realized gain of $.035 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 I Annualized

 J Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2016

1. Organization.

Strategic Advisers Emerging Markets Fund of Funds (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and certain Fidelity brokerage or mutual fund accounts. The Fund currently invests in affiliated and unaffiliated mutual funds (the Underlying Funds). The Fund offers Emerging Markets, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses a third party pricing vendor approved by the Board of Trustees (the Board) to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Distributions from the Underlying Funds that are deemed to be return of capital are recorded as a reduction of cost of investments. Interest income includes coupon interest.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, deferred trustee compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$714,481
Gross unrealized depreciation	(489,040)
Net unrealized appreciation (depreciation) on securities	$225,441
Tax cost	$11,815,226

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(439,639)
Long-term	(144,355)
Total capital loss carryforward	$(583,994)

The Fund elected to defer to its next fiscal year approximately $15,180 of ordinary losses recognized during the period January 1, 2015 to February 29, 2016.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares, aggregated $4,871,342 and $5,137,588, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.25% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .30% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Advisers. Acadian Asset Management LLC, M&G Investments Management Limited, Somerset Capital Management LLP and FIAM LLC (an affiliate of the investment adviser) have been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

In October, 2016 shareholders approved the appointment of FIL Investment Advisors as an additional sub-adviser for the Fund.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$110	$110

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a),(b)
Emerging Markets	$114	-
Class L	1	–
Class N	1	–
	$116

 (a) Annualized

 (b) Amount represents less than 0.005%.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $13 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .30% of the Fund's average net assets until April 30, 2018. During the period, this waiver reduced the Fund's management fee by $16,751.

The investment adviser has also contractually agreed to reimburse Emerging Markets, Class L and Class N to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2018. In addition, the investment adviser has voluntarily agreed to reimburse Class F to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. Some expenses, for example sub-advisory fees and interest expense, including commitment fees, are excluded from these reimbursements. The following classes of the Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Emerging Markets	.10%	$40,328
Class F	.10%	6,847
Class L	.10%	496
Class N	.35%	375

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $660 for the period.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2016	Year ended February 29, 2016
From net investment income
Emerging Markets	$–	$131,277
Class F	–	19,572
Class L	–	1,561
Class N	–	987
Total	$–	$153,397
From net realized gain
Emerging Markets	$–	$37,618
Class F	–	3,615
Class L	–	336
Class N	–	335
Total	$–	$41,904

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2016	Year ended February 29, 2016	Six months ended August 31, 2016	Year ended February 29, 2016
Emerging Markets
Shares sold	91,388	216,254	$788,640	$2,043,757
Reinvestment of distributions	–	19,731	–	168,895
Shares redeemed	(131,152)	(200,793)	(1,117,068)	(1,770,355)
Net increase (decrease)	(39,764)	35,192	$(328,428)	$442,297
Class F
Shares sold	36,559	110,265	$314,745	$975,103
Reinvestment of distributions	–	2,749	–	23,187
Shares redeemed	(29,296)	(24,271)	(244,696)	(211,252)
Net increase (decrease)	7,263	88,743	$70,049	$787,038
Class L
Shares sold	609	3,291	$5,355	$31,220
Reinvestment of distributions	–	224	–	1,897
Shares redeemed	(471)	–	(4,056)	–
Net increase (decrease)	138	3,515	$1,299	$33,117
Class N
Reinvestment of distributions	–	153	$–	$1,322
Net increase (decrease)	–	153	$–	$1,322

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 73% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2016 to August 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During Period-B March 1, 2016 to August 31, 2016
Emerging Markets	.10%
Actual		$1,000.00	$1,224.70	$.56
Hypothetical-C		$1,000.00	$1,024.70	$.51
Class F	.10%
Actual		$1,000.00	$1,223.40	$.56
Hypothetical-C		$1,000.00	$1,024.70	$.51
Class L	.10%
Actual		$1,000.00	$1,224.70	$.56
Hypothetical-C		$1,000.00	$1,024.70	$.51
Class N	.35%
Actual		$1,000.00	$1,222.10	$1.96
Hypothetical-C		$1,000.00	$1,023.44	$1.79

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Emerging Markets Fund of Funds

On March 3, 2016, the Board of Trustees, including the Independent Trustees (together, the Board), voted at an in-person meeting to approve an amendment to the fee schedule in the existing sub-advisory agreement (the Current Sub-Advisory Agreement) with FIAM LLC (formerly Pyramis Global Advisors LLC) (FIAM) for the fund (the Amended Sub-Advisory Agreement) with respect to the Select Emerging Markets Equity mandate, which has the potential to lower the amount of fees paid by Strategic Advisers, Inc. (Strategic Advisers) to FIAM, on behalf of the fund. The terms of the Amended Sub-Advisory Agreement are identical to those of the Current Sub-Advisory Agreement, except with respect to the date of execution and the fee schedule.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Amended Sub-Advisory Agreement.

In considering whether to approve the Amended Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Amended Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Amended Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board.

Nature, Extent, and Quality of Services Provided.  The Board noted that although FIAM was not previously allocated assets of the fund to manage using FIAM's Select Emerging Markets Equity strategy, the Board is familiar with the nature, extent and quality of services provided by FIAM, including resources devoted to its compliance policies and procedures, through its oversight of FIAM as sub-adviser to other funds overseen by the Board. In addition, the Board considered information received regarding FIAM in connection with the annual renewal of the sub-advisory agreement with FIAM on behalf of the fund at the September 2015 meeting. The Board also considered the backgrounds of the investment personnel that will provide services to the fund, including the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund, and the historical investment performance of FIAM's Select Emerging Markets Equity strategy.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Amended Sub-Advisory Agreement will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  The Board considered that the new fee schedule will not result in any changes to the fund's total management fee or total fund expenses because Strategic Advisers has not allocated any assets of the fund to FIAM's Select Emerging Markets Equity strategy. The Board considered that to the extent Strategic Advisers allocates assets of the fund to the strategy in the future, the new fee schedule would result in lower fees to be paid by Strategic Advisers to FIAM, on behalf of the fund, compared to the fees that would be paid if the Select Emerging Markets Equity strategy was allocated assets under the existing fee schedule. The Board also considered that the Amended Sub-Advisory Agreement would not result in any changes to the fund's maximum aggregate annual management fee rate, Strategic Advisers' portion of the fund's management fee, Strategic Advisers' contractual management fee waiver for the fund or Strategic Advisers' expense reimbursement arrangements for each class of the fund. Based on its review, the Board concluded that the fund's management fee structure and total expenses continue to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Amended Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the fund's investment performance or costs of services and profitability to be significant factors in its decision to approve the Amended Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviewed information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2015 Board meeting.

Possible Economies of Scale.  The Board considered that the Amended Sub-Advisory Agreement provides for breakpoints that have the potential to further reduce sub-advisory fees paid to FIAM as assets allocated to FIAM's Select Emerging Markets Equity strategy grow. The Board also considered that it reviewed whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2015 Board meeting.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Amended Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Amended Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Amended Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Emerging Markets Fund of Funds

On June 7, 2016, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve a new investment advisory agreement (the New Sub-Advisory Agreement) with FIAM LLC (FIAM) for the fund to add a new investment mandate to the fund, subject to shareholder approval.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the New Sub-Advisory Agreement.

In considering whether to approve the New Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the New Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers, Inc. (Strategic Advisers) or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the New Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the New Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.  The Board noted that it is familiar with the nature, extent and quality of services provided by FIAM from its oversight of FIAM on behalf of other existing investment mandates for the fund pursuant to existing sub-advisory agreements between Strategic Advisers and FIAM (Existing Sub-Advisory Agreement). The Board considered that although the new investment mandate will not utilize the same investment personnel as the existing mandate approved by the Board under the Existing Sub-Advisory Agreement, the same support staff, including compliance personnel, that currently provides services to the fund will also provide services to the fund under the New Sub-Advisory Agreement. The Board considered the backgrounds of the investment personnel that will provide services to the fund under the New Sub-Advisory Agreement, and also took into consideration the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up. The Board also considered the structure of FIAM's portfolio manager compensation program with respect to the investment personnel that will provide services under the New Sub-Advisory Agreement and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board noted that FIAM will utilize a different investment mandate to provide services to the fund under the New Sub-Advisory Agreement than the investment mandate approved under the Current Sub-Advisory Agreement and reviewed the general qualifications and capabilities of the investment staff that will provide services to the fund under the New Sub-Advisory Agreement and its use of technology. The Board noted that the FIAM's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered FIAM's trading capabilities and resources which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by FIAM under the New Sub-Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Investment Performance.  The Board also considered the historical investment performance of FIAM and the portfolio managers in managing accounts under a similar investment mandate.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the New Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  In reviewing the New Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, and the amount and nature of fees to be paid by Strategic Advisers to FIAM under the New Sub-Advisory Agreement. Because Strategic Advisers will not allocate assets to FIAM at this time, the Board considered the hypothetical impact on the fund's management fee rate and total expenses if Strategic Advisers allocates assets to FIAM in the future.

The Board noted that the fund's contractual maximum aggregate annual management fee rate may not exceed 1.25% of the fund's average daily net assets and that the New Sub-Advisory Agreement will not result in a change to the contractual maximum aggregate annual management fee payable by the fund, Strategic Advisers' contractual management fee waiver for the fund or Strategic Advisers' portion of the management fee. The Board also considered that Strategic Advisers has contractually agreed to reimburse the retail class, Class L and Class N of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs sub-advisory fees, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) as a percentage of net assets exceed 0.10%, 0.10% and 0.35%, respectively, through April 30, 2018. In addition, the Board noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, sub-advisory fees, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 0.10% of the class' average net assets and that such arrangement may be terminated by Strategic Advisers at any time. The Board also considered that after approval of the New Sub-Advisory Agreement, based on hypothetical allocations to FIAM, the fund's management fee rate is expected to rank above median before Strategic Advisers' management fee waiver discussed above, and below median, net of waiver. The Board noted that the expense ratio of each class of the fund is expected to maintain the same relationships to the competitive peer group median data provided in the June 2016 management contract renewal materials.

Based on its review, the Board concluded that the fund's management fee structure will continue to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the New Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the contractual maximum management fees payable by the fund or Strategic Advisers portion of the management fee, the Board did not consider the costs of services and profitability of the relationship with the fund to Strategic Advisers to be significant factors in its decision to approve the New Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to the New Sub-Advisory Agreement, the Board considered management's representation that it does not anticipate that the hiring of FIAM will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers and the fund's sub-advisory agreements. The Board noted that the New Sub-Advisory Agreement provides for breakpoints that have the potential to reduce sub-advisory fees paid to FIAM as assets allocated to FIAM grow.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the New Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered to the fund and that the New Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the New Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Emerging Markets Fund of Funds

On June 7, 2016, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve a new investment advisory agreement with FIL Investment Advisors (FIA) for the fund, and through FIA, a sub-subadvisory agreement with FIL Investment Advisors (UK) Limited (FIA (UK)) (each, a "Sub-Advisory Agreement", collectively, the "Sub-Advisory Agreements"), each subject to shareholder approval.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Sub-Advisory Agreements.

In considering whether to approve the Sub-Advisory Agreements, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Sub-Advisory Agreements is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers, Inc. (Strategic Advisers) or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Sub-Advisory Agreements bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Sub-Advisory Agreements was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.  The Board considered the backgrounds of the investment personnel that will provide services to the fund, and also took into consideration the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up. The Board also considered the structure of FIA's portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of FIA's investment staff, its use of technology, and FIA's approach to managing and compensating investment personnel. The Board noted that FIA's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered FIA's trading capabilities and resources which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by FIA under the Sub-Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Investment Performance.  The Board also considered the historical investment performance of FIA and the portfolio managers in managing accounts under a similar investment mandate.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  In reviewing the Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, and the amount and nature of fees to be paid by Strategic Advisers to FIA under the Sub-Advisory Agreement. The Board noted that FIA will compensate FIA (UK) pursuant to the terms of the sub-subadvisory agreement between FIA and FIA (UK) and that the fund and Strategic Advisers are not responsible for any such fees or expenses. Because Strategic Advisers will not allocate assets to FIA at this time, the Board considered the hypothetical impact on the fund's management fee rate and total expenses if Strategic Advisers allocates assets to FIA in the future.

The Board noted that the fund's contractual maximum aggregate annual management fee rate may not exceed 1.25% of the fund's average daily net assets and that the Sub-Advisory Agreement will not result in a change to the contractual maximum aggregate annual management fee payable by the fund, Strategic Advisers' contractual management fee waiver for the fund or Strategic Advisers' portion of the management fee. The Board also considered that Strategic Advisers has contractually agreed to reimburse the retail class, Class L and Class N of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, sub-advisory fees, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) as a percentage of net assets exceed 0.10%, 0.10% and 0.35%, respectively, through April 30, 2018. In addition, the Board noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, sub-advisory fees, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 0.10% of the class' average net assets and that such arrangement may be terminated by Strategic Advisers at any time. The Board also considered that after approval of the Sub-Advisory Agreement, based on hypothetical allocations to FIA, the fund's management fee rate is expected to rank above median before Strategic Advisers' management fee waiver discussed above, and below median, net of waiver. The Board noted that the expense ratio of each class of the fund is expected to maintain the same relationships to the competitive peer group median data provided in the June 2016 management contract renewal materials.

Based on its review, the Board concluded that the fund's management fee structure will continue to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the contractual maximum management fees payable by the fund or Strategic Advisers portion of the management fee, the Board did not consider the costs of services and profitability of the relationship with the fund to Strategic Advisers to be significant factors in its decision to approve the Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to the Sub-Advisory Agreements, the Board considered management's representation that it does not anticipate that the hiring of FIA will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers and the fund's sub-advisory agreements. The Board noted that the Sub-Advisory Agreement provides for breakpoints that have the potential to reduce sub-advisory fees paid to FIA as assets allocated to FIA grow.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered to the fund and that the Sub-Advisory Agreements should be approved because the agreements are in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged by FIA will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Sub-Advisory Agreements does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

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Strategic Advisers® Core Income Multi-Manager Fund Class L and Class N Semi-Annual Report August 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5095 (plan participants) or 1-877-208-0098 (Advisors and Investment Professionals) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of August 31, 2016

(excluding cash equivalents)

	% of fund's net assets	% of fund's net assets 6 months ago
Western Asset Core Bond Fund Class I	29.6	31.0
Metropolitan West Total Return Bond Fund Class I	24.0	24.0
PIMCO Total Return Fund Institutional Class	21.1	21.1
U.S. Treasury Obligations	5.1	5.3
Fannie Mae	4.0	2.4
Ginnie Mae	1.2	1.4
Freddie Mac	1.1	1.0
Goldman Sachs Group, Inc.	0.7	0.7
ERP Operating LP	0.7	0.7
DDR Corp.	0.6	0.6
	88.1

Asset Allocation (% of fund's net assets)

As of August 31, 2016
Corporate Bonds	10.7%
U.S. Government and U.S. Government Agency Obligations	11.5%
Asset-Backed Securities	0.1%
CMOs and Other Mortgage Related Securities	1.6%
Municipal Securities	0.5%
Intermediate-Term Bond Funds	74.7%
Short-Term Investments and Net Other Assets (Liabilities)	0.9%

As of February 29, 2016
Corporate Bonds	10.4%
U.S. Government and U.S. Government Agency Obligations	10.1%
Asset-Backed Securities	0.1%
CMOs and Other Mortgage Related Securities	1.9%
Municipal Securities	0.5%
Intermediate-Term Bond Funds	76.1%
Short-Term Investments and Net Other Assets (Liabilities)	0.9%

Asset allocations of funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 10.7%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.5%
Automobiles - 0.4%
General Motors Co.:
3.5% 10/2/18	$20,000	$20,579
5.2% 4/1/45	6,000	6,387
6.6% 4/1/36	5,000	6,165
6.75% 4/1/46	11,000	14,117
General Motors Financial Co., Inc.:
2.625% 7/10/17	20,000	20,190
3.25% 5/15/18	10,000	10,192
3.5% 7/10/19	10,000	10,306
4.25% 5/15/23	10,000	10,469
4.375% 9/25/21	55,000	58,659
4.75% 8/15/17	15,000	15,453
		172,517
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	9,000	9,899
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
2.75% 12/9/20	2,000	2,081
3.7% 1/30/26	5,000	5,403
4.7% 12/9/35	3,000	3,442
4.875% 12/9/45	4,000	4,732
		15,658
Household Durables - 0.2%
D.R. Horton, Inc. 4% 2/15/20	100,000	104,750
Media - 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22 (a)	13,000	14,094
4.908% 7/23/25 (a)	16,000	17,641
Discovery Communications LLC 3.25% 4/1/23	2,000	2,001
NBCUniversal, Inc. 5.15% 4/30/20	100,000	112,758
Time Warner Cable, Inc.:
4% 9/1/21	118,000	125,774
5.5% 9/1/41	10,000	10,852
5.875% 11/15/40	13,000	14,501
6.55% 5/1/37	18,000	21,720
7.3% 7/1/38	17,000	22,078
8.25% 4/1/19	17,000	19,646
		361,065

TOTAL CONSUMER DISCRETIONARY		663,889

CONSUMER STAPLES - 0.3%
Beverages - 0.3%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	20,000	20,610
3.3% 2/1/23	20,000	20,986
3.65% 2/1/26	20,000	21,352
4.7% 2/1/36	23,000	26,659
4.9% 2/1/46	26,000	31,441
Constellation Brands, Inc. 4.25% 5/1/23	10,000	10,669
		131,717
Food & Staples Retailing - 0.0%
Walgreens Boots Alliance, Inc. 3.3% 11/18/21	7,000	7,394
Food Products - 0.0%
ConAgra Foods, Inc. 1.9% 1/25/18	4,000	4,028
Tobacco - 0.0%
Reynolds American, Inc.:
2.3% 6/12/18	5,000	5,078
4% 6/12/22	3,000	3,285
5.7% 8/15/35	3,000	3,727
6.15% 9/15/43	4,000	5,359
		17,449

TOTAL CONSUMER STAPLES		160,588

ENERGY - 1.8%
Energy Equipment & Services - 0.3%
DCP Midstream LLC 4.75% 9/30/21 (a)	100,000	98,500
Halliburton Co.:
3.8% 11/15/25	6,000	6,201
4.85% 11/15/35	5,000	5,340
5% 11/15/45	7,000	7,706
		117,747
Oil, Gas & Consumable Fuels - 1.5%
Anadarko Finance Co. 7.5% 5/1/31	3,000	3,636
Anadarko Petroleum Corp.:
4.85% 3/15/21	5,000	5,319
5.55% 3/15/26	10,000	11,062
6.6% 3/15/46	10,000	11,904
Chesapeake Energy Corp.:
5.75% 3/15/23	5,000	3,834
6.125% 2/15/21	165,000	137,775
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	2,000	2,010
3.3% 6/1/20	12,000	12,419
4.5% 6/1/25	3,000	3,244
5.8% 6/1/45	4,000	4,817
DCP Midstream Operating LP:
2.5% 12/1/17	5,000	4,981
2.7% 4/1/19	4,000	3,875
3.875% 3/15/23	20,000	19,000
5.6% 4/1/44	10,000	9,150
El Paso Corp. 6.5% 9/15/20	20,000	22,361
Enable Midstream Partners LP:
2.4% 5/15/19	3,000	2,931
3.9% 5/15/24	3,000	2,823
Kinder Morgan Energy Partners LP 6.55% 9/15/40	1,000	1,086
Kinder Morgan, Inc.:
3.05% 12/1/19	123,000	126,288
4.3% 6/1/25	20,000	20,736
MPLX LP 4% 2/15/25	2,000	1,954
Petrobras Global Finance BV:
5.625% 5/20/43	10,000	7,713
7.25% 3/17/44	91,000	83,720
Petroleos Mexicanos:
3.5% 7/23/20	10,000	10,125
5.5% 2/4/19 (a)	15,000	15,938
6.375% 2/4/21 (a)	25,000	27,683
6.5% 6/2/41	15,000	15,902
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	10,000	10,106
Southwestern Energy Co.:
5.8% 1/23/20 (b)	8,000	8,000
6.7% 1/23/25 (b)	46,000	47,265
Spectra Energy Partners LP 2.95% 9/25/18	2,000	2,037
The Williams Companies, Inc.:
3.7% 1/15/23	3,000	2,910
4.55% 6/24/24	38,000	38,855
Western Gas Partners LP:
4.65% 7/1/26	3,000	3,111
5.375% 6/1/21	7,000	7,602
Williams Partners LP:
4% 11/15/21	2,000	2,057
4.3% 3/4/24	8,000	8,190
		702,419

TOTAL ENERGY		820,166

FINANCIALS - 5.6%
Banks - 1.5%
Bank of America Corp.:
3.3% 1/11/23	15,000	15,581
3.5% 4/19/26	10,000	10,437
3.875% 8/1/25	2,000	2,142
3.95% 4/21/25	43,000	44,755
4% 1/22/25	104,000	108,300
4.1% 7/24/23	5,000	5,429
4.2% 8/26/24	4,000	4,243
4.25% 10/22/26	11,000	11,667
Citigroup, Inc.:
1.85% 11/24/17	21,000	21,090
4.05% 7/30/22	4,000	4,255
4.4% 6/10/25	11,000	11,659
5.3% 5/6/44	21,000	24,325
5.5% 9/13/25	4,000	4,532
Citizens Financial Group, Inc. 4.3% 12/3/25	20,000	21,135
Credit Suisse New York Branch 1.7% 4/27/18	108,000	108,053
JPMorgan Chase & Co.:
2.35% 1/28/19	4,000	4,083
2.95% 10/1/26	6,000	6,037
3.875% 9/10/24	23,000	24,277
4.125% 12/15/26	25,000	26,792
4.25% 10/15/20	4,000	4,353
4.35% 8/15/21	4,000	4,410
4.625% 5/10/21	4,000	4,435
4.95% 3/25/20	4,000	4,411
Regions Financial Corp. 3.2% 2/8/21	7,000	7,257
Royal Bank of Canada 4.65% 1/27/26	22,000	24,196
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	100,000	101,176
6% 12/19/23	35,000	37,021
6.1% 6/10/23	13,000	13,804
6.125% 12/15/22	29,000	30,972
		690,827
Capital Markets - 1.4%
Affiliated Managers Group, Inc. 4.25% 2/15/24	6,000	6,322
Credit Suisse AG 6% 2/15/18	2,000	2,106
Deutsche Bank AG London Branch 2.85% 5/10/19	20,000	20,065
Goldman Sachs Group, Inc.:
1.748% 9/15/17	30,000	30,070
2.625% 1/31/19	24,000	24,615
2.9% 7/19/18	29,000	29,731
5.75% 1/24/22	8,000	9,277
6.75% 10/1/37	190,000	243,699
Lazard Group LLC 4.25% 11/14/20	8,000	8,478
Morgan Stanley:
2.375% 7/23/19	20,000	20,339
3.7% 10/23/24	18,000	19,073
3.75% 2/25/23	36,000	38,502
4.875% 11/1/22	147,000	162,933
5% 11/24/25	13,000	14,491
		629,701
Consumer Finance - 0.1%
American Express Credit Corp. 1.875% 11/5/18	25,000	25,240
Discover Financial Services 3.95% 11/6/24	7,000	7,201
Hyundai Capital America 2.125% 10/2/17 (a)	4,000	4,027
Synchrony Financial:
1.875% 8/15/17	3,000	3,006
3% 8/15/19	4,000	4,089
3.75% 8/15/21	6,000	6,292
4.25% 8/15/24	6,000	6,296
		56,151
Diversified Financial Services - 0.3%
Brixmor Operating Partnership LP 4.125% 6/15/26	6,000	6,227
IntercontinentalExchange, Inc.:
2.75% 12/1/20	4,000	4,169
3.75% 12/1/25	7,000	7,665
MSCI, Inc. 5.25% 11/15/24 (a)	90,000	95,625
		113,686
Insurance - 0.3%
American International Group, Inc. 3.3% 3/1/21	6,000	6,294
Hartford Financial Services Group, Inc. 5.125% 4/15/22	2,000	2,266
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (a)	8,000	8,121
Pacific LifeCorp 6% 2/10/20 (a)	4,000	4,441
Pricoa Global Funding I 5.375% 5/15/45 (b)	11,000	11,550
Prudential Financial, Inc. 4.5% 11/16/21	100,000	111,924
TIAA Asset Management Finance LLC 2.95% 11/1/19 (a)	3,000	3,080
Unum Group 5.75% 8/15/42	5,000	5,723
		153,399
Real Estate Investment Trusts - 1.7%
Alexandria Real Estate Equities, Inc. 2.75% 1/15/20	2,000	2,022
American Campus Communities Operating Partnership LP 3.75% 4/15/23	3,000	3,146
AvalonBay Communities, Inc. 3.625% 10/1/20	5,000	5,305
Camden Property Trust:
2.95% 12/15/22	4,000	4,031
4.25% 1/15/24	8,000	8,652
Corporate Office Properties LP 5% 7/1/25	5,000	5,390
DDR Corp.:
3.5% 1/15/21	140,000	144,761
3.625% 2/1/25	5,000	5,071
4.25% 2/1/26	4,000	4,243
4.75% 4/15/18	132,000	137,576
Duke Realty LP:
3.25% 6/30/26	2,000	2,053
3.625% 4/15/23	5,000	5,276
3.875% 10/15/22	8,000	8,517
Equity One, Inc. 3.75% 11/15/22	20,000	20,485
ERP Operating LP 4.625% 12/15/21	275,000	308,166
Government Properties Income Trust 3.75% 8/15/19	10,000	10,235
Highwoods/Forsyth LP 3.2% 6/15/21	6,000	6,078
Lexington Corporate Properties Trust 4.4% 6/15/24	4,000	4,106
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	14,000	14,275
4.5% 1/15/25	3,000	3,045
4.95% 4/1/24	3,000	3,137
5.25% 1/15/26	10,000	10,738
Retail Opportunity Investments Partnership LP:
4% 12/15/24	2,000	2,023
5% 12/15/23	2,000	2,143
Weingarten Realty Investors 3.375% 10/15/22	2,000	2,045
WP Carey, Inc.:
4% 2/1/25	13,000	12,981
4.6% 4/1/24	20,000	20,919
		756,419
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP:
3.95% 2/15/23	10,000	10,232
4.1% 10/1/24	10,000	10,290
4.95% 4/15/18	11,000	11,496
CBRE Group, Inc. 4.875% 3/1/26	20,000	21,057
Digital Realty Trust LP 3.95% 7/1/22	7,000	7,404
Essex Portfolio LP 3.875% 5/1/24	7,000	7,463
Liberty Property LP 3.375% 6/15/23	25,000	25,463
Mack-Cali Realty LP:
2.5% 12/15/17	9,000	9,038
3.15% 5/15/23	12,000	11,171
Mid-America Apartments LP:
4% 11/15/25	3,000	3,214
4.3% 10/15/23	2,000	2,168
Tanger Properties LP:
3.125% 9/1/26	6,000	5,992
3.75% 12/1/24	7,000	7,345
3.875% 12/1/23	4,000	4,237
Ventas Realty LP:
3.125% 6/15/23	3,000	3,059
4.125% 1/15/26	3,000	3,247
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19	3,000	3,154
		146,030

TOTAL FINANCIALS		2,546,213

HEALTH CARE - 0.2%
Health Care Providers & Services - 0.1%
Express Scripts Holding Co. 4.75% 11/15/21	2,000	2,249
WellPoint, Inc. 3.3% 1/15/23	21,000	21,979
		24,228
Pharmaceuticals - 0.1%
Mylan N.V.:
2.5% 6/7/19 (a)	6,000	6,076
3.15% 6/15/21 (a)	12,000	12,266
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	8,000	8,003
2.8% 7/21/23	6,000	6,024
3.15% 10/1/26	7,000	7,048
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	3,000	3,013
Zoetis, Inc. 3.25% 2/1/23	4,000	4,115
		46,545

TOTAL HEALTH CARE		70,773

INDUSTRIALS - 0.1%
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.125% 1/15/18	5,000	5,005
3.375% 6/1/21	6,000	6,210
3.75% 2/1/22	11,000	11,489
3.875% 4/1/21	9,000	9,484
4.25% 9/15/24	9,000	9,461
		41,649
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.0%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 6.02% 6/15/26 (a)	10,000	10,720
Software - 0.0%
Autodesk, Inc. 3.125% 6/15/20	16,000	16,386
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co.:
3.6% 10/15/20 (a)	10,000	10,448
4.4% 10/15/22 (a)	10,000	10,562
4.9% 10/15/25 (a)	10,000	10,664
		31,674

TOTAL INFORMATION TECHNOLOGY		58,780

MATERIALS - 0.1%
Metals & Mining - 0.1%
Anglo American Capital PLC:
3.625% 5/14/20 (a)	10,000	9,900
4.875% 5/14/25 (a)	19,000	19,048
		28,948
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.:
3.6% 2/17/23	16,000	16,890
5.55% 8/15/41	48,000	56,686
CenturyLink, Inc.:
5.15% 6/15/17	2,000	2,050
6% 4/1/17	2,000	2,053
6.15% 9/15/19	2,000	2,170
Verizon Communications, Inc.:
3.45% 3/15/21	28,000	29,870
4.5% 9/15/20	103,000	113,665
5.012% 8/21/54	84,000	92,102
		315,486
UTILITIES - 0.3%
Electric Utilities - 0.2%
Cleveland Electric Illuminating Co. 5.7% 4/1/17	3,000	3,069
Duke Energy Corp. 2.1% 6/15/18	5,000	5,060
Entergy Corp. 4% 7/15/22	10,000	10,751
FirstEnergy Corp.:
4.25% 3/15/23	30,000	31,726
7.375% 11/15/31	5,000	6,524
IPALCO Enterprises, Inc. 3.45% 7/15/20	17,000	17,425
		74,555
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP:
2.15% 6/15/19 (a)	3,000	3,036
2.7% 6/15/21 (a)	3,000	3,067
3.55% 6/15/26 (a)	5,000	5,262
		11,365
Multi-Utilities - 0.1%
Dominion Resources, Inc. 2.9311% 9/30/66 (b)	6,000	4,740
Puget Energy, Inc.:
6% 9/1/21	13,000	15,004
6.5% 12/15/20	4,000	4,649
Sempra Energy 6% 10/15/39	11,000	14,304
		38,697

TOTAL UTILITIES		124,617

TOTAL NONCONVERTIBLE BONDS
(Cost $4,641,797)		4,831,109

U.S. Government and Government Agency Obligations - 5.1%
U.S. Treasury Inflation-Protected Obligations - 1.9%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$184,248	$191,584
1% 2/15/46	101,728	113,366
U.S. Treasury Inflation-Indexed Notes:
0.375% 7/15/25	447,225	457,220
0.625% 1/15/26	71,009	74,022

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		836,192

U.S. Treasury Obligations - 3.2%
U.S. Treasury Bonds:
2.5% 2/15/46	205,000	216,547
3% 5/15/45	185,000	215,330
3% 11/15/45	140,000	163,105
U.S. Treasury Notes:
0.875% 11/30/17	695,000	696,195
1.625% 2/15/26	35,000	35,109
2% 8/15/25	129,000	133,611

TOTAL U.S. TREASURY OBLIGATIONS		1,459,897

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,180,739)		2,296,089

U.S. Government Agency - Mortgage Securities - 6.8%
Fannie Mae - 4.5%
2.5% 1/1/28	77,128	79,822
3% 8/1/31 to 9/1/43	262,693	274,254
3% 9/1/46 (c)	100,000	103,695
3% 10/1/46 (c)	100,000	103,492
3.5% 11/1/30 to 5/1/46	325,808	346,592
3.5% 9/1/46 (c)	50,000	52,676
3.5% 9/1/46 (c)	200,000	210,703
4% 4/1/42 to 1/1/43	403,362	434,432
4.5% 3/1/41 to 1/1/42	85,268	93,536
5% 11/1/33 to 2/1/35	93,154	105,379
5.5% 5/1/27 to 9/1/41	180,041	202,335

TOTAL FANNIE MAE		2,006,916

Freddie Mac - 1.1%
3% 2/1/43	73,197	76,549
3% 9/1/46 (c)	100,000	103,701
3.5% 4/1/43 to 8/1/43	157,238	167,089
4% 2/1/41	69,366	74,728
4.5% 3/1/41 to 4/1/41	68,608	75,321

TOTAL FREDDIE MAC		497,388

Ginnie Mae - 1.2%
3% 9/1/46 (c)	90,000	94,233
3.5% 12/20/41 to 8/20/43	228,610	243,517
4% 11/20/40	54,132	58,414
4.5% 5/20/41	63,806	70,211
5% 10/15/33	84,846	94,676

TOTAL GINNIE MAE		561,051

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $3,017,496)		3,065,355

Asset-Backed Securities - 0.1%
Vericrest Opportunity Loan Trust Series 2014-NPL7 Class A1, 3.375% 8/27/57(a)	$	$
(Cost $23,091)	23,119	$ 23,086

Collateralized Mortgage Obligations - 0.1%
Private Sponsor - 0.1%
Nationstar HECM Loan Trust sequential payer Series 2015-2A Class A, 2.8826% 11/25/25 (a)
(Cost 53,008)	53,008	53,008

Commercial Mortgage Securities - 1.5%
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	98,500	99,563
Greenwich Capital Commercial Funding Corp. sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	90,814	91,330
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A1A, 5.547% 11/10/39	1,562	1,561
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer:
Series 2006-CB17 Class A4, 5.429% 12/12/43	453	453
Series 2007-CB18 Class A4, 5.44% 6/12/47	55,174	55,575
Series 2007-LD11 Class A4, 5.7416% 6/15/49 (b)	225,717	229,327
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9184% 7/15/44 (b)	8,556	8,797
Wachovia Bank Commercial Mortgage Trust sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	170,000	171,389
Series 2007-C31 Class A4, 5.509% 4/15/47	8,114	8,203
Series 2007-C33 Class A4, 5.9484% 2/15/51 (b)	20,483	20,816
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $744,003)		687,014

Municipal Securities - 0.5%
Chicago Gen. Oblig. 6.314% 1/1/44	35,000	35,613
Illinois Gen. Oblig.:
Series 2003:	$	$
4.35% 6/1/18	3,667	3,744
4.95% 6/1/23	15,000	15,827
5.1% 6/1/33	95,000	92,623
Series 2010-1, 6.63% 2/1/35	20,000	21,934
Series 2010-3:
6.725% 4/1/35	5,000	5,492
7.35% 7/1/35	5,000	5,759
Series 2010-5, 6.2% 7/1/21	5,000	5,425
Series 2011, 5.877% 3/1/19	15,000	16,274
Series 2013:
1.84% 12/1/16	5,000	5,003
3.6% 12/1/19	5,000	5,069
TOTAL MUNICIPAL SECURITIES
(Cost $212,676)		212,763

Foreign Government and Government Agency Obligations - 0.0%
United Mexican States 3.5% 1/21/21 (Cost $10,953)	$11,000	$11,756

Bank Notes - 0.0%
Marshall & Ilsley Bank 5% 1/17/17
(Cost $1,010)	1,000	1,012
	Shares	Value

Fixed-Income Funds - 74.7%
Intermediate-Term Bond Funds - 74.7%
Metropolitan West Total Return Bond Fund Class I	981,766	$10,828,880
PIMCO Total Return Fund Institutional Class	921,065	9,523,808
Western Asset Core Bond Fund Class I	1,047,813	13,380,571
TOTAL FIXED-INCOME FUNDS
(Cost $33,448,146)		33,733,259

Money Market Funds - 1.9%
State Street Institutional U.S. Government Money Market Fund Premier Class 0.26% (d)
(Cost $874,931)	874,931	874,931
TOTAL INVESTMENT PORTFOLIO - 101.4%
(Cost $45,207,850)		45,789,382
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(621,364)
NET ASSETS - 100%		$45,168,018

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
3% 9/1/46	$(100,000)	$(103,695)
4% 9/1/46	(100,000)	(107,102)
TOTAL TBA SALE COMMITMENTS
(Proceeds $210,652)		$(210,797)

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $466,293 or 1.0% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$4,831,109	$--	$4,831,109	$--
U.S. Government and Government Agency Obligations	2,296,089	--	2,296,089	--
U.S. Government Agency - Mortgage Securities	3,065,355	--	3,065,355	--
Asset-Backed Securities	23,086	--	23,086	--
Collateralized Mortgage Obligations	53,008	--	53,008	--
Commercial Mortgage Securities	687,014	--	687,014	--
Municipal Securities	212,763	--	212,763	--
Foreign Government and Government Agency Obligations	11,756	--	11,756	--
Bank Notes	1,012	--	1,012	--
Fixed-Income Funds	33,733,259	33,733,259	--	--
Money Market Funds	874,931	874,931	--	--
Total Investments in Securities:	$45,789,382	$34,608,190	$11,181,192	$--
Other Financial Instruments:
TBA Sale Commitments	$(210,797)	$--	$(210,797)	$--
Total Other Financial Instruments:	$(210,797)	$--	$(210,797)	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $45,207,850)		$45,789,382
Receivable for investments sold		4,325
Receivable for TBA sale commitments		210,652
Receivable for fund shares sold		56,273
Interest receivable		73,467
Prepaid expenses		168
Receivable from investment adviser for expense reductions		2,876
Other receivables		479
Total assets		46,137,622
Liabilities
Payable for investments purchased
Regular delivery	$29,068
Delayed delivery	667,220
TBA sale commitments, at value	210,797
Payable for fund shares redeemed	31,333
Accrued management fee	1,247
Distribution and service plan fees payable	23
Other affiliated payables	2,054
Other payables and accrued expenses	27,862
Total liabilities		969,604
Net Assets		$45,168,018
Net Assets consist of:
Paid in capital		$44,648,285
Undistributed net investment income		4,139
Accumulated undistributed net realized gain (loss) on investments		(65,793)
Net unrealized appreciation (depreciation) on investments		581,387
Net Assets		$45,168,018
Core Income Multi-Manager:
Net Asset Value, offering price and redemption price per share ($41,946,558 ÷ 4,144,646 shares)		$10.12
Class F:
Net Asset Value, offering price and redemption price per share ($2,997,653 ÷ 296,095 shares)		$10.12
Class L:
Net Asset Value, offering price and redemption price per share ($112,294 ÷ 11,093 shares)		$10.12
Class N:
Net Asset Value, offering price and redemption price per share ($111,513 ÷ 11,017 shares)		$10.12

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2016 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$426,006
Interest		175,240
Total income		601,246
Expenses
Management fee	$73,612
Transfer agent fees	3,127
Distribution and service plan fees	136
Accounting fees and expenses	9,171
Custodian fees and expenses	5,981
Independent trustees' fees and expenses	283
Registration fees	28,678
Audit	34,298
Legal	127
Miscellaneous	1,763
Total expenses before reductions	157,176
Expense reductions	(105,104)	52,072
Net investment income (loss)		549,174
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	28,593
Total net realized gain (loss)		28,593
Change in net unrealized appreciation (depreciation) on: Investment securities	1,625,600
Delayed delivery commitments	(93)
Total change in net unrealized appreciation (depreciation)		1,625,507
Net gain (loss)		1,654,100
Net increase (decrease) in net assets resulting from operations		$2,203,274

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$549,174	$1,142,961
Net realized gain (loss)	28,593	85,813
Change in net unrealized appreciation (depreciation)	1,625,507	(1,276,886)
Net increase (decrease) in net assets resulting from operations	2,203,274	(48,112)
Distributions to shareholders from net investment income	(540,503)	(1,136,312)
Distributions to shareholders from net realized gain	–	(45,386)
Total distributions	(540,503)	(1,181,698)
Share transactions - net increase (decrease)	(1,127,176)	2,502,130
Total increase (decrease) in net assets	535,595	1,272,320
Net Assets
Beginning of period	44,632,423	43,360,103
End of period	$45,168,018	$44,632,423
Other Information
Undistributed net investment income end of period	$4,139	$–
Distributions in excess of net investment income end of period	$–	$(4,532)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Core Income Multi-Manager Fund

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013 B
Selected Per–Share Data
Net asset value, beginning of period	$9.75	$10.02	$9.84	$10.09	$10.00
Income from Investment Operations
Net investment income (loss)C	.124	.256	.285	.248	.201
Net realized and unrealized gain (loss)	.368	(.262)	.184	(.222)	.151
Total from investment operations	.492	(.006)	.469	.026	.352
Distributions from net investment income	(.122)	(.254)	(.286)	(.243)	(.197)
Distributions from net realized gain	–	(.010)	(.003)	(.033)	(.065)
Total distributions	(.122)	(.264)	(.289)	(.276)	(.262)
Net asset value, end of period	$10.12	$9.75	$10.02	$9.84	$10.09
Total ReturnD,E	5.07%	(.04)%	4.83%	.29%	3.54%
Ratios to Average Net AssetsF
Expenses before reductions	.71%G	.65%	.65%	.68%	.66%G
Expenses net of fee waivers, if any	.23%G	.23%	.23%	.23%	.23%G
Expenses net of all reductions	.23%G	.23%	.23%	.23%	.23%G
Net investment income (loss)	2.47%G	2.61%	2.87%	2.53%	2.84%G
Supplemental Data
Net assets, end of period (000 omitted)	$41,947	$41,445	$40,564	$42,471	$41,975
Portfolio turnover rateH	36%G	74%	115%	87%	190%G

 A For the year ended February 29.

 B For the period June 19, 2012 (commencement of operations) to February 28, 2013.

 C Calculated based on average shares outstanding during the period.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class's annualized ratio. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 G Annualized

 H Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Core Income Multi-Manager Fund Class F

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013 B
Selected Per–Share Data
Net asset value, beginning of period	$9.75	$10.03	$9.84	$10.10	$10.19
Income from Investment Operations
Net investment income (loss)C	.124	.256	.285	.245	.072
Net realized and unrealized gain (loss)	.369	(.269)	.194	(.229)	(.029)
Total from investment operations	.493	(.013)	.479	.016	.043
Distributions from net investment income	(.123)	(.257)	(.286)	(.243)	(.068)
Distributions from net realized gain	–	(.010)	(.003)	(.033)	(.065)
Total distributions	(.123)	(.267)	(.289)	(.276)	(.133)
Net asset value, end of period	$10.12	$9.75	$10.03	$9.84	$10.10
Total ReturnD,E	5.08%	(.12)%	4.94%	.19%	.43%
Ratios to Average Net AssetsF
Expenses before reductions	.69%G	.63%	.63%	.75%	.66%G
Expenses net of fee waivers, if any	.23%G	.23%	.23%	.23%	.23%G
Expenses net of all reductions	.23%G	.23%	.23%	.23%	.23%G
Net investment income (loss)	2.46%G	2.61%	2.87%	2.53%	3.62%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,998	$2,974	$2,583	$1,396	$272
Portfolio turnover rateH	36%G	74%	115%	87%	190%G

 A For the year ended February 29.

 B For the period December 18, 2012 (commencement of sale of shares) to February 28, 2013.

 C Calculated based on average shares outstanding during the period.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class's annualized ratio. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 G Annualized

 H Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Core Income Multi-Manager Fund Class L

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014 B
Selected Per–Share Data
Net asset value, beginning of period	$9.75	$10.03	$9.84	$9.72
Income from Investment Operations
Net investment income (loss)C	.124	.256	.285	.073
Net realized and unrealized gain (loss)	.368	(.272)	.194	.118
Total from investment operations	.492	(.016)	.479	.191
Distributions from net investment income	(.122)	(.254)	(.286)	(.068)
Distributions from net realized gain	–	(.010)	(.003)	(.003)
Total distributions	(.122)	(.264)	(.289)	(.071)
Net asset value, end of period	$10.12	$9.75	$10.03	$9.84
Total ReturnD,E	5.06%	(.14)%	4.93%	1.97%
Ratios to Average Net AssetsF
Expenses before reductions	.70%G	.65%	.65%	.82%G
Expenses net of fee waivers, if any	.23%G	.23%	.23%	.23%G
Expenses net of all reductions	.23%G	.23%	.23%	.23%G
Net investment income (loss)	2.47%G	2.60%	2.87%	2.52%G
Supplemental Data
Net assets, end of period (000 omitted)	$112	$107	$107	$102
Portfolio turnover rateH	36%G	74%	115%	87%G

 A For the year ended February 29.

 B For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

 C Calculated based on average shares outstanding during the period.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class's annualized ratio. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 G Annualized

 H Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Core Income Multi-Manager Fund Class N

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014 B
Selected Per–Share Data
Net asset value, beginning of period	$9.75	$10.03	$9.84	$9.72
Income from Investment Operations
Net investment income (loss)C	.112	.231	.261	.066
Net realized and unrealized gain (loss)	.367	(.271)	.193	.118
Total from investment operations	.479	(.040)	.454	.184
Distributions from net investment income	(.109)	(.230)	(.261)	(.061)
Distributions from net realized gain	–	(.010)	(.003)	(.003)
Total distributions	(.109)	(.240)	(.264)	(.064)
Net asset value, end of period	$10.12	$9.75	$10.03	$9.84
Total ReturnD,E	4.94%	(.39)%	4.68%	1.90%
Ratios to Average Net AssetsF
Expenses before reductions	.95%G	.90%	.90%	1.07%G
Expenses net of fee waivers, if any	.48%G	.48%	.48%	.48%G
Expenses net of all reductions	.48%G	.48%	.48%	.48%G
Net investment income (loss)	2.22%G	2.35%	2.62%	2.27%G
Supplemental Data
Net assets, end of period (000 omitted)	$112	$106	$107	$102
Portfolio turnover rateH	36%G	74%	115%	87%G

 A For the year ended February 29.

 B For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

 C Calculated based on average shares outstanding during the period.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class's annualized ratio. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 G Annualized

 H Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2016

1. Organization.

Strategic Advisers Core Income Multi-Manager Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and certain Fidelity brokerage or mutual fund accounts. The Fund offers Core Income Multi-Manager, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2016 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$1,340,527
Gross unrealized depreciation	(776,472)
Net unrealized appreciation (depreciation) on securities	$564,055
Tax cost	$45,225,327

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(76,529)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities and U.S. government securities, aggregated $2,001,789 and $4,156,844, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .65% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .33% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Advisers. FIAM LLC (an affiliate of the investment adviser) served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Prudential Investment Management, Inc. (Prudential) has been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, Prudential has not been allocated any portion of the Fund's assets. Prudential in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$136	$136

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Core Income Multi-Manager	$3,113.02
Class L	7.01
Class N	7.01
	$3,127

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $62 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .30% of the Fund's average net assets until April 30, 2018. During the period, this waiver reduced the Fund's management fee by $66,302.

The investment adviser has also contractually agreed to reimburse Core Income Multi-Manager, Class L and Class N to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2018. In addition, the investment adviser has voluntarily agreed to reimburse Class F to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. Some expenses, for example sub-advisory fees and interest expense, including commitment fees, are excluded from these reimbursements. The following classes of the Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Core Income Multi-Manager	.20%	$36,304
Class F	.20%	2,308
Class L	.20%	95
Class N	.45%	95

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2016	Year ended February 29, 2016
From net investment income
Core Income Multi-Manager	$502,675	$1,051,177
Class F	35,289	79,916
Class L	1,341	2,746
Class N	1,198	2,473
Total	$540,503	$1,136,312
From net realized gain
Core Income Multi-Manager	$–	$41,928
Class F	–	3,241
Class L	–	109
Class N	–	108
Total	$–	$45,386

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2016	Year ended February 29, 2016	Six months ended August 31, 2016	Year ended February 29, 2016
Core Income Multi-Manager
Shares sold	169,005	195,744	$1,688,782	$1,919,228
Reinvestment of distributions	50,277	111,363	502,675	1,093,091
Shares redeemed	(327,296)	(100,878)	(3,233,891)	(990,953)
Net increase (decrease)	(108,014)	206,229	$(1,042,434)	$2,021,366
Class F
Shares sold	50,755	126,576	$507,639	$1,246,918
Reinvestment of distributions	3,550	8,472	35,289	83,157
Shares redeemed	(63,297)	(87,452)	(630,209)	(854,747)
Net increase (decrease)	(8,992)	47,596	$(87,281)	$475,328
Class L
Reinvestment of distributions	134	291	$1,341	$2,855
Net increase (decrease)	134	291	$1,341	$2,855
Class N
Reinvestment of distributions	120	263	$1,198	$2,581
Net increase (decrease)	120	263	$1,198	$2,581

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 86% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2016 to August 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During Period-B March 1, 2016 to August 31, 2016
Core Income Multi-Manager	.23%
Actual		$1,000.00	$1,050.70	$1.19
Hypothetical-C		$1,000.00	$1,024.05	$1.17
Class F	.23%
Actual		$1,000.00	$1,050.80	$1.19
Hypothetical-C		$1,000.00	$1,024.05	$1.17
Class L	.23%
Actual		$1,000.00	$1,050.60	$1.19
Hypothetical-C		$1,000.00	$1,024.05	$1.17
Class N	.48%
Actual		$1,000.00	$1,049.40	$2.48
Hypothetical-C		$1,000.00	$1,022.79	$2.45

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each Class' annualized expense ratio.

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

ACF-L-ACF-N-SANN-1016
1.9585974.102

Strategic Advisers® Small-Mid Cap Multi-Manager Fund Class L and Class N Semi-Annual Report August 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5095 (plan participants) or 1-877-208-0098 (Advisors and Investment Professionals) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of August 31, 2016

(excluding cash equivalents)

	% of fund's net assets	% of fund's net assets 6 months ago
E*TRADE Financial Corp.	1.0	0.8
Fidelity SAI Small-Mid Cap 500 Index Fund	1.0	0.0
Fidelity SAI Real Estate Index Fund	1.0	0.0
PVH Corp.	0.9	0.4
ServiceMaster Global Holdings, Inc.	0.8	0.4
Waste Connection, Inc. (United States)	0.8	0.0
Pinnacle Foods, Inc.	0.8	0.7
Level 3 Communications, Inc.	0.8	0.5
CBRE Group, Inc.	0.8	0.4
Centene Corp.	0.8	0.3
	8.7

Top Five Market Sectors as of August 31, 2016

(stocks only)

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.1	17.4
Information Technology	17.1	21.1
Industrials	16.3	13.8
Consumer Discretionary	15.1	15.4
Health Care	12.2	12.4

Asset Allocation (% of fund's net assets)

As of August 31, 2016
Common Stocks	94.0%
Mid-Cap Blend Funds	1.0%
Sector Funds	1.0%
Short-Term Investments and Net Other Assets (Liabilities)	4.0%

As of February 29, 2016
Common Stocks	92.0%
Sector Funds	1.0%
Short-Term Investments and Net Other Assets (Liabilities)	7.0%

Asset allocations of funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.0%
	Shares	Value
CONSUMER DISCRETIONARY - 15.1%
Auto Components - 0.4%
The Goodyear Tire & Rubber Co.	1,706	$50,071
Distributors - 1.0%
Genuine Parts Co.	396	40,717
LKQ Corp. (a)	404	14,580
Pool Corp.	827	83,419
		138,716
Diversified Consumer Services - 1.6%
Grand Canyon Education, Inc. (a)	1,164	48,341
Houghton Mifflin Harcourt Co. (a)	2,277	36,318
LifeLock, Inc. (a)	892	14,843
ServiceMaster Global Holdings, Inc. (a)	3,068	114,467
		213,969
Hotels, Restaurants & Leisure - 2.1%
Brinker International, Inc.	1,194	64,130
Carrols Restaurant Group, Inc. (a)	560	7,538
Dunkin' Brands Group, Inc.	1,163	56,929
El Pollo Loco Holdings, Inc. (a)	258	3,514
Fiesta Restaurant Group, Inc. (a)	833	21,042
Kona Grill, Inc. (a)	406	5,396
MGM Mirage, Inc. (a)	2,665	63,667
Papa John's International, Inc.	518	38,762
U.S. Foods Holding Corp.	405	9,821
Zoe's Kitchen, Inc. (a)	569	15,494
		286,293
Household Durables - 0.8%
Ethan Allen Interiors, Inc.	425	14,221
KB Home	3,190	50,083
Newell Brands, Inc.	980	52,018
		116,322
Internet & Catalog Retail - 0.3%
1-800-FLOWERS.com, Inc. Class A (a)	601	5,553
Expedia, Inc.	72	7,857
Groupon, Inc. Class A (a)	2,984	15,905
Wayfair LLC Class A (a)	319	12,285
		41,600
Leisure Products - 0.9%
Brunswick Corp.	925	42,541
Polaris Industries, Inc.	870	75,377
		117,918
Media - 2.2%
Cinemark Holdings, Inc.	975	37,684
E.W. Scripps Co. Class A (a)	2,079	35,322
Gray Television, Inc. (a)	2,215	24,874
Media General, Inc. (a)	217	3,834
National CineMedia, Inc.	4,513	67,469
News Corp. Class A	1,442	20,275
Nexstar Broadcasting Group, Inc. Class A	389	20,508
Sinclair Broadcast Group, Inc. Class A	1,230	35,030
Tegna, Inc.	2,925	59,261
		304,257
Multiline Retail - 0.6%
B&M European Value Retail S.A.	1,597	5,775
JC Penney Corp., Inc. (a)	5,510	51,959
Nordstrom, Inc.	611	30,831
		88,565
Specialty Retail - 3.0%
Aarons, Inc. Class A	489	11,912
Advance Auto Parts, Inc.	96	15,108
Chico's FAS, Inc.	2,946	37,355
Destination XL Group, Inc. (a)	2,601	12,043
Dick's Sporting Goods, Inc.	520	30,472
DSW, Inc. Class A	1,196	28,644
Five Below, Inc. (a)	606	27,003
Hibbett Sports, Inc. (a)	1,164	44,663
Lithia Motors, Inc. Class A (sub. vtg.)	408	33,770
Monro Muffler Brake, Inc.	318	17,938
Office Depot, Inc.	7,578	27,887
Restoration Hardware Holdings, Inc. (a)	261	8,804
Sally Beauty Holdings, Inc. (a)	2,595	70,636
Staples, Inc.	2,869	24,559
Williams-Sonoma, Inc.	236	12,423
		403,217
Textiles, Apparel & Luxury Goods - 2.2%
Carter's, Inc.	687	65,464
Crocs, Inc. (a)	3,284	28,374
PVH Corp.	1,165	125,540
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,014	24,650
Wolverine World Wide, Inc.	2,329	55,686
		299,714

TOTAL CONSUMER DISCRETIONARY		2,060,642

CONSUMER STAPLES - 2.1%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (a)	42	7,671
Food & Staples Retailing - 0.3%
Performance Food Group Co.	1,214	31,200
Sprouts Farmers Market LLC (a)	601	13,541
		44,741
Food Products - 0.9%
Nomad Foods Ltd. (a)	1,557	18,201
Pinnacle Foods, Inc.	2,110	106,872
		125,073
Household Products - 0.8%
Spectrum Brands Holdings, Inc.	763	102,395

TOTAL CONSUMER STAPLES		279,880

ENERGY - 4.2%
Energy Equipment & Services - 1.9%
Dril-Quip, Inc. (a)	579	32,175
Nabors Industries Ltd.	3,895	38,716
Patterson-UTI Energy, Inc.	2,808	54,728
Precision Drilling Corp.	9,530	39,169
RigNet, Inc. (a)	1,978	24,962
Superior Energy Services, Inc.	3,675	61,850
		251,600
Oil, Gas & Consumable Fuels - 2.3%
Abraxas Petroleum Corp. (a)	10,996	15,394
Canacol Energy Ltd. (a)	3,057	9,697
Cheniere Energy Partners LP Holdings LLC	642	12,962
Cheniere Energy, Inc. (a)	426	18,275
Cimarex Energy Co.	481	63,579
Energen Corp.	1,040	59,800
Navios Maritime Acquisition Corp.	1,852	2,685
Newfield Exploration Co. (a)	415	17,994
Oasis Petroleum, Inc. (a)	1,395	13,225
Targa Resources Corp.	1,795	78,226
Tesoro Corp.	320	24,134
		315,971

TOTAL ENERGY		567,571

FINANCIALS - 20.1%
Banks - 5.0%
Associated Banc-Corp.	1,852	36,744
Banc of California, Inc.	2,430	54,238
Bank of the Ozarks, Inc.	417	16,338
BankUnited, Inc.	1,064	34,208
Columbia Banking Systems, Inc.	70	2,313
Commerce Bancshares, Inc.	478	24,225
First Hawaiian, Inc.	725	19,271
First Horizon National Corp.	2,267	34,866
First Republic Bank	536	41,251
Great Western Bancorp, Inc.	1,004	34,377
Hancock Holding Co.	435	14,194
KeyCorp	2,505	31,463
Pinnacle Financial Partners, Inc.	217	12,302
Regions Financial Corp.	3,425	34,147
Signature Bank (a)	306	37,335
Sterling Bancorp	2,415	43,108
SVB Financial Group (a)	326	36,206
United Community Bank, Inc.	3,355	70,388
Western Alliance Bancorp. (a)	655	25,034
Zions Bancorporation	2,380	72,804
		674,812
Capital Markets - 4.2%
E*TRADE Financial Corp. (a)	5,322	140,400
Eaton Vance Corp. (non-vtg.)	747	29,902
Financial Engines, Inc.	1,374	43,927
Invesco Ltd.	2,630	82,030
Janus Capital Group, Inc.	1,927	28,654
Lazard Ltd. Class A	2,562	94,871
LPL Financial	2,130	63,325
Oaktree Capital Group LLC Class A	655	28,800
Raymond James Financial, Inc.	450	26,177
TD Ameritrade Holding Corp.	234	7,690
WisdomTree Investments, Inc.	2,854	29,967
		575,743
Consumer Finance - 0.5%
Navient Corp.	293	4,213
SLM Corp. (a)	9,247	68,567
		72,780
Diversified Financial Services - 1.7%
Bats Global Markets, Inc.	902	22,099
CF Corp. unit	571	5,853
FactSet Research Systems, Inc.	182	32,401
Leucadia National Corp.	2,622	50,211
Morningstar, Inc.	519	43,113
Voya Financial, Inc.	2,465	72,077
		225,754
Insurance - 2.0%
Assurant, Inc.	308	27,581
Assured Guaranty Ltd.	243	6,748
Crawford & Co. Class B	1,160	13,154
Endurance Specialty Holdings Ltd.	910	59,924
FNF Group	726	27,363
FNFV Group (a)	870	11,214
ProAssurance Corp.	906	49,848
Willis Group Holdings PLC	45	5,580
XL Group Ltd.	2,240	76,675
		278,087
Real Estate Investment Trusts - 5.1%
Alexandria Real Estate Equities, Inc.	550	60,550
CBL & Associates Properties, Inc.	2,495	35,604
Cousins Properties, Inc.	8,345	91,962
DuPont Fabros Technology, Inc.	435	18,444
EastGroup Properties, Inc.	653	47,917
Mid-America Apartment Communities, Inc.	580	54,514
National Retail Properties, Inc.	1,201	60,170
National Storage Affiliates Trust	1,190	24,169
Physicians Realty Trust	3,005	64,337
RLJ Lodging Trust	1,907	44,509
Ryman Hospitality Properties, Inc.	475	25,631
SL Green Realty Corp.	700	82,404
Sunstone Hotel Investors, Inc.	2,694	37,420
Tanger Factory Outlet Centers, Inc.	965	39,218
		686,849
Real Estate Management & Development - 1.3%
CBRE Group, Inc. (a)	3,470	103,718
HFF, Inc.	1,176	31,529
Realogy Holdings Corp.	1,363	36,583
		171,830
Thrifts & Mortgage Finance - 0.3%
Washington Federal, Inc.	1,725	45,713

TOTAL FINANCIALS		2,731,568

HEALTH CARE - 12.2%
Biotechnology - 1.4%
Alnylam Pharmaceuticals, Inc. (a)	248	17,323
Atara Biotherapeutics, Inc. (a)	796	15,554
bluebird bio, Inc. (a)	353	17,417
DBV Technologies SA sponsored ADR (a)	433	14,973
Dyax Corp. rights 12/31/19 (a)	741	1,793
Exact Sciences Corp. (a)	1,092	20,169
Juno Therapeutics, Inc. (a)	520	15,382
Myriad Genetics, Inc. (a)	575	11,707
Natera, Inc. (a)	1,056	10,507
Neurocrine Biosciences, Inc. (a)	376	18,221
OvaScience, Inc. (a)	2,723	16,583
Seres Therapeutics, Inc. (a)	501	5,245
Syndax Pharmaceuticals, Inc.	345	4,892
United Therapeutics Corp. (a)	119	14,551
		184,317
Health Care Equipment & Supplies - 3.3%
Abiomed, Inc. (a)	176	20,757
Align Technology, Inc. (a)	152	14,121
Anika Therapeutics, Inc. (a)	76	3,590
ConforMis, Inc. (a)	1,119	8,974
Cryolife, Inc.	673	10,734
DexCom, Inc. (a)	155	14,119
Endologix, Inc. (a)	2,657	32,309
IDEXX Laboratories, Inc. (a)	704	79,327
Insulet Corp. (a)	331	14,011
Nevro Corp. (a)	148	13,976
Novadaq Technologies, Inc. (a)	839	10,286
Novadaq Technologies, Inc. (a)	1,000	12,260
NxStage Medical, Inc. (a)	885	20,231
Quidel Corp. (a)	725	15,783
Steris PLC	600	42,408
The Cooper Companies, Inc.	226	42,018
The Spectranetics Corp. (a)	1,141	28,080
West Pharmaceutical Services, Inc.	832	68,083
		451,067
Health Care Providers & Services - 4.1%
Adeptus Health, Inc. Class A (a)	580	24,685
Amedisys, Inc. (a)	340	16,364
AmSurg Corp. (a)	1,220	79,202
Brookdale Senior Living, Inc. (a)	2,014	34,661
Capital Senior Living Corp. (a)	1,202	20,662
Centene Corp. (a)	1,512	103,254
Diplomat Pharmacy, Inc. (a)	634	19,838
Five Star Quality Care, Inc. (a)	2,859	6,061
HealthSouth Corp.	1,876	76,372
Henry Schein, Inc. (a)	200	32,758
MEDNAX, Inc. (a)	331	21,770
Patterson Companies, Inc.	587	27,002
Premier, Inc. (a)	1,008	31,903
VCA, Inc. (a)	204	14,445
Wellcare Health Plans, Inc. (a)	488	54,998
		563,975
Health Care Technology - 0.5%
athenahealth, Inc. (a)	128	15,671
Medidata Solutions, Inc. (a)	1,014	54,857
		70,528
Life Sciences Tools & Services - 1.4%
Bio-Rad Laboratories, Inc. Class A (a)	212	31,548
Charles River Laboratories International, Inc. (a)	430	35,780
INC Research Holdings, Inc. Class A (a)	1,104	48,168
PerkinElmer, Inc.	935	49,789
VWR Corp. (a)	860	24,003
		189,288
Pharmaceuticals - 1.5%
Akorn, Inc. (a)	626	16,852
Catalent, Inc. (a)	1,797	45,338
Cempra, Inc. (a)	762	16,718
Flamel Technologies SA sponsored ADR (a)	1,658	22,167
GW Pharmaceuticals PLC ADR (a)	360	29,430
Patheon NV	851	23,819
Revance Therapeutics, Inc. (a)	1,058	14,865
Supernus Pharmaceuticals, Inc. (a)	116	2,480
TherapeuticsMD, Inc. (a)	4,020	27,658
		199,327

TOTAL HEALTH CARE		1,658,502

INDUSTRIALS - 16.3%
Aerospace & Defense - 0.4%
HEICO Corp. Class A	860	48,917
TransDigm Group, Inc. (a)	44	12,548
		61,465
Air Freight & Logistics - 0.5%
Atlas Air Worldwide Holdings, Inc. (a)	710	26,369
Forward Air Corp.	990	45,619
		71,988
Airlines - 0.8%
Air Canada (a)	3,789	25,888
Alaska Air Group, Inc.	965	65,166
Spirit Airlines, Inc. (a)	309	12,357
		103,411
Building Products - 0.4%
Owens Corning	340	18,673
Patrick Industries, Inc. (a)	524	33,552
		52,225
Commercial Services & Supplies - 2.8%
Brady Corp. Class A	1,184	39,652
Casella Waste Systems, Inc. Class A (a)	6,745	61,312
Clean Harbors, Inc. (a)	1,405	67,159
G&K Services, Inc. Class A	272	26,474
Herman Miller, Inc.	882	31,814
Interface, Inc.	265	4,685
Ritchie Brothers Auctioneers, Inc.	769	26,784
Steelcase, Inc. Class A	1,010	15,089
Waste Connection, Inc. (United States)	1,435	109,677
		382,646
Construction & Engineering - 0.9%
AECOM (a)	805	24,818
KBR, Inc.	5,840	85,731
Tutor Perini Corp. (a)	450	10,436
		120,985
Electrical Equipment - 1.2%
Generac Holdings, Inc. (a)	821	30,623
General Cable Corp.	2,695	43,470
Hubbell, Inc. Class B	243	26,319
Regal Beloit Corp.	24	1,472
Sensata Technologies Holding BV (a)	1,536	58,491
		160,375
Industrial Conglomerates - 0.7%
ITT, Inc.	2,670	96,601
Machinery - 4.0%
Allison Transmission Holdings, Inc.	1,591	44,134
CLARCOR, Inc.	116	7,595
Crane Co.	510	32,803
Donaldson Co., Inc.	379	14,231
Douglas Dynamics, Inc.	1,036	33,235
Harsco Corp.	3,565	35,472
Kennametal, Inc.	493	13,784
Lincoln Electric Holdings, Inc.	450	28,602
Proto Labs, Inc. (a)	683	37,374
RBC Bearings, Inc. (a)	533	42,155
Snap-On, Inc.	327	50,126
Tennant Co.	737	47,706
Toro Co.	1,037	100,745
Wabtec Corp.	505	38,688
Woodward, Inc.	344	21,576
		548,226
Marine - 0.2%
Kirby Corp. (a)	513	26,727
Professional Services - 1.7%
Advisory Board Co. (a)	442	18,630
CEB, Inc.	965	58,093
Manpower, Inc.	535	38,231
TransUnion Holding Co., Inc. (a)	1,059	34,936
TriNet Group, Inc. (a)	2,320	48,720
TrueBlue, Inc. (a)	1,369	29,913
		228,523
Road & Rail - 1.7%
Avis Budget Group, Inc. (a)	993	35,877
Heartland Express, Inc.	2,673	50,867
Knight Transportation, Inc.	2,360	66,316
Landstar System, Inc.	595	41,192
Roadrunner Transportation Systems, Inc. (a)	1,117	9,316
Saia, Inc. (a)	519	15,793
Werner Enterprises, Inc.	581	13,409
		232,770
Trading Companies & Distributors - 1.0%
Applied Industrial Technologies, Inc.	671	31,886
CAI International, Inc. (a)	645	5,141
HD Supply Holdings, Inc. (a)	710	25,638
MSC Industrial Direct Co., Inc. Class A	452	33,014
Watsco, Inc.	241	35,634
		131,313

TOTAL INDUSTRIALS		2,217,255

INFORMATION TECHNOLOGY - 17.1%
Communications Equipment - 0.9%
Applied Optoelectronics, Inc. (a)	357	6,015
Ciena Corp. (a)	1,887	40,476
Lumentum Holdings, Inc. (a)	862	30,273
Oclaro, Inc. (a)	235	1,852
ShoreTel, Inc. (a)	2,122	17,018
Viavi Solutions, Inc. (a)	3,926	30,544
		126,178
Electronic Equipment & Components - 2.6%
Belden, Inc.	855	63,774
CDW Corp.	630	28,130
Coherent, Inc. (a)	275	28,925
Fabrinet (a)	185	7,182
Fitbit, Inc. (a)	2,450	37,926
FLIR Systems, Inc.	717	22,105
Keysight Technologies, Inc. (a)	607	18,471
Methode Electronics, Inc. Class A	667	24,446
Orbotech Ltd. (a)	2,160	61,733
ScanSource, Inc. (a)	321	10,981
Trimble Navigation Ltd. (a)	1,814	49,704
Universal Display Corp. (a)	108	6,220
		359,597
Internet Software & Services - 3.9%
2U, Inc. (a)	1,461	51,632
Alphabet, Inc. Class C (a)	47	36,051
Apigee Corp. (a)	1,197	18,326
Autobytel, Inc. (a)	699	11,464
Blucora, Inc. (a)	531	5,496
Brightcove, Inc. (a)	404	5,208
Care.com, Inc. (a)	1,714	17,946
ChannelAdvisor Corp. (a)	2,333	29,046
Cimpress NV (a)	220	21,839
CommerceHub, Inc. Series A, (a)	277	4,097
CoStar Group, Inc. (a)	98	20,311
Facebook, Inc. Class A (a)	69	8,702
Five9, Inc. (a)	580	8,694
GoDaddy, Inc. (a)	309	10,005
GrubHub, Inc. (a)	919	37,284
Instructure, Inc. (a)	254	6,078
j2 Global, Inc.	391	26,654
Match Group, Inc. (a)	989	16,012
Mimecast Ltd. (a)	1,319	21,684
New Relic, Inc. (a)	562	20,625
Q2 Holdings, Inc. (a)	1,139	32,256
Shutterstock, Inc. (a)	425	24,642
SPS Commerce, Inc. (a)	248	16,189
Stamps.com, Inc. (a)	507	49,037
Web.com Group, Inc. (a)	141	2,462
Wix.com Ltd. (a)	273	11,417
Xactly Corp. (a)	628	8,748
XO Group, Inc. (a)	735	13,700
		535,605
IT Services - 2.3%
Broadridge Financial Solutions, Inc.	203	14,068
CoreLogic, Inc. (a)	1,939	79,538
Euronet Worldwide, Inc. (a)	661	51,300
Gartner, Inc. Class A (a)	385	35,035
Leidos Holdings, Inc.	1,305	52,866
Lionbridge Technologies, Inc. (a)	620	3,019
Maximus, Inc.	483	28,410
Sabre Corp.	187	5,264
Square, Inc. (a)	898	10,947
Virtusa Corp. (a)	718	18,833
WNS Holdings Ltd. sponsored ADR (a)	483	14,166
		313,446
Semiconductors & Semiconductor Equipment - 2.5%
Cabot Microelectronics Corp.	497	24,711
Cavium, Inc. (a)	637	35,468
Inphi Corp. (a)	541	23,301
Lam Research Corp.	330	30,796
Linear Technology Corp.	897	52,241
Maxim Integrated Products, Inc.	354	14,415
Microsemi Corp. (a)	1,840	73,526
Qorvo, Inc. (a)	280	16,080
Teradyne, Inc.	1,678	35,339
United Microelectronics Corp. sponsored ADR	12,403	23,070
Veeco Instruments, Inc. (a)	217	4,268
		333,215
Software - 4.7%
8x8, Inc. (a)	1,140	15,128
Adobe Systems, Inc. (a)	24	2,455
Aspen Technology, Inc. (a)	394	17,911
Barracuda Networks, Inc. (a)	1,398	32,434
BroadSoft, Inc. (a)	147	6,719
Cadence Design Systems, Inc. (a)	3,110	79,118
Callidus Software, Inc. (a)	1,529	29,540
CommVault Systems, Inc. (a)	769	39,634
Descartes Systems Group, Inc. (a)	936	19,984
Descartes Systems Group, Inc. (a)	148	3,155
Ebix, Inc.	71	4,047
Electronic Arts, Inc. (a)	246	19,983
Fleetmatics Group PLC (a)	929	55,619
Guidewire Software, Inc. (a)	538	33,103
HubSpot, Inc. (a)	86	4,794
Imperva, Inc. (a)	526	23,675
Monotype Imaging Holdings, Inc.	1,547	32,642
NetSuite, Inc. (a)	339	36,917
Nuance Communications, Inc. (a)	1,035	15,090
Qualys, Inc. (a)	107	3,681
Rapid7, Inc. (a)	253	4,546
RealPage, Inc. (a)	650	16,731
RingCentral, Inc. (a)	1,899	41,683
SS&C Technologies Holdings, Inc.	1,881	61,979
Tyler Technologies, Inc. (a)	199	32,626
Zendesk, Inc. (a)	214	6,536
		639,730
Technology Hardware, Storage & Peripherals - 0.2%
CPI Card Group	1,073	5,923
Stratasys Ltd. (a)	839	17,904
		23,827

TOTAL INFORMATION TECHNOLOGY		2,331,598

MATERIALS - 4.3%
Chemicals - 1.5%
Axalta Coating Systems (a)	621	17,773
CF Industries Holdings, Inc.	481	12,506
Ferro Corp. (a)	2,080	27,747
Ingevity Corp. (a)	665	29,513
Methanex Corp.	1,494	43,394
Minerals Technologies, Inc.	88	6,210
Orion Engineered Carbons SA	642	11,550
Quaker Chemical Corp.	93	9,300
The Chemours Co. LLC	580	7,650
The Mosaic Co.	1,337	40,204
		205,847
Containers & Packaging - 2.2%
Aptargroup, Inc.	962	75,017
Berry Plastics Group, Inc. (a)	1,085	49,248
Crown Holdings, Inc. (a)	1,277	69,252
Silgan Holdings, Inc.	946	45,522
WestRock Co.	1,375	65,863
		304,902
Metals & Mining - 0.6%
Alcoa, Inc.	5,215	52,567
Ferroglobe PLC	644	5,313
TimkenSteel Corp.	1,850	18,223
		76,103

TOTAL MATERIALS		586,852

TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 1.0%
Level 3 Communications, Inc. (a)	2,125	105,464
Vonage Holdings Corp. (a)	5,767	33,506
		138,970
UTILITIES - 1.6%
Electric Utilities - 0.4%
Portland General Electric Co.	1,244	52,385
Independent Power and Renewable Electricity Producers - 0.1%
Calpine Corp. (a)	1,391	17,360
Multi-Utilities - 1.1%
Ameren Corp.	245	12,108
Black Hills Corp.	1,235	72,260
DTE Energy Co.	260	24,154
NorthWestern Energy Corp.	761	44,001
		152,523

TOTAL UTILITIES		222,268

TOTAL COMMON STOCKS
(Cost $11,277,735)		12,795,106

Equity Funds - 2.0%
Mid-Cap Blend Funds - 1.0%
Fidelity SAI Small-Mid Cap 500 Index Fund (b)	13,521	138,861
Sector Funds - 1.0%
Fidelity SAI Real Estate Index Fund (b)	10,937	127,414
TOTAL EQUITY FUNDS
(Cost $264,885)		266,275
	Principal Amount

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.31% 10/27/16 (c)
(Cost $9,995)	$10,000	9,996
	Shares

Money Market Funds - 4.0%
State Street Institutional U.S. Government Money Market Fund Premier Class 0.26% (d)
(Cost $545,969)	545,969	545,969
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $12,098,584)		13,617,346
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(13,589)
NET ASSETS - 100%		$13,603,757

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
1 ICE Russell 2000 Index Contracts (United States)	Sept. 2016	123,880	$5,519

The face value of futures purchased as a percentage of Net Assets is 0.9%

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $9,996.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity SAI Real Estate Index Fund	$--	$129,000	$--	$--	$127,414
Fidelity SAI Small-Mid Cap 500 Index Fund	--	206,000	69,500	--	138,861
Total	$--	$335,000	$69,500	$--	$266,275

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,060,642	$2,060,642	$--	$--
Consumer Staples	279,880	279,880	--	--
Energy	567,571	567,571	--	--
Financials	2,731,568	2,731,568	--	--
Health Care	1,658,502	1,656,709	--	1,793
Industrials	2,217,255	2,217,255	--	--
Information Technology	2,331,598	2,331,598	--	--
Materials	586,852	586,852	--	--
Telecommunication Services	138,970	138,970	--	--
Utilities	222,268	222,268	--	--
Equity Funds	266,275	266,275	--	--
Other Short-Term Investments	9,996	--	9,996	--
Money Market Funds	545,969	545,969	--	--
Total Investments in Securities:	$13,617,346	$13,605,557	$9,996	$1,793
Derivative Instruments:
Assets
Futures Contracts	$5,519	$5,519	$--	$--
Total Assets	$5,519	$5,519	$--	$--
Total Derivative Instruments:	$5,519	$5,519	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$5,519	$0
Total Equity Risk	5,519	0
Total Value of Derivatives	$5,519	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $11,833,699)	$13,351,071
Affiliated issuers (cost $264,885)	266,275
Total Investments (cost $12,098,584)		$13,617,346
Cash		2,116
Receivable for investments sold		183,843
Receivable for fund shares sold		3,602
Dividends receivable		9,800
Prepaid expenses		111
Receivable from investment adviser for expense reductions		6,202
Other receivables		386
Total assets		13,823,406
Liabilities
Payable for investments purchased	$139,399
Payable for fund shares redeemed	36,968
Accrued management fee	8,535
Distribution and service plan fees payable	23
Payable for daily variation margin for derivative instruments	710
Audit fee payable	22,901
Other affiliated payables	1,627
Other payables and accrued expenses	9,486
Total liabilities		219,649
Net Assets		$13,603,757
Net Assets consist of:
Paid in capital		$9,958,067
Accumulated net investment loss		(1,601)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		2,123,010
Net unrealized appreciation (depreciation) on investments		1,524,281
Net Assets		$13,603,757
Small-Mid Cap Multi-Manager:
Net Asset Value, offering price and redemption price per share ($11,768,251 ÷ 1,097,064 shares)		$10.73
Class F:
Net Asset Value, offering price and redemption price per share ($1,607,641 ÷ 149,299 shares)		$10.77
Class L:
Net Asset Value, offering price and redemption price per share ($114,328 ÷ 10,668 shares)		$10.72
Class N:
Net Asset Value, offering price and redemption price per share ($113,537 ÷ 10,636 shares)		$10.67

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2016 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$91,208
Interest		476
Total income		91,684
Expenses
Management fee	$58,499
Transfer agent fees	8,134
Distribution and service plan fees	134
Accounting fees and expenses	2,926
Custodian fees and expenses	27,662
Independent trustees' fees and expenses	120
Registration fees	15,950
Audit	38,772
Legal	2,482
Miscellaneous	1,953
Total expenses before reductions	156,632
Expense reductions	(69,582)	87,050
Net investment income (loss)		4,634
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,427,273
Affiliated issuers	(615)
Foreign currency transactions	(407)
Futures contracts	20,992
Total net realized gain (loss)		2,447,243
Change in net unrealized appreciation (depreciation) on: Investment securities	841,390
Futures contracts	71,946
Total change in net unrealized appreciation (depreciation)		913,336
Net gain (loss)		3,360,579
Net increase (decrease) in net assets resulting from operations		$3,365,213

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,634	$(57,868)
Net realized gain (loss)	2,447,243	1,438,937
Change in net unrealized appreciation (depreciation)	913,336	(6,367,599)
Net increase (decrease) in net assets resulting from operations	3,365,213	(4,986,530)
Distributions to shareholders from net realized gain	–	(2,307,894)
Share transactions - net increase (decrease)	(20,043,426)	3,132,287
Redemption fees	22	218
Total increase (decrease) in net assets	(16,678,191)	(4,161,919)
Net Assets
Beginning of period	30,281,948	34,443,867
End of period	$13,603,757	$30,281,948
Other Information
Accumulated net investment loss end of period	$(1,601)	$(6,235)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Small-Mid Cap Multi-Manager Fund

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013	2012 B
Selected Per–Share Data
Net asset value, beginning of period	$9.10	$11.40	$13.46	$12.25	$11.24	$10.00
Income from Investment Operations
Net investment income (loss)C	–D	(.02)	(.04)	(.03)	.04	–D
Net realized and unrealized gain (loss)	1.63	(1.54)	.70	3.24	1.30	1.25
Total from investment operations	1.63	(1.56)	.66	3.21	1.34	1.25
Distributions from net investment income	–	–	–	–	(.04)E	–
Distributions from net realized gain	–	(.74)	(2.72)	(2.00)	(.30)E	(.01)E
Total distributions	–	(.74)	(2.72)	(2.00)	(.33)F	(.01)
Redemption fees added to paid in capitalC	–D	–D	–D	–D	–D	–
Net asset value, end of period	$10.73	$9.10	$11.40	$13.46	$12.25	$11.24
Total ReturnG,H	17.91%	(14.27)%	5.88%	27.21%	12.26%	12.46%
Ratios to Average Net AssetsI
Expenses before reductions	2.08%J	1.41%	1.34%	1.25%	1.16%	1.58%J
Expenses net of fee waivers, if any	1.16%J	1.16%	1.16%	1.16%	1.16%	1.16%J
Expenses net of all reductions	1.16%J	1.16%	1.16%	1.16%	1.16%	1.16%J
Net investment income (loss)	.05%J	(.18)%	(.29)%	(.19)%	.35%	(.19)%J
Supplemental Data
Net assets, end of period (000 omitted)	$11,768	$28,621	$32,904	$57,019	$44,361	$39,375
Portfolio turnover rateK	120%J	89%	85%	117%	66%	11%L

 A For the year ended February 29.

 B For the period December 20, 2011 (commencement of operations) to February 29, 2012.

 C Calculated based on average shares outstanding during the period.

 D Amount represents less than $.005 per share.

 E The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 F Total distributions of $.33 per share is comprised of distributions from net investment income of $.036 and distributions from net realized gain of $.296 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 J Annualized

 K Amount does not include the portfolio activity of any Underlying Funds.

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013 B
Selected Per–Share Data
Net asset value, beginning of period	$9.13	$11.42	$13.47	$12.25	$11.49
Income from Investment Operations
Net investment income (loss)C	.01	(.01)	(.02)	(.01)	.01
Net realized and unrealized gain (loss)	1.63	(1.54)	.69	3.24	.91
Total from investment operations	1.64	(1.55)	.67	3.23	.92
Distributions from net investment income	–	–	–	–	(.04)D
Distributions from net realized gain	–	(.74)	(2.72)	(2.01)	(.12)D
Total distributions	–	(.74)	(2.72)	(2.01)	(.16)
Redemption fees added to paid in capitalC	–	–	–	–	–
Net asset value, end of period	$10.77	$9.13	$11.42	$13.47	$12.25
Total ReturnE,F	17.96%	(14.16)%	5.95%	27.40%	8.11%
Ratios to Average Net AssetsG
Expenses before reductions	2.05%H	1.31%	1.29%	1.24%	1.11%H
Expenses net of fee waivers, if any	1.06%H	1.06%	1.06%	1.06%	1.06%H
Expenses net of all reductions	1.06%H	1.06%	1.06%	1.05%	1.06%H
Net investment income (loss)	.16%H	(.08)%	(.19)%	(.09)%	.38%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,608	$1,468	$1,314	$763	$186
Portfolio turnover rateI	120%H	89%	85%	117%	66%

 A For the year ended February 29.

 B For the period December 18, 2012 (commencement of sale of shares) to February 28, 2013.

 C Calculated based on average shares outstanding during the period.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 H Annualized

 I Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Small-Mid Cap Multi-Manager Fund Class L

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014 B
Selected Per–Share Data
Net asset value, beginning of period	$9.09	$11.39	$13.45	$14.28
Income from Investment Operations
Net investment income (loss)C	–D	(.02)	(.04)	(.01)
Net realized and unrealized gain (loss)	1.63	(1.54)	.70	.93
Total from investment operations	1.63	(1.56)	.66	.92
Distributions from net realized gain	–	(.74)	(2.72)	(1.75)
Total distributions	–	(.74)	(2.72)	(1.75)
Redemption fees added to paid in capitalC,D	–	–	–	–
Net asset value, end of period	$10.72	$9.09	$11.39	$13.45
Total ReturnE,F	17.93%	(14.29)%	5.89%	6.84%
Ratios to Average Net AssetsG
Expenses before reductions	2.14%H	1.40%	1.37%	1.54%H
Expenses net of fee waivers, if any	1.16%H	1.16%	1.16%	1.16%H
Expenses net of all reductions	1.16%H	1.16%	1.16%	1.16%H
Net investment income (loss)	.06%H	(.18)%	(.29)%	(.17)%H
Supplemental Data
Net assets, end of period (000 omitted)	$114	$97	$113	$107
Portfolio turnover rateI	120%H	89%	85%	117%

 A For the year ended February 29.

 B For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

 C Calculated based on average shares outstanding during the period.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 H Annualized

 I Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Small-Mid Cap Multi-Manager Fund Class N

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014 B
Selected Per–Share Data
Net asset value, beginning of period	$9.07	$11.38	$13.44	$14.28
Income from Investment Operations
Net investment income (loss)C	(.01)	(.05)	(.07)	(.02)
Net realized and unrealized gain (loss)	1.61	(1.52)	.70	.92
Total from investment operations	1.60	(1.57)	.63	.90
Distributions from net realized gain	–	(.74)	(2.69)	(1.74)
Total distributions	–	(.74)	(2.69)	(1.74)
Redemption fees added to paid in capitalC,D	–	–	–	–
Net asset value, end of period	$10.67	$9.07	$11.38	$13.44
Total ReturnE,F	17.64%	(14.42)%	5.62%	6.73%
Ratios to Average Net AssetsG
Expenses before reductions	2.39%H	1.65%	1.62%	1.81%H
Expenses net of fee waivers, if any	1.41%H	1.41%	1.41%	1.41%H
Expenses net of all reductions	1.41%H	1.41%	1.41%	1.41%H
Net investment income (loss)	(.20)%H	(.43)%	(.54)%	(.42)%H
Supplemental Data
Net assets, end of period (000 omitted)	$114	$96	$113	$107
Portfolio turnover rateI	120%H	89%	85%	117%

 A For the year ended February 29.

 B For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

 C Calculated based on average shares outstanding during the period.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 H Annualized

 I Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2016

1. Organization.

Strategic Advisers Small-Mid Cap Multi-Manager Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and certain Fidelity brokerage or mutual fund accounts. The Fund offers Small-Mid Cap Multi-Manager, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Underlying Funds and distributions from ETFs, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, net operating losses and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$1,849,827
Gross unrealized depreciation	(478,632)
Net unrealized appreciation (depreciation) on securities	$1,371,195
Tax cost	$12,246,151

The Fund elected to defer to its next fiscal year approximately $87,144 of capital losses recognized during the period November 1, 2015 to February 29, 2016. The Fund elected to defer to its next fiscal year approximately $5,937 of ordinary losses recognized during the period January 1, 2016 to February 29, 2016.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $20,992 and a change in net unrealized appreciation (depreciation) of $71,946 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $8,804,382 and $27,055,714, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.15% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .78% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Advisers. Arrowpoint Asset Management, LLC, J.P. Morgan Investment Management, Inc., Portolan Capital Management, LLC, Systematic Financial Management, L.P. and The Boston Company Asset Management, LLC each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Advisory Research, Inc., AllianceBernstein, L.P. (AB), FIAM LLC (an affiliate of the investment adviser), Fisher Investments, Invesco Advisers, Inc., Kennedy Capital Management, Inc., Neuberger Berman Investment Advisers LLC (NBIA) and Victory Capital Management, Inc. (formerly RS Investment Management Co. LLC) have been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

In September 2016, the Board of Trustees approved the appointment of LSV Asset Management (LSV) as an additional sub-adviser for the Fund. Subsequent to period end, LSV was allocated a portion of the Fund's assets. In addition, subsequent to period end, Systematic Financial Management, L.P. no longer manages a portion of the Fund's assets.

In October, 2016 shareholders approved the appointment of Geode Capital Management, LLC as an additional sub-adviser for the Fund.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$134	$134

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding exchange-traded funds. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Small-Mid Cap Multi-Manager	$8,028.12
Class L	53.10
Class N	53.10
	$8,134

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser or Sub-adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $7 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $27 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser has voluntarily agreed to waive the Fund's management fee in an amount equal to .01% of the Fund's average net assets. During the period, this waiver reduced the fund's management fee by $752.

The investment adviser has also contractually agreed to reimburse Small-Mid Cap Multi-Manager, Class L and Class N to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2018. In addition, the investment adviser has voluntarily agreed to reimburse Class F to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from these reimbursements. The following classes of the Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Small-Mid Cap Multi-Manager	1.16%/1.15%(a)	$60,154
Class F	1.06%/1.05%(a),(b)	7,592
Class L	1.16%/1.15%(a)	522
Class N	1.41%/1.40%(a)	517

 (a) Expense limitation effective June 1, 2016.

 (b) Effective October 1, 2016, the expense limitation was changed to 1.06% for Class F.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $45 for the period.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2016	Year ended February 29, 2016
From net realized gain
Small-Mid Cap Multi-Manager	$–	$2,192,558
Class F	–	100,434
Class L	–	7,482
Class N	–	7,420
Total	$–	$2,307,894

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2016	Year ended February 29, 2016	Six months ended August 31, 2016	Year ended February 29, 2016
Small-Mid Cap Multi-Manager
Shares sold	27,690	68,234	$279,177	$721,553
Reinvestment of distributions	–	215,320	–	2,192,558
Shares redeemed	(2,074,402)	(26,828)	(20,212,510)	(271,699)
Net increase (decrease)	(2,046,712)	256,726	$(19,933,333)	$2,642,412
Class F
Shares sold	22,139	64,042	$224,714	$679,517
Reinvestment of distributions	–	9,889	–	100,434
Shares redeemed	(33,512)	(28,287)	(334,807)	(304,978)
Net increase (decrease)	(11,373)	45,644	$(110,093)	$474,973
Class L
Reinvestment of distributions	–	735	$–	$7,482
Net increase (decrease)	–	735	$–	$7,482
Class N
Reinvestment of distributions	–	731	$–	$7,420
Net increase (decrease)	–	731	$–	$7,420

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 81% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2016 to August 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During Period-B March 1, 2016 to August 31, 2016
Small-Mid Cap Multi-Manager	1.16%
Actual		$1,000.00	$1,179.10	$6.37
Hypothetical-C		$1,000.00	$1,019.36	$5.90
Class F	1.06%
Actual		$1,000.00	$1,179.60	$5.82
Hypothetical-C		$1,000.00	$1,019.86	$5.40
Class L	1.16%
Actual		$1,000.00	$1,179.30	$6.37
Hypothetical-C		$1,000.00	$1,019.36	$5.90
Class N	1.41%
Actual		$1,000.00	$1,176.40	$7.73
Hypothetical-C		$1,000.00	$1,018.10	$7.17

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Small-Mid Cap Multi-Manager Fund

On March 3, 2016, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve an investment advisory agreement (the Sub-Advisory Agreement) with J.P. Morgan Investment Management Inc. (New Sub-Adviser) for the fund.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Sub-Advisory Agreement.

In considering whether to approve the Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers, Inc. (Strategic Advisers) or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board.

Nature, Extent, and Quality of Services Provided.  The Board noted that it is familiar with the nature, extent and quality of services provided by the New Sub-Adviser from its oversight of the New Sub-Adviser on behalf of other funds overseen by the Board and that although the fund will not utilize the same investment personnel, the same support staff, including compliance personnel, as the other funds overseen by the Board, that currently provides services to other Strategic Advisers funds will also provide services to the fund. The Board considered the backgrounds of the investment personnel that will provide services to the fund, and also took into consideration the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up. The Board also considered the structure of the New Sub-Adviser's portfolio manager compensation program with respect to the investment personnel that will provide services to the fund and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board noted that the New Sub-Adviser will utilize a different investment mandate to manage the fund than it currently uses in managing other Strategic Advisers funds and reviewed the general qualifications and capabilities of the investment staff that will provide services to the fund and its use of technology. The Board noted that the New Sub-Adviser's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered the New Sub-Adviser's trading capabilities and resources which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by the New Sub-Adviser under the Sub-Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Investment Performance.  The Board considered that the investment strategy to be utilized by the New Sub-Adviser is new and that the strategy does not have historical investment performance. The Board reviewed the historical performance information of the portfolio managers in managing a similar strategy and discussed with Strategic Advisers the similarities and differences between the two strategies.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  In reviewing the Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, the amount and nature of fees to be paid by Strategic Advisers to the New Sub-Adviser and the projected change in the fund's total operating expenses, if any, as a result of hiring the New Sub-Adviser.

The Board noted that the fund's maximum aggregate annual management fee rate may not exceed 1.15% of the fund's average daily net assets and that the Sub-Advisory Agreement will not result in a change to the maximum aggregate annual management fee payable by the fund, Strategic Advisers' portion of the management fee or Strategic Advisers' voluntary agreement to waive 0.01% of the management fee for the fund. The Board also considered that Strategic Advisers has contractually agreed to reimburse the retail class, Class L and Class N of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) as a percentage of net assets exceed 1.16%, 1.16% and 1.41%, respectively, through April 30, 2016. In addition, the Board noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 1.06% of the class' average net assets and that such arrangement may be terminated by Strategic Advisers at any time. The Board also considered that there are no expected changes to the fund's total net expenses as a result of approving the Sub-Advisory Agreement and that the expense ratio of each class of the fund is expected to maintain the same relationship to the competitive peer group medians reviewed by the Board in connection with the annual renewal of the fund's advisory contracts at the September 2015 meeting.

Based on its review, the Board concluded that the fund's management fee structure and any projected changes to total expenses (if any) bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund or Strategic Advisers portion of the management fee, the Board did not consider the costs of services and profitability to be significant factors in its decision to approve the Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to the New Sub-Adviser, the Board considered management's representation that it does not anticipate that the hiring of the New Sub-Adviser will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers and the fund's sub-advisory agreements. The Board noted that the Sub-Advisory Agreement provides for breakpoints that have the potential to reduce sub-advisory fees paid to the New Sub-Adviser as assets allocated to the New Sub-Adviser grow.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered to the fund and that the Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Investment Advisory Contract and Management Fees

Strategic Advisers Small-Mid Cap Multi-Manager Fund

On June 7, 2016, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve an investment advisory agreement (the Sub-Advisory Agreement) with Victory Capital Management, Inc. (Victory Capital) for the fund, which would take effect upon the consummation of a transaction pursuant to which Victory Capital will acquire RS Investment Management, Inc. (RS), a sub-adviser to the fund (Transaction).

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Sub-Advisory Agreement.

In considering whether to approve the Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers, Inc. (Strategic Advisers) or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board.

Nature, Extent, and Quality of Services Provided.  The Board considered that the Transaction will not result in any changes to the investment personnel that currently provide services to the fund and that, after the Transaction closes, the same investment advisory personnel will continue to provide services to the fund as employees of Victory Capital. The Board noted that it reviewed information regarding the backgrounds of RS' investment personnel, and also took into consideration the fund's investment objective, strategies and related investment philosophy, in connection with the annual renewal of the current sub-advisory agreement with RS (Current Sub-Advisory Agreement) at its September 2015 Board meeting. The Board also considered RS' and Victory Capital's representation that the Transaction will not result in any changes to the nature, extent and quality of services provided to the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the portfolio manager compensation structure for Victory Capital's investment staff and whether this structure provides appropriate incentives to act in the best interests of the fund, the investment staff's use of technology, and Victory Capital's approach to managing investment personnel, including Victory Capital's investment franchises. The Board noted that Victory Capital and RS have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered Victory Capital's trading capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory services to be provided by Victory Capital under the Sub-Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Investment Performance.  The Board did not consider performance to be a material factor in its decision to approve the Sub-Advisory Agreement because the Sub-Advisory Agreement would not result in any changes to the fund's investment processes or strategies or in the persons primarily responsible for the day-to-day management of the fund. The Board noted that it reviewed the historical investment performance of RS, on behalf of the fund, in connection with the renewal of the Current Sub-Advisory Agreement at its September 2015 meeting.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  The Board considered that the Sub-Advisory Agreement would not result in any changes to the amount and nature of fees that are currently paid by Strategic Advisers to RS under the Current Sub-Advisory Agreement and that will be paid to Victory Capital under the Sub-Advisory Agreement, pursuant to the identical fee schedule. The Board also considered that the Sub-Advisory Agreement will not have any impact on Strategic Advisers' portion of the fund's management fee, the fund's maximum aggregate annual management fee rate, Strategic Advisers' expense reimbursement arrangements for each class of the fund, or total fund expenses.

Based on its review, the Board concluded that the fund's management fee structure and total expenses continue to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund or Strategic Advisers portion of the management fee, the Board did not consider the costs of services and the profitability of the relationship with the fund to Strategic Advisers to be significant factors in its decision to approve the Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to Victory Capital, the Board considered management's representation that it does not anticipate that the hiring of Victory Capital will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers and the fund's sub-advisory agreements. The Board noted that the Sub-Advisory Agreement will continue to provide for identical breakpoints that have the potential to reduce sub-advisory fees paid to Victory Capital as assets allocated to Victory Capital grow.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Investment Advisory Contract and Management Fees

Strategic Advisers Small-Mid Cap Multi-Manager Fund

On June 7, 2016, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve a new investment advisory agreement (the Sub-Advisory Agreement) with Geode Capital Management, LLC (Geode) for the fund, subject to shareholder approval.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Sub-Advisory Agreement.

In considering whether to approve the Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers, Inc. (Strategic Advisers) or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.  The Board considered the backgrounds of the investment personnel that will provide services to the fund, and also took into consideration the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up. The Board also considered the structure of Geode's portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Geode's investment staff, its use of technology, and Geode's approach to managing and compensating investment personnel. The Board noted that Geode's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered Geode's trading capabilities and resources which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by Geode under the Sub-Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Investment Performance.  The Board also considered the historical investment performance of Geode and the portfolio managers in managing accounts under a similar investment mandate.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  In reviewing the Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, and the amount and nature of fees to be paid by Strategic Advisers to Geode under the Sub-Advisory Agreement. Because Strategic Advisers will not allocate assets to Geode at this time, the Board considered the hypothetical impact on the fund's management fee rate and total expenses if Strategic Advisers allocates assets to Geode in the future.

The Board noted that the fund's contractual maximum aggregate annual management fee rate may not exceed 1.15% of the fund's average daily net assets and that the Sub-Advisory Agreement will not result in a change to the contractual maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board also considered that Strategic Advisers has contractually agreed to reimburse the retail class, Class L and Class N of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) as a percentage of net assets exceed 1.15%, 1.15% and 1.40%, respectively, through April 30, 2018. In addition, the Board noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 1.05% of the class' average net assets and that such arrangement may be terminated by Strategic Advisers at any time. The Board also considered that after approval of the Sub-Advisory Agreement, the fund's management fee rate and the expense ratio of each class of the fund are expected to maintain the same relationships to the competitive peer group median data provided in the June 2016 management contract renewal materials, after taking into account lower expense reimbursement arrangements agreed to by Strategic Advisers with respect to the fund, as reflected above.

Based on its review, the Board concluded that the fund's management fee structure continues to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the contractual maximum management fees payable by the fund or Strategic Advisers portion of the management fee, the Board did not consider the costs of services and profitability of the relationship with the fund to Strategic Advisers to be significant factors in its decision to approve the Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to the Sub-Advisory Agreement, the Board considered management's representation that it does not anticipate that the hiring of Geode will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers and the fund's sub-advisory agreements. The Board noted that the Sub-Advisory Agreement provides for breakpoints that have the potential to reduce sub-advisory fees paid to Geode as assets allocated to Geode grow.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered to the fund and that the Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

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Strategic Advisers® Small-Mid Cap Fund Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public Semi-Annual Report August 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of August 31, 2016

(excluding cash equivalents)

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Small Cap Value Fund	5.2	2.5
Goldman Sachs Small Cap Value Fund Institutional Class	4.2	4.0
Vulcan Value Partners Small Cap Fund	3.4	3.3
Fidelity SAI Small-Mid Cap 500 Index Fund	2.7	3.1
Fidelity SAI Real Estate Index Fund	1.5	0.0
E*TRADE Financial Corp.	0.6	0.5
Euronet Worldwide, Inc.	0.5	0.4
Voya Financial, Inc.	0.5	0.5
Lazard Ltd. Class A	0.4	0.3
Pinnacle Foods, Inc.	0.4	0.4
	19.4

Top Five Market Sectors as of August 31, 2016

(stocks only)

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	17.1	15.6
Financials	15.3	12.9
Industrials	13.1	10.5
Consumer Discretionary	12.5	11.4
Health Care	11.3	9.6

Asset Allocation (% of fund's net assets)

As of August 31, 2016
Common Stocks	79.6%
Mid-Cap Blend Funds	2.7%
Small Blend Funds	7.6%
Small Value Funds	5.2%
Sector Funds	1.5%
Short-Term Investments and Net Other Assets (Liabilities)	3.4%

As of February 29, 2016
Common Stocks	68.3%
Mid-Cap Blend Funds	6.7%
Mid-Cap Growth Funds	3.2%
Small Blend Funds	13.7%
Small Growth Funds	1.2%
Small Value Funds	2.5%
Sector Funds	0.7%
Short-Term Investments and Net Other Assets (Liabilities)	3.7%

Asset allocations of funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 79.6%
	Shares	Value
CONSUMER DISCRETIONARY - 12.5%
Auto Components - 0.5%
BorgWarner, Inc.	96,838	$3,330,259
Cooper-Standard Holding, Inc. (a)	54,982	5,445,967
Dana Holding Corp.	305,716	4,408,425
The Goodyear Tire & Rubber Co.	345,219	10,132,178
Visteon Corp.	110,990	7,846,993
		31,163,822
Automobiles - 0.1%
Harley-Davidson, Inc.	169,765	8,946,616
Distributors - 0.6%
Genuine Parts Co.	69,864	7,183,416
LKQ Corp. (a)	329,300	11,884,437
Pool Corp.	218,133	22,003,076
		41,070,929
Diversified Consumer Services - 0.9%
Bright Horizons Family Solutions, Inc. (a)	64,175	4,374,168
Grand Canyon Education, Inc. (a)	296,240	12,302,847
H&R Block, Inc.	322,917	6,994,382
Houghton Mifflin Harcourt Co. (a)	763,073	12,171,014
LifeLock, Inc. (a)	447,054	7,438,979
ServiceMaster Global Holdings, Inc. (a)	540,355	20,160,645
		63,442,035
Hotels, Restaurants & Leisure - 2.6%
BJ's Restaurants, Inc. (a)	106,770	4,240,904
Brinker International, Inc.	213,972	11,492,436
Buffalo Wild Wings, Inc. (a)	17,623	2,858,451
Carrols Restaurant Group, Inc. (a)	123,407	1,661,058
Dave & Buster's Entertainment, Inc. (a)	179,544	8,339,819
Dunkin' Brands Group, Inc.	309,796	15,164,514
El Pollo Loco Holdings, Inc. (a)	56,786	773,425
Fiesta Restaurant Group, Inc. (a)	183,873	4,644,632
Hyatt Hotels Corp. Class A (a)	101,073	5,405,384
Jack in the Box, Inc.	219,310	21,812,573
Kona Grill, Inc. (a)	89,696	1,192,060
Marriott Vacations Worldwide Corp.	55,339	4,266,637
MGM Mirage, Inc. (a)	518,187	12,379,487
Norwegian Cruise Line Holdings Ltd. (a)	13,804	495,426
Panera Bread Co. Class A (a)	42,051	9,131,375
Papa John's International, Inc.	92,297	6,906,585
Penn National Gaming, Inc. (a)	313,678	4,447,954
Pinnacle Entertainment, Inc.	347,122	4,179,349
Popeyes Louisiana Kitchen, Inc. (a)	68,461	3,733,178
Six Flags Entertainment Corp.	94,130	4,590,720
Starwood Hotels & Resorts Worldwide, Inc.	23,662	1,832,859
Texas Roadhouse, Inc. Class A	215,398	9,535,669
The Cheesecake Factory, Inc.	99,092	5,094,320
U.S. Foods Holding Corp.	79,065	1,917,326
Vail Resorts, Inc.	114,728	18,176,357
Wendy's Co.	362,480	3,693,671
Wyndham Worldwide Corp.	43,247	3,061,455
Zoe's Kitchen, Inc. (a)	104,273	2,839,354
		173,866,978
Household Durables - 0.9%
CalAtlantic Group, Inc.	119,873	4,374,166
D.R. Horton, Inc.	264,512	8,480,255
Ethan Allen Interiors, Inc.	82,300	2,753,758
Helen of Troy Ltd. (a)	31,738	2,867,211
iRobot Corp. (a)	197,152	7,858,479
KB Home	620,270	9,738,239
Newell Brands, Inc.	190,730	10,123,948
Tempur Sealy International, Inc. (a)	47,050	3,689,661
Toll Brothers, Inc. (a)	197,980	6,155,198
TopBuild Corp. (a)	115,255	3,932,501
		59,973,416
Internet & Catalog Retail - 0.2%
1-800-FLOWERS.com, Inc. Class A (a)	132,601	1,225,233
Expedia, Inc.	39,511	4,311,440
Groupon, Inc. Class A (a)	658,370	3,509,112
Shutterfly, Inc. (a)	87,688	4,403,691
Wayfair LLC Class A (a)	70,454	2,713,184
		16,162,660
Leisure Products - 0.7%
Brunswick Corp.	412,454	18,968,759
Hasbro, Inc.	68,171	5,572,298
Polaris Industries, Inc.	219,029	18,976,673
		43,517,730
Media - 1.6%
AMC Networks, Inc. Class A (a)	58,511	3,179,488
Cinemark Holdings, Inc.	173,501	6,705,814
Discovery Communications, Inc. Class A (a)	286,600	7,311,166
E.W. Scripps Co. Class A (a)	537,802	9,137,256
Gray Television, Inc. (a)	430,690	4,836,649
IMAX Corp. (a)	372,135	11,346,396
Media General, Inc. (a)	75,476	1,333,661
National CineMedia, Inc.	795,491	11,892,590
News Corp. Class A	318,126	4,472,852
Nexstar Broadcasting Group, Inc. Class A	128,178	6,757,544
Omnicom Group, Inc.	30,400	2,618,352
Scholastic Corp.	82,810	3,333,931
Sinclair Broadcast Group, Inc. Class A	405,695	11,554,194
Tegna, Inc.	568,745	11,522,774
Tribune Media Co. Class A	319,074	12,150,338
		108,153,005
Multiline Retail - 0.3%
B&M European Value Retail S.A.	351,997	1,272,967
JC Penney Corp., Inc. (a)	1,071,705	10,106,178
Nordstrom, Inc.	108,488	5,474,304
		16,853,449
Specialty Retail - 2.8%
Aarons, Inc. Class A	107,645	2,622,232
Advance Auto Parts, Inc.	21,119	3,323,708
Cabela's, Inc. Class A (a)	34,787	1,704,215
Chico's FAS, Inc.	532,865	6,756,728
CST Brands, Inc.	458,342	21,913,331
Destination XL Group, Inc. (a)	573,868	2,657,009
Dick's Sporting Goods, Inc.	91,868	5,383,465
DSW, Inc. Class A	353,652	8,469,965
Express, Inc. (a)	144,000	1,703,520
Five Below, Inc. (a)	303,741	13,534,699
GNC Holdings, Inc.	94,400	1,985,232
Hibbett Sports, Inc. (a)	211,769	8,125,577
Lithia Motors, Inc. Class A (sub. vtg.)	314,188	26,005,341
Monro Muffler Brake, Inc.	55,874	3,151,852
New York & Co., Inc. (a)	138,600	311,850
Office Depot, Inc.	3,033,644	11,163,810
Outerwall, Inc.	99,156	5,152,146
Restoration Hardware Holdings, Inc. (a)	87,451	2,949,722
Ross Stores, Inc.	41,141	2,560,616
Sally Beauty Holdings, Inc. (a)	830,023	22,593,226
Select Comfort Corp. (a)	227,275	5,965,969
Staples, Inc.	961,413	8,229,695
Tile Shop Holdings, Inc. (a)	194,292	3,021,241
Tractor Supply Co.	37,554	3,152,658
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	24,503	6,057,387
Urban Outfitters, Inc. (a)	12,260	439,521
Williams-Sonoma, Inc.	116,098	6,111,399
		185,046,114
Textiles, Apparel & Luxury Goods - 1.3%
Carter's, Inc.	228,386	21,762,902
Crocs, Inc. (a)	751,054	6,489,107
Deckers Outdoor Corp. (a)	34,400	2,248,040
G-III Apparel Group Ltd. (a)	271,800	8,580,726
lululemon athletica, Inc. (a)	34,798	2,662,395
PVH Corp.	226,520	24,409,795
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	223,058	5,422,540
Steven Madden Ltd. (a)	154,152	5,409,194
Wolverine World Wide, Inc.	412,681	9,867,203
		86,851,902

TOTAL CONSUMER DISCRETIONARY		835,048,656

CONSUMER STAPLES - 1.9%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (a)	30,416	5,555,482
Food & Staples Retailing - 0.5%
AdvancePierre Foods Holdings, Inc.	84,261	2,132,646
Casey's General Stores, Inc.	67,515	8,865,395
Manitowoc Foodservice, Inc. (a)	82,500	1,330,725
Performance Food Group Co.	210,162	5,401,163
Sprouts Farmers Market LLC (a)	132,601	2,987,501
United Natural Foods, Inc. (a)	111,047	5,063,743
Whole Foods Market, Inc.	219,300	6,662,334
		32,443,507
Food Products - 0.9%
B&G Foods, Inc. Class A	137,867	6,545,925
Blue Buffalo Pet Products, Inc. (a)	38,711	997,970
Ingredion, Inc.	42,316	5,795,599
Lancaster Colony Corp.	62,444	8,400,591
Nomad Foods Ltd. (a)	343,342	4,013,668
Pinnacle Foods, Inc.	562,220	28,476,443
Post Holdings, Inc. (a)	48,880	4,144,046
Snyders-Lance, Inc.	98,029	3,464,345
		61,838,587
Household Products - 0.4%
Energizer Holdings, Inc.	30,115	1,488,283
Spectrum Brands Holdings, Inc.	186,216	24,990,187
		26,478,470
Personal Products - 0.0%
Edgewell Personal Care Co. (a)	34,519	2,761,865

TOTAL CONSUMER STAPLES		129,077,911

ENERGY - 2.9%
Energy Equipment & Services - 1.0%
Dril-Quip, Inc. (a)	149,246	8,293,600
Helmerich & Payne, Inc.	27,408	1,657,088
ION Geophysical Corp. (a)	25,666	149,889
McDermott International, Inc. (a)	177,200	926,756
Nabors Industries Ltd.	757,352	7,528,079
Oceaneering International, Inc.	176,033	4,668,395
Patterson-UTI Energy, Inc.	853,629	16,637,229
Precision Drilling Corp.	1,853,197	7,616,846
RigNet, Inc. (a)	364,050	4,594,311
Superior Energy Services, Inc.	714,830	12,030,589
TETRA Technologies, Inc. (a)	346,700	2,097,535
		66,200,317
Oil, Gas & Consumable Fuels - 1.9%
Abraxas Petroleum Corp. (a)	2,449,654	3,429,516
Canacol Energy Ltd. (a)	674,039	2,138,175
Carrizo Oil & Gas, Inc. (a)	341,000	13,056,890
Cheniere Energy Partners LP Holdings LLC	203,927	4,117,286
Cheniere Energy, Inc. (a)	150,584	6,460,054
Cimarex Energy Co.	86,262	11,402,111
Concho Resources, Inc. (a)	15,374	1,986,321
Diamondback Energy, Inc.	29,455	2,805,589
Energen Corp.	324,098	18,635,635
Laredo Petroleum, Inc. (a)	452,054	5,551,223
Memorial Resource Development Corp. (a)	710,576	10,232,294
Navios Maritime Acquisition Corp.	408,613	592,489
Newfield Exploration Co. (a)	80,329	3,483,065
Oasis Petroleum, Inc. (a)	271,470	2,573,536
Parsley Energy, Inc. Class A (a)	208,747	7,066,086
PDC Energy, Inc. (a)	30,590	2,031,176
Pioneer Natural Resources Co.	43,640	7,813,742
Targa Resources Corp.	349,025	15,210,510
Tesoro Corp.	62,270	4,696,403
Valero Energy Corp.	60,300	3,337,605
		126,619,706

TOTAL ENERGY		192,820,023

FINANCIALS - 15.3%
Banks - 4.3%
Associated Banc-Corp.	327,338	6,494,386
Banc of California, Inc.	472,495	10,546,088
Bank of the Ozarks, Inc.	75,973	2,976,622
BankUnited, Inc.	846,662	27,220,183
Cathay General Bancorp	169,464	5,324,559
Columbia Banking Systems, Inc.	24,239	800,857
Comerica, Inc.	58,500	2,766,465
Commerce Bancshares, Inc.	84,318	4,273,236
Cullen/Frost Bankers, Inc.	159,443	11,623,395
East West Bancorp, Inc.	340,949	12,662,846
First Hawaiian, Inc.	120,450	3,201,561
First Horizon National Corp.	398,759	6,132,913
First Republic Bank	291,835	22,459,622
Great Western Bancorp, Inc.	321,108	10,994,738
Hancock Holding Co.	291,718	9,518,758
Home Bancshares, Inc.	221,131	5,174,465
Huntington Bancshares, Inc.	417,500	4,179,175
Investors Bancorp, Inc.	607,377	7,440,368
KeyCorp	486,780	6,113,957
MB Financial, Inc.	143,167	5,609,283
Opus Bank	47,063	1,643,440
PacWest Bancorp	182,191	7,890,692
Pinnacle Financial Partners, Inc.	75,352	4,271,705
PrivateBancorp, Inc.	46,566	2,139,708
Regions Financial Corp.	1,255,821	12,520,535
Signature Bank (a)	77,001	9,394,892
Sterling Bancorp	469,735	8,384,770
SVB Financial Group (a)	252,328	28,023,548
TCF Financial Corp.	223,400	3,272,810
Texas Capital Bancshares, Inc. (a)	101,002	5,304,625
Umpqua Holdings Corp.	189,500	3,111,590
United Community Bank, Inc.	652,355	13,686,408
Western Alliance Bancorp. (a)	174,196	6,657,771
Zions Bancorporation	462,765	14,155,981
		285,971,952
Capital Markets - 2.8%
Affiliated Managers Group, Inc. (a)	45,416	6,451,343
Ares Capital Corp.	233,562	3,774,362
E*TRADE Financial Corp. (a)	1,502,123	39,626,005
Eaton Vance Corp. (non-vtg.)	133,810	5,356,414
Financial Engines, Inc.	243,548	7,786,230
Invesco Ltd.	511,380	15,949,942
Janus Capital Group, Inc.	642,311	9,551,165
Lazard Ltd. Class A	776,799	28,764,867
LPL Financial	377,331	11,218,051
Oaktree Capital Group LLC Class A	242,087	10,644,565
Raymond James Financial, Inc.	313,035	18,209,246
SEI Investments Co.	58,878	2,714,276
Stifel Financial Corp. (a)	242,229	9,531,711
T. Rowe Price Group, Inc.	102,357	7,117,906
TD Ameritrade Holding Corp.	86,579	2,845,419
Waddell & Reed Financial, Inc. Class A	60,178	1,119,311
WisdomTree Investments, Inc.	1,021,963	10,730,612
		191,391,425
Consumer Finance - 0.4%
Discover Financial Services	124,980	7,498,800
Navient Corp.	64,623	929,279
SLM Corp. (a)	2,722,846	20,189,903
		28,617,982
Diversified Financial Services - 1.1%
Bats Global Markets, Inc.	159,366	3,904,467
CF Corp. unit	125,982	1,291,316
FactSet Research Systems, Inc.	32,541	5,793,274
Leucadia National Corp.	969,757	18,570,847
MarketAxess Holdings, Inc.	50,677	8,541,102
Morningstar, Inc.	91,379	7,590,854
Voya Financial, Inc.	1,071,517	31,331,157
		77,023,017
Insurance - 2.1%
Allied World Assurance Co. Holdings AG	291,970	11,842,303
American Equity Investment Life Holding Co.	392,838	6,921,806
American Financial Group, Inc.	61,544	4,625,032
AmTrust Financial Services, Inc.	288,596	7,644,908
Assurant, Inc.	103,198	9,241,381
Assured Guaranty Ltd.	53,678	1,490,638
Cincinnati Financial Corp.	111,525	8,599,693
Crawford & Co. Class B	225,847	2,561,105
Endurance Specialty Holdings Ltd.	176,940	11,651,499
FNF Group	554,087	20,883,539
FNFV Group (a)	325,813	4,199,730
ProAssurance Corp.	158,662	8,729,583
Reinsurance Group of America, Inc.	53,508	5,742,479
RLI Corp.	71,819	5,097,713
Torchmark Corp.	90,314	5,841,510
Unum Group	103,107	3,671,640
Validus Holdings Ltd.	95,927	4,872,132
Willis Group Holdings PLC	9,929	1,231,295
XL Group Ltd.	435,770	14,916,407
		139,764,393
Real Estate Investment Trusts - 3.4%
Alexandria Real Estate Equities, Inc.	106,945	11,773,575
Ashford Hospitality Trust, Inc.	125,787	876,735
CBL & Associates Properties, Inc.	839,981	11,986,529
Chambers Street Properties	279,033	2,701,039
Communications Sales & Leasing, Inc.	85,400	2,664,480
Corporate Office Properties Trust (SBI)	181,682	5,181,571
Cousins Properties, Inc.	1,622,525	17,880,226
CubeSmart	265,450	7,307,839
Duke Realty LP	164,796	4,634,064
DuPont Fabros Technology, Inc.	84,795	3,595,308
EastGroup Properties, Inc.	117,327	8,609,455
Education Realty Trust, Inc.	67,290	3,048,910
Essex Property Trust, Inc.	13,545	3,076,070
Extra Space Storage, Inc.	162,720	13,107,096
Kite Realty Group Trust	140,280	4,051,286
Liberty Property Trust (SBI)	47,900	1,974,917
Medical Properties Trust, Inc.	460,512	7,032,018
Mid-America Apartment Communities, Inc.	158,015	14,851,830
National Retail Properties, Inc.	337,943	16,930,944
National Storage Affiliates Trust	210,896	4,283,298
Physicians Realty Trust	678,771	14,532,487
Prologis, Inc.	63,239	3,358,623
RLJ Lodging Trust	338,091	7,891,044
Ryman Hospitality Properties, Inc.	183,240	9,887,630
SL Green Realty Corp.	136,555	16,075,255
Stag Industrial, Inc.	177,206	4,400,025
Sunstone Hotel Investors, Inc.	523,430	7,270,443
Tanger Factory Outlet Centers, Inc.	187,280	7,611,059
Taubman Centers, Inc.	52,694	4,092,743
Weyerhaeuser Co.	183,742	5,852,183
		226,538,682
Real Estate Management & Development - 1.0%
Alexander & Baldwin, Inc.	400,286	16,063,477
CBRE Group, Inc. (a)	674,715	20,167,231
HFF, Inc.	209,363	5,613,022
Jones Lang LaSalle, Inc.	43,945	5,130,579
Kennedy-Wilson Holdings, Inc.	546,582	12,057,599
Realogy Holdings Corp.	237,674	6,379,170
		65,411,078
Thrifts & Mortgage Finance - 0.2%
BofI Holding, Inc. (a)	145,953	3,137,990
Lendingtree, Inc. (a)	23,366	2,266,502
Washington Federal, Inc.	335,410	8,888,365
		14,292,857

TOTAL FINANCIALS		1,029,011,386

HEALTH CARE - 11.3%
Biotechnology - 1.2%
ACADIA Pharmaceuticals, Inc. (a)	86,231	2,770,602
Alder Biopharmaceuticals, Inc. (a)	38,733	1,277,027
Alnylam Pharmaceuticals, Inc. (a)	43,912	3,067,253
Atara Biotherapeutics, Inc. (a)	141,045	2,756,019
bluebird bio, Inc. (a)	62,617	3,089,523
Cepheid, Inc. (a)	103,880	3,565,162
DBV Technologies SA sponsored ADR (a)	103,256	3,570,592
Dyax Corp. rights 12/31/19(a)	105,841	256,135
Exact Sciences Corp. (a)	192,766	3,560,388
Exelixis, Inc. (a)	587,820	6,554,193
Halozyme Therapeutics, Inc. (a)	194,956	1,910,569
Juno Therapeutics, Inc. (a)	92,269	2,729,317
Ligand Pharmaceuticals, Inc. Class B (a)	62,182	6,424,022
Momenta Pharmaceuticals, Inc. (a)	323,554	3,889,119
Myriad Genetics, Inc. (a)	186,333	3,793,740
Natera, Inc. (a)	232,966	2,318,012
Neurocrine Biosciences, Inc. (a)	198,169	9,603,270
OvaScience, Inc. (a)	530,096	3,228,285
Prothena Corp. PLC (a)	23,350	1,167,033
Repligen Corp. (a)	139,379	4,319,355
Sage Therapeutics, Inc. (a)	26,516	985,600
Seres Therapeutics, Inc. (a)	110,426	1,156,160
Syndax Pharmaceuticals, Inc. (b)	26,642	377,784
Syndax Pharmaceuticals, Inc.	34,555	489,990
TESARO, Inc. (a)	23,418	1,983,270
Ultragenyx Pharmaceutical, Inc. (a)	22,170	1,461,446
United Therapeutics Corp. (a)	26,239	3,208,505
		79,512,371
Health Care Equipment & Supplies - 3.4%
Abiomed, Inc. (a)	33,629	3,966,204
Accuray, Inc. (a)	447,140	2,383,256
Alere, Inc. (a)	129,497	5,067,218
Align Technology, Inc. (a)	208,975	19,413,778
Analogic Corp.	135,589	12,067,421
Anika Therapeutics, Inc. (a)	16,768	792,120
Cantel Medical Corp.	71,149	5,379,576
ConforMis, Inc. (a)	246,745	1,978,895
CONMED Corp.	49,200	2,007,360
Cryolife, Inc.	148,520	2,368,894
Dentsply Sirona, Inc.	48,699	2,993,041
DexCom, Inc. (a)	195,054	17,767,469
Endologix, Inc. (a)	469,961	5,714,726
Globus Medical, Inc. (a)	135,970	3,158,583
Haemonetics Corp. (a)	31,200	1,159,392
Hill-Rom Holdings, Inc.	111,931	6,638,628
Hologic, Inc. (a)	146,180	5,616,236
ICU Medical, Inc. (a)	6,281	783,680
IDEXX Laboratories, Inc. (a)	124,408	14,018,293
Insulet Corp. (a)	58,408	2,472,411
Integra LifeSciences Holdings Corp. (a)	61,060	5,276,805
Nevro Corp. (a)	70,089	6,618,504
Novadaq Technologies, Inc. (a)	143,419	1,758,317
Novadaq Technologies, Inc. (a)	181,242	2,222,026
NuVasive, Inc. (a)	101,059	6,616,333
NxStage Medical, Inc. (a)	465,682	10,645,491
Penumbra, Inc. (a)	28,975	2,044,476
Quidel Corp. (a)	130,807	2,847,668
Steris PLC	249,273	17,618,616
The Cooper Companies, Inc.	90,894	16,899,012
The Spectranetics Corp. (a)	201,356	4,955,371
West Pharmaceutical Services, Inc.	259,276	21,216,555
Zimmer Biomet Holdings, Inc.	81,876	10,611,948
		225,078,303
Health Care Providers & Services - 3.2%
Acadia Healthcare Co., Inc. (a)	62,952	3,222,513
Adeptus Health, Inc. Class A (a)	293,081	12,473,527
Air Methods Corp. (a)	99,284	3,492,811
Amedisys, Inc. (a)	66,108	3,181,778
AMN Healthcare Services, Inc. (a)	157,980	5,723,615
AmSurg Corp. (a)	314,975	20,448,177
Brookdale Senior Living, Inc. (a)	1,008,481	17,355,958
Capital Senior Living Corp. (a)	265,236	4,559,407
Centene Corp. (a)	362,661	24,766,120
Chemed Corp.	33,744	4,553,078
Diplomat Pharmacy, Inc. (a)	175,973	5,506,195
Five Star Quality Care, Inc. (a)	630,832	1,337,364
HealthEquity, Inc. (a)	230,073	7,491,177
HealthSouth Corp.	696,332	28,347,676
Henry Schein, Inc. (a)	95,504	15,642,600
LifePoint Hospitals, Inc. (a)	56,153	3,178,260
Magellan Health Services, Inc. (a)	56,458	3,224,881
MEDNAX, Inc. (a)	58,336	3,836,759
Molina Healthcare, Inc. (a)	19,400	1,043,914
Patterson Companies, Inc.	103,625	4,766,750
Premier, Inc. (a)	570,679	18,061,990
Select Medical Holdings Corp. (a)	360,973	4,288,359
VCA, Inc. (a)	142,707	10,105,083
Wellcare Health Plans, Inc. (a)	86,800	9,782,360
		216,390,352
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (a)	286,700	3,701,297
athenahealth, Inc. (a)	23,510	2,878,329
HMS Holdings Corp. (a)	216,662	4,725,398
Medidata Solutions, Inc. (a)	182,606	9,878,985
Press Ganey Holdings, Inc. (a)	18,850	759,467
		21,943,476
Life Sciences Tools & Services - 1.8%
Bio-Rad Laboratories, Inc. Class A (a)	46,786	6,962,225
Bio-Techne Corp.	56,036	5,903,393
Cambrex Corp. (a)	11,910	510,105
Charles River Laboratories International, Inc. (a)	296,969	24,710,790
Fluidigm Corp. (a)	138,600	1,262,646
ICON PLC (a)	162,669	12,491,353
INC Research Holdings, Inc. Class A (a)	201,009	8,770,023
Luminex Corp. (a)	86,200	1,816,234
PAREXEL International Corp. (a)	248,293	16,891,373
PerkinElmer, Inc.	489,628	26,072,691
VWR Corp. (a)	364,265	10,166,636
Waters Corp. (a)	32,654	5,136,801
		120,694,270
Pharmaceuticals - 1.4%
Akorn, Inc. (a)	330,679	8,901,879
Catalent, Inc. (a)	514,975	12,992,819
Cempra, Inc. (a)	168,002	3,685,964
DepoMed, Inc. (a)	223,898	4,542,890
Flamel Technologies SA sponsored ADR (a)	365,872	4,891,709
GW Pharmaceuticals PLC ADR (a)	131,213	10,726,663
Horizon Pharma PLC (a)	148,621	2,794,075
Impax Laboratories, Inc. (a)	81,966	1,982,758
Jazz Pharmaceuticals PLC (a)	40,036	4,957,658
Nektar Therapeutics (a)	391,046	6,980,171
Patheon NV	145,622	4,075,960
Perrigo Co. PLC	68,154	6,201,332
Prestige Brands Holdings, Inc. (a)	94,387	4,542,846
Revance Therapeutics, Inc. (a)	187,530	2,634,797
Supernus Pharmaceuticals, Inc. (a)	25,625	547,863
The Medicines Company (a)	30,540	1,196,252
TherapeuticsMD, Inc. (a)	1,486,592	10,227,753
		91,883,389

TOTAL HEALTH CARE		755,502,161

INDUSTRIALS - 13.1%
Aerospace & Defense - 1.2%
AeroVironment, Inc. (a)	96,520	2,387,905
BE Aerospace, Inc.	47,002	2,375,951
Curtiss-Wright Corp.	31,026	2,789,237
HEICO Corp. Class A	272,367	15,492,235
Hexcel Corp.	241,720	10,841,142
Huntington Ingalls Industries, Inc.	22,080	3,646,954
KEYW Holding Corp. (a)	387,000	3,858,390
Mercury Systems, Inc. (a)	215,700	4,892,076
Spirit AeroSystems Holdings, Inc. Class A (a)	113,300	5,191,406
Teledyne Technologies, Inc. (a)	60,382	6,469,327
Textron, Inc.	83,200	3,398,720
TransDigm Group, Inc. (a)	60,406	17,227,187
		78,570,530
Air Freight & Logistics - 0.3%
Atlas Air Worldwide Holdings, Inc. (a)	138,055	5,127,363
Expeditors International of Washington, Inc.	60,037	3,040,874
Forward Air Corp.	289,794	13,353,708
		21,521,945
Airlines - 0.4%
Air Canada (a)	835,886	5,711,102
Alaska Air Group, Inc.	187,214	12,642,561
Allegiant Travel Co.	21,973	3,037,548
Spirit Airlines, Inc. (a)	68,104	2,723,479
		24,114,690
Building Products - 1.2%
A.O. Smith Corp.	143,829	13,876,622
Armstrong World Industries, Inc. (a)	273,275	11,879,264
Fortune Brands Home & Security, Inc.	56,629	3,599,339
GCP Applied Technologies, Inc. (a)	133,530	3,907,088
Lennox International, Inc.	28,080	4,522,846
Masonite International Corp. (a)	238,071	15,886,478
Owens Corning	244,177	13,410,201
Patrick Industries, Inc. (a)	94,089	6,024,519
Universal Forest Products, Inc.	68,798	7,509,302
		80,615,659
Commercial Services & Supplies - 1.7%
Brady Corp. Class A	213,248	7,141,676
Casella Waste Systems, Inc. Class A (a)	1,488,173	13,527,493
Clean Harbors, Inc. (a)	319,095	15,252,741
Covanta Holding Corp.	208,100	3,098,609
G&K Services, Inc. Class A	46,180	4,494,699
Herman Miller, Inc.	153,554	5,538,693
Interface, Inc.	218,217	3,858,077
Knoll, Inc.	87,112	2,304,984
Pitney Bowes, Inc.	262,346	4,921,611
Ritchie Brothers Auctioneers, Inc.	372,745	12,982,708
Steelcase, Inc. Class A	671,014	10,024,949
The Brink's Co.	397,582	14,511,743
Waste Connection, Inc. (United States)	247,471	18,914,209
		116,572,192
Construction & Engineering - 0.4%
AECOM (a)	156,745	4,832,448
KBR, Inc.	1,369,740	20,107,783
Tutor Perini Corp. (a)	93,610	2,170,816
Valmont Industries, Inc.	16,200	2,113,614
		29,224,661
Electrical Equipment - 1.1%
Acuity Brands, Inc.	56,895	15,652,952
AMETEK, Inc.	49,492	2,412,735
Babcock & Wilcox Enterprises, Inc. (a)	202,231	3,306,477
Encore Wire Corp.	182,514	7,066,942
Generac Holdings, Inc. (a)	257,989	9,622,990
General Cable Corp.	526,390	8,490,671
Hubbell, Inc. Class B	81,320	8,807,769
Regal Beloit Corp.	8,753	536,821
Rockwell Automation, Inc.	34,913	4,047,464
Sensata Technologies Holding BV (a)	272,044	10,359,436
		70,304,257
Industrial Conglomerates - 0.5%
Carlisle Companies, Inc.	92,397	9,688,749
ITT, Inc.	713,057	25,798,402
		35,487,151
Machinery - 3.0%
Allison Transmission Holdings, Inc.	713,701	19,798,066
CLARCOR, Inc.	38,812	2,541,022
Crane Co.	99,465	6,397,589
Donaldson Co., Inc.	66,824	2,509,241
Douglas Dynamics, Inc.	172,187	5,523,759
Harsco Corp.	892,006	8,875,460
IDEX Corp.	108,674	10,154,499
Kennametal, Inc.	87,101	2,435,344
Lincoln Electric Holdings, Inc.	271,253	17,240,841
Manitowoc Co., Inc.	877,910	4,301,759
Meritor, Inc. (a)	177,200	1,975,780
Middleby Corp. (a)	118,759	15,218,966
Mueller Water Products, Inc. Class A	308,900	3,734,601
Nordson Corp.	72,902	7,197,614
Proto Labs, Inc. (a)	142,961	7,822,826
RBC Bearings, Inc. (a)	95,852	7,580,935
Snap-On, Inc.	81,571	12,504,019
Tennant Co.	133,223	8,623,525
Terex Corp.	121,102	2,940,357
Toro Co.	184,960	17,968,864
Twin Disc, Inc.	81,745	1,061,868
WABCO Holdings, Inc. (a)	60,478	6,456,631
Wabtec Corp.	221,665	16,981,756
Woodward, Inc.	151,059	9,474,420
		199,319,742
Marine - 0.3%
Danaos Corp. (a)	130,933	422,914
Kirby Corp. (a)	206,501	10,758,702
Matson, Inc.	136,640	5,272,938
		16,454,554
Professional Services - 1.0%
Advisory Board Co. (a)	77,992	3,287,363
CEB, Inc.	245,834	14,799,207
Equifax, Inc.	51,100	6,740,090
Huron Consulting Group, Inc. (a)	55,135	3,465,786
Manpower, Inc.	104,650	7,478,289
On Assignment, Inc. (a)	156,556	5,903,727
TransUnion Holding Co., Inc. (a)	251,752	8,305,298
TriNet Group, Inc. (a)	409,438	8,598,198
TrueBlue, Inc. (a)	458,613	10,020,694
		68,598,652
Road & Rail - 1.3%
Avis Budget Group, Inc. (a)	459,825	16,613,477
Genesee & Wyoming, Inc. Class A (a)	45,989	3,126,792
Heartland Express, Inc.	488,494	9,296,041
Kansas City Southern	52,792	5,106,042
Knight Transportation, Inc.	841,743	23,652,978
Landstar System, Inc.	104,177	7,212,174
Old Dominion Freight Lines, Inc. (a)	70,280	4,999,016
Roadrunner Transportation Systems, Inc. (a)	198,013	1,651,428
Ryder System, Inc.	48,500	3,177,720
Saia, Inc. (a)	91,975	2,798,799
Swift Transporation Co. (a)	246,741	4,591,850
Werner Enterprises, Inc.	194,612	4,491,645
		86,717,962
Trading Companies & Distributors - 0.7%
Applied Industrial Technologies, Inc.	118,050	5,609,736
CAI International, Inc. (a)	142,309	1,134,203
HD Supply Holdings, Inc. (a)	396,318	14,311,043
MSC Industrial Direct Co., Inc. Class A	143,479	10,479,706
Watsco, Inc.	120,918	17,878,935
		49,413,623

TOTAL INDUSTRIALS		876,915,618

INFORMATION TECHNOLOGY - 17.1%
Communications Equipment - 1.2%
Applied Optoelectronics, Inc. (a)	78,833	1,328,336
Arista Networks, Inc. (a)	35,000	2,788,800
Arris International PLC (a)	213,000	5,978,910
Brocade Communications Systems, Inc.	642,711	5,771,545
Ciena Corp. (a)	878,218	18,837,776
CommScope Holding Co., Inc. (a)	26,160	773,551
Finisar Corp. (a)	333,474	7,062,979
Infinera Corp. (a)	316,100	2,712,138
Lumentum Holdings, Inc. (a)	259,670	9,119,610
NetScout Systems, Inc. (a)	172,600	5,105,508
Oclaro, Inc. (a)	51,865	408,696
ShoreTel, Inc. (a)	468,184	3,754,836
Sonus Networks, Inc. (a)	225,500	1,943,810
Viavi Solutions, Inc. (a)	1,676,388	13,042,299
		78,628,794
Electronic Equipment & Components - 2.7%
Avnet, Inc.	153,272	6,388,377
Belden, Inc.	246,260	18,368,533
CDW Corp.	470,335	21,000,458
Cognex Corp.	233,172	11,602,639
Coherent, Inc. (a)	53,900	5,669,202
Fabrinet (a)	62,136	2,412,120
Fitbit, Inc. (a)	476,550	7,376,994
FLIR Systems, Inc.	285,260	8,794,566
II-VI, Inc. (a)	106,400	2,254,616
IPG Photonics Corp. (a)	100,708	8,759,582
Itron, Inc. (a)	80,900	3,853,267
Jabil Circuit, Inc.	272,828	5,781,225
Keysight Technologies, Inc. (a)	210,908	6,417,930
Littelfuse, Inc.	77,182	9,786,678
Maxwell Technologies, Inc. (a)	229,700	1,164,579
Methode Electronics, Inc. Class A	228,997	8,392,740
Orbotech Ltd. (a)	420,090	12,006,172
OSI Systems, Inc. (a)	36,820	2,469,149
Rogers Corp. (a)	39,910	2,231,368
ScanSource, Inc. (a)	111,907	3,828,338
SYNNEX Corp.	129,938	13,795,517
Trimble Navigation Ltd. (a)	499,655	13,690,547
Universal Display Corp. (a)	37,467	2,157,725
VeriFone Systems, Inc. (a)	83,420	1,656,721
Zebra Technologies Corp. Class A (a)	47,693	3,336,602
		183,195,645
Internet Software & Services - 2.2%
2U, Inc. (a)	259,023	9,153,873
Alphabet, Inc. Class C (a)	10,370	7,954,309
Apigee Corp. (a)	263,810	4,038,931
Autobytel, Inc. (a)	154,223	2,529,257
Bankrate, Inc. (a)	183,100	1,435,504
Blucora, Inc. (a)	116,979	1,210,733
Brightcove, Inc. (a)	89,083	1,148,280
Care.com, Inc. (a)	378,244	3,960,215
ChannelAdvisor Corp. (a)	417,649	5,199,730
Cimpress NV (a)	38,815	3,853,165
CommerceHub, Inc. Series A, (a)	61,043	902,826
CoStar Group, Inc. (a)	83,458	17,296,671
Facebook, Inc. Class A (a)	15,202	1,917,276
Five9, Inc. (a)	127,967	1,918,225
GoDaddy, Inc. (a)	269,611	8,730,004
GrubHub, Inc. (a)	167,938	6,813,245
Instructure, Inc. (a)	56,041	1,341,061
j2 Global, Inc.	86,268	5,880,890
LogMeIn, Inc. (a)	140,255	11,711,293
Match Group, Inc. (a)	218,267	3,533,743
Mimecast Ltd. (a)	291,016	4,784,303
Monster Worldwide, Inc. (a)	414,532	1,517,187
New Relic, Inc. (a)	102,749	3,770,888
Pandora Media, Inc. (a)	399,356	5,590,984
Q2 Holdings, Inc. (a)	226,196	6,405,871
Shutterstock, Inc. (a)	74,961	4,346,239
SPS Commerce, Inc. (a)	43,805	2,859,590
Stamps.com, Inc. (a)	111,743	10,807,783
Web.com Group, Inc. (a)	31,109	543,163
WebMD Health Corp. (a)	52,470	2,705,878
Wix.com Ltd. (a)	60,369	2,524,632
Xactly Corp. (a)	138,599	1,930,684
XO Group, Inc. (a)	162,103	3,021,600
		151,338,033
IT Services - 2.9%
Acxiom Corp. (a)	193,200	5,021,268
Amdocs Ltd.	132,481	7,964,758
Black Knight Financial Services, Inc. Class A (a)	185,281	7,229,665
Booz Allen Hamilton Holding Corp. Class A	215,609	6,545,889
Broadridge Financial Solutions, Inc.	70,548	4,888,976
CoreLogic, Inc. (a)	607,001	24,899,181
DST Systems, Inc.	60,100	7,302,751
EPAM Systems, Inc.(a)	156,353	10,664,838
Euronet Worldwide, Inc. (a)	410,811	31,883,042
ExlService Holdings, Inc. (a)	101,090	5,173,786
Fidelity National Information Services, Inc.	115,842	9,189,746
Gartner, Inc. Class A (a)	67,936	6,182,176
Genpact Ltd. (a)	421,146	9,964,314
Interxion Holding N.V. (a)	29,740	1,109,302
Leidos Holdings, Inc.	253,890	10,285,084
Lionbridge Technologies, Inc. (a)	136,804	666,235
Maximus, Inc.	85,217	5,012,464
MoneyGram International, Inc. (a)	206,500	1,501,255
Neustar, Inc. Class A (a)	183,300	4,657,653
Sabre Corp.	136,968	3,855,649
Square, Inc. (a)	311,928	3,802,402
Total System Services, Inc.	220,020	10,835,985
Vantiv, Inc. (a)	163,302	8,775,849
Virtusa Corp. (a)	158,374	4,154,150
WNS Holdings Ltd. sponsored ADR (a)	106,566	3,125,581
		194,691,999
Semiconductors & Semiconductor Equipment - 2.6%
Cabot Microelectronics Corp.	94,148	4,681,039
Cavium, Inc. (a)	389,513	21,688,084
Ceva, Inc. (a)	69,400	2,184,712
Cirrus Logic, Inc. (a)	53,410	2,710,558
Cypress Semiconductor Corp.	211,800	2,526,774
FormFactor, Inc. (a)	244,500	2,530,575
Inphi Corp. (a)	112,800	4,858,296
Integrated Device Technology, Inc. (a)	24,132	484,812
Lam Research Corp.	64,155	5,986,945
Linear Technology Corp.	160,466	9,345,540
M/A-COM Technology Solutions Holdings, Inc. (a)	207,285	8,540,142
Maxim Integrated Products, Inc.	121,868	4,962,465
Mellanox Technologies Ltd. (a)	124,201	5,444,972
Microsemi Corp. (a)	448,455	17,920,262
MKS Instruments, Inc.	144,055	7,021,241
Monolithic Power Systems, Inc.	200,855	15,409,596
ON Semiconductor Corp. (a)	280,926	3,034,001
Power Integrations, Inc.	103,276	6,031,318
Qorvo, Inc. (a)	54,440	3,126,489
Rambus, Inc. (a)	401,800	5,552,876
Rudolph Technologies, Inc. (a)	77,100	1,352,334
Silicon Laboratories, Inc. (a)	103,316	5,920,007
Teradyne, Inc.	583,037	12,278,759
Ultratech, Inc. (a)	230,950	5,776,060
United Microelectronics Corp. sponsored ADR	4,586,865	8,531,569
Veeco Instruments, Inc. (a)	209,043	4,111,876
		172,011,302
Software - 5.2%
8x8, Inc. (a)	252,453	3,350,051
Adobe Systems, Inc. (a)	5,295	541,731
ANSYS, Inc. (a)	26,200	2,491,358
Aspen Technology, Inc. (a)	440,324	20,017,129
Atlassian Corp. PLC	82,404	2,429,270
Autodesk, Inc. (a)	142,261	9,588,391
Barracuda Networks, Inc. (a)	250,621	5,814,407
BroadSoft, Inc. (a)	32,489	1,485,072
CA Technologies, Inc.	109,634	3,717,689
Cadence Design Systems, Inc. (a)	810,268	20,613,218
Callidus Software, Inc. (a)	520,576	10,057,528
CommVault Systems, Inc. (a)	401,029	20,669,035
Covisint Corp. (a)	401,900	892,218
CyberArk Software Ltd. (a)	56,112	2,962,714
Descartes Systems Group, Inc. (a)	144,257	3,079,887
Descartes Systems Group, Inc. (a)	53,864	1,148,420
Ebix, Inc.	15,887	905,559
Electronic Arts, Inc. (a)	54,276	4,408,839
Fair Isaac Corp.	59,398	7,599,380
Fleetmatics Group PLC (a)	271,429	16,250,454
Fortinet, Inc. (a)	73,930	2,671,830
Guidewire Software, Inc. (a)	279,531	17,199,542
HubSpot, Inc. (a)	70,154	3,910,384
Imperva, Inc. (a)	94,465	4,251,870
Interactive Intelligence Group, Inc. (a)	91,089	5,451,677
Manhattan Associates, Inc. (a)	169,955	10,285,677
Mentor Graphics Corp.	509,587	12,235,184
MicroStrategy, Inc. Class A (a)	36,315	6,056,979
Monotype Imaging Holdings, Inc.	276,410	5,832,251
NetSuite, Inc. (a)	60,243	6,560,463
Nuance Communications, Inc. (a)	789,500	11,510,910
Paycom Software, Inc. (a)	114,467	5,876,736
Progress Software Corp. (a)	101,500	2,944,515
Proofpoint, Inc. (a)	92,632	7,128,032
Qualys, Inc. (a)	160,199	5,510,846
Rapid7, Inc. (a)	55,870	1,003,984
RealPage, Inc. (a)	119,557	3,077,397
RingCentral, Inc. (a)	418,918	9,195,250
Rovi Corp. (a)	265,150	5,427,621
SeaChange International, Inc. (a)	294,617	860,282
Silver Spring Networks, Inc. (a)	200,300	2,734,095
Splunk, Inc. (a)	56,080	3,266,099
SS&C Technologies Holdings, Inc.	337,171	11,109,784
Synchronoss Technologies, Inc. (a)	148,214	6,187,935
Synopsys, Inc. (a)	158,889	9,420,529
Take-Two Interactive Software, Inc. (a)	235,573	10,240,358
Tyler Technologies, Inc. (a)	35,555	5,829,242
Ultimate Software Group, Inc. (a)	104,582	21,851,363
Verint Systems, Inc. (a)	404,081	13,787,244
Zendesk, Inc.(a)	47,059	1,437,182
		350,877,611
Technology Hardware, Storage & Peripherals - 0.3%
CPI Card Group	236,700	1,306,584
Cray, Inc. (a)	115,376	2,642,110
Electronics for Imaging, Inc. (a)	200,501	9,439,587
Quantum Corp. (a)	702,800	450,635
Stratasys Ltd. (a)	148,897	3,177,462
Super Micro Computer, Inc. (a)	69,987	1,513,819
		18,530,197

TOTAL INFORMATION TECHNOLOGY		1,149,273,581

MATERIALS - 3.9%
Chemicals - 1.7%
Albemarle Corp. U.S.	58,797	4,701,996
Ashland, Inc.	40,995	4,799,695
Axalta Coating Systems (a)	497,338	14,233,814
CF Industries Holdings, Inc.	105,924	2,754,024
Chemtura Corp. (a)	166,586	4,995,914
Ferro Corp. (a)	404,670	5,398,298
FMC Corp.	73,751	3,461,872
H.B. Fuller Co.	256,460	12,176,721
Ingevity Corp. (a)	129,372	5,741,529
Methanex Corp.	589,622	17,125,745
Minerals Technologies, Inc.	19,506	1,376,538
Orion Engineered Carbons SA	141,647	2,548,230
PolyOne Corp.	279,952	9,649,945
Quaker Chemical Corp.	16,782	1,678,200
The Chemours Co. LLC	113,614	1,498,569
The Mosaic Co.	494,501	14,869,645
The Scotts Miracle-Gro Co. Class A	119,079	9,859,741
		116,870,476
Construction Materials - 0.4%
Eagle Materials, Inc.	126,730	10,185,290
Headwaters, Inc. (a)	106,291	1,927,056
Martin Marietta Materials, Inc.	60,077	10,995,893
U.S. Concrete, Inc. (a)	68,594	3,636,854
		26,745,093
Containers & Packaging - 1.5%
Aptargroup, Inc.	171,223	13,351,970
Avery Dennison Corp.	66,900	5,180,736
Berry Plastics Group, Inc. (a)	591,467	26,846,687
Crown Holdings, Inc. (a)	330,524	17,924,317
Graphic Packaging Holding Co.	484,043	6,941,177
Silgan Holdings, Inc.	169,272	8,145,369
WestRock Co.	486,617	23,308,954
		101,699,210
Metals & Mining - 0.3%
Alcoa, Inc.	1,013,620	10,217,290
Cliffs Natural Resources, Inc. (a)	342,900	1,954,530
Ferroglobe PLC	142,088	1,172,226
Nucor Corp.	45,500	2,207,205
TimkenSteel Corp.	356,386	3,510,402
		19,061,653

TOTAL MATERIALS		264,376,432

TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
Level 3 Communications, Inc. (a)	413,190	20,506,620
SBA Communications Corp. Class A (a)	89,308	10,194,508
Vonage Holdings Corp. (a)	1,272,117	7,391,000
		38,092,128
Wireless Telecommunication Services - 0.0%
Telephone & Data Systems, Inc.	46,200	1,287,594
U.S. Cellular Corp. (a)	32,400	1,205,928
		2,493,522

TOTAL TELECOMMUNICATION SERVICES		40,585,650

UTILITIES - 1.0%
Electric Utilities - 0.3%
Allete, Inc.	48,421	2,871,365
Great Plains Energy, Inc.	189,413	5,144,457
Portland General Electric Co.	214,846	9,047,165
Westar Energy, Inc.	85,856	4,716,929
		21,779,916
Independent Power and Renewable Electricity Producers - 0.2%
Atlantic Power Corp.	562,400	1,450,991
Calpine Corp. (a)	466,384	5,820,472
Dynegy, Inc. (a)	116,400	1,474,788
NRG Energy, Inc.	174,930	2,118,402
Ormat Technologies, Inc.	67,200	3,252,480
		14,117,133
Multi-Utilities - 0.5%
Ameren Corp.	47,935	2,368,948
Black Hills Corp.	240,431	14,067,618
DTE Energy Co.	51,020	4,739,758
NorthWestern Energy Corp.	136,496	7,892,199
		29,068,523

TOTAL UTILITIES		64,965,572

TOTAL COMMON STOCKS
(Cost $4,622,980,969)		5,337,576,990

Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Internet & Catalog Retail - 0.0%
The Honest Co., Inc. Series D (c)	6,381	236,989
UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Dynegy, Inc. 7.00% (a)	17,700	1,520,430
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $2,138,298)		1,757,419

Equity Funds - 17.0%
Mid-Cap Blend Funds - 2.7%
Fidelity SAI Small-Mid Cap 500 Index Fund(d)	17,741,994	182,210,281
Sector Funds - 1.5%
Fidelity SAI Real Estate Index Fund (d)	8,623,972	100,469,270
Small Blend Funds - 7.6%
Goldman Sachs Small Cap Value Fund Institutional Class	4,991,873	280,543,260
Vulcan Value Partners Small Cap Fund	13,103,896	229,187,138

TOTAL SMALL BLEND FUNDS		509,730,398

Small Value Funds - 5.2%
Fidelity Small Cap Value Fund (d)	18,865,179	346,176,019
TOTAL EQUITY FUNDS
(Cost $1,043,392,151)		1,138,585,968
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.26% to 0.31% 10/20/16 to 11/25/16 (e)
(Cost $2,802,220)	$2,804,000	2,802,343
	Shares

Money Market Funds - 3.4%
State Street Institutional U.S. Government Money Market Fund Premier Class 0.26%(f)
(Cost $224,087,310)	224,087,310	224,087,310
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $5,895,400,948)		6,704,810,030
NET OTHER ASSETS (LIABILITIES) - 0.0%		288,298
NET ASSETS - 100%		$6,705,098,328

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
451 ICE Russell 2000 Index Contracts (United States)	Sept. 2016	55,869,880	$2,834,206

The face value of futures purchased as a percentage of Net Assets is 0.8%

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $377,784 or 0.0% of net assets.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $236,989 or 0.0% of net assets.

 (d) Affiliated Fund

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,620,447.

 (f) The rate quoted is the annualized seven-day yield of the fund at period end.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
The Honest Co., Inc. Series D	9/25/15	$257,662

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Stock Selector Mid Cap Fund	$219,035,770	$--	$232,945,035	$--	$--
Fidelity SAI Real Estate Index Fund	--	100,000,000	--	--	100,469,270
Fidelity SAI Small-Mid Cap 500 Index Fund	208,477,054	116,874,590	178,956,177	--	182,210,281
Fidelity Small Cap Value Fund	165,345,561	150,000,000	--	--	346,176,019
Total	$592,858,385	$366,874,590	$411,901,212	$--	$628,855,570

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$835,285,645	$835,048,656	$--	$236,989
Consumer Staples	129,077,911	129,077,911	--	--
Energy	192,820,023	192,820,023	--	--
Financials	1,029,011,386	1,029,011,386	--	--
Health Care	755,502,161	755,246,026	--	256,135
Industrials	876,915,618	876,915,618	--	--
Information Technology	1,149,273,581	1,149,273,581	--	--
Materials	264,376,432	264,376,432	--	--
Telecommunication Services	40,585,650	40,585,650	--	--
Utilities	66,486,002	66,486,002	--	--
Equity Funds	1,138,585,968	1,138,585,968	--	--
Other Short-Term Investments	2,802,343	--	2,802,343	--
Money Market Funds	224,087,310	224,087,310	--	--
Total Investments in Securities:	$6,704,810,030	$6,701,514,563	$2,802,343	$493,124
Derivative Instruments:
Assets
Futures Contracts	$2,834,206	$2,834,206	$--	$--
Total Assets	$2,834,206	$2,834,206	$--	$--
Total Derivative Instruments:	$2,834,206	$2,834,206	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$2,834,206	$0
Total Equity Risk	2,834,206	0
Total Value of Derivatives	$2,834,206	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $5,312,971,006)	$6,075,954,460
Affiliated issuers (cost $582,429,942)	628,855,570
Total Investments (cost $5,895,400,948)		$6,704,810,030
Cash		700,939
Receivable for investments sold		48,769,351
Receivable for fund shares sold		1,378,639
Dividends receivable		3,586,216
Prepaid expenses		24,464
Other receivables		71,558
Total assets		6,759,341,197
Liabilities
Payable for investments purchased	$45,983,467
Payable for fund shares redeemed	4,368,468
Accrued management fee	2,286,199
Payable for daily variation margin for derivative instruments	320,210
Other affiliated payables	1,076,620
Other payables and accrued expenses	207,905
Total liabilities		54,242,869
Net Assets		$6,705,098,328
Net Assets consist of:
Paid in capital		$5,935,295,035
Undistributed net investment income		7,515,521
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(49,955,516)
Net unrealized appreciation (depreciation) on investments		812,243,288
Net Assets, for 514,027,313 shares outstanding		$6,705,098,328
Net Asset Value, offering price and redemption price per share ($6,705,098,328 ÷ 514,027,313 shares)		$13.04

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2016 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$28,167,011
Interest		134,029
Total income		28,301,040
Expenses
Management fee	$22,362,257
Transfer agent fees	5,828,176
Accounting fees and expenses	579,364
Custodian fees and expenses	91,949
Independent trustees' fees and expenses	42,761
Registration fees	57,684
Audit	41,450
Legal	23,749
Miscellaneous	327,307
Total expenses before reductions	29,354,697
Expense reductions	(8,617,104)	20,737,593
Net investment income (loss)		7,563,447
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	99,470,971
Affiliated issuers	9,267,645
Foreign currency transactions	(219,179)
Futures contracts	7,341,599
Realized gain distributions from underlying funds:
Unaffiliated issuers	619,045
Total net realized gain (loss)		116,480,081
Change in net unrealized appreciation (depreciation) on: Investment securities	966,567,115
Futures contracts	10,114,077
Total change in net unrealized appreciation (depreciation)		976,681,192
Net gain (loss)		1,093,161,273
Net increase (decrease) in net assets resulting from operations		$1,100,724,720

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,563,447	$20,277,016
Net realized gain (loss)	116,480,081	83,031,804
Change in net unrealized appreciation (depreciation)	976,681,192	(1,101,518,552)
Net increase (decrease) in net assets resulting from operations	1,100,724,720	(998,209,732)
Distributions to shareholders from net investment income	–	(18,681,110)
Distributions to shareholders from net realized gain	–	(417,322,870)
Total distributions	–	(436,003,980)
Share transactions
Proceeds from sales of shares	304,454,212	1,767,001,360
Reinvestment of distributions	–	435,093,539
Cost of shares redeemed	(1,418,367,743)	(1,251,927,060)
Net increase (decrease) in net assets resulting from share transactions	(1,113,913,531)	950,167,839
Total increase (decrease) in net assets	(13,188,811)	(484,045,873)
Net Assets
Beginning of period	6,718,287,139	7,202,333,012
End of period	$6,705,098,328	$6,718,287,139
Other Information
Undistributed net investment income end of period	$7,515,521	$–
Distributions in excess of net investment income end of period	$–	$(47,926)
Shares
Sold	24,970,154	141,840,290
Issued in reinvestment of distributions	–	33,890,984
Redeemed	(115,223,150)	(98,676,190)
Net increase (decrease)	(90,252,996)	77,055,084

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Small-Mid Cap Fund

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016A	2015	2014	2013	2012A
Selected Per–Share Data
Net asset value, beginning of period	$11.12	$13.66	$14.12	$12.30	$11.45	$12.00
Income from Investment Operations
Net investment income (loss)B	.01	.04	.03	.02	.06	.02
Net realized and unrealized gain (loss)	1.91	(1.78)	.64	3.33	1.30	(.06)
Total from investment operations	1.92	(1.74)	.67	3.35	1.36	(.04)
Distributions from net investment income	–	(.03)	(.03)	(.02)	(.06)	(.02)
Distributions from net realized gain	–	(.77)	(1.11)	(1.51)	(.44)	(.50)
Total distributions	–	(.80)	(1.13)C	(1.53)	(.51)D	(.51)E
Net asset value, end of period	$13.04	$11.12	$13.66	$14.12	$12.30	$11.45
Total ReturnF,G	17.27%	(13.45)%	5.45%	28.21%	12.37%	(.05)%
Ratios to Average Net AssetsH
Expenses before reductions	.85%I	.72%	.62%	.70%	.65%	.63%
Expenses net of fee waivers, if any	.60%I	.46%	.37%	.45%	.40%	.38%
Expenses net of all reductions	.60%I	.46%	.37%	.45%	.40%	.37%
Net investment income (loss)	.22%I	.28%	.23%	.14%	.51%	.18%
Supplemental Data
Net assets, end of period (000 omitted)	$6,705,098	$6,718,287	$7,202,333	$5,426,420	$3,004,665	$2,676,692
Portfolio turnover rateJ	84%I	71%	54%	84%	53%	63%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.13 per share is comprised of distributions from net investment income of $.026 and distributions from net realized gain of $1.105 per share.

 D Total distributions of $.51 per share is comprised of distributions from net investment income of $.064 and distributions from net realized gain of $.443 per share.

 E Total distributions of $.51 per share is comprised of distributions from net investment income of $.018 and distributions from net realized gain of $.496 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 I Annualized

 J Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2016

1. Organization.

Strategic Advisers Small-Mid Cap Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2016, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, foreign currency transactions, market discount, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$1,020,615,034
Gross unrealized depreciation	(247,021,738)
Net unrealized appreciation (depreciation) on securities	$773,593,296
Tax cost	$5,931,216,734

The Fund elected to defer to its next fiscal year approximately $132,532,159 of capital losses recognized during the period November 1, 2015 to February 29, 2016.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $7,341,599 and a change in net unrealized appreciation (depreciation) of $10,114,077 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares and in-kind transactions), other than short-term securities, aggregated $2,783,180,307 and $3,827,646,881, respectively.

Exchanges In-Kind. During the period, the Fund redeemed 13,733,034 shares of JPMorgan Small Cap Equity Fund Class A in exchange for cash and investments with a value of $545,338,783. The net realized gain of $23,862,176 on the Fund's redemptions of JPMorgan Small Cap Equity Fund Class A shares is included in "Net realized gain (loss) on Investment securities: Unaffiliated issuers" in the accompanying Statement of Operations. The Fund recognized gains on the exchange for federal income tax purposes.

Prior Fiscal Year Exchanges In-Kind. During the prior period, the Fund redeemed shares of Meridian Growth Fund Legacy Class and AllianceBernstein Discovery Growth Fund Class A in exchange for cash and investments, as noted in the following table. The Fund had net realized losses on the Fund's redemptions of Meridian Growth Fund Legacy Class and AllianceBernstein Discovery Growth Fund Class A shares. The Fund recognized losses on the exchanges for federal income tax purposes.

Transaction Date	Fund Name	Value of securities and cash received	Realized gain (loss)	Shares redeemed
9/25/15	AllianceBernstein Discovery Growth Fund Class A	$304,882,495	$(26,432,769)	34,764,253
12/11/15	Meridian Growth Fund Legacy Class	430,967,188	(46,810,638)	12,619,830
	Total	$735,849,683	$(73,243,407)	47,384,083

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.10% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .65% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Advisers. Advisory Research, Inc., AllianceBernstein, L.P. (AB), Arrowpoint Asset Management, LLC, Fisher Investments, Invesco Advisers, Inc., J.P. Morgan Investment Management, Inc., Kennedy Capital Management, Inc., Neuberger Berman Investment Advisers LLC (NBIA), Portolan Capital Management, LLC, Victory Capital Management, Inc. (formerly RS Investment Management Co. LLC), Systematic Financial Management, L.P. and The Boston Company Asset Management, LLC each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

FIAM LLC (FIAM) (an affiliate of the investment adviser) has been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, FIAM has not been allocated any portion of the Fund's assets. FIAM in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

In September 2016, the Board of Trustees approved the appointment of LSV Asset Management (LSV) as an additional sub-adviser for the Fund. Subsequent to period end, LSV was allocated a portion of the Fund's assets.

In October, 2016 shareholders approved the appointment of Geode Capital Management, LLC as an additional sub-adviser for the Fund.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. The Fund does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding exchange-traded funds. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .17% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser or Sub-adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $4,753 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8,710 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2019. During the period, this waiver reduced the Fund's management fee by $8,617,104.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principle investment strategies may represent a significant portion of an Underlying fund's net assets.

At the end of the period, the Fund was the owner of record of 10% or more of the total outstanding shares of the following underlying Funds:

Fidelity Small Cap Value Fund	11%
Fidelity SAI Small-Mid Cap 500 Index Fund	43%
Fidelity SAI Real Estate Index Fund	99%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2016 to August 31, 2016).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During Period-B March 1, 2016 to August 31, 2016
Actual	.60%	$1,000.00	$1,172.70	$3.29
Hypothetical-C		$1,000.00	$1,022.18	$3.06

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Small-Mid Cap Fund

On March 3, 2016, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve an investment advisory agreement (the Sub-Advisory Agreement) with J.P. Morgan Investment Management Inc. (New Sub-Adviser) for the fund.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Sub-Advisory Agreement.

In considering whether to approve the Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers, Inc. (Strategic Advisers) or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board.

Nature, Extent, and Quality of Services Provided.  The Board noted that it is familiar with the nature, extent and quality of services provided by the New Sub-Adviser from its oversight of the New Sub-Adviser on behalf of other funds overseen by the Board and that although the fund will not utilize the same investment personnel, the same support staff, including compliance personnel, as the other funds overseen by the Board, that currently provides services to other Strategic Advisers funds will also provide services to the fund. The Board considered the backgrounds of the investment personnel that will provide services to the fund, and also took into consideration the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up. The Board also considered the structure of the New Sub-Adviser's portfolio manager compensation program with respect to the investment personnel that will provide services to the fund and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board noted that the New Sub-Adviser will utilize a different investment mandate to manage the fund than it currently uses in managing other Strategic Advisers funds and reviewed the general qualifications and capabilities of the investment staff that will provide services to the fund and its use of technology. The Board noted that the New Sub-Adviser's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered the New Sub-Adviser's trading capabilities and resources which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by the New Sub-Adviser under the Sub-Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Investment Performance.  The Board considered that the investment strategy to be utilized by the New Sub-Adviser is new and that the strategy does not have historical investment performance. The Board reviewed the historical performance information of the portfolio managers in managing a similar strategy and discussed with Strategic Advisers the similarities and differences between the two strategies.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  In reviewing the Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, the amount and nature of fees to be paid by Strategic Advisers to the New Sub-Adviser and the projected change in the fund's total operating expenses, if any, as a result of hiring the New Sub-Adviser.

The Board noted that the fund's maximum aggregate annual management fee rate may not exceed 1.10% of the fund's average daily net assets and that the Sub-Advisory Agreement will not result in a change to the maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board considered Strategic Advisers' contractual agreement to waive its 0.25% portion of the fund's management fee through September 30, 2018. The Board also considered that the fund's total net expenses after allocating assets to the New Sub-Adviser are expected to continue to rank below the median expense ratio of its competitive peer group.

Based on its review, the Board concluded that the fund's management fee structure and any projected changes to total expenses (if any) bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund or Strategic Advisers portion of the management fee, the Board did not consider the costs of services and profitability to be significant factors in its decision to approve the Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to the New Sub-Adviser, the Board considered management's representation that it does not anticipate that the hiring of the New Sub-Adviser will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers and the fund's sub-advisory agreements. The Board noted that the Sub-Advisory Agreement provides for breakpoints that have the potential to reduce sub-advisory fees paid to the New Sub-Adviser as assets allocated to the New Sub-Adviser grow.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered to the fund and that the Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Investment Advisory Contract and Management Fees

Strategic Advisers Small-Mid Cap Fund

On June 7, 2016, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve an investment advisory agreement (the Sub-Advisory Agreement) with Victory Capital Management, Inc. (Victory Capital) for the fund, which would take effect upon the consummation of a transaction pursuant to which Victory Capital will acquire RS Investment Management, Inc. (RS), a sub-adviser to the fund (Transaction).

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Sub-Advisory Agreement.

In considering whether to approve the Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers, Inc. (Strategic Advisers) or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board.

Nature, Extent, and Quality of Services Provided.  The Board considered that the Transaction will not result in any changes to the investment personnel that currently provide services to the fund and that, after the Transaction closes, the same investment advisory personnel will continue to provide services to the fund as employees of Victory Capital. The Board noted that it reviewed information regarding the backgrounds of RS' investment personnel, and also took into consideration the fund's investment objective, strategies and related investment philosophy, in connection with the annual renewal of the current sub-advisory agreement with RS (Current Sub-Advisory Agreement) at its September 2015 Board meeting. The Board also considered RS' and Victory Capital's representation that the Transaction will not result in any changes to the nature, extent and quality of services provided to the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the portfolio manager compensation structure for Victory Capital's investment staff and whether this structure provides appropriate incentives to act in the best interests of the fund, the investment staff's use of technology, and Victory Capital's approach to managing investment personnel, including Victory Capital's investment franchises. The Board noted that Victory Capital and RS have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered Victory Capital's trading capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory services to be provided by Victory Capital under the Sub-Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Investment Performance.  The Board did not consider performance to be a material factor in its decision to approve the Sub-Advisory Agreement because the Sub-Advisory Agreement would not result in any changes to the fund's investment processes or strategies or in the persons primarily responsible for the day-to-day management of the fund. The Board noted that it reviewed the historical investment performance of RS, on behalf of the fund, in connection with the renewal of the Current Sub-Advisory Agreement at its September 2015 meeting.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  The Board considered that the Sub-Advisory Agreement would not result in any changes to the amount and nature of fees that are currently paid by Strategic Advisers to RS under the Current Sub-Advisory Agreement and that will be paid to Victory Capital under the Sub-Advisory Agreement, pursuant to the identical fee schedule. The Board also considered that the Sub-Advisory Agreement will not have any impact on Strategic Advisers' portion of the fund's management fee, the fund's maximum aggregate annual management fee rate, Strategic Advisers' contractual management fee waiver for the fund, or total fund expenses.

Based on its review, the Board concluded that the fund's management fee structure and total expenses continue to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund or Strategic Advisers portion of the management fee, the Board did not consider the costs of services and the profitability of the relationship with the fund to Strategic Advisers to be significant factors in its decision to approve the Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to Victory Capital, the Board considered management's representation that it does not anticipate that the hiring of Victory Capital will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers and the fund's sub-advisory agreements. The Board noted that the Sub-Advisory Agreement will continue to provide for identical breakpoints that have the potential to reduce sub-advisory fees paid to Victory Capital as assets allocated to Victory Capital grow.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Investment Advisory Contract and Management Fees

Strategic Advisers Small-Mid Cap Fund

On June 7, 2016, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve a new investment advisory agreement (the Sub-Advisory Agreement) with Geode Capital Management, LLC (Geode) for the fund, subject to shareholder approval.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Sub-Advisory Agreement.

In considering whether to approve the Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers, Inc. (Strategic Advisers) or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.  The Board considered the backgrounds of the investment personnel that will provide services to the fund, and also took into consideration the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up. The Board also considered the structure of Geode's portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Geode's investment staff, its use of technology, and Geode's approach to managing and compensating investment personnel. The Board noted that Geode's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered Geode's trading capabilities and resources which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by Geode under the Sub-Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Investment Performance.  The Board also considered the historical investment performance of Geode and the portfolio managers in managing accounts under a similar investment mandate.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  In reviewing the Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, and the amount and nature of fees to be paid by Strategic Advisers to Geode under the Sub-Advisory Agreement. Because Strategic Advisers will not allocate assets to Geode at this time, the Board considered the hypothetical impact on the fund's management fee rate and total expenses if Strategic Advisers allocates assets to Geode in the future.

The Board noted that the fund's contractual maximum aggregate annual management fee rate may not exceed 1.10% of the fund's average daily net assets and that the approval of the Sub-Advisory Agreement will not result in a change to the contractual maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board considered Strategic Advisers' contractual agreement to waive its 0.25% portion of the fund's management fee through September 30, 2018 and its proposal to extend the waiver through September 30, 2019. The Board also considered that after approval of the Sub-Advisory Agreement, the fund's management fee rate and total net expenses are expected to continue to rank below the median competitive peer group data provided in the June 2016 management contract renewal materials.

Based on its review, the Board concluded that the fund's management fee structure continues to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the contractual maximum management fees payable by the fund or Strategic Advisers portion of the management fee, the Board did not consider the costs of services and profitability of the relationship with the fund to Strategic Advisers to be significant factors in its decision to approve the Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to the Sub-Advisory Agreement, the Board considered management's representation that it does not anticipate that the hiring of Geode will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers and the fund's sub-advisory agreements. The Board noted that the Sub-Advisory Agreement provides for breakpoints that have the potential to reduce sub-advisory fees paid to Geode as assets allocated to Geode grow.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered to the fund and that the Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

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Strategic Advisers® Core Income Multi-Manager Fund Semi-Annual Report August 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5095 (plan accounts) or 1-800-544-3455 (all other accounts) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of August 31, 2016

(excluding cash equivalents)

	% of fund's net assets	% of fund's net assets 6 months ago
Western Asset Core Bond Fund Class I	29.6	31.0
Metropolitan West Total Return Bond Fund Class I	24.0	24.0
PIMCO Total Return Fund Institutional Class	21.1	21.1
U.S. Treasury Obligations	5.1	5.3
Fannie Mae	4.0	2.4
Ginnie Mae	1.2	1.4
Freddie Mac	1.1	1.0
Goldman Sachs Group, Inc.	0.7	0.7
ERP Operating LP	0.7	0.7
DDR Corp.	0.6	0.6
	88.1

Asset Allocation (% of fund's net assets)

As of August 31, 2016
Corporate Bonds	10.7%
U.S. Government and U.S. Government Agency Obligations	11.5%
Asset-Backed Securities	0.1%
CMOs and Other Mortgage Related Securities	1.6%
Municipal Securities	0.5%
Intermediate-Term Bond Funds	74.7%
Short-Term Investments and Net Other Assets (Liabilities)	0.9%

As of February 29, 2016
Corporate Bonds	10.4%
U.S. Government and U.S. Government Agency Obligations	10.1%
Asset-Backed Securities	0.1%
CMOs and Other Mortgage Related Securities	1.9%
Municipal Securities	0.5%
Intermediate-Term Bond Funds	76.1%
Short-Term Investments and Net Other Assets (Liabilities)	0.9%

Asset allocations of funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 10.7%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.5%
Automobiles - 0.4%
General Motors Co.:
3.5% 10/2/18	$20,000	$20,579
5.2% 4/1/45	6,000	6,387
6.6% 4/1/36	5,000	6,165
6.75% 4/1/46	11,000	14,117
General Motors Financial Co., Inc.:
2.625% 7/10/17	20,000	20,190
3.25% 5/15/18	10,000	10,192
3.5% 7/10/19	10,000	10,306
4.25% 5/15/23	10,000	10,469
4.375% 9/25/21	55,000	58,659
4.75% 8/15/17	15,000	15,453
		172,517
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	9,000	9,899
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
2.75% 12/9/20	2,000	2,081
3.7% 1/30/26	5,000	5,403
4.7% 12/9/35	3,000	3,442
4.875% 12/9/45	4,000	4,732
		15,658
Household Durables - 0.2%
D.R. Horton, Inc. 4% 2/15/20	100,000	104,750
Media - 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22 (a)	13,000	14,094
4.908% 7/23/25 (a)	16,000	17,641
Discovery Communications LLC 3.25% 4/1/23	2,000	2,001
NBCUniversal, Inc. 5.15% 4/30/20	100,000	112,758
Time Warner Cable, Inc.:
4% 9/1/21	118,000	125,774
5.5% 9/1/41	10,000	10,852
5.875% 11/15/40	13,000	14,501
6.55% 5/1/37	18,000	21,720
7.3% 7/1/38	17,000	22,078
8.25% 4/1/19	17,000	19,646
		361,065

TOTAL CONSUMER DISCRETIONARY		663,889

CONSUMER STAPLES - 0.3%
Beverages - 0.3%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	20,000	20,610
3.3% 2/1/23	20,000	20,986
3.65% 2/1/26	20,000	21,352
4.7% 2/1/36	23,000	26,659
4.9% 2/1/46	26,000	31,441
Constellation Brands, Inc. 4.25% 5/1/23	10,000	10,669
		131,717
Food & Staples Retailing - 0.0%
Walgreens Boots Alliance, Inc. 3.3% 11/18/21	7,000	7,394
Food Products - 0.0%
ConAgra Foods, Inc. 1.9% 1/25/18	4,000	4,028
Tobacco - 0.0%
Reynolds American, Inc.:
2.3% 6/12/18	5,000	5,078
4% 6/12/22	3,000	3,285
5.7% 8/15/35	3,000	3,727
6.15% 9/15/43	4,000	5,359
		17,449

TOTAL CONSUMER STAPLES		160,588

ENERGY - 1.8%
Energy Equipment & Services - 0.3%
DCP Midstream LLC 4.75% 9/30/21 (a)	100,000	98,500
Halliburton Co.:
3.8% 11/15/25	6,000	6,201
4.85% 11/15/35	5,000	5,340
5% 11/15/45	7,000	7,706
		117,747
Oil, Gas & Consumable Fuels - 1.5%
Anadarko Finance Co. 7.5% 5/1/31	3,000	3,636
Anadarko Petroleum Corp.:
4.85% 3/15/21	5,000	5,319
5.55% 3/15/26	10,000	11,062
6.6% 3/15/46	10,000	11,904
Chesapeake Energy Corp.:
5.75% 3/15/23	5,000	3,834
6.125% 2/15/21	165,000	137,775
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	2,000	2,010
3.3% 6/1/20	12,000	12,419
4.5% 6/1/25	3,000	3,244
5.8% 6/1/45	4,000	4,817
DCP Midstream Operating LP:
2.5% 12/1/17	5,000	4,981
2.7% 4/1/19	4,000	3,875
3.875% 3/15/23	20,000	19,000
5.6% 4/1/44	10,000	9,150
El Paso Corp. 6.5% 9/15/20	20,000	22,361
Enable Midstream Partners LP:
2.4% 5/15/19	3,000	2,931
3.9% 5/15/24	3,000	2,823
Kinder Morgan Energy Partners LP 6.55% 9/15/40	1,000	1,086
Kinder Morgan, Inc.:
3.05% 12/1/19	123,000	126,288
4.3% 6/1/25	20,000	20,736
MPLX LP 4% 2/15/25	2,000	1,954
Petrobras Global Finance BV:
5.625% 5/20/43	10,000	7,713
7.25% 3/17/44	91,000	83,720
Petroleos Mexicanos:
3.5% 7/23/20	10,000	10,125
5.5% 2/4/19 (a)	15,000	15,938
6.375% 2/4/21 (a)	25,000	27,683
6.5% 6/2/41	15,000	15,902
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	10,000	10,106
Southwestern Energy Co.:
5.8% 1/23/20 (b)	8,000	8,000
6.7% 1/23/25 (b)	46,000	47,265
Spectra Energy Partners LP 2.95% 9/25/18	2,000	2,037
The Williams Companies, Inc.:
3.7% 1/15/23	3,000	2,910
4.55% 6/24/24	38,000	38,855
Western Gas Partners LP:
4.65% 7/1/26	3,000	3,111
5.375% 6/1/21	7,000	7,602
Williams Partners LP:
4% 11/15/21	2,000	2,057
4.3% 3/4/24	8,000	8,190
		702,419

TOTAL ENERGY		820,166

FINANCIALS - 5.6%
Banks - 1.5%
Bank of America Corp.:
3.3% 1/11/23	15,000	15,581
3.5% 4/19/26	10,000	10,437
3.875% 8/1/25	2,000	2,142
3.95% 4/21/25	43,000	44,755
4% 1/22/25	104,000	108,300
4.1% 7/24/23	5,000	5,429
4.2% 8/26/24	4,000	4,243
4.25% 10/22/26	11,000	11,667
Citigroup, Inc.:
1.85% 11/24/17	21,000	21,090
4.05% 7/30/22	4,000	4,255
4.4% 6/10/25	11,000	11,659
5.3% 5/6/44	21,000	24,325
5.5% 9/13/25	4,000	4,532
Citizens Financial Group, Inc. 4.3% 12/3/25	20,000	21,135
Credit Suisse New York Branch 1.7% 4/27/18	108,000	108,053
JPMorgan Chase & Co.:
2.35% 1/28/19	4,000	4,083
2.95% 10/1/26	6,000	6,037
3.875% 9/10/24	23,000	24,277
4.125% 12/15/26	25,000	26,792
4.25% 10/15/20	4,000	4,353
4.35% 8/15/21	4,000	4,410
4.625% 5/10/21	4,000	4,435
4.95% 3/25/20	4,000	4,411
Regions Financial Corp. 3.2% 2/8/21	7,000	7,257
Royal Bank of Canada 4.65% 1/27/26	22,000	24,196
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	100,000	101,176
6% 12/19/23	35,000	37,021
6.1% 6/10/23	13,000	13,804
6.125% 12/15/22	29,000	30,972
		690,827
Capital Markets - 1.4%
Affiliated Managers Group, Inc. 4.25% 2/15/24	6,000	6,322
Credit Suisse AG 6% 2/15/18	2,000	2,106
Deutsche Bank AG London Branch 2.85% 5/10/19	20,000	20,065
Goldman Sachs Group, Inc.:
1.748% 9/15/17	30,000	30,070
2.625% 1/31/19	24,000	24,615
2.9% 7/19/18	29,000	29,731
5.75% 1/24/22	8,000	9,277
6.75% 10/1/37	190,000	243,699
Lazard Group LLC 4.25% 11/14/20	8,000	8,478
Morgan Stanley:
2.375% 7/23/19	20,000	20,339
3.7% 10/23/24	18,000	19,073
3.75% 2/25/23	36,000	38,502
4.875% 11/1/22	147,000	162,933
5% 11/24/25	13,000	14,491
		629,701
Consumer Finance - 0.1%
American Express Credit Corp. 1.875% 11/5/18	25,000	25,240
Discover Financial Services 3.95% 11/6/24	7,000	7,201
Hyundai Capital America 2.125% 10/2/17 (a)	4,000	4,027
Synchrony Financial:
1.875% 8/15/17	3,000	3,006
3% 8/15/19	4,000	4,089
3.75% 8/15/21	6,000	6,292
4.25% 8/15/24	6,000	6,296
		56,151
Diversified Financial Services - 0.3%
Brixmor Operating Partnership LP 4.125% 6/15/26	6,000	6,227
IntercontinentalExchange, Inc.:
2.75% 12/1/20	4,000	4,169
3.75% 12/1/25	7,000	7,665
MSCI, Inc. 5.25% 11/15/24 (a)	90,000	95,625
		113,686
Insurance - 0.3%
American International Group, Inc. 3.3% 3/1/21	6,000	6,294
Hartford Financial Services Group, Inc. 5.125% 4/15/22	2,000	2,266
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (a)	8,000	8,121
Pacific LifeCorp 6% 2/10/20 (a)	4,000	4,441
Pricoa Global Funding I 5.375% 5/15/45 (b)	11,000	11,550
Prudential Financial, Inc. 4.5% 11/16/21	100,000	111,924
TIAA Asset Management Finance LLC 2.95% 11/1/19 (a)	3,000	3,080
Unum Group 5.75% 8/15/42	5,000	5,723
		153,399
Real Estate Investment Trusts - 1.7%
Alexandria Real Estate Equities, Inc. 2.75% 1/15/20	2,000	2,022
American Campus Communities Operating Partnership LP 3.75% 4/15/23	3,000	3,146
AvalonBay Communities, Inc. 3.625% 10/1/20	5,000	5,305
Camden Property Trust:
2.95% 12/15/22	4,000	4,031
4.25% 1/15/24	8,000	8,652
Corporate Office Properties LP 5% 7/1/25	5,000	5,390
DDR Corp.:
3.5% 1/15/21	140,000	144,761
3.625% 2/1/25	5,000	5,071
4.25% 2/1/26	4,000	4,243
4.75% 4/15/18	132,000	137,576
Duke Realty LP:
3.25% 6/30/26	2,000	2,053
3.625% 4/15/23	5,000	5,276
3.875% 10/15/22	8,000	8,517
Equity One, Inc. 3.75% 11/15/22	20,000	20,485
ERP Operating LP 4.625% 12/15/21	275,000	308,166
Government Properties Income Trust 3.75% 8/15/19	10,000	10,235
Highwoods/Forsyth LP 3.2% 6/15/21	6,000	6,078
Lexington Corporate Properties Trust 4.4% 6/15/24	4,000	4,106
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	14,000	14,275
4.5% 1/15/25	3,000	3,045
4.95% 4/1/24	3,000	3,137
5.25% 1/15/26	10,000	10,738
Retail Opportunity Investments Partnership LP:
4% 12/15/24	2,000	2,023
5% 12/15/23	2,000	2,143
Weingarten Realty Investors 3.375% 10/15/22	2,000	2,045
WP Carey, Inc.:
4% 2/1/25	13,000	12,981
4.6% 4/1/24	20,000	20,919
		756,419
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP:
3.95% 2/15/23	10,000	10,232
4.1% 10/1/24	10,000	10,290
4.95% 4/15/18	11,000	11,496
CBRE Group, Inc. 4.875% 3/1/26	20,000	21,057
Digital Realty Trust LP 3.95% 7/1/22	7,000	7,404
Essex Portfolio LP 3.875% 5/1/24	7,000	7,463
Liberty Property LP 3.375% 6/15/23	25,000	25,463
Mack-Cali Realty LP:
2.5% 12/15/17	9,000	9,038
3.15% 5/15/23	12,000	11,171
Mid-America Apartments LP:
4% 11/15/25	3,000	3,214
4.3% 10/15/23	2,000	2,168
Tanger Properties LP:
3.125% 9/1/26	6,000	5,992
3.75% 12/1/24	7,000	7,345
3.875% 12/1/23	4,000	4,237
Ventas Realty LP:
3.125% 6/15/23	3,000	3,059
4.125% 1/15/26	3,000	3,247
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19	3,000	3,154
		146,030

TOTAL FINANCIALS		2,546,213

HEALTH CARE - 0.2%
Health Care Providers & Services - 0.1%
Express Scripts Holding Co. 4.75% 11/15/21	2,000	2,249
WellPoint, Inc. 3.3% 1/15/23	21,000	21,979
		24,228
Pharmaceuticals - 0.1%
Mylan N.V.:
2.5% 6/7/19 (a)	6,000	6,076
3.15% 6/15/21 (a)	12,000	12,266
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	8,000	8,003
2.8% 7/21/23	6,000	6,024
3.15% 10/1/26	7,000	7,048
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	3,000	3,013
Zoetis, Inc. 3.25% 2/1/23	4,000	4,115
		46,545

TOTAL HEALTH CARE		70,773

INDUSTRIALS - 0.1%
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.125% 1/15/18	5,000	5,005
3.375% 6/1/21	6,000	6,210
3.75% 2/1/22	11,000	11,489
3.875% 4/1/21	9,000	9,484
4.25% 9/15/24	9,000	9,461
		41,649
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.0%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 6.02% 6/15/26 (a)	10,000	10,720
Software - 0.0%
Autodesk, Inc. 3.125% 6/15/20	16,000	16,386
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co.:
3.6% 10/15/20 (a)	10,000	10,448
4.4% 10/15/22 (a)	10,000	10,562
4.9% 10/15/25 (a)	10,000	10,664
		31,674

TOTAL INFORMATION TECHNOLOGY		58,780

MATERIALS - 0.1%
Metals & Mining - 0.1%
Anglo American Capital PLC:
3.625% 5/14/20 (a)	10,000	9,900
4.875% 5/14/25 (a)	19,000	19,048
		28,948
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.:
3.6% 2/17/23	16,000	16,890
5.55% 8/15/41	48,000	56,686
CenturyLink, Inc.:
5.15% 6/15/17	2,000	2,050
6% 4/1/17	2,000	2,053
6.15% 9/15/19	2,000	2,170
Verizon Communications, Inc.:
3.45% 3/15/21	28,000	29,870
4.5% 9/15/20	103,000	113,665
5.012% 8/21/54	84,000	92,102
		315,486
UTILITIES - 0.3%
Electric Utilities - 0.2%
Cleveland Electric Illuminating Co. 5.7% 4/1/17	3,000	3,069
Duke Energy Corp. 2.1% 6/15/18	5,000	5,060
Entergy Corp. 4% 7/15/22	10,000	10,751
FirstEnergy Corp.:
4.25% 3/15/23	30,000	31,726
7.375% 11/15/31	5,000	6,524
IPALCO Enterprises, Inc. 3.45% 7/15/20	17,000	17,425
		74,555
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP:
2.15% 6/15/19 (a)	3,000	3,036
2.7% 6/15/21 (a)	3,000	3,067
3.55% 6/15/26 (a)	5,000	5,262
		11,365
Multi-Utilities - 0.1%
Dominion Resources, Inc. 2.9311% 9/30/66 (b)	6,000	4,740
Puget Energy, Inc.:
6% 9/1/21	13,000	15,004
6.5% 12/15/20	4,000	4,649
Sempra Energy 6% 10/15/39	11,000	14,304
		38,697

TOTAL UTILITIES		124,617

TOTAL NONCONVERTIBLE BONDS
(Cost $4,641,797)		4,831,109

U.S. Government and Government Agency Obligations - 5.1%
U.S. Treasury Inflation-Protected Obligations - 1.9%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$184,248	$191,584
1% 2/15/46	101,728	113,366
U.S. Treasury Inflation-Indexed Notes:
0.375% 7/15/25	447,225	457,220
0.625% 1/15/26	71,009	74,022

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		836,192

U.S. Treasury Obligations - 3.2%
U.S. Treasury Bonds:
2.5% 2/15/46	205,000	216,547
3% 5/15/45	185,000	215,330
3% 11/15/45	140,000	163,105
U.S. Treasury Notes:
0.875% 11/30/17	695,000	696,195
1.625% 2/15/26	35,000	35,109
2% 8/15/25	129,000	133,611

TOTAL U.S. TREASURY OBLIGATIONS		1,459,897

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,180,739)		2,296,089

U.S. Government Agency - Mortgage Securities - 6.8%
Fannie Mae - 4.5%
2.5% 1/1/28	77,128	79,822
3% 8/1/31 to 9/1/43	262,693	274,254
3% 9/1/46 (c)	100,000	103,695
3% 10/1/46 (c)	100,000	103,492
3.5% 11/1/30 to 5/1/46	325,808	346,592
3.5% 9/1/46 (c)	50,000	52,676
3.5% 9/1/46 (c)	200,000	210,703
4% 4/1/42 to 1/1/43	403,362	434,432
4.5% 3/1/41 to 1/1/42	85,268	93,536
5% 11/1/33 to 2/1/35	93,154	105,379
5.5% 5/1/27 to 9/1/41	180,041	202,335

TOTAL FANNIE MAE		2,006,916

Freddie Mac - 1.1%
3% 2/1/43	73,197	76,549
3% 9/1/46 (c)	100,000	103,701
3.5% 4/1/43 to 8/1/43	157,238	167,089
4% 2/1/41	69,366	74,728
4.5% 3/1/41 to 4/1/41	68,608	75,321

TOTAL FREDDIE MAC		497,388

Ginnie Mae - 1.2%
3% 9/1/46 (c)	90,000	94,233
3.5% 12/20/41 to 8/20/43	228,610	243,517
4% 11/20/40	54,132	58,414
4.5% 5/20/41	63,806	70,211
5% 10/15/33	84,846	94,676

TOTAL GINNIE MAE		561,051

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $3,017,496)		3,065,355

Asset-Backed Securities - 0.1%
Vericrest Opportunity Loan Trust Series 2014-NPL7 Class A1, 3.375% 8/27/57(a)	$	$
(Cost $23,091)	23,119	$ 23,086

Collateralized Mortgage Obligations - 0.1%
Private Sponsor - 0.1%
Nationstar HECM Loan Trust sequential payer Series 2015-2A Class A, 2.8826% 11/25/25 (a)
(Cost 53,008)	53,008	53,008

Commercial Mortgage Securities - 1.5%
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	98,500	99,563
Greenwich Capital Commercial Funding Corp. sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	90,814	91,330
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A1A, 5.547% 11/10/39	1,562	1,561
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer:
Series 2006-CB17 Class A4, 5.429% 12/12/43	453	453
Series 2007-CB18 Class A4, 5.44% 6/12/47	55,174	55,575
Series 2007-LD11 Class A4, 5.7416% 6/15/49 (b)	225,717	229,327
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9184% 7/15/44 (b)	8,556	8,797
Wachovia Bank Commercial Mortgage Trust sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	170,000	171,389
Series 2007-C31 Class A4, 5.509% 4/15/47	8,114	8,203
Series 2007-C33 Class A4, 5.9484% 2/15/51 (b)	20,483	20,816
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $744,003)		687,014

Municipal Securities - 0.5%
Chicago Gen. Oblig. 6.314% 1/1/44	35,000	35,613
Illinois Gen. Oblig.:
Series 2003:	$	$
4.35% 6/1/18	3,667	3,744
4.95% 6/1/23	15,000	15,827
5.1% 6/1/33	95,000	92,623
Series 2010-1, 6.63% 2/1/35	20,000	21,934
Series 2010-3:
6.725% 4/1/35	5,000	5,492
7.35% 7/1/35	5,000	5,759
Series 2010-5, 6.2% 7/1/21	5,000	5,425
Series 2011, 5.877% 3/1/19	15,000	16,274
Series 2013:
1.84% 12/1/16	5,000	5,003
3.6% 12/1/19	5,000	5,069
TOTAL MUNICIPAL SECURITIES
(Cost $212,676)		212,763

Foreign Government and Government Agency Obligations - 0.0%
United Mexican States 3.5% 1/21/21 (Cost $10,953)	$11,000	$11,756

Bank Notes - 0.0%
Marshall & Ilsley Bank 5% 1/17/17
(Cost $1,010)	1,000	1,012
	Shares	Value

Fixed-Income Funds - 74.7%
Intermediate-Term Bond Funds - 74.7%
Metropolitan West Total Return Bond Fund Class I	981,766	$10,828,880
PIMCO Total Return Fund Institutional Class	921,065	9,523,808
Western Asset Core Bond Fund Class I	1,047,813	13,380,571
TOTAL FIXED-INCOME FUNDS
(Cost $33,448,146)		33,733,259

Money Market Funds - 1.9%
State Street Institutional U.S. Government Money Market Fund Premier Class 0.26% (d)
(Cost $874,931)	874,931	874,931
TOTAL INVESTMENT PORTFOLIO - 101.4%
(Cost $45,207,850)		45,789,382
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(621,364)
NET ASSETS - 100%		$45,168,018

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
3% 9/1/46	$(100,000)	$(103,695)
4% 9/1/46	(100,000)	(107,102)
TOTAL TBA SALE COMMITMENTS
(Proceeds $210,652)		$(210,797)

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $466,293 or 1.0% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$4,831,109	$--	$4,831,109	$--
U.S. Government and Government Agency Obligations	2,296,089	--	2,296,089	--
U.S. Government Agency - Mortgage Securities	3,065,355	--	3,065,355	--
Asset-Backed Securities	23,086	--	23,086	--
Collateralized Mortgage Obligations	53,008	--	53,008	--
Commercial Mortgage Securities	687,014	--	687,014	--
Municipal Securities	212,763	--	212,763	--
Foreign Government and Government Agency Obligations	11,756	--	11,756	--
Bank Notes	1,012	--	1,012	--
Fixed-Income Funds	33,733,259	33,733,259	--	--
Money Market Funds	874,931	874,931	--	--
Total Investments in Securities:	$45,789,382	$34,608,190	$11,181,192	$--
Other Financial Instruments:
TBA Sale Commitments	$(210,797)	$--	$(210,797)	$--
Total Other Financial Instruments:	$(210,797)	$--	$(210,797)	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $45,207,850)		$45,789,382
Receivable for investments sold		4,325
Receivable for TBA sale commitments		210,652
Receivable for fund shares sold		56,273
Interest receivable		73,467
Prepaid expenses		168
Receivable from investment adviser for expense reductions		2,876
Other receivables		479
Total assets		46,137,622
Liabilities
Payable for investments purchased
Regular delivery	$29,068
Delayed delivery	667,220
TBA sale commitments, at value	210,797
Payable for fund shares redeemed	31,333
Accrued management fee	1,247
Distribution and service plan fees payable	23
Other affiliated payables	2,054
Other payables and accrued expenses	27,862
Total liabilities		969,604
Net Assets		$45,168,018
Net Assets consist of:
Paid in capital		$44,648,285
Undistributed net investment income		4,139
Accumulated undistributed net realized gain (loss) on investments		(65,793)
Net unrealized appreciation (depreciation) on investments		581,387
Net Assets		$45,168,018
Core Income Multi-Manager:
Net Asset Value, offering price and redemption price per share ($41,946,558 ÷ 4,144,646 shares)		$10.12
Class F:
Net Asset Value, offering price and redemption price per share ($2,997,653 ÷ 296,095 shares)		$10.12
Class L:
Net Asset Value, offering price and redemption price per share ($112,294 ÷ 11,093 shares)		$10.12
Class N:
Net Asset Value, offering price and redemption price per share ($111,513 ÷ 11,017 shares)		$10.12

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2016 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$426,006
Interest		175,240
Total income		601,246
Expenses
Management fee	$73,612
Transfer agent fees	3,127
Distribution and service plan fees	136
Accounting fees and expenses	9,171
Custodian fees and expenses	5,981
Independent trustees' fees and expenses	283
Registration fees	28,678
Audit	34,298
Legal	127
Miscellaneous	1,763
Total expenses before reductions	157,176
Expense reductions	(105,104)	52,072
Net investment income (loss)		549,174
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	28,593
Total net realized gain (loss)		28,593
Change in net unrealized appreciation (depreciation) on: Investment securities	1,625,600
Delayed delivery commitments	(93)
Total change in net unrealized appreciation (depreciation)		1,625,507
Net gain (loss)		1,654,100
Net increase (decrease) in net assets resulting from operations		$2,203,274

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$549,174	$1,142,961
Net realized gain (loss)	28,593	85,813
Change in net unrealized appreciation (depreciation)	1,625,507	(1,276,886)
Net increase (decrease) in net assets resulting from operations	2,203,274	(48,112)
Distributions to shareholders from net investment income	(540,503)	(1,136,312)
Distributions to shareholders from net realized gain	–	(45,386)
Total distributions	(540,503)	(1,181,698)
Share transactions - net increase (decrease)	(1,127,176)	2,502,130
Total increase (decrease) in net assets	535,595	1,272,320
Net Assets
Beginning of period	44,632,423	43,360,103
End of period	$45,168,018	$44,632,423
Other Information
Undistributed net investment income end of period	$4,139	$–
Distributions in excess of net investment income end of period	$–	$(4,532)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Core Income Multi-Manager Fund

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013 B
Selected Per–Share Data
Net asset value, beginning of period	$9.75	$10.02	$9.84	$10.09	$10.00
Income from Investment Operations
Net investment income (loss)C	.124	.256	.285	.248	.201
Net realized and unrealized gain (loss)	.368	(.262)	.184	(.222)	.151
Total from investment operations	.492	(.006)	.469	.026	.352
Distributions from net investment income	(.122)	(.254)	(.286)	(.243)	(.197)
Distributions from net realized gain	–	(.010)	(.003)	(.033)	(.065)
Total distributions	(.122)	(.264)	(.289)	(.276)	(.262)
Net asset value, end of period	$10.12	$9.75	$10.02	$9.84	$10.09
Total ReturnD,E	5.07%	(.04)%	4.83%	.29%	3.54%
Ratios to Average Net AssetsF
Expenses before reductions	.71%G	.65%	.65%	.68%	.66%G
Expenses net of fee waivers, if any	.23%G	.23%	.23%	.23%	.23%G
Expenses net of all reductions	.23%G	.23%	.23%	.23%	.23%G
Net investment income (loss)	2.47%G	2.61%	2.87%	2.53%	2.84%G
Supplemental Data
Net assets, end of period (000 omitted)	$41,947	$41,445	$40,564	$42,471	$41,975
Portfolio turnover rateH	36%G	74%	115%	87%	190%G

 A For the year ended February 29.

 B For the period June 19, 2012 (commencement of operations) to February 28, 2013.

 C Calculated based on average shares outstanding during the period.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class's annualized ratio. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 G Annualized

 H Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Core Income Multi-Manager Fund Class F

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013 B
Selected Per–Share Data
Net asset value, beginning of period	$9.75	$10.03	$9.84	$10.10	$10.19
Income from Investment Operations
Net investment income (loss)C	.124	.256	.285	.245	.072
Net realized and unrealized gain (loss)	.369	(.269)	.194	(.229)	(.029)
Total from investment operations	.493	(.013)	.479	.016	.043
Distributions from net investment income	(.123)	(.257)	(.286)	(.243)	(.068)
Distributions from net realized gain	–	(.010)	(.003)	(.033)	(.065)
Total distributions	(.123)	(.267)	(.289)	(.276)	(.133)
Net asset value, end of period	$10.12	$9.75	$10.03	$9.84	$10.10
Total ReturnD,E	5.08%	(.12)%	4.94%	.19%	.43%
Ratios to Average Net AssetsF
Expenses before reductions	.69%G	.63%	.63%	.75%	.66%G
Expenses net of fee waivers, if any	.23%G	.23%	.23%	.23%	.23%G
Expenses net of all reductions	.23%G	.23%	.23%	.23%	.23%G
Net investment income (loss)	2.46%G	2.61%	2.87%	2.53%	3.62%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,998	$2,974	$2,583	$1,396	$272
Portfolio turnover rateH	36%G	74%	115%	87%	190%G

 A For the year ended February 29.

 B For the period December 18, 2012 (commencement of sale of shares) to February 28, 2013.

 C Calculated based on average shares outstanding during the period.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class's annualized ratio. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 G Annualized

 H Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Core Income Multi-Manager Fund Class L

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014 B
Selected Per–Share Data
Net asset value, beginning of period	$9.75	$10.03	$9.84	$9.72
Income from Investment Operations
Net investment income (loss)C	.124	.256	.285	.073
Net realized and unrealized gain (loss)	.368	(.272)	.194	.118
Total from investment operations	.492	(.016)	.479	.191
Distributions from net investment income	(.122)	(.254)	(.286)	(.068)
Distributions from net realized gain	–	(.010)	(.003)	(.003)
Total distributions	(.122)	(.264)	(.289)	(.071)
Net asset value, end of period	$10.12	$9.75	$10.03	$9.84
Total ReturnD,E	5.06%	(.14)%	4.93%	1.97%
Ratios to Average Net AssetsF
Expenses before reductions	.70%G	.65%	.65%	.82%G
Expenses net of fee waivers, if any	.23%G	.23%	.23%	.23%G
Expenses net of all reductions	.23%G	.23%	.23%	.23%G
Net investment income (loss)	2.47%G	2.60%	2.87%	2.52%G
Supplemental Data
Net assets, end of period (000 omitted)	$112	$107	$107	$102
Portfolio turnover rateH	36%G	74%	115%	87%G

 A For the year ended February 29.

 B For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

 C Calculated based on average shares outstanding during the period.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class's annualized ratio. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 G Annualized

 H Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Core Income Multi-Manager Fund Class N

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014 B
Selected Per–Share Data
Net asset value, beginning of period	$9.75	$10.03	$9.84	$9.72
Income from Investment Operations
Net investment income (loss)C	.112	.231	.261	.066
Net realized and unrealized gain (loss)	.367	(.271)	.193	.118
Total from investment operations	.479	(.040)	.454	.184
Distributions from net investment income	(.109)	(.230)	(.261)	(.061)
Distributions from net realized gain	–	(.010)	(.003)	(.003)
Total distributions	(.109)	(.240)	(.264)	(.064)
Net asset value, end of period	$10.12	$9.75	$10.03	$9.84
Total ReturnD,E	4.94%	(.39)%	4.68%	1.90%
Ratios to Average Net AssetsF
Expenses before reductions	.95%G	.90%	.90%	1.07%G
Expenses net of fee waivers, if any	.48%G	.48%	.48%	.48%G
Expenses net of all reductions	.48%G	.48%	.48%	.48%G
Net investment income (loss)	2.22%G	2.35%	2.62%	2.27%G
Supplemental Data
Net assets, end of period (000 omitted)	$112	$106	$107	$102
Portfolio turnover rateH	36%G	74%	115%	87%G

 A For the year ended February 29.

 B For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

 C Calculated based on average shares outstanding during the period.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class's annualized ratio. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 G Annualized

 H Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2016

1. Organization.

Strategic Advisers Core Income Multi-Manager Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and certain Fidelity brokerage or mutual fund accounts. The Fund offers Core Income Multi-Manager, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2016 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$1,340,527
Gross unrealized depreciation	(776,472)
Net unrealized appreciation (depreciation) on securities	$564,055
Tax cost	$45,225,327

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(76,529)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities and U.S. government securities, aggregated $2,001,789 and $4,156,844, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .65% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .33% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Advisers. FIAM LLC (an affiliate of the investment adviser) served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Prudential Investment Management, Inc. (Prudential) has been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, Prudential has not been allocated any portion of the Fund's assets. Prudential in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$136	$136

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Core Income Multi-Manager	$3,113.02
Class L	7.01
Class N	7.01
	$3,127

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $62 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .30% of the Fund's average net assets until April 30, 2018. During the period, this waiver reduced the Fund's management fee by $66,302.

The investment adviser has also contractually agreed to reimburse Core Income Multi-Manager, Class L and Class N to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2018. In addition, the investment adviser has voluntarily agreed to reimburse Class F to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. Some expenses, for example sub-advisory fees and interest expense, including commitment fees, are excluded from these reimbursements. The following classes of the Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Core Income Multi-Manager	.20%	$36,304
Class F	.20%	2,308
Class L	.20%	95
Class N	.45%	95

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2016	Year ended February 29, 2016
From net investment income
Core Income Multi-Manager	$502,675	$1,051,177
Class F	35,289	79,916
Class L	1,341	2,746
Class N	1,198	2,473
Total	$540,503	$1,136,312
From net realized gain
Core Income Multi-Manager	$–	$41,928
Class F	–	3,241
Class L	–	109
Class N	–	108
Total	$–	$45,386

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2016	Year ended February 29, 2016	Six months ended August 31, 2016	Year ended February 29, 2016
Core Income Multi-Manager
Shares sold	169,005	195,744	$1,688,782	$1,919,228
Reinvestment of distributions	50,277	111,363	502,675	1,093,091
Shares redeemed	(327,296)	(100,878)	(3,233,891)	(990,953)
Net increase (decrease)	(108,014)	206,229	$(1,042,434)	$2,021,366
Class F
Shares sold	50,755	126,576	$507,639	$1,246,918
Reinvestment of distributions	3,550	8,472	35,289	83,157
Shares redeemed	(63,297)	(87,452)	(630,209)	(854,747)
Net increase (decrease)	(8,992)	47,596	$(87,281)	$475,328
Class L
Reinvestment of distributions	134	291	$1,341	$2,855
Net increase (decrease)	134	291	$1,341	$2,855
Class N
Reinvestment of distributions	120	263	$1,198	$2,581
Net increase (decrease)	120	263	$1,198	$2,581

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 86% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2016 to August 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During Period-B March 1, 2016 to August 31, 2016
Core Income Multi-Manager	.23%
Actual		$1,000.00	$1,050.70	$1.19
Hypothetical-C		$1,000.00	$1,024.05	$1.17
Class F	.23%
Actual		$1,000.00	$1,050.80	$1.19
Hypothetical-C		$1,000.00	$1,024.05	$1.17
Class L	.23%
Actual		$1,000.00	$1,050.60	$1.19
Hypothetical-C		$1,000.00	$1,024.05	$1.17
Class N	.48%
Actual		$1,000.00	$1,049.40	$2.48
Hypothetical-C		$1,000.00	$1,022.79	$2.45

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each Class' annualized expense ratio.

 C 5% return per year before expenses

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Strategic Advisers® Income Opportunities Fund Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public Semi-Annual Report August 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of August 31, 2016

(excluding cash equivalents)

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Capital & Income Fund	18.2	17.7
T. Rowe Price High Yield Fund I Class	17.9	18.6
Hotchkis and Wiley High Yield Fund Class A	11.8	10.5
BlackRock High Yield Bond Portfolio Investor A Class	10.9	11.6
Janus High-Yield Fund Class T	9.9	11.3
Eaton Vance Income Fund of Boston Class A	8.4	8.0
Fidelity Advisor High Income Advantage Fund Class I	7.5	7.0
MainStay High Yield Corporate Bond Fund Class A	6.8	6.1
Fidelity High Income Fund	5.7	6.6
Artisan High Income Fund Investor Shares	1.4	1.0
	98.5

Asset Allocation (% of fund's net assets)

As of August 31, 2016
High Yield Fixed-Income Funds	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

As of February 29, 2016
High Yield Fixed-Income Funds	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

Asset allocations of funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Fixed-Income Funds - 99.9%
	Shares	Value
High Yield Fixed-Income Funds - 99.9%
Artisan High Income Fund Investor Shares	5,314,387	$52,293,571
BlackRock High Yield Bond Portfolio Investor A Class	52,557,626	399,437,959
Eaton Vance Income Fund of Boston Class A	53,821,394	307,858,372
Fidelity Advisor High Income Advantage Fund Class I (a)	27,295,652	272,956,520
Fidelity Advisor High Income Fund Class I (a)	2,877,514	22,300,735
Fidelity Capital & Income Fund (a)	68,862,560	665,212,331
Fidelity High Income Fund (a)	24,135,028	209,009,338
Hotchkis and Wiley High Yield Fund Class A	36,336,883	430,955,437
Janus High-Yield Fund Class T	43,024,787	361,838,457
MainStay High Yield Corporate Bond Fund Class A	43,234,361	247,732,887
T. Rowe Price High Yield Fund I Class	98,734,309	653,621,124
Third Avenue Focused Credit Fund Institutional Class	7,030,125	29,878,034
TOTAL HIGH YIELD FIXED-INCOME FUNDS
(Cost $3,632,132,227)		3,653,094,765

Money Market Funds - 0.0%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.30% (a)(b)	24,825	24,825
State Street Institutional U.S. Government Money Market Fund Premier Class 0.26% (b)	10	10
TOTAL MONEY MARKET FUNDS
(Cost $24,835)		24,835
TOTAL INVESTMENT PORTFOLIO - 99.9%
(Cost $3,632,157,062)		3,653,119,600
NET OTHER ASSETS (LIABILITIES) - 0.1%		3,454,747
NET ASSETS - 100%		$3,656,574,347

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor High Income Advantage Fund Class I	$267,237,354	$15,662,177	$42,943,965	$6,374,629	$272,956,520
Fidelity Advisor High Income Fund Class I	25,849,395	--	5,943,933	633,785	22,300,735
Fidelity Capital & Income Fund	673,754,104	20,896,681	93,943,965	14,462,943	665,212,331
Fidelity High Income Fund	253,601,089	6,782,453	79,720,110	6,783,472	209,009,338
Fidelity Investments Money Market Government Portfolio Institutional Class 0.30%	--	404,797,779	404,772,954	24,825	24,825
Total	$1,220,441,942	$448,139,090	$627,324,927	$28,279,654	$1,169,503,749

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Fixed-Income Funds	$3,653,094,765	$3,623,216,732	$--	$29,878,033
Money Market Funds	24,835	24,835	--	--
Total Investments in Securities:	$3,653,119,600	$3,623,241,567	$--	$29,878,033

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,560,975,859)	$2,483,615,851
Affiliated issuers (cost $1,071,181,203)	1,169,503,749
Total Investments (cost $3,632,157,062)		$3,653,119,600
Receivable for fund shares sold		2,893,652
Dividends receivable		3,645,672
Prepaid expenses		14,147
Other receivables		45,949
Total assets		3,659,719,020
Liabilities
Payable for investments purchased	$785,179
Payable for fund shares redeemed	1,660,649
Distributions payable	542,203
Other affiliated payables	24,241
Other payables and accrued expenses	132,401
Total liabilities		3,144,673
Net Assets		$3,656,574,347
Net Assets consist of:
Paid in capital		$3,764,330,956
Distributions in excess of net investment income		(17,470,859)
Accumulated undistributed net realized gain (loss) on investments		(111,248,288)
Net unrealized appreciation (depreciation) on investments		20,962,538
Net Assets, for 392,953,702 shares outstanding		$3,656,574,347
Net Asset Value, offering price and redemption price per share ($3,656,574,347 ÷ 392,953,702 shares)		$9.31

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2016 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$79,302,472
Affiliated issuers		28,279,654
Interest		10
Total income		107,582,136
Expenses
Management fee	$4,902,909
Transfer agent fees	116
Accounting fees and expenses	153,226
Custodian fees and expenses	5,183
Independent trustees' fees and expenses	25,352
Registration fees	54,810
Audit	17,914
Legal	11,174
Miscellaneous	91,984
Total expenses before reductions	5,262,668
Expense reductions	(4,902,909)	359,759
Net investment income (loss)		107,222,377
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(32,226,095)
Affiliated issuers	(6,975,154)
Total net realized gain (loss)		(39,201,249)
Change in net unrealized appreciation (depreciation) on underlying funds		404,756,360
Net gain (loss)		365,555,111
Net increase (decrease) in net assets resulting from operations		$472,777,488

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$107,222,377	$226,802,603
Net realized gain (loss)	(39,201,249)	(62,627,518)
Change in net unrealized appreciation (depreciation)	404,756,360	(510,405,806)
Net increase (decrease) in net assets resulting from operations	472,777,488	(346,230,721)
Distributions to shareholders from net investment income	(107,309,410)	(234,835,696)
Distributions to shareholders from net realized gain	–	(51,481,511)
Distributions to shareholders from tax return of capital	–	(9,936,573)
Total distributions	(107,309,410)	(296,253,780)
Share transactions
Proceeds from sales of shares	323,440,115	722,122,764
Reinvestment of distributions	106,225,778	296,039,321
Cost of shares redeemed	(952,082,978)	(787,315,991)
Net increase (decrease) in net assets resulting from share transactions	(522,417,085)	230,846,094
Total increase (decrease) in net assets	(156,949,007)	(411,638,407)
Net Assets
Beginning of period	3,813,523,354	4,225,161,761
End of period	$3,656,574,347	$3,813,523,354
Other Information
Distributions in excess of net investment income end of period	$(17,470,859)	$(17,383,826)
Shares
Sold	35,930,221	77,297,897
Issued in reinvestment of distributions	11,792,564	31,860,963
Redeemed	(104,505,593)	(84,486,906)
Net increase (decrease)	(56,782,808)	24,671,954

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Income Opportunities Fund

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016A	2015	2014	2013	2012A
Selected Per–Share Data
Net asset value, beginning of period	$8.48	$9.94	$10.45	$10.21	$9.81	$10.10
Income from Investment Operations
Net investment income (loss)B	.246	.518	.551	.579	.595	.657
Net realized and unrealized gain (loss)	.829	(1.300)	(.369)	.297	.430	(.286)
Total from investment operations	1.075	(.782)	.182	.876	1.025	.371
Distributions from net investment income	(.245)	(.537)C	(.552)	(.569)	(.595)	(.653)
Distributions from net realized gain	–	(.118)C	(.140)	(.067)	(.030)	(.008)
Tax return of capital	–	(.023)	–	–	–	–
Total distributions	(.245)	(.678)	(.692)	(.636)	(.625)	(.661)
Net asset value, end of period	$9.31	$8.48	$9.94	$10.45	$10.21	$9.81
Total ReturnD,E	12.81%	(8.26)%	1.82%	8.90%	10.82%	4.00%
Ratios to Average Net AssetsF
Expenses before reductions	.27%G	.26%	.26%	.27%	.27%	.27%
Expenses net of fee waivers, if any	.02%G	.01%	.01%	.02%	.02%	.02%
Expenses net of all reductions	.02%G	.01%	.01%	.02%	.02%	.02%
Net investment income (loss)	5.42%G	5.56%	5.40%	5.66%	6.01%	6.82%
Supplemental Data
Net assets, end of period (000 omitted)	$3,656,574	$3,813,523	$4,225,162	$4,442,944	$3,769,123	$2,954,875
Portfolio turnover rateH	28%G	10%	16%	12%	27%	2%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 G Annualized

 H Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2016

1. Organization.

Strategic Advisers Income Opportunities Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund currently invests in affiliated and unaffiliated mutual funds (the Underlying Funds). The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses a third party pricing vendor approved by the Board of Trustees (the Board) to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, deferred trustees compensation, tax return of capital distribution and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$139,191,505
Gross unrealized depreciation	(125,602,435)
Net unrealized appreciation (depreciation) on securities	$13,589,070
Tax cost	$3,639,530,530

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(8,381,080)
Long-term	(16,019,236)
Total capital loss carryforward	$(24,400,316)

The Fund elected to defer to its next fiscal year approximately $39,379,245 of capital losses recognized during the period November 1, 2015 to February 29, 2016.

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares, aggregated $551,372,015 and $1,073,832,841, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .75% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .25% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. The Fund does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of less than .01% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,756 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2019. During the period, this waiver reduced the Fund's management fee by $4,902,909.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within principal investment strategies may represent a significant portion of an Underlying Fund's net assets. At the end of the period, the Fund was the owner of record of approximately 15% of the total outstanding shares of Fidelity Advisor High Income Advantage Fund.

In October, 2016 shareholders approved the appointment of FIAM LLC (an affiliate of the investment adviser) as a sub-adviser for the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2016 to August 31, 2016).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During Period-B March 1, 2016 to August 31, 2016
Actual	.02%	$1,000.00	$1,128.10	$.11
Hypothetical-C		$1,000.00	$1,025.10	$.10

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Income Opportunities Fund

On June 7, 2016, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve a new investment advisory agreement (the New Sub-Advisory Agreement) with FIAM LLC (FIAM) for the fund to add a new investment mandate to the fund, subject to shareholder approval.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the New Sub-Advisory Agreement.

In considering whether to approve the New Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the New Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers, Inc. (Strategic Advisers) or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the New Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the New Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.  The Board noted that it is familiar with the nature, extent and quality of services provided by FIAM from its oversight of FIAM as sub-adviser for other funds under the Board's supervision. The Board considered that, the same support staff, including compliance personnel, that currently provides services to other funds overseen by the Board will also provide services to the fund under the New Sub-Advisory Agreement. The Board considered the backgrounds of the investment personnel that will provide services to the fund under the New Sub-Advisory Agreement, and also took into consideration the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up. The Board also considered the structure of FIAM's portfolio manager compensation program with respect to the investment personnel that will provide services under the New Sub-Advisory Agreement and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of the investment staff that will provide services to the fund under the New Sub-Advisory Agreement and its use of technology. The Board noted that the FIAM's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered FIAM's trading capabilities and resources which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by FIAM under the New Sub-Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Investment Performance.  The Board also considered the historical investment performance of FIAM and the portfolio managers in managing accounts under a similar investment mandate.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the New Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  In reviewing the New Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, and the amount and nature of fees to be paid by Strategic Advisers to FIAM under the New Sub-Advisory Agreement. Because Strategic Advisers will not allocate assets to FIAM at this time, the Board considered the hypothetical impact on the fund's management fee rate and total expenses if Strategic Advisers allocates assets to FIAM in the future.

The Board noted that the fund's contractual maximum aggregate annual management fee rate may not exceed 0.75% of the fund's average daily net assets and that the approval of the New Sub-Advisory Agreement will not result in a change to the contractual maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board considered Strategic Advisers' contractual agreement to waive its 0.25% portion of the fund's management fee through September 30, 2018 and its proposal to extend the waiver through September 30, 2019. The Board also considered that after approval of the New Sub-Advisory Agreement, the fund's management fee rate is expected to continue to rank below median and the fund's total net expenses are expected to maintain the same relationship to the competitive peer group median data provided in the June 2016 management contract renewal materials.

Based on its review, the Board concluded that the fund's management fee structure will continue to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the New Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the contractual maximum management fees payable by the fund or Strategic Advisers portion of the management fee, the Board did not consider the costs of services and profitability of the relationship with the fund to Strategic Advisers to be significant factors in its decision to approve the New Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to the New Sub-Advisory Agreement, the Board considered management's representation that it does not anticipate that the hiring of FIAM will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers and the fund's sub-advisory agreements. The Board noted that the New Sub-Advisory Agreement provides for breakpoints that have the potential to reduce sub-advisory fees paid to FIAM as assets allocated to FIAM grow.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the New Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered to the fund and that the New Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the New Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

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1.912883.106

Strategic Advisers® International Multi-Manager Fund Class F Semi-Annual Report August 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5095 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of August 31, 2016

(excluding cash equivalents)

	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA	2.1	2.2
KDDI Corp.	1.7	1.8
Novartis AG	1.6	1.4
Danone SA	1.4	1.5
Reckitt Benckiser Group PLC	1.4	1.4
Roche Holding AG (participation certificate)	1.3	1.6
Schneider Electric SA	1.3	0.9
British American Tobacco PLC (United Kingdom)	1.2	1.1
Bayer AG	1.0	1.0
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1.0	1.0
	14.0

Top Five Market Sectors as of August 31, 2016

(stocks only)

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.2	18.7
Industrials	14.2	11.8
Consumer Staples	14.0	14.5
Information Technology	11.3	9.8
Health Care	8.3	8.9

Geographic Diversification (% of fund's net assets)

As of August 31, 2016
Japan	18.1%
United Kingdom	14.9%
United States of America*	10.6%
Switzerland	9.9%
France	9.6%
Germany	8.2%
Netherlands	4.0%
Australia	3.5%
Hong Kong	2.4%
Other	18.8%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

As of February 29, 2016
Japan	18.0%
United Kingdom	17.4%
United States of America*	11.5%
Switzerland	10.2%
France	9.9%
Germany	7.5%
Netherlands	3.6%
Australia	3.1%
Hong Kong	1.9%
Other	16.9%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation (% of fund's net assets)

As of August 31, 2016
Common Stocks	90.9%
Preferred Stocks	1.5%
Short-Term Investments and Net Other Assets (Liabilities)	7.6%

As of February 29, 2016
Common Stocks	90.2%
Preferred Stocks	1.3%
Europe Stock Funds	1.4%
Short-Term Investments and Net Other Assets (Liabilities)	7.1%

Asset allocations of funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.9%
	Shares	Value
CONSUMER DISCRETIONARY - 7.5%
Auto Components - 0.8%
Brembo SpA	229	$13,372
Bridgestone Corp.	1,200	41,272
Compagnie Plastic Omnium	710	22,654
Continental AG	385	80,693
DENSO Corp.	600	24,774
GKN PLC	41,311	168,628
Koito Manufacturing Co. Ltd.	1,900	90,441
Valeo SA	1,585	82,017
		523,851
Automobiles - 0.8%
Fuji Heavy Industries Ltd.	2,700	106,941
Honda Motor Co. Ltd.	6,600	203,320
Isuzu Motors Ltd.	2,000	23,013
Renault SA	793	64,847
Suzuki Motor Corp.	1,800	59,655
Tata Motors Ltd. sponsored ADR	362	14,759
Yamaha Motor Co. Ltd.	2,000	40,980
		513,515
Hotels, Restaurants & Leisure - 1.7%
Accor SA	1,185	44,737
Carnival PLC	4,747	228,224
Compass Group PLC	24,684	467,206
Domino's Pizza UK & IRL PLC	3,024	14,248
Dominos Pizza Enterprises Ltd.	274	15,586
InterContinental Hotel Group PLC	739	31,645
Oriental Land Co. Ltd.	500	29,280
Sodexo SA	411	47,610
TUI AG	2,682	37,395
Whitbread PLC	2,710	148,466
Yum! Brands, Inc.	439	39,822
		1,104,219
Household Durables - 0.9%
Berkeley Group Holdings PLC	768	26,947
Casio Computer Co. Ltd.	1,500	21,181
Fujitsu General Ltd.	1,000	20,335
Haseko Corp.	1,100	10,408
Husqvarna AB (B Shares)	1,683	14,558
Nikon Corp.	6,900	101,301
SEB SA	136	18,098
Sony Corp.	3,500	112,550
Steinhoff International Holdings NV (South Africa)	7,559	45,358
Taylor Wimpey PLC	34,496	73,066
Techtronic Industries Co. Ltd.	29,500	119,596
		563,398
Internet & Catalog Retail - 0.1%
Rakuten, Inc.	2,500	31,562
Leisure Products - 0.1%
Sankyo Co. Ltd. (Gunma)	200	6,940
Yamaha Corp.	1,300	42,154
		49,094
Media - 1.0%
Altice NV:
Class A (a)	2,536	42,220
Class B (a)	800	13,301
Axel Springer Verlag AG	789	40,185
Cineworld Group PLC	1,724	12,927
Dentsu, Inc.	700	38,496
Informa PLC	3,865	35,959
Naspers Ltd. Class N	458	74,952
ProSiebenSat.1 Media AG	1,170	50,481
Publicis Groupe SA	1	74
RTL Group SA	153	12,877
Technicolor SA	1,768	11,472
UBM PLC	2,832	25,567
Vivendi SA	3,352	64,924
WPP PLC	10,063	232,334
		655,769
Multiline Retail - 0.1%
Dollarama, Inc.	724	53,497
Specialty Retail - 1.0%
ABC-MART, Inc.	800	50,259
Carphone Warehouse Group PLC	3,630	17,670
Dufry AG (a)	395	46,185
Esprit Holdings Ltd. (a)	96,550	85,379
Grandvision NV	443	12,541
Inditex SA	3,848	136,393
JB Hi-Fi Ltd.	777	17,338
Nitori Holdings Co. Ltd.	800	81,110
USS Co. Ltd.	13,000	207,819
WH Smith PLC	885	17,711
		672,405
Textiles, Apparel & Luxury Goods - 1.0%
adidas AG	682	113,354
Christian Dior SA	242	41,841
Compagnie Financiere Richemont SA Series A	4,057	233,848
Hermes International SCA	80	33,785
LVMH Moet Hennessy - Louis Vuitton SA	820	138,751
Pandora A/S	837	104,125
		665,704

TOTAL CONSUMER DISCRETIONARY		4,833,014

CONSUMER STAPLES - 13.2%
Beverages - 2.1%
Anheuser-Busch InBev SA NV	1,270	157,571
Asahi Group Holdings	3,900	127,632
Coca-Cola Amatil Ltd.	6,413	47,058
Diageo PLC	12,119	335,877
Embotelladoras Arca S.A.B. de CV	4,616	28,761
Heineken NV (Bearer)	2,707	241,864
ITO EN Ltd.	3,100	93,181
Pernod Ricard SA	2,555	293,262
		1,325,206
Food & Staples Retailing - 0.9%
Ahold Delhaize NV	5,312	127,186
Ain Holdings, Inc.	300	17,020
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	695	35,842
Axfood AB	778	13,823
Bidcorp Ltd. (a)	895	16,437
Colruyt NV	385	21,131
Jeronimo Martins SGPS SA	2,067	33,351
Lawson, Inc.	200	14,034
Metro, Inc. Class A (sub. vtg.)	1,369	46,496
PriceSmart, Inc.	595	49,700
Seven & i Holdings Co. Ltd.	1,200	50,511
Spar Group Ltd.	1,400	18,283
Sundrug Co. Ltd.	1,300	94,235
Tsuruha Holdings, Inc.	300	29,401
		567,450
Food Products - 4.0%
Aryzta AG	3,870	154,163
Danone SA	11,515	876,608
Greencore Group PLC	4,321	19,916
Kerry Group PLC Class A	782	66,450
Nestle SA	17,105	1,363,145
Toyo Suisan Kaisha Ltd.	2,900	118,702
		2,598,984
Household Products - 2.0%
Colgate-Palmolive Co.	4,181	310,816
Reckitt Benckiser Group PLC	9,061	875,281
Svenska Cellulosa AB (SCA) (B Shares)	2,936	90,234
		1,276,331
Personal Products - 1.7%
AMOREPACIFIC Corp.	120	41,507
Kao Corp.	8,300	431,345
Kobayashi Pharmaceutical Co. Ltd.	2,600	120,746
Kose Corp.	300	26,908
L'Oreal SA	1,315	248,405
Pola Orbis Holdings, Inc.	300	23,950
Unilever NV (Certificaten Van Aandelen) (Bearer)	3,333	153,355
Unilever PLC	1,694	78,638
		1,124,854
Tobacco - 2.5%
British American Tobacco PLC (United Kingdom)	12,111	751,398
Imperial Tobacco Group PLC	3,004	157,532
Japan Tobacco, Inc.	15,200	588,814
KT&G Corp.	1,294	135,667
		1,633,411

TOTAL CONSUMER STAPLES		8,526,236

ENERGY - 4.3%
Energy Equipment & Services - 0.2%
Amec Foster Wheeler PLC	6,378	45,310
Core Laboratories NV	343	38,341
John Wood Group PLC	2,013	18,411
Technip SA	593	35,038
Tecnicas Reunidas SA	555	19,947
		157,047
Oil, Gas & Consumable Fuels - 4.1%
BP PLC	35,169	197,706
Cairn Energy PLC (a)	24,566	59,905
Canadian Natural Resources Ltd.	2,301	71,465
CNOOC Ltd. (a)	175,000	211,124
Enbridge, Inc.	4,268	168,325
Eni SpA	7,029	106,111
Galp Energia SGPS SA Class B	6,116	88,892
INPEX Corp.	6,500	56,440
Lundin Petroleum AB (a)	3,829	67,405
Oil Search Ltd. ADR	22,957	115,942
Royal Dutch Shell PLC:
Class A (Netherlands)	5,594	137,171
Class A (United Kingdom)	10,978	268,299
Class B (United Kingdom)	13,063	332,544
Statoil ASA	3,359	52,695
Suncor Energy, Inc.	2,239	60,713
Total SA	12,820	612,493
Woodside Petroleum Ltd.	1,630	35,073
		2,642,303

TOTAL ENERGY		2,799,350

FINANCIALS - 19.2%
Banks - 8.9%
ABN AMRO Group NV GDR	5,533	113,715
Australia & New Zealand Banking Group Ltd.	7,920	160,116
Axis Bank Ltd. GDR (Reg. S)	2,065	92,925
Banco Bilbao Vizcaya Argentaria SA	8,088	50,266
Bank of Ireland (a)	153,834	34,662
Bankinter SA	11,605	85,125
Barclays PLC	158,461	358,134
BNP Paribas SA	8,464	430,565
BOC Hong Kong (Holdings) Ltd.	44,000	153,992
CaixaBank SA	44,204	119,200
Chiba Bank Ltd.	7,000	41,473
Credicorp Ltd. (United States)	428	67,059
Danske Bank A/S	2,863	84,020
DNB ASA	19,532	237,448
Dubai Islamic Bank Pakistan Ltd. (a)	19,227	28,581
HDFC Bank Ltd. sponsored ADR	1,730	123,955
HSBC Holdings PLC (United Kingdom)	21,923	162,996
Industrial & Commercial Bank of China Ltd. (H Shares)	212,000	134,849
ING Groep NV (Certificaten Van Aandelen)	19,827	248,142
Intesa Sanpaolo SpA	99,849	237,256
Joyo Bank Ltd.	9,000	35,751
Jyske Bank A/S (Reg.)	838	40,230
Kasikornbank PCL:
NVDR	6,500	37,087
(For. Reg.)	3,400	19,448
KBC Groep NV (a)	5,119	303,029
Lloyds Banking Group PLC	546,116	425,648
Mitsubishi UFJ Financial Group, Inc.	31,100	171,315
Nordea Bank AB	14,099	137,850
North Pacific Bank Ltd.	9,900	33,490
PT Bank Central Asia Tbk	56,900	64,557
PT Bank Negara Indonesia (Persero) Tbk	91,300	40,436
Seven Bank Ltd.	5,400	19,102
Shinsei Bank Ltd.	21,000	33,490
Societe Generale Series A	2,623	95,765
Sumitomo Mitsui Financial Group, Inc.	15,300	535,226
Svenska Handelsbanken AB (A Shares)	13,387	172,527
Swedbank AB (A Shares)	7,579	174,321
Sydbank A/S	1,111	35,202
The Hachijuni Bank Ltd.	7,000	37,008
The Suruga Bank Ltd.	1,000	23,786
The Toronto-Dominion Bank	2,586	115,398
Turkiye Garanti Bankasi A/S	12,769	32,935
United Overseas Bank Ltd.	6,500	85,922
Westpac Banking Corp.	5,287	116,862
		5,750,864
Capital Markets - 2.1%
Azimut Holding SpA	589	9,040
Banca Generali SpA	1,193	23,900
Brookfield Asset Management, Inc.	1,615	54,409
Brookfield Asset Management, Inc. Class A	806	27,197
Credit Suisse Group AG	6,708	87,459
Daiwa Securities Group, Inc.	9,000	52,574
IG Group Holdings PLC	6,547	81,759
Intermediate Capital Group PLC	1,884	14,720
Julius Baer Group Ltd.	3,735	156,677
Jupiter Fund Management PLC	2,191	12,069
Macquarie Group Ltd.	3,368	204,269
Magellan Financial Group Ltd.	1,615	28,669
Man Group PLC	12,232	17,471
Nihon M&A Center, Inc.	200	10,999
Partners Group Holding AG	304	139,397
UBS Group AG	29,401	425,075
		1,345,684
Consumer Finance - 0.2%
AEON Financial Service Co. Ltd.	4,900	90,219
Cembra Money Bank AG	192	13,909
		104,128
Diversified Financial Services - 0.9%
AMP Ltd.	19,483	77,019
BM&F BOVESPA SA	4,000	22,185
Broadcom Ltd.	432	76,213
Cerved Information Solutions SpA	2,666	21,411
Challenger Ltd.	7,837	54,128
Deutsche Borse AG (a)	431	36,826
ORIX Corp.	17,400	250,157
RMB Holdings Ltd.	3,030	12,098
Zenkoku Hosho Co. Ltd.	400	15,715
		565,752
Insurance - 4.5%
Admiral Group PLC	1,130	30,419
AIA Group Ltd.	76,000	480,538
Aon PLC	852	94,870
Aviva PLC	62,697	353,832
AXA SA	4,200	88,399
BB Seguridade Participacoes SA	6,100	55,065
Direct Line Insurance Group PLC	5,833	28,264
Euler Hermes SA	419	34,628
Fairfax Financial Holdings Ltd. (sub. vtg.)	567	320,908
Gjensidige Forsikring ASA	1,908	32,766
Hiscox Ltd.	12,365	169,515
Insurance Australia Group Ltd.	7,191	30,048
Intact Financial Corp.	420	30,483
Jardine Lloyd Thompson Group PLC	3,808	49,130
Manulife Financial Corp.	1,000	13,642
PICC Property & Casualty Co. Ltd. (H Shares)	20,000	33,052
Prudential PLC	13,888	249,831
Sampo Oyj (A Shares)	1,200	51,520
Sanlam Ltd.	4,709	20,012
Sony Financial Holdings, Inc.	5,700	78,284
St. James's Place Capital PLC	2,349	30,291
Swiss Re Ltd.	688	58,059
Tokio Marine Holdings, Inc.	1,100	43,207
Zurich Insurance Group AG	2,236	571,532
		2,948,295
Real Estate Investment Trusts - 0.4%
Derwent London PLC	455	16,323
Mirvac Group unit	18,828	32,828
Nippon Prologis REIT, Inc.	12	28,798
Unibail-Rodamco	208	57,075
Vicinity Centers unit	5,889	14,650
Westfield Corp. unit (a)	13,055	100,273
		249,947
Real Estate Management & Development - 2.2%
BR Malls Participacoes SA	3,200	12,228
Cheung Kong Property Holdings Ltd.	8,420	59,154
China Overseas Land and Investment Ltd.	20,000	66,129
Daito Trust Construction Co. Ltd.	500	73,624
Deutsche Wohnen AG (Bearer)	9,339	351,059
Fabege AB	821	15,230
Hufvudstaden AB Series A	678	11,793
Hysan Development Co. Ltd.	8,000	38,620
LEG Immobilien AG	2,627	256,429
Leopalace21 Corp.	5,800	38,456
Mitsui Fudosan Co. Ltd.	7,000	150,737
Nexity	261	13,686
Sino Land Ltd.	14,000	23,966
TAG Immobilien AG	3,682	52,961
Vonovia SE	6,485	252,347
		1,416,419

TOTAL FINANCIALS		12,381,089

HEALTH CARE - 8.3%
Biotechnology - 0.6%
Actelion Ltd.	569	94,703
CSL Ltd.	601	48,827
Shire PLC	4,173	260,610
		404,140
Health Care Equipment & Supplies - 0.8%
ASAHI INTECC Co. Ltd.	268	11,915
bioMerieux SA	102	15,513
Fisher & Paykel Healthcare Corp.	1,856	13,023
Hoya Corp.	1,200	46,497
Nihon Kohden Corp.	4,800	109,301
Olympus Corp.	2,500	81,791
Straumann Holding AG	50	19,394
Sysmex Corp.	600	38,680
Terumo Corp.	4,800	186,730
		522,844
Health Care Providers & Services - 0.2%
Fresenius SE & Co. KGaA	1,408	102,746
Orpea	183	15,891
		118,637
Health Care Technology - 0.1%
M3, Inc.	1,000	29,914
Life Sciences Tools & Services - 0.2%
Eurofins Scientific SA	43	17,430
Gerresheimer AG	181	15,031
ICON PLC (a)	667	51,219
Lonza Group AG	373	70,690
		154,370
Pharmaceuticals - 6.4%
Aspen Pharmacare Holdings Ltd.	1,087	26,025
Astellas Pharma, Inc.	6,100	93,107
AstraZeneca PLC (United Kingdom)	621	40,086
Bayer AG	6,048	645,630
GlaxoSmithKline PLC	16,095	346,449
Ipsen SA	225	14,614
Novartis AG	12,869	1,013,601
Novo Nordisk A/S Series B	2,821	132,025
Recordati SpA	519	15,700
Roche Holding AG (participation certificate)	3,417	834,091
Rohto Pharmaceutical Co. Ltd.	1,000	15,667
Sanofi SA	4,869	375,723
Santen Pharmaceutical Co. Ltd.	21,900	275,589
Sawai Pharmaceutical Co. Ltd.	200	13,145
Shionogi & Co. Ltd.	4,100	183,037
Teva Pharmaceutical Industries Ltd.	500	25,377
Teva Pharmaceutical Industries Ltd. sponsored ADR	2,152	108,439
		4,158,305

TOTAL HEALTH CARE		5,388,210

INDUSTRIALS - 14.2%
Aerospace & Defense - 0.6%
BAE Systems PLC	11,024	77,901
Cobham PLC	67,593	143,525
Leonardo-Finmeccanica SpA (a)	6,800	77,595
MTU Aero Engines Holdings AG	100	10,168
Rolls-Royce Group PLC	4,958	50,129
Thales SA	639	55,333
		414,651
Air Freight & Logistics - 0.9%
Deutsche Post AG	2,935	92,726
PostNL NV (a)	18,548	81,164
Yamato Holdings Co. Ltd.	16,600	391,716
		565,606
Airlines - 0.3%
Japan Airlines Co. Ltd.	6,800	207,550
Building Products - 1.0%
ASSA ABLOY AB (B Shares)	3,756	75,971
Compagnie de St. Gobain	1,602	70,322
Daikin Industries Ltd.	3,000	278,036
Geberit AG (Reg.)	128	55,830
Kingspan Group PLC (Ireland)	777	21,304
Toto Ltd.	3,600	136,742
		638,205
Commercial Services & Supplies - 1.3%
Babcock International Group PLC	1,649	22,650
Brambles Ltd.	54,425	503,926
Edenred SA	1,881	40,956
Intrum Justitia AB	637	20,113
ISS Holdings A/S	964	39,040
Kaba Holding AG (B Shares) (Reg.)	19	14,913
Park24 Co. Ltd.	700	20,466
Secom Co. Ltd.	2,100	159,370
		821,434
Construction & Engineering - 0.8%
Balfour Beatty PLC (a)	33,792	125,268
Bouygues SA	1,211	38,404
Ferrovial SA	2,113	41,635
SHIMIZU Corp.	4,000	35,684
Taisei Corp.	9,000	67,675
VINCI SA	2,779	211,140
		519,806
Electrical Equipment - 2.2%
ABB Ltd. (Reg.)	3,273	70,998
Fuji Electric Co. Ltd.	3,000	13,686
Legrand SA	6,857	410,808
Nidec Corp.	600	54,059
Schneider Electric SA	12,068	823,296
Vestas Wind Systems A/S	900	74,664
		1,447,511
Industrial Conglomerates - 0.5%
Bidvest Group Ltd.	895	9,253
CK Hutchison Holdings Ltd.	14,076	180,905
Koninklijke Philips Electronics NV	3,536	102,522
		292,680
Machinery - 3.1%
Alfa Laval AB	7,317	113,678
Andritz AG	529	26,993
Atlas Copco AB (A Shares)	1,726	48,953
Daifuku Co. Ltd.	900	15,597
Fanuc Corp.	200	34,080
GEA Group AG	5,657	303,611
Glory Ltd.	1,100	35,244
IMI PLC	10,833	150,362
Interpump Group SpA	1,222	21,605
KION Group AG	272	15,495
Komatsu Ltd.	11,400	249,466
Kone Oyj (B Shares)	2,109	105,979
Kubota Corp.	14,100	206,734
Makita Corp.	1,300	93,355
Minebea Mitsumi, Inc.	3,000	30,445
NGK Insulators Ltd.	2,000	43,377
Nordson Corp.	1,090	107,616
Schindler Holding AG (participation certificate)	1,017	191,395
Spirax-Sarco Engineering PLC	2,473	140,743
Sumitomo Heavy Industries Ltd.	3,000	14,730
Wartsila Corp.	583	23,983
		1,973,441
Professional Services - 1.7%
Capita Group PLC	2,550	34,657
Experian PLC	4,748	94,395
Intertek Group PLC	2,664	122,123
RELX NV	26,101	462,979
RELX PLC	1,500	28,463
SEEK Ltd.	2,794	33,744
SGS SA (Reg.)	79	173,574
Temp Holdings Co., Ltd.	900	14,361
Wolters Kluwer NV	3,005	126,116
		1,090,412
Road & Rail - 0.6%
ComfortDelgro Corp. Ltd.	10,900	22,641
DSV de Sammensluttede Vognmaend A/S	1,200	59,515
East Japan Railway Co.	3,900	334,916
		417,072
Trading Companies & Distributors - 1.0%
Brenntag AG	1,981	107,812
Bunzl PLC	9,952	308,155
Misumi Group, Inc.	5,100	89,021
Mitsubishi Corp.	3,600	74,999
Rexel SA	1,362	21,885
Wolseley PLC	935	53,774
		655,646
Transportation Infrastructure - 0.2%
Aena SA	270	38,173
China Merchants Holdings International Co. Ltd.	30,593	87,154
Kamigumi Co. Ltd.	2,000	17,320
Singapore Airport Terminal Service Ltd.	5,000	17,285
		159,932

TOTAL INDUSTRIALS		9,203,946

INFORMATION TECHNOLOGY - 11.3%
Communications Equipment - 0.2%
Telefonaktiebolaget LM Ericsson (B Shares)	20,316	144,696
Electronic Equipment & Components - 1.7%
Alps Electric Co. Ltd.	2,300	51,862
China High Precision Automation Group Ltd. (a)	15,000	0
Halma PLC	11,053	153,851
Hexagon AB (B Shares)	1,503	61,204
Hirose Electric Co. Ltd.	1,055	135,412
Hitachi Ltd.	61,000	292,427
Keyence Corp.	300	210,303
OMRON Corp.	2,200	74,634
Spectris PLC	2,885	73,344
Yokogawa Electric Corp.	2,600	33,296
		1,086,333
Internet Software & Services - 1.3%
Alibaba Group Holding Ltd. sponsored ADR (a)	1,258	122,265
Baidu.com, Inc. sponsored ADR (a)	1,000	171,070
JUST EAT Ltd. (a)	6,939	49,296
MercadoLibre, Inc.	245	42,140
Moneysupermarket.com Group PLC	2,843	10,767
NAVER Corp.	182	137,811
NetEase, Inc. sponsored ADR	447	94,751
Rightmove PLC	250	13,457
Tencent Holdings Ltd.	5,500	142,532
United Internet AG	683	28,082
Yahoo! Japan Corp.	3,100	12,644
		824,815
IT Services - 2.4%
Amadeus IT Holding SA Class A	10,440	479,728
Atos Origin SA	521	51,368
Capgemini SA	1,231	119,928
CGI Group, Inc. Class A (sub. vtg.) (a)	934	45,461
Cognizant Technology Solutions Corp. Class A (a)	2,813	161,579
Computershare Ltd.	4,635	34,416
Infosys Ltd. sponsored ADR	4,669	74,050
IT Holdings Corp.	600	14,237
Luxoft Holding, Inc. (a)	205	10,519
MasterCard, Inc. Class A	1,250	120,788
Nomura Research Institute Ltd.	7,590	256,753
OBIC Co. Ltd.	2,300	117,818
Otsuka Corp.	300	12,714
SCSK Corp.	2,200	80,907
Wirecard AG	93	4,603
		1,584,869
Semiconductors & Semiconductor Equipment - 3.2%
Analog Devices, Inc.	4,528	283,272
ARM Holdings PLC	7,883	175,562
ASM International NV (Netherlands)	833	31,713
Dialog Semiconductor PLC (a)	646	22,648
Disco Corp.	200	22,578
Infineon Technologies AG	9,005	151,108
Mellanox Technologies Ltd. (a)	1,213	53,178
NVIDIA Corp.	5,670	347,798
NXP Semiconductors NV (a)	977	85,996
SK Hynix, Inc.	1,988	64,934
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	22,007	632,481
Texas Instruments, Inc.	2,476	172,181
Tokyo Electron Ltd.	200	18,379
Xinyi Solar Holdings Ltd.	2,000	822
		2,062,650
Software - 1.7%
Cadence Design Systems, Inc. (a)	7,577	192,759
Check Point Software Technologies Ltd. (a)	693	53,181
Constellation Software, Inc.	42	18,325
Dassault Systemes SA	1,352	113,891
LINE Corp. ADR	352	15,048
Micro Focus International PLC	1,155	30,303
Mobileye NV (a)	1,000	48,890
Oracle Corp. Japan	300	17,455
Sage Group PLC	4,641	44,184
SAP AG	5,319	467,114
Square Enix Holdings Co. Ltd.	1,100	32,214
Trend Micro, Inc.	1,200	42,565
		1,075,929
Technology Hardware, Storage & Peripherals - 0.8%
Logitech International SA (Reg.)	1,404	29,406
Neopost SA	1,306	34,497
Samsung Electronics Co. Ltd.	322	467,440
		531,343

TOTAL INFORMATION TECHNOLOGY		7,310,635

MATERIALS - 5.9%
Chemicals - 4.2%
Akzo Nobel NV	8,572	577,820
BASF AG	684	55,620
Clariant AG (Reg.)	7,583	132,069
Croda International PLC	4,096	178,034
Essentra PLC	888	6,017
Evonik Industries AG	590	19,832
Givaudan SA	131	270,777
HEXPOL AB (B Shares)	1,500	13,676
Incitec Pivot Ltd.	16,313	34,941
Johnson Matthey PLC	1,206	52,863
LG Chemical Ltd.	163	39,510
Linde AG	2,632	449,422
Mitsui Chemicals, Inc.	9,000	43,058
Nippon Paint Holdings Co. Ltd.	2,600	93,104
Nissan Chemical Industries Co. Ltd.	700	21,515
Nitto Denko Corp.	600	40,965
Orica Ltd.	12,335	136,831
Sumitomo Chemical Co. Ltd.	7,000	32,069
Symrise AG	4,765	350,851
Syngenta AG (Switzerland)	326	142,323
Yara International ASA	1,187	42,137
		2,733,434
Construction Materials - 0.4%
CRH PLC	4,524	152,048
James Hardie Industries PLC CDI	3,244	52,881
Lafargeholcim Ltd. (Reg.)	625	33,139
		238,068
Containers & Packaging - 0.1%
Billerud AB	781	13,329
Huhtamaki Oyj	554	24,100
		37,429
Metals & Mining - 1.2%
ArcelorMittal SA (Netherlands) (a)	9,247	54,855
BHP Billiton PLC	9,071	117,913
Boliden AB	1,903	40,302
Glencore Xstrata PLC	13,674	31,252
Iluka Resources Ltd.	11,094	54,862
Randgold Resources Ltd.	657	61,597
Rio Tinto Ltd.	5,824	208,346
Rio Tinto PLC	7,442	224,024
		793,151
Paper & Forest Products - 0.0%
Mondi PLC	1,126	22,904

TOTAL MATERIALS		3,824,986

TELECOMMUNICATION SERVICES - 5.1%
Diversified Telecommunication Services - 1.2%
BT Group PLC	22,297	113,156
Deutsche Telekom AG	8,063	134,502
Hellenic Telecommunications Organization SA	4,556	43,197
Nippon Telegraph & Telephone Corp.	2,900	127,510
Singapore Telecommunications Ltd.	26,200	77,305
Spark New Zealand Ltd.	6,435	17,766
TDC A/S	10,759	59,472
Telecom Italia SpA (a)	55,824	50,671
Telefonica Deutschland Holding AG	7,516	30,886
TeliaSonera AB	6,043	27,297
Telstra Corp. Ltd.	23,219	91,690
Vocus Communications Ltd.	2,139	12,362
		785,814
Wireless Telecommunication Services - 3.9%
Advanced Info Service PCL (For. Reg.)	2,700	12,909
China Mobile Ltd.	33,268	410,835
KDDI Corp.	38,200	1,116,763
SK Telecom Co. Ltd.	1,478	289,033
SoftBank Corp.	2,900	189,180
Vodafone Group PLC	162,171	489,376
		2,508,096

TOTAL TELECOMMUNICATION SERVICES		3,293,910

UTILITIES - 1.9%
Electric Utilities - 0.8%
Enel SpA	25,739	113,636
Iberdrola SA	11,478	75,539
Kansai Electric Power Co., Inc. (a)	4,200	35,994
Power Assets Holdings Ltd.	7,000	66,954
Red Electrica Corporacion SA	1,600	34,454
Scottish & Southern Energy PLC	8,138	160,882
		487,459
Gas Utilities - 0.3%
APA Group unit	12,743	88,492
China Resource Gas Group Ltd.	28,000	93,844
ENN Energy Holdings Ltd.	4,000	22,404
Rubis	179	14,616
		219,356
Multi-Utilities - 0.8%
E.ON AG	9,510	87,458
Engie	22,200	353,863
Suez Environnement SA	1,849	27,977
Veolia Environnement SA	2,043	43,447
		512,745

TOTAL UTILITIES		1,219,560

TOTAL COMMON STOCKS
(Cost $50,892,541)		58,780,936

Nonconvertible Preferred Stocks - 1.5%
CONSUMER DISCRETIONARY - 0.7%
Automobiles - 0.7%
Volkswagen AG	3,279	455,366
CONSUMER STAPLES - 0.8%
Beverages - 0.2%
Ambev SA sponsored ADR	23,013	136,467
Household Products - 0.6%
Henkel AG & Co. KGaA	2,834	371,913

TOTAL CONSUMER STAPLES		508,380

HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Sartorius AG (non-vtg.)	75	5,933
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $901,481)		969,679

U.S. Treasury Obligations - 0.4%
U.S. Treasury Bills, yield at date of purchase 0.25% to 0.33% 9/1/16 to 10/27/16 (b)
(Cost $229,928)	230,000	229,940

Money Market Funds - 6.9%
State Street Institutional U.S. Government Money Market Fund Premier Class 0.26% (c)
(Cost $4,465,733)	4,465,733	4,465,733
TOTAL INVESTMENT PORTFOLIO - 99.7%
(Cost $56,489,683)		64,446,288
NET OTHER ASSETS (LIABILITIES) - 0.3%		201,236
NET ASSETS - 100%		$64,647,524

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
24 CME Nikkei 225 Index Contracts (United States)	Sept. 2016	2,031,000	$68,912
13 ICE E-mini MSCI EAFE Index Contracts (United States)	Sept. 2016	1,096,940	1,815
TOTAL FUTURES CONTRACTS			$70,727

The face value of futures purchased as a percentage of Net Assets is 4.8%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $198,951.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$5,288,380	$3,065,533	$2,222,847	$--
Consumer Staples	9,034,616	4,345,174	4,689,442	--
Energy	2,799,350	881,207	1,918,143	--
Financials	12,381,089	8,814,441	3,566,648	--
Health Care	5,394,143	1,652,821	3,741,322	--
Industrials	9,203,946	6,286,176	2,917,770	--
Information Technology	7,310,635	6,353,817	956,818	--
Materials	3,824,986	2,162,897	1,662,089	--
Telecommunication Services	3,293,910	692,029	2,601,881	--
Utilities	1,219,560	971,220	248,340	--
Other Short-Term Investments	229,940	--	229,940	--
Money Market Funds	4,465,733	4,465,733	--	--
Total Investments in Securities:	$64,446,288	$39,691,048	$24,755,240	$--
Derivative Instruments:
Assets
Futures Contracts	$70,727	$70,727	$--	$--
Total Assets	$70,727	$70,727	$--	$--
Total Derivative Instruments:	$70,727	$70,727	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended August 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$2,328,719
Level 2 to Level 1	$9,125,289

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$70,727	$0
Total Equity Risk	70,727	0
Total Value of Derivatives	$70,727	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

Japan	18.1%
United Kingdom	14.9%
United States of America	10.6%
Switzerland	9.9%
France	9.6%
Germany	8.2%
Netherlands	4.0%
Australia	3.5%
Hong Kong	2.4%
Korea (South)	1.9%
Sweden	1.8%
Canada	1.8%
Spain	1.7%
Cayman Islands	1.3%
Bailiwick of Jersey	1.1%
Italy	1.0%
Taiwan	1.0%
Denmark	1.0%
Others (Individually Less Than 1%)	6.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $56,489,683)		$64,446,288
Foreign currency held at value (cost $3,172)		3,172
Receivable for investments sold		251,778
Receivable for fund shares sold		57,424
Dividends receivable		234,043
Receivable for daily variation margin for derivative instruments		4,795
Prepaid expenses		221
Receivable from investment adviser for expense reductions		4,720
Other receivables		805
Total assets		65,003,246
Liabilities
Payable for investments purchased	$267,207
Accrued management fee	35,374
Distribution and service plan fees payable	21
Audit fee payable	22,901
Custody fee payable	20,719
Other affiliated payables	7,235
Other payables and accrued expenses	2,265
Total liabilities		355,722
Net Assets		$64,647,524
Net Assets consist of:
Paid in capital		$57,942,194
Undistributed net investment income		796,625
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,111,740)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		8,020,445
Net Assets		$64,647,524
International Multi-Manager:
Net Asset Value, offering price and redemption price per share ($61,082,616 ÷ 5,382,726 shares)		$11.35
Class F:
Net Asset Value, offering price and redemption price per share ($3,363,754 ÷ 296,026 shares)		$11.36
Class L:
Net Asset Value, offering price and redemption price per share ($100,930 ÷ 8,904 shares)		$11.34
Class N:
Net Asset Value, offering price and redemption price per share ($100,224 ÷ 8,859 shares)		$11.31

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2016 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$1,246,391
Interest		2,548
Income before foreign taxes withheld		1,248,939
Less foreign taxes withheld		(103,878)
Total income		1,145,061
Expenses
Management fee	$205,808
Transfer agent fees	26,601
Distribution and service plan fees	122
Accounting fees and expenses	16,272
Custodian fees and expenses	62,581
Independent trustees' fees and expenses	396
Registration fees	28,579
Audit	32,583
Legal	176
Miscellaneous	1,802
Total expenses before reductions	374,920
Expense reductions	(33,295)	341,625
Net investment income (loss)		803,436
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,066,553)
Foreign currency transactions	187,806
Futures contracts	(88,767)
Total net realized gain (loss)		(967,514)
Change in net unrealized appreciation (depreciation) on: Investment securities	5,690,079
Assets and liabilities in foreign currencies	3,440
Futures contracts	358,000
Total change in net unrealized appreciation (depreciation)		6,051,519
Net gain (loss)		5,084,005
Net increase (decrease) in net assets resulting from operations		$5,887,441

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$803,436	$874,775
Net realized gain (loss)	(967,514)	(498,431)
Change in net unrealized appreciation (depreciation)	6,051,519	(9,373,298)
Net increase (decrease) in net assets resulting from operations	5,887,441	(8,996,954)
Distributions to shareholders from net investment income	–	(879,986)
Distributions to shareholders from net realized gain	–	(504,100)
Total distributions	–	(1,384,086)
Share transactions - net increase (decrease)	(47,313)	2,859,241
Redemption fees	–	38
Total increase (decrease) in net assets	5,840,128	(7,521,761)
Net Assets
Beginning of period	58,807,396	66,329,157
End of period	$64,647,524	$58,807,396
Other Information
Undistributed net investment income end of period	$796,625	$–
Distributions in excess of net investment income end of period	$–	$(6,811)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers International Multi-Manager Fund

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013 B
Selected Per–Share Data
Net asset value, beginning of period	$10.31	$12.15	$12.80	$11.04	$10.00
Income from Investment Operations
Net investment income (loss)C	.14	.16	.17	.27D	.11
Net realized and unrealized gain (loss)	.90	(1.75)	(.03)	1.89	1.05
Total from investment operations	1.04	(1.59)	.14	2.16	1.16
Distributions from net investment income	–	(.16)E	(.27)	(.17)	(.10)
Distributions from net realized gain	–	(.09)E	(.52)	(.23)	(.02)
Total distributions	–	(.25)	(.79)	(.40)	(.12)
Redemption fees added to paid in capitalC	–	–F	–F	–F	–F
Net asset value, end of period	$11.35	$10.31	$12.15	$12.80	$11.04
Total ReturnG,H	10.09%	(13.34)%	1.25%	19.74%	11.64%
Ratios to Average Net AssetsI
Expenses before reductions	1.20%J	1.10%	1.14%	1.20%	1.29%J
Expenses net of fee waivers, if any	1.09%J	1.10%	1.14%	1.18%	1.18%J
Expenses net of all reductions	1.09%J	1.09%	1.12%	1.17%	1.16%J
Net investment income (loss)	2.55%J	1.34%	1.38%	2.29%D	1.26%J
Supplemental Data
Net assets, end of period (000 omitted)	$61,083	$55,756	$63,653	$68,582	$56,164
Portfolio turnover rateK	49%J	42%	41%	46%	42%J

 A For the year ended February 29.

 B For the period May 2, 2012 (commencement of operations) to February 28, 2013.

 C Calculated based on average shares outstanding during the period.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.50%.

 E The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 J Annualized

 K Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers International Multi-Manager Fund Class F

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013 B
Selected Per–Share Data
Net asset value, beginning of period	$10.32	$12.16	$12.82	$11.05	$10.69
Income from Investment Operations
Net investment income (loss)C	.15	.17	.18	.29D	.01
Net realized and unrealized gain (loss)	.89	(1.75)	(.04)	1.88	.35
Total from investment operations	1.04	(1.58)	.14	2.17	.36
Distributions from net investment income	–	(.17)E	(.29)	(.17)	–
Distributions from net realized gain	–	(.09)E	(.52)	(.23)	–
Total distributions	–	(.26)	(.80)F	(.40)	–
Redemption fees added to paid in capitalC	–	–G	–G	–G	–G
Net asset value, end of period	$11.36	$10.32	$12.16	$12.82	$11.05
Total ReturnH,I	10.08%	(13.26)%	1.30%	19.85%	3.37%
Ratios to Average Net AssetsJ
Expenses before reductions	1.11%K	1.01%	1.05%	1.16%	1.25%K
Expenses net of fee waivers, if any	1.00%K	1.01%	1.05%	1.09%	1.09%K
Expenses net of all reductions	.99%K	1.00%	1.03%	1.08%	1.07%K
Net investment income (loss)	2.65%K	1.43%	1.48%	2.38%D	.44%K
Supplemental Data
Net assets, end of period (000 omitted)	$3,364	$2,868	$2,465	$1,547	$267
Portfolio turnover rateL	49%K	42%	41%	46%	42%K

 A For the year ended February 29.

 B For the period December 18, 2012 (commencement of operations) to February 28, 2013.

 C Calculated based on average shares outstanding during the period.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.59%.

 E The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 F Total distributions of $ .80 per share is comprised of distributions from net investment income of $.286 and distributions from net realized gain of $.517 per share.

 G Amount represents less than $.005 per share.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 K Annualized

 L Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers International Multi-Manager Fund Class L

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014 B
Selected Per–Share Data
Net asset value, beginning of period	$10.30	$12.14	$12.80	$12.62
Income from Investment Operations
Net investment income (loss)C	.14	.16	.17	.11D
Net realized and unrealized gain (loss)	.90	(1.75)	(.04)	.45
Total from investment operations	1.04	(1.59)	.13	.56
Distributions from net investment income	–	(.16)E	(.28)	(.17)
Distributions from net realized gain	–	(.09)E	(.52)	(.21)
Total distributions	–	(.25)	(.79)F	(.38)
Redemption fees added to paid in capitalC	–	–G	–G	–G
Net asset value, end of period	$11.34	$10.30	$12.14	$12.80
Total ReturnH,I	10.10%	(13.35)%	1.21%	4.57%
Ratios to Average Net AssetsJ
Expenses before reductions	1.20%K	1.11%	1.15%	1.33%K
Expenses net of fee waivers, if any	1.09%K	1.10%	1.15%	1.18%K
Expenses net of all reductions	1.09%K	1.09%	1.13%	1.17%K
Net investment income (loss)	2.55%K	1.34%	1.38%	2.88%D,K
Supplemental Data
Net assets, end of period (000 omitted)	$101	$92	$106	$105
Portfolio turnover rateL	49%K	42%	41%	46%K

 A For the year ended February 29.

 B For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

 C Calculated based on average shares outstanding during the period.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.09%.

 E The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 F Total distributions of $ .79 per share is comprised of distributions from net investment income of $.275 and distributions from net realized gain of $.517 per share.

 G Amount represents less than $.005 per share.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 K Annualized

 L Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers International Multi-Manager Fund Class N

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014 B
Selected Per–Share Data
Net asset value, beginning of period	$10.29	$12.13	$12.79	$12.62
Income from Investment Operations
Net investment income (loss)C	.13	.13	.14	.10D
Net realized and unrealized gain (loss)	.89	(1.75)	(.04)	.45
Total from investment operations	1.02	(1.62)	.10	.55
Distributions from net investment income	–	(.13)E	(.24)	(.17)
Distributions from net realized gain	–	(.09)E	(.52)	(.21)
Total distributions	–	(.22)	(.76)	(.38)
Redemption fees added to paid in capitalC	–	–F	–F	–F
Net asset value, end of period	$11.31	$10.29	$12.13	$12.79
Total ReturnG,H	9.91%	(13.55)%	.95%	4.45%
Ratios to Average Net AssetsI
Expenses before reductions	1.45%J	1.35%	1.40%	1.59%J
Expenses net of fee waivers, if any	1.34%J	1.35%	1.40%	1.43%J
Expenses net of all reductions	1.34%J	1.34%	1.38%	1.42%J
Net investment income (loss)	2.30%J	1.09%	1.13%	2.63%D,J
Supplemental Data
Net assets, end of period (000 omitted)	$100	$91	$105	$104
Portfolio turnover rateK	49%J	42%	41%	46%J

 A For the year ended February 29.

 B For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

 C Calculated based on average shares outstanding during the period.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.84%.

 E The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 J Annualized

 K Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2016

1. Organization.

Strategic Advisers International Multi-Manager Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and certain Fidelity brokerage or mutual fund accounts. The Fund offers International Multi-Manager, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2016, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the underlying funds, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$10,900,663
Gross unrealized depreciation	(3,251,917)
Net unrealized appreciation (depreciation) on securities	$7,648,746
Tax cost	$56,797,542

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(999,620)

The Fund elected to defer to its next fiscal year approximately $6,700 of currency losses recognized during the period November 1, 2015 to February 29, 2016.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $(88,767) and a change in net unrealized appreciation (depreciation) of $358,000 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities and U.S. government securities, aggregated $14,147,918 and $88,971,468, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.05% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .66% of the Fund's average net assets.

Sub-Advisers. Causeway Capital Management, LLC, Massachusetts Financial Services Company (MFS), FIAM LLC (an affiliate of the investment adviser) and William Blair Investment Management, LLP each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Arrowstreet Capital, Limited Partnership and Thompson, Siegel & Walmsley LLC have been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

In October, 2016 shareholders approved the appointment of FIL Investment Advisors and Geode Capital Management, LLC as additional sub-advisers for the Fund.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$122	$122

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding exchange-traded funds. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets
International Multi-Manager	$26,507.09
Class L	47.10
Class N	47.10
	$26,601

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $4 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $86 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser has contractually agreed to reimburse International Multi-Manager, Class L and Class N to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2018. In addition, the investment adviser has voluntarily agreed to reimburse Class F to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from these reimbursements. The following classes of the Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
International Multi-Manager	1.18%/1.00%(a)	$31,102
Class F	1.09%/.90%(a),(b)	1,713
Class L	1.18%/1.00%(a)	54
Class N	1.43%/1.25%(a)	54

 (a) Expense limitation effective June 1, 2016.

 (b) Effective October 1, 2016, the expense limitation was changed to 0.91% for Class F.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $372 for the period.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2016	Year ended February 29, 2016
From net investment income
International Multi-Manager	$–	$836,654
Class F	–	40,798
Class L	–	1,378
Class N	–	1,156
Total	$–	$879,986
From net realized gain
International Multi-Manager	$–	$483,052
Class F	–	19,445
Class L	–	803
Class N	–	800
Total	$–	$504,100

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2016	Year ended February 29, 2016	Six months ended August 31, 2016	Year ended February 29, 2016
International Multi-Manager
Shares sold	27,365	137,354	$301,646	$1,616,006
Reinvestment of distributions	–	112,265	–	1,319,706
Shares redeemed	(50,904)	(82,967)	(557,193)	(940,831)
Net increase (decrease)	(23,539)	166,652	$(255,547)	$1,994,881
Class F
Shares sold	66,997	120,262	$738,963	$1,384,025
Reinvestment of distributions	–	5,139	–	60,243
Shares redeemed	(48,836)	(50,276)	(530,729)	(584,045)
Net increase (decrease)	18,161	75,125	$208,234	$860,223
Class L
Reinvestment of distributions	–	186	$–	$2,181
Net increase (decrease)	–	186	$–	$2,181
Class N
Reinvestment of distributions	–	166	$–	$1,956
Net increase (decrease)	–	166	$–	$1,956

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 93% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2016 to August 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During Period-B March 1, 2016 to August 31, 2016
International Multi-Manager	1.09%
Actual		$1,000.00	$1,100.90	$5.77-C
Hypothetical-D		$1,000.00	$1,019.71	$5.55-C
Class F	1.00%
Actual		$1,000.00	$1,100.80	$5.30-E
Hypothetical-D		$1,000.00	$1,020.16	$5.09-E
Class L	1.09%
Actual		$1,000.00	$1,101.00	$5.77-C
Hypothetical-D		$1,000.00	$1,019.71	$5.55-C
Class N	1.34%
Actual		$1,000.00	$1,099.10	$7.09-C
Hypothetical-D		$1,000.00	$1,018.45	$6.82-C

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund’s annualized expense ratio.

 C If fees and changes to the Class' contractual expenses caps effective June 1, 2016 had been in effect during the entire period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in table below:

 D 5% return per year before expenses

 E If fees and changes to the Class' voluntary expenses cap effective June 1, 2016 had been in effect during the entire period, the annualized expense ratio would have been 0.90% and the expenses paid in the actual and hypothetical examples above would have been $4.77 and $4.58, respectively.

	Annualized Expense Ratio	Expenses Paid
International Multi-Manager	1.00%
Actual		5.30
Hypothetical		5.09
Class L	1.00%
Actual		5.30
Hypothetical		5.09
Class N	1.25%
Actual		6.62
Hypothetical		6.36

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers International Multi-Manager Fund

On March 3, 2016, the Board of Trustees, including the Independent Trustees (together, the Board), voted at an in-person meeting to approve an amendment to the fee schedule in the existing sub-advisory agreement (the Current Sub-Advisory Agreement) with FIAM LLC (formerly Pyramis Global Advisors LLC) (FIAM) for the fund (the Amended Sub-Advisory Agreement) with respect to the Select Emerging Markets Equity mandate, which has the potential to lower the amount of fees paid by Strategic Advisers, Inc. (Strategic Advisers) to FIAM, on behalf of the fund. The terms of the Amended Sub-Advisory Agreement are identical to those of the Current Sub-Advisory Agreement, except with respect to the date of execution and the fee schedule.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Amended Sub-Advisory Agreement.

In considering whether to approve the Amended Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Amended Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Amended Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board.

Nature, Extent, and Quality of Services Provided.  The Board noted that although FIAM was not previously allocated assets of the fund to manage using FIAM's Select Emerging Markets Equity strategy, the Board is familiar with the nature, extent and quality of services provided by FIAM, including resources devoted to its compliance policies and procedures, through its oversight of FIAM as a sub-adviser to the fund using other investment mandates and through its oversight of FIAM as sub-adviser to other funds overseen by the Board. In addition, the Board considered information received regarding FIAM in connection with the annual renewal of the sub-advisory agreement with FIAM on behalf of the fund at the September 2015 meeting. The Board also considered the backgrounds of the investment personnel that will provide services to the fund, including the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund, and the historical investment performance of FIAM's Select Emerging Markets Equity strategy.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Amended Sub-Advisory Agreement will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  The Board considered that the new fee schedule will not result in any changes to the fund's total management fee or total fund expenses because Strategic Advisers has not allocated any assets of the fund to FIAM's Select Emerging Markets Equity strategy. The Board considered that to the extent Strategic Advisers allocates assets of the fund to the strategy in the future, the new fee schedule would result in lower fees to be paid by Strategic Advisers to FIAM, on behalf of the fund, compared to the fees that would be paid if the Select Emerging Markets Equity strategy was allocated assets under the existing fee schedule. The Board also considered that the Amended Sub-Advisory Agreement would not result in any changes to the fund's maximum aggregate annual management fee rate, Strategic Advisers' portion of the fund's management fee or Strategic Advisers' expense reimbursement arrangements for each class of the fund. Based on its review, the Board concluded that the fund's management fee structure and total expenses continue to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Amended Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the fund's investment performance or costs of services and profitability to be significant factors in its decision to approve the Amended Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviewed information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2015 Board meeting.

Possible Economies of Scale.  The Board considered that the Amended Sub-Advisory Agreement provides for breakpoints that have the potential to further reduce sub-advisory fees paid to FIAM as assets allocated to FIAM's Select Emerging Markets Equity strategy grow. The Board also considered that it reviewed whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2015 Board meeting.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Amended Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Amended Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Amended Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Investment Advisory Contract and Management Fees

Strategic Advisers International Multi-Manager Fund

On June 7, 2016, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve a new investment advisory agreement (the New Sub-Advisory Agreement) with FIAM LLC (FIAM) for the fund to add a new investment mandate to the fund, subject to shareholder approval.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the New Sub-Advisory Agreement.

In considering whether to approve the New Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the New Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers, Inc. (Strategic Advisers) or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the New Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the New Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.  The Board noted that it is familiar with the nature, extent and quality of services provided by FIAM from its oversight of FIAM on behalf of other existing investment mandates for the fund pursuant to existing sub-advisory agreements between Strategic Advisers and FIAM (Existing Sub-Advisory Agreement). The Board considered that although the new investment mandate will not utilize the same investment personnel as the existing mandate approved by the Board under the Existing Sub-Advisory Agreement, the same support staff, including compliance personnel, that currently provides services to the fund will also provide services to the fund under [Core: each] [the] New Sub-Advisory Agreement. The Board considered the backgrounds of the investment personnel that will provide services to the fund under the New Sub-Advisory Agreement, and also took into consideration the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up. The Board also considered the structure of FIAM's portfolio manager compensation program with respect to the investment personnel that will provide services under the New Sub-Advisory Agreement and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board noted that FIAM will utilize a different investment mandate to provide services to the fund under the New Sub-Advisory Agreement than the investment mandate approved under the Current Sub-Advisory Agreement and reviewed the general qualifications and capabilities of the investment staff that will provide services to the fund under the New Sub-Advisory Agreement and its use of technology. The Board noted that the FIAM's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered FIAM's trading capabilities and resources which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by FIAM under the New Sub-Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Investment Performance.  The Board also considered the historical investment performance of FIAM and the portfolio managers in managing accounts under a similar investment mandate.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the New Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  In reviewing the New Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, and the amount and nature of fees to be paid by Strategic Advisers to FIAM under the New Sub-Advisory Agreement. Because Strategic Advisers will not allocate assets to FIAM at this time, the Board considered the hypothetical impact on the fund's management fee rate and total expenses if Strategic Advisers allocates assets to FIAM in the future.

The Board noted that the fund's contractual maximum aggregate annual management fee rate may not exceed 1.05% of the fund's average daily net assets and that the New Sub-Advisory Agreement will not result in a change to the contractual maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board also considered that Strategic Advisers has contractually agreed to reimburse the retail class, Class L and Class N of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) as a percentage of net assets exceed 1.00%, 1.00% and 1.25, respectively, through April 30, 2018. In addition, the Board noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed International: 0.90% of the class' average net assets and that such arrangement may be terminated by Strategic Advisers at any time. The Board also considered that after approval of the New Sub-Advisory Agreement, the fund's management fee rate and the expense ratio of each class of the fund are expected to maintain the same relationships to the competitive peer group median data provided in the June 2016 management contract renewal materials, after taking into account the lower expense reimbursement arrangements agreed to by Strategic Advisers with respect to the fund, as reflected above.

Based on its review, the Board concluded that the fund's management fee structure will continue to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the New Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the contractual maximum management fees payable by the fund or Strategic Advisers portion of the management fee, the Board did not consider the costs of services and profitability of the relationship with the fund to Strategic Advisers to be significant factors in its decision to approve the New Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to the New Sub-Advisory Agreement, the Board considered management's representation that it does not anticipate that the hiring of FIAM will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers and the fund's sub-advisory agreements. The Board noted that the New Sub-Advisory Agreement provides for breakpoints that have the potential to reduce sub-advisory fees paid to FIAM as assets allocated to FIAM grow.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the New Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered to the fund and that the New Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the New Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Investment Advisory Contract and Management Fees

Strategic Advisers International Multi-Manager Fund

On June 7, 2016, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve a new investment advisory agreement with FIL Investment Advisors (FIA) for the fund, and through FIA, a sub-subadvisory agreement with FIL Investment Advisors (UK) Limited (FIA (UK)) (each, a "Sub-Advisory Agreement", collectively, the "Sub-Advisory Agreements"), each subject to shareholder approval.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Sub-Advisory Agreements.

In considering whether to approve the Sub-Advisory Agreements, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Sub-Advisory Agreements is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers, Inc. (Strategic Advisers) or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Sub-Advisory Agreements bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Sub-Advisory Agreements was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.  The Board considered the backgrounds of the investment personnel that will provide services to the fund, and also took into consideration the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up. The Board also considered the structure of FIA's portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of FIA's investment staff, its use of technology, and FIA's approach to managing and compensating investment personnel. The Board noted that FIA's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered FIA's trading capabilities and resources which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by FIA under the Sub-Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Investment Performance.  The Board also considered the historical investment performance of FIA and the portfolio managers in managing accounts under a similar investment mandate.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  In reviewing the Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, and the amount and nature of fees to be paid by Strategic Advisers to FIA under the Sub-Advisory Agreement. The Board noted that FIA will compensate FIA (UK) pursuant to the terms of the sub-subadvisory agreement between FIA and FIA (UK) and that the fund and Strategic Advisers are not responsible for any such fees or expenses. Because Strategic Advisers will not allocate assets to FIA at this time, the Board considered the hypothetical impact on the fund's management fee rate and total expenses if Strategic Advisers allocates assets to FIA in the future.

The Board noted that the fund's contractual maximum aggregate annual management fee rate may not exceed 1.05% of the fund's average daily net assets and that the Sub-Advisory Agreement will not result in a change to the contractual maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board also considered that Strategic Advisers has contractually agreed to reimburse the retail class, Class L and Class N of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) as a percentage of net assets exceed International: 1.00%, 1.00% and 1.25%, respectively, through April 30, 2018. In addition, the Board noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 0.90% of the class' average net assets and that such arrangement may be terminated by Strategic Advisers at any time. The Board also considered that after approval of the Sub-Advisory Agreement, the fund's management fee rate and the expense ratio of each class of the fund are expected to maintain the same relationships to the competitive peer group median data provided in the June 2016 management contract renewal materials, after taking into account lower expense reimbursement arrangements agreed to by Strategic Advisers with respect to the fund, as reflected above.

Based on its review, the Board concluded that the fund's management fee structure will continue to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the contractual maximum management fees payable by the fund or Strategic Advisers portion of the management fee, the Board did not consider the costs of services and profitability of the relationship with the fund to Strategic Advisers to be significant factors in its decision to approve the Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to the Sub-Advisory Agreements, the Board considered management's representation that it does not anticipate that the hiring of FIA will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers and the fund's sub-advisory agreements. The Board noted that the Sub-Advisory Agreement provides for breakpoints that have the potential to reduce sub-advisory fees paid to FIA as assets allocated to FIA grow.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered to the fund and that the Sub-Advisory Agreements should be approved because the agreements are in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged by FIA will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Sub-Advisory Agreements does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Investment Advisory Contract and Management Fees

Strategic Advisers International Multi-Manager Fund

On June 7, 2016, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve a new investment advisory agreement (the Sub-Advisory Agreement) with Geode Capital Management, LLC (Geode) for the fund, subject to shareholder approval.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Sub-Advisory Agreement.

In considering whether to approve the Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers, Inc. (Strategic Advisers) or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.  The Board considered the backgrounds of the investment personnel that will provide services to the fund, and also took into consideration the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up. The Board also considered the structure of Geode's portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Geode's investment staff, its use of technology, and Geode's approach to managing and compensating investment personnel. The Board noted that Geode's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered Geode's trading capabilities and resources which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by Geode under the Sub-Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Investment Performance.  The Board also considered the historical investment performance of Geode and the portfolio managers in managing accounts under a similar investment mandate.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  In reviewing the Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, and the amount and nature of fees to be paid by Strategic Advisers to Geode under the Sub-Advisory Agreement. Because Strategic Advisers will not allocate assets to Geode at this time, the Board considered the hypothetical impact on the fund's management fee rate and total expenses if Strategic Advisers allocates assets to Geode in the future.

The Board noted that the fund's contractual maximum aggregate annual management fee rate may not exceed 1.05% of the fund's average daily net assets and that the Sub-Advisory Agreement will not result in a change to the contractual maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board also considered that Strategic Advisers has contractually agreed to reimburse the retail class, Class L and Class N of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) as a percentage of net assets exceed 1.00%, 1.00% and 1.25%, respectively, through April 30, 2018. In addition, the Board noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 0.90% of the class' average net assets and that such arrangement may be terminated by Strategic Advisers at any time. The Board also considered that after approval of the Sub-Advisory Agreement, the fund's management fee rate and the expense ratio of each class of the fund are expected to maintain the same relationships to the competitive peer group median data provided in the June 2016 management contract renewal materials, after taking into account lower expense reimbursement arrangements agreed to by Strategic Advisers with respect to the fund, as reflected above.

Based on its review, the Board concluded that the fund's management fee structure continues to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the contractual maximum management fees payable by the fund or Strategic Advisers portion of the management fee, the Board did not consider the costs of services and profitability of the relationship with the fund to Strategic Advisers to be significant factors in its decision to approve the Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to the Sub-Advisory Agreement, the Board considered management's representation that it does not anticipate that the hiring of Geode will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers and the fund's sub-advisory agreements. The Board noted that the Sub-Advisory Agreement provides for breakpoints that have the potential to reduce sub-advisory fees paid to Geode as assets allocated to Geode grow.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered to the fund and that the Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

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Strategic Advisers® International II Fund Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public Semi-Annual Report August 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

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You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

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All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of August 31, 2016

(excluding cash equivalents)

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Diversified International Fund	14.3	16.1
Fidelity International Discovery Fund	14.0	16.0
Fidelity Overseas Fund	13.0	14.1
Fidelity International Capital Appreciation Fund	10.3	11.2
Fidelity SAI International Minimum Volatility Index Fund	8.5	0.0
Fidelity International Value Fund	6.4	7.6
Fidelity Advisor Overseas Fund Class I	3.3	4.0
Fidelity International Small Cap Opportunities Fund	1.9	2.1
Fidelity Japan Fund	1.9	1.6
Fidelity International Real Estate Fund	1.6	1.5
	75.2

Asset Allocation (% of fund's net assets)

As of August 31, 2016
Stocks	15.0%
Foreign Large Blend Funds	22.9%
Foreign Large Growth Funds	41.9%
Foreign Large Value Funds	6.4%
Foreign Small Mid Growth Funds	1.9%
Other	3.6%
Sector Funds	1.6%
Short-Term Investments and Net Other Assets (Liabilities)	6.7%

As of February 29, 2016
Stocks	16.1%
Foreign Large Blend Funds	15.8%
Foreign Large Growth Funds	47.3%
Foreign Large Value Funds	7.6%
Foreign Small Mid Growth Funds	2.1%
Other	3.6%
Sector Funds	1.5%
Short-Term Investments and Net Other Assets (Liabilities)	6.0%

Asset allocations of funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 15.0%
	Shares	Value
CONSUMER DISCRETIONARY - 1.7%
Auto Components - 0.1%
Bridgestone Corp.	42,300	$1,454,822
DENSO Corp.	19,300	796,884
Valeo SA	21,530	1,114,085
		3,365,791
Automobiles - 0.4%
Fuji Heavy Industries Ltd.	26,200	1,037,719
Honda Motor Co. Ltd.	263,200	8,108,175
Renault SA	31,134	2,545,940
Suzuki Motor Corp.	77,200	2,558,535
Yamaha Motor Co. Ltd.	81,100	1,661,741
		15,912,110
Hotels, Restaurants & Leisure - 0.2%
Accor SA	49,595	1,872,331
InterContinental Hotel Group PLC	28,175	1,206,505
Oriental Land Co. Ltd.	18,100	1,059,952
Whitbread PLC	19,363	1,060,795
		5,199,583
Household Durables - 0.3%
Casio Computer Co. Ltd.	55,000	776,639
Sony Corp.	138,800	4,463,399
Taylor Wimpey PLC	1,317,750	2,791,141
Techtronic Industries Co. Ltd.	717,500	2,908,828
		10,940,007
Internet & Catalog Retail - 0.0%
Rakuten, Inc.	101,500	1,281,413
Media - 0.3%
Altice NV:
Class A (a)	99,646	1,658,916
Class B (a)	46,247	768,893
Axel Springer Verlag AG	31,554	1,607,091
Dentsu, Inc.	36,400	2,001,798
ProSiebenSat.1 Media AG	43,831	1,891,146
Vivendi SA	140,161	2,714,737
WPP PLC	58,138	1,342,288
		11,984,869
Specialty Retail - 0.2%
Carphone Warehouse Group PLC	190,816	928,863
Inditex SA	73,622	2,609,544
Nitori Holdings Co. Ltd.	14,900	1,510,665
USS Co. Ltd.	70,400	1,125,420
		6,174,492
Textiles, Apparel & Luxury Goods - 0.2%
adidas AG	26,041	4,328,226
Pandora A/S	16,429	2,043,806
		6,372,032

TOTAL CONSUMER DISCRETIONARY		61,230,297

CONSUMER STAPLES - 1.9%
Beverages - 0.4%
Anheuser-Busch InBev SA NV	48,586	6,028,149
Asahi Group Holdings	61,400	2,009,379
Coca-Cola Amatil Ltd.	241,684	1,773,437
Diageo PLC	212,700	5,894,970
		15,705,935
Food & Staples Retailing - 0.1%
Ahold Delhaize NV	87,264	2,089,374
Seven & i Holdings Co. Ltd.	48,600	2,045,684
		4,135,058
Food Products - 0.4%
Danone SA	49,365	3,758,033
Nestle SA	124,811	9,946,541
		13,704,574
Household Products - 0.2%
Reckitt Benckiser Group PLC	32,222	3,112,604
Svenska Cellulosa AB (SCA) (B Shares)	123,105	3,783,466
		6,896,070
Personal Products - 0.4%
Kao Corp.	41,100	2,135,937
L'Oreal SA	13,890	2,623,841
Unilever NV (Certificaten Van Aandelen) (Bearer)	134,575	6,191,947
Unilever PLC	71,935	3,339,313
		14,291,038
Tobacco - 0.4%
British American Tobacco PLC (United Kingdom)	54,040	3,352,784
Imperial Tobacco Group PLC	117,145	6,143,159
Japan Tobacco, Inc.	112,700	4,365,743
		13,861,686

TOTAL CONSUMER STAPLES		68,594,361

ENERGY - 0.8%
Energy Equipment & Services - 0.1%
Amec Foster Wheeler PLC	245,769	1,745,978
Tecnicas Reunidas SA	29,969	1,077,080
		2,823,058
Oil, Gas & Consumable Fuels - 0.7%
Lundin Petroleum AB (a)	149,252	2,627,403
Oil Search Ltd. ADR	425,016	2,146,508
Royal Dutch Shell PLC:
Class A (United Kingdom)	421,814	10,309,021
Class B (United Kingdom)	17,690	450,334
Statoil ASA	142,558	2,236,424
Total SA	148,618	7,100,431
Woodside Petroleum Ltd.	65,172	1,402,298
		26,272,419

TOTAL ENERGY		29,095,477

FINANCIALS - 3.5%
Banks - 1.7%
Australia & New Zealand Banking Group Ltd.	325,662	6,583,809
Banco Bilbao Vizcaya Argentaria SA	322,409	2,003,716
Bankinter SA	227,460	1,668,464
BOC Hong Kong (Holdings) Ltd.	1,090,000	3,814,800
Danske Bank A/S	118,926	3,490,117
HSBC Holdings PLC (United Kingdom)	808,775	6,013,175
Intesa Sanpaolo SpA	1,679,034	3,989,633
KBC Groep NV (a)	65,027	3,849,399
Lloyds Banking Group PLC	4,239,342	3,304,180
Mitsubishi UFJ Financial Group, Inc.	1,264,100	6,963,327
Nordea Bank AB	548,265	5,360,549
Seven Bank Ltd.	264,300	934,942
Shinsei Bank Ltd.	776,000	1,237,520
Societe Generale Series A	102,063	3,726,294
Swedbank AB (A Shares)	128,744	2,961,188
The Suruga Bank Ltd.	39,200	932,404
United Overseas Bank Ltd.	263,460	3,482,634
		60,316,151
Capital Markets - 0.3%
Credit Suisse Group AG	279,986	3,650,467
Julius Baer Group Ltd.	42,111	1,766,485
Macquarie Group Ltd.	48,018	2,912,296
Magellan Financial Group Ltd.	71,149	1,263,009
Man Group PLC	596,621	852,139
Partners Group Holding AG	4,092	1,876,358
		12,320,754
Diversified Financial Services - 0.2%
Challenger Ltd.	299,167	2,066,270
Deutsche Borse AG (a)	18,174	1,552,850
ORIX Corp.	342,400	4,922,631
		8,541,751
Insurance - 0.8%
AIA Group Ltd.	764,200	4,831,939
Aviva PLC	437,377	2,468,345
AXA SA	165,880	3,491,321
Direct Line Insurance Group PLC	240,233	1,164,055
Insurance Australia Group Ltd.	349,921	1,462,186
Prudential PLC	198,908	3,578,156
Sampo Oyj (A Shares)	45,330	1,946,183
Sony Financial Holdings, Inc.	101,000	1,387,145
St. James's Place Capital PLC	93,961	1,211,640
Tokio Marine Holdings, Inc.	44,200	1,736,131
Zurich Insurance Group AG	14,783	3,778,604
		27,055,705
Real Estate Investment Trusts - 0.1%
Mirvac Group unit	938,796	1,636,881
Nippon Prologis REIT, Inc.	322	772,750
Westfield Corp. unit (a)	135,697	1,042,267
		3,451,898
Real Estate Management & Development - 0.4%
Cheung Kong Property Holdings Ltd.	327,448	2,300,458
Daito Trust Construction Co. Ltd.	12,100	1,781,699
Deutsche Wohnen AG (Bearer)	60,063	2,257,808
Hysan Development Co. Ltd.	343,000	1,655,851
Leopalace21 Corp.	283,600	1,880,342
Mitsui Fudosan Co. Ltd.	75,000	1,615,039
Sino Land Ltd.	598,000	1,023,705
		12,514,902

TOTAL FINANCIALS		124,201,161

HEALTH CARE - 1.9%
Biotechnology - 0.2%
CSL Ltd.	26,057	2,116,937
Genmab A/S (a)	1,955	312,359
Shire PLC	93,000	5,807,998
		8,237,294
Health Care Equipment & Supplies - 0.2%
Hoya Corp.	51,700	2,003,241
Olympus Corp.	109,900	3,595,530
Sysmex Corp.	25,700	1,656,782
		7,255,553
Health Care Providers & Services - 0.1%
Fresenius SE & Co. KGaA	53,118	3,876,166
Pharmaceuticals - 1.4%
Astellas Pharma, Inc.	244,100	3,725,802
AstraZeneca PLC (United Kingdom)	24,846	1,603,834
Bayer AG	40,890	4,365,049
GlaxoSmithKline PLC	328,975	7,081,268
Novartis AG	153,108	12,059,245
Novo Nordisk A/S Series B	109,209	5,111,066
Sanofi SA	95,823	7,394,317
Shionogi & Co. Ltd.	49,300	2,200,906
Teva Pharmaceutical Industries Ltd.	5,400	274,075
Teva Pharmaceutical Industries Ltd. sponsored ADR	98,813	4,979,187
		48,794,749

TOTAL HEALTH CARE		68,163,762

INDUSTRIALS - 2.1%
Aerospace & Defense - 0.2%
BAE Systems PLC	454,695	3,213,105
Leonardo-Finmeccanica SpA (a)	262,980	3,000,879
Rolls-Royce Group PLC	230,450	2,330,038
		8,544,022
Air Freight & Logistics - 0.1%
Deutsche Post AG	128,035	4,045,041
Building Products - 0.1%
Compagnie de St. Gobain	66,135	2,903,082
Toto Ltd.	14,500	550,766
		3,453,848
Commercial Services & Supplies - 0.1%
Brambles Ltd.	15,131	140,099
Edenred SA	79,016	1,720,462
		1,860,561
Construction & Engineering - 0.2%
Bouygues SA	54,900	1,741,002
Ferrovial SA	84,668	1,668,334
SHIMIZU Corp.	102,000	909,931
Taisei Corp.	162,000	1,218,151
VINCI SA	40,747	3,095,838
		8,633,256
Electrical Equipment - 0.2%
ABB Ltd. (Reg.)	82,671	1,793,290
Legrand SA	32,447	1,943,926
Nidec Corp.	23,600	2,126,315
		5,863,531
Industrial Conglomerates - 0.2%
CK Hutchison Holdings Ltd.	250,948	3,225,183
Koninklijke Philips Electronics NV	135,161	3,918,831
		7,144,014
Machinery - 0.5%
Alfa Laval AB	215,056	3,341,154
Andritz AG	13,303	678,802
Atlas Copco AB (A Shares)	81,481	2,310,991
Fanuc Corp.	6,900	1,175,743
Komatsu Ltd.	120,000	2,625,957
Kubota Corp.	139,700	2,048,276
Makita Corp.	30,400	2,183,076
Minebea Mitsumi, Inc.	91,000	923,501
NGK Insulators Ltd.	71,000	1,539,883
Sumitomo Heavy Industries Ltd.	119,000	584,275
		17,411,658
Professional Services - 0.2%
Capita Group PLC	106,992	1,454,139
RELX NV	79,288	1,406,410
RELX PLC	62,300	1,182,144
SEEK Ltd.	121,013	1,461,523
Wolters Kluwer NV	38,036	1,596,326
		7,100,542
Road & Rail - 0.1%
ComfortDelgro Corp. Ltd.	594,700	1,235,275
East Japan Railway Co.	13,500	1,159,325
		2,394,600
Trading Companies & Distributors - 0.1%
Misumi Group, Inc.	125,500	2,190,625
Rexel SA	48,418	777,983
Wolseley PLC	36,856	2,119,685
		5,088,293
Transportation Infrastructure - 0.1%
Kamigumi Co. Ltd.	114,000	987,232
Singapore Airport Terminal Service Ltd.	201,300	695,896
		1,683,128

TOTAL INDUSTRIALS		73,222,494

INFORMATION TECHNOLOGY - 0.8%
Communications Equipment - 0.0%
Telefonaktiebolaget LM Ericsson (B Shares)	165,717	1,180,282
Electronic Equipment & Components - 0.1%
Alps Electric Co. Ltd.	61,000	1,375,470
Keyence Corp.	4,200	2,944,242
		4,319,712
Internet Software & Services - 0.1%
Rightmove PLC	13,457	724,337
United Internet AG	24,262	997,544
Yahoo! Japan Corp.	122,300	498,822
		2,220,703
IT Services - 0.2%
Amadeus IT Holding SA Class A	69,028	3,171,903
Capgemini SA	22,273	2,169,911
OBIC Co. Ltd.	16,300	834,968
Otsuka Corp.	11,200	474,673
		6,651,455
Semiconductors & Semiconductor Equipment - 0.1%
Dialog Semiconductor PLC (a)	25,800	904,512
Disco Corp.	9,600	1,083,729
Tokyo Electron Ltd.	9,200	845,441
		2,833,682
Software - 0.3%
Mobileye NV (a)	39,000	1,906,710
SAP AG	81,570	7,163,475
Square Enix Holdings Co. Ltd.	47,900	1,402,764
Trend Micro, Inc.	54,000	1,915,430
		12,388,379

TOTAL INFORMATION TECHNOLOGY		29,594,213

MATERIALS - 1.0%
Chemicals - 0.5%
BASF AG	27,370	2,225,627
Clariant AG (Reg.)	110,364	1,922,155
Croda International PLC	35,951	1,562,620
Incitec Pivot Ltd.	701,612	1,502,795
Mitsui Chemicals, Inc.	431,000	2,062,002
Nitto Denko Corp.	23,000	1,570,309
Sumitomo Chemical Co. Ltd.	313,000	1,433,934
Symrise AG	34,004	2,503,744
Syngenta AG (Switzerland)	4,398	1,920,052
Yara International ASA	52,207	1,853,269
		18,556,507
Construction Materials - 0.2%
CRH PLC	77,083	2,590,694
James Hardie Industries PLC CDI	140,432	2,289,199
Lafargeholcim Ltd. (Reg.)	25,227	1,337,591
		6,217,484
Metals & Mining - 0.3%
Glencore Xstrata PLC	560,867	1,281,883
Randgold Resources Ltd.	30,218	2,833,074
Rio Tinto Ltd.	90,733	3,245,862
Rio Tinto PLC	109,507	3,296,457
		10,657,276
Paper & Forest Products - 0.0%
Mondi PLC	41,973	853,760

TOTAL MATERIALS		36,285,027

TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.6%
BT Group PLC	450,281	2,285,156
Deutsche Telekom AG	323,593	5,397,963
Nippon Telegraph & Telephone Corp.	117,300	5,157,572
Telecom Italia SpA (a)	2,699,651	2,450,455
Telefonica Deutschland Holding AG	278,880	1,146,007
TeliaSonera AB	252,484	1,140,516
Telstra Corp. Ltd.	900,943	3,557,749
		21,135,418
Wireless Telecommunication Services - 0.3%
KDDI Corp.	135,700	3,967,139
SoftBank Corp.	47,900	3,124,724
Vodafone Group PLC	1,864,343	5,625,942
		12,717,805

TOTAL TELECOMMUNICATION SERVICES		33,853,223

UTILITIES - 0.4%
Electric Utilities - 0.3%
Iberdrola SA	478,197	3,147,089
Kansai Electric Power Co., Inc. (a)	146,600	1,256,369
Power Assets Holdings Ltd.	242,500	2,319,482
Red Electrica Corporacion SA	64,468	1,388,239
		8,111,179
Multi-Utilities - 0.1%
E.ON AG	353,686	3,252,647
Suez Environnement SA	74,068	1,120,729
		4,373,376

TOTAL UTILITIES		12,484,555

TOTAL COMMON STOCKS
(Cost $524,317,729)		536,724,570

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen AG
(Cost $1,958,358)	16,156	2,243,641

Equity Funds - 78.3%
Foreign Large Blend Funds - 22.9%
Fidelity Overseas Fund (b)	11,251,945	465,830,524
Fidelity SAI International Index Fund (b)	5,000,000	51,500,000
Fidelity SAI International Minimum Volatility Index Fund (b)	30,362,920	303,325,574

TOTAL FOREIGN LARGE BLEND FUNDS		820,656,098

Foreign Large Growth Funds - 41.9%
Fidelity Advisor Overseas Fund Class I (b)	5,525,338	117,523,932
Fidelity Canada Fund (b)	34,327	1,663,494
Fidelity Diversified International Fund (b)	14,580,198	511,473,344
Fidelity International Capital Appreciation Fund (b)	21,177,538	367,006,734
Fidelity International Discovery Fund (b)	12,999,660	500,616,912

TOTAL FOREIGN LARGE GROWTH FUNDS		1,498,284,416

Foreign Large Value Funds - 6.4%
Fidelity International Value Fund (b)	29,109,461	229,673,650
Foreign Small Mid Growth Funds - 1.9%
Fidelity International Small Cap Opportunities Fund (b)	4,518,223	69,173,995
Sector Funds - 1.6%
Fidelity International Real Estate Fund (b)	5,417,536	56,992,477
Other - 3.6%
Fidelity Advisor Global Capital Appreciation Fund Class I (b)	1,547,028	26,516,053
Fidelity Japan Fund (b)	5,540,771	67,652,809
Fidelity Japan Smaller Companies Fund (b)	2,233,766	32,657,658

TOTAL OTHER		126,826,520

TOTAL EQUITY FUNDS
(Cost $2,719,569,719)		2,801,607,156
	Principal Amount

U.S. Treasury Obligations - 0.5%
U.S. Treasury Bills, yield at date of purchase 0.24% to 0.33% 9/1/16 to 10/27/16 (c)
(Cost $17,035,939)	17,040,000	17,036,442
	Shares

Money Market Funds - 6.1%
State Street Institutional U.S. Government Money Market Fund Premier Class 0.26% (d)
(Cost $218,032,050)	218,032,050	218,032,050
TOTAL INVESTMENT PORTFOLIO - 99.9%
(Cost $3,480,913,795)		3,575,643,859
NET OTHER ASSETS (LIABILITIES) - 0.1%		2,309,992
NET ASSETS - 100%		$3,577,953,851

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
1,026 CME Nikkei 225 Index Contracts (United States)	Sept. 2016	86,825,250	$1,960,936
1,475 ICE E-mini MSCI EAFE Index Contracts (United States)	Sept. 2016	124,460,500	(150,514)
TOTAL FUTURES CONTRACTS			$1,810,422

The face value of futures purchased as a percentage of Net Assets is 5.9%

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $12,471,800.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Global Capital Appreciation Fund Class I	$23,205,414	$--	$--	$--	$26,516,053
Fidelity Advisor Overseas Fund Class I	108,960,068	--	443	--	117,523,932
Fidelity Canada Fund	1,429,383	--	--	--	1,663,494
Fidelity Diversified International Fund	441,411,499	28,710,780	266	--	511,473,344
Fidelity International Capital Appreciation Fund	305,375,109	26,258,799	177	--	367,006,734
Fidelity International Discovery Fund	438,056,273	27,800,291	354	--	500,616,912
Fidelity International Real Estate Fund	41,907,975	9,704,534	--	--	56,992,477
Fidelity International Small Cap Opportunities Fund	57,519,602	6,091,500	--	--	69,173,995
Fidelity International Value Fund	207,323,065	5,528,296	354	--	229,673,650
Fidelity Japan Fund	44,909,084	16,139,741	--	--	67,652,809
Fidelity Japan Smaller Companies Fund	28,967,634	997,129	--	--	32,657,658
Fidelity Overseas Fund	385,949,842	39,526,657	177	--	465,830,524
Fidelity SAI International Index Fund	46,550,000	--	--	--	51,500,000
Fidelity SAI International Minimum Volatility Index Fund	--	297,199,699	--	--	303,325,574
Total	$2,131,564,948	$457,957,426	$1,771	$--	$2,801,607,156

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$63,473,938	$35,280,188	$28,193,750	$--
Consumer Staples	68,594,361	23,150,899	45,443,462	--
Energy	29,095,477	8,999,267	20,096,210	--
Financials	124,201,161	82,393,923	41,807,238	--
Health Care	68,163,762	21,015,183	47,148,579	--
Industrials	73,222,494	43,436,149	29,786,345	--
Information Technology	29,594,213	21,250,456	8,343,757	--
Materials	36,285,027	25,644,750	10,640,277	--
Telecommunication Services	33,853,223	2,286,523	31,566,700	--
Utilities	12,484,555	9,231,908	3,252,647	--
Equity Funds	2,801,607,156	2,801,607,156	--	--
Other Short-Term Investments	17,036,442	--	17,036,442	--
Money Market Funds	218,032,050	218,032,050	--	--
Total Investments in Securities:	$3,575,643,859	$3,292,328,452	$283,315,407	$--
Derivative Instruments:
Assets
Futures Contracts	$1,960,936	$1,960,936	$--	$--
Total Assets	$1,960,936	$1,960,936	$--	$--
Liabilities
Futures Contracts	$(150,514)	$(150,514)	$--	$--
Total Liabilities	$(150,514)	$(150,514)	$--	$--
Total Derivative Instruments:	$1,810,422	$1,810,422	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended August 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$27,157,537
Level 2 to Level 1	$68,658,044

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,960,936	$(150,514)
Total Equity Risk	1,960,936	(150,514)
Total Value of Derivatives	$1,960,936	$(150,514)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $761,344,076)	$774,036,703
Affiliated issuers (cost $2,719,569,719)	2,801,607,156
Total Investments (cost $3,480,913,795)		$3,575,643,859
Cash		178
Foreign currency held at value (cost $67,159)		67,158
Receivable for investments sold		652,743
Receivable for fund shares sold		4,351,269
Dividends receivable		1,980,324
Receivable for daily variation margin for derivative instruments		34,925
Prepaid expenses		10,276
Other receivables		20,725
Total assets		3,582,761,457
Liabilities
Payable for investments purchased	$2,000,775
Payable for fund shares redeemed	2,352,391
Accrued management fee	188,526
Other affiliated payables	182,893
Other payables and accrued expenses	83,021
Total liabilities		4,807,606
Net Assets		$3,577,953,851
Net Assets consist of:
Paid in capital		$3,524,696,172
Undistributed net investment income		8,053,095
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(51,320,631)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		96,525,215
Net Assets, for 399,938,080 shares outstanding		$3,577,953,851
Net Asset Value, offering price and redemption price per share ($3,577,953,851 ÷ 399,938,080 shares)		$8.95

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2016 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$11,855,915
Interest		171,829
Income before foreign taxes withheld		12,027,744
Less foreign taxes withheld		(979,072)
Total income		11,048,672
Expenses
Management fee	$5,102,072
Transfer agent fees	341,738
Accounting fees and expenses	701,847
Custodian fees and expenses	39,931
Independent trustees' fees and expenses	19,728
Registration fees	137,451
Audit	35,204
Legal	8,445
Miscellaneous	41,016
Total expenses before reductions	6,427,432
Expense reductions	(4,102,078)	2,325,354
Net investment income (loss)		8,723,318
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(9,358,595)
Affiliated issuers	(269)
Foreign currency transactions	(72,083)
Futures contracts	1,487,299
Total net realized gain (loss)		(7,943,648)
Change in net unrealized appreciation (depreciation) on: Investment securities	251,857,236
Assets and liabilities in foreign currencies	124,526
Futures contracts	16,881,031
Total change in net unrealized appreciation (depreciation)		268,862,793
Net gain (loss)		260,919,145
Net increase (decrease) in net assets resulting from operations		$269,642,463

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,723,318	$23,518,745
Net realized gain (loss)	(7,943,648)	(20,339,569)
Change in net unrealized appreciation (depreciation)	268,862,793	(321,955,245)
Net increase (decrease) in net assets resulting from operations	269,642,463	(318,776,069)
Distributions to shareholders from net investment income	(719,514)	(24,884,942)
Distributions to shareholders from net realized gain	–	(8,227,263)
Total distributions	(719,514)	(33,112,205)
Share transactions
Proceeds from sales of shares	997,810,738	2,157,727,766
Reinvestment of distributions	718,372	33,045,326
Cost of shares redeemed	(425,550,189)	(857,542,053)
Net increase (decrease) in net assets resulting from share transactions	572,978,921	1,333,231,039
Total increase (decrease) in net assets	841,901,870	981,342,765
Net Assets
Beginning of period	2,736,051,981	1,754,709,216
End of period	$3,577,953,851	$2,736,051,981
Other Information
Undistributed net investment income end of period	$8,053,095	$49,291
Shares
Sold	114,459,701	239,745,366
Issued in reinvestment of distributions	81,726	3,583,747
Redeemed	(48,752,266)	(95,672,530)
Net increase (decrease)	65,789,161	147,656,583

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers International II Fund

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$8.19	$9.41	$9.40	$7.88	$7.26	$8.12
Income from Investment Operations
Net investment income (loss)B	.02	.10	.11	.14C	.14	.12
Net realized and unrealized gain (loss)	.74	(1.19)	.01	1.53	.64	(.86)
Total from investment operations	.76	(1.09)	.12	1.67	.78	(.74)
Distributions from net investment income	–D	(.09)	(.10)	(.11)	(.14)	(.12)
Distributions from net realized gain	–	(.05)	(.01)	(.04)	(.02)	–D
Total distributions	–D	(.13)E	(.11)	(.15)	(.16)	(.12)
Net asset value, end of period	$8.95	$8.19	$9.41	$9.40	$7.88	$7.26
Total ReturnF,G	9.30%	(11.70)%	1.36%	21.17%	10.89%	(8.91)%
Ratios to Average Net AssetsH
Expenses before reductions	.39%I	.42%	.47%	.52%	.55%	.51%
Expenses net of fee waivers, if any	.14%I	.17%	.22%	.27%	.30%	.26%
Expenses net of all reductions	.14%I	.17%	.21%	.26%	.27%	.25%
Net investment income (loss)	.53%I	1.09%	1.19%	1.61%C	1.87%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$3,577,954	$2,736,052	$1,754,709	$1,319,774	$821,211	$857,774
Portfolio turnover rateJ	13%I	16%	22%	27%	29%	38%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.31%.

 D Amount represents less than $.005 per share.

 E Total distributions of $.13 per share is comprised of distributions from net investment income of $.088 and distributions from net realized gain of $.046 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 I Annualized

 J Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2016

1. Organization.

Strategic Advisers International II Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2016, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$181,710,014
Gross unrealized depreciation	(100,570,863)
Net unrealized appreciation (depreciation) on securities	$81,139,151
Tax cost	$3,494,504,708

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(26,511,525)
Long-term	(17,698,256)
Total capital loss carryforward	$(44,209,781)

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $1,487,299 and a change in net unrealized appreciation (depreciation) of $16,881,031 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $643,817,014 and $192,625,691, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.00% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

Sub-Adviser. FIAM LLC (an affiliate of the investment adviser) served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

In October, 2016 shareholders approved the appointment of FIL Investment Advisors and Geode Capital Management, LLC as additional sub-advisers for the Fund.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. The Fund does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .02% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $872 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2019. During the period, this waiver reduced the Fund's management fee by $ 4,092,944.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $9,132 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $2.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principal investment strategies may represent a significant portion of an Underlying Fund's net assets. At the end of the period, the Fund was the owner of record of 10% or more of the total outstanding shares of the following Underlying Funds:

Fidelity Advisor Global Capital Appreciation Fund	18%
Fidelity Advisor Overseas Fund	18%
Fidelity International Capital Appreciation Fund	20%
Fidelity International Real Estate Fund	12%
Fidelity International Value Fund	69%
Fidelity Japan Fund	17%
Fidelity SAI International Minimum Volatility Index Fund	25%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2016 to August 31, 2016).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During Period-B March 1, 2016 to August 31, 2016
Actual	.14%	$1,000.00	$1,093.00	$.74
Hypothetical-C		$1,000.00	$1,024.50	$.71

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers International II Fund

On March 3, 2016, the Board of Trustees, including the Independent Trustees (together, the Board), voted at an in-person meeting to approve an amendment to the fee schedule in the existing sub-advisory agreement (the Current Sub-Advisory Agreement) with FIAM LLC (formerly Pyramis Global Advisors LLC) (FIAM) for the fund (the Amended Sub-Advisory Agreement) with respect to the Select Emerging Markets Equity mandate, which has the potential to lower the amount of fees paid by Strategic Advisers, Inc. (Strategic Advisers) to FIAM, on behalf of the fund. The terms of the Amended Sub-Advisory Agreement are identical to those of the Current Sub-Advisory Agreement, except with respect to the date of execution and the fee schedule.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Amended Sub-Advisory Agreement.

In considering whether to approve the Amended Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Amended Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Amended Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board.

Nature, Extent, and Quality of Services Provided.  The Board noted that although FIAM was not previously allocated assets of the fund to manage using FIAM's Select Emerging Markets Equity strategy, the Board is familiar with the nature, extent and quality of services provided by FIAM, including resources devoted to its compliance policies and procedures, through its oversight of FIAM as a sub-adviser to the fund using other investment mandates and through its oversight of FIAM as sub-adviser to other funds overseen by the Board. In addition, the Board considered information received regarding FIAM in connection with the annual renewal of the sub-advisory agreement with FIAM on behalf of the fund at the September 2015 meeting. The Board also considered the backgrounds of the investment personnel that will provide services to the fund, including the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund, and the historical investment performance of FIAM's Select Emerging Markets Equity strategy.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Amended Sub-Advisory Agreement will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  The Board considered that the new fee schedule will not result in any changes to the fund's total management fee or total fund expenses because Strategic Advisers has not allocated any assets of the fund to FIAM's Select Emerging Markets Equity strategy. The Board considered that to the extent Strategic Advisers allocates assets of the fund to the strategy in the future, the new fee schedule would result in lower fees to be paid by Strategic Advisers to FIAM, on behalf of the fund, compared to the fees that would be paid if the Select Emerging Markets Equity strategy was allocated assets under the existing fee schedule. The Board also considered that the Amended Sub-Advisory Agreement would not result in any changes to the fund's maximum aggregate annual management fee rate, Strategic Advisers' portion of the fund's management fee or Strategic Advisers' contractual management fee waiver for the fund. Based on its review, the Board concluded that the fund's management fee structure and total expenses continue to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Amended Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the fund's investment performance or costs of services and profitability to be significant factors in its decision to approve the Amended Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviewed information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2015 Board meeting.

Possible Economies of Scale.  The Board considered that the Amended Sub-Advisory Agreement provides for breakpoints that have the potential to further reduce sub-advisory fees paid to FIAM as assets allocated to FIAM's Select Emerging Markets Equity strategy grow. The Board also considered that it reviewed whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2015 Board meeting.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Amended Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Amended Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Amended Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Investment Advisory Contract and Management Fees

Strategic Advisers International II Fund

On June 7, 2016, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve a new investment advisory agreement (the New Sub-Advisory Agreement) with FIAM LLC (FIAM) for the fund to add a new investment mandate to the fund, subject to shareholder approval.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the New Sub-Advisory Agreement.

In considering whether to approve the New Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the New Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers, Inc. (Strategic Advisers) or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the New Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the New Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.  The Board noted that it is familiar with the nature, extent and quality of services provided by FIAM from its oversight of FIAM on behalf of other existing investment mandates for the fund pursuant to existing sub-advisory agreements between Strategic Advisers and FIAM (Existing Sub-Advisory Agreement). The Board considered that although the new investment mandate will not utilize the same investment personnel as the existing mandate approved by the Board under the Existing Sub-Advisory Agreement, the same support staff, including compliance personnel, that currently provides services to the fund will also provide services to the fund under the New Sub-Advisory Agreement. The Board considered the backgrounds of the investment personnel that will provide services to the fund under the New Sub-Advisory Agreement, and also took into consideration the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up. The Board also considered the structure of FIAM's portfolio manager compensation program with respect to the investment personnel that will provide services under the New Sub-Advisory Agreement and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board noted that FIAM will utilize a different investment mandate to provide services to the fund under the New Sub-Advisory Agreement than the investment mandate approved under the Current Sub-Advisory Agreement and reviewed the general qualifications and capabilities of the investment staff that will provide services to the fund under the New Sub-Advisory Agreement and its use of technology. The Board noted that the FIAM's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered FIAM's trading capabilities and resources which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by FIAM under the New Sub-Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Investment Performance.  The Board also considered the historical investment performance of FIAM and the portfolio managers in managing accounts under a similar investment mandate.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the New Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  In reviewing the New Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, and the amount and nature of fees to be paid by Strategic Advisers to FIAM under the New Sub-Advisory Agreement. Because Strategic Advisers will not allocate assets to FIAM at this time, the Board considered the hypothetical impact on the fund's management fee rate and total expenses if Strategic Advisers allocates assets to FIAM in the future.

The Board noted that the fund's contractual maximum aggregate annual management fee rate may not exceed 1.00% of the fund's average daily net assets and that the approval of the New Sub-Advisory Agreement will not result in a change to the contractual maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board considered Strategic Advisers' contractual agreement to waive its 0.25% portion of the fund's management fee through September 30, 2018 and its proposal to extend the waiver through September 30, 2019. The Board also considered that after approval of the New Sub-Advisory Agreement, the fund's management fee rate and total net expenses are expected to continue to rank below the median competitive peer group data provided in the June 2016 management contract renewal materials. The Board also considered that after approval of the New Sub-Advisory Agreement, based on hypothetical allocations to FIAM, the fund's management fee rate is expected to rank above median by 1 bp, before Strategic Advisers' management fee waiver discussed above, and below median, net of waiver. The Board noted that the fund's total net expenses are expected to continue to rank below the median competitive peer group data provided in the June 2016 management contract renewal materials.

Based on its review, the Board concluded that the fund's management fee structure will continue to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the New Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the contractual maximum management fees payable by the fund or Strategic Advisers portion of the management fee, the Board did not consider the costs of services and profitability of the relationship with the fund to Strategic Advisers to be significant factors in its decision to approve the New Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to the New Sub-Advisory Agreement, the Board considered management's representation that it does not anticipate that the hiring of FIAM will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers and the fund's sub-advisory agreements. Board noted that the New Sub-Advisory Agreement provides for breakpoints that have the potential to reduce sub-advisory fees paid to FIAM as assets allocated to FIAM grow.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the New Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered to the fund and that the New Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the New Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Investment Advisory Contract and Management Fees

Strategic Advisers International II Fund

On June 7, 2016, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve a new investment advisory agreement with FIL Investment Advisors (FIA) for the fund, and through FIA, a sub-subadvisory agreement with FIL Investment Advisors (UK) Limited (FIA (UK)) (each, a "Sub-Advisory Agreement", collectively, the "Sub-Advisory Agreements"), each subject to shareholder approval.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Sub-Advisory Agreements.

In considering whether to approve the Sub-Advisory Agreements, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Sub-Advisory Agreements is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers, Inc. (Strategic Advisers) or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Sub-Advisory Agreements bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Sub-Advisory Agreements was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.  The Board considered the backgrounds of the investment personnel that will provide services to the fund, and also took into consideration the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up. The Board also considered the structure of FIA's portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of FIA's investment staff, its use of technology, and FIA's approach to managing and compensating investment personnel. The Board noted that FIA's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered FIA's trading capabilities and resources which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by FIA under the Sub-Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Investment Performance.  The Board also considered the historical investment performance of FIA and the portfolio managers in managing accounts under a similar investment mandate.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  In reviewing the Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, and the amount and nature of fees to be paid by Strategic Advisers to FIA under the Sub-Advisory Agreement. The Board noted that FIA will compensate FIA (UK) pursuant to the terms of the sub-subadvisory agreement between FIA and FIA (UK) and that the fund and Strategic Advisers are not responsible for any such fees or expenses. Because Strategic Advisers will not allocate assets to FIA at this time, the Board considered the hypothetical impact on the fund's management fee rate and total expenses if Strategic Advisers allocates assets to FIA in the future.

The Board noted that the fund's contractual maximum aggregate annual management fee rate may not exceed 1.00% of the fund's average daily net assets and that the approval of the Sub-Advisory Agreement will not result in a change to the contractual maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board considered Strategic Advisers' contractual agreement to waive its 0.25% portion of the fund's management fee through September 30, 2018 and its proposal to extend the waiver through September 30, 2019. The Board also considered that after approval of the Sub-Advisory Agreement, the fund's management fee rate and total net expenses are expected to continue to rank below the median competitive peer group data provided in the June 2016 management contract renewal materials.

Based on its review, the Board concluded that the fund's management fee structure will continue to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the contractual maximum management fees payable by the fund or Strategic Advisers portion of the management fee, the Board did not consider the costs of services and profitability of the relationship with the fund to Strategic Advisers to be significant factors in its decision to approve the Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to the Sub-Advisory Agreements, the Board considered management's representation that it does not anticipate that the hiring of FIA will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers and the fund's sub-advisory agreements. The Board noted that the Sub-Advisory Agreement provides for breakpoints that have the potential to reduce sub-advisory fees paid to FIA as assets allocated to FIA grow.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered to the fund and that the Sub-Advisory Agreements should be approved because the agreements are in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged by FIA will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Sub-Advisory Agreements does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Investment Advisory Contract and Management Fees

Strategic Advisers International II Fund

On June 7, 2016, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve a new investment advisory agreement (the Sub-Advisory Agreement) with Geode Capital Management, LLC (Geode) for the fund, subject to shareholder approval.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Sub-Advisory Agreement.

In considering whether to approve the Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers, Inc. (Strategic Advisers) or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.  The Board considered the backgrounds of the investment personnel that will provide services to the fund, and also took into consideration the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up. The Board also considered the structure of Geode's portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Geode's investment staff, its use of technology, and Geode's approach to managing and compensating investment personnel. The Board noted that Geode's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered Geode's trading capabilities and resources which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by Geode under the Sub-Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Investment Performance.  The Board also considered the historical investment performance of Geode and the portfolio managers in managing accounts under a similar investment mandate.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  In reviewing the Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, and the amount and nature of fees to be paid by Strategic Advisers to Geode under the Sub-Advisory Agreement. Because Strategic Advisers will not allocate assets to Geode at this time, the Board considered the hypothetical impact on the fund's management fee rate and total expenses if Strategic Advisers allocates assets to Geode in the future.

The Board noted that the fund's contractual maximum aggregate annual management fee rate may not exceed 1.00% of the fund's average daily net assets and that the approval of the Sub-Advisory Agreement will not result in a change to the contractual maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board considered Strategic Advisers' contractual agreement to waive its 0.25% portion of the fund's management fee through September 30, 2018 and its proposal to extend the waiver through September 30, 2019. The Board also considered that after approval of the Sub-Advisory Agreement, the fund's management fee rate and total net expenses are expected to continue to rank below the median competitive peer group data provided in the June 2016 management contract renewal materials.

Based on its review, the Board concluded that the fund's management fee structure continues to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the contractual maximum management fees payable by the fund or Strategic Advisers portion of the management fee, the Board did not consider the costs of services and profitability of the relationship with the fund to Strategic Advisers to be significant factors in its decision to approve the Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to the Sub-Advisory Agreement, the Board considered management's representation that it does not anticipate that the hiring of Geode will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers and the fund's sub-advisory agreements. The Board noted that the Sub-Advisory Agreement provides for breakpoints that have the potential to reduce sub-advisory fees paid to Geode as assets allocated to Geode grow.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered to the fund and that the Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

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Strategic Advisers® Emerging Markets Fund of Funds Semi-Annual Report August 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5095 (plan accounts) or 1-800-544-3455 (all other accounts) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Holdings as of August 31, 2016

(excluding cash equivalents)

	% of fund's net assets	% of fund's net assets 6 months ago
Causeway Emerging Markets Fund - Investor Class	19.3	8.3
Lazard Emerging Markets Equity Portfolio Institutional Class	15.2	9.5
Acadian Emerging Markets Portfolio Institutional Class	15.1	11.5
T. Rowe Price Emerging Markets Stock Fund Class I	13.4	11.1
Goldman Sachs Emerging Markets Equity Fund Institutional Shares	12.7	3.2
Oppenheimer Developing Markets Fund Class Y	11.7	6.7
Fidelity Emerging Markets Fund	10.5	10.5
Morgan Stanley Institutional Fund, Inc. Frontier Emerging Markets Portfolio Class A	1.9	2.1
	99.8

Asset Allocation (% of fund's net assets)

As of August 31, 2016
Diversifed Emerging Markets Funds	99.8%
Short-Term Investments and Net Other Assets (Liabilities)	0.2%

As of February 29, 2016
Diversifed Emerging Markets Funds	91.5%
Other	8.4%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

Asset allocations of funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 99.8%
	Shares	Value
Diversified Emerging Markets Funds - 99.8%
Acadian Emerging Markets Portfolio Institutional Class	106,580	$1,813,983
Causeway Emerging Markets Fund - Investor Class	214,546	2,321,392
Fidelity Emerging Markets Fund (a)	52,366	1,265,696
Goldman Sachs Emerging Markets Equity Fund Institutional Shares	89,824	1,534,199
Lazard Emerging Markets Equity Portfolio Institutional Class	112,934	1,826,137
Morgan Stanley Institutional Fund, Inc. Frontier Emerging Markets Portfolio Class A	13,008	227,504
Oppenheimer Developing Markets Fund Class Y	42,526	1,405,899
T. Rowe Price Emerging Markets Stock Fund Class I	47,933	1,613,441
TOTAL EQUITY FUNDS
(Cost $11,591,207)		12,008,251

Money Market Funds - 0.3%
State Street Institutional U.S. Government Money Market Fund Premier Class 0.26%(b)
(Cost $32,416)	32,416	32,416
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $11,623,623)		12,040,667
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(10,558)
NET ASSETS - 100%		$12,030,109

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Emerging Markets Fund	$1,054,660	$--	$--	$--	$1,265,696
Total	$1,054,660	$--	$--	$--	$1,265,696

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $10,407,825)	$10,774,971
Affiliated issuers (cost $1,215,798)	1,265,696
Total Investments (cost $11,623,623)		$12,040,667
Receivable for fund shares sold		12,190
Prepaid expenses		38
Receivable from investment adviser for expense reductions		4,541
Other receivables		124
Total assets		12,057,560
Liabilities
Payable for investments purchased	$11,747
Payable for fund shares redeemed	409
Distribution and service plan fees payable	20
Audit fee payable	11,706
Other affiliated payables	125
Other payables and accrued expenses	3,444
Total liabilities		27,451
Net Assets		$12,030,109
Net Assets consist of:
Paid in capital		$13,237,906
Distributions in excess of net investment income		(9,885)
Accumulated undistributed net realized gain (loss) on investments		(1,614,956)
Net unrealized appreciation (depreciation) on investments		417,044
Net Assets		$12,030,109
Emerging Markets:
Net Asset Value, offering price and redemption price per share ($10,019,018 ÷ 1,088,391 shares)		$9.21
Class F:
Net Asset Value, offering price and redemption price per share ($1,789,004 ÷ 194,353 shares)		$9.20
Class L:
Net Asset Value, offering price and redemption price per share ($127,382 ÷ 13,830 shares)		$9.21
Class N:
Net Asset Value, offering price and redemption price per share ($94,705 ÷ 10,300 shares)		$9.19

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2016 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$10,416
Interest		15
Total income		10,431
Expenses
Management fee	$16,751
Transfer agent fees	116
Distribution and service plan fees	110
Accounting fees and expenses	697
Custodian fees and expenses	5,307
Independent trustees' fees and expenses	70
Registration fees	28,059
Audit	17,781
Legal	31
Miscellaneous	1,584
Total expenses before reductions	70,506
Expense reductions	(65,457)	5,049
Net investment income (loss)		5,382
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(869,152)
Total net realized gain (loss)		(869,152)
Change in net unrealized appreciation (depreciation) on investment securities		3,078,790
Net gain (loss)		2,209,638
Net increase (decrease) in net assets resulting from operations		$2,215,020

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,382	$134,503
Net realized gain (loss)	(869,152)	(715,173)
Change in net unrealized appreciation (depreciation)	3,078,790	(2,592,155)
Net increase (decrease) in net assets resulting from operations	2,215,020	(3,172,825)
Distributions to shareholders from net investment income	–	(153,397)
Distributions to shareholders from net realized gain	–	(41,904)
Total distributions	–	(195,301)
Share transactions - net increase (decrease)	(257,080)	1,263,774
Redemption fees	123	5,629
Total increase (decrease) in net assets	1,958,063	(2,098,723)
Net Assets
Beginning of period	10,072,046	12,170,769
End of period	$12,030,109	$10,072,046
Other Information
Distributions in excess of net investment income end of period	$(9,885)	$(15,267)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Emerging Markets Fund of Funds

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013 B
Selected Per–Share Data
Net asset value, beginning of period	$7.52	$10.04	$9.75	$10.53	$10.00
Income from Investment Operations
Net investment income (loss)C	–D	.10	.13	.13	.14
Net realized and unrealized gain (loss)	1.69	(2.47)	.34	(.78)	.53
Total from investment operations	1.69	(2.37)	.47	(.65)	.67
Distributions from net investment income	–	(.12)	(.15)	(.11)	(.14)
Distributions from net realized gain	–	(.03)	(.04)	(.03)	–
Total distributions	–	(.15)	(.18)E	(.13)F	(.14)
Redemption fees added to paid in capitalC,D	–	–	–	–	–
Net asset value, end of period	$9.21	$7.52	$10.04	$9.75	$10.53
Total ReturnG,H	22.47%	(23.79)%	4.86%	(6.18)%	6.71%
Ratios to Average Net AssetsI
Expenses before reductions	1.26%J	1.09%	1.07%	1.25%	1.14%J
Expenses net of fee waivers, if any	.10%J	.10%	.10%	.10%	.10%J
Expenses net of all reductions	.09%J	.09%	.10%	.10%	.10%J
Net investment income (loss)	.10%J	1.14%	1.29%	1.29%	1.71%J
Supplemental Data
Net assets, end of period (000 omitted)	$10,019	$8,485	$10,979	$9,832	$9,475
Portfolio turnover rateK	88%J	61%	11%	10%	8%J

 A For the year ended February 29.

 B For the period May 2, 2012 (commencement of operations) to February 28, 2013.

 C Calculated based on average shares outstanding during the period.

 D Amount represents less than $.005 per share.

 E Total distributions of $.18 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.035 per share.

 F Total distributions of $.13 per share is comprised of distributions from net investment income of $.108 and distributions from net realized gain of $.025 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 J Annualized

 K Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Emerging Markets Fund of Funds Class F

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013 B
Selected Per–Share Data
Net asset value, beginning of period	$7.52	$10.04	$9.75	$10.53	$10.43
Income from Investment Operations
Net investment income (loss)C	–D	.10	.13	.13	.10
Net realized and unrealized gain (loss)	1.68	(2.47)	.34	(.78)	.14
Total from investment operations	1.68	(2.37)	.47	(.65)	.24
Distributions from net investment income	–	(.12)	(.15)	(.11)	(.14)
Distributions from net realized gain	–	(.03)	(.04)	(.03)	–
Total distributions	–	(.15)	(.18)E	(.13)F	(.14)
Redemption fees added to paid in capitalC,D	–	–	–	–	–
Net asset value, end of period	$9.20	$7.52	$10.04	$9.75	$10.53
Total ReturnG,H	22.34%	(23.79)%	4.86%	(6.18)%	2.31%
Ratios to Average Net AssetsI
Expenses before reductions	1.25%J	1.04%	1.03%	1.43%	1.14%J
Expenses net of fee waivers, if any	.10%J	.10%	.10%	.10%	.10%J
Expenses net of all reductions	.09%J	.09%	.10%	.10%	.10%J
Net investment income (loss)	.10%J	1.15%	1.29%	1.29%	4.90%J
Supplemental Data
Net assets, end of period (000 omitted)	$1,789	$1,407	$988	$466	$154
Portfolio turnover rateK	88%J	61%	11%	10%	8%J

 A For the year ended February 29.

 B For the period December 18, 2012 (commencement of sale of shares) to February 28, 2013.

 C Calculated based on average shares outstanding during the period.

 D Amount represents less than $.005 per share.

 E Total distributions of $.18 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.035 per share.

 F Total distributions of $.13 per share is comprised of distributions from net investment income of $.108 and distributions from net realized gain of $.025 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 J Annualized

 K Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Emerging Markets Fund of Funds Class L

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014 B
Selected Per–Share Data
Net asset value, beginning of period	$7.52	$10.05	$9.75	$10.13
Income from Investment Operations
Net investment income (loss)C	–D	.10	.13	.11
Net realized and unrealized gain (loss)	1.69	(2.48)	.35	(.36)
Total from investment operations	1.69	(2.38)	.48	(.25)
Distributions from net investment income	–	(.12)	(.15)	(.11)
Distributions from net realized gain	–	(.03)	(.04)	(.02)
Total distributions	–	(.15)	(.18)E	(.13)
Redemption fees added to paid in capitalC,D	–	–	–	–
Net asset value, end of period	$9.21	$7.52	$10.05	$9.75
Total ReturnF,G	22.47%	(23.87)%	4.97%	(2.56)%
Ratios to Average Net AssetsH
Expenses before reductions	1.25%I	1.08%	1.07%	1.79%I
Expenses net of fee waivers, if any	.10%I	.10%	.10%	.10%I
Expenses net of all reductions	.09%I	.09%	.10%	.10%I
Net investment income (loss)	.10%I	1.15%	1.29%	3.65%I
Supplemental Data
Net assets, end of period (000 omitted)	$127	$103	$102	$97
Portfolio turnover rateJ	88%I	61%	11%	10%I

 A For the year ended February 29.

 B For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

 C Calculated based on average shares outstanding during the period.

 D Amount represents less than $.005 per share.

 E Total distributions of $.18 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.035 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 I Annualized

 J Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Emerging Markets Fund of Funds Class N

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014 B
Selected Per–Share Data
Net asset value, beginning of period	$7.52	$10.05	$9.75	$10.13
Income from Investment Operations
Net investment income (loss)C	(.01)	.08	.11	.10
Net realized and unrealized gain (loss)	1.68	(2.48)	.34	(.36)
Total from investment operations	1.67	(2.40)	.45	(.26)
Distributions from net investment income	–	(.10)	(.12)	(.10)
Distributions from net realized gain	–	(.03)	(.04)	(.02)
Total distributions	–	(.13)	(.15)D	(.12)
Redemption fees added to paid in capitalC,E	–	–	–	–
Net asset value, end of period	$9.19	$7.52	$10.05	$9.75
Total ReturnF,G	22.21%	(24.04)%	4.69%	(2.59)%
Ratios to Average Net AssetsH
Expenses before reductions	1.50%I	1.33%	1.32%	2.05%I
Expenses net of fee waivers, if any	.35%I	.35%	.35%	.35%I
Expenses net of all reductions	.34%I	.34%	.35%	.35%I
Net investment income (loss)	(.15)%I	.89%	1.04%	3.40%I
Supplemental Data
Net assets, end of period (000 omitted)	$95	$77	$102	$97
Portfolio turnover rateJ	88%I	61%	11%	10%I

 A For the year ended February 29.

 B For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

 C Calculated based on average shares outstanding during the period.

 D Total distributions of $.15 per share is comprised of distributions from net investment income of $.119 and distributions from net realized gain of $.035 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 I Annualized

 J Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2016

1. Organization.

Strategic Advisers Emerging Markets Fund of Funds (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and certain Fidelity brokerage or mutual fund accounts. The Fund currently invests in affiliated and unaffiliated mutual funds (the Underlying Funds). The Fund offers Emerging Markets, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses a third party pricing vendor approved by the Board of Trustees (the Board) to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Distributions from the Underlying Funds that are deemed to be return of capital are recorded as a reduction of cost of investments. Interest income includes coupon interest.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, deferred trustee compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$714,481
Gross unrealized depreciation	(489,040)
Net unrealized appreciation (depreciation) on securities	$225,441
Tax cost	$11,815,226

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(439,639)
Long-term	(144,355)
Total capital loss carryforward	$(583,994)

The Fund elected to defer to its next fiscal year approximately $15,180 of ordinary losses recognized during the period January 1, 2015 to February 29, 2016.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares, aggregated $4,871,342 and $5,137,588, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.25% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .30% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Advisers. Acadian Asset Management LLC, M&G Investments Management Limited, Somerset Capital Management LLP and FIAM LLC (an affiliate of the investment adviser) have been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

In October, 2016 shareholders approved the appointment of FIL Investment Advisors as an additional sub-adviser for the Fund.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$110	$110

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a),(b)
Emerging Markets	$114	-
Class L	1	–
Class N	1	–
	$116

 (a) Annualized

 (b) Amount represents less than 0.005%.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $13 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .30% of the Fund's average net assets until April 30, 2018. During the period, this waiver reduced the Fund's management fee by $16,751.

The investment adviser has also contractually agreed to reimburse Emerging Markets, Class L and Class N to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2018. In addition, the investment adviser has voluntarily agreed to reimburse Class F to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. Some expenses, for example sub-advisory fees and interest expense, including commitment fees, are excluded from these reimbursements. The following classes of the Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Emerging Markets	.10%	$40,328
Class F	.10%	6,847
Class L	.10%	496
Class N	.35%	375

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $660 for the period.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2016	Year ended February 29, 2016
From net investment income
Emerging Markets	$–	$131,277
Class F	–	19,572
Class L	–	1,561
Class N	–	987
Total	$–	$153,397
From net realized gain
Emerging Markets	$–	$37,618
Class F	–	3,615
Class L	–	336
Class N	–	335
Total	$–	$41,904

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2016	Year ended February 29, 2016	Six months ended August 31, 2016	Year ended February 29, 2016
Emerging Markets
Shares sold	91,388	216,254	$788,640	$2,043,757
Reinvestment of distributions	–	19,731	–	168,895
Shares redeemed	(131,152)	(200,793)	(1,117,068)	(1,770,355)
Net increase (decrease)	(39,764)	35,192	$(328,428)	$442,297
Class F
Shares sold	36,559	110,265	$314,745	$975,103
Reinvestment of distributions	–	2,749	–	23,187
Shares redeemed	(29,296)	(24,271)	(244,696)	(211,252)
Net increase (decrease)	7,263	88,743	$70,049	$787,038
Class L
Shares sold	609	3,291	$5,355	$31,220
Reinvestment of distributions	–	224	–	1,897
Shares redeemed	(471)	–	(4,056)	–
Net increase (decrease)	138	3,515	$1,299	$33,117
Class N
Reinvestment of distributions	–	153	$–	$1,322
Net increase (decrease)	–	153	$–	$1,322

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 73% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2016 to August 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During Period-B March 1, 2016 to August 31, 2016
Emerging Markets	.10%
Actual		$1,000.00	$1,224.70	$.56
Hypothetical-C		$1,000.00	$1,024.70	$.51
Class F	.10%
Actual		$1,000.00	$1,223.40	$.56
Hypothetical-C		$1,000.00	$1,024.70	$.51
Class L	.10%
Actual		$1,000.00	$1,224.70	$.56
Hypothetical-C		$1,000.00	$1,024.70	$.51
Class N	.35%
Actual		$1,000.00	$1,222.10	$1.96
Hypothetical-C		$1,000.00	$1,023.44	$1.79

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Emerging Markets Fund of Funds

On March 3, 2016, the Board of Trustees, including the Independent Trustees (together, the Board), voted at an in-person meeting to approve an amendment to the fee schedule in the existing sub-advisory agreement (the Current Sub-Advisory Agreement) with FIAM LLC (formerly Pyramis Global Advisors LLC) (FIAM) for the fund (the Amended Sub-Advisory Agreement) with respect to the Select Emerging Markets Equity mandate, which has the potential to lower the amount of fees paid by Strategic Advisers, Inc. (Strategic Advisers) to FIAM, on behalf of the fund. The terms of the Amended Sub-Advisory Agreement are identical to those of the Current Sub-Advisory Agreement, except with respect to the date of execution and the fee schedule.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Amended Sub-Advisory Agreement.

In considering whether to approve the Amended Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Amended Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Amended Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board.

Nature, Extent, and Quality of Services Provided.  The Board noted that although FIAM was not previously allocated assets of the fund to manage using FIAM's Select Emerging Markets Equity strategy, the Board is familiar with the nature, extent and quality of services provided by FIAM, including resources devoted to its compliance policies and procedures, through its oversight of FIAM as sub-adviser to other funds overseen by the Board. In addition, the Board considered information received regarding FIAM in connection with the annual renewal of the sub-advisory agreement with FIAM on behalf of the fund at the September 2015 meeting. The Board also considered the backgrounds of the investment personnel that will provide services to the fund, including the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund, and the historical investment performance of FIAM's Select Emerging Markets Equity strategy.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Amended Sub-Advisory Agreement will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  The Board considered that the new fee schedule will not result in any changes to the fund's total management fee or total fund expenses because Strategic Advisers has not allocated any assets of the fund to FIAM's Select Emerging Markets Equity strategy. The Board considered that to the extent Strategic Advisers allocates assets of the fund to the strategy in the future, the new fee schedule would result in lower fees to be paid by Strategic Advisers to FIAM, on behalf of the fund, compared to the fees that would be paid if the Select Emerging Markets Equity strategy was allocated assets under the existing fee schedule. The Board also considered that the Amended Sub-Advisory Agreement would not result in any changes to the fund's maximum aggregate annual management fee rate, Strategic Advisers' portion of the fund's management fee, Strategic Advisers' contractual management fee waiver for the fund or Strategic Advisers' expense reimbursement arrangements for each class of the fund. Based on its review, the Board concluded that the fund's management fee structure and total expenses continue to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Amended Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the fund's investment performance or costs of services and profitability to be significant factors in its decision to approve the Amended Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviewed information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2015 Board meeting.

Possible Economies of Scale.  The Board considered that the Amended Sub-Advisory Agreement provides for breakpoints that have the potential to further reduce sub-advisory fees paid to FIAM as assets allocated to FIAM's Select Emerging Markets Equity strategy grow. The Board also considered that it reviewed whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2015 Board meeting.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Amended Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Amended Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Amended Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Emerging Markets Fund of Funds

On June 7, 2016, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve a new investment advisory agreement (the New Sub-Advisory Agreement) with FIAM LLC (FIAM) for the fund to add a new investment mandate to the fund, subject to shareholder approval.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the New Sub-Advisory Agreement.

In considering whether to approve the New Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the New Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers, Inc. (Strategic Advisers) or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the New Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the New Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.  The Board noted that it is familiar with the nature, extent and quality of services provided by FIAM from its oversight of FIAM on behalf of other existing investment mandates for the fund pursuant to existing sub-advisory agreements between Strategic Advisers and FIAM (Existing Sub-Advisory Agreement). The Board considered that although the new investment mandate will not utilize the same investment personnel as the existing mandate approved by the Board under the Existing Sub-Advisory Agreement, the same support staff, including compliance personnel, that currently provides services to the fund will also provide services to the fund under the New Sub-Advisory Agreement. The Board considered the backgrounds of the investment personnel that will provide services to the fund under the New Sub-Advisory Agreement, and also took into consideration the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up. The Board also considered the structure of FIAM's portfolio manager compensation program with respect to the investment personnel that will provide services under the New Sub-Advisory Agreement and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board noted that FIAM will utilize a different investment mandate to provide services to the fund under the New Sub-Advisory Agreement than the investment mandate approved under the Current Sub-Advisory Agreement and reviewed the general qualifications and capabilities of the investment staff that will provide services to the fund under the New Sub-Advisory Agreement and its use of technology. The Board noted that the FIAM's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered FIAM's trading capabilities and resources which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by FIAM under the New Sub-Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Investment Performance.  The Board also considered the historical investment performance of FIAM and the portfolio managers in managing accounts under a similar investment mandate.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the New Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  In reviewing the New Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, and the amount and nature of fees to be paid by Strategic Advisers to FIAM under the New Sub-Advisory Agreement. Because Strategic Advisers will not allocate assets to FIAM at this time, the Board considered the hypothetical impact on the fund's management fee rate and total expenses if Strategic Advisers allocates assets to FIAM in the future.

The Board noted that the fund's contractual maximum aggregate annual management fee rate may not exceed 1.25% of the fund's average daily net assets and that the New Sub-Advisory Agreement will not result in a change to the contractual maximum aggregate annual management fee payable by the fund, Strategic Advisers' contractual management fee waiver for the fund or Strategic Advisers' portion of the management fee. The Board also considered that Strategic Advisers has contractually agreed to reimburse the retail class, Class L and Class N of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs sub-advisory fees, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) as a percentage of net assets exceed 0.10%, 0.10% and 0.35%, respectively, through April 30, 2018. In addition, the Board noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, sub-advisory fees, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 0.10% of the class' average net assets and that such arrangement may be terminated by Strategic Advisers at any time. The Board also considered that after approval of the New Sub-Advisory Agreement, based on hypothetical allocations to FIAM, the fund's management fee rate is expected to rank above median before Strategic Advisers' management fee waiver discussed above, and below median, net of waiver. The Board noted that the expense ratio of each class of the fund is expected to maintain the same relationships to the competitive peer group median data provided in the June 2016 management contract renewal materials.

Based on its review, the Board concluded that the fund's management fee structure will continue to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the New Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the contractual maximum management fees payable by the fund or Strategic Advisers portion of the management fee, the Board did not consider the costs of services and profitability of the relationship with the fund to Strategic Advisers to be significant factors in its decision to approve the New Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to the New Sub-Advisory Agreement, the Board considered management's representation that it does not anticipate that the hiring of FIAM will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers and the fund's sub-advisory agreements. The Board noted that the New Sub-Advisory Agreement provides for breakpoints that have the potential to reduce sub-advisory fees paid to FIAM as assets allocated to FIAM grow.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the New Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered to the fund and that the New Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the New Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Emerging Markets Fund of Funds

On June 7, 2016, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve a new investment advisory agreement with FIL Investment Advisors (FIA) for the fund, and through FIA, a sub-subadvisory agreement with FIL Investment Advisors (UK) Limited (FIA (UK)) (each, a "Sub-Advisory Agreement", collectively, the "Sub-Advisory Agreements"), each subject to shareholder approval.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Sub-Advisory Agreements.

In considering whether to approve the Sub-Advisory Agreements, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Sub-Advisory Agreements is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers, Inc. (Strategic Advisers) or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Sub-Advisory Agreements bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Sub-Advisory Agreements was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.  The Board considered the backgrounds of the investment personnel that will provide services to the fund, and also took into consideration the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up. The Board also considered the structure of FIA's portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of FIA's investment staff, its use of technology, and FIA's approach to managing and compensating investment personnel. The Board noted that FIA's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered FIA's trading capabilities and resources which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by FIA under the Sub-Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Investment Performance.  The Board also considered the historical investment performance of FIA and the portfolio managers in managing accounts under a similar investment mandate.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  In reviewing the Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, and the amount and nature of fees to be paid by Strategic Advisers to FIA under the Sub-Advisory Agreement. The Board noted that FIA will compensate FIA (UK) pursuant to the terms of the sub-subadvisory agreement between FIA and FIA (UK) and that the fund and Strategic Advisers are not responsible for any such fees or expenses. Because Strategic Advisers will not allocate assets to FIA at this time, the Board considered the hypothetical impact on the fund's management fee rate and total expenses if Strategic Advisers allocates assets to FIA in the future.

The Board noted that the fund's contractual maximum aggregate annual management fee rate may not exceed 1.25% of the fund's average daily net assets and that the Sub-Advisory Agreement will not result in a change to the contractual maximum aggregate annual management fee payable by the fund, Strategic Advisers' contractual management fee waiver for the fund or Strategic Advisers' portion of the management fee. The Board also considered that Strategic Advisers has contractually agreed to reimburse the retail class, Class L and Class N of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, sub-advisory fees, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) as a percentage of net assets exceed 0.10%, 0.10% and 0.35%, respectively, through April 30, 2018. In addition, the Board noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, sub-advisory fees, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 0.10% of the class' average net assets and that such arrangement may be terminated by Strategic Advisers at any time. The Board also considered that after approval of the Sub-Advisory Agreement, based on hypothetical allocations to FIA, the fund's management fee rate is expected to rank above median before Strategic Advisers' management fee waiver discussed above, and below median, net of waiver. The Board noted that the expense ratio of each class of the fund is expected to maintain the same relationships to the competitive peer group median data provided in the June 2016 management contract renewal materials.

Based on its review, the Board concluded that the fund's management fee structure will continue to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the contractual maximum management fees payable by the fund or Strategic Advisers portion of the management fee, the Board did not consider the costs of services and profitability of the relationship with the fund to Strategic Advisers to be significant factors in its decision to approve the Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to the Sub-Advisory Agreements, the Board considered management's representation that it does not anticipate that the hiring of FIA will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers and the fund's sub-advisory agreements. The Board noted that the Sub-Advisory Agreement provides for breakpoints that have the potential to reduce sub-advisory fees paid to FIA as assets allocated to FIA grow.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered to the fund and that the Sub-Advisory Agreements should be approved because the agreements are in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged by FIA will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Sub-Advisory Agreements does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

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Strategic Advisers® International Multi-Manager Fund Class L and Class N Semi-Annual Report August 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5095 (plan participants) or 1-877-208-0098 (Advisors and Investment Professionals) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of August 31, 2016

(excluding cash equivalents)

	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA	2.1	2.2
KDDI Corp.	1.7	1.8
Novartis AG	1.6	1.4
Danone SA	1.4	1.5
Reckitt Benckiser Group PLC	1.4	1.4
Roche Holding AG (participation certificate)	1.3	1.6
Schneider Electric SA	1.3	0.9
British American Tobacco PLC (United Kingdom)	1.2	1.1
Bayer AG	1.0	1.0
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1.0	1.0
	14.0

Top Five Market Sectors as of August 31, 2016

(stocks only)

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.2	18.7
Industrials	14.2	11.8
Consumer Staples	14.0	14.5
Information Technology	11.3	9.8
Health Care	8.3	8.9

Geographic Diversification (% of fund's net assets)

As of August 31, 2016
Japan	18.1%
United Kingdom	14.9%
United States of America*	10.6%
Switzerland	9.9%
France	9.6%
Germany	8.2%
Netherlands	4.0%
Australia	3.5%
Hong Kong	2.4%
Other	18.8%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

As of February 29, 2016
Japan	18.0%
United Kingdom	17.4%
United States of America*	11.5%
Switzerland	10.2%
France	9.9%
Germany	7.5%
Netherlands	3.6%
Australia	3.1%
Hong Kong	1.9%
Other	16.9%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation (% of fund's net assets)

As of August 31, 2016
Common Stocks	90.9%
Preferred Stocks	1.5%
Short-Term Investments and Net Other Assets (Liabilities)	7.6%

As of February 29, 2016
Common Stocks	90.2%
Preferred Stocks	1.3%
Europe Stock Funds	1.4%
Short-Term Investments and Net Other Assets (Liabilities)	7.1%

Asset allocations of funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.9%
	Shares	Value
CONSUMER DISCRETIONARY - 7.5%
Auto Components - 0.8%
Brembo SpA	229	$13,372
Bridgestone Corp.	1,200	41,272
Compagnie Plastic Omnium	710	22,654
Continental AG	385	80,693
DENSO Corp.	600	24,774
GKN PLC	41,311	168,628
Koito Manufacturing Co. Ltd.	1,900	90,441
Valeo SA	1,585	82,017
		523,851
Automobiles - 0.8%
Fuji Heavy Industries Ltd.	2,700	106,941
Honda Motor Co. Ltd.	6,600	203,320
Isuzu Motors Ltd.	2,000	23,013
Renault SA	793	64,847
Suzuki Motor Corp.	1,800	59,655
Tata Motors Ltd. sponsored ADR	362	14,759
Yamaha Motor Co. Ltd.	2,000	40,980
		513,515
Hotels, Restaurants & Leisure - 1.7%
Accor SA	1,185	44,737
Carnival PLC	4,747	228,224
Compass Group PLC	24,684	467,206
Domino's Pizza UK & IRL PLC	3,024	14,248
Dominos Pizza Enterprises Ltd.	274	15,586
InterContinental Hotel Group PLC	739	31,645
Oriental Land Co. Ltd.	500	29,280
Sodexo SA	411	47,610
TUI AG	2,682	37,395
Whitbread PLC	2,710	148,466
Yum! Brands, Inc.	439	39,822
		1,104,219
Household Durables - 0.9%
Berkeley Group Holdings PLC	768	26,947
Casio Computer Co. Ltd.	1,500	21,181
Fujitsu General Ltd.	1,000	20,335
Haseko Corp.	1,100	10,408
Husqvarna AB (B Shares)	1,683	14,558
Nikon Corp.	6,900	101,301
SEB SA	136	18,098
Sony Corp.	3,500	112,550
Steinhoff International Holdings NV (South Africa)	7,559	45,358
Taylor Wimpey PLC	34,496	73,066
Techtronic Industries Co. Ltd.	29,500	119,596
		563,398
Internet & Catalog Retail - 0.1%
Rakuten, Inc.	2,500	31,562
Leisure Products - 0.1%
Sankyo Co. Ltd. (Gunma)	200	6,940
Yamaha Corp.	1,300	42,154
		49,094
Media - 1.0%
Altice NV:
Class A (a)	2,536	42,220
Class B (a)	800	13,301
Axel Springer Verlag AG	789	40,185
Cineworld Group PLC	1,724	12,927
Dentsu, Inc.	700	38,496
Informa PLC	3,865	35,959
Naspers Ltd. Class N	458	74,952
ProSiebenSat.1 Media AG	1,170	50,481
Publicis Groupe SA	1	74
RTL Group SA	153	12,877
Technicolor SA	1,768	11,472
UBM PLC	2,832	25,567
Vivendi SA	3,352	64,924
WPP PLC	10,063	232,334
		655,769
Multiline Retail - 0.1%
Dollarama, Inc.	724	53,497
Specialty Retail - 1.0%
ABC-MART, Inc.	800	50,259
Carphone Warehouse Group PLC	3,630	17,670
Dufry AG (a)	395	46,185
Esprit Holdings Ltd. (a)	96,550	85,379
Grandvision NV	443	12,541
Inditex SA	3,848	136,393
JB Hi-Fi Ltd.	777	17,338
Nitori Holdings Co. Ltd.	800	81,110
USS Co. Ltd.	13,000	207,819
WH Smith PLC	885	17,711
		672,405
Textiles, Apparel & Luxury Goods - 1.0%
adidas AG	682	113,354
Christian Dior SA	242	41,841
Compagnie Financiere Richemont SA Series A	4,057	233,848
Hermes International SCA	80	33,785
LVMH Moet Hennessy - Louis Vuitton SA	820	138,751
Pandora A/S	837	104,125
		665,704

TOTAL CONSUMER DISCRETIONARY		4,833,014

CONSUMER STAPLES - 13.2%
Beverages - 2.1%
Anheuser-Busch InBev SA NV	1,270	157,571
Asahi Group Holdings	3,900	127,632
Coca-Cola Amatil Ltd.	6,413	47,058
Diageo PLC	12,119	335,877
Embotelladoras Arca S.A.B. de CV	4,616	28,761
Heineken NV (Bearer)	2,707	241,864
ITO EN Ltd.	3,100	93,181
Pernod Ricard SA	2,555	293,262
		1,325,206
Food & Staples Retailing - 0.9%
Ahold Delhaize NV	5,312	127,186
Ain Holdings, Inc.	300	17,020
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	695	35,842
Axfood AB	778	13,823
Bidcorp Ltd. (a)	895	16,437
Colruyt NV	385	21,131
Jeronimo Martins SGPS SA	2,067	33,351
Lawson, Inc.	200	14,034
Metro, Inc. Class A (sub. vtg.)	1,369	46,496
PriceSmart, Inc.	595	49,700
Seven & i Holdings Co. Ltd.	1,200	50,511
Spar Group Ltd.	1,400	18,283
Sundrug Co. Ltd.	1,300	94,235
Tsuruha Holdings, Inc.	300	29,401
		567,450
Food Products - 4.0%
Aryzta AG	3,870	154,163
Danone SA	11,515	876,608
Greencore Group PLC	4,321	19,916
Kerry Group PLC Class A	782	66,450
Nestle SA	17,105	1,363,145
Toyo Suisan Kaisha Ltd.	2,900	118,702
		2,598,984
Household Products - 2.0%
Colgate-Palmolive Co.	4,181	310,816
Reckitt Benckiser Group PLC	9,061	875,281
Svenska Cellulosa AB (SCA) (B Shares)	2,936	90,234
		1,276,331
Personal Products - 1.7%
AMOREPACIFIC Corp.	120	41,507
Kao Corp.	8,300	431,345
Kobayashi Pharmaceutical Co. Ltd.	2,600	120,746
Kose Corp.	300	26,908
L'Oreal SA	1,315	248,405
Pola Orbis Holdings, Inc.	300	23,950
Unilever NV (Certificaten Van Aandelen) (Bearer)	3,333	153,355
Unilever PLC	1,694	78,638
		1,124,854
Tobacco - 2.5%
British American Tobacco PLC (United Kingdom)	12,111	751,398
Imperial Tobacco Group PLC	3,004	157,532
Japan Tobacco, Inc.	15,200	588,814
KT&G Corp.	1,294	135,667
		1,633,411

TOTAL CONSUMER STAPLES		8,526,236

ENERGY - 4.3%
Energy Equipment & Services - 0.2%
Amec Foster Wheeler PLC	6,378	45,310
Core Laboratories NV	343	38,341
John Wood Group PLC	2,013	18,411
Technip SA	593	35,038
Tecnicas Reunidas SA	555	19,947
		157,047
Oil, Gas & Consumable Fuels - 4.1%
BP PLC	35,169	197,706
Cairn Energy PLC (a)	24,566	59,905
Canadian Natural Resources Ltd.	2,301	71,465
CNOOC Ltd. (a)	175,000	211,124
Enbridge, Inc.	4,268	168,325
Eni SpA	7,029	106,111
Galp Energia SGPS SA Class B	6,116	88,892
INPEX Corp.	6,500	56,440
Lundin Petroleum AB (a)	3,829	67,405
Oil Search Ltd. ADR	22,957	115,942
Royal Dutch Shell PLC:
Class A (Netherlands)	5,594	137,171
Class A (United Kingdom)	10,978	268,299
Class B (United Kingdom)	13,063	332,544
Statoil ASA	3,359	52,695
Suncor Energy, Inc.	2,239	60,713
Total SA	12,820	612,493
Woodside Petroleum Ltd.	1,630	35,073
		2,642,303

TOTAL ENERGY		2,799,350

FINANCIALS - 19.2%
Banks - 8.9%
ABN AMRO Group NV GDR	5,533	113,715
Australia & New Zealand Banking Group Ltd.	7,920	160,116
Axis Bank Ltd. GDR (Reg. S)	2,065	92,925
Banco Bilbao Vizcaya Argentaria SA	8,088	50,266
Bank of Ireland (a)	153,834	34,662
Bankinter SA	11,605	85,125
Barclays PLC	158,461	358,134
BNP Paribas SA	8,464	430,565
BOC Hong Kong (Holdings) Ltd.	44,000	153,992
CaixaBank SA	44,204	119,200
Chiba Bank Ltd.	7,000	41,473
Credicorp Ltd. (United States)	428	67,059
Danske Bank A/S	2,863	84,020
DNB ASA	19,532	237,448
Dubai Islamic Bank Pakistan Ltd. (a)	19,227	28,581
HDFC Bank Ltd. sponsored ADR	1,730	123,955
HSBC Holdings PLC (United Kingdom)	21,923	162,996
Industrial & Commercial Bank of China Ltd. (H Shares)	212,000	134,849
ING Groep NV (Certificaten Van Aandelen)	19,827	248,142
Intesa Sanpaolo SpA	99,849	237,256
Joyo Bank Ltd.	9,000	35,751
Jyske Bank A/S (Reg.)	838	40,230
Kasikornbank PCL:
NVDR	6,500	37,087
(For. Reg.)	3,400	19,448
KBC Groep NV (a)	5,119	303,029
Lloyds Banking Group PLC	546,116	425,648
Mitsubishi UFJ Financial Group, Inc.	31,100	171,315
Nordea Bank AB	14,099	137,850
North Pacific Bank Ltd.	9,900	33,490
PT Bank Central Asia Tbk	56,900	64,557
PT Bank Negara Indonesia (Persero) Tbk	91,300	40,436
Seven Bank Ltd.	5,400	19,102
Shinsei Bank Ltd.	21,000	33,490
Societe Generale Series A	2,623	95,765
Sumitomo Mitsui Financial Group, Inc.	15,300	535,226
Svenska Handelsbanken AB (A Shares)	13,387	172,527
Swedbank AB (A Shares)	7,579	174,321
Sydbank A/S	1,111	35,202
The Hachijuni Bank Ltd.	7,000	37,008
The Suruga Bank Ltd.	1,000	23,786
The Toronto-Dominion Bank	2,586	115,398
Turkiye Garanti Bankasi A/S	12,769	32,935
United Overseas Bank Ltd.	6,500	85,922
Westpac Banking Corp.	5,287	116,862
		5,750,864
Capital Markets - 2.1%
Azimut Holding SpA	589	9,040
Banca Generali SpA	1,193	23,900
Brookfield Asset Management, Inc.	1,615	54,409
Brookfield Asset Management, Inc. Class A	806	27,197
Credit Suisse Group AG	6,708	87,459
Daiwa Securities Group, Inc.	9,000	52,574
IG Group Holdings PLC	6,547	81,759
Intermediate Capital Group PLC	1,884	14,720
Julius Baer Group Ltd.	3,735	156,677
Jupiter Fund Management PLC	2,191	12,069
Macquarie Group Ltd.	3,368	204,269
Magellan Financial Group Ltd.	1,615	28,669
Man Group PLC	12,232	17,471
Nihon M&A Center, Inc.	200	10,999
Partners Group Holding AG	304	139,397
UBS Group AG	29,401	425,075
		1,345,684
Consumer Finance - 0.2%
AEON Financial Service Co. Ltd.	4,900	90,219
Cembra Money Bank AG	192	13,909
		104,128
Diversified Financial Services - 0.9%
AMP Ltd.	19,483	77,019
BM&F BOVESPA SA	4,000	22,185
Broadcom Ltd.	432	76,213
Cerved Information Solutions SpA	2,666	21,411
Challenger Ltd.	7,837	54,128
Deutsche Borse AG (a)	431	36,826
ORIX Corp.	17,400	250,157
RMB Holdings Ltd.	3,030	12,098
Zenkoku Hosho Co. Ltd.	400	15,715
		565,752
Insurance - 4.5%
Admiral Group PLC	1,130	30,419
AIA Group Ltd.	76,000	480,538
Aon PLC	852	94,870
Aviva PLC	62,697	353,832
AXA SA	4,200	88,399
BB Seguridade Participacoes SA	6,100	55,065
Direct Line Insurance Group PLC	5,833	28,264
Euler Hermes SA	419	34,628
Fairfax Financial Holdings Ltd. (sub. vtg.)	567	320,908
Gjensidige Forsikring ASA	1,908	32,766
Hiscox Ltd.	12,365	169,515
Insurance Australia Group Ltd.	7,191	30,048
Intact Financial Corp.	420	30,483
Jardine Lloyd Thompson Group PLC	3,808	49,130
Manulife Financial Corp.	1,000	13,642
PICC Property & Casualty Co. Ltd. (H Shares)	20,000	33,052
Prudential PLC	13,888	249,831
Sampo Oyj (A Shares)	1,200	51,520
Sanlam Ltd.	4,709	20,012
Sony Financial Holdings, Inc.	5,700	78,284
St. James's Place Capital PLC	2,349	30,291
Swiss Re Ltd.	688	58,059
Tokio Marine Holdings, Inc.	1,100	43,207
Zurich Insurance Group AG	2,236	571,532
		2,948,295
Real Estate Investment Trusts - 0.4%
Derwent London PLC	455	16,323
Mirvac Group unit	18,828	32,828
Nippon Prologis REIT, Inc.	12	28,798
Unibail-Rodamco	208	57,075
Vicinity Centers unit	5,889	14,650
Westfield Corp. unit (a)	13,055	100,273
		249,947
Real Estate Management & Development - 2.2%
BR Malls Participacoes SA	3,200	12,228
Cheung Kong Property Holdings Ltd.	8,420	59,154
China Overseas Land and Investment Ltd.	20,000	66,129
Daito Trust Construction Co. Ltd.	500	73,624
Deutsche Wohnen AG (Bearer)	9,339	351,059
Fabege AB	821	15,230
Hufvudstaden AB Series A	678	11,793
Hysan Development Co. Ltd.	8,000	38,620
LEG Immobilien AG	2,627	256,429
Leopalace21 Corp.	5,800	38,456
Mitsui Fudosan Co. Ltd.	7,000	150,737
Nexity	261	13,686
Sino Land Ltd.	14,000	23,966
TAG Immobilien AG	3,682	52,961
Vonovia SE	6,485	252,347
		1,416,419

TOTAL FINANCIALS		12,381,089

HEALTH CARE - 8.3%
Biotechnology - 0.6%
Actelion Ltd.	569	94,703
CSL Ltd.	601	48,827
Shire PLC	4,173	260,610
		404,140
Health Care Equipment & Supplies - 0.8%
ASAHI INTECC Co. Ltd.	268	11,915
bioMerieux SA	102	15,513
Fisher & Paykel Healthcare Corp.	1,856	13,023
Hoya Corp.	1,200	46,497
Nihon Kohden Corp.	4,800	109,301
Olympus Corp.	2,500	81,791
Straumann Holding AG	50	19,394
Sysmex Corp.	600	38,680
Terumo Corp.	4,800	186,730
		522,844
Health Care Providers & Services - 0.2%
Fresenius SE & Co. KGaA	1,408	102,746
Orpea	183	15,891
		118,637
Health Care Technology - 0.1%
M3, Inc.	1,000	29,914
Life Sciences Tools & Services - 0.2%
Eurofins Scientific SA	43	17,430
Gerresheimer AG	181	15,031
ICON PLC (a)	667	51,219
Lonza Group AG	373	70,690
		154,370
Pharmaceuticals - 6.4%
Aspen Pharmacare Holdings Ltd.	1,087	26,025
Astellas Pharma, Inc.	6,100	93,107
AstraZeneca PLC (United Kingdom)	621	40,086
Bayer AG	6,048	645,630
GlaxoSmithKline PLC	16,095	346,449
Ipsen SA	225	14,614
Novartis AG	12,869	1,013,601
Novo Nordisk A/S Series B	2,821	132,025
Recordati SpA	519	15,700
Roche Holding AG (participation certificate)	3,417	834,091
Rohto Pharmaceutical Co. Ltd.	1,000	15,667
Sanofi SA	4,869	375,723
Santen Pharmaceutical Co. Ltd.	21,900	275,589
Sawai Pharmaceutical Co. Ltd.	200	13,145
Shionogi & Co. Ltd.	4,100	183,037
Teva Pharmaceutical Industries Ltd.	500	25,377
Teva Pharmaceutical Industries Ltd. sponsored ADR	2,152	108,439
		4,158,305

TOTAL HEALTH CARE		5,388,210

INDUSTRIALS - 14.2%
Aerospace & Defense - 0.6%
BAE Systems PLC	11,024	77,901
Cobham PLC	67,593	143,525
Leonardo-Finmeccanica SpA (a)	6,800	77,595
MTU Aero Engines Holdings AG	100	10,168
Rolls-Royce Group PLC	4,958	50,129
Thales SA	639	55,333
		414,651
Air Freight & Logistics - 0.9%
Deutsche Post AG	2,935	92,726
PostNL NV (a)	18,548	81,164
Yamato Holdings Co. Ltd.	16,600	391,716
		565,606
Airlines - 0.3%
Japan Airlines Co. Ltd.	6,800	207,550
Building Products - 1.0%
ASSA ABLOY AB (B Shares)	3,756	75,971
Compagnie de St. Gobain	1,602	70,322
Daikin Industries Ltd.	3,000	278,036
Geberit AG (Reg.)	128	55,830
Kingspan Group PLC (Ireland)	777	21,304
Toto Ltd.	3,600	136,742
		638,205
Commercial Services & Supplies - 1.3%
Babcock International Group PLC	1,649	22,650
Brambles Ltd.	54,425	503,926
Edenred SA	1,881	40,956
Intrum Justitia AB	637	20,113
ISS Holdings A/S	964	39,040
Kaba Holding AG (B Shares) (Reg.)	19	14,913
Park24 Co. Ltd.	700	20,466
Secom Co. Ltd.	2,100	159,370
		821,434
Construction & Engineering - 0.8%
Balfour Beatty PLC (a)	33,792	125,268
Bouygues SA	1,211	38,404
Ferrovial SA	2,113	41,635
SHIMIZU Corp.	4,000	35,684
Taisei Corp.	9,000	67,675
VINCI SA	2,779	211,140
		519,806
Electrical Equipment - 2.2%
ABB Ltd. (Reg.)	3,273	70,998
Fuji Electric Co. Ltd.	3,000	13,686
Legrand SA	6,857	410,808
Nidec Corp.	600	54,059
Schneider Electric SA	12,068	823,296
Vestas Wind Systems A/S	900	74,664
		1,447,511
Industrial Conglomerates - 0.5%
Bidvest Group Ltd.	895	9,253
CK Hutchison Holdings Ltd.	14,076	180,905
Koninklijke Philips Electronics NV	3,536	102,522
		292,680
Machinery - 3.1%
Alfa Laval AB	7,317	113,678
Andritz AG	529	26,993
Atlas Copco AB (A Shares)	1,726	48,953
Daifuku Co. Ltd.	900	15,597
Fanuc Corp.	200	34,080
GEA Group AG	5,657	303,611
Glory Ltd.	1,100	35,244
IMI PLC	10,833	150,362
Interpump Group SpA	1,222	21,605
KION Group AG	272	15,495
Komatsu Ltd.	11,400	249,466
Kone Oyj (B Shares)	2,109	105,979
Kubota Corp.	14,100	206,734
Makita Corp.	1,300	93,355
Minebea Mitsumi, Inc.	3,000	30,445
NGK Insulators Ltd.	2,000	43,377
Nordson Corp.	1,090	107,616
Schindler Holding AG (participation certificate)	1,017	191,395
Spirax-Sarco Engineering PLC	2,473	140,743
Sumitomo Heavy Industries Ltd.	3,000	14,730
Wartsila Corp.	583	23,983
		1,973,441
Professional Services - 1.7%
Capita Group PLC	2,550	34,657
Experian PLC	4,748	94,395
Intertek Group PLC	2,664	122,123
RELX NV	26,101	462,979
RELX PLC	1,500	28,463
SEEK Ltd.	2,794	33,744
SGS SA (Reg.)	79	173,574
Temp Holdings Co., Ltd.	900	14,361
Wolters Kluwer NV	3,005	126,116
		1,090,412
Road & Rail - 0.6%
ComfortDelgro Corp. Ltd.	10,900	22,641
DSV de Sammensluttede Vognmaend A/S	1,200	59,515
East Japan Railway Co.	3,900	334,916
		417,072
Trading Companies & Distributors - 1.0%
Brenntag AG	1,981	107,812
Bunzl PLC	9,952	308,155
Misumi Group, Inc.	5,100	89,021
Mitsubishi Corp.	3,600	74,999
Rexel SA	1,362	21,885
Wolseley PLC	935	53,774
		655,646
Transportation Infrastructure - 0.2%
Aena SA	270	38,173
China Merchants Holdings International Co. Ltd.	30,593	87,154
Kamigumi Co. Ltd.	2,000	17,320
Singapore Airport Terminal Service Ltd.	5,000	17,285
		159,932

TOTAL INDUSTRIALS		9,203,946

INFORMATION TECHNOLOGY - 11.3%
Communications Equipment - 0.2%
Telefonaktiebolaget LM Ericsson (B Shares)	20,316	144,696
Electronic Equipment & Components - 1.7%
Alps Electric Co. Ltd.	2,300	51,862
China High Precision Automation Group Ltd. (a)	15,000	0
Halma PLC	11,053	153,851
Hexagon AB (B Shares)	1,503	61,204
Hirose Electric Co. Ltd.	1,055	135,412
Hitachi Ltd.	61,000	292,427
Keyence Corp.	300	210,303
OMRON Corp.	2,200	74,634
Spectris PLC	2,885	73,344
Yokogawa Electric Corp.	2,600	33,296
		1,086,333
Internet Software & Services - 1.3%
Alibaba Group Holding Ltd. sponsored ADR (a)	1,258	122,265
Baidu.com, Inc. sponsored ADR (a)	1,000	171,070
JUST EAT Ltd. (a)	6,939	49,296
MercadoLibre, Inc.	245	42,140
Moneysupermarket.com Group PLC	2,843	10,767
NAVER Corp.	182	137,811
NetEase, Inc. sponsored ADR	447	94,751
Rightmove PLC	250	13,457
Tencent Holdings Ltd.	5,500	142,532
United Internet AG	683	28,082
Yahoo! Japan Corp.	3,100	12,644
		824,815
IT Services - 2.4%
Amadeus IT Holding SA Class A	10,440	479,728
Atos Origin SA	521	51,368
Capgemini SA	1,231	119,928
CGI Group, Inc. Class A (sub. vtg.) (a)	934	45,461
Cognizant Technology Solutions Corp. Class A (a)	2,813	161,579
Computershare Ltd.	4,635	34,416
Infosys Ltd. sponsored ADR	4,669	74,050
IT Holdings Corp.	600	14,237
Luxoft Holding, Inc. (a)	205	10,519
MasterCard, Inc. Class A	1,250	120,788
Nomura Research Institute Ltd.	7,590	256,753
OBIC Co. Ltd.	2,300	117,818
Otsuka Corp.	300	12,714
SCSK Corp.	2,200	80,907
Wirecard AG	93	4,603
		1,584,869
Semiconductors & Semiconductor Equipment - 3.2%
Analog Devices, Inc.	4,528	283,272
ARM Holdings PLC	7,883	175,562
ASM International NV (Netherlands)	833	31,713
Dialog Semiconductor PLC (a)	646	22,648
Disco Corp.	200	22,578
Infineon Technologies AG	9,005	151,108
Mellanox Technologies Ltd. (a)	1,213	53,178
NVIDIA Corp.	5,670	347,798
NXP Semiconductors NV (a)	977	85,996
SK Hynix, Inc.	1,988	64,934
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	22,007	632,481
Texas Instruments, Inc.	2,476	172,181
Tokyo Electron Ltd.	200	18,379
Xinyi Solar Holdings Ltd.	2,000	822
		2,062,650
Software - 1.7%
Cadence Design Systems, Inc. (a)	7,577	192,759
Check Point Software Technologies Ltd. (a)	693	53,181
Constellation Software, Inc.	42	18,325
Dassault Systemes SA	1,352	113,891
LINE Corp. ADR	352	15,048
Micro Focus International PLC	1,155	30,303
Mobileye NV (a)	1,000	48,890
Oracle Corp. Japan	300	17,455
Sage Group PLC	4,641	44,184
SAP AG	5,319	467,114
Square Enix Holdings Co. Ltd.	1,100	32,214
Trend Micro, Inc.	1,200	42,565
		1,075,929
Technology Hardware, Storage & Peripherals - 0.8%
Logitech International SA (Reg.)	1,404	29,406
Neopost SA	1,306	34,497
Samsung Electronics Co. Ltd.	322	467,440
		531,343

TOTAL INFORMATION TECHNOLOGY		7,310,635

MATERIALS - 5.9%
Chemicals - 4.2%
Akzo Nobel NV	8,572	577,820
BASF AG	684	55,620
Clariant AG (Reg.)	7,583	132,069
Croda International PLC	4,096	178,034
Essentra PLC	888	6,017
Evonik Industries AG	590	19,832
Givaudan SA	131	270,777
HEXPOL AB (B Shares)	1,500	13,676
Incitec Pivot Ltd.	16,313	34,941
Johnson Matthey PLC	1,206	52,863
LG Chemical Ltd.	163	39,510
Linde AG	2,632	449,422
Mitsui Chemicals, Inc.	9,000	43,058
Nippon Paint Holdings Co. Ltd.	2,600	93,104
Nissan Chemical Industries Co. Ltd.	700	21,515
Nitto Denko Corp.	600	40,965
Orica Ltd.	12,335	136,831
Sumitomo Chemical Co. Ltd.	7,000	32,069
Symrise AG	4,765	350,851
Syngenta AG (Switzerland)	326	142,323
Yara International ASA	1,187	42,137
		2,733,434
Construction Materials - 0.4%
CRH PLC	4,524	152,048
James Hardie Industries PLC CDI	3,244	52,881
Lafargeholcim Ltd. (Reg.)	625	33,139
		238,068
Containers & Packaging - 0.1%
Billerud AB	781	13,329
Huhtamaki Oyj	554	24,100
		37,429
Metals & Mining - 1.2%
ArcelorMittal SA (Netherlands) (a)	9,247	54,855
BHP Billiton PLC	9,071	117,913
Boliden AB	1,903	40,302
Glencore Xstrata PLC	13,674	31,252
Iluka Resources Ltd.	11,094	54,862
Randgold Resources Ltd.	657	61,597
Rio Tinto Ltd.	5,824	208,346
Rio Tinto PLC	7,442	224,024
		793,151
Paper & Forest Products - 0.0%
Mondi PLC	1,126	22,904

TOTAL MATERIALS		3,824,986

TELECOMMUNICATION SERVICES - 5.1%
Diversified Telecommunication Services - 1.2%
BT Group PLC	22,297	113,156
Deutsche Telekom AG	8,063	134,502
Hellenic Telecommunications Organization SA	4,556	43,197
Nippon Telegraph & Telephone Corp.	2,900	127,510
Singapore Telecommunications Ltd.	26,200	77,305
Spark New Zealand Ltd.	6,435	17,766
TDC A/S	10,759	59,472
Telecom Italia SpA (a)	55,824	50,671
Telefonica Deutschland Holding AG	7,516	30,886
TeliaSonera AB	6,043	27,297
Telstra Corp. Ltd.	23,219	91,690
Vocus Communications Ltd.	2,139	12,362
		785,814
Wireless Telecommunication Services - 3.9%
Advanced Info Service PCL (For. Reg.)	2,700	12,909
China Mobile Ltd.	33,268	410,835
KDDI Corp.	38,200	1,116,763
SK Telecom Co. Ltd.	1,478	289,033
SoftBank Corp.	2,900	189,180
Vodafone Group PLC	162,171	489,376
		2,508,096

TOTAL TELECOMMUNICATION SERVICES		3,293,910

UTILITIES - 1.9%
Electric Utilities - 0.8%
Enel SpA	25,739	113,636
Iberdrola SA	11,478	75,539
Kansai Electric Power Co., Inc. (a)	4,200	35,994
Power Assets Holdings Ltd.	7,000	66,954
Red Electrica Corporacion SA	1,600	34,454
Scottish & Southern Energy PLC	8,138	160,882
		487,459
Gas Utilities - 0.3%
APA Group unit	12,743	88,492
China Resource Gas Group Ltd.	28,000	93,844
ENN Energy Holdings Ltd.	4,000	22,404
Rubis	179	14,616
		219,356
Multi-Utilities - 0.8%
E.ON AG	9,510	87,458
Engie	22,200	353,863
Suez Environnement SA	1,849	27,977
Veolia Environnement SA	2,043	43,447
		512,745

TOTAL UTILITIES		1,219,560

TOTAL COMMON STOCKS
(Cost $50,892,541)		58,780,936

Nonconvertible Preferred Stocks - 1.5%
CONSUMER DISCRETIONARY - 0.7%
Automobiles - 0.7%
Volkswagen AG	3,279	455,366
CONSUMER STAPLES - 0.8%
Beverages - 0.2%
Ambev SA sponsored ADR	23,013	136,467
Household Products - 0.6%
Henkel AG & Co. KGaA	2,834	371,913

TOTAL CONSUMER STAPLES		508,380

HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Sartorius AG (non-vtg.)	75	5,933
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $901,481)		969,679

U.S. Treasury Obligations - 0.4%
U.S. Treasury Bills, yield at date of purchase 0.25% to 0.33% 9/1/16 to 10/27/16 (b)
(Cost $229,928)	230,000	229,940

Money Market Funds - 6.9%
State Street Institutional U.S. Government Money Market Fund Premier Class 0.26% (c)
(Cost $4,465,733)	4,465,733	4,465,733
TOTAL INVESTMENT PORTFOLIO - 99.7%
(Cost $56,489,683)		64,446,288
NET OTHER ASSETS (LIABILITIES) - 0.3%		201,236
NET ASSETS - 100%		$64,647,524

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
24 CME Nikkei 225 Index Contracts (United States)	Sept. 2016	2,031,000	$68,912
13 ICE E-mini MSCI EAFE Index Contracts (United States)	Sept. 2016	1,096,940	1,815
TOTAL FUTURES CONTRACTS			$70,727

The face value of futures purchased as a percentage of Net Assets is 4.8%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $198,951.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$5,288,380	$3,065,533	$2,222,847	$--
Consumer Staples	9,034,616	4,345,174	4,689,442	--
Energy	2,799,350	881,207	1,918,143	--
Financials	12,381,089	8,814,441	3,566,648	--
Health Care	5,394,143	1,652,821	3,741,322	--
Industrials	9,203,946	6,286,176	2,917,770	--
Information Technology	7,310,635	6,353,817	956,818	--
Materials	3,824,986	2,162,897	1,662,089	--
Telecommunication Services	3,293,910	692,029	2,601,881	--
Utilities	1,219,560	971,220	248,340	--
Other Short-Term Investments	229,940	--	229,940	--
Money Market Funds	4,465,733	4,465,733	--	--
Total Investments in Securities:	$64,446,288	$39,691,048	$24,755,240	$--
Derivative Instruments:
Assets
Futures Contracts	$70,727	$70,727	$--	$--
Total Assets	$70,727	$70,727	$--	$--
Total Derivative Instruments:	$70,727	$70,727	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended August 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$2,328,719
Level 2 to Level 1	$9,125,289

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$70,727	$0
Total Equity Risk	70,727	0
Total Value of Derivatives	$70,727	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

Japan	18.1%
United Kingdom	14.9%
United States of America	10.6%
Switzerland	9.9%
France	9.6%
Germany	8.2%
Netherlands	4.0%
Australia	3.5%
Hong Kong	2.4%
Korea (South)	1.9%
Sweden	1.8%
Canada	1.8%
Spain	1.7%
Cayman Islands	1.3%
Bailiwick of Jersey	1.1%
Italy	1.0%
Taiwan	1.0%
Denmark	1.0%
Others (Individually Less Than 1%)	6.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $56,489,683)		$64,446,288
Foreign currency held at value (cost $3,172)		3,172
Receivable for investments sold		251,778
Receivable for fund shares sold		57,424
Dividends receivable		234,043
Receivable for daily variation margin for derivative instruments		4,795
Prepaid expenses		221
Receivable from investment adviser for expense reductions		4,720
Other receivables		805
Total assets		65,003,246
Liabilities
Payable for investments purchased	$267,207
Accrued management fee	35,374
Distribution and service plan fees payable	21
Audit fee payable	22,901
Custody fee payable	20,719
Other affiliated payables	7,235
Other payables and accrued expenses	2,265
Total liabilities		355,722
Net Assets		$64,647,524
Net Assets consist of:
Paid in capital		$57,942,194
Undistributed net investment income		796,625
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,111,740)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		8,020,445
Net Assets		$64,647,524
International Multi-Manager:
Net Asset Value, offering price and redemption price per share ($61,082,616 ÷ 5,382,726 shares)		$11.35
Class F:
Net Asset Value, offering price and redemption price per share ($3,363,754 ÷ 296,026 shares)		$11.36
Class L:
Net Asset Value, offering price and redemption price per share ($100,930 ÷ 8,904 shares)		$11.34
Class N:
Net Asset Value, offering price and redemption price per share ($100,224 ÷ 8,859 shares)		$11.31

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2016 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$1,246,391
Interest		2,548
Income before foreign taxes withheld		1,248,939
Less foreign taxes withheld		(103,878)
Total income		1,145,061
Expenses
Management fee	$205,808
Transfer agent fees	26,601
Distribution and service plan fees	122
Accounting fees and expenses	16,272
Custodian fees and expenses	62,581
Independent trustees' fees and expenses	396
Registration fees	28,579
Audit	32,583
Legal	176
Miscellaneous	1,802
Total expenses before reductions	374,920
Expense reductions	(33,295)	341,625
Net investment income (loss)		803,436
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,066,553)
Foreign currency transactions	187,806
Futures contracts	(88,767)
Total net realized gain (loss)		(967,514)
Change in net unrealized appreciation (depreciation) on: Investment securities	5,690,079
Assets and liabilities in foreign currencies	3,440
Futures contracts	358,000
Total change in net unrealized appreciation (depreciation)		6,051,519
Net gain (loss)		5,084,005
Net increase (decrease) in net assets resulting from operations		$5,887,441

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$803,436	$874,775
Net realized gain (loss)	(967,514)	(498,431)
Change in net unrealized appreciation (depreciation)	6,051,519	(9,373,298)
Net increase (decrease) in net assets resulting from operations	5,887,441	(8,996,954)
Distributions to shareholders from net investment income	–	(879,986)
Distributions to shareholders from net realized gain	–	(504,100)
Total distributions	–	(1,384,086)
Share transactions - net increase (decrease)	(47,313)	2,859,241
Redemption fees	–	38
Total increase (decrease) in net assets	5,840,128	(7,521,761)
Net Assets
Beginning of period	58,807,396	66,329,157
End of period	$64,647,524	$58,807,396
Other Information
Undistributed net investment income end of period	$796,625	$–
Distributions in excess of net investment income end of period	$–	$(6,811)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers International Multi-Manager Fund

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013 B
Selected Per–Share Data
Net asset value, beginning of period	$10.31	$12.15	$12.80	$11.04	$10.00
Income from Investment Operations
Net investment income (loss)C	.14	.16	.17	.27D	.11
Net realized and unrealized gain (loss)	.90	(1.75)	(.03)	1.89	1.05
Total from investment operations	1.04	(1.59)	.14	2.16	1.16
Distributions from net investment income	–	(.16)E	(.27)	(.17)	(.10)
Distributions from net realized gain	–	(.09)E	(.52)	(.23)	(.02)
Total distributions	–	(.25)	(.79)	(.40)	(.12)
Redemption fees added to paid in capitalC	–	–F	–F	–F	–F
Net asset value, end of period	$11.35	$10.31	$12.15	$12.80	$11.04
Total ReturnG,H	10.09%	(13.34)%	1.25%	19.74%	11.64%
Ratios to Average Net AssetsI
Expenses before reductions	1.20%J	1.10%	1.14%	1.20%	1.29%J
Expenses net of fee waivers, if any	1.09%J	1.10%	1.14%	1.18%	1.18%J
Expenses net of all reductions	1.09%J	1.09%	1.12%	1.17%	1.16%J
Net investment income (loss)	2.55%J	1.34%	1.38%	2.29%D	1.26%J
Supplemental Data
Net assets, end of period (000 omitted)	$61,083	$55,756	$63,653	$68,582	$56,164
Portfolio turnover rateK	49%J	42%	41%	46%	42%J

 A For the year ended February 29.

 B For the period May 2, 2012 (commencement of operations) to February 28, 2013.

 C Calculated based on average shares outstanding during the period.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.50%.

 E The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 J Annualized

 K Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers International Multi-Manager Fund Class F

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013 B
Selected Per–Share Data
Net asset value, beginning of period	$10.32	$12.16	$12.82	$11.05	$10.69
Income from Investment Operations
Net investment income (loss)C	.15	.17	.18	.29D	.01
Net realized and unrealized gain (loss)	.89	(1.75)	(.04)	1.88	.35
Total from investment operations	1.04	(1.58)	.14	2.17	.36
Distributions from net investment income	–	(.17)E	(.29)	(.17)	–
Distributions from net realized gain	–	(.09)E	(.52)	(.23)	–
Total distributions	–	(.26)	(.80)F	(.40)	–
Redemption fees added to paid in capitalC	–	–G	–G	–G	–G
Net asset value, end of period	$11.36	$10.32	$12.16	$12.82	$11.05
Total ReturnH,I	10.08%	(13.26)%	1.30%	19.85%	3.37%
Ratios to Average Net AssetsJ
Expenses before reductions	1.11%K	1.01%	1.05%	1.16%	1.25%K
Expenses net of fee waivers, if any	1.00%K	1.01%	1.05%	1.09%	1.09%K
Expenses net of all reductions	.99%K	1.00%	1.03%	1.08%	1.07%K
Net investment income (loss)	2.65%K	1.43%	1.48%	2.38%D	.44%K
Supplemental Data
Net assets, end of period (000 omitted)	$3,364	$2,868	$2,465	$1,547	$267
Portfolio turnover rateL	49%K	42%	41%	46%	42%K

 A For the year ended February 29.

 B For the period December 18, 2012 (commencement of operations) to February 28, 2013.

 C Calculated based on average shares outstanding during the period.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.59%.

 E The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 F Total distributions of $ .80 per share is comprised of distributions from net investment income of $.286 and distributions from net realized gain of $.517 per share.

 G Amount represents less than $.005 per share.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 K Annualized

 L Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers International Multi-Manager Fund Class L

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014 B
Selected Per–Share Data
Net asset value, beginning of period	$10.30	$12.14	$12.80	$12.62
Income from Investment Operations
Net investment income (loss)C	.14	.16	.17	.11D
Net realized and unrealized gain (loss)	.90	(1.75)	(.04)	.45
Total from investment operations	1.04	(1.59)	.13	.56
Distributions from net investment income	–	(.16)E	(.28)	(.17)
Distributions from net realized gain	–	(.09)E	(.52)	(.21)
Total distributions	–	(.25)	(.79)F	(.38)
Redemption fees added to paid in capitalC	–	–G	–G	–G
Net asset value, end of period	$11.34	$10.30	$12.14	$12.80
Total ReturnH,I	10.10%	(13.35)%	1.21%	4.57%
Ratios to Average Net AssetsJ
Expenses before reductions	1.20%K	1.11%	1.15%	1.33%K
Expenses net of fee waivers, if any	1.09%K	1.10%	1.15%	1.18%K
Expenses net of all reductions	1.09%K	1.09%	1.13%	1.17%K
Net investment income (loss)	2.55%K	1.34%	1.38%	2.88%D,K
Supplemental Data
Net assets, end of period (000 omitted)	$101	$92	$106	$105
Portfolio turnover rateL	49%K	42%	41%	46%K

 A For the year ended February 29.

 B For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

 C Calculated based on average shares outstanding during the period.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.09%.

 E The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 F Total distributions of $ .79 per share is comprised of distributions from net investment income of $.275 and distributions from net realized gain of $.517 per share.

 G Amount represents less than $.005 per share.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 K Annualized

 L Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers International Multi-Manager Fund Class N

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014 B
Selected Per–Share Data
Net asset value, beginning of period	$10.29	$12.13	$12.79	$12.62
Income from Investment Operations
Net investment income (loss)C	.13	.13	.14	.10D
Net realized and unrealized gain (loss)	.89	(1.75)	(.04)	.45
Total from investment operations	1.02	(1.62)	.10	.55
Distributions from net investment income	–	(.13)E	(.24)	(.17)
Distributions from net realized gain	–	(.09)E	(.52)	(.21)
Total distributions	–	(.22)	(.76)	(.38)
Redemption fees added to paid in capitalC	–	–F	–F	–F
Net asset value, end of period	$11.31	$10.29	$12.13	$12.79
Total ReturnG,H	9.91%	(13.55)%	.95%	4.45%
Ratios to Average Net AssetsI
Expenses before reductions	1.45%J	1.35%	1.40%	1.59%J
Expenses net of fee waivers, if any	1.34%J	1.35%	1.40%	1.43%J
Expenses net of all reductions	1.34%J	1.34%	1.38%	1.42%J
Net investment income (loss)	2.30%J	1.09%	1.13%	2.63%D,J
Supplemental Data
Net assets, end of period (000 omitted)	$100	$91	$105	$104
Portfolio turnover rateK	49%J	42%	41%	46%J

 A For the year ended February 29.

 B For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

 C Calculated based on average shares outstanding during the period.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.84%.

 E The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 J Annualized

 K Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2016

1. Organization.

Strategic Advisers International Multi-Manager Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and certain Fidelity brokerage or mutual fund accounts. The Fund offers International Multi-Manager, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2016, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the underlying funds, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$10,900,663
Gross unrealized depreciation	(3,251,917)
Net unrealized appreciation (depreciation) on securities	$7,648,746
Tax cost	$56,797,542

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(999,620)

The Fund elected to defer to its next fiscal year approximately $6,700 of currency losses recognized during the period November 1, 2015 to February 29, 2016.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $(88,767) and a change in net unrealized appreciation (depreciation) of $358,000 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities and U.S. government securities, aggregated $14,147,918 and $88,971,468, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.05% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .66% of the Fund's average net assets.

Sub-Advisers. Causeway Capital Management, LLC, Massachusetts Financial Services Company (MFS), FIAM LLC (an affiliate of the investment adviser) and William Blair Investment Management, LLP each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Arrowstreet Capital, Limited Partnership and Thompson, Siegel & Walmsley LLC have been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

In October, 2016 shareholders approved the appointment of FIL Investment Advisors and Geode Capital Management, LLC as additional sub-advisers for the Fund.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$122	$122

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding exchange-traded funds. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets
International Multi-Manager	$26,507.09
Class L	47.10
Class N	47.10
	$26,601

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $4 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $86 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser has contractually agreed to reimburse International Multi-Manager, Class L and Class N to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2018. In addition, the investment adviser has voluntarily agreed to reimburse Class F to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from these reimbursements. The following classes of the Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
International Multi-Manager	1.18%/1.00%(a)	$31,102
Class F	1.09%/.90%(a),(b)	1,713
Class L	1.18%/1.00%(a)	54
Class N	1.43%/1.25%(a)	54

 (a) Expense limitation effective June 1, 2016.

 (b) Effective October 1, 2016, the expense limitation was changed to 0.91% for Class F.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $372 for the period.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2016	Year ended February 29, 2016
From net investment income
International Multi-Manager	$–	$836,654
Class F	–	40,798
Class L	–	1,378
Class N	–	1,156
Total	$–	$879,986
From net realized gain
International Multi-Manager	$–	$483,052
Class F	–	19,445
Class L	–	803
Class N	–	800
Total	$–	$504,100

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2016	Year ended February 29, 2016	Six months ended August 31, 2016	Year ended February 29, 2016
International Multi-Manager
Shares sold	27,365	137,354	$301,646	$1,616,006
Reinvestment of distributions	–	112,265	–	1,319,706
Shares redeemed	(50,904)	(82,967)	(557,193)	(940,831)
Net increase (decrease)	(23,539)	166,652	$(255,547)	$1,994,881
Class F
Shares sold	66,997	120,262	$738,963	$1,384,025
Reinvestment of distributions	–	5,139	–	60,243
Shares redeemed	(48,836)	(50,276)	(530,729)	(584,045)
Net increase (decrease)	18,161	75,125	$208,234	$860,223
Class L
Reinvestment of distributions	–	186	$–	$2,181
Net increase (decrease)	–	186	$–	$2,181
Class N
Reinvestment of distributions	–	166	$–	$1,956
Net increase (decrease)	–	166	$–	$1,956

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 93% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2016 to August 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During Period-B March 1, 2016 to August 31, 2016
International Multi-Manager	1.09%
Actual		$1,000.00	$1,100.90	$5.77-C
Hypothetical-D		$1,000.00	$1,019.71	$5.55-C
Class F	1.00%
Actual		$1,000.00	$1,100.80	$5.30-E
Hypothetical-D		$1,000.00	$1,020.16	$5.09-E
Class L	1.09%
Actual		$1,000.00	$1,101.00	$5.77-C
Hypothetical-D		$1,000.00	$1,019.71	$5.55-C
Class N	1.34%
Actual		$1,000.00	$1,099.10	$7.09-C
Hypothetical-D		$1,000.00	$1,018.45	$6.82-C

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund’s annualized expense ratio.

 C If fees and changes to the Class' contractual expenses caps effective June 1, 2016 had been in effect during the entire period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in table below:

 D 5% return per year before expenses

 E If fees and changes to the Class' voluntary expenses cap effective June 1, 2016 had been in effect during the entire period, the annualized expense ratio would have been 0.90% and the expenses paid in the actual and hypothetical examples above would have been $4.77 and $4.58, respectively.

	Annualized Expense Ratio	Expenses Paid
International Multi-Manager	1.00%
Actual		5.30
Hypothetical		5.09
Class L	1.00%
Actual		5.30
Hypothetical		5.09
Class N	1.25%
Actual		6.62
Hypothetical		6.36

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers International Multi-Manager Fund

On March 3, 2016, the Board of Trustees, including the Independent Trustees (together, the Board), voted at an in-person meeting to approve an amendment to the fee schedule in the existing sub-advisory agreement (the Current Sub-Advisory Agreement) with FIAM LLC (formerly Pyramis Global Advisors LLC) (FIAM) for the fund (the Amended Sub-Advisory Agreement) with respect to the Select Emerging Markets Equity mandate, which has the potential to lower the amount of fees paid by Strategic Advisers, Inc. (Strategic Advisers) to FIAM, on behalf of the fund. The terms of the Amended Sub-Advisory Agreement are identical to those of the Current Sub-Advisory Agreement, except with respect to the date of execution and the fee schedule.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Amended Sub-Advisory Agreement.

In considering whether to approve the Amended Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Amended Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Amended Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board.

Nature, Extent, and Quality of Services Provided.  The Board noted that although FIAM was not previously allocated assets of the fund to manage using FIAM's Select Emerging Markets Equity strategy, the Board is familiar with the nature, extent and quality of services provided by FIAM, including resources devoted to its compliance policies and procedures, through its oversight of FIAM as a sub-adviser to the fund using other investment mandates and through its oversight of FIAM as sub-adviser to other funds overseen by the Board. In addition, the Board considered information received regarding FIAM in connection with the annual renewal of the sub-advisory agreement with FIAM on behalf of the fund at the September 2015 meeting. The Board also considered the backgrounds of the investment personnel that will provide services to the fund, including the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund, and the historical investment performance of FIAM's Select Emerging Markets Equity strategy.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Amended Sub-Advisory Agreement will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  The Board considered that the new fee schedule will not result in any changes to the fund's total management fee or total fund expenses because Strategic Advisers has not allocated any assets of the fund to FIAM's Select Emerging Markets Equity strategy. The Board considered that to the extent Strategic Advisers allocates assets of the fund to the strategy in the future, the new fee schedule would result in lower fees to be paid by Strategic Advisers to FIAM, on behalf of the fund, compared to the fees that would be paid if the Select Emerging Markets Equity strategy was allocated assets under the existing fee schedule. The Board also considered that the Amended Sub-Advisory Agreement would not result in any changes to the fund's maximum aggregate annual management fee rate, Strategic Advisers' portion of the fund's management fee or Strategic Advisers' expense reimbursement arrangements for each class of the fund. Based on its review, the Board concluded that the fund's management fee structure and total expenses continue to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Amended Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the fund's investment performance or costs of services and profitability to be significant factors in its decision to approve the Amended Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviewed information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2015 Board meeting.

Possible Economies of Scale.  The Board considered that the Amended Sub-Advisory Agreement provides for breakpoints that have the potential to further reduce sub-advisory fees paid to FIAM as assets allocated to FIAM's Select Emerging Markets Equity strategy grow. The Board also considered that it reviewed whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2015 Board meeting.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Amended Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Amended Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Amended Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Investment Advisory Contract and Management Fees

Strategic Advisers International Multi-Manager Fund

On June 7, 2016, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve a new investment advisory agreement (the New Sub-Advisory Agreement) with FIAM LLC (FIAM) for the fund to add a new investment mandate to the fund, subject to shareholder approval.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the New Sub-Advisory Agreement.

In considering whether to approve the New Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the New Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers, Inc. (Strategic Advisers) or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the New Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the New Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.  The Board noted that it is familiar with the nature, extent and quality of services provided by FIAM from its oversight of FIAM on behalf of other existing investment mandates for the fund pursuant to existing sub-advisory agreements between Strategic Advisers and FIAM (Existing Sub-Advisory Agreement). The Board considered that although the new investment mandate will not utilize the same investment personnel as the existing mandate approved by the Board under the Existing Sub-Advisory Agreement, the same support staff, including compliance personnel, that currently provides services to the fund will also provide services to the fund under [Core: each] [the] New Sub-Advisory Agreement. The Board considered the backgrounds of the investment personnel that will provide services to the fund under the New Sub-Advisory Agreement, and also took into consideration the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up. The Board also considered the structure of FIAM's portfolio manager compensation program with respect to the investment personnel that will provide services under the New Sub-Advisory Agreement and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board noted that FIAM will utilize a different investment mandate to provide services to the fund under the New Sub-Advisory Agreement than the investment mandate approved under the Current Sub-Advisory Agreement and reviewed the general qualifications and capabilities of the investment staff that will provide services to the fund under the New Sub-Advisory Agreement and its use of technology. The Board noted that the FIAM's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered FIAM's trading capabilities and resources which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by FIAM under the New Sub-Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Investment Performance.  The Board also considered the historical investment performance of FIAM and the portfolio managers in managing accounts under a similar investment mandate.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the New Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  In reviewing the New Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, and the amount and nature of fees to be paid by Strategic Advisers to FIAM under the New Sub-Advisory Agreement. Because Strategic Advisers will not allocate assets to FIAM at this time, the Board considered the hypothetical impact on the fund's management fee rate and total expenses if Strategic Advisers allocates assets to FIAM in the future.

The Board noted that the fund's contractual maximum aggregate annual management fee rate may not exceed 1.05% of the fund's average daily net assets and that the New Sub-Advisory Agreement will not result in a change to the contractual maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board also considered that Strategic Advisers has contractually agreed to reimburse the retail class, Class L and Class N of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) as a percentage of net assets exceed 1.00%, 1.00% and 1.25, respectively, through April 30, 2018. In addition, the Board noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed International: 0.90% of the class' average net assets and that such arrangement may be terminated by Strategic Advisers at any time. The Board also considered that after approval of the New Sub-Advisory Agreement, the fund's management fee rate and the expense ratio of each class of the fund are expected to maintain the same relationships to the competitive peer group median data provided in the June 2016 management contract renewal materials, after taking into account the lower expense reimbursement arrangements agreed to by Strategic Advisers with respect to the fund, as reflected above.

Based on its review, the Board concluded that the fund's management fee structure will continue to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the New Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the contractual maximum management fees payable by the fund or Strategic Advisers portion of the management fee, the Board did not consider the costs of services and profitability of the relationship with the fund to Strategic Advisers to be significant factors in its decision to approve the New Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to the New Sub-Advisory Agreement, the Board considered management's representation that it does not anticipate that the hiring of FIAM will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers and the fund's sub-advisory agreements. The Board noted that the New Sub-Advisory Agreement provides for breakpoints that have the potential to reduce sub-advisory fees paid to FIAM as assets allocated to FIAM grow.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the New Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered to the fund and that the New Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the New Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Investment Advisory Contract and Management Fees

Strategic Advisers International Multi-Manager Fund

On June 7, 2016, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve a new investment advisory agreement with FIL Investment Advisors (FIA) for the fund, and through FIA, a sub-subadvisory agreement with FIL Investment Advisors (UK) Limited (FIA (UK)) (each, a "Sub-Advisory Agreement", collectively, the "Sub-Advisory Agreements"), each subject to shareholder approval.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Sub-Advisory Agreements.

In considering whether to approve the Sub-Advisory Agreements, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Sub-Advisory Agreements is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers, Inc. (Strategic Advisers) or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Sub-Advisory Agreements bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Sub-Advisory Agreements was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.  The Board considered the backgrounds of the investment personnel that will provide services to the fund, and also took into consideration the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up. The Board also considered the structure of FIA's portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of FIA's investment staff, its use of technology, and FIA's approach to managing and compensating investment personnel. The Board noted that FIA's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered FIA's trading capabilities and resources which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by FIA under the Sub-Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Investment Performance.  The Board also considered the historical investment performance of FIA and the portfolio managers in managing accounts under a similar investment mandate.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  In reviewing the Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, and the amount and nature of fees to be paid by Strategic Advisers to FIA under the Sub-Advisory Agreement. The Board noted that FIA will compensate FIA (UK) pursuant to the terms of the sub-subadvisory agreement between FIA and FIA (UK) and that the fund and Strategic Advisers are not responsible for any such fees or expenses. Because Strategic Advisers will not allocate assets to FIA at this time, the Board considered the hypothetical impact on the fund's management fee rate and total expenses if Strategic Advisers allocates assets to FIA in the future.

The Board noted that the fund's contractual maximum aggregate annual management fee rate may not exceed 1.05% of the fund's average daily net assets and that the Sub-Advisory Agreement will not result in a change to the contractual maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board also considered that Strategic Advisers has contractually agreed to reimburse the retail class, Class L and Class N of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) as a percentage of net assets exceed International: 1.00%, 1.00% and 1.25%, respectively, through April 30, 2018. In addition, the Board noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 0.90% of the class' average net assets and that such arrangement may be terminated by Strategic Advisers at any time. The Board also considered that after approval of the Sub-Advisory Agreement, the fund's management fee rate and the expense ratio of each class of the fund are expected to maintain the same relationships to the competitive peer group median data provided in the June 2016 management contract renewal materials, after taking into account lower expense reimbursement arrangements agreed to by Strategic Advisers with respect to the fund, as reflected above.

Based on its review, the Board concluded that the fund's management fee structure will continue to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the contractual maximum management fees payable by the fund or Strategic Advisers portion of the management fee, the Board did not consider the costs of services and profitability of the relationship with the fund to Strategic Advisers to be significant factors in its decision to approve the Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to the Sub-Advisory Agreements, the Board considered management's representation that it does not anticipate that the hiring of FIA will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers and the fund's sub-advisory agreements. The Board noted that the Sub-Advisory Agreement provides for breakpoints that have the potential to reduce sub-advisory fees paid to FIA as assets allocated to FIA grow.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered to the fund and that the Sub-Advisory Agreements should be approved because the agreements are in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged by FIA will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Sub-Advisory Agreements does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Investment Advisory Contract and Management Fees

Strategic Advisers International Multi-Manager Fund

On June 7, 2016, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve a new investment advisory agreement (the Sub-Advisory Agreement) with Geode Capital Management, LLC (Geode) for the fund, subject to shareholder approval.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Sub-Advisory Agreement.

In considering whether to approve the Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers, Inc. (Strategic Advisers) or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.  The Board considered the backgrounds of the investment personnel that will provide services to the fund, and also took into consideration the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up. The Board also considered the structure of Geode's portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Geode's investment staff, its use of technology, and Geode's approach to managing and compensating investment personnel. The Board noted that Geode's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered Geode's trading capabilities and resources which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by Geode under the Sub-Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Investment Performance.  The Board also considered the historical investment performance of Geode and the portfolio managers in managing accounts under a similar investment mandate.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  In reviewing the Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, and the amount and nature of fees to be paid by Strategic Advisers to Geode under the Sub-Advisory Agreement. Because Strategic Advisers will not allocate assets to Geode at this time, the Board considered the hypothetical impact on the fund's management fee rate and total expenses if Strategic Advisers allocates assets to Geode in the future.

The Board noted that the fund's contractual maximum aggregate annual management fee rate may not exceed 1.05% of the fund's average daily net assets and that the Sub-Advisory Agreement will not result in a change to the contractual maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board also considered that Strategic Advisers has contractually agreed to reimburse the retail class, Class L and Class N of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) as a percentage of net assets exceed 1.00%, 1.00% and 1.25%, respectively, through April 30, 2018. In addition, the Board noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 0.90% of the class' average net assets and that such arrangement may be terminated by Strategic Advisers at any time. The Board also considered that after approval of the Sub-Advisory Agreement, the fund's management fee rate and the expense ratio of each class of the fund are expected to maintain the same relationships to the competitive peer group median data provided in the June 2016 management contract renewal materials, after taking into account lower expense reimbursement arrangements agreed to by Strategic Advisers with respect to the fund, as reflected above.

Based on its review, the Board concluded that the fund's management fee structure continues to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the contractual maximum management fees payable by the fund or Strategic Advisers portion of the management fee, the Board did not consider the costs of services and profitability of the relationship with the fund to Strategic Advisers to be significant factors in its decision to approve the Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to the Sub-Advisory Agreement, the Board considered management's representation that it does not anticipate that the hiring of Geode will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers and the fund's sub-advisory agreements. The Board noted that the Sub-Advisory Agreement provides for breakpoints that have the potential to reduce sub-advisory fees paid to Geode as assets allocated to Geode grow.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered to the fund and that the Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

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Strategic Advisers® Income Opportunities Fund of Funds Class L and Class N Semi-Annual Report August 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5095 (plan participants) or 1-877-208-0098 (Advisors and Investment Professionals) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Holdings as of August 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
T. Rowe Price High Yield Fund I Class	24.3	24.4
Hotchkis & Wiley High Yield Fund Class I	20.1	19.8
MainStay High Yield Corporate Bond Fund Class I	20.0	19.9
BlackRock High Yield Bond Fund Institutional Class	19.5	19.9
Fidelity Capital & Income Fund	16.2	16.3
	100.1

Asset Allocation (% of fund's net assets)

As of August 31, 2016
High Yield Fixed-Income Funds	100.1%
Short-Term Investments and Net Other Assets (Liabilities)*	(0.1)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

As of February 29, 2016
High Yield Fixed-Income Funds	100.3%
Short-Term Investments and Net Other Assets (Liabilities)*	(0.3)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Asset allocations of funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Fixed-Income Funds - 100.1%
	Shares	Value
High Yield Fixed-Income Funds - 100.1%
BlackRock High Yield Bond Fund Institutional Class	187,249	$1,423,095
Fidelity Capital & Income Fund (a)	122,257	1,181,003
Hotchkis & Wiley High Yield Fund Class I	122,866	1,465,794
MainStay High Yield Corporate Bond Fund Class I	254,465	1,458,082
T. Rowe Price High Yield Fund I Class	268,192	1,775,430

TOTAL HIGH YIELD FIXED-INCOME FUNDS		7,303,404

TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $7,248,988)		7,303,404
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(7,845)
NET ASSETS - 100%		$7,295,559

Legend

 (a) Affiliated Fund

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Capital & Income Fund	$1,053,814	$23,397	$--	$23,397	$1,181,003
Total	$1,053,814	$23,397	$--	$23,397	$1,181,003

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $6,060,359)	$6,122,401
Affiliated issuers (cost $1,188,629)	1,181,003
Total Investments (cost $7,248,988)		$7,303,404
Receivable for fund shares sold		25,709
Dividends receivable		17,018
Prepaid expenses		25
Receivable from investment adviser for expense reductions		4,956
Other receivables		67
Total assets		7,351,179
Liabilities
Payable for investments purchased	$26,019
Payable for fund shares redeemed	14,804
Distribution and service plan fees payable	23
Other affiliated payables	73
Other payables and accrued expenses	14,701
Total liabilities		55,620
Net Assets		$7,295,559
Net Assets consist of:
Paid in capital		$7,865,585
Distributions in excess of net investment income		(675)
Accumulated undistributed net realized gain (loss) on investments		(623,767)
Net unrealized appreciation (depreciation) on investments		54,416
Net Assets		$7,295,559
Income Opportunities:
Net Asset Value, offering price and redemption price per share ($6,497,720 ÷ 656,909 shares)		$9.89
Class F:
Net Asset Value, offering price and redemption price per share ($576,132 ÷ 58,250 shares)		$9.89
Class L:
Net Asset Value, offering price and redemption price per share ($111,244 ÷ 11,247 shares)		$9.89
Class N:
Net Asset Value, offering price and redemption price per share ($110,463 ÷ 11,168 shares)		$9.89

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2016 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$172,359
Affiliated issuers		16,413
Total income		188,772
Expenses
Management fee	$9,938
Transfer agent fees	128
Distribution and service plan fees	131
Accounting fees and expenses	413
Custodian fees and expenses	4,069
Independent trustees' fees and expenses	41
Registration fees	28,476
Audit	17,626
Legal	19
Miscellaneous	1,741
Total expenses before reductions	62,582
Expense reductions	(59,103)	3,479
Net investment income (loss)		185,293
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(49,426)
Realized gain distributions from underlying funds:
Affiliated issuers	6,984
Total net realized gain (loss)		(42,442)
Change in net unrealized appreciation (depreciation) on investment securities		687,981
Net gain (loss)		645,539
Net increase (decrease) in net assets resulting from operations		$830,832

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$185,293	$408,999
Net realized gain (loss)	(42,442)	(553,053)
Change in net unrealized appreciation (depreciation)	687,981	(432,818)
Net increase (decrease) in net assets resulting from operations	830,832	(576,872)
Distributions to shareholders from net investment income	(191,862)	(402,806)
Distributions to shareholders from net realized gain	–	(75,901)
Total distributions	(191,862)	(478,707)
Share transactions - net increase (decrease)	182,629	108,912
Redemption fees	365	(1,678)
Total increase (decrease) in net assets	821,964	(948,345)
Net Assets
Beginning of period	6,473,595	7,421,940
End of period	$7,295,559	$6,473,595
Other Information
Undistributed net investment income end of period	$–	$5,894
Distributions in excess of net investment income end of period	$(675)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Income Opportunities Fund of Funds

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013 B
Selected Per–Share Data
Net asset value, beginning of period	$8.98	$10.42	$10.88	$10.60	$10.00
Income from Investment Operations
Net investment income (loss)C	.266	.562	.585	.616	.436
Net realized and unrealized gain (loss)	.919	(1.339)	(.382)	.296	.615
Total from investment operations	1.185	(.777)	.203	.912	1.051
Distributions from net investment income	(.276)	(.553)	(.586)	(.610)	(.431)
Distributions from net realized gain	–	(.108)	(.079)	(.031)	(.020)
Total distributions	(.276)	(.661)	(.665)	(.641)	(.451)
Redemption fees added to paid in capitalC	.001	(.002)	.002	.009	–D
Net asset value, end of period	$9.89	$8.98	$10.42	$10.88	$10.60
Total ReturnE,F	13.35%	(7.83)%	1.95%	9.02%	10.69%
Ratios to Average Net AssetsG
Expenses before reductions	1.87%H	1.50%	1.53%	4.32%	10.12%H
Expenses net of fee waivers, if any	.10%H	.10%	.10%	.10%	.10%H
Expenses net of all reductions	.10%H	.10%	.10%	.10%	.10%H
Net investment income (loss)	5.55%H	5.73%	5.50%	5.83%	6.03%H
Supplemental Data
Net assets, end of period (000 omitted)	$6,498	$5,632	$6,515	$5,358	$1,042
Portfolio turnover rateI	36%H	65%	39%	46%	27%H

 A For the year ended February 29.

 B For the period June 19, 2012 (commencement of operations) to February 28, 2013.

 C Calculated based on average shares outstanding during the period.

 D Amount represents less than $.0005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 H Annualized

 I Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Income Opportunities Fund of Funds Class F

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013 B
Selected Per–Share Data
Net asset value, beginning of period	$8.98	$10.42	$10.88	$10.60	$10.52
Income from Investment Operations
Net investment income (loss)C	.266	.561	.586	.617	.125
Net realized and unrealized gain (loss)	.919	(1.338)	(.383)	.295	.096
Total from investment operations	1.185	(.777)	.203	.912	.221
Distributions from net investment income	(.276)	(.553)	(.586)	(.610)	(.121)
Distributions from net realized gain	–	(.108)	(.079)	(.031)	(.020)
Total distributions	(.276)	(.661)	(.665)	(.641)	(.141)
Redemption fees added to paid in capitalC	.001	(.002)	.002	.009	–D
Net asset value, end of period	$9.89	$8.98	$10.42	$10.88	$10.60
Total ReturnE,F	13.35%	(7.83)%	1.95%	9.02%	2.11%
Ratios to Average Net AssetsG
Expenses before reductions	1.87%H	1.49%	1.53%	4.16%	7.40%H
Expenses net of fee waivers, if any	.10%H	.10%	.10%	.10%	.10%H
Expenses net of all reductions	.10%H	.10%	.10%	.10%	.10%H
Net investment income (loss)	5.55%H	5.73%	5.50%	5.83%	5.99%H
Supplemental Data
Net assets, end of period (000 omitted)	$576	$646	$694	$639	$184
Portfolio turnover rateI	36%H	65%	39%	46%	27%H

 A For the year ended February 29.

 B For the period December 18, 2012 (commencement of operations) to February 28, 2013.

 C Calculated based on average shares outstanding during the period.

 D Amount represents less than $.0005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 H Annualized

 I Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Income Opportunities Fund of Funds Class L

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014 B
Selected Per–Share Data
Net asset value, beginning of period	$8.98	$10.41	$10.88	$10.62
Income from Investment Operations
Net investment income (loss)C	.266	.561	.585	.186
Net realized and unrealized gain (loss)	.919	(1.328)	(.392)	.278
Total from investment operations	1.185	(.767)	.193	.464
Distributions from net investment income	(.276)	(.553)	(.586)	(.180)
Distributions from net realized gain	–	(.108)	(.079)	(.027)
Total distributions	(.276)	(.661)	(.665)	(.207)
Redemption fees added to paid in capitalC	.001	(.002)	.002	.003
Net asset value, end of period	$9.89	$8.98	$10.41	$10.88
Total ReturnD,E	13.35%	(7.74)%	1.85%	4.44%
Ratios to Average Net AssetsF
Expenses before reductions	1.87%G	1.50%	1.54%	3.35%G
Expenses net of fee waivers, if any	.10%G	.10%	.10%	.10%G
Expenses net of all reductions	.10%G	.10%	.10%	.10%G
Net investment income (loss)	5.55%G	5.73%	5.50%	5.83%G
Supplemental Data
Net assets, end of period (000 omitted)	$111	$98	$106	$104
Portfolio turnover rateH	36%G	65%	39%	46%G

 A For the year ended February 29.

 B For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

 C Calculated based on average shares outstanding during the period.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 G Annualized

 H Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Income Opportunities Fund of Funds Class N

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014 B
Selected Per–Share Data
Net asset value, beginning of period	$8.98	$10.41	$10.88	$10.62
Income from Investment Operations
Net investment income (loss)C	.254	.537	.559	.178
Net realized and unrealized gain (loss)	.919	(1.329)	(.392)	.279
Total from investment operations	1.173	(.792)	.167	.457
Distributions from net investment income	(.264)	(.528)	(.560)	(.173)
Distributions from net realized gain	–	(.108)	(.079)	(.027)
Total distributions	(.264)	(.636)	(.639)	(.200)
Redemption fees added to paid in capitalC	.001	(.002)	.002	.003
Net asset value, end of period	$9.89	$8.98	$10.41	$10.88
Total ReturnD,E	13.21%	(7.97)%	1.60%	4.37%
Ratios to Average Net AssetsF
Expenses before reductions	2.12%G	1.75%	1.78%	3.61%G
Expenses net of fee waivers, if any	.35%G	.35%	.35%	.35%G
Expenses net of all reductions	.35%G	.35%	.35%	.35%G
Net investment income (loss)	5.30%G	5.48%	5.25%	5.58%G
Supplemental Data
Net assets, end of period (000 omitted)	$110	$98	$106	$104
Portfolio turnover rateH	36%G	65%	39%	46%G

 A For the year ended February 29.

 B For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

 C Calculated based on average shares outstanding during the period.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 G Annualized

 H Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2016

1. Organization.

Strategic Advisers Income Opportunities Fund of Funds (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and certain Fidelity brokerage or mutual fund accounts. The Fund currently invests in affiliated and unaffiliated mutual funds (the Underlying Funds). The Fund offers Income Opportunities, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses a third party pricing vendor approved by the Board of Trustees (the Board) to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$260,129
Gross unrealized depreciation	(231,915)
Net unrealized appreciation (depreciation) on securities	$28,214
Tax cost	$7,275,190

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(46,565)
Long-term	(490,119)
Total capital loss carryforward	$(536,684)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares, aggregated $1,371,874 and $1,197,344, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .80% of the Fund's average net assets. For the reporting period, the total annual management fee rate was .30% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$131	$–

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Income Opportunities	$126	-
Class L	1	–
Class N	1	–
	$128

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .30% of the Fund's average net assets until April 30, 2018. During the period, this waiver reduced the Fund's management fee by $9,938.

The investment adviser has contractually agreed to reimburse Income Opportunities, Class L and Class N to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2018. In addition, the investment adviser has voluntarily agreed to reimburse Class F to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. Some expenses, for example sub-advisory fees and interest expense, including commitment fees, are excluded from these reimbursements. The following classes of the Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Income Opportunities	.10%	$43,265
Class F	.10%	4,347
Class L	.10%	773
Class N	.35%	780

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2016	Year ended February 29, 2016
From net investment income
Income Opportunities	$169,035	$353,566
Class F	16,880	37,846
Class L	3,049	5,840
Class N	2,898	5,554
Total	$191,862	$402,806
From net realized gain
Income Opportunities	$–	$66,570
Class F	–	7,104
Class L	–	1,116
Class N	–	1,111
Total	$–	$75,901

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2016	Year ended February 29, 2016	Six months ended August 31, 2016	Year ended February 29, 2016
Income Opportunities
Shares sold	146,270	234,908	$1,413,731	$2,325,146
Reinvestment of distributions	17,682	42,871	169,033	419,934
Shares redeemed	(134,092)	(276,197)	(1,278,216)	(2,700,765)
Net increase (decrease)	29,860	1,582	$304,548	$44,315
Class F
Shares sold	6,154	21,905	$59,039	$216,299
Reinvestment of distributions	1,769	4,596	16,880	44,950
Shares redeemed	(21,554)	(21,270)	(203,785)	(210,272)
Net increase (decrease)	(13,631)	5,231	$(127,866)	$50,977
Class L
Reinvestment of distributions	319	709	$3,049	$6,955
Net increase (decrease)	319	709	$3,049	$6,955
Class N
Reinvestment of distributions	303	680	$2,898	$6,665
Net increase (decrease)	303	680	$2,898	$6,665

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 26% of the total outstanding shares of the Fund.

In October, 2016 shareholders approved the appointment of FIAM LLC (an affiliate of the investment adviser) as a sub-adviser for the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2016 to August 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During Period-B March 1, 2016 to August 31, 2016
Income Opportunities	.10%
Actual		$1,000.00	$1,132.40	$.54
Hypothetical-C		$1,000.00	$1,024.70	$.51
Class F	.10%
Actual		$1,000.00	$1,132.30	$.54
Hypothetical-C		$1,000.00	$1,024.70	$.51
Class L	.10%
Actual		$1,000.00	$1,132.30	$.54
Hypothetical-C		$1,000.00	$1,024.70	$.51
Class N	.35%
Actual		$1,000.00	$1,130.90	$1.88
Hypothetical-C		$1,000.00	$1,023.44	$1.79

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each Class' annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Income Opportunities Fund of Funds

On June 7, 2016, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve a new investment advisory agreement (the New Sub-Advisory Agreement) with FIAM LLC (FIAM) for the fund to add a new investment mandate to the fund, subject to shareholder approval.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the New Sub-Advisory Agreement.

In considering whether to approve the New Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the New Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers, Inc. (Strategic Advisers) or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the New Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the New Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.  The Board noted that it is familiar with the nature, extent and quality of services provided by FIAM from its oversight of FIAM as sub-adviser for other funds under the Board's supervision. The Board considered that, the same support staff, including compliance personnel, that currently provides services to other funds overseen by the Board will also provide services to the fund under the New Sub-Advisory Agreement. The Board considered the backgrounds of the investment personnel that will provide services to the fund under the New Sub-Advisory Agreement, and also took into consideration the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up. The Board also considered the structure of FIAM's portfolio manager compensation program with respect to the investment personnel that will provide services under the New Sub-Advisory Agreement and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of the investment staff that will provide services to the fund under the New Sub-Advisory Agreement and its use of technology. The Board noted that the FIAM's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered FIAM's trading capabilities and resources which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by FIAM under the New Sub-Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Investment Performance.  The Board also considered the historical investment performance of FIAM and the portfolio managers in managing accounts under a similar investment mandate.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the New Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  In reviewing the New Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, and the amount and nature of fees to be paid by Strategic Advisers to FIAM under the New Sub-Advisory Agreement. Because Strategic Advisers will not allocate assets to FIAM at this time, the Board considered the hypothetical impact on the fund's management fee rate and total expenses if Strategic Advisers allocates assets to FIAM in the future.

The Board noted that the fund's contractual maximum aggregate annual management fee rate may not exceed 0.80% of the fund's average daily net assets and that the New Sub-Advisory Agreement will not result in a change to the contractual maximum aggregate annual management fee payable by the fund, Strategic Advisers' contractual management fee waiver for the fund or Strategic Advisers' portion of the management fee. The Board also considered that Strategic Advisers has contractually agreed to reimburse the retail class, Class L and Class N of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, sub-advisory fees, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) as a percentage of net assets exceed 0.10%, 0.10% and 0.35%, respectively, through April 30, 2018. In addition, the Board noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, sub-advisory fees, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 0.10% of the class' average net assets and that such arrangement may be terminated by Strategic Advisers at any time. The Board also considered that after approval of the New Sub-Advisory Agreement, based on hypothetical allocations to FIAM, the fund's management fee rate is expected to rank above median before Strategic Advisers' management fee waiver discussed above, and below median, net of waiver. The Board noted that the expense ratio of each class of the fund is expected to maintain the same relationships to the competitive peer group median data provided in the June 2016 management contract renewal materials.

Based on its review, the Board concluded that the fund's management fee structure will continue to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the New Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the contractual maximum management fees payable by the fund or Strategic Advisers portion of the management fee, the Board did not consider the costs of services and profitability of the relationship with the fund to Strategic Advisers to be significant factors in its decision to approve the New Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to the New Sub-Advisory Agreement, the Board considered management's representation that it does not anticipate that the hiring of FIAM will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers and the fund's sub-advisory agreements. The Board noted that the New Sub-Advisory Agreement provides for breakpoints that have the potential to reduce sub-advisory fees paid to FIAM as assets allocated to FIAM grow.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the New Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered to the fund and that the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the New Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

ODF-L-ODF-N-SANN-1016
1.9585965.102

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Rutland Square Trust II’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Rutland Square Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust II

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	October 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	October 25, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 25, 2016